UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03213

Nationwide Variable Insurance Trust

(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

One Nationwide Plaza

Mail Code: 05-02-210R

Columbus, OH 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-1795

Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

March 31, 2018 (Unaudited)

Statement of Investments

March 31, 2018 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks 98.5%

	Shares	Value
Aerospace & Defense 0.5%
United Technologies Corp.	14,570	$1,833,197

Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	13,620	1,425,469

Automobiles 1.2%
General Motors Co.	66,003	2,398,549
Honda Motor Co. Ltd.	69,400	2,387,143

		4,785,692

Banks 14.3%
Bank of America Corp.	337,710	10,127,923
BB&T Corp.	74,030	3,852,521
BOK Financial Corp.	8,994	890,316
Comerica, Inc.	12,121	1,162,767
JPMorgan Chase & Co.	122,036	13,420,299
M&T Bank Corp.	13,277	2,447,748
PNC Financial Services Group, Inc. (The)	34,436	5,208,101
US Bancorp	168,098	8,488,949
Wells Fargo & Co.	212,657	11,145,353

		56,743,977

Beverages 0.4%
PepsiCo, Inc.	15,010	1,638,342

Building Products 0.9%
Johnson Controls International plc	98,892	3,484,954

Capital Markets 3.8%
Ameriprise Financial, Inc.	11,030	1,631,778
Franklin Resources, Inc.	32,860	1,139,585
Goldman Sachs Group, Inc. (The)	15,782	3,974,855
Invesco Ltd.	111,843	3,580,094
Northern Trust Corp.	32,472	3,348,837
State Street Corp.	15,213	1,517,193

		15,192,342

Commercial Services & Supplies 0.3%
Republic Services, Inc.	20,450	1,354,404

Communications Equipment 2.0%
Cisco Systems, Inc.	183,075	7,852,087

Containers & Packaging 0.3%
Sonoco Products Co.	21,160	1,026,260

Diversified Financial Services 2.5%
Berkshire Hathaway, Inc., Class A*	24	7,178,400
Berkshire Hathaway, Inc., Class B*	14,500	2,892,460

		10,070,860

Diversified Telecommunication Services 3.6%
AT&T, Inc.	251,336	8,960,129
Verizon Communications, Inc.	108,420	5,184,644

		14,144,773

Electric Utilities 1.1%
Edison International	23,805	1,515,426
PG&E Corp.	61,049	2,681,883

		4,197,309

Electrical Equipment 1.0%
Emerson Electric Co.	32,790	2,239,557
Hubbell, Inc.	14,152	1,723,431

		3,962,988

Electronic Equipment, Instruments & Components 1.3%
Keysight Technologies, Inc.*	42,527	2,227,989
TE Connectivity Ltd.	29,481	2,945,152

		5,173,141

Energy Equipment & Services 3.9%
Baker Hughes a GE Co.	103,537	2,875,223
Halliburton Co.	25,205	1,183,123
Helmerich & Payne, Inc.	11,761	782,812
National Oilwell Varco, Inc.	83,924	3,089,242
Schlumberger Ltd.	119,440	7,737,323

		15,667,723

Equity Real Estate Investment Trusts (REITs) 0.5%
Weyerhaeuser Co.	55,260	1,934,100

Food & Staples Retailing 2.1%
Sysco Corp.	22,136	1,327,275
US Foods Holding Corp.*	47,980	1,572,305
Walmart, Inc.	59,453	5,289,533

		8,189,113

Food Products 4.0%
Conagra Brands, Inc.	120,105	4,429,472
General Mills, Inc.	58,150	2,620,239
Kellogg Co.	45,472	2,956,135
Mondelez International, Inc., Class A	136,746	5,706,411

		15,712,257

Health Care Equipment & Supplies 4.0%
Abbott Laboratories	48,910	2,930,687
Medtronic plc	87,676	7,033,369
Siemens Healthineers AG*(a)	44,342	1,822,325
Zimmer Biomet Holdings, Inc.	36,410	3,970,146

		15,756,527

Health Care Providers & Services 4.6%
Cardinal Health, Inc.	37,100	2,325,428
Cigna Corp.	5,970	1,001,408
Express Scripts Holding Co.*	44,674	3,086,080
HCA Healthcare, Inc.	32,590	3,161,230
Henry Schein, Inc.*	12,720	854,911
LifePoint Health, Inc.*	79,873	3,754,031
McKesson Corp.	22,110	3,114,636
Universal Health Services, Inc., Class B	9,015	1,067,466

		18,365,190

Hotels, Restaurants & Leisure 0.3%
Carnival Corp.	17,675	1,159,127

Household Products 3.4%
Kimberly-Clark Corp.	9,300	1,024,209
Procter & Gamble Co. (The)	158,387	12,556,921

		13,581,130

Industrial Conglomerates 2.7%
General Electric Co.	802,884	10,822,876

Insurance 3.2%
Aflac, Inc.	38,492	1,684,410
Chubb Ltd.	28,332	3,874,967
MetLife, Inc.	76,965	3,531,924
Reinsurance Group of America, Inc.	16,540	2,547,160
Unum Group	18,900	899,829

		12,538,290

Leisure Products 0.4%
Mattel, Inc.(b)	119,839	1,575,883

Machinery 0.5%
IMI plc	125,070	1,898,370

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks (continued)

	Shares	Value
Metals & Mining 0.4%
BHP Billiton Ltd.	79,830	$1,765,867

Multiline Retail 0.8%
Target Corp.	44,329	3,077,762

Oil, Gas & Consumable Fuels 13.6%
Anadarko Petroleum Corp.	63,393	3,829,571
Apache Corp.	42,828	1,648,021
Chevron Corp.	72,631	8,282,839
Cimarex Energy Co.	28,763	2,689,340
ConocoPhillips	69,993	4,149,885
Devon Energy Corp.	133,036	4,229,214
EOG Resources, Inc.	22,076	2,323,941
EQT Corp.	61,926	2,942,104
Exxon Mobil Corp.	39,567	2,952,094
Imperial Oil Ltd.	37,339	988,867
Noble Energy, Inc.	140,706	4,263,392
Occidental Petroleum Corp.	116,584	7,573,297
Royal Dutch Shell plc, Class B	55,710	1,795,250
TOTAL SA	109,657	6,232,208

		53,900,023

Pharmaceuticals 10.6%
Allergan plc	27,690	4,659,950
Bristol-Myers Squibb Co.	17,930	1,134,072
Johnson & Johnson	74,731	9,576,778
Merck & Co., Inc.	181,655	9,894,748
Pfizer, Inc.	339,630	12,053,469
Roche Holding AG	13,510	3,098,652
Teva Pharmaceutical Industries Ltd., ADR-IL	90,021	1,538,459

		41,956,128

Road & Rail 1.0%
Heartland Express, Inc.	213,300	3,837,267

Semiconductors & Semiconductor Equipment 3.5%
Applied Materials, Inc.	12,877	716,090
Intel Corp.	160,700	8,369,256
QUALCOMM, Inc.	74,400	4,122,504
Teradyne, Inc.	16,957	775,104

		13,982,954

Software 2.1%
Microsoft Corp.	14,325	1,307,443
Oracle Corp.	155,987	7,136,405

		8,443,848

Specialty Retail 1.4%
Advance Auto Parts, Inc.	36,775	4,359,676
Lowe’s Cos., Inc.	15,166	1,330,817

		5,690,493

Technology Hardware, Storage & Peripherals 0.6%
Hewlett Packard Enterprise Co.	56,591	992,606
HP, Inc.	56,591	1,240,475

		2,233,081

Textiles, Apparel & Luxury Goods 0.9%
Ralph Lauren Corp.	17,310	1,935,258
Tapestry, Inc.	27,741	1,459,454

		3,394,712

Trading Companies & Distributors 0.4%
MSC Industrial Direct Co., Inc., Class A	16,845	1,544,855

Total Common Stocks (cost $343,198,218)		389,913,371

Repurchase Agreements 0.0%†

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc., 1.81%, dated 3/29/2018, due 4/2/2018, repurchase price $47,822, collateralized by U.S. Government Agency Securities, ranging from 1.92% - 4.00%, maturing 2/25/2031 - 3/1/2059; total market value $48,768.(c)	$47,812	$47,812
Nomura Securities International, Inc., 1.80%, dated 3/29/2018, due 4/2/2018, repurchase price $100,020, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 7.88%, maturing 4/26/2018 - 2/15/2048; total market value $102,000.(c)	100,000	100,000

Total Repurchase Agreements (cost $147,812)		147,812

Total Investments (cost $343,346,030) — 98.5%		390,061,183
Other assets in excess of liabilities — 1.5%		6,033,088

NET ASSETS — 100.0%		$396,094,271

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2018 was $1,822,325 which represents 0.46% of net assets.
(b)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $143,979, which as collateralized by cash used to purchase repurchase agreements with a value of $147,812.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2018 was $147,812.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

American Century NVIT Multi Cap Value Fund

ADR	American Depositary Receipt
IL	Israel
REIT	Real Estate Investment Trust

Forward foreign currency contracts outstanding as of March 31, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	62,305	USD	47,848	JPMorgan Chase Bank	6/29/2018	18
USD	1,415,709	AUD	1,836,351	JPMorgan Chase Bank	6/29/2018	4,940
USD	2,350,466	CHF	2,223,071	Credit Suisse International	6/29/2018	7,297
USD	2,728,373	GBP	1,929,774	Morgan Stanley Co., Inc.	6/29/2018	10,704
USD	1,844,507	JPY	194,755,950	Credit Suisse International	6/29/2018	3,334

Total unrealized appreciation						26,293

AUD	57,502	USD	44,447	JPMorgan Chase Bank	6/29/2018	(271)
JPY	9,144,225	USD	87,613	Credit Suisse International	6/29/2018	(1,166)
USD	751,055	CAD	971,467	Morgan Stanley Co., Inc.	6/29/2018	(4,247)
USD	6,021,789	EUR	4,870,027	UBS AG	6/29/2018	(10,509)

Total unrealized depreciation						(16,193)

Net unrealized appreciation						10,100

Currency:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

American Century NVIT Multi Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$1,833,197	$—	$—	$1,833,197
Air Freight & Logistics	1,425,469	—	—	1,425,469
Automobiles	4,785,692	—	—	4,785,692
Banks	56,743,977	—	—	56,743,977
Beverages	1,638,342	—	—	1,638,342
Building Products	3,484,954	—	—	3,484,954
Capital Markets	15,192,342	—	—	15,192,342
Commercial Services & Supplies	1,354,404	—	—	1,354,404
Communications Equipment	7,852,087	—	—	7,852,087
Containers & Packaging	1,026,260	—	—	1,026,260
Diversified Financial Services	10,070,860	—	—	10,070,860
Diversified Telecommunication Services	14,144,773	—	—	14,144,773
Electric Utilities	4,197,309	—	—	4,197,309
Electrical Equipment	3,962,988	—	—	3,962,988
Electronic Equipment, Instruments & Components	5,173,141	—	—	5,173,141
Energy Equipment & Services	15,667,723	—	—	15,667,723
Equity Real Estate Investment Trusts (REITs)	1,934,100	—	—	1,934,100
Food & Staples Retailing	8,189,113	—	—	8,189,113
Food Products	15,712,257	—	—	15,712,257
Health Care Equipment & Supplies	15,756,527	—	—	15,756,527

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

American Century NVIT Multi Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Providers & Services	$18,365,190	$—	$—	$18,365,190
Hotels, Restaurants & Leisure	1,159,127	—	—	1,159,127
Household Products	13,581,130	—	—	13,581,130
Industrial Conglomerates	10,822,876	—	—	10,822,876
Insurance	12,538,290	—	—	12,538,290
Leisure Products	1,575,883	—	—	1,575,883
Machinery	—	1,898,370	—	1,898,370
Metals & Mining	—	1,765,867	—	1,765,867
Multiline Retail	3,077,762	—	—	3,077,762
Oil, Gas & Consumable Fuels	45,872,565	8,027,458	—	53,900,023
Pharmaceuticals	38,857,476	3,098,652	—	41,956,128
Road & Rail	3,837,267	—	—	3,837,267
Semiconductors & Semiconductor Equipment	13,982,954	—	—	13,982,954
Software	8,443,848	—	—	8,443,848
Specialty Retail	5,690,493	—	—	5,690,493
Technology Hardware, Storage & Peripherals	2,233,081	—	—	2,233,081
Textiles, Apparel & Luxury Goods	3,394,712	—	—	3,394,712
Trading Companies & Distributors	1,544,855	—	—	1,544,855

Total Common Stocks	$375,123,024	$14,790,347	$—	$389,913,371

Forward Foreign Currency Contracts	—	26,293	—	26,293
Repurchase Agreements	—	147,812	—	147,812

Total Assets	$375,123,024	$14,964,452	$—	$390,087,476

Liabilities:
Forward Foreign Currency Contracts	$—	$(16,193)	$—	$(16,193)

Total Liabilities	$—	$(16,193)	$—	$(16,193)

Total	$375,123,024	$14,948,259	$—	$390,071,283

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts {in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency and/or to manage currency exposures and/or to express a view on a foreign currency vs the U.S. dollar or other foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018:

Assets:		Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation of forward foreign currency contracts	$26,293

Total		$26,293

Liabilities:		Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation of forward foreign currency contracts	$(16,193)

Total		$(16,193)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

March 31, 2018 (Unaudited)

American Funds NVIT Asset Allocation Fund

Investment Company 100.1%

	Shares	Value
Balanced Fund 100.1%
American Funds Asset Allocation Fund, Class 1(a)	284,595,032	$6,696,521,113

Total Investment Company (cost $5,074,347,292)		6,696,521,113

Total Investments (cost $5,074,347,292) — 100.1%		6,696,521,113
Liabilities in excess of other assets — (0.1)%		(3,687,253)

NET ASSETS — 100.0%		$6,692,833,860

(a)	Investment in master fund.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

American Funds NVIT Asset Allocation Fund

American Funds NVIT Asset Allocation Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Asset Allocation Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2018 (Unaudited)

American Funds NVIT Bond Fund

Investment Company 100.1%

	Shares	Value
Fixed Income Fund 100.1%
American Funds Bond Fund, Class 1(a)	275,447,021	$2,936,265,246

Total Investment Company (cost $3,003,356,738)		2,936,265,246

Total Investments (cost $3,003,356,738) — 100.1%		2,936,265,246
Liabilities in excess of other assets — (0.1)%		(1,593,950)

NET ASSETS — 100.0%		$2,934,671,296

(a)	Investment in master fund.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

American Funds NVIT Bond Fund

American Funds NVIT Bond Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Bond Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2018 (Unaudited)

American Funds NVIT Global Growth Fund

Investment Company 100.1%

	Shares	Value
Equity Fund 100.1%
American Funds Global Growth Fund, Class 1(a)	12,695,463	$398,383,616

Total Investment Company (cost $321,062,778)		398,383,616

Total Investments (cost $321,062,778) — 100.1%		398,383,616
Liabilities in excess of other assets — (0.1)%		(287,111)

NET ASSETS — 100.0%		$398,096,505

(a)	Investment in master fund.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

American Funds NVIT Global Growth Fund

American Funds NVIT Global Growth Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Global Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2018 (Unaudited)

American Funds NVIT Growth Fund

Investment Company 100.1%

	Shares	Value
Equity Fund 100.1%
American Funds Growth Fund, Class 1(a)	8,078,731	$646,702,446

Total Investment Company (cost $531,222,326)		646,702,446

Total Investments (cost $531,222,326) — 100.1%		646,702,446
Liabilities in excess of other assets — (0.1)%		(429,648)

NET ASSETS — 100.0%		$646,272,798

(a)	Investments in master fund.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

American Funds NVIT Growth Fund

American Funds NVIT Growth Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2018 (Unaudited)

American Funds NVIT Growth-Income Fund

Investment Company 100.1%

	Shares	Value
Equity Fund 100.1%
American Funds Growth-Income Fund, Class 1(a)	59,757,784	$3,051,830,006

Total Investment Company (cost $2,554,273,505)		3,051,830,006

Total Investments (cost $2,554,273,505) — 100.1%		3,051,830,006
Liabilities in excess of other assets — (0.1)%		(1,712,101)

NET ASSETS — 100.0%		$3,050,117,905

(a)	Investment in master fund.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

American Funds NVIT Growth-Income Fund

American Funds NVIT Growth-Income Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Growth-Income Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2018 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund

Investment Company 93.6%

	Shares	Value
Alternative Assets 93.6%
BlackRock Global Allocation VI Fund, Class I	12,358,013	$212,434,238

Total Investment Company (cost $196,360,142)		212,434,238

Short-Term Investment 6.1%

	Shares	Value
Money Market Fund 6.1%
JPMorgan U.S. Government Money Market Fund - Institutional Shares, 1.54%(a)	13,907,732	13,907,732
Total Short-Term Investment (cost $13,907,732)		13,907,732

Total Investments (cost $210,267,874) — 99.7%		226,341,970
Other assets in excess of liabilities — 0.3%		621,743

NET ASSETS — 100.0%		$226,963,713

(a)	Represents 7-day effective yield as of March 31, 2018.

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index	(104)	6/2018	USD	(10,403,120)	(77,316)
Russell 2000 E-Mini Index	(2)	6/2018	USD	(153,120)	245
S&P 500 E-Mini Index	(87)	6/2018	USD	(11,497,050)	(15,533)
S&P Midcap 400 E-Mini Index	(4)	6/2018	USD	(753,240)	(6,550)

					(99,154)

At March 31, 2018, the Fund has $1,110,560 segregated as collateral with the broker for open futures contracts

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At March 30, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (‘‘futures contracts’’) to modify exposure to volatility.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2018

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$245

Total		$245

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(99,399)

Total		$(99,399)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2018 (Unaudited)

BlackRock NVIT Equity Dividend Fund

Common Stocks 94.6%

	Shares	Value
Aerospace & Defense 1.4%
Lockheed Martin Corp.	4,158	$1,405,113
Northrop Grumman Corp.	7,196	2,512,267

		3,917,380

Banks 17.6%
Bank of America Corp.	393,433	11,799,056
Citigroup, Inc.	141,845	9,574,537
JPMorgan Chase & Co.	109,644	12,057,551
KeyCorp	68,218	1,333,662
SunTrust Banks, Inc.	45,882	3,121,811
US Bancorp	73,162	3,694,681
Wells Fargo & Co.	154,325	8,088,173

		49,669,471

Beverages 2.3%
Diageo plc	105,374	3,564,810
Dr Pepper Snapple Group, Inc.	12,430	1,471,463
PepsiCo, Inc.	13,090	1,428,774

		6,465,047

Capital Markets 3.6%
Charles Schwab Corp. (The)	25,610	1,337,354
Goldman Sachs Group, Inc. (The)	14,903	3,753,470
Morgan Stanley	96,012	5,180,807

		10,271,631

Chemicals 1.1%
DowDuPont, Inc.	49,641	3,162,628

Communications Equipment 1.4%
Cisco Systems, Inc.	33,970	1,456,973
Motorola Solutions, Inc.	23,359	2,459,703

		3,916,676

Construction Materials 0.7%
CRH plc	59,050	1,999,694

Containers & Packaging 0.4%
International Paper Co.	18,161	970,342

Diversified Telecommunication Services 2.6%
BCE, Inc.	17,044	733,574
Verizon Communications, Inc.	138,107	6,604,277

		7,337,851

Electric Utilities 3.7%
Edison International	12,530	797,660
FirstEnergy Corp.	98,119	3,337,027
NextEra Energy, Inc.	18,350	2,997,105
PG&E Corp.	73,620	3,234,127

		10,365,919

Electronic Equipment, Instruments & Components 0.6%
CDW Corp.	25,430	1,787,983

Energy Equipment & Services 0.3%
Halliburton Co.	18,180	853,369

Food & Staples Retailing 1.2%
CVS Health Corp.(a)	25,620	1,593,820
Kroger Co. (The)	68,987	1,651,549

		3,245,369

Food Products 1.3%
Danone SA	9,210	745,960
General Mills, Inc.	29,670	1,336,930
Kellogg Co.	25,140	1,634,351

		3,717,241

Health Care Equipment & Supplies 2.8%
Koninklijke Philips NV	109,400	4,204,246
Medtronic plc	45,760	3,670,867

		7,875,113

Health Care Providers & Services 6.7%
Aetna, Inc.	25,649	4,334,681
Anthem, Inc.	27,438	6,028,129
Cardinal Health, Inc.	25,640	1,607,115
Humana, Inc.	4,350	1,169,410
McKesson Corp.	14,921	2,101,921
Quest Diagnostics, Inc.	12,049	1,208,515
UnitedHealth Group, Inc.	12,010	2,570,140

		19,019,911

Household Products 0.8%
Procter & Gamble Co. (The)	28,677	2,273,513

Industrial Conglomerates 2.6%
3M Co.	4,918	1,079,599
General Electric Co.	218,680	2,947,807
Honeywell International, Inc.	23,129	3,342,372

		7,369,778

Insurance 6.4%
American International Group, Inc.	99,381	5,408,314
Brighthouse Financial, Inc.*	6,201	318,731
Lincoln National Corp.	7,310	534,069
Marsh & McLennan Cos., Inc.	26,101	2,155,682
MetLife, Inc.	92,203	4,231,196
Prudential Financial, Inc.	19,121	1,979,979
Travelers Cos., Inc. (The)	24,673	3,426,093

		18,054,064

IT Services 0.4%
Cognizant Technology Solutions Corp., Class A	13,060	1,051,330

Leisure Products 0.4%
Mattel, Inc. (a)	88,024	1,157,516

Machinery 0.4%
Pentair plc	17,270	1,176,605

Media 2.4%
Comcast Corp., Class A	120,732	4,125,412
Interpublic Group of Cos., Inc. (The)(a)	92,640	2,133,499
Publicis Groupe SA	6,527	454,766

		6,713,677

Multiline Retail 0.5%
Dollar General Corp.	16,149	1,510,739

Multi-Utilities 1.1%
Public Service Enterprise Group, Inc.	62,538	3,141,909

Oil, Gas & Consumable Fuels 10.5%
BP plc	425,990	2,868,400
Chevron Corp.	18,549	2,115,328
Devon Energy Corp.	59,580	1,894,048
Hess Corp.(a)	57,287	2,899,868
Marathon Petroleum Corp.	30,885	2,258,003
Royal Dutch Shell plc, Class A, ADR-NL	100,550	6,416,096
Suncor Energy, Inc.	179,631	6,204,455
TOTAL SA, ADR-FR	78,586	4,533,626
Williams Cos., Inc. (The)	14,070	349,780

		29,539,604

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

BlackRock NVIT Equity Dividend Fund

Common Stocks (continued)

	Shares	Value
Personal Products 0.8%
Unilever NV, NYRS-UK	37,713	$2,126,636

Pharmaceuticals 8.3%
AstraZeneca plc	78,200	5,378,711
Bayer AG (Registered)	12,370	1,398,714
Merck & Co., Inc.	75,445	4,109,489
Novo Nordisk A/S, ADR-DK	45,350	2,233,488
Pfizer, Inc.	293,678	10,422,632

		23,543,034

Professional Services 1.2%
Experian plc	84,654	1,828,692
Nielsen Holdings plc(a)	48,452	1,540,289

		3,368,981

Road & Rail 0.6%
Union Pacific Corp.	13,160	1,769,099

Semiconductors & Semiconductor Equipment 1.8%
QUALCOMM, Inc.	61,218	3,392,089
Taiwan Semiconductor Manufacturing Co. Ltd., ADR-TW	36,917	1,615,488

		5,007,577

Software 5.8%
Constellation Software, Inc.(a)	2,311	1,568,022
Microsoft Corp.	74,857	6,832,198
Oracle Corp.	176,296	8,065,542

		16,465,762

Specialty Retail 0.5%
Lowe’s Cos., Inc.	17,360	1,523,340

Technology Hardware, Storage & Peripherals 0.9%
Lenovo Group Ltd.	1,810,000	931,004
Samsung Electronics Co. Ltd., GDR-KR Reg. S	1,259	1,445,955

		2,376,959

Tobacco 1.3%
Altria Group, Inc.	43,416	2,705,685
British American Tobacco plc	16,710	970,034

		3,675,719

Wireless Telecommunication Services 0.2%
SK Telecom Co. Ltd., ADR-KR	23,614	570,750

Total Common Stocks (cost $232,898,985)		266,992,217

Master Limited Partnership 0.2%

	Shares	Value
Oil, Gas & Consumable Fuels 0.2%
Plains All American Pipeline LP*	20,230	445,667

Total Master Limited Partnership (cost $461,423)		445,667

Short-Term Investment 3.1%

	Shares	Value
Money Market Fund 3.1%
Fidelity Investments Money Market Prime Money Market Portfolio - Institutional Class, 1.74%(b)	8,882,694	8,884,470

Total Short-Term Investment (cost $8,885,309)		8,884,470

Repurchase Agreement 0.4%

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc., 1.81%, dated 03/29/2018, due 4/2/2018, repurchase price $1,170,444, collateralized by U.S. Government Agency Securities, ranging from 1.92% - 4.00%, maturing 2/25/2031 - 3/1/2059; total market value $1,193,612.(c)	$1,170,208	$1,170,208

Total Repurchase Agreement (cost $1,170,208)		1,170,208

Total Investments (cost $243,415,925) — 98.3%		277,492,562
Other assets in excess of liabilities — 1.7%		4,795,318

NET ASSETS — 100.0%		$282,287,880

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $6,707,387. which was collateralized by cash used to purchase repurchase agreements with a total value of $1,170,208 and by $5,742,590 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 8.00%, and maturity dates ranging from 4/5/2018 - 2/15/2048, a total value of $ 6,912,798.
(b)	Represents 7-day effective yield as of March 31, 2018.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2018 was $1,170,208.

ADR	American Depositary Receipt
DK	Denmark
FR	France
GDR	Global Depositary Receipt
KR	South Korea
NL	Netherlands
NYRS	New York Registry Shares
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
TW	Taiwan
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

BlackRock NVIT Equity Dividend Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$3,917,380	$—	$—	$3,917,380
Banks	49,669,471	—	—	49,669,471
Beverages	2,900,237	3,564,810	—	6,465,047
Capital Markets	10,271,631	—	—	10,271,631
Chemicals	3,162,628	—	—	3,162,628
Communications Equipment	3,916,676	—	—	3,916,676
Construction Materials	—	1,999,694	—	1,999,694
Containers & Packaging	970,342	—	—	970,342
Diversified Telecommunication Services	7,337,851	—	—	7,337,851
Electric Utilities	10,365,919	—	—	10,365,919
Electronic Equipment, Instruments & Components	1,787,983	—	—	1,787,983
Energy Equipment & Services	853,369	—	—	853,369
Food & Staples Retailing	3,245,369	—	—	3,245,369
Food Products	2,971,281	745,960	—	3,717,241
Health Care Equipment & Supplies	3,670,867	4,204,246	—	7,875,113
Health Care Providers & Services	19,019,911	—	—	19,019,911
Household Products	2,273,513	—	—	2,273,513

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

BlackRock NVIT Equity Dividend Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Industrial Conglomerates	$7,369,778	$—	$—	$7,369,778
Insurance	18,054,064	—	—	18,054,064
IT Services	1,051,330	—	—	1,051,330
Leisure Products	1,157,516	—	—	1,157,516
Machinery	1,176,605	—	—	1,176,605
Media	6,258,911	454,766	—	6,713,677
Multiline Retail	1,510,739	—	—	1,510,739
Multi-Utilities	3,141,909	—	—	3,141,909
Oil, Gas & Consumable Fuels	26,671,204	2,868,400	—	29,539,604
Personal Products	2,126,636	—	—	2,126,636
Pharmaceuticals	16,765,609	6,777,425	—	23,543,034
Professional Services	1,540,289	1,828,692	—	3,368,981
Road & Rail	1,769,099	—	—	1,769,099
Semiconductors & Semiconductor Equipment	5,007,577	—	—	5,007,577
Software	16,465,762	—	—	16,465,762
Specialty Retail	1,523,340	—	—	1,523,340
Technology Hardware, Storage & Peripherals	—	2,376,959	—	2,376,959
Tobacco	2,705,685	970,034	—	3,675,719
Wireless Telecommunication Services	570,750	—	—	570,750

Total Common Stocks	$241,201,231	$25,790,986	$—	$266,992,217

Master Limited Partnership	$445,667	$—	$—	$445,667
Repurchase Agreement	—	1,170,208	—	1,170,208
Short-Term Investment	8,884,470	—	—	8,884,470

Total	$250,531,368	$26,961,194	$—	$277,492,562

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2018 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

Asset-Backed Securities 11.9%

	Principal Amount	Value
Automobiles 0.3%
Flagship Credit Auto Trust, Series 2017-4, Class C, 2.92%, 11/15/2023(a)	$500,000	$492,705

Home Equity 1.9%
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A3, 2.08%, 5/25/2037(b)	3,454,364	3,263,686

Other 9.4%
AIMCO CLO, Series 2015-AA, Class AR, 2.57%, 1/15/2028(a)(b)	500,000	499,826
Ares XXXIII CLO Ltd., Series 2015-1A, Class A1R, 3.37%, 12/5/2025(a)(b)	400,000	402,187
Atrium VIII, Series 8A, Class AR, 3.09%, 10/23/2024(a)(b)	500,000	501,426
Avant Loans Funding Trust, Series 2017-B, Class A, 2.29%, 6/15/2020(a)	156,158	155,875
Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB4, Class AV3, 2.02%, 5/25/2036(b)	3,703,342	3,021,758
Jamestown CLO IX Ltd., Series 2016-9A, Class A1A, 3.31%, 10/20/2028(a)(b)	500,000	500,545
JP Morgan Mortgage Acquisition Trust Series 2006-RM1, Class A5, 2.11%, 8/25/2036(b)	2,168,244	1,210,829
Series 2007-CH3, Class M2, 2.19%, 3/25/2037(b)	1,500,000	1,260,007
LCM XV LP, Series 15A, Class DR, 5.44%, 7/20/2030(a)(b)	250,000	255,422
Lendmark Funding Trust, Series 2017-2A, Class A, 2.80%, 5/20/2026(a)	250,000	248,602
Marathon CLO V Ltd., Series 2013-5A, Class A1R, 2.76%, 11/21/2027(a)(b)	500,000	500,224
New Century Home Equity Loan Trust, Series 2006-1, Class A2C, 2.15%, 5/25/2036(b)	1,500,000	1,240,440
Rockford Tower CLO Ltd., Series 2017-3A, Class A, 2.86%, 10/20/2030(a)(b)	500,000	502,287
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/2023(a)	463,231	456,957
SoFi Consumer Loan Program LLC, Series 2017-6, Class A2, 2.82%, 11/25/2026(a)	250,000	247,192
Sprite Ltd., Series 2017-1, Class A, 4.25%, 12/15/2037(a)	980,800	977,279
Upstart Securitization Trust, Series 2017-2, Class A, 2.51%, 3/20/2025(a)	176,451	175,881
Venture XX CLO Ltd., Series 2015-20A, Class AR, 2.54%, 4/15/2027(a)(b)	500,000	499,790
VOLT LXI LLC, Series 2017-NPL8, Class A1, 3.13%, 6/25/2047(a)(c)	927,996	923,206
VOLT LXIII LLC, Series 2017-NP10, Class A1, 3.00%, 10/25/2047(a)(c)	1,698,919	1,682,970
Zais CLO 5 Ltd., Series 2016-2A, Class A1, 3.25%, 10/15/2028(a)(b)	500,000	501,467

		15,764,170

Student Loan 0.3%
SoFi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.83%, 8/25/2047(a)	500,000	504,426

Total Asset-Backed Securities (cost $20,159,347)		20,024,987

Collateralized Mortgage Obligations 29.8%

	Principal Amount	Value
Alternative Loan Trust Series 2006-13T1, Class A1, 6.00%, 5/25/2036	$3,039,391	$2,431,234
Series 2006-OA7, Class 1A2, 2.22%, 6/25/2046(b)	3,886,568	3,386,517
Bear Stearns ALT-A Trust, Series 2006-1, Class 11A1, 2.35%, 2/25/2036(b)	3,013,571	2,860,904
Chase Mortgage Finance Trust, Series 2007-S5, Class 1A10, 6.00%, 7/25/2037	2,683,731	2,402,911
CHL Mortgage Pass-Through Trust, Series 2006-20, Class 1A36, 5.75%, 2/25/2037	2,260,504	1,898,397
CIM Trust, Series 2017-8, Class A1, 3.00%, 12/25/2065(a)(b)	1,478,220	1,465,286
Ellington Financial Mortgage Trust Series 2017-1, Class A1, 2.69%, 10/25/2047(a)(b)	972,771	972,724
Series 2017-1, Class A2, 2.74%, 10/25/2047(a)(b)	988,984	988,950
Series 2017-1, Class A3, 2.84%, 10/25/2047(a)(b)	729,578	729,547
FHLMC REMICS Series 4120, Class KA, 1.75%, 10/15/2032	4,157,909	4,009,322
Series 4749, Class LV, 3.50%, 4/15/2038	4,000,000	4,015,451
Series 4729, Class AG, 3.00%, 1/15/2044	5,000,000	4,813,072
Series 4748, Class KW, 3.50%, 9/15/2044	3,000,000	2,991,730
Series 4767, Class CA, 4.00%, 11/15/2045	4,939,548	5,082,331
Series 4750, Class PA, 3.00%, 7/15/2046	3,963,625	3,933,687
Series 4752, Class PL, 3.00%, 9/15/2046	3,959,517	3,926,279
FNMA REMICS, Series 2013-20, Class MA, 2.50%, 3/25/2033	4,467,339	4,335,785

Total Collateralized Mortgage Obligations (cost $50,990,941)		50,244,127

Commercial Mortgage-Backed Securities 6.6%

	Principal Amount	Value
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 4.83%, 12/15/2036(a)(b)	152,000	150,689
BANK Series 2017-BNK8, Class XA, IO, 0.75%, 11/15/2050(b)	6,733,465	389,386
Series 2017-BNK6, Class XA, IO, 0.88%, 7/15/2060(b)	4,676,930	277,427
Series 2018-BN10, Class XA, IO, 0.75%, 2/15/2061(b)	2,913,000	171,670
BBCMS Mortgage Trust, Series 2017-GLKS, Class E, 4.63%, 11/15/2034(a)(b)	405,000	404,741
BB-UBS Trust Series 2012-SHOW, Class XB, IO, 0.14%, 11/5/2036(a)(b)	4,823,000	55,830
Series 2012-SHOW, Class XA, IO, 0.60%, 11/5/2036(a)(b)	8,760,000	324,550
BSPRT Issuer Ltd. Series 2017-FL2, Class A, 2.60%, 10/15/2034(a)(b)	340,000	339,837
Series 2017-FL2, Class AS, 2.88%, 10/15/2034(a)(b)	119,000	119,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

Commercial Mortgage-Backed Securities (continued)

	Principal Amount	Value
BSPRT Issuer Ltd. (continued)
Series 2017-FL2, Class B, 3.18%, 10/15/2034(a)(b)	$119,000	$119,000
Caesars Palace Las Vegas Trust Series 2017-VICI, Class D, 4.35%, 10/15/2034(a)(b)	232,000	235,401
Series 2017-VICI, Class E, 4.35%, 10/15/2034(a)(b)	232,000	226,994
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.98%, 11/13/2050(b)	5,983,444	387,282
CHT Mortgage Trust Series 2017-CSMO, Class E, 4.78%, 11/15/2036(a)(b)	302,000	304,229
Series 2017-CSMO, Class F, 5.52%, 11/15/2036(a)(b)	161,000	162,189
Citigroup Commercial Mortgage Trust Series 2014-GC19, Class XA, IO, 1.19%, 3/10/2047(b)	5,474,955	271,157
Series 2014-GC21, Class XA, IO, 1.23%, 5/10/2047(b)	4,743,591	270,792
Series 2016-GC36, Class D, 2.85%, 2/10/2049(a)	405,000	309,351
COMM Mortgage Trust Series 2017-PANW, Class E, 3.81%, 10/10/2029(a)(b)	254,000	238,741
Series 2017-PANW, Class D, 3.93%, 10/10/2029(a)(b)	152,000	148,773
Series 2014-CR20, Class XA, IO, 1.15%, 11/10/2047(b)	7,204,595	372,130
Series 2015-CR23, Class C, 4.25%, 5/10/2048(b)	407,000	398,077
CSAIL Commercial Mortgage Trust Series 2016-C6, Class XA, IO, 1.81%, 1/15/2049(b)	992,225	99,487
Series 2017-CX10, Class XA, IO, 0.73%, 11/15/2050(b)	7,124,841	385,750
Series 2017-CX10, Class C, 4.11%, 11/15/2050(b)	405,000	404,174
CSMC Trust Series 2017-CALI, Class E, 3.78%, 11/10/2032(a)(b)	250,000	234,514
Series 2017-CALI, Class F, 3.78%, 11/10/2032(a)(b)	250,000	228,086
GS Mortgage Securities Trust Series 2016-GS4, Class XA, IO, 0.60%, 11/10/2049(b)	7,861,241	278,804
Series 2017-GS8, Class XA, IO, 0.98%, 11/10/2050(b)	5,338,643	387,810
Series 2017-GS8, Class C, 4.34%, 11/10/2050(b)	405,000	407,925
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class XA, IO, 1.45%, 5/15/2050(b)	3,186,825	274,364
Morgan Stanley Capital I Trust Series 2017-ASHF, Class D, 3.98%, 11/15/2034(a)(b)	111,000	111,069
Series 2017-ASHF, Class E, 4.93%, 11/15/2034(a)(b)	167,000	166,398
Series 2017-ASHF, Class F, 6.13%, 11/15/2034(a)(b)	127,000	127,563
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class XA, IO, 2.01%, 10/10/2048(b)	3,360,255	379,592
UBS Commercial Mortgage Trust Series 2017-C5, Class C, 4.32%, 11/15/2050(b)	349,000	343,986
Series 2017-C6, Class C, 4.45%, 12/15/2050(b)	173,000	172,159
Series 2018-C8, Class C, 4.71%, 2/15/2051(b)	173,000	171,948
Wells Fargo Commercial Mortgage Trust Series 2012-LC5, Class C, 4.69%, 10/15/2045(b)	405,000	408,876
Series 2015-C28, Class XA, IO, 0.73%, 5/15/2048(b)	10,097,782	374,893
Series 2017-C41, Class B, 4.19%, 11/15/2050(b)	251,000	255,553
Series 2017-C41, Class C, 4.51%, 11/15/2050(b)	327,000	326,015

Total Commercial Mortgage-Backed Securities (cost $11,329,766)		11,216,212

Corporate Bonds 12.9%

	Principal Amount	Value
Air Freight & Logistics 0.1%
FedEx Corp., 4.75%, 11/15/2045	155,000	161,910

Airlines 0.1%
Delta Air Lines, Inc., 3.63%, 3/15/2022	140,000	139,828
United Continental Holdings, Inc., 4.25%, 10/1/2022	80,000	78,400

		218,228

Auto Components 0.1%
Icahn Enterprises LP, 6.25%, 2/1/2022	90,000	91,575

Banks 2.8%
Banco de Credito del Peru, Reg. S, 2.25%, 10/25/2019	300,000	296,160
Banco de Credito e Inversiones SA, Reg. S, 4.00%, 2/11/2023	200,000	201,665
Banco del Estado de Chile, Reg. S, 3.88%, 2/8/2022	200,000	201,634
Banco Internacional del Peru SAA, Reg. S, 5.75%, 10/7/2020	300,000	314,250
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.58%), 5.95%, 1/30/2024 (d)	300,000	303,750
Banistmo SA, 3.65%, 9/19/2022(a)	300,000	287,625
Bank of America Corp., (ICE LIBOR USD 3 Month + 0.66%), 2.37%, 7/21/2021(d)	165,000	161,913
BDO Unibank, Inc., Reg. S, 2.95%, 3/6/2023	300,000	288,377
Citigroup, Inc., (ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028(d)	165,000	160,862
Commonwealth Bank of Australia, 2.75%, 3/10/2022(a)	125,000	122,881
DBS Group Holdings Ltd., Reg. S, (USD Swap Semi 5 Year + 2.39%), 3.60%, 9/07/2021(d)(e)	300,000	289,009

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

Corporate Bonds (continued)

	Principal Amount	Value
Banks (continued)
Global Bank Corp., Reg. S, 5.13%, 10/30/2019	$300,000	$305,610
Itau CorpBanca, Reg. S, 3.88%, 9/22/2019	300,000	302,295
Malayan Banking Bhd., Reg. S, (USD Swap Semi 5 Year + 2.54%), 3.90%, 10/29/2026(d)	300,000	300,422
Mitsubishi UFJ Financial Group, Inc., (ICE LIBOR USD 3 Month + 0.74%), 2.76%, 3/2/2023(d)	80,000	79,872
Oversea-Chinese Banking Corp. Ltd., Reg. S, (USD Swap Semi 5 Year + 2.20%), 4.00%, 10/15/2024(d)	300,000	302,138
Royal Bank of Canada, 2.35%, 10/30/2020	165,000	162,241
Santander Holdings USA, Inc., 3.40%, 1/18/2023	80,000	78,144
Sumitomo Mitsui Financial Group, Inc., (ICE LIBOR USD 3 Month + 0.74%), 2.47%, 1/17/2023(d)	105,000	105,192
United Overseas Bank Ltd., Reg. S, (USD Swap Semi 5 Year + 2.00%), 3.75%, 9/19/2024(d)	300,000	301,110
Wells Fargo & Co., 3.07%, 1/24/2023	80,000	78,670
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028(d)	85,000	82,942

		4,726,762

Beverages 0.4%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	200,000	198,434
Coca-Cola Femsa SAB de CV, 3.88%, 11/26/2023	150,000	153,359
Embotelladora Andina SA, Reg. S, 5.00%, 10/1/2023	300,000	315,436

		667,229

Biotechnology 0.2%
AbbVie, Inc., 3.20%, 11/6/2022	115,000	113,524
Celgene Corp., 4.35%, 11/15/2047	170,000	161,827

		275,351

Building Products 0.0%†
Builders FirstSource, Inc., 5.63%, 9/1/2024(a)	80,000	80,400

Capital Markets 0.5%
Goldman Sachs Group, Inc. (The), (ICE LIBOR USD 3 Month + 0.78%), 2.55%, 10/31/2022(d)	170,000	169,688
Macquarie Group Ltd., (ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023(a)(d)	85,000	81,872
(ICE LIBOR USD 3 Month + 1.33%), 4.15%, 3/27/2024(a)(d)	80,000	80,316
Morgan Stanley, 2.75%, 5/19/2022	165,000	160,912
Temasek Financial I Ltd., Reg. S, 2.38%, 1/23/2023	300,000	290,658

		783,446

Chemicals 0.0%†
Mosaic Co. (The), 4.05%, 11/15/2027	80,000	78,025

Commercial Services & Supplies 0.1%
Prime Security Services Borrower LLC, 9.25%, 5/15/2023(a)	49,000	53,101
Republic Services, Inc., 3.38%, 11/15/2027	90,000	86,853

		139,954

Communications Equipment 0.2%
Axiata SPV2 Bhd., Series 2, Reg. S, 3.47%, 11/19/2020	300,000	301,308

Consumer Finance 0.3%
American Express Co., 2.50%, 8/1/2022	165,000	159,157
Discover Financial Services, 4.10%, 2/9/2027	85,000	84,317
General Motors Financial Co., Inc., (ICE LIBOR USD 3 Month + 0.99%), 2.69%, 1/5/2023(d)	125,000	125,606
Navient Corp., 6.50%, 6/15/2022	60,000	62,025

		431,105

Containers & Packaging 0.2%
BWAY Holding Co., 5.50%, 4/15/2024(a)	85,000	85,531
Plastipak Holdings, Inc., 6.25%, 10/15/2025(a)	80,000	79,800
Reynolds Group Issuer, Inc., 5.13%, 7/15/2023(a)	85,000	85,824
WestRock Co., 3.75%, 3/15/2025(a)	80,000	79,815

		330,970

Diversified Financial Services 0.7%
CK Hutchison International 17 II Ltd., 2.75%, 3/29/2023(a)	300,000	289,331
Fondo MIVIVIENDA SA, Reg. S, 3.50%, 1/31/2023	300,000	294,000
Petronas Global Sukuk Ltd., Reg. S, 2.71%, 3/18/2020	300,000	297,702
SPARC EM SPC Panama Metro Line 2 SP, Reg. S, 0.00%, 12/5/2022(f)	300,000	270,600

		1,151,633

Diversified Telecommunication Services 0.4%
AT&T, Inc., 3.40%, 5/15/2025	125,000	120,443
CCO Holdings LLC, 4.00%, 3/1/2023(a)	25,000	24,000
5.13%, 5/1/2023(a)	45,000	45,056
Cincinnati Bell, Inc., 7.00%, 7/15/2024(a)	40,000	35,800
Level 3 Financing, Inc., 5.38%, 8/15/2022	85,000	85,000
SingTel Group Treasury Pte. Ltd., Reg. S, 4.50%, 9/8/2021	300,000	313,494

		623,793

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

Corporate Bonds (continued)

	Principal Amount	Value
Electric Utilities 0.6%
American Electric Power Co., Inc., 3.20%, 11/13/2027	$15,000	$14,294
Duke Energy Corp., 2.65%, 9/1/2026	215,000	196,219
Edison International, 4.13%, 3/15/2028	75,000	75,548
Engie Energia Chile SA, Reg. S, 5.63%, 1/15/2021	200,000	210,590
Fortis, Inc., 2.10%, 10/4/2021	50,000	47,798
NextEra Energy Operating Partners LP, 4.25%, 9/15/2024(a)	85,000	82,450
Southern Co. (The), 1.85%, 7/1/2019	85,000	83,858
SP PowerAssets Ltd., Series 21, Reg. S, 2.70%, 9/14/2022	300,000	294,018

		1,004,775

Energy Equipment & Services 0.1%
Transocean Proteus Ltd., 6.25%, 12/1/2024(a)	81,000	82,418

Equity Real Estate Investment Trusts (REITs) 0.2%
Boston Properties LP, 3.65%, 2/1/2026	165,000	161,337
ESH Hospitality, Inc., 5.25%, 5/1/2025(a)	100,000	97,280
SBA Communications Corp., 4.00%, 10/1/2022(a)	85,000	81,387
Simon Property Group LP, 2.75%, 6/1/2023	80,000	77,559

		417,563

Food & Staples Retailing 0.2%
CVS Health Corp., 3.70%, 3/9/2023	165,000	165,896
Sysco Corp., 3.25%, 7/15/2027	120,000	114,732

		280,628

Food Products 0.4%
B&G Foods, Inc., 5.25%, 4/1/2025	85,000	79,182
JBS USA LUX SA, 7.25%, 6/1/2021(a)	85,000	85,638
Kraft Heinz Foods Co., 2.80%, 7/2/2020	200,000	198,615
Pilgrim’s Pride Corp., 5.75%, 3/15/2025(a)	85,000	82,544
Post Holdings, Inc., 5.50%, 3/1/2025(a)	80,000	78,800
Smithfield Foods, Inc., 4.25%, 2/1/2027(a)	115,000	113,830

		638,609

Health Care Equipment & Supplies 0.2%
Avantor, Inc., 6.00%, 10/1/2024(a)	60,000	59,700
Becton Dickinson and Co., 2.89%, 6/6/2022	165,000	160,093
Zimmer Biomet Holdings, Inc., 3.70%, 3/19/2023	100,000	100,197

		319,990

Health Care Providers & Services 0.5%
Anthem, Inc., 3.30%, 1/15/2023	160,000	158,251
Cardinal Health, Inc., 3.41%, 6/15/2027	200,000	188,367
Centene Corp., 4.75%, 1/15/2025	80,000	78,000
HCA, Inc., 4.25%, 10/15/2019	100,000	100,750
Laboratory Corp. of America Holdings, 3.60%, 2/1/2025	200,000	197,060
Select Medical Corp., 6.38%, 6/1/2021	60,000	60,900
WellCare Health Plans, Inc., 5.25%, 4/1/2025	60,000	60,225

		843,553

Health Care Technology 0.1%
Quintiles IMS, Inc., 4.88%, 5/15/2023(a)	100,000	101,875

Hotels, Restaurants & Leisure 0.3%
1011778 BC ULC, 5.00%, 10/15/2025(a)	85,000	80,937
Caesars Resort Collection LLC, 5.25%, 10/15/2025(a)	85,000	81,488
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/2024	90,000	87,300
LTF Merger Sub, Inc., 8.50%, 6/15/2023(a)	75,000	78,469
NCL Corp. Ltd., 4.75%, 12/15/2021(a)	70,000	70,700
Scientific Games International, Inc., 5.00%, 10/15/2025(a)	40,000	38,900
Six Flags Entertainment Corp., 4.88%, 7/31/2024(a)	100,000	97,375

		535,169

Household Durables 0.1%
Newell Brands, Inc., 5.50%, 4/1/2046	60,000	63,691
Tempur Sealy International, Inc., 5.63%, 10/15/2023	85,000	85,280

		148,971

Independent Power and Renewable Electricity Producers 0.0%†
AES Corp., 4.50%, 3/15/2023	40,000	40,728
NRG Energy, Inc., 6.25%, 7/15/2022	40,000	41,188

		81,916

Insurance 0.2%
New York Life Global Funding, 2.30%, 6/10/2022(a)	85,000	82,142
Nuveen Finance LLC, 4.13%, 11/1/2024(a)	160,000	162,902
Prudential Financial, Inc., 3.50%, 5/15/2024	165,000	164,561

		409,605

Internet & Direct Marketing Retail 0.2%
Amazon.com, Inc., 2.80%, 8/22/2024(a)	225,000	218,319

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

Corporate Bonds (continued)

	Principal Amount	Value
Internet & Direct Marketing Retail (continued)
Expedia Group, Inc., 3.80%, 2/15/2028	$210,000	$195,035

		413,354

Internet Software & Services 0.1%
eBay, Inc., 2.75%, 1/30/2023	125,000	120,695

IT Services 0.0%†
First Data Corp., 5.75%, 1/15/2024(a)	60,000	60,375

Machinery 0.1%
Caterpillar, Inc., 3.40%, 5/15/2024	160,000	160,541

Media 0.2%
Cengage Learning, Inc., 9.50%, 6/15/2024(a)	35,000	26,862
Charter Communications Operating LLC, 4.46%, 7/23/2022	100,000	102,149
Nexstar Broadcasting, Inc., 5.63%, 8/1/2024(a)	50,000	48,985
Outfront Media Capital LLC, 5.25%, 2/15/2022	40,000	40,700
Sirius XM Radio, Inc., 3.88%, 8/1/2022(a)	35,000	33,530
5.38%, 7/15/2026(a)	30,000	29,625
Tribune Media Co., 5.88%, 7/15/2022	80,000	81,100

		362,951

Metals & Mining 0.0%†
FMG Resources August 2006 Pty. Ltd., 4.75%, 5/15/2022(a)	50,000	49,375

Mortgage Real Estate Investment Trusts (REITs) 0.1%
Starwood Property Trust, Inc., 4.75%, 3/15/2025(a)	85,000	82,875

Oil, Gas & Consumable Fuels 1.9%
Bharat Petroleum Corp. Ltd., Reg. S, 4.63%, 10/25/2022	200,000	206,540
Canadian Natural Resources Ltd., 2.95%, 1/15/2023	205,000	199,056
Cheniere Energy Partners LP, 5.25%, 10/1/2025(a)	50,000	49,312
CNOOC Finance 2012 Ltd., Reg. S, 3.88%, 5/2/2022	300,000	302,413
CNPC General Capital Ltd., Reg. S, 3.95%, 4/19/2022	300,000	305,212
Ecopetrol SA, 7.63%, 7/23/2019	100,000	105,650
Energy Transfer Equity LP, 4.25%, 3/15/2023	80,000	77,600
Energy Transfer Partners LP, 4.75%, 1/15/2026	115,000	116,276
Enterprise Products Operating LLC, 3.75%, 2/15/2025	125,000	125,560
EQT Corp., 3.90%, 10/1/2027	165,000	157,848
Gulfport Energy Corp., 6.38%, 5/15/2025	65,000	62,238
Kinder Morgan, Inc., 4.30%, 3/1/2028	100,000	99,564
Peabody Energy Corp., 6.00%, 3/31/2022(a)	100,000	102,000
Petroleos Mexicanos, 6.35%, 2/12/2048(a)	80,000	77,300
QEP Resources, Inc., 5.25%, 5/1/2023	65,000	62,565
Reliance Holding USA, Inc., Reg. S, 5.40%, 2/14/2022	300,000	316,992
Sabine Pass Liquefaction LLC, 5.00%, 3/15/2027	115,000	119,475
Sinopec Group Overseas Development 2016 Ltd., Reg. S, 2.75%, 5/3/2021	300,000	295,121
Sunoco LP, 4.88%, 1/15/2023(a)	85,000	81,919
TerraForm Power Operating LLC, 4.25%, 1/31/2023(a)	85,000	81,706
Transportadora de Gas Internacional SA ESP, Reg. S, 5.70%, 3/20/2022	200,000	203,000
Williams Partners LP, 3.75%, 6/15/2027	125,000	119,505

		3,266,852

Paper & Forest Products 0.1%
Georgia-Pacific LLC, 3.60%, 3/1/2025(a)	101,000	101,607

Pharmaceuticals 0.3%
Allergan Funding SCS, 3.80%, 3/15/2025	195,000	191,565
AstraZeneca plc, 2.38%, 6/12/2022	80,000	77,262
inVentiv Group Holdings, Inc., 7.50%, 10/1/2024(a)	65,000	69,062
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/2023	185,000	156,747
Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/2022(a)	75,000	77,438

		572,074

Real Estate Management & Development 0.0%†
Kennedy-Wilson, Inc., 5.88%, 4/1/2024(a)	30,000	29,737

Road & Rail 0.1%
DAE Funding LLC, 4.50%, 8/1/2022(a)	50,000	47,437
Penske Truck Leasing Co. LP, 4.20%, 4/1/2027(a)	70,000	70,566

		118,003

Specialty Retail 0.0%†
Penske Automotive Group, Inc., 3.75%, 8/15/2020	80,000	80,000

Tobacco 0.1%
Reynolds American, Inc., 4.00%, 6/12/2022	195,000	198,375

Trading Companies & Distributors 0.1%
Air Lease Corp., 3.25%, 3/1/2025	170,000	162,186

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

Corporate Bonds (continued)

	Principal Amount	Value
Trading Companies & Distributors (continued)
Aircastle Ltd., 5.00%, 4/1/2023	$25,000	$25,781

		187,967

Transportation Infrastructure 0.4%
Adani Ports & Special Economic Zone Ltd., Reg. S, 3.95%, 1/19/2022	300,000	298,930
ENA Norte Trust, Reg. S, 4.95%, 4/25/2023	216,176	221,364
PSA International Pte. Ltd., Reg. S, 3.88%, 2/11/2021	200,000	205,695

		725,989

Wireless Telecommunication Services 0.2%
Bharti Airtel International Netherlands BV, Reg. S, 5.13%, 3/11/2023	300,000	305,214
Sprint Corp., 7.13%, 6/15/2024	60,000	58,500

		363,714

Total Corporate Bonds (cost $22,485,290)		21,821,245

Foreign Government Securities 2.1%

	Principal Amount	Value
CHILE 0.3%
Republic of Chile, 3.13%, 3/27/2025	500,000	490,000

INDIA 0.2%
Export-Import Bank of India, Reg. S, (ICE LIBOR USD 3 Month + 1.00%), 2.89%, 8/21/2022(d)	300,000	299,352

INDONESIA 0.3%
Republic of Indonesia, Reg. S, 4.88%, 5/5/2021	500,000	521,404

ISRAEL 0.2%
Israel Government Bond, 4.00%, 6/30/2022	400,000	413,585

MALAYSIA 0.2%
Malaysia Sovereign Sukuk Bhd., Reg. S, 3.04%, 4/22/2025	300,000	293,820

MEXICO 0.3%
United Mexican States, 4.00%, 10/2/2023	500,000	512,000

PANAMA 0.3%
Republic of Panama, 4.00%, 9/22/2024	500,000	513,250

PHILIPPINES 0.3%
Republic of Philippines, 4.20%, 1/21/2024	500,000	520,095

Total Foreign Government Securities (cost $3,680,353)		3,563,506

Mortgage-Backed Securities 20.1%

	Principal Amount	Value
FHLMC Gold Pool
Pool# T65102 2.50%, 10/1/2042	3,825,777	3,590,349
Pool# G08741 3.00%, 1/1/2047	3,708,622	3,618,553
Pool# V83144 4.00%, 4/1/2047	3,627,640	3,733,005
Pool# Q50135 3.50%, 8/1/2047	7,716,477	7,741,180
Pool# G08775 4.00%, 8/1/2047	2,807,087	2,885,674
Pool# Q51461 3.50%, 10/1/2047	2,935,261	2,944,099
FNMA Pool
Pool# BE2453 3.00%, 12/1/2046	3,829,861	3,738,666
Pool# MA2888 2.50%, 1/1/2047	3,021,024	2,849,019
Pool# AS9937 3.00%, 7/1/2047	2,836,375	2,768,796

Total Mortgage-Backed Securities (cost $34,686,440)		33,869,341

U.S. Treasury Obligations 10.0%

	Principal Amount	Value
U.S. Treasury Bonds 3.13%, 2/15/2043	1,550,000	1,597,772
3.00%, 11/15/2045	1,050,000	1,055,906
2.50%, 2/15/2046	1,000,000	910,117
U.S. Treasury Inflation Linked Notes 0.13%, 4/15/2022(g)	300,000	301,453
0.38%, 7/15/2027(g)	350,000	345,978
U.S. Treasury Notes 0.75%, 9/30/2018	1,150,000	1,143,307
1.50%, 5/31/2020	2,150,000	2,112,543
2.13%, 1/31/2021	2,750,000	2,730,019
1.75%, 3/31/2022	1,900,000	1,846,266
2.13%, 2/29/2024	1,800,000	1,749,586
2.25%, 11/15/2025	1,150,000	1,113,119
1.63%, 5/15/2026	2,100,000	1,931,590

Total U.S. Treasury Obligations (cost $17,173,439)		16,837,656

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

Investment Company 3.9%

	Shares	Value
Fixed Income Fund 3.9%
DoubleLine Floating Rate Fund, Class I	662,651	$6,586,747

Total Investment Company (cost $6,600,000)		6,586,747

Total Investments (cost $167,105,576) — 97.3%		164,163,821
Other assets in excess of liabilities — 2.7%		4,527,460

NET ASSETS — 100.0%		$168,691,281

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2018 was $22,519,946 which represents 13.35% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2018.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2018.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2018.
(e)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2018. The maturity date reflects the next call date.
(f)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(g)	Principal amounts are not adjusted for inflation.
†	Amount rounds to less than 0.1%. & Asset Types

CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$20,024,987	$—	$20,024,987
Collateralized Mortgage Obligations	—	50,244,127	—	50,244,127
Commercial Mortgage-Backed Securities	—	11,216,212	—	11,216,212
Corporate Bonds	—	21,821,245	—	21,821,245
Foreign Government Securities	—	3,563,506	—	3,563,506
Investment Company	6,586,747	—	—	6,586,747
Mortgage-Backed Securities	—	33,869,341	—	33,869,341
U.S. Treasury Obligations	—	16,837,656	—	16,837,656

Total	$6,586,747	$157,577,074	$—	$164,163,821

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

March 31, 2018 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds 92.2%

	Principal Amount	Value
Aerospace & Defense 1.2%
Engility Corp., 8.88%, 9/1/2024	$275,000	$285,918
TransDigm, Inc., 6.00%, 7/15/2022	625,000	637,500
6.50%, 7/15/2024	425,000	435,625
6.50%, 5/15/2025	425,000	429,250

		1,788,293

Automotive 1.8%
Adient Global Holdings Ltd., 4.88%, 8/15/2026(a)	400,000	378,000
American Axle & Manufacturing, Inc., 6.50%, 4/1/2027	475,000	475,000
BCD Acquisition, Inc., 9.63%, 9/15/2023(a)	350,000	378,000
Dana Financing Luxembourg Sarl, 5.75%, 4/15/2025(a)	150,000	152,812
6.50%, 6/1/2026(a)	325,000	338,000
Goodyear Tire & Rubber Co. (The), 5.00%, 5/31/2026	275,000	267,438
4.88%, 3/15/2027	100,000	96,197
IHO Verwaltungs Gmb, 4.75%, 9/15/2026(a)(b)	525,000	505,969
Motors Liquidation Co., 7.40%, 9/1/2025(c)(d)(e)(f)	2,500,000	0
TI Group Automotive Systems LLC, 8.75%, 7/15/2023(a)	199,000	208,950

		2,800,366

Banking 0.5%
Ally Financial, Inc., 5.75%, 11/20/2025	825,000	849,998

Building Materials 1.4%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/2021(a)	109,000	110,499
5.75%, 12/15/2023(a)	50,000	51,375
Beacon Escrow Corp., 4.88%, 11/1/2025(a)	175,000	166,687
Core & Main LP, 6.13%, 8/15/2025(a)	175,000	171,062
HD Supply, Inc., 5.75%, 4/15/2024(a)	200,000	210,690
Jeld-Wen, Inc., 4.63%, 12/15/2025(a)	50,000	47,625
4.88%, 12/15/2027(a)	50,000	47,250
Masonite International Corp., 5.63%, 3/15/2023(a)	150,000	154,313
Pisces Midco, Inc., 8.00%, 4/15/2026(a)	175,000	176,750
Ply Gem Industries, Inc., 6.50%, 2/1/2022	200,000	206,180
Standard Industries, Inc., 6.00%, 10/15/2025(a)	275,000	281,875
5.00%, 2/15/2027(a)	600,000	582,414

		2,206,720

Cable Satellite 8.7%
Altice US Finance I Corp., 5.50%, 5/15/2026(a)	250,000	244,350
Cablevision Systems Corp., 5.88%, 9/15/2022	400,000	396,880
CCO Holdings LLC, 5.13%, 2/15/2023	150,000	150,975
5.75%, 9/1/2023	225,000	228,375
5.75%, 1/15/2024	775,000	786,625
5.88%, 4/1/2024(a)	75,000	76,312
5.38%, 5/1/2025(a)	125,000	123,125
5.75%, 2/15/2026(a)	525,000	522,380
5.50%, 5/1/2026(a)	175,000	171,281
5.13%, 5/1/2027(a)	125,000	118,675
5.88%, 5/1/2027(a)	75,000	75,000
5.00%, 2/1/2028(a)	525,000	492,188
Cequel Communications Holdings I LLC, 5.13%, 12/15/2021(a)	550,000	547,938
7.75%, 7/15/2025(a)	475,000	502,312
7.50%, 4/1/2028(a)	250,000	255,625
CSC Holdings LLC, 5.25%, 6/1/2024	475,000	451,844
5.50%, 4/15/2027(a)	725,000	694,187
DISH DBS Corp., 5.88%, 7/15/2022	525,000	502,031
5.00%, 3/15/2023	75,000	67,406
5.88%, 11/15/2024	575,000	512,469
7.75%, 7/1/2026	125,000	117,219
Intelsat Jackson Holdings SA, 7.50%, 4/1/2021	600,000	543,375
5.50%, 8/1/2023	600,000	483,000
8.00%, 2/15/2024(a)	225,000	236,531
9.75%, 7/15/2025(a)	175,000	163,406
Sirius XM Radio, Inc., 6.00%, 7/15/2024(a)	725,000	745,387
5.38%, 7/15/2026(a)	625,000	617,188
Telenet Finance Luxembourg Notes Sarl, 5.50%, 3/1/2028(a)	800,000	765,000
Unitymedia GmbH, 6.13%, 1/15/2025(a)	675,000	707,906
Virgin Media Finance plc, 5.75%, 1/15/2025(a)	75,000	71,813
Virgin Media Secured Finance plc, 5.25%, 1/15/2026(a)	825,000	794,063
5.50%, 8/15/2026(a)	375,000	364,451
Ziggo Bond Finance BV, 5.88%, 1/15/2025(a)	200,000	189,000
6.00%, 1/15/2027(a)	200,000	186,500
Ziggo Secured Finance BV, 5.50%, 1/15/2027(a)	500,000	469,855

		13,374,672

Chemicals 2.1%
Alpha 3 BV, 6.25%, 2/1/2025(a)	475,000	480,937
Compass Minerals International, Inc., 4.88%, 7/15/2024(a)	425,000	417,031
Hexion, Inc., 6.63%, 4/15/2020	600,000	559,500
Koppers, Inc., 6.00%, 2/15/2025(a)	175,000	178,798
Platform Specialty Products Corp., 6.50%, 2/1/2022(a)	1,125,000	1,143,281
5.88%, 12/1/2025(a)	125,000	122,188
PQ Corp., 6.75%, 11/15/2022(a)	125,000	131,406
5.75%, 12/15/2025(a)	50,000	49,500
Versum Materials, Inc., 5.50%, 9/30/2024(a)	150,000	154,875

		3,237,516

Construction Machinery 0.6%
United Rentals North America, Inc., 5.88%, 9/15/2026	275,000	286,000
5.50%, 5/15/2027	275,000	277,063
4.88%, 1/15/2028	450,000	434,250

		997,313

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value

Consumer Cyclical Services 0.5%
Garda World Security Corp., 8.75%, 5/15/2025(a)	$375,000	$392,813
Matthews International Corp., 5.25%, 12/1/2025(a)	175,000	172,375
ServiceMaster Co. LLC (The), 5.13%, 11/15/2024(a)	150,000	145,125

		710,313

Consumer Products 1.5%
First Quality Finance Co., Inc., 4.63%, 5/15/2021(a)	700,000	696,500
5.00%, 7/1/2025(a)	50,000	47,875
Prestige Brands, Inc., 5.38%, 12/15/2021(a)	700,000	703,500
6.38%, 3/1/2024(a)	425,000	435,625
Spectrum Brands, Inc., 6.13%, 12/15/2024	175,000	180,250
5.75%, 7/15/2025	300,000	306,000

		2,369,750

Diversified Manufacturing 1.3%
Entegris, Inc., 4.63%, 2/10/2026(a)	400,000	390,044
Gates Global LLC, 6.00%, 7/15/2022(a)	405,000	411,581
JPW Industries Holding Corp., 9.00%, 10/1/2024(a)	200,000	209,750
Titan Acquisition Ltd., 7.75%, 4/15/2026(a)	325,000	323,985
WESCO Distribution, Inc., 5.38%, 12/15/2021	600,000	609,750

		1,945,110

Environmental 0.4%
Tervita Escrow Corp., 7.63%, 12/1/2021(a)	375,000	380,464
Wrangler Buyer Corp., 6.00%, 10/1/2025(a)	225,000	221,062

		601,526

Finance Companies 2.2%
Navient Corp., 5.50%, 1/25/2023	175,000	171,937
7.25%, 9/25/2023	125,000	130,625
6.13%, 3/25/2024	100,000	99,625
5.88%, 10/25/2024	825,000	808,500
Park Aerospace Holdings Ltd., 5.25%, 8/15/2022(a)	100,000	97,970
4.50%, 3/15/2023(a)	125,000	118,438
5.50%, 2/15/2024(a)	1,075,000	1,042,750
Quicken Loans, Inc., 5.75%, 5/1/2025(a)	825,000	822,938
5.25%, 1/15/2028(a)	150,000	140,250

		3,433,033

Food & Beverage 2.4%
Acosta, Inc., 7.75%, 10/1/2022(a)	550,000	346,500
Aramark Services, Inc., 5.13%, 1/15/2024	450,000	459,000
5.00%, 4/1/2025(a)	200,000	201,560
5.00%, 2/1/2028(a)	250,000	244,687
Hearthside Group Holdings LLC, 6.50%, 5/1/2022(a)	350,000	349,125
Lamb Weston Holdings, Inc., 4.88%, 11/1/2026(a)	200,000	198,250
Post Holdings, Inc., 5.50%, 3/1/2025(a)	125,000	123,125
5.00%, 8/15/2026(a)	700,000	665,000
5.75%, 3/1/2027(a)	600,000	597,000
5.63%, 1/15/2028(a)	75,000	71,625
US Foods, Inc., 5.88%, 6/15/2024(a)	475,000	485,688

		3,741,560

Food & Staples Retailing 0.0%†
Jitney-Jungle Stores of America, Inc., 10.38%, 9/15/2007(c)(d)(e)	100,000	0

Gaming 4.2%
Boyd Gaming Corp., 6.88%, 5/15/2023	425,000	448,375
6.38%, 4/1/2026	175,000	182,457
Caesars Resort Collection LLC, 5.25%, 10/15/2025(a)	875,000	838,845
Eldorado Resorts, Inc., 6.00%, 4/1/2025	300,000	304,500
MGM Growth Properties Operating Partnership LP, 5.63%, 5/1/2024	225,000	231,750
MGM Resorts International, 7.75%, 3/15/2022	275,000	305,937
6.00%, 3/15/2023	425,000	446,250
Mohegan Gaming & Entertainment, 7.88%, 10/15/2024(a)	475,000	472,625
Penn National Gaming, Inc., 5.63%, 1/15/2027(a)	200,000	192,810
Pinnacle Entertainment, Inc., 5.63%, 5/1/2024	475,000	496,375
Rivers Pittsburgh Borrower LP, 6.13%, 8/15/2021(a)	400,000	386,000
Seminole Hard Rock Entertainment, Inc., 5.88%, 5/15/2021(a)	850,000	850,000
Seminole Tribe of Florida, Inc., 7.80%, 10/1/2020(a)	365,000	365,000
Station Casinos LLC, 5.00%, 10/1/2025(a)	300,000	285,000
Sugarhouse HSP Gaming Prop Mezz LP, 5.88%, 5/15/2025(a)	325,000	309,563
Wynn Las Vegas LLC, 5.25%, 5/15/2027(a)	325,000	318,906

		6,434,393

Healthcare 10.6%
Acadia Healthcare Co., Inc., 5.63%, 2/15/2023	75,000	75,937
6.50%, 3/1/2024	600,000	624,000
Air Medical Group Holdings, Inc., 6.38%, 5/15/2023(a)	625,000	592,187
Avantor, Inc., 6.00%, 10/1/2024(a)	175,000	174,125
9.00%, 10/1/2025(a)	450,000	443,250
Charles River Laboratories International, Inc., 5.50%, 4/1/2026 (a)	100,000	101,375
Community Health Systems, Inc., 5.13%, 8/1/2021	175,000	162,750
6.88%, 2/1/2022	525,000	303,844
6.25%, 3/31/2023	325,000	299,406
Envision Healthcare Corp., 5.13%, 7/1/2022(a)	500,000	497,500
5.63%, 7/15/2022	325,000	326,462
6.25%, 12/1/2024(a)	275,000	283,938
HCA, Inc., 5.00%, 3/15/2024	425,000	429,250
5.25%, 4/15/2025	825,000	843,315
5.88%, 2/15/2026	700,000	712,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Healthcare (continued)
HCA, Inc., (continued) 5.25%, 6/15/2026	$875,000	$886,375
Hologic, Inc., 4.38%, 10/15/2025(a)	175,000	168,875
LifePoint Health, Inc., 5.38%, 5/1/2024	325,000	317,688
MPH Acquisition Holdings LLC, 7.13%, 6/1/2024(a)	1,125,000	1,161,562
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/2022(a)	1,500,000	1,462,500
Polaris Intermediate Corp., 8.50%, 12/1/2022(a)(b)	375,000	382,504
Quintiles IMS, Inc., 5.00%, 10/15/2026(a)	275,000	273,999
Sotera Health Holdings LLC, 6.50%, 5/15/2023(a)	900,000	906,750
Sotera Health Topco, Inc., 8.12%, 11/1/2021(a)(b)	475,000	477,375
Surgery Center Holdings, Inc., 6.75%, 7/1/2025(a)	550,000	533,500
Team Health Holdings, Inc., 6.38%, 2/1/2025(a)	1,025,000	879,040
Teleflex, Inc., 5.25%, 6/15/2024	300,000	306,750
4.88%, 6/1/2026	50,000	49,500
4.63%, 11/15/2027	75,000	72,188
Tenet Healthcare Corp., 4.38%, 10/1/2021	225,000	221,063
7.50%, 1/1/2022(a)	75,000	79,031
6.75%, 6/15/2023	675,000	660,656
4.63%, 7/15/2024(a)	175,000	168,219
5.13%, 5/1/2025(a)	425,000	408,531
7.00%, 8/1/2025(a)	100,000	98,375
Vizient, Inc., 10.38%, 3/1/2024(a)	575,000	636,813
West Street Merger Sub, Inc., 6.38%, 9/1/2025(a)	325,000	309,563

		16,330,446

Hotels, Restaurants & Leisure 0.2%
Wyndham Hotels & Resorts, Inc., 5.38%, 4/15/2026(a)	350,000	352,625

Independent Energy 5.8%
Antero Resources Corp., 5.63%, 6/1/2023	150,000	153,000
5.00%, 3/1/2025	325,000	325,812
Ascent Resources Utica Holdings LLC, 10.00%, 4/1/2022(a)	350,000	378,000
Berry Petroleum Co. LLC, 7.00%, 2/15/2026(a)	125,000	125,975
Callon Petroleum Co., 6.13%, 10/1/2024	320,000	327,296
Carrizo Oil & Gas, Inc., 7.50%, 9/15/2020	32,000	32,480
6.25%, 4/15/2023	225,000	225,000
8.25%, 7/15/2025	125,000	130,937
Chesapeake Energy Corp., 5.38%, 6/15/2021	75,000	72,937
8.00%, 12/15/2022(a)	160,000	169,400
5.75%, 3/15/2023	125,000	112,656
8.00%, 1/15/2025(a)	75,000	72,563
8.00%, 6/15/2027(a)	375,000	358,125
CrownRock LP, 5.63%, 10/15/2025(a)	525,000	519,750
Endeavor Energy Resources LP, 5.50%, 1/30/2026(a)	75,000	74,625
5.75%, 1/30/2028(a)	175,000	174,344
EP Energy LLC, 8.00%, 11/29/2024(a)	275,000	276,375
Gulfport Energy Corp., 6.63%, 5/1/2023	200,000	202,000
6.00%, 10/15/2024	100,000	94,875
6.38%, 5/15/2025	150,000	143,625
6.38%, 1/15/2026	75,000	71,250
Laredo Petroleum, Inc., 5.63%, 1/15/2022	150,000	148,875
6.25%, 3/15/2023	125,000	125,312
Oasis Petroleum, Inc., 6.88%, 3/15/2022	425,000	431,052
Parsley Energy LLC, 5.38%, 1/15/2025(a)	100,000	99,750
5.25%, 8/15/2025(a)	75,000	74,344
5.63%, 10/15/2027(a)	275,000	275,000
PDC Energy, Inc., 6.13%, 9/15/2024	225,000	229,500
5.75%, 5/15/2026(a)	75,000	73,687
QEP Resources, Inc., 5.25%, 5/1/2023	75,000	72,191
5.63%, 3/1/2026	125,000	118,125
Range Resources Corp., 4.88%, 5/15/2025	448,000	415,520
RSP Permian, Inc., 6.63%, 10/1/2022	125,000	130,624
5.25%, 1/15/2025	200,000	206,750
SM Energy Co., 5.00%, 1/15/2024	325,000	301,437
5.63%, 6/1/2025	25,000	23,688
6.75%, 9/15/2026	100,000	99,000
Southwestern Energy Co., 4.10%, 3/15/2022	175,000	167,563
7.50%, 4/1/2026	75,000	75,750
7.75%, 10/1/2027	350,000	356,125
SRC Energy, Inc., 6.25%, 12/1/2025(a)	350,000	350,875
Ultra Resources, Inc., 6.88%, 4/15/2022(a)	100,000	87,000
7.13%, 4/15/2025(a)	225,000	185,625
Whiting Petroleum Corp., 6.25%, 4/1/2023	300,000	303,750
6.63%, 1/15/2026(a)	125,000	125,938
WPX Energy, Inc., 7.50%, 8/1/2020	34,000	36,380
8.25%, 8/1/2023	125,000	140,000
5.25%, 9/15/2024	250,000	246,250

		8,941,136

Industrial - Other 0.6%
Hillman Group, Inc. (The), 6.38%, 7/15/2022(a)	600,000	582,000
KAR Auction Services, Inc., 5.13%, 6/1/2025(a)	300,000	298,500

		880,500

Insurance - P&C 2.5%
Acrisure LLC, 7.00%, 11/15/2025(a)	500,000	480,000
Ardonagh Midco 3 plc, 8.63%, 7/15/2023(a)	450,000	464,625
AssuredPartners, Inc., 7.00%, 8/15/2025(a)	500,000	493,750
Hub Holdings LL, 8.12%, 7/15/2019(a)(b)	725,000	725,906
HUB International Ltd., 7.88%, 10/1/2021(a)	625,000	646,875
NFP Corp., 6.88%, 7/15/2025(a)	500,000	496,250
USIS Merger Sub, Inc., 6.88%, 5/1/2025(a)	550,000	550,000

		3,857,406

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Leisure 0.8%
Boyne USA, Inc., 7.25%, 5/1/2025(a)	$50,000	$51,312
Live Nation Entertainment, Inc., 5.63%, 3/15/2026(a)	150,000	151,875
Six Flags Entertainment Corp., 4.88%, 7/31/2024(a)	125,000	121,719
5.50%, 4/15/2027(a)	725,000	717,750
VOC Escrow Ltd., 5.00%, 2/15/2028(a)	175,000	166,250

		1,208,906

Media Entertainment 5.3%
AMC Networks, Inc., 5.00%, 4/1/2024	375,000	370,564
4.75%, 8/1/2025	275,000	264,998
CBS Radio, Inc., 7.25%, 11/1/2024(a)	300,000	305,625
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/2022	650,000	663,455
EMI Music Publishing Group North America Holdings, Inc., 7.63%, 6/15/2024(a)	350,000	378,875
EW Scripps Co. (The), 5.13%, 5/15/2025(a)	100,000	93,000
Gray Television, Inc., 5.13%, 10/15/2024(a)	150,000	145,125
5.88%, 7/15/2026(a)	350,000	340,375
iHeartCommunications, Inc., 9.00%, 3/1/2021(e)	425,000	334,156
LIN Television Corp., 5.88%, 11/15/2022	525,000	540,094
Match Group, Inc., 5.00%, 12/15/2027(a)	325,000	320,125
Nexstar Broadcasting, Inc., 5.63%, 8/1/2024(a)	425,000	416,372
Nielsen Co. Luxembourg SARL (The), 5.00%, 2/1/2025(a)	575,000	567,094
Nielsen Finance LLC, 5.00%, 4/15/2022(a)	275,000	274,785
Outfront Media Capital LLC, 5.88%, 3/15/2025	125,000	126,719
Sinclair Television Group, Inc., 5.63%, 8/1/2024(a)	475,000	471,438
5.88%, 3/15/2026(a)	450,000	445,500
5.13%, 2/15/2027(a)	100,000	92,750
TEGNA, Inc., 6.38%, 10/15/2023	425,000	441,447
5.50%, 9/15/2024(a)	50,000	51,000
Tribune Media Co., 5.88%, 7/15/2022	675,000	684,281
Urban One, Inc., 9.25%, 2/15/2020 (d)(h)	350,000	339,500
7.38%, 4/15/2022(a)	375,000	371,250
WMG Acquisition Corp., 5.00%, 8/1/2023(a)	50,000	50,063
5.50%, 4/15/2026(a)	100,000	100,500

		8,189,091

Metals & Mining 2.1%
Coeur Mining, Inc., 5.88%, 6/1/2024	350,000	348,250
Freeport-McMoRan, Inc., 3.88%, 3/15/2023	500,000	483,200
5.40%, 11/14/2034	625,000	593,931
Hudbay Minerals, Inc., 7.25%, 1/15/2023(a)	150,000	155,625
7.63%, 1/15/2025(a)	200,000	211,250
Peabody Energy Corp., 6.00%, 3/31/2022(a)	50,000	51,000
6.38%, 3/31/2025(a)	275,000	285,312
Steel Dynamics, Inc., 5.13%, 10/1/2021	50,000	50,810
5.25%, 4/15/2023	75,000	75,938
5.50%, 10/1/2024	350,000	360,920
Teck Resources Ltd., 8.50%, 6/1/2024(a)	150,000	166,680
6.13%, 10/1/2035	325,000	344,500
6.00%, 8/15/2040	125,000	128,750
6.25%, 7/15/2041	50,000	53,000

		3,309,166

Midstream 5.5%
AmeriGas Partners LP, 5.63%, 5/20/2024	25,000	24,844
5.50%, 5/20/2025	300,000	289,500
5.88%, 8/20/2026	500,000	488,750
5.75%, 5/20/2027	100,000	95,625
Andeavor Logistics LP, 6.25%, 10/15/2022	232,000	243,322
Antero Midstream Partners LP, 5.38%, 9/15/2024	425,000	428,187
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/2024	325,000	359,531
5.88%, 3/31/2025	275,000	287,719
5.13%, 6/30/2027	150,000	148,875
Cheniere Energy Partners LP, 5.25%, 10/1/2025(a)	475,000	468,469
CNX Midstream Partners LP, 6.50%, 3/15/2026(a)	300,000	295,875
Energy Transfer Equity LP, 5.88%, 1/15/2024	475,000	490,437
5.50%, 6/1/2027	200,000	200,500
Ferrellgas LP, 6.75%, 1/15/2022	700,000	663,250
6.75%, 6/15/2023	150,000	136,500
Holly Energy Partners LP, 6.00%, 8/1/2024(a)	550,000	561,000
NuStar Logistics LP, 5.63%, 4/28/2027	450,000	436,500
Suburban Propane Partners LP, 5.50%, 6/1/2024	800,000	770,000
5.88%, 3/1/2027	150,000	142,125
Summit Midstream Holdings LLC, 5.50%, 8/15/2022	575,000	560,625
5.75%, 4/15/2025	325,000	309,563
Sunoco LP, 4.88%, 1/15/2023(a)	50,000	48,187
5.50%, 2/15/2026(a)	100,000	96,500
5.88%, 3/15/2028(a)	175,000	169,094
Targa Pipeline Partners LP, 5.88%, 8/1/2023(d)	175,000	172,812
Targa Resources Partners LP, 5.13%, 2/1/2025	150,000	149,250
5.38%, 2/1/2027	350,000	348,688
5.00%, 1/15/2028(a)	100,000	95,375
TransMontaigne Partners LP, 6.13%, 2/15/2026	50,000	50,125

		8,531,228

Oil Field Services 1.3%
Precision Drilling Corp., 6.50%, 12/15/2021	51,000	51,383
7.75%, 12/15/2023	275,000	285,656
7.13%, 1/15/2026(a)	100,000	99,000
SESI LLC, 7.13%, 12/15/2021	225,000	229,218
7.75%, 9/15/2024(a)	400,000	414,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Oil Field Services (continued)
Shelf Drilling Holdings Ltd., 8.25%, 2/15/2025(a)	$150,000	$150,375
USA Compression Partners LP, 6.88%, 4/1/2026(a)	300,000	304,500
Weatherford International LLC, 6.80%, 6/15/2037	75,000	53,250
Weatherford International Ltd., 8.25%, 6/15/2023	275,000	239,792
7.00%, 3/15/2038	300,000	216,000

		2,043,174

Packaging 5.7%
ARD Finance SA, 7.12%, 9/15/2023(b)	375,000	388,594
Ardagh Packaging Finance plc, 6.00%, 6/30/2021(a)	250,000	255,000
7.25%, 5/15/2024(a)	1,000,000	1,063,750
6.00%, 2/15/2025(a)	200,000	201,000
Berry Global, Inc., 5.50%, 5/15/2022	675,000	692,719
6.00%, 10/15/2022	75,000	77,437
BWAY Holding Co., 5.50%, 4/15/2024(a)	375,000	377,344
7.25%, 4/15/2025(a)	1,025,000	1,045,500
Crown Americas LLC, 4.75%, 2/1/2026(a)	250,000	241,875
Flex Acquisition Co., Inc., 6.88%, 1/15/2025(a)	975,000	965,250
Multi-Color Corp., 6.13%, 12/1/2022(a)	575,000	592,250
Owens-Brockway Glass Container, Inc., 5.38%, 1/15/2025(a)	400,000	401,500
6.38%, 8/15/2025(a)	50,000	52,625
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020	314,960	318,897
7.00%, 7/15/2024(a)	500,000	523,437
Sealed Air Corp., 4.88%, 12/1/2022(a)	375,000	378,750
Signode Industrial Group Lux SA, 6.38%, 5/1/2022(a)	900,000	925,875
Trident Merger Sub, Inc., 6.63%, 11/1/2025(a)	375,000	365,625

		8,867,428

Paper 0.4%
Clearwater Paper Corp., 5.38%, 2/1/2025(a)	675,000	641,250

Pharmaceuticals 3.9%
Eagle Holding Co. II LLC 7.63%, 5/15/2022(a)(b)	175,000	176,312
Endo Dac, 6.00%, 7/15/2023(a)	475,000	358,625
6.00%, 2/1/2025(a)	525,000	376,688
Jaguar Holding Co. II, 6.38%, 8/1/2023(a)	1,300,000	1,314,625
Mallinckrodt International Finance SA, 4.75%, 4/15/2023	400,000	306,000
5.63%, 10/15/2023(a)	175,000	140,000
5.50%, 4/15/2025(a)	750,000	582,188
Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/2022(a)	75,000	77,438
7.25%, 7/15/2022(a)	50,000	50,000
5.50%, 3/1/2023(a)	400,000	350,000
5.88%, 5/15/2023(a)	750,000	661,867
7.00%, 3/15/2024(a)	100,000	104,250
6.13%, 4/15/2025(a)	1,375,000	1,186,625
5.50%, 11/1/2025(a)	125,000	121,687
9.00%, 12/15/2025(a)	125,000	124,219
9.25%, 4/1/2026(a)	50,000	49,810

		5,980,334

Refining 0.5%
Andeavor, 5.38%, 10/1/2022	150,000	153,750
CVR Refining LLC, 6.50%, 11/1/2022	650,000	663,000

		816,750

Restaurants 0.9%
1011778 BC ULC, 4.25%, 5/15/2024(a)	75,000	71,737
5.00%, 10/15/2025(a)	850,000	809,370
KFC Holding Co., 5.25%, 6/1/2026(a)	275,000	273,969
4.75%, 6/1/2027(a)	150,000	144,375
Performance Food Group, Inc., 5.50%, 6/1/2024(a)	75,000	75,375

		1,374,826

Retailers 1.2%
Party City Holdings, Inc., 6.13%, 8/15/2023(a)	500,000	509,375
PetSmart, Inc., 7.13%, 3/15/2023(a)	700,000	397,250
8.88%, 6/1/2025(a)	100,000	57,000
Rite Aid Corp., 6.13%, 4/1/2023(a)	375,000	377,813
Sally Holdings LLC, 5.63%, 12/1/2025	450,000	444,937

		1,786,375

Supermarkets 0.5%
Albertsons Cos. LLC, 6.63%, 6/15/2024	350,000	313,687
5.75%, 3/15/2025	475,000	405,080

		718,767

Technology 8.6%
BMC Software Finance, Inc., 8.13%, 7/15/2021(a)	750,000	749,062
CDW LLC, 5.50%, 12/1/2024	400,000	417,120
5.00%, 9/1/2025	75,000	74,625
CommScope Technologies LLC, 6.00%, 6/15/2025(a)	475,000	494,237
Dell International LLC, 7.13%, 6/15/2024(a)	550,000	588,208
First Data Corp., 7.00%, 12/1/2023(a)	650,000	682,305
5.75%, 1/15/2024(a)	1,000,000	1,006,250
Gartner, Inc., 5.13%, 4/1/2025(a)	175,000	175,000
Infor Software Parent LLC 7.13%, 5/1/2021(a)(b)	700,000	707,273
Infor US, Inc., 6.50%, 5/15/2022	925,000	941,188
Informatica LLC, 7.13%, 7/15/2023(a)	525,000	523,687
MSCI, Inc., 5.25%, 11/15/2024(a)	125,000	127,625
5.75%, 8/15/2025(a)	75,000	78,353
NCR Corp., 4.63%, 2/15/2021	200,000	199,000
5.88%, 12/15/2021	50,000	50,875
5.00%, 7/15/2022	375,000	375,000
6.38%, 12/15/2023	150,000	155,625

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Technology (continued)
Nuance Communications, Inc., 5.38%, 8/15/2020(a)	$150,000	$150,960
5.63%, 12/15/2026	600,000	589,500
Rackspace Hosting, Inc., 8.63%, 11/15/2024(a)	775,000	765,312
Riverbed Technology, Inc., 8.88%, 3/1/2023(a)	550,000	522,500
RP Crown Parent LLC, 7.38%, 10/15/2024(a)	600,000	621,000
Sabre GLBL, Inc., 5.38%, 4/15/2023(a)	225,000	226,969
Sensata Technologies BV, 5.00%, 10/1/2025(a)	100,000	98,500
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/2026(a)	225,000	236,464
Solera LLC, 10.50%, 3/1/2024(a)	625,000	695,313
Sophia LP, 9.00%, 9/30/2023(a)	500,000	525,000
SS&C Technologies Holdings, Inc., 5.88%, 7/15/2023	275,000	289,713
Tempo Acquisition LLC, 6.75%, 6/1/2025(a)	700,000	699,125
TTM Technologies, Inc., 5.63%, 10/1/2025(a)	350,000	348,250
Vantiv LLC, 4.38%, 11/15/2025(a)	200,000	193,250

		13,307,289

Transportation Services 0.4%
Avis Budget Car Rental LLC, 6.38%, 4/1/2024(a)	325,000	328,250
Hertz Corp. (The), 7.63%, 6/1/2022(a)	175,000	177,625
5.50%, 10/15/2024(a)	150,000	126,750

		632,625

Utility - Electric 2.2%
Calpine Corp., 5.88%, 1/15/2024(a)	175,000	176,715
5.75%, 1/15/2025	850,000	777,750
5.25%, 6/1/2026(a)	50,000	48,250
Enviva Partners LP, 8.50%, 11/1/2021	550,000	581,625
NRG Energy, Inc., 6.25%, 5/1/2024	750,000	772,500
6.63%, 1/15/2027	250,000	255,625
5.75%, 1/15/2028(a)	75,000	73,313
TerraForm Power Operating LLC, 6.63%, 6/15/2025(a)(g)	200,000	215,000
5.00%, 1/31/2028(a)	475,000	450,656

		3,351,434

Wireless Communications 4.4%
Altice France SA, 7.38%, 5/1/2026(a)	1,250,000	1,190,625
Altice Luxembourg SA, 7.63%, 2/15/2025(a)	800,000	684,000
Sprint Capital Corp., 6.88%, 11/15/2028	425,000	396,312
Sprint Corp., 7.88%, 9/15/2023	1,050,000	1,071,000
7.13%, 6/15/2024	975,000	950,625
7.63%, 2/15/2025	225,000	221,063
7.63%, 3/1/2026	150,000	146,355
T-Mobile USA, Inc., 6.63%, 4/1/2023	850,000	878,160
6.84%, 4/28/2023	175,000	181,125
6.38%, 3/1/2025	600,000	627,000
6.50%, 1/15/2026	125,000	132,813
4.75%, 2/1/2028	400,000	384,500

		6,863,578

Total Corporate Bonds (cost $144,061,300)		142,474,897

Short-Term Investment 3.5%

	Shares	Value
Money Market Fund 3.5%
Fidelity Investments Money Market Prime Money Market Portfolio - Institutional Class, 1.74% (i)	5,372,011	5,373,085

Total Short-Term Investment (cost $5,373,622)		5,373,085

Total Investments (cost $149,434,922) — 95.7%		147,847,982
Other assets in excess of liabilities — 4.3%		6,683,501

NET ASSETS — 100.0%		$154,531,483

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2018 was $87,692,514 which represents 56.75% of net assets.
(b)	PIK-- Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(c)	Value determined using significant unobservable inputs.
(d)	Illiquid security.
(e)	Security in default.
(f)	Restricted security.
(g)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2018.
(h)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed illiquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2018 was $339,500 which represents 0.22% of net assets.
(i)	Represents 7-day effective yield as of March 31, 2018.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

Federated NVIT High Income Bond Fund

Centrally Cleared Credit default swap contracts outstanding - sell protection as of March 31, 20181:

Reference Obligation/Index	Financing Rate Paid / (Received) by the Fund (%)	Frequency of Payments Made/ Received	Maturity Date	Implied Credit Spread (%)2	Notional Amount3	Upfront Payments (Receipts)4 ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX North America High Yield Index Series 29	5.00	Quarterly	12/20/2022	3.39	USD 6,000,000	458,473	(60,076)	398,397

						458,473	(60,076)	398,397

Currency:

USD	United States Dollar

1	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4	Upfront premiums generally related to payments received at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

Federated NVIT High Income Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds
Aerospace & Defense	$—	$1,788,293	$—	$1,788,293
Automotive	—	2,800,366	—	2,800,366
Banking	—	849,998	—	849,998
Building Materials	—	2,206,720	—	2,206,720
Cable Satellite	—	13,374,672	—	13,374,672
Chemicals	—	3,237,516	—	3,237,516
Construction Machinery	—	997,313	—	997,313
Consumer Cyclical Services	—	710,313	—	710,313
Consumer Products	—	2,369,750	—	2,369,750
Diversified Manufacturing	—	1,945,110	—	1,945,110
Environmental	—	601,526	—	601,526
Finance Companies	—	3,433,033	—	3,433,033
Food & Beverage	—	3,741,560	—	3,741,560
Food & Staples Retailing	—	—	—	—
Gaming	—	6,434,393	—	6,434,393
Healthcare	—	16,330,446	—	16,330,446
Hotels, Restaurants & Leisure	—	352,625	—	352,625
Independent Energy	—	8,941,136	—	8,941,136
Industrial - Other	—	880,500	—	880,500
Insurance - P&C	—	3,857,406	—	3,857,406
Leisure	—	1,208,906	—	1,208,906
Media Entertainment	—	8,189,091	—	8,189,091
Metals & Mining	—	3,309,166	—	3,309,166
Midstream	—	8,531,228	—	8,531,228
Oil Field Services	—	2,043,174	—	2,043,174
Packaging	—	8,867,428	—	8,867,428
Paper	—	641,250	—	641,250
Pharmaceuticals	—	5,980,334	—	5,980,334
Refining	—	816,750	—	816,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

Federated NVIT High Income Bond Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Restaurants	$—	$1,374,826	$—	$1,374,826
Retailers	—	1,786,375	—	1,786,375
Supermarkets	—	718,767	—	718,767
Technology	—	13,307,289	—	13,307,289
Transportation Services	—	632,625	—	632,625
Utility - Electric	—	3,351,434	—	3,351,434
Wireless Communications	—	6,863,578	—	6,863,578

Total Corporate Bonds	$—	$142,474,897	$—	$142,474,897

Short-Term Investment	5,373,085	—	—	5,373,085

Total Assets	$5,373,085	$142,474,897	$—	$147,847,982

Liabilities:
Swap Contracts*	$—	$(60,076)	$—	$(60,076)

Total Liabilities	$—	$(60,076)	$—	$(60,076)

Total	$5,373,085	$142,414,821	$—	$147,787,906

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the year ended March 31, 2018, the Fund held two Corporate Bond investments that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.

Swap Contracts

Credit Default Swap Contracts. The Fund entered into credit default swap contracts during the period ended March 31, 2018. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund uses credit default swap contracts to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity. The Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums paid at the beginning of the initiation period are included in the Statement of Assets and Liabilities under Payable for variation margin on centrally cleared credit default swap contracts” for centrally cleared swaps. These upfront premiums are amortized and accredited daily and are recorded as realized gains or losses on the Statement of Operations upon maturity or termination of the credit default swap contract.

As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

Federated NVIT High Income Bond Fund

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of March 31, 2018 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded as cash pledged for centrally cleared credit default swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2018

Liabilities:		Fair Value
Swap Contracts(a)
Credit risk	Unrealized depreciation on centrally cleared credit default swap contracts	$(60,076)

Total		$(60,076)

(a)	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

Investment Companies 90.4%

	Shares	Value
Equity Funds 65.3%
Nationwide Ziegler Equity Income Fund, Class R6(a)	2,131,844	$32,084,252
NVIT International Index Fund, Class Y(a)	30,421,967	313,042,038
NVIT Mid Cap Index Fund, Class Y(a)	6,664,168	172,135,459
NVIT S&P 500 Index Fund, Class Y(a)	24,270,104	422,785,218
NVIT Small Cap Index Fund, Class Y(a)	5,749,328	78,190,856

Total Equity Funds (cost $730,752,010)		1,018,237,823

Fixed Income Funds 25.1%
Nationwide Core Plus Bond Fund, Class R6(a)	7,821,390	78,370,324
NVIT Bond Index Fund, Class Y(a)	25,803,256	264,999,442
NVIT Short Term Bond Fund, Class Y(a)	4,610,790	47,306,710

Total Fixed Income Funds (cost $406,797,450)		390,676,476

Total Investment Companies (cost $1,137,549,460)		1,408,914,299

Exchange Traded Funds 4.6%

	Shares	Value
Equity Funds 4.6%
Nationwide Maximum Diversification U.S. Core Equity ETF(a)	2,098,022	55,576,602
Nationwide Risk-Based International Equity ETF(a)	611,607	16,060,800

Total Exchange Traded Funds (cost $67,811,343)		71,637,402

Investment Contract 5.1%

	Principal Amount	Value
Nationwide Contract, 2.80% (a)(b)(c)	$78,910,653	78,910,653

Total Investment Contract (cost $78,910,653)		78,910,653

Total Investments (cost $1,284,271,456) — 100.1%		1,559,462,354
Liabilities in excess of other assets — (0.1)%		(783,676)

NET ASSETS — 100.0%		$1,558,678,678

(a)	Investment in affiliate.
(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.
(c)	Value determined using significant unobservable inputs.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$71,637,402	$—	$—	$71,637,402
Investment Companies	1,408,914,299	—	—	1,408,914,299
Investment Contract	—	—	78,910,653	78,910,653

Total	$1,480,551,701	$—	$78,910,653	$1,559,462,354

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2017	$79,581,532	$79,581,532
Purchases*	540,941	540,941
Sales	(1,211,820)	(1,211,820)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 3/31/2018	$78,910,653	$78,910,653

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.80%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2018 (Unaudited)

NVIT DFA Capital Appreciation Fund

Investment Companies 92.1%

	Shares	Value
Equity Funds 85.1%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	56,759	$1,340,078
DFA Real Estate Securities Portfolio, Institutional Class	29,720	969,750
DFA U.S. Core Equity 1 Portfolio, Institutional Class	161,096	3,640,768
DFA U.S. Small Cap Portfolio, Institutional Class	59,637	2,106,975
DFA VA International Small Portfolio	109,649	1,531,802
DFA VA International Value Portfolio	255,683	3,451,714
DFA VA U.S. Large Value Portfolio	124,088	3,257,320

Total Equity Funds (cost $15,078,615)		16,298,407

Fixed Income Fund 7.0%
DFA VA Global Bond Portfolio	126,744	1,342,214

Total Investment Companies (cost $16,443,756)		17,640,621

Investment Contract 8.0%

	Principal Amount	Value
Nationwide Contract, 2.80% (a)(b)(c)	$1,531,688	1,531,688

Total Investment Contract (cost $1,531,688)		1,531,688

Total Investments (cost $17,975,444) — 100.1%		19,172,309
Liabilities in excess of other assets — (0.1)%		(25,052)

NET ASSETS — 100.0%		$19,147,257

(a)	Investment in affiliate.
(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.
(c)	Value determined using significant unobservable inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT DFA Capital Appreciation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$17,640,621	$—	$—	$17,640,621
Investment Contract	—	—	1,531,688	1,531,688

Total	$17,640,621	$—	$1,531,688	$19,172,309

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2017	$1,406,649	$1,406,649
Purchases*	235,492	235,492
Sales	(110,453)	(110,453)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 3/31/2018	$1,531,688	$1,531,688

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT DFA Capital Appreciation Fund

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.80%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2018 (Unaudited)

NVIT DFA Moderate Fund

Investment Companies 85.0%
	Shares	Value
Equity Funds 64.6%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	18,111	$427,611
DFA U.S. Core Equity 1 Portfolio, Institutional Class	230,331	5,205,480
DFA U.S. Small Cap Portfolio, Institutional Class	48,637	1,718,355
DFA VA International Small Portfolio	76,768	1,072,454
DFA VA International Value Portfolio	176,642	2,384,661
DFA VA U.S. Large Value Portfolio	123,580	3,243,972

Total Equity Funds (cost $12,178,771)		14,052,533

Fixed Income Funds 20.4%
DFA Intermediate Government Fixed Income Portfolio, Institutional Class	92,170	1,116,184
DFA Investment Grade Portfolio	105,322	1,114,302
DFA Short Duration Real Return Portfolio, Institutional Class	112,613	1,110,364
DFA VA Global Bond Portfolio	104,928	1,111,183

Total Fixed Income Funds (cost $4,545,137)		4,452,033

Total Investment Companies (cost $16,723,908)		18,504,566

Investment Contract 15.1%

	Principal Amount	Value
Nationwide Contract, 2.80% (a)(b)(c)	$3,289,723	3,289,723

Total Investment Contract (cost $3,289,723)		3,289,723

Total Investments (cost $20,013,631) — 100.1%		21,794,289

Liabilities in excess of other assets — (0.1)%		(26,680)

NET ASSETS — 100.0%		$21,767,609

(a)	Investment in affiliate.
(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.
(c)	Value determined using significant unobservable inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT DFA Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$18,504,566	$—	$—	$18,504,566
Investment Contract	—	—	3,289,723	3,289,723

Total	$18,504,566	$—	$3,289,723	$21,794,289

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT DFA Moderate Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2017	$3,074,303	$3,074,303
Purchases*	285,843	285,843
Sales	(70,423)	(70,423)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 3/31/2018	$3,289,723	$3,289,723

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.80%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2018 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks 99.6%

	Shares	Value
Aerospace & Defense 4.3%
Boeing Co. (The)	16,500	$5,410,020
Raytheon Co.	21,000	4,532,220

		9,942,240

Banks 5.8%
FCB Financial Holdings, Inc., Class A*	35,000	1,788,500
JPMorgan Chase & Co.	108,000	11,876,760

		13,665,260

Building Products 1.0%
Masonite International Corp.*	40,000	2,454,000

Capital Markets 12.2%
Brookfield Asset Management, Inc., Class A	90,000	3,510,000
Charles Schwab Corp. (The)	135,000	7,049,700
Goldman Sachs Group, Inc. (The)	40,000	10,074,400
Intercontinental Exchange, Inc.	108,000	7,832,160

		28,466,260

Chemicals 3.3%
Methanex Corp.	70,000	4,245,500
Scotts Miracle-Gro Co. (The)	40,000	3,430,000

		7,675,500

Communications Equipment 7.5%
Cisco Systems, Inc.	175,000	7,505,750
Motorola Solutions, Inc.	94,000	9,898,200

		17,403,950

Construction Materials 1.9%
Martin Marietta Materials, Inc.	22,000	4,560,600

Containers & Packaging 3.8%
Ball Corp.	122,000	4,844,620
Sealed Air Corp.	95,000	4,065,050

		8,909,670

Diversified Financial Services 5.0%
Berkshire Hathaway, Inc., Class B*	58,000	11,569,840

Electrical Equipment 1.7%
Rockwell Automation, Inc.	23,000	4,006,600

Energy Equipment & Services 0.8%
Schlumberger Ltd.	29,000	1,878,620

Food & Staples Retailing 4.2%
US Foods Holding Corp.*	298,000	9,765,460

Food Products 2.5%
Hain Celestial Group, Inc. (The)*	55,000	1,763,850
Mondelez International, Inc., Class A	97,000	4,047,810

		5,811,660

Health Care Equipment & Supplies 1.7%
Hill-Rom Holdings, Inc.	45,000	3,915,000

Health Care Providers & Services 6.5%
Aetna, Inc.	32,000	5,408,000
HCA Healthcare, Inc.	100,000	9,700,000

		15,108,000

Industrial Conglomerates 2.2%
3M Co.	23,000	5,048,960

Insurance 3.4%
Chubb Ltd.	58,000	7,932,660

Internet Software & Services 4.0%
Alphabet, Inc., Class C*	9,000	9,286,110

IT Services 1.9%
PayPal Holdings, Inc.*	60,000	4,552,200

Machinery 3.6%
Stanley Black & Decker, Inc.	55,000	8,426,000

Oil, Gas & Consumable Fuels 3.5%
Cabot Oil & Gas Corp.	135,000	3,237,300
EOG Resources, Inc.	48,000	5,052,960

		8,290,260

Pharmaceuticals 2.3%
Pfizer, Inc.	150,000	5,323,500

Road & Rail 3.3%
CSX Corp.	140,000	7,799,400

Semiconductors & Semiconductor Equipment 2.7%
Analog Devices, Inc.	69,000	6,287,970

Software 4.4%
Activision Blizzard, Inc.	57,000	3,845,220
Symantec Corp.	253,000	6,540,050

		10,385,270

Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	42,000	7,046,760
NCR Corp.*	92,000	2,899,840

		9,946,600

Textiles, Apparel & Luxury Goods 1.8%
NIKE, Inc., Class B	62,000	4,119,280

Total Investments (cost $155,483,620) — 99.6%		232,530,870
Other assets in excess of liabilities — 0.4%		945,316

NET ASSETS — 100.0%		$233,476,186

*	Denotes a non-income producing security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At March 31, 2018, 100% of the market value of the fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2018 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

Common Stocks 98.5%

	Shares	Value
Airlines 2.4%
Ryanair Holdings plc, ADR-IE*	25,429	$3,123,953

Auto Components 3.4%
Aptiv plc	50,838	4,319,705

Banks 5.8%
JPMorgan Chase & Co.	37,265	4,098,032
US Bancorp	67,656	3,416,628

		7,514,660

Capital Markets 3.7%
Intercontinental Exchange, Inc.	65,884	4,777,908

Chemicals 2.0%
Novozymes A/S, ADR-DK	48,332	2,529,214

Consumer Finance 2.3%
American Express Co.	32,361	3,018,634

Energy Equipment & Services 2.5%
Schlumberger Ltd.	49,575	3,211,468

Equity Real Estate Investment Trusts (REITs) 2.7%
Weyerhaeuser Co.	100,033	3,501,155

Food & Staples Retailing 2.9%
Kroger Co. (The)	154,578	3,700,597

Health Care Equipment & Supplies 9.6%
Becton Dickinson and Co.	19,727	4,274,841
Danaher Corp.	48,299	4,728,955
Medtronic plc	41,082	3,295,598

		12,299,394

Health Care Providers & Services 4.7%
AmerisourceBergen Corp.	48,865	4,212,651
Premier, Inc., Class A*	59,522	1,863,634

		6,076,285

Hotels, Restaurants & Leisure 2.1%
Compass Group plc, ADR-UK	129,313	2,694,236

Industrial Conglomerates 2.0%
3M Co.	11,804	2,591,214

Insurance 5.5%
Progressive Corp. (The)	115,787	7,054,902

Internet Software & Services 6.4%
Alphabet, Inc., Class A*	3,669	3,805,267
eBay, Inc.*	109,746	4,416,179

		8,221,446

IT Services 6.3%
Cognizant Technology Solutions Corp., Class A	54,429	4,381,534
Mastercard, Inc., Class A	21,181	3,710,064

		8,091,598

Media 3.9%
Comcast Corp., Class A	144,905	4,951,404

Oil, Gas & Consumable Fuels 5.1%
Cimarex Energy Co.	9,849	920,882
EQT Corp.	54,197	2,574,899
Noble Energy, Inc.	101,290	3,069,087

		6,564,868

Personal Products 3.2%
Unilever NV, NYRS-UK	72,520	4,089,403

Pharmaceuticals 1.9%
Roche Holding AG, ADR-CH	84,175	2,409,509

Road & Rail 2.1%
JB Hunt Transport Services, Inc.	22,971	2,691,053

Semiconductors & Semiconductor Equipment 5.1%
Texas Instruments, Inc.	63,681	6,615,819

Software 2.4%
Intuit, Inc.	18,157	3,147,516

Specialty Retail 3.3%
Advance Auto Parts, Inc.	35,574	4,217,298

Textiles, Apparel & Luxury Goods 1.4%
Gildan Activewear, Inc.	62,036	1,792,220

Trading Companies & Distributors 5.8%
Fastenal Co.	29,981	1,636,663
WW Grainger, Inc.	20,848	5,884,765

		7,521,428

Total Investments (cost $91,402,123) — 98.5%		126,726,887
Other assets in excess of liabilities — 1.5%		1,873,738

NET ASSETS — 100.0%		$128,600,625

*	Denotes a non-income producing security.

ADR	American Depositary Receipt
CH	Switzerland
DK	Denmark
IE	Ireland
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At March 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Bond Index Fund

Asset-Backed Securities 0.4%

	Principal Amount	Value
Airlines 0.1%
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	$348,943	$362,901
Continental Airlines Pass-Through Trust, Series 2012-1, Class A, 4.15%, 4/11/2024	272,480	275,423
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 8/15/2025	413,703	426,358

		1,064,682

Credit Card 0.3%
Citibank Credit Card Issuance Trust Series 2016-A1, Class A1, 1.75%, 11/19/2021	4,500,000	4,433,714
Series 2017-A3, Class A3, 1.92%, 4/7/2022	1,100,000	1,083,287
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/2022	1,750,000	1,721,727

		7,238,728

Total Asset-Backed Securities (cost $8,391,439)		8,303,410

Commercial Mortgage-Backed Securities 1.9%

	Principal Amount	Value
BBCMS Mortgage Trust, Series 2017-C1, Class A4, 3.67%, 2/15/2050	1,375,000	1,387,528
Citigroup Commercial Mortgage Trust Series 2014-GC25, Class AS, 4.02%, 10/10/2047	1,500,000	1,521,696
Series 2016-P5, Class A4, 2.94%, 10/10/2049	600,000	575,369
Series 2017-P7, Class A4, 3.71%, 4/14/2050	1,500,000	1,518,101
COMM Mortgage Trust Series 2012-CR1, Class A3, 3.39%, 5/15/2045	1,647,413	1,659,021
Series 2013-CR8, Class A5, 3.61%, 6/10/2046(a)	1,000,000	1,018,207
Series 2014-UBS2, Class A5, 3.96%, 3/10/2047	1,500,000	1,548,874
Series 2014-UBS3, Class A4, 3.82%, 6/10/2047	1,500,000	1,543,292
Series 2015-DC1, Class A5, 3.35%, 2/10/2048	1,000,000	991,091
Series 2015-PC1, Class A5, 3.90%, 7/10/2050	1,000,000	1,025,518
FHLMC Multifamily Structured Pass-Through Certificates REMICS Series K003, Class A5, 5.09%, 3/25/2019	400,000	406,341
Series K006, Class A1, 3.40%, 7/25/2019	137,678	138,466
Series K006, Class A2, 4.25%, 1/25/2020	200,000	204,869
Series K713, Class A2, 2.31%, 3/25/2020	1,000,000	992,279
Series K014, Class A1, 2.79%, 10/25/2020	70,240	70,360
Series K013, Class A2, 3.97%, 1/25/2021(a)	500,000	514,365
Series K020, Class A2, 2.37%, 5/25/2022	1,500,000	1,472,182
Series K024, Class A2, 2.57%, 9/25/2022	100,000	98,657
Series K026, Class A2, 2.51%, 11/25/2022	900,000	885,823
Series K031, Class A2, 3.30%, 4/25/2023(a)	400,000	406,789
Series K033, Class A2, 3.06%, 7/25/2023(a)	950,000	955,321
Series K034, Class A2, 3.53%, 7/25/2023(a)	5,400,000	5,552,006
Series K038, Class A1, 2.60%, 10/25/2023	252,125	250,363
Series K037, Class A2, 3.49%, 1/25/2024	800,000	821,487
Series K069, Class A2, 3.19%, 9/25/2027(a)	2,500,000	2,488,088
FNMA ACES REMICS Series 2014-M6, Class A2, 2.68%, 5/25/2021(a)	242,018	240,713
Series 2013-M6, Class 1AC, 3.80%, 2/25/2043(a)	250,000	247,353
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4, 3.38%, 5/10/2050	1,500,000	1,494,323
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/2045	2,371,578	2,395,342
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.17%, 8/15/2046	778,062	801,457
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.80%, 9/15/2047	1,000,000	1,024,065
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10, Class A5, 4.08%, 7/15/2046(a)	500,000	521,350
Series 2015-C24, Class A4, 3.73%, 5/15/2048	1,000,000	1,015,880
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/2046	2,500,000	2,501,716
Wells Fargo Commercial Mortgage Trust Series 2015-C28, Class A4, 3.54%, 5/15/2048	1,500,000	1,503,721
Series 2017-C40, Class A4, 3.58%, 10/15/2050	1,500,000	1,503,532
WFRBS Commercial Mortgage Trust Series 2013-C14, Class A5, 3.34%, 6/15/2046	1,750,000	1,755,243
Series 2013-C15, Class A4, 4.15%, 8/15/2046(a)	1,175,000	1,222,442

Total Commercial Mortgage-Backed Securities (cost $45,435,134)		44,273,230

Corporate Bonds 26.6%

	Principal Amount	Value
Aerospace & Defense 0.5%
Boeing Co. (The),
4.88%, 2/15/2020	500,000	521,405
2.25%, 6/15/2026	500,000	462,158
3.30%, 3/1/2035	130,000	121,717
Embraer Netherlands Finance BV, 5.40%, 2/1/2027	1,000,000	1,056,600
General Dynamics Corp., 3.88%, 7/15/2021	100,000	102,972
2.63%, 11/15/2027	500,000	467,413
Harris Corp., 2.70%, 4/27/2020	1,000,000	991,200
4.85%, 4/27/2035	90,000	96,067
L3 Technologies, Inc., 5.20%, 10/15/2019	500,000	515,412
3.95%, 5/28/2024	257,000	258,513

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Aerospace & Defense (continued)
Lockheed Martin Corp., 2.90%, 3/1/2025	$500,000	$478,001
3.55%, 1/15/2026	250,000	247,914
3.60%, 3/1/2035	110,000	105,106
4.07%, 12/15/2042	393,000	387,969
4.70%, 5/15/2046	250,000	271,300
Northrop Grumman Corp., 3.50%, 3/15/2021	500,000	505,868
4.75%, 6/1/2043	250,000	267,794
4.03%, 10/15/2047	500,000	480,015
Raytheon Co., 3.13%, 10/15/2020	250,000	251,497
3.15%, 12/15/2024	145,000	144,535
4.70%, 12/15/2041	150,000	171,412
Rockwell Collins, Inc., 3.50%, 3/15/2027	1,000,000	964,796
Textron, Inc., 4.30%, 3/1/2024	250,000	258,527
United Technologies Corp., 4.50%, 4/15/2020	250,000	258,448
6.13%, 7/15/2038	400,000	493,547
4.50%, 6/1/2042	500,000	507,899
4.15%, 5/15/2045	550,000	532,385

		10,920,470

Air Freight & Logistics 0.1%
FedEx Corp., 3.25%, 4/1/2026	85,000	82,594
3.30%, 3/15/2027	70,000	67,911
3.90%, 2/1/2035	380,000	367,432
3.88%, 8/1/2042	50,000	46,864
4.55%, 4/1/2046	500,000	504,361
United Parcel Service of America, Inc., 8.38%, 4/1/2020	118,000	130,445
8.37%, 4/1/2030(b)	177,000	243,288
United Parcel Service, Inc., 3.13%, 1/15/2021	500,000	503,891
6.20%, 1/15/2038	295,000	381,469

		2,328,255

Auto Components 0.0%†
BorgWarner, Inc., 3.38%, 3/15/2025	135,000	133,421
Delphi Corp., 4.15%, 3/15/2024	475,000	487,115

		620,536

Automobiles 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/2031	250,000	363,928
Ford Motor Co., 7.45%, 7/16/2031	500,000	605,806
4.75%, 1/15/2043	350,000	319,172
5.29%, 12/8/2046(c)	500,000	488,948
General Motors Co., 4.20%, 10/1/2027(c)	250,000	244,653
5.15%, 4/1/2038	250,000	249,197
5.20%, 4/1/2045	500,000	486,448
6.75%, 4/1/2046	35,000	40,631
5.40%, 4/1/2048(c)	250,000	249,731

		3,048,514

Banks 4.5%
Banco Santander SA, 3.50%, 4/11/2022	800,000	796,324
3.80%, 2/23/2028	600,000	579,364
Bank of America Corp., Series L, 2.65%, 4/1/2019	500,000	499,741
Series L, 2.25%, 4/21/2020	1,000,000	985,447
(ICE LIBOR USD 3 Month + 0.37%), 2.74%, 1/23/2022(d)	1,000,000	985,939
3.30%, 1/11/2023	500,000	498,539
4.10%, 7/24/2023	250,000	258,077
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(d)(e)	1,515,000	1,485,999
4.00%, 4/1/2024	350,000	357,650
Series L, 3.95%, 4/21/2025	310,000	307,267
3.88%, 8/1/2025	250,000	251,905
4.45%, 3/3/2026	125,000	127,692
3.50%, 4/19/2026	290,000	284,930
4.25%, 10/22/2026	435,000	438,048
3.25%, 10/21/2027	500,000	471,259
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028(d)	500,000	493,973
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028(d)(e)	1,606,000	1,538,383
5.88%, 2/7/2042	250,000	311,875
5.00%, 1/21/2044	350,000	392,943
Series L, 4.75%, 4/21/2045	750,000	792,936
(ICE LIBOR USD 3 Month + 1.99%), 4.44%, 1/20/2048(d)	750,000	782,962
Bank of Montreal, 1.90%, 8/27/2021	1,000,000	960,467
Bank of Nova Scotia (The), 2.80%, 7/21/2021	500,000	496,630
2.45%, 9/19/2022	1,000,000	969,127
Barclays Bank plc, 5.14%, 10/14/2020	250,000	258,177
Barclays plc, 3.25%, 1/12/2021	1,000,000	992,802
3.65%, 3/16/2025	360,000	346,798
5.20%, 5/12/2026	500,000	504,022
4.34%, 1/10/2028	1,000,000	991,595
5.25%, 8/17/2045	205,000	215,034
BB&T Corp., 2.45%, 1/15/2020	500,000	495,839
2.85%, 10/26/2024	250,000	239,889
BNP Paribas SA, 2.38%, 5/21/2020	1,000,000	988,293
5.00%, 1/15/2021	250,000	263,134
Branch Banking & Trust Co., 3.63%, 9/16/2025	250,000	249,193
Capital One NA, 2.40%, 9/5/2019	500,000	495,334
Citibank NA, 1.85%, 9/18/2019	500,000	493,241
Citigroup, Inc., 2.50%, 7/29/2019	500,000	497,967
2.35%, 8/2/2021	500,000	485,490
4.50%, 1/14/2022(c)	650,000	675,441
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(d)	1,000,000	973,055
3.88%, 10/25/2023	750,000	758,101
3.75%, 6/16/2024	500,000	502,380
3.30%, 4/27/2025	560,000	543,602
4.60%, 3/9/2026	350,000	359,012
3.40%, 5/1/2026	500,000	483,261
3.20%, 10/21/2026	500,000	475,303
4.30%, 11/20/2026	500,000	500,273
4.45%, 9/29/2027	500,000	505,919
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028(d)	500,000	497,293
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028(d)	1,500,000	1,448,036
6.63%, 6/15/2032	333,000	405,767
8.13%, 7/15/2039	350,000	530,007
6.68%, 9/13/2043	250,000	323,962
Citizens Bank NA, 2.65%, 5/26/2022	250,000	242,249
Commonwealth Bank of Australia, 2.30%, 3/12/2020	500,000	493,515
Compass Bank, 3.88%, 4/10/2025	500,000	489,204
Cooperatieve Rabobank UA, 2.75%, 1/10/2022	1,500,000	1,472,365
4.63%, 12/1/2023	250,000	260,578
3.38%, 5/21/2025	500,000	494,064
5.25%, 5/24/2041	175,000	208,737

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Banks (continued)
Cooperatieve Rabobank UA, (continued)
5.75%, 12/1/2043	$250,000	$298,951
5.25%, 8/4/2045	250,000	280,834
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/2020	1,000,000	990,363
3.13%, 12/10/2020	500,000	497,216
3.80%, 9/15/2022	440,000	443,075
3.75%, 3/26/2025	390,000	380,895
4.55%, 4/17/2026	500,000	510,852
Discover Bank, 4.20%, 8/8/2023	500,000	510,009
Fifth Third Bancorp, 2.88%, 7/27/2020	500,000	499,028
3.50%, 3/15/2022	700,000	702,784
2.60%, 6/15/2022	500,000	484,805
Fifth Third Bank, 1.63%, 9/27/2019	750,000	737,117
First Republic Bank, 2.50%, 6/6/2022	750,000	725,896
HSBC Bank USA NA, 5.63%, 8/15/2035	250,000	301,909
HSBC Holdings plc, 3.40%, 3/8/2021	2,000,000	2,009,277
5.10%, 4/5/2021	500,000	526,243
4.25%, 3/14/2024	500,000	502,636
4.30%, 3/8/2026	500,000	511,563
3.90%, 5/25/2026	500,000	498,978
6.50%, 5/2/2036	400,000	495,153
6.50%, 9/15/2037	600,000	747,289
5.25%, 3/14/2044	250,000	275,017
Huntington Bancshares, Inc., 3.15%, 3/14/2021	395,000	393,029
JPMorgan Chase & Co., 2.25%, 1/23/2020	500,000	493,925
2.75%, 6/23/2020	500,000	497,208
4.25%, 10/15/2020	350,000	360,159
2.55%, 10/29/2020	500,000	493,797
2.55%, 3/1/2021	500,000	491,971
4.63%, 5/10/2021	500,000	521,186
2.30%, 8/15/2021	1,000,000	972,288
3.38%, 5/1/2023	250,000	246,830
3.88%, 9/10/2024	1,000,000	998,340
3.13%, 1/23/2025	1,000,000	964,222
3.30%, 4/1/2026	500,000	483,510
4.25%, 10/1/2027	500,000	506,118
(ICE LIBOR USD 3 Month + 1.38%), 3.54%, 5/1/2028(d)	500,000	488,671
5.60%, 7/15/2041	400,000	483,735
5.40%, 1/6/2042	500,000	590,552
4.85%, 2/1/2044	500,000	554,921
(ICE LIBOR USD 3 Month + 1.58%), 4.26%, 2/22/2048(d)	750,000	754,517
(ICE LIBOR USD 3 Month + 1.38%), 3.96%, 11/15/2048(d)	500,000	481,240
KeyBank NA, 2.50%, 12/15/2019	250,000	248,453
6.95%, 2/1/2028	225,000	277,578
Korea Development Bank (The), 4.63%, 11/16/2021	200,000	208,684
3.00%, 1/13/2026	500,000	477,822
Kreditanstalt fuer Wiederaufbau, 1.88%, 4/1/2019	1,000,000	996,272
1.75%, 3/31/2020	3,000,000	2,957,910
1.50%, 4/20/2020	1,000,000	980,332
1.63%, 5/29/2020	400,000	392,563
2.75%, 9/8/2020	400,000	401,820
1.88%, 11/30/2020	2,000,000	1,965,699
1.63%, 3/15/2021	500,000	485,859
1.50%, 6/15/2021(c)	500,000	482,505
2.00%, 11/30/2021	1,000,000	975,682
2.13%, 6/15/2022	2,000,000	1,950,506
Landwirtschaftliche Rentenbank, Series 36, 2.00%, 12/6/2021	1,500,000	1,464,883
1.75%, 7/27/2026	1,000,000	911,760
Lloyds Banking Group plc, 4.50%, 11/4/2024	205,000	206,155
4.58%, 12/10/2025	350,000	349,982
4.65%, 3/24/2026	500,000	501,827
(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/7/2028(c)(d)	1,000,000	943,846
Mitsubishi UFJ Financial Group, Inc., 3.46%, 3/2/2023	750,000	748,603
3.85%, 3/1/2026	750,000	751,078
Mizuho Financial Group, Inc., 3.17%, 9/11/2027	750,000	704,590
MUFG Americas Holdings Corp., 3.00%, 2/10/2025	500,000	482,309
National Australia Bank Ltd., 2.50%, 7/12/2026	750,000	687,267
PNC Bank NA, 2.95%, 1/30/2023	250,000	244,504
3.80%, 7/25/2023	500,000	506,369
2.95%, 2/23/2025	500,000	480,157
PNC Financial Services Group, Inc. (The), 5.13%, 2/8/2020	500,000	518,796
Regions Financial Corp., 2.75%, 8/14/2022	750,000	728,745
Royal Bank of Canada, 2.15%, 3/6/2020	500,000	492,993
2.50%, 1/19/2021	500,000	492,665
Royal Bank of Scotland Group plc, 3.88%, 9/12/2023	365,000	360,460
4.80%, 4/5/2026	500,000	512,154
Santander Holdings USA, Inc., 2.65%, 4/17/2020	1,300,000	1,285,508
Santander UK Group Holdings plc, 2.88%, 10/16/2020	210,000	208,021
Santander UK plc, 2.38%, 3/16/2020	500,000	493,069
4.00%, 3/13/2024	500,000	507,794
Skandinaviska Enskilda Banken AB, 2.30%, 3/11/2020	1,000,000	985,984
Sumitomo Mitsui Banking Corp., 2.45%, 1/16/2020	500,000	494,599
Sumitomo Mitsui Financial Group, Inc., 2.93%, 3/9/2021	500,000	497,297
2.78%, 7/12/2022	1,000,000	975,314
2.63%, 7/14/2026	750,000	685,374
3.35%, 10/18/2027(c)	500,000	479,002
Toronto-Dominion Bank (The), 2.50%, 12/14/2020	750,000	740,574
US Bancorp, 4.13%, 5/24/2021	150,000	154,986
US Bank NA, 2.80%, 1/27/2025	1,000,000	957,093
Wells Fargo & Co., Series N, 2.15%, 1/30/2020	2,000,000	1,968,734
3.30%, 9/9/2024	1,000,000	975,703
3.00%, 2/19/2025	825,000	785,966
3.00%, 4/22/2026	500,000	469,425
4.30%, 7/22/2027	395,000	397,107
5.38%, 2/7/2035	457,000	528,523
5.38%, 11/2/2043	250,000	276,024
5.61%, 1/15/2044	388,000	444,869
3.90%, 5/1/2045	250,000	240,298
4.90%, 11/17/2045	500,000	524,168
4.40%, 6/14/2046	350,000	339,704
4.75%, 12/7/2046	500,000	512,360
Wells Fargo Bank NA, 2.40%, 1/15/2020	1,000,000	991,755
2.60%, 1/15/2021	1,000,000	986,047
Wells Fargo Capital X, 5.95%, 12/15/2036	275,000	297,000
Westpac Banking Corp., 2.65%, 1/25/2021	2,000,000	1,977,417
2.10%, 5/13/2021	500,000	485,648
2.85%, 5/13/2026	500,000	470,459
3.40%, 1/25/2028(c)	500,000	486,580

		105,445,748

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Beverages 0.7%
Anheuser-Busch Cos. LLC, 5.00%, 3/1/2019	$236,000	$241,231
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	1,320,000	1,309,662
3.70%, 2/1/2024	1,000,000	1,016,786
3.65%, 2/1/2026	1,500,000	1,491,073
4.70%, 2/1/2036	500,000	529,032
4.63%, 2/1/2044	650,000	672,939
4.90%, 2/1/2046	1,370,000	1,477,560
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 4/15/2020	275,000	286,239
4.38%, 2/15/2021	150,000	155,826
4.00%, 4/13/2028	500,000	506,104
4.60%, 4/15/2048	500,000	517,209
4.44%, 10/6/2048	581,000	585,304
Coca-Cola Co. (The), 3.15%, 11/15/2020	200,000	201,593
3.20%, 11/1/2023	550,000	553,007
2.90%, 5/25/2027	500,000	483,008
Constellation Brands, Inc., 3.50%, 5/9/2027	500,000	481,421
3.60%, 2/15/2028	1,000,000	964,810
Diageo Capital plc, 4.83%, 7/15/2020	600,000	625,421
2.63%, 4/29/2023	500,000	484,892
Dr Pepper Snapple Group, Inc., 2.70%, 11/15/2022	250,000	240,314
Molson Coors Brewing Co., 3.00%, 7/15/2026	190,000	175,983
5.00%, 5/1/2042	250,000	266,554
PepsiCo, Inc., 1.85%, 4/30/2020	500,000	491,680
3.13%, 11/1/2020	300,000	302,816
2.85%, 2/24/2026	150,000	143,883
5.50%, 1/15/2040	250,000	307,783
4.25%, 10/22/2044	500,000	516,565
Pepsi-Cola Metropolitan Bottling Co., Inc., Series B, 7.00%, 3/1/2029	606,000	794,257

		15,822,952

Biotechnology 0.5%
AbbVie, Inc., 3.20%, 5/14/2026	1,870,000	1,777,286
4.50%, 5/14/2035	1,085,000	1,111,260
4.30%, 5/14/2036	250,000	250,037
4.40%, 11/6/2042	125,000	123,331
Amgen, Inc., 3.45%, 10/1/2020	600,000	605,998
4.56%, 6/15/2048	774,000	788,181
4.66%, 6/15/2051	1,018,000	1,050,849
Baxalta, Inc., 2.88%, 6/23/2020	250,000	248,242
4.00%, 6/23/2025	200,000	199,675
Biogen, Inc., 3.63%, 9/15/2022	1,000,000	1,009,480
4.05%, 9/15/2025	195,000	199,622
Celgene Corp., 3.95%, 10/15/2020	400,000	407,287
3.25%, 8/15/2022(c)	300,000	295,495
3.25%, 2/20/2023	250,000	245,925
3.88%, 8/15/2025	500,000	495,357
3.90%, 2/20/2028	500,000	492,266
4.63%, 5/15/2044	500,000	498,634
4.55%, 2/20/2048	250,000	245,080
Gilead Sciences, Inc., 4.50%, 4/1/2021	200,000	208,460
3.70%, 4/1/2024	1,000,000	1,004,463
3.50%, 2/1/2025	240,000	239,358
3.65%, 3/1/2026	145,000	145,517
4.50%, 2/1/2045	500,000	518,379
4.75%, 3/1/2046	500,000	538,697

		12,698,879

Building Products 0.1%
Johnson Controls International plc, 4.25%, 3/1/2021	150,000	154,500
3.75%, 12/1/2021	600,000	609,809
3.90%, 2/14/2026	500,000	500,959
4.62%, 7/2/2044(b)	350,000	361,821
Owens Corning, 4.20%, 12/15/2022	250,000	255,737
4.30%, 7/15/2047	500,000	456,760

		2,339,586

Capital Markets 1.5%
Ameriprise Financial, Inc., 5.30%, 3/15/2020	150,000	156,334
Bank of New York Mellon Corp. (The), 2.60%, 8/17/2020	395,000	392,167
3.25%, 9/11/2024	750,000	741,201
Series G, 3.00%, 2/24/2025	205,000	198,706
3.00%, 10/30/2028	500,000	461,539
Brookfield Finance, Inc., 4.25%, 6/2/2026	500,000	501,905
CME Group, Inc., 3.00%, 3/15/2025	500,000	486,556
Credit Suisse AG, 2.30%, 5/28/2019	600,000	596,176
4.38%, 8/5/2020	400,000	411,269
3.63%, 9/9/2024	500,000	498,429
Credit Suisse USA, Inc., 7.13%, 7/15/2032	55,000	72,890
Deutsche Bank AG, 3.95%, 2/27/2023	750,000	747,870
3.70%, 5/30/2024	470,000	453,687
Franklin Resources, Inc., 2.80%, 9/15/2022	500,000	493,021
Goldman Sachs Group, Inc. (The), 2.60%, 12/27/2020	1,625,000	1,600,692
2.88%, 2/25/2021	750,000	742,329
5.25%, 7/27/2021	500,000	529,567
2.35%, 11/15/2021	500,000	482,118
5.75%, 1/24/2022	500,000	541,028
3.63%, 1/22/2023	750,000	752,590
3.20%, 2/23/2023(c)	1,000,000	985,559
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(d)	1,000,000	973,235
3.85%, 7/8/2024	385,000	386,764
3.75%, 5/22/2025	500,000	494,937
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(d)	500,000	484,736
6.13%, 2/15/2033	900,000	1,081,683
6.45%, 5/1/2036	400,000	486,011
6.75%, 10/1/2037	500,000	626,357
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038(d)	500,000	482,641
4.80%, 7/8/2044	500,000	538,977
4.75%, 10/21/2045	350,000	374,528
Intercontinental Exchange, Inc., 4.00%, 10/15/2023	500,000	516,090
3.75%, 12/1/2025	160,000	161,881
Jefferies Group LLC, 5.13%, 1/20/2023	250,000	264,543
4.85%, 1/15/2027	500,000	511,315
Legg Mason, Inc., 4.75%, 3/15/2026	500,000	522,817
Moody’s Corp., 2.75%, 7/15/2019	500,000	498,373
4.50%, 9/1/2022	150,000	156,483
Morgan Stanley, 7.30%, 5/13/2019	700,000	733,496
2.38%, 7/23/2019	1,000,000	992,748
2.65%, 1/27/2020	750,000	745,380
2.80%, 6/16/2020	455,000	451,939
5.75%, 1/25/2021	300,000	319,717
5.50%, 7/28/2021	250,000	267,014
4.88%, 11/1/2022	500,000	523,930
4.10%, 5/22/2023	650,000	658,745
Series F, 3.88%, 4/29/2024	625,000	630,441
4.00%, 7/23/2025	215,000	217,002

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Capital Markets (continued)
Morgan Stanley, (continued)
3.13%, 7/27/2026	$500,000	$473,167
4.35%, 9/8/2026	500,000	503,565
3.63%, 1/20/2027	750,000	734,110
3.95%, 4/23/2027	1,500,000	1,460,514
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028(d)	1,000,000	967,260
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029(d)	1,000,000	984,522
7.25%, 4/1/2032	324,000	429,463
Raymond James Financial, Inc., 4.95%, 7/15/2046	500,000	540,673
S&P Global, Inc., 4.40%, 2/15/2026	500,000	524,976
State Street Corp., 3.70%, 11/20/2023	500,000	511,847
3.30%, 12/16/2024	310,000	307,361
TD Ameritrade Holding Corp., 2.95%, 4/1/2022	500,000	495,503
Thomson Reuters Corp., 4.30%, 11/23/2023	500,000	511,707
3.35%, 5/15/2026	280,000	268,217
UBS AG, 2.35%, 3/26/2020	500,000	492,989

		35,153,290

Chemicals 0.5%
Agrium, Inc., 3.15%, 10/1/2022	50,000	49,497
6.13%, 1/15/2041	150,000	179,590
5.25%, 1/15/2045	350,000	381,389
Dow Chemical Co. (The), 4.25%, 11/15/2020	324,000	332,394
4.13%, 11/15/2021	650,000	668,519
3.50%, 10/1/2024	500,000	495,460
9.40%, 5/15/2039	260,000	418,858
Eastman Chemical Co., 3.60%, 8/15/2022	100,000	100,648
4.65%, 10/15/2044	350,000	361,030
Ecolab, Inc., 2.25%, 1/12/2020	265,000	262,064
4.35%, 12/8/2021	122,000	127,485
3.25%, 1/14/2023	500,000	500,312
EI du Pont de Nemours & Co., 2.80%, 2/15/2023	250,000	244,224
4.90%, 1/15/2041	300,000	319,823
Lubrizol Corp. (The), 6.50%, 10/1/2034	147,000	192,655
LyondellBasell Industries NV, 5.00%, 4/15/2019	249,000	252,772
6.00%, 11/15/2021	500,000	539,745
4.63%, 2/26/2055	250,000	244,090
Monsanto Co., 2.13%, 7/15/2019	500,000	496,018
4.20%, 7/15/2034	135,000	135,387
3.95%, 4/15/2045	300,000	270,344
Mosaic Co. (The), 3.75%, 11/15/2021	250,000	252,453
4.25%, 11/15/2023(c)	250,000	254,907
4.05%, 11/15/2027	500,000	487,656
Potash Corp. of Saskatchewan, Inc., 3.00%, 4/1/2025	500,000	474,851
5.88%, 12/1/2036	125,000	144,420
PPG Industries, Inc., 3.60%, 11/15/2020	500,000	508,789
Praxair, Inc., 4.05%, 3/15/2021	200,000	206,227
3.00%, 9/1/2021	450,000	450,864
3.20%, 1/30/2026	500,000	494,225
RPM International, Inc., 3.45%, 11/15/2022	350,000	350,423
Sherwin-Williams Co. (The), 3.95%, 1/15/2026	1,000,000	1,016,698
Westlake Chemical Corp., 4.38%, 11/15/2047	500,000	483,038

		11,696,855

Commercial Services & Supplies 0.1%
Republic Services, Inc., 5.25%, 11/15/2021	800,000	853,428
3.20%, 3/15/2025	500,000	488,540
Waste Management, Inc., 3.50%, 5/15/2024	500,000	501,100
3.90%, 3/1/2035	130,000	129,764

		1,972,832

Communications Equipment 0.1%
Cisco Systems, Inc., 3.50%, 6/15/2025	400,000	405,175
5.90%, 2/15/2039	500,000	653,366
Motorola Solutions, Inc., 4.00%, 9/1/2024	500,000	499,473
7.50%, 5/15/2025	206,000	241,961

		1,799,975

Consumer Finance 0.8%
AerCap Ireland Capital DAC, 4.25%, 7/1/2020	1,000,000	1,017,650
3.95%, 2/1/2022	750,000	751,913
3.88%, 1/23/2028	500,000	476,717
American Express Co., 3.00%, 10/30/2024	500,000	480,078
3.63%, 12/5/2024	500,000	496,646
American Express Credit Corp., 2.20%, 3/3/2020	1,000,000	986,003
2.38%, 5/26/2020	1,000,000	987,029
Capital One Financial Corp., 4.75%, 7/15/2021	300,000	312,843
3.20%, 1/30/2023	1,000,000	975,944
3.75%, 4/24/2024	700,000	694,884
3.75%, 7/28/2026	500,000	475,694
Caterpillar Financial Services Corp., 2.10%, 6/9/2019	1,000,000	994,281
2.85%, 6/1/2022	500,000	494,017
3.30%, 6/9/2024	750,000	743,036
3.25%, 12/1/2024(c)	500,000	494,128
Discover Financial Services, 4.10%, 2/9/2027(c)	500,000	495,981
Ford Motor Credit Co. LLC, 3.20%, 1/15/2021	500,000	495,881
3.66%, 9/8/2024	500,000	482,407
4.39%, 1/8/2026	200,000	198,856
General Motors Financial Co., Inc., 3.15%, 1/15/2020	1,080,000	1,079,544
3.70%, 11/24/2020	500,000	504,531
4.38%, 9/25/2021	500,000	513,945
5.25%, 3/1/2026	1,055,000	1,114,293
HSBC USA, Inc., 2.38%, 11/13/2019	500,000	495,454
3.50%, 6/23/2024	500,000	497,909
John Deere Capital Corp., 2.65%, 1/6/2022	140,000	137,902
Synchrony Financial, 4.25%, 8/15/2024	350,000	347,909
4.50%, 7/23/2025	375,000	375,028
Toyota Motor Credit Corp., 2.13%, 7/18/2019	500,000	496,928
2.15%, 3/12/2020	500,000	494,036
3.30%, 1/12/2022	500,000	505,684

		18,617,151

Containers & Packaging 0.1%
International Paper Co., 3.80%, 1/15/2026	500,000	495,301
6.00%, 11/15/2041	750,000	858,810

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Containers & Packaging (continued)
Packaging Corp. of America, 4.50%, 11/1/2023	$250,000	$260,893

		1,615,004

Diversified Consumer Services 0.0%†
George Washington University (The), Series 2018, 4.13%, 9/15/2048	73,000	73,373
Massachusetts Institute of Technology, 5.60%, 7/1/2111	100,000	131,457
4.68%, 7/1/2114	75,000	83,721
President & Fellows of Harvard College, 3.15%, 7/15/2046(c)	75,000	69,350
3.30%, 7/15/2056	200,000	185,523

		543,424

Diversified Financial Services 0.4%
AXA Financial, Inc., 7.00%, 4/1/2028	133,000	160,113
Bank One Corp., 8.00%, 4/29/2027	290,000	373,821
Berkshire Hathaway, Inc., 3.40%, 1/31/2022	500,000	505,632
4.50%, 2/11/2043(c)	250,000	271,488
Block Financial LLC, 5.50%, 11/1/2022	250,000	265,177
Boeing Capital Corp., 4.70%, 10/27/2019	250,000	258,212
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/2020	399,000	390,206
3.37%, 11/15/2025	748,000	723,012
4.42%, 11/15/2035	1,733,000	1,694,095
JPMorgan Chase Bank NA, 1.65%, 9/23/2019	1,000,000	986,266
Leucadia National Corp., 5.50%, 10/18/2023	250,000	257,037
National Rural Utilities Cooperative Finance Corp., 8.00%, 3/1/2032	159,000	225,627
Shell International Finance BV, 2.13%, 5/11/2020	500,000	492,435
2.25%, 11/10/2020	240,000	236,649
3.40%, 8/12/2023	1,000,000	1,010,435
2.88%, 5/10/2026	500,000	481,871
4.13%, 5/11/2035	500,000	518,057
6.38%, 12/15/2038	250,000	331,991
4.55%, 8/12/2043	500,000	542,262
3.75%, 9/12/2046	250,000	241,064
Voya Financial, Inc., 3.65%, 6/15/2026	250,000	243,686

		10,209,136

Diversified Telecommunication Services 1.1%
AT&T, Inc., 2.45%, 6/30/2020	500,000	494,260
4.60%, 2/15/2021	250,000	258,975
3.80%, 3/15/2022	750,000	760,802
3.00%, 6/30/2022	500,000	491,021
2.85%, 2/14/2023	500,000	502,319
4.45%, 4/1/2024	500,000	516,077
3.40%, 8/14/2024	500,000	503,645
3.95%, 1/15/2025	500,000	499,689
3.40%, 5/15/2025	1,000,000	963,548
4.13%, 2/17/2026	1,000,000	1,002,422
3.90%, 8/14/2027	500,000	503,442
4.50%, 5/15/2035	310,000	304,468
5.25%, 3/1/2037	750,000	793,406
4.90%, 8/14/2037	500,000	502,823
5.35%, 9/1/2040	395,000	414,603
5.55%, 8/15/2041	400,000	430,418
5.15%, 3/15/2042	150,000	154,540
4.30%, 12/15/2042	603,000	559,747
4.80%, 6/15/2044	500,000	488,033
4.35%, 6/15/2045	173,000	158,092
4.75%, 5/15/2046	500,000	485,622
5.15%, 11/15/2046(e)	251,000	256,526
4.50%, 3/9/2048	866,000	804,890
5.15%, 2/14/2050	500,000	505,086
5.30%, 8/14/2058	250,000	252,090
British Telecommunications plc, 9.12%, 12/15/2030	250,000	365,288
Deutsche Telekom International Finance BV, 8.75%, 6/15/2030	619,000	876,724
Orange SA, 9.00%, 3/1/2031(b)	407,000	595,630
5.38%, 1/13/2042	250,000	287,319
Telefonica Emisiones SAU, 5.46%, 2/16/2021	250,000	265,775
4.57%, 4/27/2023	700,000	736,017
5.21%, 3/8/2047	750,000	797,081
Verizon Communications, Inc., 4.60%, 4/1/2021	500,000	521,221
2.95%, 3/15/2022	767,000	754,106
2.45%, 11/1/2022	500,000	480,235
4.15%, 3/15/2024	1,000,000	1,026,351
3.38%, 2/15/2025	996,000	978,983
4.13%, 3/16/2027	1,000,000	1,012,914
4.27%, 1/15/2036	500,000	478,632
4.81%, 3/15/2039	1,385,000	1,415,338
6.55%, 9/15/2043	1,650,000	2,023,817
4.52%, 9/15/2048	1,000,000	963,539
5.01%, 4/15/2049	374,000	385,008
5.01%, 8/21/2054	250,000	249,964

		26,820,486

Electric Utilities 1.4%
Alabama Power Co., 5.70%, 2/15/2033	574,000	692,419
4.15%, 8/15/2044	350,000	363,842
CenterPoint Energy Houston Electric LLC, 4.50%, 4/1/2044	500,000	550,250
Cleveland Electric Illuminating Co. (The), 5.50%, 8/15/2024	400,000	444,056
Commonwealth Edison Co., 3.65%, 6/15/2046	250,000	236,289
DTE Electric Co., 4.30%, 7/1/2044	500,000	531,929
3.70%, 3/15/2045	145,000	140,409
Duke Energy Carolinas LLC, 3.90%, 6/15/2021	100,000	102,850
2.95%, 12/1/2026	500,000	482,370
4.25%, 12/15/2041	300,000	311,969
3.70%, 12/1/2047	500,000	482,012
Duke Energy Corp., 5.05%, 9/15/2019	1,200,000	1,233,344
3.05%, 8/15/2022	350,000	344,944
Duke Energy Florida LLC, 3.20%, 1/15/2027	250,000	244,105
3.40%, 10/1/2046	500,000	454,451
Duke Energy Indiana LLC, 3.75%, 7/15/2020	200,000	203,819
Duke Energy Progress LLC, 4.15%, 12/1/2044	500,000	513,344
4.20%, 8/15/2045	500,000	519,079
Edison International, 4.13%, 3/15/2028	500,000	503,655
Emera US Finance LP, 4.75%, 6/15/2046	350,000	351,253
Entergy Corp., 5.13%, 9/15/2020	400,000	416,476
4.00%, 7/15/2022	400,000	408,281
Eversource Energy, Series H, 3.15%, 1/15/2025	245,000	240,961
Exelon Corp., 5.63%, 6/15/2035	836,000	997,956
FirstEnergy Corp., Series B, 4.25%, 3/15/2023	500,000	512,030
Series B, 3.90%, 7/15/2027	500,000	491,035

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Electric Utilities (continued)
Florida Power & Light Co., 3.13%, 12/1/2025	$500,000	$494,717
5.65%, 2/1/2037	450,000	561,417
4.13%, 2/1/2042	250,000	259,894
3.95%, 3/1/2048	500,000	508,902
Georgia Power Co., 4.30%, 3/15/2042	500,000	507,182
Great Plains Energy, Inc., 4.85%, 6/1/2021	100,000	103,529
Hydro-Quebec, Series HY, 8.40%, 1/15/2022	220,000	258,440
Series GF, 8.88%, 3/1/2026	156,000	209,941
Iberdrola International BV, 5.81%, 3/15/2025	118,000	132,489
Indiana Michigan Power Co., Series K, 4.55%, 3/15/2046	350,000	371,505
Kansas City Power & Light Co., 3.65%, 8/15/2025	500,000	501,487
LG&E & KU Energy LLC, 3.75%, 11/15/2020	700,000	709,922
MidAmerican Energy Co., 5.80%, 10/15/2036	550,000	687,517
4.80%, 9/15/2043	500,000	567,507
Nevada Power Co., 5.45%, 5/15/2041	150,000	182,051
Northern States Power Co., 2.15%, 8/15/2022	250,000	240,020
4.00%, 8/15/2045	165,000	169,679
NSTAR Electric Co., 2.38%, 10/15/2022	500,000	485,153
Oncor Electric Delivery Co. LLC, 4.55%, 12/1/2041	150,000	164,150
5.30%, 6/1/2042	150,000	180,699
Pacific Gas & Electric Co., 3.50%, 10/1/2020	300,000	302,020
2.45%, 8/15/2022	250,000	238,892
3.25%, 6/15/2023	500,000	492,023
2.95%, 3/1/2026	400,000	373,717
6.25%, 3/1/2039	600,000	731,621
4.30%, 3/15/2045	500,000	483,363
PacifiCorp, 5.25%, 6/15/2035	177,000	208,070
PECO Energy Co., 1.70%, 9/15/2021	500,000	478,527
2.38%, 9/15/2022	1,000,000	974,100
3.70%, 9/15/2047	250,000	239,403
Pinnacle West Capital Corp., 2.25%, 11/30/2020	1,000,000	976,196
PPL Capital Funding, Inc., 3.10%, 5/15/2026	1,000,000	945,239
5.00%, 3/15/2044	250,000	274,004
Progress Energy, Inc., 4.40%, 1/15/2021	700,000	719,218
7.75%, 3/1/2031	236,000	322,657
Public Service Co. of Colorado, 3.20%, 11/15/2020	250,000	251,956
4.30%, 3/15/2044	250,000	266,101
Public Service Electric & Gas Co., 3.95%, 5/1/2042	400,000	406,950
South Carolina Electric & Gas Co., 6.05%, 1/15/2038	150,000	178,596
5.10%, 6/1/2065	350,000	372,994
Southern California Edison Co., Series B, 2.40%, 2/1/2022	500,000	487,274
Series C, 3.50%, 10/1/2023	500,000	505,400
6.00%, 1/15/2034	177,000	221,322
Series 05-B, 5.55%, 1/15/2036	436,000	521,891
Southern Co. (The), 2.75%, 6/15/2020	500,000	495,764
3.25%, 7/1/2026	295,000	280,317
Southwestern Electric Power Co., Series L, 3.85%, 2/1/2048	750,000	712,336
Union Electric Co., 3.65%, 4/15/2045	250,000	240,002
Virginia Electric & Power Co., 3.45%, 9/1/2022	500,000	503,845
Series B, 4.20%, 5/15/2045	200,000	204,374
Wisconsin Electric Power Co., 2.95%, 9/15/2021	300,000	297,856
5.63%, 5/15/2033	59,000	69,840
Xcel Energy, Inc., 4.70%, 5/15/2020	250,000	256,871
3.30%, 6/1/2025	500,000	490,741
6.50%, 7/1/2036	177,000	229,452

		33,822,261

Electrical Equipment 0.1%
ABB Finance USA, Inc., 4.38%, 5/8/2042	100,000	104,736
Eaton Corp., 2.75%, 11/2/2022	750,000	732,622
3.10%, 9/15/2027	1,000,000	940,793
Emerson Electric Co., 6.00%, 8/15/2032	83,000	100,051

		1,878,202

Electronic Equipment, Instruments & Components 0.1%
Arrow Electronics, Inc., 4.50%, 3/1/2023	250,000	257,325
Corning, Inc., 4.25%, 8/15/2020	250,000	256,633
4.38%, 11/15/2057	500,000	460,435
Tyco Electronics Group SA, 3.50%, 2/3/2022	300,000	302,556

		1,276,949

Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC, 3.20%, 8/15/2021	500,000	501,226
3.34%, 12/15/2027	285,000	272,531
5.13%, 9/15/2040	200,000	221,623
Halliburton Co., 3.80%, 11/15/2025	250,000	251,131
6.70%, 9/15/2038	400,000	514,856
5.00%, 11/15/2045	500,000	544,107
National Oilwell Varco, Inc., 3.95%, 12/1/2042	600,000	526,346

		2,831,820

Equity Real Estate Investment Trusts (REITs) 0.7%
Alexandria Real Estate Equities, Inc., 2.75%, 1/15/2020	500,000	497,713
American Tower Corp., 2.80%, 6/1/2020	1,000,000	992,634
5.05%, 9/1/2020	500,000	520,404
3.50%, 1/31/2023	250,000	248,565
4.40%, 2/15/2026	40,000	40,421
AvalonBay Communities, Inc., 3.45%, 6/1/2025	695,000	687,414
Boston Properties LP, 3.80%, 2/1/2024	250,000	251,540
2.75%, 10/1/2026	750,000	682,736
Brixmor Operating Partnership LP, 3.65%, 6/15/2024	500,000	487,305
CC Holdings GS V LLC, 3.85%, 4/15/2023	250,000	251,076
Crown Castle International Corp., 3.70%, 6/15/2026	60,000	57,741
3.65%, 9/1/2027	750,000	714,622
DDR Corp., 3.63%, 2/1/2025	500,000	478,915
Digital Realty Trust LP, 5.25%, 3/15/2021	250,000	263,098
ERP Operating LP, 3.00%, 4/15/2023	500,000	493,816
4.50%, 7/1/2044	350,000	364,394
HCP, Inc., 2.63%, 2/1/2020	500,000	494,801
5.38%, 2/1/2021	32,000	33,645
4.25%, 11/15/2023	500,000	511,851

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Hospitality Properties Trust, 5.00%, 8/15/2022	$350,000	$363,709
4.38%, 2/15/2030	500,000	479,738
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/2023	525,000	518,945
Series E, 4.00%, 6/15/2025	375,000	369,288
Kimco Realty Corp., 3.13%, 6/1/2023	500,000	487,308
4.45%, 9/1/2047	250,000	237,157
Liberty Property LP, 4.40%, 2/15/2024	500,000	519,448
Omega Healthcare Investors, Inc., 4.50%, 4/1/2027(c)	550,000	529,372
Prologis LP, 4.25%, 8/15/2023	500,000	521,280
Realty Income Corp., 3.25%, 10/15/2022	350,000	347,243
Simon Property Group LP, 4.38%, 3/1/2021	500,000	517,788
3.38%, 3/15/2022	500,000	501,982
3.38%, 10/1/2024	500,000	493,494
4.25%, 11/30/2046	500,000	494,987
Ventas Realty LP, 4.75%, 6/1/2021	150,000	156,075
3.13%, 6/15/2023	500,000	489,806
4.00%, 3/1/2028(c)	250,000	246,133
Welltower, Inc., 4.13%, 4/1/2019	600,000	607,137
5.25%, 1/15/2022	400,000	424,963
4.25%, 4/1/2026	500,000	506,211
Weyerhaeuser Co., 7.38%, 3/15/2032	500,000	660,408

		17,545,163

Food & Staples Retailing 0.6%
Costco Wholesale Corp., 2.25%, 2/15/2022	170,000	166,006
CVS Health Corp., 3.35%, 3/9/2021	1,000,000	1,005,443
3.70%, 3/9/2023	750,000	754,073
3.38%, 8/12/2024	1,000,000	968,553
4.10%, 3/25/2025	500,000	503,525
4.30%, 3/25/2028	1,000,000	1,004,261
4.88%, 7/20/2035	500,000	518,820
4.78%, 3/25/2038	500,000	506,765
5.13%, 7/20/2045	500,000	530,336
5.05%, 3/25/2048	1,000,000	1,051,787
Kroger Co. (The), 4.00%, 2/1/2024	500,000	509,576
7.50%, 4/1/2031	257,000	326,714
5.40%, 7/15/2040	200,000	212,763
Sysco Corp., 3.75%, 10/1/2025	145,000	145,976
3.30%, 7/15/2026	255,000	246,095
4.85%, 10/1/2045	150,000	159,277
Walgreens Boots Alliance, Inc., 3.45%, 6/1/2026	55,000	51,970
4.50%, 11/18/2034	805,000	796,396
Walmart, Inc., 3.63%, 7/8/2020(c)	500,000	510,862
3.25%, 10/25/2020	500,000	508,130
2.55%, 4/11/2023	750,000	733,571
3.30%, 4/22/2024	725,000	729,060
2.65%, 12/15/2024	1,000,000	964,425
7.55%, 2/15/2030	118,000	164,864
3.63%, 12/15/2047	500,000	489,204

		13,558,452

Food Products 0.4%
Archer-Daniels-Midland Co., 4.02%, 4/16/2043	345,000	339,932
Campbell Soup Co., 4.25%, 4/15/2021	100,000	102,776
4.15%, 3/15/2028	750,000	744,495
Conagra Brands, Inc., 3.25%, 9/15/2022	250,000	247,987
7.00%, 10/1/2028	221,000	266,114
General Mills, Inc., 3.15%, 12/15/2021	750,000	744,127
JM Smucker Co. (The), 3.50%, 10/15/2021	200,000	201,804
4.25%, 3/15/2035	400,000	399,774
Kellogg Co., 4.00%, 12/15/2020	250,000	255,942
3.25%, 4/1/2026	125,000	118,749
4.50%, 4/1/2046	250,000	245,675
Kraft Heinz Foods Co., 2.80%, 7/2/2020	500,000	496,537
3.95%, 7/15/2025	500,000	497,803
3.00%, 6/1/2026	1,115,000	1,029,188
6.88%, 1/26/2039	200,000	246,905
5.00%, 6/4/2042	350,000	350,182
5.20%, 7/15/2045	350,000	355,713
Mead Johnson Nutrition Co., 4.60%, 6/1/2044	350,000	360,360
Tyson Foods, Inc., 2.25%, 8/23/2021	750,000	723,299
4.50%, 6/15/2022	200,000	207,256
3.95%, 8/15/2024	500,000	503,091
3.55%, 6/2/2027	500,000	481,211
Unilever Capital Corp., 2.00%, 7/28/2026	500,000	445,779
5.90%, 11/15/2032	206,000	258,850

		9,623,549

Gas Utilities 0.1%
CenterPoint Energy Resources Corp., 4.50%, 1/15/2021	305,000	314,659
Dominion Energy Gas Holdings LLC, 2.80%, 11/15/2020	340,000	336,719
National Fuel Gas Co., 3.75%, 3/1/2023	250,000	249,240
ONE Gas, Inc., 4.66%, 2/1/2044	500,000	555,272

		1,455,890

Health Care Equipment & Supplies 0.5%
Abbott Laboratories, 2.55%, 3/15/2022	215,000	209,183
3.25%, 4/15/2023	200,000	198,588
3.88%, 9/15/2025	90,000	90,910
3.75%, 11/30/2026	1,500,000	1,491,971
5.30%, 5/27/2040	500,000	561,435
4.90%, 11/30/2046	250,000	274,114
Baxter International, Inc., 2.60%, 8/15/2026	460,000	418,859
Becton Dickinson and Co., 3.13%, 11/8/2021	350,000	344,381
3.30%, 3/1/2023	100,000	98,899
3.73%, 12/15/2024	1,070,000	1,052,070
3.70%, 6/6/2027	500,000	482,738
Boston Scientific Corp., 6.00%, 1/15/2020	200,000	209,872
2.85%, 5/15/2020	500,000	496,749
3.85%, 5/15/2025	500,000	503,134
Danaher Corp., 3.35%, 9/15/2025	250,000	251,909
Koninklijke Philips NV, 5.00%, 3/15/2042	250,000	280,816
Medtronic, Inc., 3.15%, 3/15/2022	770,000	771,281
3.63%, 3/15/2024	275,000	278,234
4.38%, 3/15/2035	1,100,000	1,167,115
4.63%, 3/15/2045	750,000	820,913
Stryker Corp., 3.38%, 11/1/2025	160,000	158,005
3.50%, 3/15/2026	70,000	69,798
4.63%, 3/15/2046	500,000	533,952
Zimmer Biomet Holdings, Inc., 3.38%, 11/30/2021	200,000	198,944
4.25%, 8/15/2035	96,000	91,434

		11,055,304

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Health Care Equipment & Supplies (continued)

Health Care Providers & Services 0.7%
Aetna, Inc., 2.80%, 6/15/2023	$1,000,000	$960,847
3.50%, 11/15/2024	500,000	491,425
6.63%, 6/15/2036	250,000	315,708
AmerisourceBergen Corp., 3.50%, 11/15/2021	250,000	251,504
4.30%, 12/15/2047	500,000	472,358
Anthem, Inc., 3.70%, 8/15/2021	100,000	101,142
4.63%, 5/15/2042	250,000	253,283
5.10%, 1/15/2044	300,000	323,703
4.65%, 8/15/2044	250,000	252,860
Cardinal Health, Inc., 3.20%, 6/15/2022	300,000	296,523
3.75%, 9/15/2025(c)	340,000	336,850
3.41%, 6/15/2027(c)	500,000	470,918
Cigna Corp., 4.50%, 3/15/2021	300,000	309,567
3.25%, 4/15/2025	500,000	477,115
3.05%, 10/15/2027	750,000	688,171
Duke University Health System, Inc., Series 2017, 3.92%, 6/1/2047	345,000	350,119
Express Scripts Holding Co., 3.90%, 2/15/2022	150,000	152,049
3.05%, 11/30/2022	500,000	488,949
3.00%, 7/15/2023	500,000	479,184
3.50%, 6/15/2024	500,000	488,222
4.80%, 7/15/2046	250,000	253,781
Humana, Inc., 2.63%, 10/1/2019	500,000	497,346
3.15%, 12/1/2022	1,000,000	987,704
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/2046	20,000	20,006
Kaiser Foundation Hospitals, 4.88%, 4/1/2042	250,000	289,743
Laboratory Corp. of America Holdings, 2.63%, 2/1/2020	500,000	496,056
3.75%, 8/23/2022	350,000	355,936
McKesson Corp., 3.95%, 2/16/2028	250,000	246,902
Medco Health Solutions, Inc., 4.13%, 9/15/2020	300,000	306,025
Mount Sinai Hospitals Group, Inc., Series 2017, 3.98%, 7/1/2048	33,000	32,424
Northwell Healthcare, Inc., 4.26%, 11/1/2047	35,000	34,528
Partners Healthcare System, Inc., Series 2017, 3.77%, 7/1/2048	43,000	41,743
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/1/2048	38,000	37,531
Quest Diagnostics, Inc., 4.70%, 4/1/2021	500,000	520,818
3.50%, 3/30/2025	370,000	367,416
Stanford Health Care, Series 2018, 3.80%, 11/15/2048	30,000	30,060
Sutter Health,
Series 2018, 3.70%, 8/15/2028	40,000	40,231
Series 2018, 4.09%, 8/15/2048	50,000	50,017
UnitedHealth Group, Inc., 2.70%, 7/15/2020	1,500,000	1,493,349
3.38%, 4/15/2027	500,000	491,996
2.95%, 10/15/2027	500,000	475,308
4.63%, 7/15/2035	105,000	114,837
5.80%, 3/15/2036	708,000	867,909
3.95%, 10/15/2042	250,000	245,475
4.75%, 7/15/2045	250,000	275,116

		16,532,754

Hotels, Restaurants & Leisure 0.2%
Carnival Corp., 3.95%, 10/15/2020	500,000	512,634
Hyatt Hotels Corp., 5.38%, 8/15/2021	150,000	159,102
McDonald’s Corp., 2.20%, 5/26/2020	750,000	740,402
3.70%, 1/30/2026	250,000	251,409
3.80%, 4/1/2028	500,000	506,345
4.70%, 12/9/2035	400,000	427,294
4.88%, 7/15/2040	250,000	272,063
4.88%, 12/9/2045	250,000	272,035
Starbucks Corp., 3.50%, 3/1/2028	750,000	747,983
Wyndham Worldwide Corp., 5.63%, 3/1/2021	150,000	157,238

		4,046,505

Household Durables 0.1%
Newell Brands, Inc., 4.20%, 4/1/2026	600,000	594,009
5.50%, 4/1/2046	350,000	371,529
Whirlpool Corp., 3.70%, 5/1/2025	500,000	501,106

		1,466,644

Household Products 0.2%
Clorox Co. (The), 3.80%, 11/15/2021	500,000	511,990
Colgate-Palmolive Co., 2.45%, 11/15/2021	150,000	148,082
Kimberly-Clark Corp., 2.40%, 6/1/2023	500,000	484,385
2.65%, 3/1/2025	105,000	99,867
6.63%, 8/1/2037	130,000	177,707
3.20%, 7/30/2046	415,000	363,850
Procter & Gamble Co. (The), 1.90%, 10/23/2020	500,000	491,019
2.15%, 8/11/2022	1,000,000	968,387
2.85%, 8/11/2027	500,000	479,673
3.50%, 10/25/2047	250,000	238,044

		3,963,004

Independent Power and Renewable Electricity Producers 0.1%
Exelon Generation Co. LLC, 2.95%, 1/15/2020	500,000	498,607
Oglethorpe Power Corp., 5.25%, 9/1/2050	200,000	219,233
PSEG Power LLC, 5.13%, 4/15/2020	250,000	259,675
Southern Power Co., Series E, 2.50%, 12/15/2021	500,000	486,633

		1,464,148

Industrial Conglomerates 0.3%
3M Co., 3.00%, 8/7/2025	400,000	396,498
5.70%, 3/15/2037	415,000	521,168
General Electric Co., 2.20%, 1/9/2020	1,144,000	1,126,505
5.30%, 2/11/2021	101,000	105,908
4.65%, 10/17/2021	2,086,000	2,177,983
2.70%, 10/9/2022	500,000	484,863
3.10%, 1/9/2023	144,000	141,072
3.38%, 3/11/2024	500,000	489,634
3.45%, 5/15/2024	144,000	141,310
6.75%, 3/15/2032	323,000	401,341
6.15%, 8/7/2037	201,000	239,159
5.88%, 1/14/2038	144,000	167,787
4.13%, 10/9/2042	600,000	556,196
Honeywell International, Inc., 4.25%, 3/1/2021	500,000	520,020
2.50%, 11/1/2026	500,000	462,134

		7,931,578

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Insurance 0.7%
Alleghany Corp., 4.95%, 6/27/2022	$400,000	$423,128
Allstate Corp. (The), 4.50%, 6/15/2043	250,000	265,967
(ICE LIBOR USD 3 Month + 2.12%), 6.50%, 5/15/2057(d)	195,000	226,200
American International Group, Inc., 2.30%, 7/16/2019	500,000	495,354
3.30%, 3/1/2021	135,000	135,140
3.90%, 4/1/2026	475,000	470,123
3.88%, 1/15/2035	500,000	466,334
4.80%, 7/10/2045	150,000	153,789
4.38%, 1/15/2055	250,000	231,448
Aon Corp., 5.00%, 9/30/2020	500,000	522,062
Aon plc, 3.88%, 12/15/2025	195,000	196,621
4.60%, 6/14/2044	250,000	254,365
Arch Capital Finance LLC, 5.03%, 12/15/2046	250,000	276,326
Berkshire Hathaway Finance Corp., 1.30%, 8/15/2019	750,000	736,412
4.30%, 5/15/2043	250,000	264,414
Brighthouse Financial, Inc., 3.70%, 6/22/2027(e)	500,000	463,895
Chubb Corp. (The), 6.00%, 5/11/2037	165,000	209,883
Chubb INA Holdings, Inc., 2.70%, 3/13/2023	500,000	487,201
3.35%, 5/3/2026	90,000	88,521
4.35%, 11/3/2045	500,000	532,392
CNA Financial Corp., 5.75%, 8/15/2021	500,000	537,296
Hartford Financial Services Group, Inc. (The), 5.13%, 4/15/2022	100,000	106,417
6.10%, 10/1/2041	309,000	386,784
Lincoln National Corp., 4.85%, 6/24/2021	100,000	104,732
6.15%, 4/7/2036	440,000	518,454
Loews Corp., 4.13%, 5/15/2043	400,000	392,036
Manulife Financial Corp.,
(USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032(d)	500,000	488,228
Marsh & McLennan Cos., Inc., 4.80%, 7/15/2021	600,000	628,958
4.20%, 3/1/2048	500,000	504,879
MetLife, Inc., 3.60%, 11/13/2025	500,000	498,860
5.70%, 6/15/2035	159,000	189,629
6.40%, 12/15/2036	500,000	548,125
4.88%, 11/13/2043	500,000	542,339
4.60%, 5/13/2046	165,000	172,579
Nationwide Financial Services, Inc., 6.75%, 5/15/2037(f)	105,000	116,550
Principal Financial Group, Inc., 3.40%, 5/15/2025	500,000	492,361
Progressive Corp. (The), 3.75%, 8/23/2021	200,000	204,860
6.25%, 12/1/2032	162,000	202,252
3.70%, 1/26/2045	250,000	235,778
Prudential Financial, Inc.,
(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043(d)	250,000	262,187
4.60%, 5/15/2044	500,000	526,636
3.91%, 12/7/2047(e)	186,000	176,035
3.94%, 12/7/2049(e)	605,000	567,852
Reinsurance Group of America, Inc., 5.00%, 6/1/2021	100,000	104,914
Travelers Cos., Inc. (The), 5.35%, 11/1/2040	250,000	296,359
Travelers Property Casualty Corp., 6.38%, 3/15/2033	192,000	241,100
Willis Towers Watson plc, 5.75%, 3/15/2021	100,000	106,426
XLIT Ltd., 4.45%, 3/31/2025	750,000	754,860

		16,807,061

Internet & Direct Marketing Retail 0.1%
Amazon.com, Inc., 3.30%, 12/5/2021	500,000	506,716
2.80%, 8/22/2024(e)	250,000	242,576
3.15%, 8/22/2027(e)	500,000	482,422
4.80%, 12/5/2034	500,000	553,891
3.88%, 8/22/2037(e)	350,000	348,761
4.05%, 8/22/2047(e)	500,000	500,403
4.25%, 8/22/2057(e)	250,000	249,346
Expedia Group, Inc., 5.95%, 8/15/2020	100,000	105,753
QVC, Inc., 4.38%, 3/15/2023	350,000	350,297

		3,340,165

Internet Software & Services 0.2%
Alibaba Group Holding Ltd., 3.13%, 11/28/2021	275,000	274,383
3.40%, 12/6/2027	500,000	474,553
4.50%, 11/28/2034(c)	500,000	518,957
4.20%, 12/6/2047	500,000	479,652
Alphabet, Inc., 3.38%, 2/25/2024	750,000	764,230
eBay, Inc., 2.20%, 8/1/2019	1,000,000	991,572
3.25%, 10/15/2020	200,000	200,542
3.80%, 3/9/2022	285,000	289,289

		3,993,178

IT Services 0.3%
Broadridge Financial Solutions, Inc., 3.40%, 6/27/2026	215,000	207,573
Fidelity National Information Services, Inc., 3.50%, 4/15/2023	150,000	149,952
5.00%, 10/15/2025	350,000	373,763
3.00%, 8/15/2026	750,000	698,381
Fiserv, Inc., 2.70%, 6/1/2020	750,000	745,236
4.75%, 6/15/2021	200,000	209,536
International Business Machines Corp., 1.63%, 5/15/2020	500,000	488,534
2.90%, 11/1/2021	200,000	199,952
5.88%, 11/29/2032	433,000	537,446
4.00%, 6/20/2042	600,000	609,893
Visa, Inc., 2.20%, 12/14/2020	500,000	492,100
2.80%, 12/14/2022	250,000	246,813
3.15%, 12/14/2025	135,000	132,408
4.30%, 12/14/2045	750,000	804,477
Western Union Co. (The), 6.20%, 11/17/2036	300,000	314,312

		6,210,376

Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc., 3.88%, 7/15/2023	250,000	253,618
Bio-Rad Laboratories, Inc., 4.88%, 12/15/2020	150,000	155,244
PerkinElmer, Inc., 5.00%, 11/15/2021	150,000	157,132
Thermo Fisher Scientific, Inc., 3.60%, 8/15/2021	250,000	252,261
4.15%, 2/1/2024	1,000,000	1,027,263

		1,845,518

Machinery 0.1%
Caterpillar, Inc., 3.90%, 5/27/2021	500,000	513,588
2.60%, 6/26/2022	350,000	342,180
6.05%, 8/15/2036	177,000	229,960

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Machinery (continued)
Deere & Co., 8.10%, 5/15/2030	$500,000	$699,730
Dover Corp., 5.38%, 3/1/2041	100,000	115,972
Flowserve Corp., 3.50%, 9/15/2022	100,000	98,075
IDEX Corp., 4.20%, 12/15/2021	300,000	300,189
Illinois Tool Works, Inc., 4.88%, 9/15/2041	200,000	232,574
Parker-Hannifin Corp., 4.20%, 11/21/2034	500,000	521,200
Stanley Black & Decker, Inc., 2.90%, 11/1/2022	500,000	492,408

		3,545,876

Media 1.1%
21st Century Fox America, Inc., 4.50%, 2/15/2021	250,000	260,208
4.00%, 10/1/2023	500,000	512,188
6.55%, 3/15/2033	300,000	381,064
6.20%, 12/15/2034	245,000	304,394
6.65%, 11/15/2037	150,000	195,568
6.15%, 2/15/2041	250,000	314,595
5.40%, 10/1/2043	500,000	586,474
CBS Corp., 5.50%, 5/15/2033	118,000	126,674
4.85%, 7/1/2042	100,000	99,646
4.60%, 1/15/2045	500,000	483,916
Charter Communications Operating LLC, 3.58%, 7/23/2020	1,000,000	1,002,815
4.46%, 7/23/2022	1,000,000	1,021,489
4.91%, 7/23/2025	1,410,000	1,440,888
6.38%, 10/23/2035	500,000	558,525
6.48%, 10/23/2045	250,000	274,422
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/2022	118,000	148,784
Comcast Corp., 5.70%, 7/1/2019	500,000	517,930
2.85%, 1/15/2023	500,000	489,372
3.60%, 3/1/2024	500,000	502,977
3.15%, 2/15/2028	500,000	476,239
4.25%, 1/15/2033	250,000	259,025
7.05%, 3/15/2033	295,000	390,496
4.40%, 8/15/2035	500,000	515,481
6.50%, 11/15/2035	100,000	127,684
3.90%, 3/1/2038	250,000	242,352
3.40%, 7/15/2046	250,000	214,798
3.97%, 11/1/2047	743,000	704,480
4.00%, 11/1/2049	863,000	809,304
Discovery Communications LLC, 3.30%, 5/15/2022	350,000	346,641
3.45%, 3/15/2025	270,000	260,374
4.90%, 3/11/2026(c)	115,000	119,203
3.95%, 3/20/2028(c)	500,000	479,622
5.00%, 9/20/2037	250,000	249,156
4.88%, 4/1/2043	200,000	190,842
Grupo Televisa SAB, 6.63%, 1/15/2040	250,000	286,861
5.00%, 5/13/2045	250,000	234,908
NBCUniversal Media LLC, 5.15%, 4/30/2020	500,000	521,882
4.38%, 4/1/2021	800,000	831,150
2.88%, 1/15/2023	350,000	343,551
5.95%, 4/1/2041	200,000	245,067
Omnicom Group, Inc., 4.45%, 8/15/2020	150,000	154,526
3.63%, 5/1/2022	50,000	50,322
Scripps Networks Interactive, Inc., 2.80%, 6/15/2020	500,000	493,562
Time Warner Cable LLC, 8.25%, 4/1/2019	700,000	734,612
6.75%, 6/15/2039	900,000	1,024,608
5.88%, 11/15/2040	250,000	261,108
Time Warner, Inc., 3.60%, 7/15/2025	500,000	486,540
3.80%, 2/15/2027	2,000,000	1,933,661
5.38%, 10/15/2041	200,000	214,973
4.65%, 6/1/2044	250,000	240,390
Viacom, Inc., 3.88%, 12/15/2021	600,000	607,912
4.25%, 9/1/2023	100,000	101,489
3.88%, 4/1/2024(c)	500,000	497,906
4.38%, 3/15/2043	459,000	411,317
Walt Disney Co. (The), 3.75%, 6/1/2021	500,000	511,662
3.15%, 9/17/2025	325,000	319,744
3.00%, 2/13/2026	500,000	488,839
3.00%, 7/30/2046(c)	150,000	128,145
WPP Finance 2010, 4.75%, 11/21/2021(c)	400,000	417,288
3.75%, 9/19/2024	550,000	541,104

		26,690,753

Metals & Mining 0.3%
Barrick Gold Corp., 5.25%, 4/1/2042	150,000	163,406
Barrick North America Finance LLC, 4.40%, 5/30/2021	450,000	464,838
5.75%, 5/1/2043	250,000	291,117
BHP Billiton Finance USA Ltd., 6.42%, 3/1/2026	80,000	94,966
5.00%, 9/30/2043	500,000	577,600
Newmont Mining Corp., 5.88%, 4/1/2035	236,000	279,936
4.88%, 3/15/2042	150,000	157,248
Nucor Corp., 4.00%, 8/1/2023	500,000	517,540
Reliance Steel & Aluminum Co., 4.50%, 4/15/2023	250,000	257,675
Rio Tinto Alcan, Inc., 5.75%, 6/1/2035	206,000	249,939
Rio Tinto Finance USA plc, 2.88%, 8/21/2022	62,000	62,040
4.13%, 8/21/2042(c)	250,000	255,300
Southern Copper Corp., 3.88%, 4/23/2025	750,000	754,510
6.75%, 4/16/2040	250,000	308,862
5.88%, 4/23/2045	230,000	259,833
Vale Overseas Ltd., 4.38%, 1/11/2022(c)	238,000	244,188
6.88%, 11/21/2036	944,000	1,110,333

		6,049,331

Multiline Retail 0.1%
Dollar General Corp., 3.25%, 4/15/2023	250,000	247,643
Kohl’s Corp., 4.00%, 11/1/2021	400,000	406,364
Macy’s Retail Holdings, Inc., 6.90%, 4/1/2029	75,000	80,693
Nordstrom, Inc., 4.00%, 10/15/2021	500,000	510,036
5.00%, 1/15/2044	250,000	234,883
Target Corp., 2.50%, 4/15/2026(c)	1,500,000	1,393,715
4.00%, 7/1/2042	350,000	342,008

		3,215,342

Multi-Utilities 0.3%
Ameren Illinois Co., 2.70%, 9/1/2022	450,000	440,704
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	500,000	575,513
CMS Energy Corp., 4.70%, 3/31/2043	300,000	315,060
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/2043	500,000	499,065
4.50%, 12/1/2045	500,000	536,833

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Multi-Utilities (continued)
Delmarva Power & Light Co., 3.50%, 11/15/2023	$1,000,000	$1,007,324
Dominion Energy, Inc., 5.20%, 8/15/2019	200,000	206,242
3.63%, 12/1/2024	350,000	346,853
Series E, 6.30%, 3/15/2033	10,000	12,221
Series B, 5.95%, 6/15/2035	251,000	296,987
Series C, 4.90%, 8/1/2041	700,000	752,730
NiSource, Inc., 5.95%, 6/15/2041	450,000	540,390
4.80%, 2/15/2044	250,000	265,000
Puget Energy, Inc., 3.65%, 5/15/2025	250,000	247,876
Puget Sound Energy, Inc., 5.64%, 4/15/2041	500,000	626,585
Sempra Energy, 4.05%, 12/1/2023	150,000	153,973
6.00%, 10/15/2039	220,000	269,197
Southern Co. Gas Capital Corp., 4.40%, 6/1/2043	250,000	250,941
WEC Energy Group, Inc., 3.55%, 6/15/2025	500,000	497,384

		7,840,878

Oil, Gas & Consumable Fuels 2.7%
Anadarko Finance Co.,
Series B, 7.50%, 5/1/2031	298,000	380,714
Anadarko Petroleum Corp., 3.45%, 7/15/2024	500,000	485,420
5.55%, 3/15/2026(c)	500,000	545,824
6.45%, 9/15/2036	281,000	336,910
Andeavor Logistics LP, 4.25%, 12/1/2027	750,000	731,160
Apache Corp., 3.63%, 2/1/2021	500,000	504,472
5.10%, 9/1/2040	100,000	102,361
4.75%, 4/15/2043	500,000	495,103
BP Capital Markets plc, 2.24%, 5/10/2019	750,000	746,376
2.32%, 2/13/2020	500,000	494,549
4.50%, 10/1/2020	200,000	207,281
3.56%, 11/1/2021	250,000	253,637
3.06%, 3/17/2022	420,000	417,761
3.54%, 11/4/2024	250,000	250,750
3.72%, 11/28/2028	500,000	503,281
Buckeye Partners LP, 4.88%, 2/1/2021	250,000	257,197
4.15%, 7/1/2023	250,000	251,391
Canadian Natural Resources Ltd., 3.90%, 2/1/2025	500,000	498,084
6.25%, 3/15/2038	340,000	410,540
Cenovus Energy, Inc., 4.25%, 4/15/2027(c)	1,000,000	974,744
5.25%, 6/15/2037	250,000	251,581
Chevron Corp., 2.19%, 11/15/2019	105,000	104,361
1.96%, 3/3/2020	1,000,000	985,732
2.95%, 5/16/2026	500,000	481,037
CNOOC Finance 2013 Ltd., 3.00%, 5/9/2023	750,000	720,855
CNOOC Finance 2015 USA LLC, 3.50%, 5/5/2025	500,000	482,956
Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	500,000	498,958
Concho Resources, Inc., 3.75%, 10/1/2027	500,000	488,895
ConocoPhillips, 5.90%, 10/15/2032	177,000	211,323
6.50%, 2/1/2039	400,000	525,221
ConocoPhillips Co., 3.35%, 5/15/2025	500,000	493,993
4.15%, 11/15/2034	500,000	510,463
4.30%, 11/15/2044	155,000	161,088
ConocoPhillips Holding Co., 6.95%, 4/15/2029	250,000	317,993
Devon Energy Corp., 3.25%, 5/15/2022	500,000	493,967
4.75%, 5/15/2042	500,000	511,107
Ecopetrol SA, 5.88%, 5/28/2045	600,000	591,570
El Paso Natural Gas Co. LLC, 8.37%, 6/15/2032	250,000	325,721
Enable Midstream Partners LP, 5.00%, 5/15/2044	350,000	327,966
Enbridge Energy Partners LP, 4.20%, 9/15/2021	700,000	712,091
5.88%, 10/15/2025	250,000	274,181
Enbridge, Inc., 4.25%, 12/1/2026	500,000	500,195
3.70%, 7/15/2027	500,000	479,289
Encana Corp., 6.50%, 2/1/2038	500,000	604,074
Energy Transfer Partners LP, 4.65%, 6/1/2021	200,000	205,972
5.20%, 2/1/2022	500,000	522,218
5.88%, 3/1/2022	500,000	533,605
3.60%, 2/1/2023	500,000	487,389
4.90%, 2/1/2024	250,000	256,640
4.05%, 3/15/2025	500,000	490,374
4.75%, 1/15/2026	250,000	252,775
6.05%, 6/1/2041	75,000	76,075
5.30%, 4/15/2047	500,000	469,439
EnLink Midstream Partners LP, 4.15%, 6/1/2025	500,000	485,965
Enterprise Products Operating LLC, 4.05%, 2/15/2022	250,000	256,269
3.90%, 2/15/2024	750,000	759,510
6.13%, 10/15/2039	285,000	341,602
6.45%, 9/1/2040	250,000	315,606
4.45%, 2/15/2043	500,000	497,637
4.85%, 3/15/2044	200,000	209,464
4.25%, 2/15/2048	250,000	243,663
EOG Resources, Inc., 5.63%, 6/1/2019	130,000	133,850
2.45%, 4/1/2020	500,000	494,955
4.10%, 2/1/2021	400,000	409,210
EQT Corp., 4.88%, 11/15/2021	250,000	260,365
Exxon Mobil Corp., 1.91%, 3/6/2020	500,000	492,887
3.18%, 3/15/2024	500,000	504,999
2.71%, 3/6/2025	500,000	482,987
3.04%, 3/1/2026	235,000	230,422
4.11%, 3/1/2046	750,000	787,958
Hess Corp., 4.30%, 4/1/2027	500,000	489,363
7.30%, 8/15/2031	164,000	196,680
5.60%, 2/15/2041	250,000	255,360
Husky Energy, Inc., 3.95%, 4/15/2022	600,000	611,461
Kinder Morgan Energy Partners LP, 3.50%, 3/1/2021	625,000	624,757
5.80%, 3/1/2021	200,000	211,803
4.25%, 9/1/2024	250,000	251,330
5.80%, 3/15/2035	206,000	220,687
6.38%, 3/1/2041	250,000	279,768
5.00%, 8/15/2042	350,000	338,367
Kinder Morgan, Inc., 4.30%, 6/1/2025	160,000	161,107
5.30%, 12/1/2034	900,000	923,183
5.05%, 2/15/2046	250,000	244,630
Magellan Midstream Partners LP, 4.25%, 9/15/2046	500,000	484,370
Marathon Oil Corp., 2.80%, 11/1/2022	250,000	240,991
3.85%, 6/1/2025	500,000	494,045
6.80%, 3/15/2032	118,000	141,207

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp., 5.13%, 3/1/2021	$600,000	$633,471
3.63%, 9/15/2024	250,000	248,528
6.50%, 3/1/2041	250,000	305,138
MPLX LP, 4.50%, 7/15/2023	500,000	517,555
4.88%, 12/1/2024	250,000	262,142
4.88%, 6/1/2025	250,000	261,038
4.00%, 3/15/2028	500,000	492,758
4.50%, 4/15/2038	250,000	246,832
4.70%, 4/15/2048	250,000	243,525
Nexen Energy ULC, 5.88%, 3/10/2035	133,000	155,331
6.40%, 5/15/2037	350,000	431,966
Noble Energy, Inc., 4.15%, 12/15/2021	600,000	613,131
3.85%, 1/15/2028	250,000	245,809
5.25%, 11/15/2043	150,000	159,943
4.95%, 8/15/2047	250,000	260,466
Occidental Petroleum Corp., 3.13%, 2/15/2022	350,000	351,269
2.70%, 2/15/2023	200,000	195,642
3.40%, 4/15/2026	775,000	766,597
3.00%, 2/15/2027	250,000	239,655
ONEOK Partners LP, 3.38%, 10/1/2022	500,000	492,141
4.90%, 3/15/2025	500,000	521,934
6.13%, 2/1/2041	100,000	113,930
ONEOK, Inc., 4.00%, 7/13/2027	500,000	492,587
Petro-Canada, 5.95%, 5/15/2035	271,000	328,468
Petroleos Mexicanos, 5.50%, 1/21/2021	275,000	286,275
4.88%, 1/24/2022	250,000	256,225
3.50%, 1/30/2023	500,000	480,500
4.50%, 1/23/2026(c)	1,250,000	1,211,875
6.50%, 3/13/2027	1,750,000	1,869,000
6.63%, 6/15/2035	1,074,000	1,109,635
6.38%, 1/23/2045	500,000	486,000
5.63%, 1/23/2046	500,000	445,890
6.35%, 2/12/2048(e)	500,000	483,125
Phillips 66, 4.65%, 11/15/2034	500,000	524,724
5.88%, 5/1/2042	382,000	459,075
Phillips 66 Partners LP, 3.61%, 2/15/2025	500,000	489,130
Pioneer Natural Resources Co., 3.95%, 7/15/2022	450,000	457,413
Plains All American Pipeline LP, 4.65%, 10/15/2025	500,000	502,999
5.15%, 6/1/2042	450,000	424,773
Sabine Pass Liquefaction LLC, 5.00%, 3/15/2027	1,000,000	1,038,910
Spectra Energy Partners LP, 3.50%, 3/15/2025	500,000	481,601
Statoil ASA, 3.70%, 3/1/2024	500,000	509,071
3.25%, 11/10/2024	500,000	495,403
Suncor Energy, Inc., 3.60%, 12/1/2024	235,000	234,678
6.50%, 6/15/2038	500,000	641,319
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/2023	250,000	242,908
5.35%, 5/15/2045	500,000	465,804
Total Capital Canada Ltd., 2.75%, 7/15/2023	750,000	729,225
Total Capital International SA, 2.88%, 2/17/2022	500,000	497,087
TransCanada PipeLines Ltd., 3.80%, 10/1/2020	250,000	254,575
4.88%, 1/15/2026	285,000	307,540
4.63%, 3/1/2034	250,000	264,998
5.85%, 3/15/2036	750,000	888,677
Valero Energy Corp., 7.50%, 4/15/2032(c)	118,000	154,542
6.63%, 6/15/2037	455,000	574,494
Western Gas Partners LP, 4.65%, 7/1/2026	500,000	506,190
Williams Partners LP, 5.25%, 3/15/2020	500,000	518,104
4.00%, 9/15/2025	500,000	491,958
6.30%, 4/15/2040	150,000	171,820
5.80%, 11/15/2043	250,000	274,496
4.90%, 1/15/2045	350,000	345,116

		64,428,128

Paper & Forest Products 0.0%†
Georgia-Pacific LLC, 8.88%, 5/15/2031	250,000	378,029

Pharmaceuticals 0.9%
Allergan Finance LLC, 3.25%, 10/1/2022	200,000	195,832
Allergan Funding SCS, 3.00%, 3/12/2020	750,000	746,133
3.45%, 3/15/2022	1,060,000	1,050,938
3.85%, 6/15/2024	325,000	321,094
3.80%, 3/15/2025	1,000,000	982,384
4.55%, 3/15/2035	195,000	190,901
4.75%, 3/15/2045(c)	168,000	164,815
AstraZeneca plc, 3.38%, 11/16/2025	1,000,000	985,587
6.45%, 9/15/2037	200,000	259,074
4.00%, 9/18/2042	250,000	242,252
Bristol-Myers Squibb Co., 2.00%, 8/1/2022	700,000	673,166
3.25%, 8/1/2042	250,000	226,001
Eli Lilly & Co., 2.75%, 6/1/2025	95,000	91,973
3.70%, 3/1/2045	500,000	489,655
GlaxoSmithKline Capital plc, 2.85%, 5/8/2022	250,000	248,266
GlaxoSmithKline Capital, Inc., 5.38%, 4/15/2034	201,000	231,539
4.20%, 3/18/2043	300,000	310,681
Johnson & Johnson, 2.95%, 9/1/2020	200,000	201,526
2.45%, 12/5/2021	500,000	494,471
2.45%, 3/1/2026	650,000	612,498
4.95%, 5/15/2033	663,000	775,849
3.63%, 3/3/2037	1,000,000	996,206
Merck & Co., Inc., 2.75%, 2/10/2025	570,000	549,409
3.60%, 9/15/2042	500,000	488,254
4.15%, 5/18/2043	500,000	522,807
Mylan NV, 3.95%, 6/15/2026	1,000,000	969,920
Novartis Capital Corp., 1.80%, 2/14/2020	750,000	738,065
2.40%, 5/17/2022	500,000	488,277
2.40%, 9/21/2022	500,000	486,443
3.40%, 5/6/2024	1,000,000	1,007,391
3.00%, 11/20/2025	500,000	487,782
Pfizer, Inc., 2.10%, 5/15/2019	500,000	498,157
2.20%, 12/15/2021	1,000,000	984,329
3.40%, 5/15/2024	1,000,000	1,008,354
3.00%, 12/15/2026	500,000	484,227
7.20%, 3/15/2039	525,000	756,549
Pharmacia LLC, 6.60%, 12/1/2028	177,000	222,914
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/2026	1,125,000	1,049,005
Wyeth LLC, 6.50%, 2/1/2034	206,000	272,920
Zoetis, Inc., 3.25%, 2/1/2023	600,000	594,207
4.50%, 11/13/2025	230,000	242,470

		22,342,321

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Professional Services 0.0%†
Verisk Analytics, Inc., 4.00%, 6/15/2025	$250,000	$251,599

Real Estate Management & Development 0.0%†
CBRE Services, Inc., 4.88%, 3/1/2026	500,000	524,366

Road & Rail 0.5%
Burlington Northern Santa Fe LLC, 3.05%, 9/1/2022	350,000	349,253
3.00%, 3/15/2023	500,000	495,573
3.85%, 9/1/2023	650,000	669,271
3.75%, 4/1/2024	500,000	511,195
3.65%, 9/1/2025	750,000	760,726
3.25%, 6/15/2027	500,000	492,380
7.95%, 8/15/2030	206,000	281,499
4.55%, 9/1/2044	250,000	269,330
4.70%, 9/1/2045	250,000	277,526
Canadian National Railway Co., 6.90%, 7/15/2028	242,000	307,865
6.20%, 6/1/2036	236,000	306,119
Canadian Pacific Railway Co., 4.50%, 1/15/2022	350,000	364,244
2.90%, 2/1/2025	500,000	480,646
6.13%, 9/15/2115	250,000	312,231
CSX Corp., 3.70%, 10/30/2020	300,000	305,165
5.50%, 4/15/2041	150,000	173,554
4.10%, 3/15/2044	250,000	242,353
4.30%, 3/1/2048	250,000	249,458
3.95%, 5/1/2050	350,000	323,060
Norfolk Southern Corp., 5.90%, 6/15/2019	400,000	414,507
3.25%, 12/1/2021	250,000	251,553
3.00%, 4/1/2022	500,000	496,397
5.59%, 5/17/2025	84,000	93,891
4.45%, 6/15/2045	500,000	518,733
Ryder System, Inc., 2.50%, 5/11/2020	205,000	202,406
Union Pacific Corp., 2.75%, 4/15/2023	750,000	734,135
3.25%, 8/15/2025	500,000	493,646
3.60%, 9/15/2037	500,000	481,420
4.05%, 11/15/2045	220,000	222,002
4.05%, 3/1/2046	340,000	343,114

		11,423,252

Semiconductors & Semiconductor Equipment 0.3%
Applied Materials, Inc., 4.30%, 6/15/2021	400,000	415,445
5.10%, 10/1/2035	250,000	285,861
Broadcom Corp., 3.00%, 1/15/2022	1,000,000	981,246
3.63%, 1/15/2024	1,000,000	983,730
Intel Corp., 3.70%, 7/29/2025	500,000	510,984
3.73%, 12/8/2047(e)	743,000	723,986
KLA-Tencor Corp., 4.65%, 11/1/2024	215,000	224,552
Lam Research Corp., 3.80%, 3/15/2025	255,000	257,304
Maxim Integrated Products, Inc., 3.38%, 3/15/2023	350,000	346,950
QUALCOMM, Inc., 2.25%, 5/20/2020	1,000,000	983,386
2.60%, 1/30/2023	70,000	67,138
2.90%, 5/20/2024	1,000,000	956,221
3.25%, 5/20/2027	250,000	236,991
4.65%, 5/20/2035	500,000	519,180
Texas Instruments, Inc., 1.75%, 5/1/2020	500,000	490,143

		7,983,117

Software 0.8%
Adobe Systems, Inc., 3.25%, 2/1/2025(c)	135,000	134,405
CA, Inc., 4.50%, 8/15/2023	410,000	425,840
Microsoft Corp., 1.85%, 2/6/2020	1,000,000	990,028
3.00%, 10/1/2020	500,000	504,771
2.65%, 11/3/2022	500,000	493,611
2.00%, 8/8/2023	1,000,000	948,046
3.63%, 12/15/2023(c)	400,000	410,811
2.88%, 2/6/2024	365,000	358,679
2.70%, 2/12/2025	500,000	482,782
3.13%, 11/3/2025	500,000	492,553
2.40%, 8/8/2026	465,000	432,719
3.30%, 2/6/2027	1,000,000	992,770
3.50%, 2/12/2035	325,000	321,004
3.45%, 8/8/2036	500,000	487,673
4.10%, 2/6/2037	500,000	530,191
4.50%, 10/1/2040	300,000	332,782
3.75%, 2/12/2045	750,000	744,706
4.45%, 11/3/2045	350,000	387,472
3.70%, 8/8/2046	500,000	493,334
4.25%, 2/6/2047(c)	750,000	806,935
Oracle Corp., 5.00%, 7/8/2019	200,000	206,179
2.80%, 7/8/2021	1,000,000	997,222
1.90%, 9/15/2021	2,000,000	1,930,913
2.50%, 10/15/2022	500,000	487,497
2.65%, 7/15/2026	490,000	458,153
3.25%, 5/15/2030	500,000	480,359
5.38%, 7/15/2040	350,000	417,937
4.50%, 7/8/2044	750,000	800,086
4.00%, 7/15/2046	750,000	739,090
4.00%, 11/15/2047	500,000	492,854

		17,781,402

Specialty Retail 0.3%
AutoZone, Inc., 4.00%, 11/15/2020	500,000	511,701
3.25%, 4/15/2025	325,000	315,167
Bed Bath & Beyond, Inc., 3.75%, 8/1/2024	250,000	246,011
Home Depot, Inc. (The), 2.70%, 4/1/2023	500,000	490,301
3.35%, 9/15/2025	85,000	84,662
2.80%, 9/14/2027	750,000	709,707
5.88%, 12/16/2036	300,000	385,527
5.95%, 4/1/2041	150,000	191,949
4.20%, 4/1/2043	250,000	258,521
4.40%, 3/15/2045	500,000	536,027
Lowe’s Cos., Inc., 3.13%, 9/15/2024	400,000	394,090
3.10%, 5/3/2027	1,000,000	963,306
6.50%, 3/15/2029	236,000	291,703
5.80%, 10/15/2036	300,000	368,210
5.00%, 9/15/2043	250,000	280,960

		6,027,842

Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc., 1.55%, 2/7/2020	750,000	736,163
2.00%, 5/6/2020	750,000	740,552
1.55%, 8/4/2021	1,000,000	958,328
2.50%, 2/9/2025	595,000	564,123
3.25%, 2/23/2026	1,130,000	1,114,111
2.45%, 8/4/2026	625,000	579,377
3.35%, 2/9/2027	1,000,000	987,911
3.85%, 5/4/2043	750,000	739,156
4.38%, 5/13/2045	355,000	374,596
4.65%, 2/23/2046	460,000	506,550
4.25%, 2/9/2047	500,000	518,047
Dell International LLC, 4.42%, 6/15/2021(e)	500,000	512,884
6.02%, 6/15/2026(e)	975,000	1,049,998
8.35%, 7/15/2046(e)	500,000	635,090

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co., 3.60%, 10/15/2020	$750,000	$756,939
4.90%, 10/15/2025	500,000	519,126
6.35%, 10/15/2045	250,000	267,100
HP, Inc., 3.75%, 12/1/2020	291,000	295,454
6.00%, 9/15/2041(c)	500,000	533,075
NetApp, Inc., 3.38%, 6/15/2021	210,000	209,898
Seagate HDD Cayman, 5.75%, 12/1/2034(c)	175,000	167,299
Xerox Corp., 4.50%, 5/15/2021	250,000	256,085
4.07%, 3/17/2022	125,000	125,105

		13,146,967

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2, 4.30%, 6/1/2021	125,000	129,673
NIKE, Inc., 3.88%, 11/1/2045	250,000	249,592
VF Corp., 3.50%, 9/1/2021	200,000	203,900

		583,165

Thrifts & Mortgage Finance 0.0%†
BPCE SA, 4.00%, 4/15/2024	475,000	481,077

Tobacco 0.3%
Altria Group, Inc., 9.25%, 8/6/2019	155,000	168,015
2.63%, 1/14/2020	350,000	347,932
4.25%, 8/9/2042	250,000	245,352
4.50%, 5/2/2043	450,000	456,218
5.38%, 1/31/2044	170,000	195,286
BAT Capital Corp., 3.22%, 8/15/2024(e)	500,000	482,062
3.56%, 8/15/2027(e)	500,000	478,918
4.39%, 8/15/2037(e)	500,000	496,800
4.54%, 8/15/2047(e)	500,000	494,623
Philip Morris International, Inc., 2.63%, 3/6/2023	1,000,000	966,445
6.38%, 5/16/2038	460,000	592,679
3.88%, 8/21/2042	250,000	236,017
Reynolds American, Inc., 4.45%, 6/12/2025	1,500,000	1,543,007
5.70%, 8/15/2035	120,000	136,530

		6,839,884

Trading Companies & Distributors 0.0%†
GATX Corp., 3.25%, 9/15/2026	500,000	470,031
WW Grainger, Inc., 3.75%, 5/15/2046	250,000	233,309

		703,340

Water Utilities 0.0%†
American Water Capital Corp., 4.30%, 9/1/2045	500,000	523,975

Wireless Telecommunication Services 0.2%
America Movil SAB de CV, 5.00%, 3/30/2020	500,000	516,053
3.13%, 7/16/2022	750,000	737,474
6.38%, 3/1/2035	177,000	215,029
6.13%, 3/30/2040	350,000	419,086
Rogers Communications, Inc., 3.00%, 3/15/2023(c)	600,000	591,528
5.00%, 3/15/2044	250,000	274,045
Vodafone Group plc, 2.95%, 2/19/2023	250,000	243,349
7.88%, 2/15/2030	206,000	268,359
4.38%, 2/19/2043	500,000	473,231

		3,738,154

Total Corporate Bonds (cost $623,657,213)		626,800,412

Foreign Government Securities 1.6%

	Principal Amount	Value
CANADA 0.1%
Export Development Canada, 2.00%, 5/17/2022(c)	1,000,000	970,448
Province of Ontario, 1.88%, 5/21/2020	1,000,000	984,076
Province of Quebec, 3.50%, 7/29/2020	400,000	407,700
7.50%, 9/15/2029	578,000	797,649

		3,159,873

CHILE 0.0%†
Republic of Chile, 3.13%, 3/27/2025(c)	1,250,000	1,225,000

COLOMBIA 0.1%
Republic of Colombia, 4.38%, 7/12/2021	1,150,000	1,190,250
4.50%, 1/28/2026(c)	1,000,000	1,033,500
7.38%, 9/18/2037	225,000	288,000
5.63%, 2/26/2044	500,000	545,000
5.00%, 6/15/2045	500,000	506,875

		3,563,625

GERMANY 0.1%
FMS Wertmanagement AoeR, 1.75%, 1/24/2020	1,500,000	1,481,130

HUNGARY 0.1%
Hungary Government Bond, 5.38%, 3/25/2024	1,000,000	1,089,600
7.63%, 3/29/2041(c)	250,000	360,654

		1,450,254

ISRAEL 0.1%
Israel Government Bond, 3.15%, 6/30/2023	500,000	498,436
3.25%, 1/17/2028	1,000,000	973,376

		1,471,812

ITALY 0.0%†
Republic of Italy, 6.88%, 9/27/2023	251,000	293,067
5.38%, 6/15/2033	541,000	624,758

		917,825

JAPAN 0.1%
Japan Bank for International Cooperation, 1.75%, 5/28/2020	2,000,000	1,956,367
2.38%, 11/16/2022	1,000,000	972,366

		2,928,733

MEXICO 0.3%
Mexico Government Bond, 3.75%, 1/11/2028	1,000,000	967,000
United Mexican States, 3.50%, 1/21/2021	1,000,000	1,010,000
4.00%, 10/2/2023	500,000	512,000
6.75%, 9/27/2034	1,246,000	1,549,625
4.75%, 3/8/2044	400,000	389,000
5.55%, 1/21/2045	500,000	538,650

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Bond Index Fund

Foreign Government Securities (continued)

	Principal Amount	Value
MEXICO (continued)
United Mexican States (continued) 4.60%, 1/23/2046	$347,000	$329,546
4.35%, 1/15/2047	500,000	456,940
5.75%, 10/12/2110	200,000	203,500

		5,956,261

PANAMA 0.0%†
Republic of Panama, 6.70%, 1/26/2036	250,000	315,625
4.30%, 4/29/2053	500,000	491,250

		806,875

PERU 0.1%
Republic of Peru, 4.13%, 8/25/2027(c)	750,000	784,125
8.75%, 11/21/2033	500,000	748,250

		1,532,375

PHILIPPINES 0.2%
Republic of Philippines, 6.50%, 1/20/2020(c)	1,500,000	1,590,054
4.20%, 1/21/2024	500,000	520,095
9.50%, 2/2/2030	500,000	760,804
7.75%, 1/14/2031	500,000	685,449
6.38%, 10/23/2034	500,000	641,090

		4,197,492

POLAND 0.1%
Republic of Poland, 6.38%, 7/15/2019	750,000	784,905
5.13%, 4/21/2021	200,000	212,500
5.00%, 3/23/2022	300,000	320,801
4.00%, 1/22/2024	500,000	519,500

		1,837,706

SOUTH KOREA 0.1%
Export-Import Bank of Korea, 1.75%, 5/26/2019	500,000	493,149
4.00%, 1/29/2021	600,000	611,776
5.00%, 4/11/2022	500,000	528,416
2.38%, 4/21/2027	1,000,000	894,038
Republic of Korea, 5.63%, 11/3/2025	300,000	343,830
4.13%, 6/10/2044(c)	250,000	276,863

		3,148,072

SWEDEN 0.1%
Svensk Exportkredit AB, 1.25%, 4/12/2019	500,000	494,450
1.75%, 5/18/2020	1,500,000	1,475,565

		1,970,015

URUGUAY 0.1%
Oriental Republic of Uruguay, 4.50%, 8/14/2024	650,000	680,258
4.38%, 10/27/2027	1,250,000	1,286,625
5.10%, 6/18/2050(c)	350,000	358,750

		2,325,633

Total Foreign Government Securities (cost $37,936,871)		37,972,681

Mortgage-Backed Securities 28.2%

	Principal Amount	Value
FHLMC Gold Pool
Pool# G18007 6.00%, 7/1/2019	1,530	1,548
Pool# B16087 6.00%, 8/1/2019	11,210	11,263
Pool# J00935 5.00%, 12/1/2020	6,089	6,122
Pool# J00854 5.00%, 1/1/2021	7,222	7,261
Pool# J01279 5.50%, 2/1/2021	2,743	2,798
Pool# J01570 5.50%, 4/1/2021	3,567	3,650
Pool# J06015 5.00%, 5/1/2021	21,243	21,358
Pool# J01771 5.00%, 5/1/2021	6,310	6,345
Pool# G18122 5.00%, 6/1/2021	7,350	7,477
Pool# J01980 6.00%, 6/1/2021	7,865	7,873
Pool# J03074 5.00%, 7/1/2021	5,276	5,405
Pool# J03028 5.50%, 7/1/2021	1,395	1,422
Pool# C90719 5.00%, 10/1/2023	260,595	278,397
Pool# J09912 4.00%, 6/1/2024	569,568	587,166
Pool# C00351 8.00%, 7/1/2024	396	433
Pool# G13900 5.00%, 12/1/2024	54,540	55,494
Pool# D60780 8.00%, 6/1/2025	1,852	1,992
Pool# G30267 5.00%, 8/1/2025	85,584	91,431
Pool# E02746 3.50%, 11/1/2025	322,176	328,735
Pool# J13883 3.50%, 12/1/2025	669,805	684,349
Pool# J14732 4.00%, 3/1/2026	302,627	312,032
Pool# E02896 3.50%, 5/1/2026	373,881	381,739
Pool# J18702 3.00%, 3/1/2027	335,799	337,684
Pool# J18127 3.00%, 3/1/2027	301,254	302,945
Pool# J19106 3.00%, 5/1/2027	137,463	138,234
Pool# J20471 3.00%, 9/1/2027	605,731	609,129
Pool# D82854 7.00%, 10/1/2027	1,271	1,351
Pool# G14609 3.00%, 11/1/2027	836,115	840,803
Pool# C00566 7.50%, 12/1/2027	1,357	1,522
Pool# G15100 2.50%, 7/1/2028	324,782	320,431
Pool# C18271 7.00%, 11/1/2028	2,418	2,621
Pool# C00678 7.00%, 11/1/2028	1,716	1,904
Pool# C00836 7.00%, 7/1/2029	753	839
Pool# C31285 7.00%, 9/1/2029	2,125	2,372
Pool# C31282 7.00%, 9/1/2029	90	92
Pool# C32914 8.00%, 11/1/2029	1,133	1,157
Pool# G18536 2.50%, 1/1/2030	4,873,759	4,775,610
Pool# C37436 8.00%, 1/1/2030	2,393	2,728
Pool# C36306 7.00%, 2/1/2030	701	722
Pool# C36429 7.00%, 2/1/2030	701	718

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# C00921 7.50%, 2/1/2030	$1,450	$1,637
Pool# G01108 7.00%, 4/1/2030	605	673
Pool# C37703 7.50%, 4/1/2030	1,332	1,463
Pool# G18552 3.00%, 5/1/2030	1,767,215	1,765,239
Pool# U49055 3.00%, 6/1/2030	183,444	183,854
Pool# J32243 3.00%, 7/1/2030	1,091,683	1,090,527
Pool# J32257 3.00%, 7/1/2030	242,790	242,591
Pool# J32255 3.00%, 7/1/2030	234,007	233,759
Pool# C41561 8.00%, 8/1/2030	2,133	2,218
Pool# C01051 8.00%, 9/1/2030	2,659	3,040
Pool# C43550 7.00%, 10/1/2030	3,472	3,663
Pool# C44017 7.50%, 10/1/2030	501	509
Pool# C43967 8.00%, 10/1/2030	6,139	6,155
Pool# C44957 8.00%, 11/1/2030	2,376	2,667
Pool# G18578 3.00%, 12/1/2030	579,274	578,522
Pool# J33361 3.00%, 12/1/2030	574,122	573,392
Pool# J33315 3.00%, 12/1/2030	231,026	230,726
Pool# C01103 7.50%, 12/1/2030	1,246	1,469
Pool# C46932 7.50%, 1/1/2031	724	747
Pool# G18587 3.00%, 2/1/2031	442,754	442,180
Pool# C47287 7.50%, 2/1/2031	1,561	1,621
Pool# G18592 3.00%, 3/1/2031	485,026	484,396
Pool# C48206 7.50%, 3/1/2031	1,916	1,921
Pool# C91366 4.50%, 4/1/2031	130,259	136,881
Pool# G18601 3.00%, 5/1/2031	296,111	295,727
Pool# G18605 3.00%, 6/1/2031	173,676	173,450
Pool# J34627 3.00%, 6/1/2031	28,856	28,819
Pool# C91377 4.50%, 6/1/2031	67,814	71,262
Pool# C53324 7.00%, 6/1/2031	1,766	1,845
Pool# C01209 8.00%, 6/1/2031	752	841
Pool# C55071 7.50%, 7/1/2031	683	699
Pool# G01309 7.00%, 8/1/2031	1,879	2,118
Pool# G01311 7.00%, 9/1/2031	12,330	14,070
Pool# C01222 7.00%, 9/1/2031	1,410	1,602
Pool# G01315 7.00%, 9/1/2031	428	482
Pool# C58647 7.00%, 10/1/2031	278	281
Pool# C60012 7.00%, 11/1/2031	840	863
Pool# C61298 8.00%, 11/1/2031	2,868	2,938
Pool# J35957 2.50%, 12/1/2031	1,226,209	1,201,428
Pool# C61105 7.00%, 12/1/2031	6,061	6,372
Pool# C01305 7.50%, 12/1/2031	1,028	1,133
Pool# C63171 7.00%, 1/1/2032	6,705	7,471
Pool# V61548 2.50%, 2/1/2032	1,090,172	1,068,138
Pool# C64121 7.50%, 2/1/2032	2,147	2,201
Pool# D99004 3.50%, 3/1/2032	195,474	199,775
Pool# G30577 3.50%, 4/1/2032	484,313	494,969
Pool# G01391 7.00%, 4/1/2032	21,288	24,320
Pool# C01345 7.00%, 4/1/2032	7,078	7,892
Pool# C65717 7.50%, 4/1/2032	4,602	4,697
Pool# C01370 8.00%, 4/1/2032	2,633	2,990
Pool# C66916 7.00%, 5/1/2032	19,078	21,182
Pool# C01381 8.00%, 5/1/2032	17,497	20,182
Pool# C68300 7.00%, 6/1/2032	9,565	10,589
Pool# C68290 7.00%, 6/1/2032	2,583	2,739
Pool# D99266 3.50%, 7/1/2032	313,712	320,616
Pool# G01449 7.00%, 7/1/2032	13,586	15,206
Pool# C69908 7.00%, 8/1/2032	27,341	29,941
Pool# C91558 3.50%, 9/1/2032	73,177	74,787
Pool# G01536 7.00%, 3/1/2033	15,990	17,694
Pool# G30646 3.00%, 5/1/2033	396,880	398,253
Pool# G30642 3.00%, 5/1/2033	180,504	181,129
Pool# K90535 3.00%, 5/1/2033	81,199	81,480
Pool# A16419 6.50%, 11/1/2033	16,921	19,056
Pool# C01806 7.00%, 1/1/2034	13,267	13,813
Pool# A21356 6.50%, 4/1/2034	53,088	59,786
Pool# C01851 6.50%, 4/1/2034	35,953	41,218
Pool# A24301 6.50%, 5/1/2034	53,308	60,034
Pool# A22067 6.50%, 5/1/2034	41,088	46,273
Pool# A24988 6.50%, 7/1/2034	12,335	13,892
Pool# G01741 6.50%, 10/1/2034	15,693	17,673
Pool# G08023 6.50%, 11/1/2034	30,198	34,008
Pool# A33137 6.50%, 1/1/2035	4,120	4,640
Pool# G01947 7.00%, 5/1/2035	14,963	16,601
Pool# G08073 5.50%, 8/1/2035	163,436	180,553
Pool# A37135 5.50%, 9/1/2035	212,639	231,766
Pool# A47368 5.00%, 10/1/2035	191,707	207,348

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# A38531 5.50%, 10/1/2035	$326,549	$358,966
Pool# A38255 5.50%, 10/1/2035	196,068	215,885
Pool# G08088 6.50%, 10/1/2035	134,020	150,930
Pool# A39759 5.50%, 11/1/2035	11,656	12,763
Pool# A40376 5.50%, 12/1/2035	12,125	13,335
Pool# A42305 5.50%, 1/1/2036	34,413	37,496
Pool# A41548 7.00%, 1/1/2036	18,198	20,002
Pool# G08111 5.50%, 2/1/2036	225,648	248,719
Pool# A43886 5.50%, 3/1/2036	527,046	591,186
Pool# A43885 5.50%, 3/1/2036	375,670	419,829
Pool# A43884 5.50%, 3/1/2036	218,860	238,131
Pool# A48378 5.50%, 3/1/2036	199,208	217,143
Pool# A43861 5.50%, 3/1/2036	71,678	77,712
Pool# G08116 5.50%, 3/1/2036	43,448	47,909
Pool# A48735 5.50%, 5/1/2036	14,269	15,470
Pool# A53039 6.50%, 10/1/2036	49,424	55,660
Pool# A53219 6.50%, 10/1/2036	1,461	1,645
Pool# G05254 5.00%, 1/1/2037	157,633	169,995
Pool# G04331 5.00%, 2/1/2037	147,542	159,136
Pool# G05941 6.00%, 2/1/2037	765,780	858,959
Pool# G03620 6.50%, 10/1/2037	3,908	4,401
Pool# G03721 6.00%, 12/1/2037	68,554	76,425
Pool# G03969 6.00%, 2/1/2038	79,575	88,699
Pool# G04913 5.00%, 3/1/2038	265,139	285,937
Pool# G05299 4.50%, 6/1/2038	254,410	267,563
Pool# G04581 6.50%, 8/1/2038	132,682	149,424
Pool# A81674 6.00%, 9/1/2038	409,221	455,750
Pool# A85442 5.00%, 3/1/2039	214,196	228,829
Pool# G05459 5.50%, 5/1/2039	2,139,745	2,326,926
Pool# G05535 4.50%, 7/1/2039	857,346	905,928
Pool# A89500 4.50%, 10/1/2039	98,583	103,338
Pool# A91165 5.00%, 2/1/2040	3,617,716	3,901,674
Pool# G60342 4.50%, 5/1/2042	824,684	872,398
Pool# G60195 4.00%, 6/1/2042	1,031,752	1,068,179
Pool# Q08977 4.00%, 6/1/2042	179,913	186,269
Pool# Q11087 4.00%, 9/1/2042	249,895	258,185
Pool# G07158 3.50%, 10/1/2042	828,225	834,499
Pool# G07163 3.50%, 10/1/2042	406,696	409,778
Pool# Q11532 3.50%, 10/1/2042	324,355	326,805
Pool# Q12051 3.50%, 10/1/2042	296,058	298,302
Pool# C09020 3.50%, 11/1/2042	838,733	845,095
Pool# G07264 3.50%, 12/1/2042	867,810	874,393
Pool# Q14292 3.50%, 1/1/2043	164,689	165,938
Pool# Q15884 3.00%, 2/1/2043	1,048,042	1,030,243
Pool# Q16470 3.00%, 3/1/2043	1,819,360	1,788,481
Pool# V80002 2.50%, 4/1/2043	672,726	634,112
Pool# Q16915 3.00%, 4/1/2043	611,713	601,371
Pool# Q17675 3.50%, 4/1/2043	767,555	773,376
Pool# Q18523 3.50%, 5/1/2043	1,352,256	1,362,450
Pool# Q18751 3.50%, 6/1/2043	1,575,404	1,587,353
Pool# G07410 3.50%, 7/1/2043	294,582	296,816
Pool# G07459 3.50%, 8/1/2043	1,140,681	1,149,332
Pool# G60038 3.50%, 1/1/2044	2,261,070	2,278,215
Pool# Q26869 4.00%, 6/1/2044	1,365,048	1,409,985
Pool# G07946 4.00%, 7/1/2044	36,247	37,511
Pool# Q28607 3.50%, 9/1/2044	495,535	499,148
Pool# Q30833 4.00%, 1/1/2045	54,844	56,520
Pool# G60400 4.50%, 1/1/2045	392,831	415,116
Pool# Q34165 4.00%, 6/1/2045	591,976	610,131
Pool# V81873 4.00%, 8/1/2045	562,557	579,761
Pool# V82126 3.50%, 12/1/2045	281,907	283,107
Pool# Q38199 3.50%, 1/1/2046	29,052	29,171
Pool# Q38357 4.00%, 1/1/2046	247,087	254,663
Pool# Q39434 3.50%, 3/1/2046	328,344	330,080
Pool# Q39364 3.50%, 3/1/2046	205,186	206,059
Pool# Q39440 4.00%, 3/1/2046	209,585	215,992
Pool# G08704 4.50%, 4/1/2046	81,692	85,563
Pool# Q40097 4.50%, 4/1/2046	8,236	8,626
Pool# G60582 3.50%, 5/1/2046	661,629	665,029
Pool# Q40718 3.50%, 5/1/2046	328,863	330,210
Pool# G08707 4.00%, 5/1/2046	422,208	435,127
Pool# G08708 4.50%, 5/1/2046	58,877	61,667
Pool# Q40728 4.50%, 5/1/2046	12,422	13,011
Pool# Q41903 3.50%, 7/1/2046	400,138	401,772
Pool# Q41407 3.50%, 7/1/2046	58,338	58,577
Pool# Q41491 3.50%, 7/1/2046	57,852	58,088

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# Q41947 4.50%, 7/1/2046	$35,056	$36,717
Pool# G08715 3.00%, 8/1/2046	522,117	509,932
Pool# Q42596 3.50%, 8/1/2046	375,667	377,206
Pool# Q42203 3.50%, 8/1/2046	77,808	78,257
Pool# Q42393 3.50%, 8/1/2046	73,279	73,500
Pool# Q42680 4.00%, 8/1/2046	20,637	21,217
Pool# G08720 4.50%, 8/1/2046	38,694	40,528
Pool# G08721 3.00%, 9/1/2046	1,154,204	1,127,263
Pool# V82617 3.50%, 9/1/2046	706,121	709,386
Pool# G08722 3.50%, 9/1/2046	280,233	281,381
Pool# G60733 4.50%, 9/1/2046	319,130	338,152
Pool# G60722 3.00%, 10/1/2046	1,901,857	1,859,159
Pool# Q44035 3.00%, 10/1/2046	1,546,420	1,510,323
Pool# G61257 3.00%, 11/1/2046	2,962,685	2,891,200
Pool# Q44452 3.00%, 11/1/2046	628,505	613,639
Pool# G08732 3.00%, 11/1/2046	201,568	196,800
Pool# Q44223 3.50%, 11/1/2046	94,743	95,114
Pool# Q44473 3.50%, 11/1/2046	87,500	87,843
Pool# G08734 4.00%, 11/1/2046	1,059,959	1,092,432
Pool# V82849 3.00%, 12/1/2046	4,394,864	4,299,433
Pool# G08737 3.00%, 12/1/2046	3,723,877	3,635,801
Pool# G60989 3.00%, 12/1/2046	826,393	807,317
Pool# G08738 3.50%, 12/1/2046	4,934,862	4,954,659
Pool# Q45024 3.50%, 12/1/2046	181,296	182,067
Pool# G08741 3.00%, 1/1/2047	709,984	692,741
Pool# G08748 3.50%, 2/1/2047	1,077,120	1,081,249
Pool# G08749 4.00%, 2/1/2047	2,040,881	2,101,240
Pool# G08751 3.50%, 3/1/2047	1,701,839	1,708,210
Pool# Q46810 4.00%, 3/1/2047	64,081	65,962
Pool# G08754 4.50%, 3/1/2047	130,077	136,241
Pool# Q47592 3.50%, 4/1/2047	417,277	418,801
Pool# Q47484 3.50%, 4/1/2047	51,982	52,222
Pool# G60988 3.00%, 5/1/2047	2,693,912	2,633,398
Pool# Q48098 3.50%, 5/1/2047	194,084	194,983
Pool# Q48237 4.50%, 5/1/2047	1,460,718	1,529,936
Pool# Q48147 4.50%, 5/1/2047	148,102	155,121
Pool# G61011 4.50%, 6/1/2047	299,554	315,719
Pool# Q48414 4.50%, 6/1/2047	161,158	168,795
Pool# Q48365 4.50%, 6/1/2047	59,694	62,523
Pool# G08770 3.50%, 7/1/2047	3,759,442	3,772,157
Pool# G08774 3.50%, 8/1/2047	452,847	454,297
Pool# G08776 4.50%, 8/1/2047	365,045	382,343
Pool# G08779 3.50%, 9/1/2047	11,725,511	11,761,990
Pool# G61295 3.50%, 9/1/2047	846,952	850,535
Pool# G08780 4.00%, 9/1/2047	4,087,122	4,202,951
Pool# G08785 4.00%, 10/1/2047	1,032,402	1,060,746
Pool# G08786 4.50%, 10/1/2047	393,855	414,014
Pool# Q52075 4.00%, 11/1/2047	1,223,738	1,260,919
Pool# G08789 4.00%, 11/1/2047	989,604	1,018,036
Pool# G08790 4.50%, 11/1/2047	699,633	734,814
Pool# G08793 4.00%, 12/1/2047	3,165,883	3,256,964
Pool# G08794 4.50%, 12/1/2047	486,683	511,244
Pool# G67707 3.50%, 1/1/2048	1,021,883	1,029,966
Pool# V83909 4.00%, 1/1/2048	1,152,397	1,184,222
Pool# G08798 4.50%, 1/1/2048	1,532,016	1,605,353
Pool# G61311 3.50%, 2/1/2048	1,883,968	1,889,625
Pool# T65458 3.50%, 2/1/2048	611,089	611,704
Pool# G08805 4.00%, 3/1/2048	4,069,824	4,180,975
FHLMC Non Gold Pool
Pool# 1B8478 3.23%, 7/1/2041(a)	290,166	302,753
Pool# 2B0108 3.65%, 1/1/2042(a)	34,806	36,287
Pool# 2B1381 1.74%, 6/1/2043(a)	25,687	26,354
FHLMC TBA
4.00%, 8/15/2024	350,000	359,824
3.50%, 7/15/2027	350,000	356,781
3.00%, 1/15/2029	7,856,000	7,841,576
2.50%, 3/15/2029	7,748,000	7,587,289
5.00%, 4/15/2037	250,000	266,875
4.00%, 9/15/2043	4,936,898	5,067,841
3.50%, 6/15/2044	10,466,000	10,490,419
3.00%, 9/15/2044	16,881,000	16,458,975
4.50%, 4/15/2048	598,000	626,101
FNMA Pool
Pool# 826869 5.50%, 8/1/2020	43,024	43,738
Pool# 835228 5.50%, 8/1/2020	1,396	1,417
Pool# 825811 5.50%, 9/1/2020	951	965
Pool# 838565 5.50%, 10/1/2020	45,700	46,636
Pool# 840102 5.50%, 10/1/2020	25,776	26,184
Pool# 841947 5.50%, 10/1/2020	2,936	2,974
Pool# 811505 5.50%, 10/1/2020	2,034	2,074
Pool# 843102 5.50%, 10/1/2020	1,343	1,366
Pool# 839100 5.50%, 11/1/2020	940	956

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# 830670 5.50%, 12/1/2020	$1,640	$1,669
Pool# 867183 5.50%, 2/1/2021	5,663	5,774
Pool# 811558 5.50%, 3/1/2021	28,238	28,331
Pool# 870296 5.50%, 3/1/2021	701	705
Pool# 878120 5.50%, 4/1/2021	1,778	1,816
Pool# 811559 5.50%, 5/1/2021	5,062	5,160
Pool# 879115 5.50%, 5/1/2021	4,399	4,490
Pool# 885440 5.50%, 5/1/2021	1,234	1,261
Pool# 845489 5.50%, 6/1/2021	321	328
Pool# 880950 5.50%, 7/1/2021	10,737	10,997
Pool# 870092 5.50%, 8/1/2021	642	647
Pool# 896599 5.50%, 8/1/2021	251	257
Pool# 903350 5.00%, 10/1/2021	3,256	3,328
Pool# 894126 5.50%, 10/1/2021	323	330
Pool# 902789 5.50%, 11/1/2021	24,095	24,930
Pool# 906708 5.00%, 12/1/2021	21,381	21,827
Pool# 901509 5.00%, 12/1/2021	1,808	1,836
Pool# 928106 5.50%, 2/1/2022	31,527	32,749
Pool# 914385 5.50%, 3/1/2022	513	524
Pool# 913323 5.50%, 4/1/2022	1,398	1,433
Pool# 899438 5.50%, 6/1/2022	31,562	32,424
Pool# AA2549 4.00%, 4/1/2024	155,801	160,287
Pool# 934863 4.00%, 6/1/2024	282,685	290,869
Pool# AC1374 4.00%, 8/1/2024	175,362	182,792
Pool# AC1529 4.50%, 9/1/2024	480,098	500,041
Pool# AD0244 4.50%, 10/1/2024	65,236	67,512
Pool# AD4089 4.50%, 5/1/2025	409,813	427,258
Pool# 890216 4.50%, 7/1/2025	116,291	121,274
Pool# AB1609 4.00%, 10/1/2025	277,353	285,454
Pool# AH1361 3.50%, 12/1/2025	267,345	273,196
Pool# AH1518 3.50%, 12/1/2025	139,620	142,470
Pool# AH5616 3.50%, 2/1/2026	733,931	748,912
Pool# AL0298 4.00%, 5/1/2026	575,954	600,329
Pool# AB4277 3.00%, 1/1/2027	851,219	855,259
Pool# AL1391 3.50%, 1/1/2027	15,158	15,469
Pool# AP4746 3.00%, 8/1/2027	229,836	230,927
Pool# AP7855 3.00%, 9/1/2027	1,148,851	1,154,309
Pool# AP4640 3.00%, 9/1/2027	120,536	121,109
Pool# AQ5096 3.00%, 11/1/2027	312,252	313,734
Pool# AB6887 3.00%, 11/1/2027	242,059	243,208
Pool# AQ4532 3.00%, 11/1/2027	158,812	159,568
Pool# AQ3758 3.00%, 11/1/2027	125,439	126,037
Pool# AB6886 3.00%, 11/1/2027	123,294	123,882
Pool# AQ7406 3.00%, 11/1/2027	119,401	119,968
Pool# AQ2884 3.00%, 12/1/2027	112,466	113,001
Pool# AS0487 2.50%, 9/1/2028	550,137	543,083
Pool# 930998 4.50%, 4/1/2029	62,415	65,484
Pool# BM1507 2.50%, 12/1/2029	351,156	346,451
Pool# AL8077 3.50%, 12/1/2029	39,334	40,138
Pool# AS4874 3.00%, 4/1/2030	717,279	718,040
Pool# AS5412 2.50%, 7/1/2030	293,136	288,285
Pool# AS5420 3.00%, 7/1/2030	611,918	612,568
Pool# AL7152 3.50%, 7/1/2030	797,352	813,629
Pool# AS5702 2.50%, 8/1/2030	1,148,970	1,129,953
Pool# AZ4898 2.50%, 8/1/2030	804,465	791,149
Pool# AY8448 3.00%, 8/1/2030	2,078,459	2,080,665
Pool# AZ2953 3.00%, 9/1/2030	2,059,319	2,061,514
Pool# AZ5718 3.00%, 9/1/2030	1,888,487	1,890,489
Pool# AS6060 3.00%, 10/1/2030	1,589,115	1,590,807
Pool# AZ9234 3.50%, 10/1/2030	109,567	111,804
Pool# BA2993 3.00%, 11/1/2030	415,143	415,583
Pool# AS6174 3.50%, 11/1/2030	54,527	55,640
Pool# AS6272 2.50%, 12/1/2030	425,409	418,368
Pool# AS6295 3.00%, 12/1/2030	624,524	624,103
Pool# BA3545 3.00%, 12/1/2030	326,897	326,677
Pool# AH1515 4.00%, 12/1/2030	574,060	593,491
Pool# AD0716 6.50%, 12/1/2030	1,677,081	1,871,586
Pool# BA6532 2.50%, 1/1/2031	348,511	341,668
Pool# AB2121 4.00%, 1/1/2031	83,661	86,491
Pool# MA0641 4.00%, 2/1/2031	418,310	432,472
Pool# 560868 7.50%, 2/1/2031	739	749
Pool# AS6799 3.00%, 3/1/2031	570,169	569,785
Pool# BC4410 3.50%, 3/1/2031	48,793	49,789
Pool# AS6919 3.50%, 3/1/2031	44,250	45,195
Pool# BC0320 3.50%, 3/1/2031	27,620	28,186
Pool# AL8561 3.50%, 6/1/2031	302,567	309,263

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# AS8028 2.50%, 9/1/2031	$1,178,402	$1,155,265
Pool# MA2775 2.50%, 10/1/2031	2,350,730	2,304,575
Pool# BM1888 2.50%, 10/1/2031	2,348,424	2,317,979
Pool# AS8038 2.50%, 10/1/2031	1,079,162	1,057,974
Pool# BC4777 2.50%, 10/1/2031	778,301	763,020
Pool# AS8612 3.00%, 10/1/2031	445,038	444,738
Pool# 607212 7.50%, 10/1/2031	3,928	4,000
Pool# MA0895 3.50%, 11/1/2031	448,672	458,416
Pool# 607632 6.50%, 11/1/2031	127	142
Pool# MA2830 2.50%, 12/1/2031	868,819	851,761
Pool# AS8609 3.00%, 1/1/2032	385,670	385,410
Pool# MA2871 3.00%, 1/1/2032	104,052	103,982
Pool# AL9585 3.50%, 1/1/2032	142,910	146,151
Pool# BM1036 2.50%, 2/1/2032	2,773,773	2,719,312
Pool# AS8767 3.00%, 2/1/2032	36,618	36,611
Pool# AL9899 3.00%, 3/1/2032	55,511	55,502
Pool# MA1029 3.50%, 4/1/2032	361,156	369,001
Pool# 545556 7.00%, 4/1/2032	5,810	6,555
Pool# AO2565 3.50%, 5/1/2032	131,382	134,240
Pool# AS9695 3.50%, 5/1/2032	73,682	75,288
Pool# 545605 7.00%, 5/1/2032	7,590	8,658
Pool# AO5103 3.50%, 6/1/2032	322,040	329,048
Pool# 890786 3.50%, 6/1/2032	54,117	55,344
Pool# MA1107 3.50%, 7/1/2032	49,101	50,169
Pool# 651361 7.00%, 7/1/2032	1,304	1,331
Pool# AP1990 3.50%, 8/1/2032	155,115	158,008
Pool# AP1997 3.50%, 8/1/2032	95,663	97,741
Pool# BH5355 3.50%, 8/1/2032	24,894	25,425
Pool# AO7202 3.50%, 9/1/2032	377,408	385,617
Pool# MA1166 3.50%, 9/1/2032	284,030	290,210
Pool# AP3673 3.50%, 10/1/2032	292,382	298,743
Pool# BH9391 3.50%, 10/1/2032	29,251	29,875
Pool# MA3188 3.00%, 11/1/2032	419,462	419,264
Pool# AB6962 3.50%, 11/1/2032	471,148	481,401
Pool# AQ3343 3.50%, 11/1/2032	247,737	253,123
Pool# MA3247 3.00%, 1/1/2033	301,997	301,854
Pool# 555346 5.50%, 4/1/2033	72,818	80,524
Pool# 713560 5.50%, 4/1/2033	10,808	11,799
Pool# 694846 6.50%, 4/1/2033	12,073	13,473
Pool# 701261 7.00%, 4/1/2033	346	358
Pool# AB9402 3.00%, 5/1/2033	427,646	426,347
Pool# AB9403 3.00%, 5/1/2033	192,273	191,689
Pool# AB9300 3.00%, 5/1/2033	154,566	154,097
Pool# 555421 5.00%, 5/1/2033	1,754,261	1,897,239
Pool# 720087 5.50%, 7/1/2033	346,240	380,307
Pool# 728721 5.50%, 7/1/2033	53,877	59,158
Pool# 555684 5.50%, 7/1/2033	14,970	16,439
Pool# MA1527 3.00%, 8/1/2033	1,720,473	1,715,251
Pool# 743235 5.50%, 10/1/2033	26,907	29,562
Pool# 750229 6.50%, 10/1/2033	32,356	36,109
Pool# 755872 5.50%, 12/1/2033	318,039	348,984
Pool# 725221 5.50%, 1/1/2034	7,420	8,151
Pool# 725223 5.50%, 3/1/2034	808	887
Pool# 725228 6.00%, 3/1/2034	668,709	752,364
Pool# 725425 5.50%, 4/1/2034	414,293	455,132
Pool# 725423 5.50%, 5/1/2034	40,872	44,901
Pool# 725594 5.50%, 7/1/2034	174,457	191,681
Pool# 788027 6.50%, 9/1/2034	25,417	28,365
Pool# 807310 7.00%, 11/1/2034	2,301	2,570
Pool# 735141 5.50%, 1/1/2035	539,048	593,038
Pool# 889852 5.50%, 5/1/2035	15,609	17,147
Pool# 256023 6.00%, 12/1/2035	519,493	582,722
Pool# 745418 5.50%, 4/1/2036	86,669	95,240
Pool# 745516 5.50%, 5/1/2036	49,029	53,842
Pool# 889745 5.50%, 6/1/2036	8,747	9,611
Pool# 995065 5.50%, 9/1/2036	312,420	342,762
Pool# 888635 5.50%, 9/1/2036	193,697	212,780
Pool# 995024 5.50%, 8/1/2037	112,741	123,826
Pool# 995050 6.00%, 9/1/2037	1,056,494	1,186,857
Pool# 955194 7.00%, 11/1/2037	101,006	111,786
Pool# 928940 7.00%, 12/1/2037	64,683	69,004
Pool# 990810 7.00%, 10/1/2038	122,697	135,116
Pool# AC9895 3.44%, 4/1/2040(a)	777,484	811,569
Pool# AC9890 3.45%, 4/1/2040(a)	1,410,166	1,470,615
Pool# AD8536 5.00%, 8/1/2040	401,527	434,245
Pool# AB1735 3.50%, 11/1/2040	8,667	8,690

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# AE9747 4.50%, 12/1/2040	$1,176,015	$1,244,178
Pool# AB2067 3.50%, 1/1/2041	471,114	475,546
Pool# 932888 3.50%, 1/1/2041	311,166	314,092
Pool# AB2068 3.50%, 1/1/2041	271,092	273,642
Pool# 932891 3.50%, 1/1/2041	56,513	57,045
Pool# AL3650 5.00%, 2/1/2041	30,591	32,952
Pool# AL6521 5.00%, 4/1/2041	1,931,823	2,093,173
Pool# AL0390 5.00%, 5/1/2041	738,476	797,281
Pool# AL5863 4.50%, 6/1/2041	3,910,878	4,117,682
Pool# AJ1249 3.29%, 9/1/2041(a)	322,802	336,687
Pool# AI9851 4.50%, 9/1/2041	63,506	67,075
Pool# AL0761 5.00%, 9/1/2041	224,253	242,526
Pool# AJ5431 4.50%, 10/1/2041	111,461	117,312
Pool# AJ4861 4.00%, 12/1/2041	253,515	262,065
Pool# AX5316 4.50%, 1/1/2042	119,853	126,736
Pool# AL2499 4.50%, 1/1/2042	56,852	60,235
Pool# AW8167 3.50%, 2/1/2042	1,646,000	1,661,505
Pool# AK0714 3.67%, 2/1/2042(a)	74,937	77,887
Pool# AB5185 3.50%, 5/1/2042	646,939	652,905
Pool# AO3575 4.50%, 5/1/2042	62,742	65,718
Pool# AO4647 3.50%, 6/1/2042	1,195,522	1,206,188
Pool# AO8036 4.50%, 7/1/2042	1,056,447	1,114,437
Pool# AP2092 4.50%, 8/1/2042	33,678	35,274
Pool# AP6579 3.50%, 9/1/2042	1,061,010	1,070,988
Pool# AL2782 4.50%, 9/1/2042	222,670	234,845
Pool# AB6524 3.50%, 10/1/2042	1,912,670	1,929,689
Pool# AB7074 3.00%, 11/1/2042	1,150,590	1,132,892
Pool# AL2677 3.50%, 11/1/2042	1,082,741	1,092,948
Pool# AB6786 3.50%, 11/1/2042	806,075	812,995
Pool# MA1273 3.50%, 12/1/2042	601,596	607,571
Pool# AR4210 3.50%, 1/1/2043	296,946	299,408
Pool# AT4982 2.00%, 4/1/2043(a)	42,635	43,779
Pool# AR8213 3.50%, 4/1/2043	316,800	319,785
Pool# AB9238 3.00%, 5/1/2043	1,407,746	1,386,045
Pool# AB9237 3.00%, 5/1/2043	1,008,916	993,369
Pool# AB9236 3.00%, 5/1/2043	322,865	317,883
Pool# AB9362 3.50%, 5/1/2043	1,536,496	1,549,033
Pool# AT4250 2.04%, 6/1/2043(a)	130,390	130,060
Pool# AT4145 3.00%, 6/1/2043	397,016	390,896
Pool# AB9814 3.00%, 7/1/2043	1,321,462	1,301,060
Pool# AT6871 3.00%, 7/1/2043	208,377	205,162
Pool# AS0203 3.00%, 8/1/2043	922,499	908,264
Pool# AS0255 4.50%, 8/1/2043	433,037	454,937
Pool# AL4471 4.00%, 9/1/2043	643,548	665,292
Pool# AL6951 3.50%, 10/1/2043	984,960	993,525
Pool# AS2276 4.50%, 4/1/2044	849,838	892,786
Pool# AW1006 4.00%, 5/1/2044	261,118	270,332
Pool# AL7767 4.50%, 6/1/2044	79,469	84,041
Pool# AS3161 4.00%, 8/1/2044	1,949,966	2,005,195
Pool# CA0688 3.50%, 10/1/2044	688,075	693,783
Pool# BC5090 4.00%, 10/1/2044	261,975	269,766
Pool# AS3946 4.00%, 12/1/2044	2,015,524	2,084,333
Pool# AL9555 4.00%, 2/1/2045	4,305,069	4,449,724
Pool# AX9524 4.00%, 2/1/2045	1,904,437	1,972,748
Pool# AS4418 4.00%, 2/1/2045	1,301,058	1,347,776
Pool# AS4375 4.00%, 2/1/2045	890,663	922,645
Pool# AL6889 4.50%, 2/1/2045	259,660	274,920
Pool# AY1312 3.50%, 3/1/2045	3,437,587	3,457,532
Pool# AX9567 3.50%, 3/1/2045	163,300	164,173
Pool# AS4578 4.00%, 3/1/2045	249,356	258,311
Pool# AS4921 3.50%, 5/1/2045	1,782,693	1,791,468
Pool# AS5012 4.00%, 5/1/2045	2,561,243	2,653,502
Pool# AS5312 3.50%, 7/1/2045	347,663	348,986
Pool# AL7207 4.50%, 8/1/2045	317,297	335,948
Pool# AL9634 3.50%, 10/1/2045	236,759	238,914
Pool# BA2164 3.00%, 11/1/2045	273,155	266,839
Pool# AS6311 3.50%, 12/1/2045	4,134,471	4,147,830
Pool# AS6282 3.50%, 12/1/2045	2,653,855	2,666,828
Pool# BC0326 3.50%, 12/1/2045	2,310,942	2,318,759
Pool# BC0092 3.50%, 12/1/2045	203,964	204,619
Pool# BC0475 3.50%, 12/1/2045	127,336	127,745
Pool# AS6362 4.50%, 12/1/2045	67,258	70,932
Pool# AS6527 4.00%, 1/1/2046	603,991	620,248
Pool# BC0178 4.50%, 1/1/2046	15,729	16,528
Pool# BC1158 3.50%, 2/1/2046	3,354,782	3,365,609
Pool# BC2667 4.00%, 2/1/2046	96,738	99,341

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# BC0605 4.00%, 2/1/2046	$68,284	$70,122
Pool# AL9781 4.50%, 2/1/2046	654,341	691,923
Pool# BC0300 3.50%, 3/1/2046	2,608,405	2,616,815
Pool# AS6833 3.50%, 3/1/2046	65,128	65,337
Pool# AS6795 4.00%, 3/1/2046	533,188	547,853
Pool# BA6972 4.00%, 3/1/2046	129,488	132,974
Pool# BC0311 4.50%, 3/1/2046	17,403	18,295
Pool# BC0823 3.50%, 4/1/2046	483,010	484,646
Pool# BA7692 3.50%, 4/1/2046	24,227	24,330
Pool# AS7026 4.00%, 4/1/2046	403,867	414,975
Pool# AS7171 3.50%, 5/1/2046	192,240	192,891
Pool# AS7251 4.00%, 5/1/2046	54,318	55,780
Pool# AS7387 3.50%, 6/1/2046	540,051	541,880
Pool# AS7593 3.50%, 7/1/2046	1,791,306	1,798,622
Pool# AS7594 3.50%, 7/1/2046	1,682,156	1,689,023
Pool# AS7545 3.50%, 7/1/2046	702,487	704,868
Pool# AS7490 3.50%, 7/1/2046	222,412	223,507
Pool# BC1452 4.00%, 7/1/2046	2,996,451	3,078,197
Pool# BD5180 4.50%, 7/1/2046	20,004	21,023
Pool# MA2705 3.00%, 8/1/2046	1,204,598	1,175,950
Pool# BD4890 3.50%, 8/1/2046	2,552,196	2,560,447
Pool# BC9501 3.50%, 8/1/2046	55,767	55,947
Pool# AS7648 4.00%, 8/1/2046	414,628	426,056
Pool# AS7760 4.00%, 8/1/2046	368,525	380,045
Pool# AS7795 4.00%, 8/1/2046	247,004	253,816
Pool# BD3911 4.00%, 8/1/2046	51,556	52,944
Pool# BD3923 4.00%, 8/1/2046	27,516	28,257
Pool# AS7770 4.50%, 8/1/2046	145,768	153,367
Pool# BD5232 4.50%, 8/1/2046	40,820	43,188
Pool# AL8947 3.50%, 9/1/2046	393,886	395,564
Pool# BD4944 3.50%, 9/1/2046	119,750	120,136
Pool# AL9263 3.00%, 10/1/2046	371,468	363,323
Pool# AL9234 3.50%, 10/1/2046	148,111	149,220
Pool# AS8125 3.50%, 10/1/2046	134,850	135,403
Pool# BC4766 4.50%, 10/1/2046	103,926	108,871
Pool# AS8154 4.50%, 10/1/2046	74,354	78,168
Pool# BC9003 3.00%, 11/1/2046	379,155	370,130
Pool# AS8369 3.50%, 11/1/2046	1,342,075	1,347,596
Pool# BE5067 3.50%, 11/1/2046	1,062,372	1,066,795
Pool# BE0065 3.50%, 11/1/2046	33,302	33,502
Pool# BE5038 4.00%, 11/1/2046	24,017	24,915
Pool# MA2833 3.00%, 12/1/2046	8,245,873	8,049,563
Pool# AS8483 3.00%, 12/1/2046	1,914,616	1,869,026
Pool# AS8488 3.00%, 12/1/2046	493,879	483,459
Pool# BM1121 3.50%, 12/1/2046	1,227,739	1,234,893
Pool# AS8572 3.50%, 12/1/2046	1,180,458	1,184,260
Pool# BE4224 3.50%, 12/1/2046	45,986	46,135
Pool# MA2863 3.00%, 1/1/2047	3,117,721	3,043,483
Pool# AS8650 3.00%, 1/1/2047	1,739,308	1,697,892
Pool# AL9697 3.00%, 1/1/2047	1,322,470	1,294,556
Pool# AS8647 3.00%, 1/1/2047	943,468	922,772
Pool# AS8692 3.50%, 1/1/2047	815,299	818,874
Pool# BM3204 3.50%, 1/1/2047	559,554	563,745
Pool# BE6548 3.50%, 1/1/2047	188,396	189,003
Pool# BE7115 4.50%, 1/1/2047	64,909	68,039
Pool# BE6503 4.50%, 1/1/2047	37,711	39,815
Pool# BE5856 4.50%, 1/1/2047	32,159	34,029
Pool# MA2895 3.00%, 2/1/2047	11,046,847	10,783,714
Pool# BE8495 4.50%, 2/1/2047	31,187	32,926
Pool# BE7869 4.50%, 2/1/2047	23,136	24,332
Pool# AL9848 3.00%, 3/1/2047	2,194,030	2,141,765
Pool# AS8966 4.00%, 3/1/2047	265,892	273,049
Pool# BE9247 4.50%, 3/1/2047	36,988	38,913
Pool# AS9451 3.50%, 4/1/2047	620,869	622,976
Pool# AS9463 3.50%, 4/1/2047	402,677	405,049
Pool# BD7122 4.00%, 4/1/2047	2,849,141	2,928,763
Pool# AS9454 4.00%, 4/1/2047	934,925	961,053
Pool# AS9467 4.00%, 4/1/2047	850,112	880,125
Pool# AS9562 3.00%, 5/1/2047	172,527	168,416
Pool# BE9590 3.50%, 5/1/2047	2,554,360	2,562,632
Pool# AS9577 3.50%, 5/1/2047	327,008	328,332
Pool# BM1268 4.00%, 5/1/2047	768,077	793,293
Pool# BE3670 3.50%, 6/1/2047	755,396	757,959
Pool# AS9794 3.50%, 6/1/2047	359,134	361,356
Pool# AS9747 4.00%, 6/1/2047	2,169,006	2,243,720
Pool# BM3549 4.00%, 6/1/2047	1,036,933	1,065,164

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# BE3702 4.00%, 6/1/2047	$508,495	$522,181
Pool# BM1295 4.50%, 6/1/2047	397,419	419,907
Pool# BE9624 4.50%, 6/1/2047	67,647	70,966
Pool# BE3704 5.00%, 6/1/2047	164,303	176,218
Pool# BM1551 3.50%, 7/1/2047	303,612	305,400
Pool# AS9938 3.50%, 7/1/2047	299,876	302,189
Pool# AS9909 3.50%, 7/1/2047	166,442	167,423
Pool# BM1492 4.00%, 7/1/2047	1,709,050	1,765,159
Pool# AS9973 4.00%, 7/1/2047	220,241	226,430
Pool# MA3087 3.50%, 8/1/2047	1,242,295	1,246,318
Pool# BH7375 3.50%, 8/1/2047	348,473	349,601
Pool# BM1658 3.50%, 8/1/2047	282,883	284,297
Pool# BH2597 4.00%, 8/1/2047	1,287,491	1,323,738
Pool# CA0123 4.00%, 8/1/2047	1,111,486	1,149,773
Pool# BH5359 4.00%, 8/1/2047	666,801	686,240
Pool# CA0407 3.50%, 9/1/2047	1,140,067	1,143,936
Pool# CA0265 4.00%, 9/1/2047	207,821	213,672
Pool# MA3121 4.00%, 9/1/2047	166,129	170,704
Pool# CA0349 5.00%, 9/1/2047	80,387	86,258
Pool# CA0487 3.50%, 10/1/2047	2,748,866	2,758,061
Pool# BM1959 3.50%, 10/1/2047	759,465	765,323
Pool# CA0493 4.00%, 10/1/2047	1,459,232	1,498,508
Pool# CA0549 4.00%, 10/1/2047	1,124,417	1,156,132
Pool# BH4092 4.50%, 10/1/2047	949,769	996,638
Pool# MA3150 4.50%, 10/1/2047	89,739	94,160
Pool# CA0562 5.00%, 10/1/2047	85,212	91,437
Pool# CA0693 3.50%, 11/1/2047	1,670,412	1,675,918
Pool# CA0680 3.50%, 11/1/2047	389,291	392,335
Pool# MA3183 4.00%, 11/1/2047	3,060,930	3,145,371
Pool# CA0696 4.00%, 11/1/2047	2,611,031	2,681,309
Pool# BM3191 4.00%, 11/1/2047	461,715	474,376
Pool# CA0808 4.00%, 11/1/2047	418,901	430,716
Pool# BM3379 3.00%, 12/1/2047	1,182,942	1,159,242
Pool# BJ2492 3.50%, 12/1/2047	887,918	890,707
Pool# MA3211 4.00%, 12/1/2047	2,967,715	3,052,319
Pool# BJ1699 4.00%, 12/1/2047	536,471	553,180
Pool# MA3212 4.50%, 12/1/2047	242,148	254,265
Pool# BH7040 4.50%, 12/1/2047	136,811	144,058
Pool# CA0991 3.50%, 1/1/2048	714,687	720,352
Pool# CA1015 4.00%, 1/1/2048	1,056,894	1,086,051
Pool# CA1025 4.50%, 1/1/2048	1,983,099	2,088,154
Pool# MA3240 4.50%, 1/1/2048	475,320	498,995
Pool# CA1189 3.50%, 2/1/2048	5,544,162	5,560,516
Pool# BH9280 3.50%, 2/1/2048	1,612,860	1,622,586
Pool# CA1242 3.50%, 2/1/2048	322,432	325,376
Pool# MA3277 4.00%, 2/1/2048	69,448	71,364
Pool# CA1218 4.50%, 2/1/2048	423,217	444,266
Pool# BJ0640 5.00%, 3/1/2048	78,791	84,553
FNMA TBA
5.00%, 12/25/2020	35,000	35,503
4.50%, 12/25/2022	665,000	669,249
4.00%, 12/25/2024	1,428,000	1,468,250
3.50%, 10/25/2027	1,701,000	1,734,193
2.50%, 4/25/2029	7,780,000	7,623,185
3.00%, 4/25/2033	5,588,663	5,581,387
5.50%, 8/25/2034	950,000	1,032,383
5.00%, 4/25/2037	737,000	787,208
2.50%, 9/25/2043	1,655,000	1,559,734
4.00%, 9/25/2043	503,750	516,946
3.00%, 5/25/2044	17,733,000	17,295,217
3.50%, 4/25/2048	4,101,000	4,109,570
4.50%, 4/25/2048	3,056,000	3,199,906
GNMA I Pool
Pool# 279461 9.00%, 11/15/2019	201	203
Pool# 376510 7.00%, 5/15/2024	1,220	1,287
Pool# 457801 7.00%, 8/15/2028	2,833	3,027
Pool# 486936 6.50%, 2/15/2029	1,562	1,755
Pool# 502969 6.00%, 3/15/2029	4,426	4,925
Pool# 487053 7.00%, 3/15/2029	2,482	2,693
Pool# 781014 6.00%, 4/15/2029	3,860	4,336
Pool# 509099 7.00%, 6/15/2029	3,517	3,591
Pool# 470643 7.00%, 7/15/2029	13,782	14,409
Pool# 434505 7.50%, 8/15/2029	103	106
Pool# 416538 7.00%, 10/15/2029	204	205
Pool# 524269 8.00%, 11/15/2029	6,604	6,651
Pool# 781124 7.00%, 12/15/2029	10,897	12,491
Pool# 507396 7.50%, 9/15/2030	46,607	48,326
Pool# 531352 7.50%, 9/15/2030	2,848	2,923
Pool# 536334 7.50%, 10/15/2030	196	201
Pool# 540659 7.00%, 1/15/2031	899	910
Pool# 486019 7.50%, 1/15/2031	1,987	2,205
Pool# 535388 7.50%, 1/15/2031	618	630
Pool# 537406 7.50%, 2/15/2031	409	413
Pool# 528589 6.50%, 3/15/2031	36,272	40,573

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
GNMA I Pool (continued)
Pool# 508473 7.50%, 4/15/2031	$4,597	$5,032
Pool# 544470 8.00%, 4/15/2031	2,919	2,937
Pool# 781287 7.00%, 5/15/2031	5,239	5,952
Pool# 781319 7.00%, 7/15/2031	1,568	1,818
Pool# 485879 7.00%, 8/15/2031	9,655	10,713
Pool# 572554 6.50%, 9/15/2031	48,948	54,752
Pool# 781328 7.00%, 9/15/2031	5,174	5,968
Pool# 555125 7.00%, 9/15/2031	780	787
Pool# 550991 6.50%, 10/15/2031	1,189	1,330
Pool# 571267 7.00%, 10/15/2031	1,201	1,336
Pool# 574837 7.50%, 11/15/2031	2,270	2,315
Pool# 555171 6.50%, 12/15/2031	1,400	1,567
Pool# 781380 7.50%, 12/15/2031	1,567	1,841
Pool# 781481 7.50%, 1/15/2032	7,697	9,004
Pool# 580972 6.50%, 2/15/2032	204	229
Pool# 781401 7.50%, 2/15/2032	4,775	5,635
Pool# 781916 6.50%, 3/15/2032	83,046	92,934
Pool# 552474 7.00%, 3/15/2032	5,272	5,896
Pool# 781478 7.50%, 3/15/2032	3,039	3,573
Pool# 781429 8.00%, 3/15/2032	5,233	6,260
Pool# 781431 7.00%, 4/15/2032	19,099	22,208
Pool# 552616 7.00%, 6/15/2032	43,505	48,351
Pool# 570022 7.00%, 7/15/2032	16,120	17,575
Pool# 595077 6.00%, 10/15/2032	9,730	10,944
Pool# 596657 7.00%, 10/15/2032	4,558	4,658
Pool# 552903 6.50%, 11/15/2032	135,528	151,596
Pool# 552952 6.00%, 12/15/2032	7,187	7,998
Pool# 602102 6.00%, 2/15/2033	16,471	18,330
Pool# 588192 6.00%, 2/15/2033	8,113	9,084
Pool# 553144 5.50%, 4/15/2033	32,442	35,742
Pool# 604243 6.00%, 4/15/2033	14,302	16,087
Pool# 611526 6.00%, 5/15/2033	9,301	10,350
Pool# 553320 6.00%, 6/15/2033	36,749	41,341
Pool# 573916 6.00%, 11/15/2033	37,047	41,227
Pool# 604788 6.50%, 11/15/2033	85,080	95,167
Pool# 781688 6.00%, 12/15/2033	47,460	53,340
Pool# 604875 6.00%, 12/15/2033	37,176	41,700
Pool# 781690 6.00%, 12/15/2033	19,182	22,026
Pool# 781699 7.00%, 12/15/2033	8,343	9,482
Pool# 621856 6.00%, 1/15/2034	36,397	40,504
Pool# 564799 6.00%, 3/15/2034	78,825	89,505
Pool# 630038 6.50%, 8/15/2034	70,448	78,801
Pool# 781804 6.00%, 9/15/2034	55,143	61,995
Pool# 781847 6.00%, 12/15/2034	40,542	45,550
Pool# 486921 5.50%, 2/15/2035	13,550	14,932
Pool# 781902 6.00%, 2/15/2035	43,845	49,121
Pool# 781933 6.00%, 6/15/2035	6,434	7,237
Pool# 649513 5.50%, 10/15/2035	376,330	412,980
Pool# 649510 5.50%, 10/15/2035	200,408	220,838
Pool# 652207 5.50%, 3/15/2036	47,096	51,225
Pool# 655519 5.00%, 5/15/2036	52,742	55,600
Pool# 652539 5.00%, 5/15/2036	23,223	24,926
Pool# 606308 5.50%, 5/15/2036	33,427	37,114
Pool# 606314 5.50%, 5/15/2036	7,743	8,421
Pool# 657912 6.50%, 8/15/2036	5,199	5,815
Pool# 697957 4.50%, 3/15/2039	1,567,544	1,657,715
Pool# 704630 5.50%, 7/15/2039	73,848	80,523
Pool# 710724 4.50%, 8/15/2039	627,272	663,240
Pool# 722292 5.00%, 9/15/2039	1,126,874	1,200,284
Pool# 782803 6.00%, 11/15/2039	469,272	522,222
Pool# 736666 4.50%, 4/15/2040	1,270,889	1,343,607
Pool# 733312 4.00%, 9/15/2040	84,559	88,595
Pool# 742235 4.00%, 12/15/2040	283,433	293,136
Pool# 755958 4.00%, 1/15/2041	224,256	233,868
Pool# 755959 4.00%, 1/15/2041	209,592	219,794
Pool# 742244 4.00%, 1/15/2041	206,638	215,503
Pool# 759075 4.00%, 1/15/2041	206,596	216,522
Pool# 753826 4.00%, 1/15/2041	86,080	90,188
Pool# 690662 4.00%, 1/15/2041	78,740	82,158
Pool# 719486 4.00%, 1/15/2041	36,805	38,465
Pool# 759207 4.00%, 2/15/2041	387,037	403,970
Pool# 757555 4.00%, 2/15/2041	45,372	47,333
Pool# 757557 4.00%, 2/15/2041	44,289	46,170
Pool# 738107 4.00%, 3/15/2041	620,453	642,167
Pool# 778869 4.00%, 2/15/2042	352,934	365,278
Pool# AD8789 3.50%, 3/15/2043	875,721	889,020

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
GNMA I Pool (continued)
Pool# AD2254 3.50%, 3/15/2043	$165,883	$167,994
Pool# AA6403 3.00%, 5/15/2043	1,330,080	1,319,363
Pool# AD2411 3.50%, 5/15/2043	703,612	712,597
Pool# 784355 4.00%, 12/15/2046	390,207	402,265
GNMA II Pool
Pool# 3851 5.50%, 5/20/2036	607,694	660,920
Pool# 4245 6.00%, 9/20/2038	243,682	271,602
Pool# 4559 5.00%, 10/20/2039	627,959	675,402
Pool# 4715 5.00%, 6/20/2040	159,226	173,008
Pool# 4747 5.00%, 7/20/2040	1,886,728	2,033,734
Pool# 4771 4.50%, 8/20/2040	1,669,976	1,755,703
Pool# 4802 5.00%, 9/20/2040	1,156,952	1,257,631
Pool# 4834 4.50%, 10/20/2040	396,917	417,312
Pool# 737727 4.00%, 12/20/2040	2,017,059	2,100,784
Pool# 737730 4.00%, 12/20/2040	629,071	655,317
Pool# 4923 4.50%, 1/20/2041	603,075	634,040
Pool# 4978 4.50%, 3/20/2041	91,657	96,366
Pool# 5017 4.50%, 4/20/2041	992,021	1,042,791
Pool# 5056 5.00%, 5/20/2041	300,360	321,974
Pool# 5082 4.50%, 6/20/2041	370,742	389,976
Pool# 5175 4.50%, 9/20/2041	399,146	420,021
Pool# 675523 3.50%, 3/20/2042	396,019	400,815
Pool# 5332 4.00%, 3/20/2042	414,047	432,849
Pool# MA0392 3.50%, 9/20/2042	1,989,995	2,020,503
Pool# MA0534 3.50%, 11/20/2042	2,870,662	2,914,672
Pool# MA0852 3.50%, 3/20/2043	1,472,639	1,495,216
Pool# MA0934 3.50%, 4/20/2043	1,368,316	1,389,295
Pool# AF1001 3.50%, 6/20/2043	967,430	979,898
Pool# MA1376 4.00%, 10/20/2043	737,826	765,980
Pool# MA2754 3.50%, 4/20/2045	755,115	763,670
Pool# MA2824 2.50%, 5/20/2045	1,056,219	1,009,227
Pool# AM4381 3.50%, 5/20/2045	1,248,334	1,261,515
Pool# MA2891 3.00%, 6/20/2045	4,862,601	4,821,876
Pool# AO1103 3.50%, 9/20/2045	1,954,850	1,977,675
Pool# AO1099 3.50%, 9/20/2045	830,849	840,768
Pool# MA3106 4.00%, 9/20/2045	401,391	415,502
Pool# MA3173 3.50%, 10/20/2045	548,285	554,496
Pool# MA3174 4.00%, 10/20/2045	48,255	49,949
Pool# MA3243 3.00%, 11/20/2045	1,364,556	1,347,671
Pool# MA3309 3.00%, 12/20/2045	2,422,990	2,393,009
Pool# MA3377 4.00%, 1/20/2046	211,961	219,285
Pool# MA3522 4.00%, 3/20/2046	109,374	113,080
Pool# MA3735 3.00%, 6/20/2046	1,279,618	1,262,629
Pool# MA3736 3.50%, 6/20/2046	5,694,098	5,755,542
Pool# MA3802 3.00%, 7/20/2046	2,383,142	2,351,185
Pool# MA3804 4.00%, 7/20/2046	235,882	243,383
Pool# MA3876 4.50%, 8/20/2046	216,959	227,866
Pool# MA3936 3.00%, 9/20/2046	1,382,419	1,364,369
Pool# MA3939 4.50%, 9/20/2046	34,421	36,136
Pool# MA4004 3.50%, 10/20/2046	1,675,644	1,693,464
Pool# MA4006 4.50%, 10/20/2046	684,592	719,422
Pool# MA4070 4.00%, 11/20/2046	148,386	153,303
Pool# MA4071 4.50%, 11/20/2046	49,862	52,497
Pool# MA4126 3.00%, 12/20/2046	4,470,456	4,408,169
Pool# MA4127 3.50%, 12/20/2046	1,493,901	1,509,789
Pool# MA4262 3.50%, 2/20/2047	7,903,710	7,987,765
Pool# MA4321 3.50%, 3/20/2047	1,176,972	1,189,489
Pool# MA4382 3.50%, 4/20/2047	763,492	771,611
Pool# AZ1974 3.50%, 4/20/2047	624,421	632,030
Pool# MA4585 3.00%, 7/20/2047	1,600,024	1,576,293
Pool# BC1888 3.50%, 8/20/2047	1,045,362	1,058,096
Pool# MA4652 3.50%, 8/20/2047	845,323	854,313
Pool# MA4720 4.00%, 9/20/2047	959,853	987,395
Pool# MA4721 4.50%, 9/20/2047	67,892	70,650
Pool# MA4778 3.50%, 10/20/2047	14,126,191	14,276,967
Pool# 784408 3.50%, 10/20/2047	354,146	358,554
Pool# MA4780 4.50%, 10/20/2047	96,845	100,860
Pool# MA4837 3.50%, 11/20/2047	874,555	883,890
Pool# MA4838 4.00%, 11/20/2047	6,596,414	6,794,261
Pool# MA4900 3.50%, 12/20/2047	1,145,547	1,157,774
Pool# 784421 3.50%, 12/20/2047	485,727	491,343
Pool# MA4901 4.00%, 12/20/2047	2,078,360	2,138,794
Pool# MA4902 4.50%, 12/20/2047	320,528	334,698
Pool# MA4962 3.50%, 1/20/2048	5,611,478	5,671,258
Pool# MA4964 4.50%, 1/20/2048	347,785	363,147
Pool# MA5078 4.00%, 3/20/2048	2,739,441	2,821,404

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
GNMA TBA 4.50%, 9/15/2039	$575,000	$597,405
4.50%, 10/20/2041	1,199,000	1,246,468
3.50%, 4/15/2042	2,100,000	2,120,262
3.00%, 11/15/2042	2,850,000	2,806,471
3.50%, 12/20/2044	15,753,000	15,905,914
2.50%, 8/20/2045	675,000	642,832
4.00%, 4/15/2047	1,000,000	1,028,398
4.00%, 4/15/2048	11,708,000	12,034,315
3.00%, 12/31/2049	29,942,000	29,457,197

Total Mortgage-Backed Securities (cost $671,695,819)		665,252,121

Municipal Bonds 0.8%

	Principal Amount	Value
California 0.3%
Alameda County Joint Powers Authority, RB, Series A, 7.05%, 12/1/2044	100,000	147,006
Bay Area Toll Authority, RB, Series F-2, 6.26%, 4/1/2049	250,000	351,190
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series B, 6.00%, 11/1/2040	100,000	125,498
Los Angeles Community College District, GO, 6.75%, 8/1/2049	300,000	444,432
Los Angeles County Public Works Financing Authority, RB, Series B, 7.62%, 8/1/2040	75,000	112,411
Los Angeles Department of Water & Power, RB, Series D, 6.57%, 7/1/2045	200,000	289,794
Los Angeles Unified School District, GO, Series RY, 6.76%, 7/1/2034	420,000	561,826
San Diego County Water Authority, RB, Series B, 6.14%, 5/1/2049	100,000	136,717
Santa Clara Valley Transportation Authority, RB, Series A, 5.88%, 4/1/2032	200,000	239,866
State of California, GO 7.55%, 4/1/2039	1,810,000	2,756,051
7.63%, 3/1/2040	425,000	647,203
University of California, RB
Series F, 5.95%, 5/15/2045	300,000	382,062
Series H, 6.55%, 5/15/2048	150,000	205,993
Series F, 6.58%, 5/15/2049	200,000	273,374
Series AQ, 4.77%, 5/15/2115	150,000	158,271

		6,831,694

Connecticut 0.0%†
State of Connecticut, GO, Series A, 5.85%, 3/15/2032	500,000	591,135

Georgia 0.1%
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 4/1/2057	500,000	615,520

Illinois 0.1%
Chicago Transit Authority, RB, Series A, 6.90%, 12/1/2040	300,000	395,847
State of Illinois, GO 4.95%, 6/1/2023	160,000	165,385
5.10%, 6/1/2033	1,445,000	1,354,442

		1,915,674

Massachusetts 0.0%†
Commonwealth of Massachusetts, GO, Series E, 4.20%, 12/1/2021	500,000	520,970

New Jersey 0.1%
New Jersey Economic Development Authority, RB, AGM Insured, Series B, 0.00%, 2/15/2020(g)	650,000	615,095
New Jersey Economic Development Authority, RB, NATL-RE Insured, Series A, 7.43%, 2/15/2029	125,000	154,572
New Jersey State Turnpike Authority, RB, Series F, 7.41%, 1/1/2040	790,000	1,163,583
Rutgers-State University of New Jersey, RB, Series H, 5.67%, 5/1/2040	250,000	299,853

		2,233,103

New York 0.1%
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/2039	460,000	693,344
New York City Municipal Water Finance Authority, RB, Series AA, 5.44%, 6/15/2043	300,000	376,599
New York City Transitional Finance Authority, RB, Series B, 5.57%, 11/1/2038	500,000	619,730
New York State Dormitory Authority, State Personal Income Tax Revenue, Series F, 5.63%, 3/15/2039	250,000	302,620
Port Authority of New York & New Jersey, RB, 6.04%, 12/1/2029	620,000	771,634

		2,763,927

Ohio 0.0%†
American Municipal Power Inc., RB, Series E, 6.27%, 2/15/2050	165,000	214,358
JobsOhio Beverage System, RB, Series B, 4.53%, 1/1/2035	100,000	109,095
Ohio State University (The), RB, Series C, 4.91%, 6/1/2040	150,000	175,778

		499,231

South Carolina 0.0%†
South Carolina State Public Service Authority, RB, Series C, 6.45%, 1/1/2050	100,000	134,731

Texas 0.1%
Dallas Area Rapid Transit, RB, Series B, 6.00%, 12/1/2044	200,000	266,942
State of Texas, GO, Series A, 4.63%, 4/1/2033	350,000	392,997
Texas Transportation Commission, RB, Series B, 5.18%, 4/1/2030	150,000	175,565
University of Texas System, RB
Series A, 5.26%, 7/1/2039	260,000	322,496
Series C, 4.79%, 8/15/2046	200,000	230,422

		1,388,422

Washington 0.0%†
State of Washington Motor Vehicle Fuel Tax, GO, Series F, 5.14%, 8/1/2040	200,000	239,692

Total Municipal Bonds (cost $14,954,761)		17,734,099

Supranational 1.2%

	Principal Amount	Value
Asian Development Bank 1.75%, 1/10/2020	2,000,000	1,977,640
1.63%, 5/5/2020	1,500,000	1,475,361
1.63%, 8/26/2020(c)	500,000	489,607
1.88%, 2/18/2022	500,000	484,920
Corp. Andina de Fomento, 4.38%, 6/15/2022	350,000	366,905
European Bank for Reconstruction & Development, 1.63%, 5/5/2020	2,000,000	1,965,500
European Investment Bank 1.13%, 8/15/2019	1,500,000	1,475,924

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Bond Index Fund

Supranational (continued)

	Principal Amount	Value
European Investment Bank (continued) 1.38%, 6/15/2020(c)	$500,000	$488,005
1.63%, 8/14/2020	500,000	489,780
4.00%, 2/16/2021	500,000	519,205
2.00%, 3/15/2021	1,000,000	982,460
1.38%, 9/15/2021	2,000,000	1,913,256
2.25%, 3/15/2022(c)	500,000	491,041
2.38%, 5/24/2027	2,000,000	1,909,883
Inter-American Development Bank 1.75%, 10/15/2019	1,000,000	991,388
1.38%, 7/15/2020(c)	750,000	732,964
2.13%, 11/9/2020	750,000	743,708
1.88%, 3/15/2021	500,000	490,557
1.75%, 4/14/2022	500,000	483,388
6.80%, 10/15/2025	413,000	509,506
International Bank for Reconstruction & Development 1.25%, 7/26/2019	500,000	493,237
0.88%, 8/15/2019	2,500,000	2,452,225
1.13%, 11/27/2019(c)	1,000,000	980,212
1.38%, 5/24/2021	1,000,000	963,093
2.00%, 1/26/2022	750,000	731,130
1.63%, 2/10/2022	500,000	480,400
7.63%, 1/19/2023	973,000	1,183,347
International Finance Corp. 1.63%, 7/16/2020	500,000	490,299
1.13%, 7/20/2021(c)	1,000,000	953,220

Total Supranational (cost $28,096,866)		27,708,161

U.S. Government Agency Securities 1.6%

	Principal Amount	Value
FHLB 1.88%, 11/29/2021(c)	3,500,000	3,422,132
2.75%, 12/13/2024	1,000,000	996,569
5.50%, 7/15/2036	1,500,000	1,998,939
FHLMC 1.38%, 5/1/2020(c)	5,000,000	4,902,555
1.13%, 8/12/2021	4,169,000	3,982,513
2.38%, 1/13/2022(c)	6,000,000	5,957,340
6.75%, 9/15/2029	557,000	754,214
6.25%, 7/15/2032	1,245,000	1,696,321
FNMA 1.75%, 6/20/2019(c)	500,000	497,438
1.00%, 8/28/2019(c)	4,000,000	3,933,632
1.75%, 9/12/2019(c)	2,000,000	1,985,764
1.25%, 8/17/2021(c)	2,000,000	1,918,474
2.38%, 1/19/2023	2,000,000	1,974,862
6.25%, 5/15/2029	2,500,000	3,247,810
Tennessee Valley Authority, 4.88%, 01/15/2048	500,000	630,798

Total U.S. Government Agency Securities (cost $37,857,561)		37,899,361

U.S. Treasury Obligations 36.7%

	Principal Amount	Value
U.S. Treasury Bonds 8.13%, 8/15/2019(c)	1,900,000	2,052,297
8.00%, 11/15/2021	2,210,000	2,632,490
7.63%, 11/15/2022	2,000,000	2,444,922
6.25%, 8/15/2023	6,000,000	7,100,859
6.88%, 8/15/2025	449,000	574,860
6.00%, 2/15/2026	4,042,000	4,987,923
6.50%, 11/15/2026	3,000,000	3,873,516
6.38%, 8/15/2027	1,000,000	1,302,109
6.13%, 11/15/2027	4,000,000	5,143,750
5.25%, 2/15/2029	200,000	246,555
5.38%, 2/15/2031(c)	4,000,000	5,121,719
5.00%, 5/15/2037	305,000	402,016
4.38%, 2/15/2038(c)	3,000,000	3,691,289
4.25%, 5/15/2039	1,500,000	1,825,254
4.50%, 8/15/2039	1,080,000	1,358,353
4.38%, 11/15/2039	300,000	371,473
4.63%, 2/15/2040	5,000,000	6,397,852
4.38%, 5/15/2040	1,600,000	1,983,437
3.88%, 8/15/2040	1,000,000	1,158,359
4.25%, 11/15/2040	1,400,000	1,709,203
4.75%, 2/15/2041	2,600,000	3,394,930
3.75%, 8/15/2041	8,000,000	9,116,250
3.13%, 11/15/2041	7,100,000	7,335,187
3.13%, 2/15/2042	1,000,000	1,033,203
3.00%, 5/15/2042	1,000,000	1,011,016
2.75%, 8/15/2042	5,500,000	5,313,945
2.75%, 11/15/2042	1,500,000	1,447,852
3.13%, 2/15/2043	4,750,000	4,896,396
2.88%, 5/15/2043	2,000,000	1,971,406
3.63%, 8/15/2043	2,000,000	2,238,984
3.75%, 11/15/2043	5,000,000	5,711,133
3.63%, 2/15/2044	2,500,000	2,801,270
3.38%, 5/15/2044	500,000	537,715
3.13%, 8/15/2044	5,700,000	5,869,664
3.00%, 11/15/2044	7,500,000	7,549,805
2.50%, 2/15/2045	15,800,000	14,426,758
3.00%, 5/15/2045	2,500,000	2,515,723
2.88%, 8/15/2045	7,300,000	7,168,828
3.00%, 11/15/2045	9,100,000	9,151,187
2.50%, 2/15/2046	4,000,000	3,640,469
2.50%, 5/15/2046	2,100,000	1,909,687
2.88%, 11/15/2046	5,000,000	4,903,516
3.00%, 2/15/2047	5,000,000	5,026,562
3.00%, 5/15/2047	5,500,000	5,526,855
2.75%, 8/15/2047	6,800,000	6,499,047
2.75%, 11/15/2047(c)	2,700,000	2,581,137
U.S. Treasury Notes 1.25%, 4/30/2019	10,000,000	9,903,125
3.13%, 5/15/2019	5,000,000	5,051,562
1.13%, 5/31/2019	2,000,000	1,975,781
1.50%, 5/31/2019	500,000	496,094
1.25%, 6/30/2019	4,480,000	4,428,200
1.38%, 7/31/2019(c)	2,000,000	1,978,203
3.63%, 8/15/2019	9,000,000	9,168,047
1.00%, 8/31/2019	9,000,000	8,847,773
1.25%, 8/31/2019	8,930,000	8,809,306
1.00%, 9/30/2019	10,000,000	9,819,922
1.75%, 9/30/2019(c)	8,000,000	7,942,812
1.50%, 11/30/2019	10,500,000	10,370,801
1.75%, 11/30/2019	19,000,000	18,843,398
1.13%, 12/31/2019	3,000,000	2,942,109
1.63%, 12/31/2019	7,620,000	7,536,656
3.63%, 2/15/2020	7,480,000	7,663,494
1.25%, 2/29/2020	9,700,000	9,512,820
1.38%, 2/29/2020(c)	6,000,000	5,898,047
1.13%, 3/31/2020	5,000,000	4,885,937
1.38%, 3/31/2020	25,000,000	24,548,828
1.38%, 4/30/2020(c)	4,800,000	4,707,937
3.50%, 5/15/2020(c)	19,400,000	19,867,570
1.88%, 6/30/2020	1,000,000	989,961
1.50%, 7/15/2020	8,000,000	7,850,938
1.63%, 7/31/2020	5,000,000	4,919,727
2.00%, 7/31/2020	7,000,000	6,946,680
2.63%, 8/15/2020	4,710,000	4,739,621
1.38%, 8/31/2020	5,000,000	4,885,547
2.00%, 9/30/2020	5,000,000	4,957,031
1.38%, 10/31/2020	5,000,000	4,876,172
1.75%, 10/31/2020	6,000,000	5,907,422
2.63%, 11/15/2020	15,300,000	15,395,625
2.00%, 11/30/2020	1,000,000	990,430
1.88%, 12/15/2020(c)	12,000,000	11,846,250
1.75%, 12/31/2020(c)	9,100,000	8,948,926
2.38%, 12/31/2020	1,000,000	999,961
1.38%, 1/31/2021	4,000,000	3,888,906
2.13%, 1/31/2021	5,000,000	4,963,672
3.63%, 2/15/2021	9,000,000	9,307,969
1.25%, 3/31/2021	5,000,000	4,834,375
2.25%, 4/30/2021	12,000,000	11,943,750
3.13%, 5/15/2021	6,000,000	6,124,687
1.38%, 5/31/2021	3,000,000	2,903,672
2.25%, 7/31/2021(c)	8,200,000	8,148,430

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Bond Index Fund

U.S. Treasury Obligations (continued)

	Principal Amount	Value
U.S. Treasury Notes (continued) 2.13%, 8/15/2021	$1,500,000	$1,483,711
1.13%, 9/30/2021	5,000,000	4,776,367
2.13%, 9/30/2021	7,000,000	6,919,883
1.25%, 10/31/2021	5,000,000	4,791,992
2.00%, 11/15/2021	6,000,000	5,903,438
1.88%, 11/30/2021	4,000,000	3,916,875
2.00%, 12/31/2021(c)	9,500,000	9,331,895
1.50%, 1/31/2022	5,000,000	4,818,750
1.75%, 2/28/2022	3,000,000	2,917,266
1.88%, 2/28/2022	18,000,000	17,579,531
1.75%, 3/31/2022	26,500,000	25,750,547
1.75%, 4/30/2022	7,000,000	6,793,828
1.88%, 4/30/2022	2,500,000	2,438,184
1.75%, 5/15/2022(c)	4,000,000	3,882,188
1.75%, 5/31/2022(c)	10,000,000	9,697,266
2.13%, 6/30/2022	6,500,000	6,396,660
2.00%, 7/31/2022	10,500,000	10,275,645
1.88%, 8/31/2022	10,000,000	9,726,172
1.75%, 9/30/2022	22,500,000	21,748,535
1.88%, 10/31/2022	6,000,000	5,828,906
2.00%, 10/31/2022	5,000,000	4,882,812
1.63%, 11/15/2022	1,300,000	1,248,000
2.00%, 11/30/2022(c)	8,500,000	8,297,129
2.13%, 12/31/2022(c)	5,500,000	5,394,082
1.75%, 1/31/2023	7,600,000	7,321,531
1.50%, 2/28/2023	7,000,000	6,656,836
2.63%, 2/28/2023	5,000,000	5,015,234
1.50%, 3/31/2023	8,500,000	8,075,000
1.75%, 5/15/2023	7,000,000	6,721,641
1.63%, 5/31/2023	2,000,000	1,907,422
1.38%, 9/30/2023	3,500,000	3,279,746
2.75%, 11/15/2023	5,000,000	5,035,742
2.13%, 11/30/2023(c)	5,500,000	5,357,559
2.75%, 2/15/2024	2,500,000	2,516,016
2.50%, 5/15/2024	7,000,000	6,941,484
2.00%, 5/31/2024	3,800,000	3,658,539
2.13%, 7/31/2024	2,500,000	2,422,070
2.38%, 8/15/2024	24,353,000	23,941,092
2.13%, 9/30/2024(c)	4,000,000	3,870,469
2.25%, 11/15/2024	550,000	535,627
2.13%, 11/30/2024	3,800,000	3,671,898
2.00%, 2/15/2025	4,200,000	4,018,711
2.13%, 5/15/2025	8,300,000	7,992,965
2.00%, 8/15/2025	21,000,000	20,012,344
2.25%, 11/15/2025	8,500,000	8,227,402
1.63%, 2/15/2026	8,500,000	7,841,914
1.63%, 5/15/2026	3,000,000	2,759,414
1.50%, 8/15/2026	6,000,000	5,446,172
2.25%, 2/15/2027	11,200,000	10,764,687
2.38%, 5/15/2027	10,700,000	10,381,090
2.25%, 8/15/2027(c)	7,000,000	6,711,797

Total U.S. Treasury Obligations (cost $878,607,443)		865,408,999

Short-Term Investment 5.7%

	Shares	Value
Money Market Fund 5.7%
Fidelity Investments Money Market Prime Money Market Portfolio - Institutional Class, 1.74%(h)	133,522,377	133,549,081

Total Short-Term Investment (cost $133,564,142)		133,549,081

Repurchase Agreements 0.7%

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc. 1.81%, dated 3/29/2018, due 4/2/2018, repurchase price $7,349,257, collateralized by U.S. Government Agency Securities, ranging from 1.92% - 4.00%, maturing 2/25/2031 - 3/1/2059; total market value $7,494,734.(i)	$7,347,779	$7,347,779
Nomura Securities International, Inc. 1.80%, dated 3/29/2018, due 4/2/2018, repurchase price $4,200,840, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 7.88%, maturing 4/26/2018 - 2/15/2048; total market value $4,284,000.(i)	4,200,000	4,200,000
RBS Securities, Inc. 1.75%, dated 3/29/2018, due 4/5/2018, repurchase price $5,001,702, collateralized by U.S. Government Treasury Securities, ranging from 1.00% - 8.75%, maturing 11/30/2019 - 2/15/2048; total market value $5,100,028.(i)	5,000,000	5,000,000

Total Repurchase Agreements (cost $16,547,779)		16,547,779

TBA Sale Commitments 0.0%†

	Principal Amount	Value
Mortgage-Backed Securities
FHLMC TBA 2.50%, 12/15/2044	(175,000)	(164,835)

Total TBA Sale Commitment (cost $(163,352))		(164,835)

Total Investments (cost $2,496,581,676) — 105.4%		2,481,284,499
Liabilities in excess of other assets — (5.4)%		(126,131,670)

NET ASSETS — 100.0%		$2,355,152,829

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Bond Index Fund

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2018.
(b)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2018.
(c)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $140,050,327, which was collateralized by cash used to purchase repurchase agreements with a total value of $16,547,779 and by $127,368,444 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 9.13%, and maturity dates ranging from 3/31/2018 - 2/15/2048, a total value of $143,916,223.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2018.
(e)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2018 was $11,669,684 which represents 0.50% of net assets.
(f)	Investment in affiliate.
(g)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(h)	Represents 7-day effective yield as of March 31, 2018.
(i)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2018 was $16,547,779.
†	Amount rounds to less than 0.1%.

ACES	Alternative Credit Enhancement Services
AGM	Assured Guaranty Municipal Corp.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
RE	Reinsured
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
TBA	To Be Announced; Security is subject to delayed delivery

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Bond Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$8,303,410	$—	$8,303,410
Commercial Mortgage-Backed Securities	—	44,273,230	—	44,273,230
Corporate Bonds	—	626,800,412	—	626,800,412
Foreign Government Securities	—	37,972,681	—	37,972,681
Mortgage-Backed Securities	—	665,252,121	—	665,252,121
Municipal Bonds	—	17,734,099	—	17,734,099
Repurchase Agreements	—	16,547,779	—	16,547,779
Short-Term Investment	133,549,081	—	—	133,549,081
Supranational	—	27,708,161	—	27,708,161
U.S. Government Agency Securities	—	37,899,361	—	37,899,361
U.S. Treasury Obligations	—	865,408,999	—	865,408,999

Total Assets	$133,549,081	$2,347,900,253	$—	$2,481,449,334

Liabilities:
Mortgage-Backed Securities	$—	$(164,835)	$—	$(164,835)

Total Liabilities	$—	$(164,835)	$—	$(164,835)

Total	$133,549,081	$2,347,735,418	$—	$2,481,284,499

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2018 (Unaudited)

NVIT CardinalSM Aggressive Fund

Investment Companies 100.0%

	Shares	Value
Equity Funds 90.0%
Nationwide International Small Cap Fund, Class R6(a)	598,631	$7,213,500
NVIT Multi-Manager International Growth Fund, Class Y(a)	1,202,709	14,396,424
NVIT Multi-Manager International Value Fund, Class Y(a)	1,364,880	15,559,628
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	1,473,246	20,360,261
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	2,138,799	22,778,205
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	604,612	7,775,307
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	811,307	9,005,510
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	234,259	4,778,890
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	400,315	5,980,711

Total Equity Funds (cost $101,562,210)		107,848,436

Fixed Income Funds 10.0%
Nationwide Bond Fund, Class R6(a)	128,796	1,222,270
NVIT Core Bond Fund, Class Y(a)	450,521	4,784,538
NVIT Core Plus Bond Fund, Class Y(a)	536,095	5,977,457

Total Fixed Income Funds (cost $12,253,278)		11,984,265

Total Investment Companies (cost $113,815,488)		119,832,701

Total Investments (cost $113,815,488) — 100.0%		119,832,701
Liabilities in excess of other assets — 0.0%†		(57,945)

NET ASSETS — 100.0%		$119,774,756

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT CardinalSM Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2018 (Unaudited)

NVIT CardinalSM Balanced Fund

Investment Companies 100.0%

	Shares	Value
Equity Funds 49.6%
Nationwide International Small Cap Fund, Class R6(a)	5,745,590	$69,234,356
NVIT Multi-Manager International Growth Fund, Class Y(a)	8,614,072	103,110,441
NVIT Multi-Manager International Value Fund, Class Y(a)	14,802,796	168,751,879
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	15,245,132	210,687,720
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	28,445,403	302,943,544
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	5,241,146	67,401,143
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	10,239,782	113,661,576
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	1,132,883	23,110,817
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	4,534,628	67,747,337

Total Equity Funds (cost $993,718,857)		1,126,648,813

Fixed Income Funds 50.4%
DoubleLine NVIT Total Return Tactical Fund, Class Y(a)	3,526,029	34,837,167
Nationwide Bond Fund, Class R6(a)	8,536,715	81,013,424
NVIT Core Bond Fund, Class Y(a)	30,156,373	320,260,677
NVIT Core Plus Bond Fund, Class Y(a)	34,834,601	388,405,801
NVIT Short Term Bond Fund, Class Y(a)	31,214,491	320,260,677

Total Fixed Income Funds (cost $1,177,780,504)		1,144,777,746

Total Investment Companies (cost $2,171,499,361)		2,271,426,559

Total Investments (cost $2,171,499,361) — 100.0%		2,271,426,559
Liabilities in excess of other assets — 0.0%†		(752,273)

NET ASSETS — 100.0%		$2,270,674,286

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT CardinalSM Balanced Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2018 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund

Investment Companies 100.0%

	Shares	Value
Equity Funds 69.8%
Nationwide International Small Cap Fund, Class R6(a)	9,194,345	$110,791,860
NVIT Multi-Manager International Growth Fund, Class Y(a)	19,563,141	234,170,797
NVIT Multi-Manager International Value Fund, Class Y(a)	24,102,596	274,769,592
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	27,227,895	376,289,509
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	40,927,080	435,873,404
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	9,497,978	122,143,991
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	16,124,090	178,977,394
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	3,354,035	68,422,318
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	7,353,564	109,862,251

Total Equity Funds (cost $1,648,614,513)		1,911,301,116

Fixed Income Funds 30.2%
DoubleLine NVIT Total Return Tactical Fund, Class Y(a)	2,823,041	27,891,644
Nationwide Bond Fund, Class R6(a)	5,859,326	55,605,005
NVIT Core Bond Fund, Class Y(a)	25,918,234	275,251,644
NVIT Core Plus Bond Fund, Class Y(a)	29,598,754	330,026,106
NVIT Short Term Bond Fund, Class Y(a)	13,481,042	138,315,489

Total Fixed Income Funds (cost $849,833,021)		827,089,888

Total Investment Companies (cost $2,498,447,534)		2,738,391,004

Total Investments (cost $2,498,447,534) — 100.0%		2,738,391,004
Liabilities in excess of other assets — 0.0%†		(892,126)

NET ASSETS — 100.0%		$2,737,498,878

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2018 (Unaudited)

NVIT CardinalSM Conservative Fund

Investment Companies 100.0%

	Shares	Value
Equity Funds 19.6%
NVIT Multi-Manager International Growth Fund, Class Y(a)	1,174,820	$14,062,591
NVIT Multi-Manager International Value Fund, Class Y(a)	1,845,167	21,034,902
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	1,965,043	27,156,895
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	4,537,329	48,322,556
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	531,311	6,832,661
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	1,248,362	13,856,823
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	460,789	6,884,190

Total Equity Funds (cost $124,632,314)		138,150,618

Fixed Income Funds 80.4%
DoubleLine NVIT Total Return Tactical Fund, Class Y(a)	1,810,702	17,889,732
Nationwide Bond Fund, Class R6(a)	4,142,303	39,310,455
Nationwide Inflation-Protected Securities Fund, Class R6(a)	2,940,556	28,611,614
NVIT Core Bond Fund, Class Y(a)	11,316,989	120,186,422
NVIT Core Plus Bond Fund, Class Y(a)	13,936,875	155,396,159
NVIT Short Term Bond Fund, Class Y(a)	19,950,272	204,689,792

Total Fixed Income Funds (cost $584,418,438)		566,084,174

Total Investment Companies (cost $709,050,752)		704,234,792

Total Investments (cost $709,050,752) — 100.0%		704,234,792
Liabilities in excess of other assets — 0.0%†		(253,212)

NET ASSETS — 100.0%		$703,981,580

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT CardinalSM Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2018 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund

Investment Companies 94.4%

	Shares	Value
Equity Funds 47.3%
Nationwide International Small Cap Fund, Class R6(a)	1,418,987	$17,098,795
NVIT Multi-Manager International Growth Fund, Class Y(a)	2,074,704	24,834,207
NVIT Multi-Manager International Value Fund, Class Y(a)	3,614,062	41,200,306
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	3,807,852	52,624,514
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	6,897,552	73,458,932
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	1,325,205	17,042,139
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	2,441,152	27,096,783
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	278,674	5,684,949
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	1,069,600	15,979,817

Total Equity Funds (cost $265,291,645)		275,020,442

Fixed Income Funds 47.1%
DoubleLine NVIT Total Return Tactical Fund, Class Y(a)	821,199	8,113,448
Nationwide Bond Fund, Class R6(a)	1,973,505	18,728,564
NVIT Core Bond Fund, Class Y(a)	7,235,828	76,844,492
NVIT Core Plus Bond Fund, Class Y(a)	8,366,330	93,284,577
NVIT Short Term Bond Fund, Class Y(a)	7,530,848	77,266,500

Total Fixed Income Funds (cost $281,791,215)		274,237,581

Total Investment Companies (cost $547,082,860)		549,258,023

Total Investments (cost $547,082,860) — 94.4%		549,258,023
Other assets in excess of liabilities — 5.6%		32,462,642

NET ASSETS — 100.0%		$581,720,665

*	Denotes a non-income producing security.
(a)	Investment in affiliate.

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index	(207)	6/2018	USD	(20,706,210)	(183,980)
Russell 2000 E-Mini Index	(72)	6/2018	USD	(5,512,320)	17,169
S&P 500 E-Mini Index	(242)	6/2018	USD	(31,980,300)	(44,588)
S&P Midcap 400 E-Mini Index	(59)	6/2018	USD	(11,110,290)	(76,791)

					(288,190)

At March 31, 2018, the Fund has $3,332,560 segregated as collateral with the broker for open futures contracts

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2018

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$17,169

Total		$17,169

Liabilities:
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(305,359)

Total		$(305,359)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2018 (Unaudited)

NVIT CardinalSM Managed Growth Fund

Investment Companies 94.2%

	Shares	Value
Equity Funds 56.6%
Nationwide International Small Cap Fund, Class R6 (a)	3,024,010	$36,439,325
NVIT Multi-Manager International Growth Fund, Class Y(a)	6,388,509	76,470,448
NVIT Multi-Manager International Value Fund, Class Y(a)	9,243,634	105,377,433
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	10,251,894	141,681,178
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	16,336,926	173,988,258
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	3,294,861	42,371,910
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	5,726,461	63,563,718
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	1,188,022	24,235,657
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	2,661,720	39,766,094

Total Equity Funds (cost $680,719,889)		703,894,021

Fixed Income Funds 37.6%
DoubleLine NVIT Total Return Tactical Fund, Class Y(a)	1,751,719	17,306,987
Nationwide Bond Fund, Class R6(a)	3,007,743	28,543,482
NVIT Core Bond Fund, Class Y(a)	13,224,548	140,444,695
NVIT Core Plus Bond Fund, Class Y(a)	15,741,303	175,515,531
NVIT Short Term Bond Fund, Class Y(a)	10,322,692	105,910,815

Total Fixed Income Funds (cost $480,045,351)		467,721,510

Total Investment Companies (cost $1,160,765,240)		1,171,615,531

Total Investments (cost $1,160,765,240) — 94.2%		1,171,615,531
Other assets in excess of liabilities — 5.8%		72,186,287

NET ASSETS — 100.0%		$1,243,801,818

*	Denotes a non-income producing security.
(a)	Investment in affiliate.

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index	(374)	6/2018	USD	(37,411,220)	(290,178)
Russell 2000 E-Mini Index	(142)	6/2018	USD	(10,871,520)	(3,835)
S&P 500 E-Mini Index	(411)	6/2018	USD	(54,313,650)	(226,138)
S&P Midcap 400 E-Mini Index	(97)	6/2018	USD	(18,266,070)	(164,648)

					(684,799)

At March 31, 2018, the Fund had $5,820,430 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT CardinalSM Managed Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT CardinalSM Managed Growth Fund

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2018

Liabilities:
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(684,799)

Total		$(684,799)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2018 (Unaudited)

NVIT CardinalSM Moderate Fund

Investment Companies 100.0%

	Shares	Value
Equity Funds 59.7%
Nationwide International Small Cap Fund, Class R6(a)	6,908,038	$83,241,862
NVIT Multi-Manager International Growth Fund, Class Y(a)	14,950,053	178,952,131
NVIT Multi-Manager International Value Fund, Class Y(a)	21,558,781	245,770,108
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	23,145,881	319,876,075
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	38,062,028	405,360,602
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	7,360,192	94,652,069
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	13,551,960	150,426,762
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	2,687,876	54,832,674
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	6,378,384	95,293,053

Total Equity Funds (cost $1,427,427,628)		1,628,405,336

Fixed Income Funds 40.3%
DoubleLine NVIT Total Return Tactical Fund, Class Y(a)	4,229,806	41,790,486
Nationwide Bond Fund, Class R6(a)	7,322,329	69,488,901
NVIT Core Bond Fund, Class Y(a)	31,044,081	329,688,137
NVIT Core Plus Bond Fund, Class Y(a)	36,910,398	411,550,933
NVIT Short Term Bond Fund, Class Y(a)	24,131,803	247,592,302

Total Fixed Income Funds (cost $1,132,270,691)		1,100,110,759

Total Investment Companies (cost $2,559,698,319)		2,728,516,095

Total Investments (cost $2,559,698,319) — 100.0%		2,728,516,095
Liabilities in excess of other assets — 0.0%†		(888,780)

NET ASSETS — 100.0%		$2,727,627,315

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT CardinalSM Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2018 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund

Investment Companies 100.0%

	Shares	Value
Equity Funds 80.1%
Nationwide International Small Cap Fund, Class R6(a)	1,834,171	$22,101,756
NVIT Multi-Manager International Growth Fund, Class Y(a)	3,691,915	44,192,226
NVIT Multi-Manager International Value Fund, Class Y(a)	4,458,595	50,827,982
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	4,895,769	67,659,534
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	7,454,352	79,388,853
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	1,879,290	24,167,664
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	2,792,503	30,996,787
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	653,073	13,322,697
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	1,338,444	19,996,349

Total Equity Funds (cost $312,623,632)		352,653,848

Fixed Income Funds 19.9%
Nationwide Bond Fund, Class R6(a)	910,233	8,638,115
NVIT Core Bond Fund, Class Y(a)	3,304,169	35,090,273
NVIT Core Plus Bond Fund, Class Y(a)	3,934,280	43,867,224

Total Fixed Income Funds (cost $90,487,069)		87,595,612

Total Investment Companies (cost $403,110,701)		440,249,460

Total Investments (cost $403,110,701) — 100.0%		440,249,460
Liabilities in excess of other assets — 0.0%†		(161,897)

NET ASSETS — 100.0%		$440,087,563

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2018 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund

Investment Companies 100.0%

	Shares	Value
Equity Funds 39.4%
Nationwide International Small Cap Fund, Class R6(a)	1,366,199	$16,462,694
NVIT Multi-Manager International Growth Fund, Class Y(a)	2,058,482	24,640,032
NVIT Multi-Manager International Value Fund, Class Y(a)	4,271,452	48,694,551
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	4,304,730	59,491,374
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	8,673,531	92,373,108
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	1,558,446	20,041,619
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	3,286,235	36,477,214
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	399,720	8,154,279
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	1,082,918	16,178,801

Total Equity Funds (cost $289,648,952)		322,513,672

Fixed Income Funds 60.6%
DoubleLine NVIT Total Return Tactical Fund, Class Y(a)	1,690,885	16,705,946
Nationwide Bond Fund, Class R6(a)	3,499,298	33,208,336
Nationwide Inflation-Protected Securities Fund, Class R6(a)	1,723,852	16,773,084
NVIT Core Bond Fund, Class Y(a)	11,655,532	123,781,754
NVIT Core Plus Bond Fund, Class Y(a)	13,301,430	148,310,945
NVIT Short Term Bond Fund, Class Y(a)	15,237,117	156,332,819

Total Fixed Income Funds (cost $509,362,870)		495,112,884

Total Investment Companies (cost $799,011,822)		817,626,556

Total Investments (cost $799,011,822) — 100.0%		817,626,556
Liabilities in excess of other assets — 0.0%†		(288,088)

NET ASSETS — 100.0%		$817,338,468

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Core Bond Fund

Asset-Backed Securities 17.1%

	Principal Amount	Value
Airlines 3.4%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 3/15/2023(a)	$10,612,198	$10,559,137
American Airlines Pass-Through Trust Series 2013-2, Class A, 4.95%, 1/15/2023	8,060,595	8,383,019
Series 2015-1, Class B, 3.70%, 5/1/2023	3,818,910	3,752,079
Series 2017-1, Class B, 4.95%, 2/15/2025	3,268,125	3,357,998
Series 2016-3, Class B, 3.75%, 10/15/2025	2,500,000	2,440,500
British Airways Pass-Through Trust, Series 2013-1, Class A, 4.63%, 6/20/2024(a)	8,073,201	8,379,983
Continental Airlines Pass-Through Trust, Series 2000-2, Class A-1, 7.71%, 4/2/2021	62,647	67,220
Spirit Airlines Pass-Through Trust, Series 2015-1A, Class A, 4.10%, 4/1/2028	6,911,372	6,897,549
United Airlines Pass-Through Trust, Series 2016-1, Class B, 3.65%, 1/7/2026	8,500,000	8,326,613

		52,164,098

Automobiles 2.7%
Credit Acceptance Auto Loan Trust Series 2016-3A, Class A, 2.15%, 4/15/2024(a)	4,545,000	4,506,719
Series 2017-1A, Class A, 2.56%, 10/15/2025(a)	8,000,000	7,957,383
Series 2017-2A, Class A, 2.55%, 2/17/2026(a)	6,250,000	6,167,954
First Investors Auto Owner Trust Series 2015-1A, Class A3, 1.71%, 11/16/2020(a)	2,003,956	2,000,490
Series 2017-2A, Class A2, 2.27%, 7/15/2022(a)	6,900,000	6,820,549
Flagship Credit Auto Trust, Series 2016-1, Class A, 2.77%, 12/15/2020(a)	3,423,370	3,425,423
NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A, 2.38%, 10/15/2020(a)	11,019,000	11,007,559

		41,886,077

Home Equity 0.9%
Morgan Stanley Home Equity Loan Trust, Series 2006-1, Class M1, 2.29%, 12/25/2035(b)	4,500,000	4,457,437
RASC Trust, Series 2005-KS12, Class M2, 2.33%, 1/25/2036(b)	10,000,000	9,956,780

		14,414,217

Other 10.1%
American Homes 4 Rent Trust Series 2014-SFR3, Class A, 3.68%, 12/17/2036(a)	4,708,145	4,822,109
Series 2015-SFR1, Class A, 3.47%, 4/17/2052(a)	7,572,191	7,654,856
AMMC CLO 22 Ltd. Series 2018-22A, Class A, 3.37%, 4/25/2031(a)(b)	7,500,000	7,500,000
Series 2018-22A, Class B, 3.79%, 4/25/2031(a)(b)	5,000,000	5,000,000
Babson CLO Ltd., Series 2014-3A, Class B1R, 3.52%, 1/15/2026(a)(b)	7,000,000	6,994,162
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.00%, 10/28/2064(a)(b)	5,825,596	5,917,946
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class A, 4.00%, 6/28/2054(a)(b)	7,051,400	7,163,440
Cedar Funding VIII Clo Ltd., Series 2017-8A, Class A2, 3.08%, 10/17/2030(a)(b)	6,500,000	6,556,023
CVS Pass-Through Trust, 6.94%, 1/10/2030	10,173,201	11,502,924
Dryden 34 Senior Loan Fund, Series 2014-34A, Class AR, 2.88%, 10/15/2026(a)(b)	5,500,000	5,498,311
Dryden 49 Senior Loan Fund, Series 2017-49A, Class B, 3.43%, 7/18/2030(a)(b)	8,000,000	8,048,088
Golden Bear LLC, Series 2016-1A, Class A, 3.75%, 9/20/2047(a)	3,512,007	3,459,036
HERO Funding Trust Series 2015-2A, Class A, 3.99%, 9/20/2040(a)	5,580,639	5,530,071
Series 2014-2A, Class A, 3.99%, 9/21/2040(a)	2,154,113	2,201,503
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class A, 2.97%, 4/19/2030(a)(b)	6,000,000	6,022,332
Newcastle Mortgage Securities Trust, Series 2006-1, Class M2, 2.24%, 3/25/2036(b)	12,000,000	11,898,323
NRZ Advance Receivables Trust Advance Receivables Backed Series 2016-T1, Class AT1, 2.75%, 6/15/2049(a)	4,500,000	4,444,161
Series 2016-T3, Class AT3, 2.83%, 10/16/2051(a)	20,000,000	19,374,240
Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1, Class A1, 3.00%, 6/25/2057(a)(c)	1,325,405	1,317,595
Ocwen Master Advance Receivables Trust, Series 2016-T2, Class AT2, 2.72%, 8/16/2049(a)	8,150,000	8,025,329
Structured Asset Investment Loan Trust, Series 2004-7, Class A7, 2.71%, 8/25/2034(b)	4,806,851	4,827,944
Thacher Park CLO Ltd., Series 2014-1A, Class BR, 3.29%, 10/20/2026(a)(b)	10,000,000	9,991,400
TLF National Tax Lien Trust, Series 2017-1A, Class A, 3.09%, 12/15/2029(a)	2,105,198	2,103,905
VOLT LIV LLC, Series 2017-NPL1, Class A1, 3.50%, 2/25/2047(a)(c)	599,167	597,805

		156,451,503

Total Asset-Backed Securities (cost $263,899,104)		264,915,895

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Bond Fund

Collateralized Mortgage Obligations 2.2%

	Principal Amount	Value
Chase Mortgage Trust Series 2016-1, Class M2, 3.75%, 4/25/2045(a)(b)	$2,117,182	$2,117,943
Series 2016-2, Class M2, 3.75%, 12/25/2045(a)(b)	12,268,131	12,240,129
Citigroup Mortgage Loan Trust, Series 2015-A, Class A1, 3.50%, 6/25/2058(a)(b)	2,360,673	2,359,083
FHLMC REMICS Series 2653, Class C, 3.88%, 6/15/2023	1,045,405	1,050,613
Series 3665, Class KA, 3.00%, 5/15/2036	963,223	966,200
FNMA REMICS Series 2007-6, Class PA, 5.50%, 2/25/2037	231,915	242,361
Series 2010-122, Class TG, 3.00%, 4/25/2039	957,565	956,631
Series 2009-78, Class BM, 4.00%, 6/25/2039	752,693	772,022
GNMA REMICS Series 2010-37, Class ML, 4.50%, 12/20/2038	2,796,067	2,854,123
Series 2010-112, Class QM, 2.50%, 9/20/2039	1,152,468	1,133,785
Impac Secured Assets Corp., Series 2004-3, Class 1A5, 2.81%, 11/25/2034(b)	243,445	243,111
New Residential Mortgage Loan Trust Series 2014-2A, Class A3, 3.75%, 5/25/2054(a)(b)	1,646,983	1,667,309
Series 2016-4A, Class A1, 3.75%, 11/25/2056(a)(b)	2,764,130	2,789,739
RCO Trust, Series 2017-INV1, Class A, 3.20%, 11/25/2052(a)(b)	3,831,190	3,857,265

Total Collateralized Mortgage Obligations (cost $33,745,634)		33,250,314

Commercial Mortgage-Backed Securities 4.7%

	Principal Amount	Value
AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/2029(a)	5,000,000	4,955,188
BB-UBS Trust, Series 2012-SHOW, Class B, 3.88%, 11/5/2036(a)	5,000,000	4,948,328
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.78%, 11/10/2031(a)(b)	7,388,000	7,185,659
COMM Mortgage Trust, Series 2014-TWC, Class B, 3.32%, 2/13/2032(a)(b)	10,000,000	10,009,549
CSMC Trust, Series 2015-GLPA, Class A, 3.88%, 11/15/2037(a)	10,000,000	10,262,385
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.00%, 11/10/2046(a)	2,250,000	2,333,688
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.32%, 4/15/2041(b)	15,586	15,809
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class 300B, 4.00%, 8/15/2031	10,500,000	10,604,654
Morgan Stanley Capital I Trust Series 2014-CPT, Class AM, 3.40%, 7/13/2029(a)(b)	3,500,000	3,513,652
Series 2014-CPT, Class C, 3.45%, 7/13/2029(a)(b)	11,000,000	10,916,546
Series 2011-C1, Class A4, 5.03%, 9/15/2047(a)(b)	3,000,000	3,110,858
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.62%, 9/15/2057	5,000,000	5,033,373

Total Commercial Mortgage-Backed Securities (cost $74,223,527)		72,889,689

Corporate Bonds 51.1%

	Principal Amount	Value
Aerospace & Defense 0.8%
Huntington Ingalls Industries, Inc., 3.48%, 12/1/2027(a)	3,750,000	3,604,500
Lockheed Martin Corp., 3.55%, 1/15/2026	5,250,000	5,206,201
United Technologies Corp., 4.15%, 5/15/2045	3,000,000	2,903,919

		11,714,620

Automobiles 0.8%
Hyundai Capital America, 2.88%, 8/9/2018(a)	5,000,000	4,999,902
2.60%, 3/19/2020(a)	8,000,000	7,887,920

		12,887,822

Banks 7.1%
Bank of America Corp., (ICE LIBOR USD 3 Month + 1.04%), 2.76%, 1/15/2019(d)	10,000,000	10,067,950
4.20%, 8/26/2024	5,000,000	5,078,378
Series L, 3.95%, 4/21/2025	3,500,000	3,469,142
4.25%, 10/22/2026	3,000,000	3,021,023
Series L, 4.18%, 11/25/2027	4,000,000	3,965,379
BNP Paribas SA, 4.38%, 5/12/2026(a)	3,500,000	3,489,180
Citigroup, Inc., 2.50%, 7/29/2019	5,000,000	4,979,670
4.45%, 9/29/2027	5,000,000	5,059,187
Citizens Financial Group, Inc., 4.35%, 8/1/2025	6,200,000	6,260,286
4.30%, 12/3/2025	4,000,000	4,045,420
Cooperatieve Rabobank UA, 4.63%, 12/1/2023	5,000,000	5,211,561
Fifth Third Bank, 2.88%, 10/1/2021	5,000,000	4,942,434
HSBC Bank USA NA, 4.88%, 8/24/2020	3,000,000	3,106,233
HSBC Holdings plc, 4.38%, 11/23/2026	5,000,000	4,979,533
Huntington Bancshares, Inc., 7.00%, 12/15/2020(e)	2,500,000	2,723,071
2.30%, 1/14/2022	5,000,000	4,789,859
ING Groep NV, 3.95%, 3/29/2027	5,000,000	4,960,101

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Banks (continued)
JPMorgan Chase & Co., Series I, (ICE LIBOR USD 3 Month + 3.47%), 7.90%, 4/30/2018(d)(f)	$1,000,000	$1,005,100
3.88%, 9/10/2024	3,000,000	2,995,020
4.95%, 6/1/2045	1,500,000	1,623,041
People’s United Bank NA, 4.00%, 7/15/2024	2,000,000	2,016,987
PNC Bank NA, 2.70%, 11/1/2022	10,300,000	9,971,843
UBS Group Funding Switzerland AG, 2.95%, 9/24/2020(a)	5,000,000	4,962,720
2.65%, 2/1/2022(a)	5,000,000	4,847,842
4.13%, 4/15/2026(a)	2,000,000	2,006,935

		109,577,895

Beverages 1.4%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/2023	5,000,000	5,003,674
3.65%, 2/1/2026	6,000,000	5,964,292
4.90%, 2/1/2046	2,000,000	2,157,022
Anheuser-Busch InBev Worldwide, Inc., 4.00%, 4/13/2028	3,000,000	3,036,623
Dr Pepper Snapple Group, Inc., 3.40%, 11/15/2025	6,000,000	5,725,945

		21,887,556

Biotechnology 1.3%
AbbVie, Inc., 2.30%, 5/14/2021	3,500,000	3,411,800
3.60%, 5/14/2025	6,000,000	5,913,144
3.20%, 5/14/2026	2,000,000	1,900,841
Celgene Corp., 4.63%, 5/15/2044	2,350,000	2,343,577
Gilead Sciences, Inc., 4.80%, 4/1/2044	3,000,000	3,238,520
4.50%, 2/1/2045	2,500,000	2,591,895

		19,399,777

Capital Markets 2.0%
Credit Suisse Group AG,
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029(a)(d)	3,000,000	2,907,939
FMR LLC, 7.49%, 6/15/2019(a)	3,250,000	3,426,204
6.50%, 12/14/2040(a)	3,000,000	4,012,958
5.15%, 2/1/2043(a)	1,000,000	1,151,528
Goldman Sachs Group, Inc. (The), (ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(d)	7,000,000	6,786,310
Morgan Stanley, 5.75%, 1/25/2021	2,000,000	2,131,446
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028(d)	5,000,000	4,836,302
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029(d)	5,000,000	4,922,610

		30,175,297

Chemicals 1.2%
Agrium, Inc., 7.13%, 5/23/2036	1,500,000	1,924,707
5.25%, 1/15/2045	2,500,000	2,724,209
CF Industries, Inc., 7.13%, 5/1/2020	2,346,000	2,504,355
Cytec Industries, Inc., 3.95%, 5/1/2025	5,750,000	5,752,006
Mosaic Global Holdings, Inc., 7.38%, 8/1/2018	5,000,000	5,055,400

		17,960,677

Commercial Services & Supplies 0.3%
Aramark Services, Inc., 5.00%, 2/1/2028(a)	3,300,000	3,229,875
Clean Harbors, Inc., 5.13%, 6/1/2021	1,800,000	1,822,500

		5,052,375

Consumer Finance 1.8%
Ford Motor Credit Co. LLC, 3.16%, 8/4/2020	5,500,000	5,474,845
3.22%, 1/9/2022	3,500,000	3,441,012
3.10%, 5/4/2023	2,000,000	1,922,271
3.81%, 1/9/2024	3,750,000	3,676,498
Navient Solutions LLC, 0.00%, 10/3/2022(g)	14,956,000	13,145,004

		27,659,630

Containers & Packaging 0.2%
Ball Corp., 4.88%, 3/15/2026(e)	2,250,000	2,255,850

Diversified Financial Services 2.2%
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/2020	10,713,000	10,476,874
HERO Funding Trust, 4.28%, 9/20/2041	3,114,949	3,188,156
High Street Funding Trust II, 4.68%, 2/15/2048(a)	3,750,000	3,879,548
Shell International Finance BV, 3.25%, 5/11/2025	4,000,000	3,962,377
4.38%, 5/11/2045	3,000,000	3,188,112
Siemens Financieringsmaatschappij NV, 3.25%, 5/27/2025(a)	9,000,000	8,853,539

		33,548,606

Diversified Telecommunication Services 2.3%
AT&T, Inc., 3.40%, 5/15/2025	1,500,000	1,445,321
3.90%, 8/14/2027	6,000,000	6,041,307
4.30%, 2/15/2030(a)	11,522,000	11,456,186
CCO Holdings LLC, 5.13%, 2/15/2023	500,000	503,250
5.75%, 2/15/2026(a)	1,800,000	1,791,018
5.13%, 5/1/2027(a)	5,000,000	4,747,000
Verizon Communications, Inc., 3.50%, 11/1/2024	4,000,000	3,959,516
3.38%, 2/15/2025	4,980,000	4,894,916

		34,838,514

Electric Utilities 2.0%
Entergy Arkansas, Inc., 3.50%, 4/1/2026	8,255,000	8,234,360
Eversource Energy, 2.50%, 3/15/2021	10,000,000	9,847,448
ITC Holdings Corp., 3.65%, 6/15/2024	7,000,000	6,996,623
Public Service Co. of Colorado, 2.90%, 5/15/2025	2,000,000	1,941,047

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Electric Utilities (continued)
Southern Co. (The), 2.35%, 7/1/2021	$4,500,000	$4,360,688

		31,380,166

Energy Equipment & Services 0.8%
Helmerich & Payne International Drilling Co., 4.65%, 3/15/2025	1,200,000	1,245,913
Rowan Cos., Inc., 4.88%, 6/1/2022	2,830,000	2,568,225
4.75%, 1/15/2024(e)	5,000,000	4,162,500
Schlumberger Holdings Corp., 4.00%, 12/21/2025(a)	5,000,000	5,084,380

		13,061,018

Equity Real Estate Investment Trusts (REITs) 2.9%
CoreCivic, Inc., 4.13%, 4/1/2020	2,300,000	2,305,750
Corporate Office Properties LP, 3.70%, 6/15/2021	12,500,000	12,484,514
Kite Realty Group LP, 4.00%, 10/1/2026	3,750,000	3,512,972
Liberty Property LP, 3.38%, 6/15/2023	1,000,000	993,679
3.75%, 4/1/2025	9,000,000	8,981,393
Piedmont Operating Partnership LP, 4.45%, 3/15/2024	10,000,000	10,172,323
WEA Finance LLC, 2.70%, 9/17/2019(a)	7,000,000	6,966,590

		45,417,221

Food & Staples Retailing 0.6%
CVS Health Corp., 4.30%, 3/25/2028	3,000,000	3,012,782
CVS Pass-Through Trust, 6.04%, 12/10/2028	5,860,695	6,328,599

		9,341,381

Food Products 0.7%
Conagra Brands, Inc., 4.95%, 8/15/2020	1,091,000	1,132,787
Grupo Bimbo SAB de CV, 3.88%, 6/27/2024(a)	4,000,000	4,019,664
McCormick & Co., Inc., 3.15%, 8/15/2024	3,500,000	3,396,444
3.40%, 8/15/2027	3,000,000	2,871,173

		11,420,068

Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co., 3.73%, 12/15/2024	1,848,000	1,817,033

Health Care Providers & Services 1.0%
Dignity Health, 3.13%, 11/1/2022	6,000,000	5,973,852
3.81%, 11/1/2024	4,000,000	4,034,997
Express Scripts Holding Co., 4.75%, 11/15/2021	5,000,000	5,212,229

		15,221,078

Hotels, Restaurants & Leisure 0.3%
Royal Caribbean Cruises Ltd., 3.70%, 3/15/2028	5,000,000	4,792,947

Household Durables 0.6%
Newell Brands, Inc., 3.15%, 4/1/2021	2,000,000	1,979,142
3.85%, 4/1/2023	4,000,000	3,992,214
4.20%, 4/1/2026	4,000,000	3,960,062

		9,931,418

Independent Power and Renewable Electricity Producers 0.3%
Exelon Generation Co. LLC, 4.25%, 6/15/2022	5,000,000	5,163,645

Industrial Conglomerates 0.3%
General Electric Co., 6.00%, 8/7/2019	573,000	594,014
5.30%, 2/11/2021	1,718,000	1,801,491
4.65%, 10/17/2021	1,432,000	1,495,145
5.40%, 5/15/2022	1,125,000	1,202,662

		5,093,312

Insurance 2.4%
Five Corners Funding Trust, 4.42%, 11/15/2023(a)	4,750,000	4,961,236
Liberty Mutual Group, Inc., 4.95%, 5/1/2022(a)	8,000,000	8,447,269
MassMutual Global Funding II, 3.60%, 4/9/2024(a)	3,000,000	3,045,080
Metropolitan Life Global Funding I, 3.45%, 12/18/2026(a)	7,500,000	7,325,614
Nuveen Finance LLC, 2.95%, 11/1/2019(a)	2,000,000	1,995,721
4.13%, 11/1/2024(a)	11,650,000	11,861,328

		37,636,248

Internet & Direct Marketing Retail 0.5%
Amazon.com, Inc., 2.80%, 8/22/2024(a)	7,500,000	7,277,280

Media 1.8%
21st Century Fox America, Inc., 3.70%, 10/15/2025	4,500,000	4,547,241
Charter Communications Operating LLC, 4.91%, 7/23/2025	5,000,000	5,109,530
Comcast Corp., 3.38%, 8/15/2025	5,500,000	5,380,972
Discovery Communications LLC, 4.90%, 3/11/2026 (e)	5,500,000	5,701,023
NBCUniversal Media LLC, 4.38%, 4/1/2021	4,000,000	4,155,751
Time Warner Cable LLC, 6.75%, 7/1/2018	3,250,000	3,280,627

		28,175,144

Metals & Mining 0.1%
Glencore Finance Canada Ltd., 4.95%, 11/15/2021(a)	2,000,000	2,083,600

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Multiline Retail 0.1%
Dollar Tree, Inc., 5.75%, 3/1/2023	$2,000,000	$2,087,650

Multi-Utilities 2.0%
Ameren Corp., 3.65%, 2/15/2026	4,900,000	4,839,140
Ameren Illinois Co., 3.25%, 3/1/2025	5,500,000	5,454,735
Black Hills Corp., 3.95%, 1/15/2026	6,890,000	7,009,557
3.15%, 1/15/2027	2,000,000	1,882,670
DTE Energy Co., Series B, 3.30%, 6/15/2022	4,000,000	3,998,774
Southern Co. Gas Capital Corp., 3.88%, 11/15/2025	7,000,000	7,010,944
3.25%, 6/15/2026	1,250,000	1,198,783

		31,394,603

Oil, Gas & Consumable Fuels 7.7%
Anadarko Petroleum Corp., 5.55%, 3/15/2026	6,000,000	6,549,890
6.60%, 3/15/2046	2,000,000	2,514,589
Baytex Energy Corp., 5.13%, 6/1/2021(a)	4,800,000	4,488,000
BP AMI Leasing, Inc., 5.52%, 5/8/2019(a)	3,000,000	3,095,858
BP Capital Markets plc, 3.56%, 11/1/2021	8,000,000	8,116,389
Canadian Natural Resources Ltd., 2.95%, 1/15/2023	3,000,000	2,913,017
3.85%, 6/1/2027	1,500,000	1,466,819
Continental Resources, Inc., 4.50%, 4/15/2023	5,396,875	5,457,590
Enbridge Energy Partners LP, 5.20%, 3/15/2020	4,500,000	4,645,073
7.38%, 10/15/2045(e)	1,575,000	2,034,957
Energy Transfer Equity LP, 5.50%, 6/1/2027(e)	4,000,000	4,010,000
Energy Transfer Partners LP, 4.20%, 4/15/2027	4,000,000	3,861,558
6.50%, 2/1/2042	2,000,000	2,160,230
Enterprise Products Operating LLC, 4.85%, 3/15/2044	2,000,000	2,094,640
Kinder Morgan Energy Partners LP, 4.15%, 2/1/2024	5,000,000	5,015,764
Kinder Morgan, Inc., 4.30%, 3/1/2028	3,750,000	3,733,645
5.55%, 6/1/2045	1,500,000	1,574,187
Marathon Oil Corp., 2.80%, 11/1/2022	2,000,000	1,927,930
3.85%, 6/1/2025	3,000,000	2,964,268
6.60%, 10/1/2037	2,500,000	3,015,605
MPLX LP, 4.88%, 6/1/2025	1,500,000	1,566,228
4.00%, 3/15/2028	5,500,000	5,420,335
Murphy Oil Corp., 4.45%, 12/1/2022(e)	8,016,000	7,755,480
Nexen Energy ULC, 7.40%, 5/1/2028	2,000,000	2,495,278
NGPL PipeCo LLC, 4.38%, 8/15/2022(a)	1,250,000	1,242,187
Petroleos Mexicanos, 3.50%, 1/30/2023	5,000,000	4,805,000
6.35%, 2/12/2048(a)	1,855,000	1,792,394
Sabine Pass Liquefaction LLC, 5.63%, 3/1/2025	1,500,000	1,613,764
5.88%, 6/30/2026	2,000,000	2,185,999
4.20%, 3/15/2028	1,750,000	1,724,548
Spectra Energy Partners LP, 4.60%, 6/15/2021	2,700,000	2,785,745
4.75%, 3/15/2024	5,500,000	5,777,211
Williams Partners LP, 4.85%, 3/1/2048	3,000,000	2,969,631
WPX Energy, Inc., 6.00%, 1/15/2022	4,800,000	4,932,000

		118,705,809

Pharmaceuticals 1.4%
Allergan Finance LLC, 3.25%, 10/1/2022	7,000,000	6,854,108
Allergan Funding SCS, 3.85%, 6/15/2024	1,500,000	1,481,974
3.80%, 3/15/2025	1,000,000	982,384
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/2026	6,000,000	5,594,691
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/2023	4,000,000	3,389,130
3.15%, 10/1/2026(e)	3,500,000	2,809,672

		21,111,959

Road & Rail 0.4%
Burlington Northern Santa Fe LLC, 4.90%, 4/1/2044	5,500,000	6,154,906

Semiconductors & Semiconductor Equipment 0.5%
QUALCOMM, Inc., 2.60%, 1/30/2023	8,000,000	7,672,902

Software 0.7%
Microsoft Corp., 3.30%, 2/6/2027	5,500,000	5,460,235
Oracle Corp., 2.40%, 9/15/2023	5,000,000	4,789,112

		10,249,347

Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc., 3.00%, 2/9/2024	5,250,000	5,190,774
2.45%, 8/4/2026	4,000,000	3,708,011

		8,898,785

Thrifts & Mortgage Finance 0.6%
BPCE SA, 5.70%, 10/22/2023(a)	3,000,000	3,213,183
4.50%, 3/15/2025(a)	6,500,000	6,526,819

		9,740,002

Tobacco 1.0%
Altria Group, Inc., 4.75%, 5/5/2021	4,000,000	4,180,988
4.00%, 1/31/2024	3,250,000	3,321,189
Reynolds American, Inc., 4.85%, 9/15/2023	7,000,000	7,388,593

		14,890,770

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Trading Companies & Distributors 0.1%
GATX Corp., 5.20%, 3/15/2044	$1,000,000	$1,079,263

Water Utilities 0.2%
American Water Capital Corp., 3.85%, 3/1/2024	2,550,000	2,623,207

Total Corporate Bonds (cost $790,255,679)		789,379,381

Loan Participations 1.0%

	Principal Amount	Value
Air Freight & Logistics 0.1%
Capstone Logistics, 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.50%), 6.38%, 10/7/2021(d)	977,728	956,033

Electrical Equipment 0.1%
Sensata Technologies BV, Term Loan, (ICE LIBOR USD 1 Month + 1.75%), 3.50%, 10/14/2021(d)	1,844,633	1,855,867

IT Services 0.3%
First Data Corp., 1st Lien New Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 4.12%, 7/8/2022(d)	2,977,623	2,981,643
Si Organization/Vencore Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.75%), 6.63%, 11/23/2019(d)	1,778,547	1,782,993

		4,764,636

Software 0.3%
TIBCO Software, Inc., Tranche B Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 5.38%, 12/4/2020(d)	4,850,875	4,864,021

Specialty Retail 0.2%
Camping World, Inc., Tranche B Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.70%, 11/8/2023 (d)	1,329,570	1,332,070
PetSmart Inc., 1st Lien Tranche B Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.68%, 3/11/2022(d)	1,945,000	1,556,661

		2,888,731

Total Loan Participations (cost $15,577,601)		15,329,288

Mortgage-Backed Securities 13.6%

	Principal Amount	Value
FNMA Pool
Pool# 464279 4.30%, 7/1/2021	1,411,276	1,429,522
Pool# 874296 6.35%, 2/1/2025	2,343,747	2,531,803
Pool# 464969 6.34%, 4/1/2028	2,413,511	2,807,688
Pool# 468516 5.17%, 6/1/2028	908,123	975,162
Pool# AM7073 6.41%, 1/1/2030	1,524,653	1,665,558
Pool# 468127 5.70%, 5/1/2041	1,200,419	1,328,421
Pool# AR9398 3.50%, 6/1/2043	2,306,332	2,325,198
Pool# AN0360 3.95%, 12/1/2045	10,000,000	10,467,560
Pool# BC0180 4.00%, 1/1/2046	9,501,104	9,756,833
Pool# AS7908 3.00%, 9/1/2046	32,237,580	31,470,370
Pool# BC9003 3.00%, 11/1/2046	47,341,287	46,214,407
Pool# AS8483 3.00%, 12/1/2046	7,819,887	7,633,682
Pool# MA2863 3.00%, 1/1/2047	23,602,191	23,040,184
Pool# AS8784 3.00%, 2/1/2047	7,634,012	7,452,127
Pool# BE7557 3.50%, 2/1/2047	14,794,359	14,842,260
Pool# BM2003 4.00%, 10/1/2047	23,141,151	23,764,010
Pool# BJ3716 3.50%, 12/1/2047	9,924,204	9,954,903
Pool# MA3210 3.50%, 12/1/2047	4,978,364	4,992,770
Pool# BM3355 3.50%, 2/1/2048	7,962,807	7,988,608

Total Mortgage-Backed Securities (cost $216,419,428)		210,641,066

Municipal Bonds 2.4%

	Principal Amount	Value
California 1.3%
Northern California Power Agency, RB, Series B, 7.31%, 6/1/2040	3,885,000	5,180,881
State of California, GO 5.70%, 11/1/2021	10,250,000	11,245,787
6.65%, 3/1/2022	4,000,000	4,455,920

		20,882,588

District of Columbia 0.8%
Metropolitan Washington Airports Authority, RB Series D, 7.46%, 10/1/2046	6,000,000	8,889,180
Series D, 8.00%, 10/1/2047	2,000,000	2,779,040

		11,668,220

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Bond Fund

Municipal Bonds (continued)

	Principal Amount	Value
New York 0.3%
New York City Transitional Finance Authority, RB, Subseries B-2, 2.40%, 8/1/2025	$4,220,000	$4,000,982

Total Municipal Bonds (cost $33,478,232)		36,551,790

U.S. Government Agency Securities 1.4%

	Principal Amount	Value
FHLB, 5.00%, 3/12/2021	5,000,000	5,361,575
Tennessee Valley Authority, 5.88%, 4/1/2036	11,793,000	16,112,139

Total U.S. Government Agency Securities (cost $19,508,415)		21,473,714

U.S. Treasury Obligations 6.1%

	Principal Amount	Value
U.S. Treasury Notes 1.25%, 10/31/2018	10,500,000	10,455,293
1.13%, 3/31/2020	8,000,000	7,817,500
1.63%, 10/15/2020(e)	6,000,000	5,891,953
2.00%, 8/31/2021	5,000,000	4,924,805
1.75%, 11/30/2021	9,000,000	8,770,781
2.00%, 5/31/2024	43,000,000	41,399,258
2.25%, 10/31/2024(e)	15,000,000	14,616,211

Total U.S. Treasury Obligations (cost $96,035,244)		93,875,801

Repurchase Agreements 1.1%

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc. 1.81%, dated 3/29/2018, due 4/2/2018, repurchase price $9,463,768, collateralized by U.S. Government Agency Securities, ranging from 1.92% - 4.00%, maturing 2/25/2031 - 3/1/2059; total market value $9,651,102.(h)	9,461,865	9,461,865
Nomura Securities International, Inc. 1.80%, dated 3/29/2018, due 4/2/2018, repurchase price $3,000,600, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 7.88%, maturing 4/26/2018 - 2/15/2048; total market value $3,060,000.(h)	3,000,000	3,000,000
RBS Securities, Inc. 1.75%, dated 3/29/2018, due 4/5/2018, repurchase price $5,001,702, collateralized by U.S. Government Treasury Securities, ranging from 1.00% - 8.75%, maturing 11/30/2019 - 2/15/2048; total market value $5,100,028.(h)	5,000,000	5,000,000

Total Repurchase Agreements (cost $17,461,865)		17,461,865

Total Investments (cost $1,560,604,729) — 100.7%		1,555,768,803
Liabilities in excess of other assets — (0.7)%		(10,656,643)

NET ASSETS — 100.0%		$1,545,112,160

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2018 was $431,995,827 which represents 27.96% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2018.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2018.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2018.
(e)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $29,253,669, which was collateralized by cash used to purchase repurchase agreements with a total value of $17,461,865 and by $12,875,116 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 9.13%, and maturity dates ranging from 4/30/2018 - 5/15/2046, a total value of $30,336,981.
(f)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2018. The maturity date reflects the next call date.
(g)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(h)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2018 was $17,461,865.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Bond Fund

CLO	Collateralized Loan Obligations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

Currency:

USD	United States Dollar

Futures contracts outstanding as of March 31, 2018 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	1,215	6/2018	USD	258,320,391	40,417
U.S. Treasury Long Bond	1,122	6/2018	USD	164,513,250	3,777,817

					3,818,234

Short Contracts
U.S. Treasury 10 Year Note	(2,082)	6/2018	USD	(252,214,781)	(2,132,386)
U.S. Treasury 5 Year Note	(1,685)	6/2018	USD	(192,866,680)	(662,499)

					(2,794,885)

					1,023,349

At March 31, 2018, the Fund had $1,427,200 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$264,915,895	$—	$264,915,895
Collateralized Mortgage Obligations	—	33,250,314	—	33,250,314
Commercial Mortgage-Backed Securities	—	72,889,689	—	72,889,689
Corporate Bonds	—	789,379,381	—	789,379,381
Futures Contracts	3,818,234	—	—	3,818,234
Loan Participations	—	15,329,288	—	15,329,288
Mortgage-Backed Securities	—	210,641,066	—	210,641,066
Municipal Bonds	—	36,551,790	—	36,551,790
Repurchase Agreements	—	17,461,865	—	17,461,865
U.S. Government Agency Securities	—	21,473,714	—	21,473,714
U.S. Treasury Obligations	—	93,875,801	—	93,875,801

Total Assets	$3,818,234	$1,555,768,803	$—	$1,559,587,037

Liabilities:
Futures Contracts	$(2,794,885)	$—	$—	$(2,794,885)

Total Liabilities	$(2,794,885)	$—	$—	$(2,794,885)

Total	$1,023,349	$1,555,768,803	$—	$1,556,792,152

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Bond Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2018

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$3,818,234

Total		$3,818,234

Liabilities:
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(2,794,885)

Total		$(2,794,885)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Asset-Backed Securities 10.6%

	Principal Amount	Value
Airlines 0.5%
American Airlines Pass-Through Trust Series 2016-2, Class AA, 3.20%, 6/15/2028	$1,867,560	$1,784,453
Series 2016-2, Class A, 3.65%, 6/15/2028	7,982,160	7,827,067

		9,611,520

Automobiles 0.5%
Ally Auto Receivables Trust, Series 2017-3, Class A2, 1.53%, 3/16/2020	3,439,259	3,426,273
Toyota Auto Receivables Owner Trust, Series 2017-B, Class A2A, 1.46%, 1/15/2020	5,808,551	5,784,994

		9,211,267

Credit Card 5.6%
BA Credit Card Trust, Series 2015-A2, Class A, 1.36%, 9/15/2020	4,967,000	4,965,143
Capital One Multi-Asset Execution Trust, Series 2014-A4, Class A4, 2.14%, 6/15/2022(a)	28,010,000	28,084,759
Chase Issuance Trust Series 2015-A5, Class A5, 1.36%, 4/15/2020	2,200,000	2,199,178
Series 2016-A2, Class A, 1.37%, 6/15/2021	16,410,000	16,177,519
Citibank Credit Card Issuance Trust Series 2016-A1, Class A1, 1.75%, 11/19/2021	32,530,000	32,050,824
Series 2018-A1, Class A1, 2.49%, 1/20/2023	18,890,000	18,728,955

		102,206,378

Home Equity 0.5%
Accredited Mortgage Loan Trust, Series 2005-4, Class A2D, 2.19%, 12/25/2035(a)	557,974	557,049
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A3, 2.07%, 1/25/2036(a)	1,092,587	1,084,390
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 2.15%, 2/25/2036(a)	4,990,897	4,960,620
RASC Trust Series 2004-KS5, Class MII1, 2.65%, 6/25/2034(a)	803,474	772,083
Series 2005-KS9, Class M5, 2.50%, 10/25/2035(a)	1,680,000	1,678,863
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-NC1, Class A4, 2.02%, 5/25/2036(a)	672,136	669,795

		9,722,800

Other 2.5%
Carrington Mortgage Loan Trust Series 2005-OPT2, Class M4, 2.85%, 5/25/2035(a)	3,954,000	3,989,320
Series 2006-NC1, Class A4, 2.18%, 1/25/2036(a)	6,000,000	5,927,779
Series 2006-RFC1, Class A3, 2.02%, 5/25/2036(a)	370,441	369,930
Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH1, Class M2, 2.43%, 1/25/2036(a)	639,927	640,354
Series 2006-WFH4, Class M1, 2.15%, 11/25/2036(a)	4,968,000	4,901,840
Countrywide Asset-Backed Certificates, Series 2005-15, Class 2AV3, 2.24%, 4/25/2036(a)	3,305,312	3,225,980
GSAMP Trust, Series 2006-HE1, Class M1, 2.26%, 1/25/2036(a)	1,860,000	1,838,762
JP Morgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF1, 1.97%, 3/25/2047(a)	927,511	656,047
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WWF1, Class M4, 3.52%, 12/25/2034(a)	5,460,000	5,482,151
Series 2004-WHQ2, Class M3, 2.91%, 2/25/2035(a)	3,026,258	3,044,942
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class AV1B, 2.13%, 4/25/2035(a)	2,330,563	2,306,695
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-WF4, Class M4, 2.45%, 11/25/2035(a)	5,800,000	5,832,941
Series 2006-AM1, Class A4, 2.03%, 4/25/2036(a)	272,588	271,603
Verizon Owner Trust, Series 2016-2A, Class A, 1.68%, 5/20/2021(b)	6,670,000	6,594,599

		45,082,943

Student Loan 1.0%
Navient Student Loan Trust Series 2016-6A, Class A1, 2.35%, 3/25/2066(a)(b)	2,264,334	2,269,820
Series 2017-3A, Class A1, 2.17%, 7/26/2066(a)(b)	3,861,797	3,863,781
Series 2017-1A, Class A1, 2.27%, 7/26/2066(a)(b)	2,066,176	2,067,546
Series 2017-4A, Class A1, 2.11%, 9/27/2066(a)(b)	6,947,135	6,947,133
Series 2018-2A, Class A1, 2.22%, 3/25/2067(a)(b)	3,890,000	3,888,438

		19,036,718

Total Asset-Backed Securities (cost $188,177,093)		194,871,626

Collateralized Mortgage Obligations 4.2%

	Principal Amount	Value
FHLMC Structured Agency Credit Risk Debt Notes Series 2017-DNA2, Class M2, 5.32%, 10/25/2029(a)	8,600,000	9,353,190
Series 2017-HQA2, Class M2, 4.52%, 12/25/2029(a)	3,100,000	3,196,303
Series 2017-HQA3, Class M2, 4.22%, 4/25/2030(a)	7,360,000	7,453,344
Series 2018-DNA1, Class M2, 3.67%, 7/25/2030(a)	6,030,000	5,968,069
Series 2018-HQA1, Class M2, 4.15%, 9/25/2030(a)	9,910,000	9,961,829
FNMA Series 2017-C03, Class 1M2, 4.87%, 10/25/2029(a)	3,870,000	4,104,889
Series 2017-C04, Class 2M2, 4.72%, 11/25/2029(a)	4,525,000	4,711,916
Series 2017-C05, Class 1M2, 4.07%, 1/25/2030(a)	6,325,000	6,407,354
Series 2017-C06, Class 2M2, 4.67%, 2/25/2030(a)	3,720,000	3,848,203

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Value
FNMA (continued)
Series 2017-C07, Class 2M2, 4.37%, 5/25/2030(a)	$7,160,000	$7,270,870
Series 2018-C01, Class 1M2, 4.12%, 7/25/2030(a)	8,240,000	8,346,196
Series 2018-C02, Class 2M2, 4.07%, 8/25/2030(a)	6,670,000	6,706,064

Total Collateralized Mortgage Obligations (cost $76,151,672)		77,328,227

Commercial Mortgage-Backed Securities 4.8%

	Principal Amount	Value
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class A5, 3.62%, 2/10/2049	2,340,000	2,353,511
Series 2017-C4, Class A1, 2.12%, 10/12/2050	4,044,165	3,978,398
Series 2017-C4, Class A4, 3.47%, 10/12/2050	3,771,000	3,736,002
COMM Mortgage Trust Series 2013-LC6, Class XB, IO, 0.37%, 1/10/2046(a)(b)	30,500,000	534,692
Series 2013-CR6, Class XB, IO, 0.53%, 3/10/2046(a)	33,000,000	800,240
Series 2014-CR16, Class XA, IO, 1.17%, 4/10/2047(a)	44,547,727	1,905,195
Series 2014-CR17, Class XA, IO, 1.12%, 5/10/2047(a)	33,412,571	1,465,205
Series 2014-UBS3, Class XA, IO, 1.29%, 6/10/2047(a)	26,544,865	1,323,901
Series 2014-UBS6, Class XA, IO, 1.01%, 12/10/2047(a)	20,264,557	906,750
Series 2015-LC21, Class A4, 3.71%, 7/10/2048	2,160,000	2,191,814
Series 2017-COR2, Class A1, 2.11%, 9/10/2050	2,604,527	2,553,155
CSAIL Commercial Mortgage Trust Series 2016-C7, Class A5, 3.50%, 11/15/2049	1,800,000	1,787,565
Series 2015-C2, Class XA, IO, 0.84%, 6/15/2057(a)	38,410,698	1,650,849
GS Mortgage Securities Corp. II, Series 2015-GC30, Class XA, IO, 0.88%, 5/10/2050(a)	47,736,959	1,982,884
GS Mortgage Securities Trust Series 2014-GC18, Class XA, IO, 1.11%, 1/10/2047(a)	64,806,272	2,841,949
Series 2014-GC26, Class XA, IO, 1.06%, 11/10/2047(a)	35,330,164	1,781,403
Series 2015-GC32, Class A4, 3.76%, 7/10/2048	2,250,000	2,294,361
Series 2015-GC34, Class AAB, 3.28%, 10/10/2048	2,045,000	2,046,503
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A1, 2.08%, 10/15/2050	4,202,874	4,128,114
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16, Class XA, IO, 1.16%, 6/15/2047(a)	33,397,417	1,485,100
Series 2015-C24, Class A4, 3.73%, 5/15/2048	4,795,000	4,871,147
Series 2017-C34, Class A1, 2.11%, 11/15/2052	5,988,275	5,894,300
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A4, 3.78%, 5/15/2048(a)	4,550,000	4,637,538
UBS Commercial Mortgage Trust Series 2017-C2, Class A4, 3.49%, 8/15/2050	2,700,000	2,682,625
Series 2017-C4, Class A1, 2.13%, 10/15/2050	3,559,739	3,497,476
Series 2017-C4, Class A4, 3.56%, 10/15/2050	3,500,000	3,492,180
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class ASB, 2.79%, 4/10/2046	4,615,000	4,600,612
Wells Fargo Commercial Mortgage Trust Series 2015-C29, Class A4, 3.64%, 6/15/2048	2,890,000	2,914,662
Series 2016-LC24, Class A4, 2.94%, 10/15/2049	1,500,000	1,434,985
Series 2016-NXS6, Class A4, 2.92%, 11/15/2049	4,700,000	4,490,229
Series 2017-C39, Class A5, 3.42%, 9/15/2050	2,713,000	2,683,041
Series 2017-C40, Class A1, 2.11%, 10/15/2050	2,628,745	2,585,201
Series 2016-LC25, Class A4, 3.64%, 12/15/2059	2,225,000	2,252,894
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class XA, IO, 1.30%, 3/15/2047(a)	26,891,740	1,274,004

Total Commercial Mortgage-Backed Securities (cost $91,078,835)		89,058,485

Corporate Bonds 31.8%

	Principal Amount	Value
Aerospace & Defense 0.0%†
Arconic, Inc., 5.13%, 10/1/2024	95,000	96,662

Auto Components 0.0%†
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/2023	20,000	20,125
IHO Verwaltungs GmbH, 4.50%, 9/15/2023(b)(c)	240,000	232,800
ZF North America Capital, Inc., 4.00%, 4/29/2020(b)	170,000	171,700

		424,625

Automobiles 0.2%
General Motors Co., 6.60%, 4/1/2036	3,235,000	3,707,504

Banks 6.0%
Banco de Credito e Inversiones SA, 3.50%, 10/12/2027(b)	200,000	187,025
Banco Santander SA, 3.13%, 2/23/2023	5,000,000	4,845,576
Bank of America Corp., 4.45%, 3/3/2026	6,110,000	6,241,607
(ICE LIBOR USD 3 Month + 1.51%), 3.70%, 4/24/2028(d)	13,155,000	12,935,444
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029(d)	6,745,000	6,762,439
Banque Centrale de Tunisie International Bond, Reg. S, 5.75%, 1/30/2025	200,000	190,250
BNP Paribas SA, 3.50%, 3/1/2023(b)	8,225,000	8,159,771
Capital One NA, 2.35%, 1/31/2020	10,810,000	10,634,900

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Banks (continued)
CIT Group, Inc., 5.50%, 2/15/2019(b)	$49,000	$50,164
3.88%, 2/19/2019	375,000	377,250
4.13%, 3/9/2021	45,000	45,225
Citigroup, Inc., 2.70%, 3/30/2021	6,355,000	6,264,328
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028(d)	4,740,000	4,575,795
Corp. Financiera de Desarrollo SA, (ICE LIBOR USD 3 Month + 5.61%), 5.25%, 7/15/2029(b)(d)	338,000	342,225
Huntington National Bank (The), 2.50%, 8/7/2022	6,145,000	5,923,533
JPMorgan Chase & Co., (ICE LIBOR USD 3 Month + 1.16%), 3.22%, 3/1/2025(d)	8,895,000	8,670,762
(ICE LIBOR USD 3 Month + 1.22%), 3.90%, 1/23/2049(d)	3,275,000	3,122,426
Kreditanstalt fuer Wiederaufbau, 2.38%, 12/29/2022	11,110,000	10,912,893
Oesterreichische Kontrollbank AG, 2.88%, 3/13/2023	9,665,000	9,673,912
Santander UK plc, 2.13%, 11/3/2020	9,710,000	9,484,375
TC Ziraat Bankasi A/S, Reg. S, 4.25%, 7/3/2019	200,000	199,636
5.13%, 5/3/2022(b)	200,000	195,904
Vnesheconombank, Reg. S, 6.90%, 7/9/2020	200,000	212,119

		110,007,559

Beverages 1.0%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/2046	2,495,000	2,690,885
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058	15,840,000	16,201,651

		18,892,536

Biotechnology 0.8%
AbbVie, Inc., 2.50%, 5/14/2020	5,910,000	5,833,529
Celgene Corp., 3.90%, 2/20/2028	6,010,000	5,917,042
Gilead Sciences, Inc., 4.75%, 3/1/2046	3,130,000	3,372,242

		15,122,813

Building Products 0.0%†
Jeld-Wen, Inc., 4.63%, 12/15/2025(b)	25,000	23,812
4.88%, 12/15/2027(b)	50,000	47,250
USG Corp.,
5.50%, 3/1/2025(b)	125,000	130,313

		201,375

Capital Markets 3.3%
Credit Suisse Group AG, (ICE LIBOR USD 3 Month + 1.20%), 3.00%, 12/14/2023(b)(d)	8,530,000	8,269,838
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029(b)(d)	6,320,000	6,126,057
Goldman Sachs Group, Inc. (The), (ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(d)	9,300,000	9,016,097
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038(d)	8,005,000	7,727,089
5.15%, 5/22/2045	5,495,000	5,914,096
Huarong Finance 2017 Co. Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.77%), 4.50%, 1/24/2022(d)(e)(f)	200,000	196,194
Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.98%), 4.00%, 11/07/2022(d)(e)	200,000	192,047
LPL Holdings, Inc., 5.75%, 9/15/2025(b)	295,000	291,224
Morgan Stanley, 2.50%, 4/21/2021	5,000,000	4,899,168
2.75%, 5/19/2022	5,690,000	5,549,004
3.88%, 1/27/2026	4,100,000	4,096,436
3.63%, 1/20/2027	7,245,000	7,091,499
MSCI, Inc., 5.25%, 11/15/2024(b)	390,000	398,190
5.75%, 8/15/2025(b)	280,000	292,516

		60,059,455

Chemicals 0.1%
CF Industries, Inc., 5.38%, 3/15/2044	140,000	126,917
CNAC HK Finbridge Co. Ltd., Reg. S, 3.50%, 7/19/2022	200,000	193,415
NOVA Chemicals Corp., 5.25%, 8/1/2023(b)	225,000	226,406
4.88%, 6/1/2024(b)	345,000	330,338
5.00%, 5/1/2025(b)	285,000	273,514
5.25%, 6/1/2027(b)	245,000	232,750
WR Grace & Co.-Conn., 5.13%, 10/1/2021(b)	95,000	97,256
5.63%, 10/1/2024(b)	70,000	72,100

		1,552,696

Commercial Services & Supplies 0.2%
ADT Corp. (The), 4.88%, 7/15/2032(b)	230,000	198,950
Aramark Services, Inc., 5.13%, 1/15/2024	210,000	214,200
5.00%, 2/1/2028(b)	115,000	112,556
Harland Clarke Holdings Corp., 8.38%, 8/15/2022(b)	330,000	335,775
Nielsen Co. Luxembourg SARL (The), 5.50%, 10/1/2021(b)	145,000	146,994
Nielsen Finance LLC, 4.50%, 10/1/2020	115,000	115,121
5.00%, 4/15/2022(b)	815,000	814,364
Prime Security Services Borrower LLC, 9.25%, 5/15/2023(b)	130,000	140,878
RR Donnelley & Sons Co., 7.63%, 6/15/2020	278,000	292,512
7.88%, 3/15/2021(f)	190,000	197,115
6.50%, 11/15/2023(f)	323,000	318,155
6.00%, 4/1/2024	96,000	91,680
West Corp., 8.50%, 10/15/2025(b)	455,000	440,213

		3,418,513

Communications Equipment 0.0%†
CommScope Technologies LLC, 6.00%, 6/15/2025(b)	225,000	234,113
CommScope, Inc., 5.00%, 6/15/2021(b)	205,000	207,818
5.50%, 6/15/2024(b)	55,000	56,169
Riverbed Technology, Inc., 8.88%, 3/1/2023(b)	190,000	180,500

		678,600

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Construction & Engineering 0.0%†
Mexico City Airport Trust, 5.50%, 7/31/2047(b)	$200,000	$182,500

Consumer Finance 0.6%
Ally Financial, Inc., 3.60%, 5/21/2018	315,000	315,000
3.25%, 11/5/2018	590,000	590,737
8.00%, 3/15/2020	750,000	806,250
Ford Motor Credit Co. LLC, 3.10%, 5/4/2023	4,985,000	4,791,259
Navient Corp., 8.45%, 6/15/2018	135,000	136,148
5.50%, 1/15/2019	115,000	116,265
4.88%, 6/17/2019	750,000	756,000
8.00%, 3/25/2020	295,000	313,438
5.88%, 3/25/2021	175,000	178,937
6.63%, 7/26/2021	100,000	103,875
6.13%, 3/25/2024	305,000	303,856
5.88%, 10/25/2024	355,000	347,900
6.75%, 6/25/2025(f)	140,000	141,925
OneMain Financial Holdings LLC, 7.25%, 12/15/2021(b)	355,000	367,869
Springleaf Finance Corp., 8.25%, 12/15/2020	135,000	146,981
7.75%, 10/1/2021	195,000	211,088
6.13%, 5/15/2022	365,000	371,059
6.88%, 3/15/2025	300,000	301,125

		10,299,712

Containers & Packaging 0.2%
Ardagh Packaging Finance plc, 4.25%, 9/15/2022(b)	205,000	203,975
6.00%, 2/15/2025(b)	255,000	256,275
Ball Corp., 4.38%, 12/15/2020	125,000	127,031
5.00%, 3/15/2022	195,000	201,825
Berry Global, Inc., 5.13%, 7/15/2023	270,000	273,046
BWAY Holding Co., 5.50%, 4/15/2024(b)	160,000	161,000
Crown Americas LLC, 4.75%, 2/1/2026(b)	195,000	188,662
Owens-Brockway Glass Container, Inc., 5.00%, 1/15/2022(b)	370,000	373,589
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020	586,310	593,639
6.87%, 2/15/2021	55,446	56,208
5.13%, 7/15/2023(b)	425,000	429,123
Sealed Air Corp., 5.50%, 9/15/2025(b)	125,000	129,375

		2,993,748

Diversified Consumer Services 0.1%
Service Corp. International, 5.38%, 1/15/2022	200,000	203,998
5.38%, 5/15/2024	540,000	561,087
ServiceMaster Co. LLC (The), 5.13%, 11/15/2024(b)	150,000	145,125

		910,210

Diversified Financial Services 0.0%†
Banco Nacional de Desenvolvimento Economico e Social, 4.75%, 5/9/2024(b)	200,000	199,436
Charming Light Investments Ltd., Reg. S, 4.38%, 12/21/2027	200,000	190,912

		390,348

Diversified Telecommunication Services 2.3%
Altice France SA, 6.00%, 5/15/2022(b)	860,000	840,633
6.25%, 5/15/2024(b)	230,000	216,775
7.38%, 5/1/2026(b)	590,000	561,975
AT&T, Inc., 3.90%, 8/14/2027	6,085,000	6,126,892
5.25%, 3/1/2037	9,550,000	10,102,703
4.75%, 5/15/2046	4,010,000	3,894,690
Bell Canada, Inc., 4.46%, 4/1/2048	3,880,000	3,948,521
CCO Holdings LLC, 5.25%, 9/30/2022	330,000	334,953
5.13%, 5/1/2023(b)	675,000	675,844
5.75%, 2/15/2026(b)	520,000	517,405
5.88%, 5/1/2027(b)	165,000	165,000
5.00%, 2/1/2028(b)	380,000	356,250
Embarq Corp., 8.00%, 6/1/2036	970,000	914,225
Frontier Communications Corp., 8.13%, 10/1/2018(f)	95,000	95,969
7.13%, 1/15/2023	70,000	47,228
7.63%, 4/15/2024	150,000	93,750
11.00%, 9/15/2025(f)	1,305,000	977,934
9.00%, 8/15/2031	625,000	379,688
Intelsat Jackson Holdings SA, 5.50%, 8/1/2023(f)	265,000	213,325
Intelsat Luxembourg SA, 8.13%, 6/1/2023	171,000	82,080
Level 3 Financing, Inc., 5.38%, 8/15/2022	225,000	225,000
5.13%, 5/1/2023	215,000	210,969
5.38%, 1/15/2024	195,000	190,004
Qwest Corp., 6.88%, 9/15/2033	412,000	392,080
Telecom Italia Capital SA, 6.00%, 9/30/2034	245,000	254,114
Verizon Communications, Inc., 4.27%, 1/15/2036	9,565,000	9,156,232
Virgin Media Finance plc, 6.00%, 10/15/2024(b)	220,000	217,800
Virgin Media Secured Finance plc, 5.50%, 8/15/2026(b)	355,000	345,014

		41,537,053

Electric Utilities 1.1%
Abengoa Transmision Sur SA, 6.88%, 4/30/2043(b)	198,740	216,627
Commonwealth Edison Co., 4.00%, 3/1/2048	8,025,000	8,066,026
Duke Energy Corp., 1.80%, 9/1/2021	7,320,000	6,967,551
Eskom Holdings SOC Ltd., 7.13%, 2/11/2025(b)	200,000	204,172
Southern Co. (The), 4.40%, 7/1/2046	4,205,000	4,208,918

		19,663,294

Electronic Equipment, Instruments & Components 0.0%†
CDW LLC, 5.00%, 9/1/2023	215,000	217,978
5.00%, 9/1/2025	100,000	99,500
Flex Ltd., 5.00%, 2/15/2023	40,000	41,983
Tsinghua Unic Ltd., Reg. S, 5.38%, 1/31/2023	200,000	195,453

		554,914

Energy Equipment & Services 0.0%†
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/2027(b)	200,000	198,028

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Energy Equipment & Services (continued)
Precision Drilling Corp., 6.50%, 12/15/2021(f)	$192,000	$193,440
7.75%, 12/15/2023	100,000	103,875
5.25%, 11/15/2024(f)	320,000	300,000

		795,343

Equity Real Estate Investment Trusts (REITs) 0.5%
Corporate Office Properties LP, 3.60%, 5/15/2023	5,645,000	5,527,937
Equinix, Inc., 5.88%, 1/15/2026	175,000	182,437
ESH Hospitality, Inc., 5.25%, 5/1/2025(b)	350,000	340,480
Iron Mountain US Holdings, Inc., 5.38%, 6/1/2026(b)	75,000	71,719
Iron Mountain, Inc., 6.00%, 8/15/2023	335,000	346,259
5.75%, 8/15/2024	605,000	586,094
5.25%, 3/15/2028(b)	145,000	136,481
MPT Operating Partnership LP, 6.38%, 3/1/2024	320,000	336,006
5.50%, 5/1/2024	355,000	362,104
5.25%, 8/1/2026	375,000	373,594
5.00%, 10/15/2027	455,000	446,036
Sabra Health Care LP, 5.50%, 2/1/2021	425,000	433,372
VICI Properties 1 LLC, 8.00%, 10/15/2023	85,000	94,138

		9,236,657

Food & Staples Retailing 1.4%
Albertsons Cos. LLC, 5.75%, 3/15/2025	285,000	243,048
Cencosud SA, 4.38%, 7/17/2027(b)	260,000	251,290
CVS Health Corp., 4.78%, 3/25/2038	7,650,000	7,753,506
5.05%, 3/25/2048	14,685,000	15,445,489
Kroger Co. (The), 4.45%, 2/1/2047(f)	2,375,000	2,245,445

		25,938,778

Food Products 0.1%
Marfrig Holdings Europe BV, Reg. S, 8.00%, 6/8/2023	200,000	201,250
Pinnacle Foods Finance LLC, 5.88%, 1/15/2024	115,000	118,738
Post Holdings, Inc., 5.50%, 3/1/2025(b)	255,000	251,175
5.75%, 3/1/2027(b)	165,000	164,175
5.63%, 1/15/2028(b)	195,000	186,225

		921,563

Health Care Equipment & Supplies 0.5%
Abbott Laboratories, 2.35%, 11/22/2019	3,623,000	3,591,776
4.90%, 11/30/2046	4,770,000	5,230,097
Hologic, Inc., 4.38%, 10/15/2025(b)	170,000	164,050
4.63%, 2/1/2028(b)	45,000	43,200
Mallinckrodt International Finance SA, 5.50%, 4/15/2025(b)(f)	115,000	89,269

		9,118,392

Health Care Providers & Services 0.5%
Centene Corp., 4.75%, 5/15/2022	380,000	384,750
6.13%, 2/15/2024	135,000	140,494
Community Health Systems, Inc., 8.00%, 11/15/2019(f)	45,000	40,388
7.13%, 7/15/2020(f)	40,000	32,600
6.88%, 2/1/2022(f)	115,000	66,556
DaVita, Inc., 5.75%, 8/15/2022	275,000	282,253
5.13%, 7/15/2024	335,000	327,044
5.00%, 5/1/2025	105,000	101,488
Envision Healthcare Corp., 5.13%, 7/1/2022(b)	100,000	99,500
5.63%, 7/15/2022	70,000	70,315
6.25%, 12/1/2024(b)	195,000	201,337
Fresenius Medical Care US Finance II, Inc., 6.50%, 9/15/2018(b)	200,000	203,002
5.88%, 1/31/2022(b)	145,000	155,150
HCA, Inc., 5.88%, 3/15/2022	160,000	168,600
4.75%, 5/1/2023	295,000	298,319
5.00%, 3/15/2024	295,000	297,950
5.25%, 4/15/2025	175,000	178,885
7.69%, 6/15/2025	245,000	270,112
Humana, Inc., 2.90%, 12/15/2022	4,835,000	4,726,992
LifePoint Health, Inc., 5.88%, 12/1/2023(f)	145,000	146,407
MPH Acquisition Holdings LLC, 7.13%, 6/1/2024(b)	225,000	232,313
Tenet Healthcare Corp., 7.50%, 1/1/2022(b)	135,000	142,256
8.13%, 4/1/2022	100,000	104,250
6.75%, 6/15/2023(f)	125,000	122,344
4.63%, 7/15/2024(b)	190,000	182,638
7.00%, 8/1/2025(b)(f)	140,000	137,725
6.88%, 11/15/2031	75,000	68,250

		9,181,918

Health Care Technology 0.0%†
Quintiles IMS, Inc., 5.00%, 10/15/2026(b)	200,000	199,272

Hotels, Restaurants & Leisure 0.3%
1011778 BC ULC, 4.63%, 1/15/2022(b)	180,000	180,450
4.25%, 5/15/2024(b)(f)	425,000	406,512
5.00%, 10/15/2025(b)	150,000	142,830
Boyd Gaming Corp., 6.88%, 5/15/2023	265,000	279,575
6.38%, 4/1/2026	305,000	317,996
Cedar Fair LP, 5.38%, 4/15/2027(b)	40,000	39,600
Eldorado Resorts, Inc., 7.00%, 8/1/2023	150,000	158,700
GLP Capital LP, 4.38%, 11/1/2018	450,000	450,846
4.88%, 11/1/2020	555,000	565,073
5.38%, 11/1/2023	150,000	155,396
5.38%, 4/15/2026	55,000	55,825
Hilton Worldwide Finance LLC, 4.63%, 4/1/2025	255,000	254,681
International Game Technology plc, 5.63%, 2/15/2020(b)	330,000	338,250
KFC Holding Co., 5.25%, 6/1/2026(b)	310,000	308,837
MGM Resorts International, 8.63%, 2/1/2019	410,000	428,233
5.25%, 3/31/2020	170,000	174,269
6.63%, 12/15/2021	105,000	112,711
NCL Corp. Ltd., 4.75%, 12/15/2021(b)	385,000	388,850

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc., 10.00%, 12/1/2022	$180,000	$193,838
Six Flags Entertainment Corp., 4.88%, 7/31/2024(b)	155,000	150,931
Wynn Las Vegas LLC, 5.50%, 3/1/2025(b)	125,000	125,625

		5,229,028

Household Durables 0.1%
Lennar Corp., 8.38%, 5/15/2018(b)	215,000	216,484
6.95%, 6/1/2018	40,000	40,200
8.38%, 1/15/2021(b)	70,000	77,525
5.38%, 10/1/2022(b)	230,000	236,325
4.75%, 11/15/2022	245,000	246,531
4.88%, 12/15/2023	250,000	250,962
5.25%, 6/1/2026(b)	120,000	118,500
Meritage Homes Corp., 6.00%, 6/1/2025	100,000	102,515
PulteGroup, Inc., 4.25%, 3/1/2021	250,000	252,775
Taylor Morrison Communities, Inc., 5.63%, 3/1/2024(b)	205,000	204,939
Toll Brothers Finance Corp., 4.00%, 12/31/2018	320,000	321,984
4.38%, 4/15/2023	125,000	123,906
4.35%, 2/15/2028	120,000	112,200

		2,304,846

Household Products 0.0%†
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/2023(b)	90,000	85,500
Spectrum Brands, Inc., 5.75%, 7/15/2025	100,000	102,000

		187,500

Independent Power and Renewable Electricity Producers 0.3%
Calpine Corp., 6.00%, 1/15/2022(b)	535,000	548,589
5.38%, 1/15/2023(f)	555,000	531,301
Dynegy, Inc., 5.88%, 6/1/2023(f)	270,000	276,804
7.63%, 11/1/2024(f)	505,000	544,769
8.00%, 1/15/2025(b)	95,000	103,312
8.13%, 1/30/2026(b)	305,000	336,644
NRG Energy, Inc., 6.25%, 7/15/2022	145,000	149,306
7.25%, 5/15/2026	565,000	597,657
6.63%, 1/15/2027	675,000	690,188
Talen Energy Supply LLC, 4.60%, 12/15/2021(f)	405,000	350,325
9.50%, 7/15/2022(b)(f)	480,000	465,600
6.50%, 6/1/2025	175,000	123,375

		4,717,870

Insurance 0.2%
Athene Holding Ltd., 4.13%, 1/12/2028	4,775,000	4,582,135

Internet & Direct Marketing Retail 0.0%†
Netflix, Inc., 5.38%, 2/1/2021 5.50%, 2/15/2022	20,000 340,000	20,700 352,750
4.38%, 11/15/2026(f)	125,000	118,125
4.88%, 4/15/2028(b)	90,000	86,544
QVC, Inc., 3.13%, 4/1/2019	155,000	154,915
5.45%, 8/15/2034	120,000	115,645

		848,679

Internet Software & Services 0.1%
Rackspace Hosting, Inc., 8.63%, 11/15/2024(b)	495,000	488,813
Zayo Group LLC, 6.00%, 4/1/2023	150,000	154,125
6.38%, 5/15/2025	175,000	181,125
5.75%, 1/15/2027(b)	410,000	400,775

		1,224,838

IT Services 0.1%
First Data Corp., 7.00%, 12/1/2023(b)	265,000	278,171
5.00%, 1/15/2024(b)	770,000	770,000

		1,048,171

Machinery 0.0%†
CNH Industrial Capital LLC, 3.38%, 7/15/2019	95,000	94,763
4.88%, 4/1/2021(f)	120,000	123,450
4.38%, 4/5/2022	170,000	172,125
CNH Industrial NV, 4.50%, 8/15/2023	95,000	96,684
Novelis Corp., 6.25%, 8/15/2024(b)	25,000	25,625
5.88%, 9/30/2026(b)	200,000	196,000
Welbilt, Inc., 9.50%, 2/15/2024	85,000	94,775

		803,422

Media 3.1%
Acosta, Inc., 7.75%, 10/1/2022(b)(f)	575,000	362,250
Altice Luxembourg SA, 7.75%, 5/15/2022(b)(f)	435,000	404,002
7.63%, 2/15/2025(b)(f)	240,000	205,200
Altice US Finance I Corp., 5.38%, 7/15/2023(b)	200,000	202,600
5.50%, 5/15/2026(b)	245,000	239,463
AMC Entertainment Holdings, Inc., 5.75%, 6/15/2025(f)	335,000	329,975
6.13%, 5/15/2027(f)	370,000	364,487
AMC Networks, Inc., 4.75%, 8/1/2025	130,000	125,272
Cequel Communications Holdings I LLC, 6.38%, 9/15/2020(b)	144,000	146,524
5.13%, 12/15/2021(b)	420,000	418,425
7.75%, 7/15/2025(b)	200,000	211,500
Charter Communications Operating LLC, 3.58%, 7/23/2020	6,240,000	6,257,567
4.91%, 7/23/2025	11,485,000	11,736,591
6.48%, 10/23/2045	4,360,000	4,785,912
5.38%, 5/1/2047	6,400,000	6,190,320
Comcast Corp., 3.55%, 5/1/2028	11,580,000	11,419,663
CSC Holdings LLC, 7.63%, 7/15/2018	150,000	152,580
10.88%, 10/15/2025(b)	556,000	653,294
5.50%, 4/15/2027(b)	210,000	201,075
Discovery Communications LLC, 3.95%, 3/20/2028(f)	7,000,000	6,714,709
DISH DBS Corp., 4.25%, 4/1/2018	145,000	145,000
5.88%, 11/15/2024	295,000	262,919
7.75%, 7/1/2026(f)	120,000	112,530

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Media (continued)
Gray Television, Inc., 5.13%, 10/15/2024(b)	$170,000	$164,475
5.88%, 7/15/2026(b)	75,000	72,937
Lamar Media Corp., 5.00%, 5/1/2023	100,000	100,845
5.75%, 2/1/2026	95,000	98,444
Liberty Interactive LLC, 8.50%, 7/15/2029	180,000	194,400
MDC Partners, Inc., 6.50%, 5/1/2024(b)	400,000	389,000
Outfront Media Capital LLC, 5.88%, 3/15/2025	100,000	101,375
Sinclair Television Group, Inc., 5.38%, 4/1/2021	215,000	216,881
5.13%, 2/15/2027(b)	160,000	148,400
Sirius XM Radio, Inc., 4.63%, 5/15/2023(b)	40,000	39,362
6.00%, 7/15/2024(b)	525,000	539,763
5.38%, 7/15/2026(b)	285,000	281,437
5.00%, 8/1/2027(b)	210,000	197,400
TEGNA, Inc., 5.13%, 10/15/2019	244,000	245,830
5.13%, 7/15/2020	255,000	258,402
Telenet Finance Luxembourg Notes Sarl, 5.50%, 3/1/2028(b)	200,000	191,250
Tribune Media Co., 5.88%, 7/15/2022	345,000	349,744
Unitymedia Hessen GmbH & Co. KG, 5.00%, 1/15/2025(b)	205,000	208,588
Univision Communications, Inc., 6.75%, 9/15/2022(b)	66,000	68,063
5.13%, 5/15/2023(b)	760,000	723,976
UPCB Finance IV Ltd., 5.38%, 1/15/2025(b)	205,000	197,825
Ziggo Secured Finance BV, 5.50%, 1/15/2027(b)	405,000	380,583

		56,810,838

Metals & Mining 0.9%
ArcelorMittal, 7.00%, 3/1/2041(f)	85,000	98,812
Big River Steel LLC, 7.25%, 9/1/2025(b)	161,000	167,037
China Minmetals Corp.,
Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%, 11/13/2022(d)(e)	244,000	231,698
Chinalco Capital Holdings Ltd., Reg. S, 4.25%, 4/21/2022	200,000	195,449
Corp. Nacional del Cobre de Chile, Reg. S, 5.63%, 9/21/2035	100,000	114,626
CSN Resources SA, Reg. S, 6.50%, 7/21/2020	100,000	96,970
First Quantum Minerals Ltd., 7.00%, 2/15/2021(b)	195,000	195,609
7.25%, 5/15/2022(b)	155,000	155,000
FMG Resources August 2006 Pty. Ltd., 4.75%, 5/15/2022(b)	135,000	133,313
5.13%, 5/15/2024(b)(f)	80,000	78,899
Freeport-McMoRan, Inc., 3.10%, 3/15/2020	130,000	128,544
4.00%, 11/14/2021	280,000	278,600
3.55%, 3/1/2022	105,000	101,588
3.88%, 3/15/2023(f)	360,000	347,904
5.40%, 11/14/2034	445,000	422,879
5.45%, 3/15/2043	280,000	257,516
Hudbay Minerals, Inc., 7.63%, 1/15/2025(b)	165,000	174,281
Nexa Resources SA, 5.38%, 5/4/2027(b)	318,000	325,553
Steel Dynamics, Inc., 5.50%, 10/1/2024	150,000	154,680
Teck Resources Ltd., 4.75%, 1/15/2022	130,000	131,625
8.50%, 6/1/2024(b)	140,000	155,568
6.25%, 7/15/2041	290,000	307,400
Vale Overseas Ltd., 6.25%, 8/10/2026	10,410,000	11,659,200

		15,912,751

Mortgage Real Estate Investment Trusts (REITs) 0.0%†
Starwood Property Trust, Inc., 3.63%, 2/1/2021(b)	190,000	186,675

Multiline Retail 0.0%†
Dollar Tree, Inc., 5.75%, 3/1/2023	240,000	250,518

Oil, Gas & Consumable Fuels 3.3%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/2/2029(b)	200,000	190,900
4.60%, 11/2/2047(b)	200,000	194,300
Antero Midstream Partners LP, 5.38%, 9/15/2024	305,000	307,287
Antero Resources Corp., 5.38%, 11/1/2021	375,000	381,562
5.13%, 12/1/2022	340,000	342,550
5.00%, 3/1/2025	10,000	10,025
Ascent Resources Utica Holdings LLC, 10.00%, 4/1/2022(b)	235,000	253,800
Canadian Natural Resources Ltd., 4.95%, 6/1/2047	1,830,000	1,909,041
Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/2025	280,000	292,950
5.13%, 6/30/2027	70,000	69,475
Cheniere Energy Partners LP, 5.25%, 10/1/2025(b)	540,000	532,575
Chesapeake Energy Corp., 6.13%, 2/15/2021(f)	150,000	150,750
8.00%, 1/15/2025(b)(f)	180,000	174,150
8.00%, 6/15/2027(b)(f)	265,000	253,075
Continental Resources, Inc., 4.50%, 4/15/2023	105,000	106,181
3.80%, 6/1/2024	250,000	240,625
4.90%, 6/1/2044	50,000	47,875
Crestwood Midstream Partners LP, 6.25%, 4/1/2023	120,000	120,900
5.75%, 4/1/2025	90,000	89,212
DCP Midstream Operating LP, 9.75%, 3/15/2019(b)	165,000	174,075
2.70%, 4/1/2019	105,000	103,950
8.13%, 8/16/2030	110,000	133,650
6.45%, 11/3/2036(b)	60,000	64,500
(ICE LIBOR USD 3 Month + 3.85%), 5.85%, 5/21/2043(b)(d)	240,000	226,800
5.60%, 4/1/2044	200,000	202,250
Energy Transfer Equity LP, 7.50%, 10/15/2020	455,000	489,978
5.88%, 1/15/2024	165,000	170,363
Energy Transfer Partners LP, 4.15%, 10/1/2020	4,500,000	4,562,517
6.50%, 2/1/2042	4,250,000	4,590,488
Enterprise Products Operating LLC, 4.25%, 2/15/2048(f)	6,440,000	6,276,749
EP Energy LLC, 7.75%, 9/1/2022	155,000	100,750
6.38%, 6/15/2023	625,000	318,750
9.38%, 5/1/2024(b)	545,000	387,631

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Oil, Gas & Consumable Fuels (continued)
Hess Corp., 4.30%, 4/1/2027(f)	$5,885,000	$5,759,804
KazMunayGas National Co. PJSC, Reg. S, 9.13%, 7/2/2018	300,000	304,265
Reg. S, 7.00%, 5/5/2020	200,000	214,520
Reg. S, 6.38%, 4/9/2021	850,000	914,651
4.75%, 4/19/2027(b)	200,000	199,758
Reg. S, 5.75%, 4/19/2047	200,000	196,054
5.75%, 4/19/2047(b)	200,000	196,531
Kinder Morgan, Inc., 4.30%, 3/1/2028	6,970,000	6,939,601
5.55%, 6/1/2045	1,870,000	1,962,487
MPLX LP, 4.50%, 4/15/2038	7,965,000	7,864,070
Newfield Exploration Co., 5.38%, 1/1/2026	110,000	113,575
Noble Energy, Inc., 5.05%, 11/15/2044	2,440,000	2,550,489
NuStar Logistics LP, 4.80%, 9/1/2020	165,000	165,206
6.75%, 2/1/2021	45,000	46,744
4.75%, 2/1/2022	50,000	48,625
Oasis Petroleum, Inc., 6.50%, 11/1/2021(f)	140,000	142,100
6.88%, 3/15/2022	145,000	147,065
PDC Energy, Inc., 6.13%, 9/15/2024	110,000	112,200
Peru LNG Srl, 5.38%, 3/22/2030(b)	200,000	200,450
Petrobras Global Finance BV, 7.38%, 1/17/2027	173,000	187,446
Petroleos de Venezuela SA, Reg. S, 6.00%, 5/16/2024(g)	322,820	87,968
Reg. S, 6.00%, 11/15/2026(g)	830,693	223,249
Reg. S, 5.38%, 4/12/2027(g)	789,800	216,326
Petroleos del Peru SA, 4.75%, 6/19/2032(b)	200,000	194,920
Petroleos Mexicanos, (ICE LIBOR USD 3 Month + 3.65%), 5.72%, 3/11/2022(b)(d)	83,000	90,677
4.63%, 9/21/2023	89,000	89,186
5.35%, 2/12/2028(b)	190,000	187,416
6.75%, 9/21/2047	382,000	386,538
6.35%, 2/12/2048(b)	207,000	200,014
Range Resources Corp., 5.00%, 8/15/2022	20,000	19,350
5.00%, 3/15/2023	435,000	417,078
Rio Energy SA, 6.88%, 2/1/2025(b)	150,000	147,975
Rockies Express Pipeline LLC, 6.85%, 7/15/2018(b)	175,000	176,330
6.00%, 1/15/2019(b)	245,000	249,288
5.63%, 4/15/2020(b)	335,000	346,728
7.50%, 7/15/2038(b)	65,000	77,837
Sanchez Energy Corp., 6.13%, 1/15/2023(f)	355,000	258,928
SemGroup Corp., 5.63%, 11/15/2023	410,000	387,450
7.25%, 3/15/2026(f)	145,000	144,638
SM Energy Co., 6.13%, 11/15/2022(f)	215,000	215,000
5.00%, 1/15/2024	135,000	125,213
Southern Gas Corridor CJSC, Reg. S, 6.88%, 3/24/2026	240,000	264,787
6.88%, 3/24/2026(b)	206,000	227,047
State Oil Co. of the Azerbaijan Republic, Reg. S, 4.75%, 3/13/2023	500,000	498,100
Reg. S, 6.95%, 3/18/2030	250,000	270,938
Summit Midstream Holdings LLC, 5.75%, 4/15/2025	385,000	366,713
Targa Resources Partners LP, 4.13%, 11/15/2019	195,000	195,488
4.25%, 11/15/2023	155,000	148,800
6.75%, 3/15/2024	290,000	306,669
5.13%, 2/1/2025	145,000	144,275
5.00%, 1/15/2028(b)	300,000	286,125
Tullow Oil plc, 7.00%, 3/1/2025(b)	200,000	200,000
Whiting Petroleum Corp., 5.75%, 3/15/2021(f)	210,000	212,096
6.25%, 4/1/2023(f)	230,000	232,875
6.63%, 1/15/2026(b)	95,000	95,712
Williams Cos., Inc. (The), 7.88%, 9/1/2021	85,000	95,519
Series A, 7.50%, 1/15/2031	100,000	121,687
5.75%, 6/24/2044	245,000	259,088
WPX Energy, Inc., 5.25%, 9/15/2024	175,000	172,375

		60,075,728

Personal Products 0.0%†
Edgewell Personal Care Co., 4.70%, 5/24/2022	245,000	237,650
Prestige Brands, Inc., 6.38%, 3/1/2024(b)	80,000	82,000

		319,650

Pharmaceuticals 0.9%
AstraZeneca plc, 2.38%, 6/12/2022	7,205,000	6,958,436
Endo Dac, 6.00%, 7/15/2023(b)	590,000	445,450
Endo Finance LLC, 5.38%, 1/15/2023(b)	295,000	223,463
Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/2019	7,730,000	7,602,423
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/2023(b)	90,000	78,750
5.88%, 5/15/2023(b)	615,000	542,731
5.50%, 11/1/2025(b)	310,000	301,785

		16,153,038

Professional Services 0.0%†
IHS Markit Ltd., 5.00%, 11/1/2022(b)	440,000	456,500

Real Estate Management & Development 0.0%†
China Evergrande Group, Reg. S, 8.75%, 6/28/2025	200,000	199,579
Country Garden Holdings Co. Ltd., Reg. S, 4.75%, 7/25/2022	200,000	199,445
Realogy Group LLC, 4.50%, 4/15/2019(b)	210,000	211,050

		610,074

Road & Rail 0.3%
Avis Budget Car Rental LLC, 5.25%, 3/15/2025(b)(f)	135,000	128,587
Hertz Corp. (The), 5.88%, 10/15/2020	160,000	158,600
7.63%, 6/1/2022(b)	100,000	101,500
5.50%, 10/15/2024(b)(f)	670,000	566,150
Norfolk Southern Corp., 4.15%, 2/28/2048	4,140,000	4,102,278
Park Aerospace Holdings Ltd., 5.25%, 8/15/2022(b)	895,000	876,832

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Road & Rail (continued)
Park Aerospace Holdings Ltd., (continued)
5.50%, 2/15/2024(b)	$455,000	$441,350

		6,375,297

Semiconductors & Semiconductor Equipment 1.1%
Amkor Technology, Inc., 6.38%, 10/1/2022	205,000	210,637
Broadcom Corp., 2.38%, 1/15/2020	7,420,000	7,316,469
2.65%, 1/15/2023	12,445,000	11,848,877
Micron Technology, Inc., 5.50%, 2/1/2025	115,000	119,313
5.63%, 1/15/2026(b)	95,000	98,325
NXP BV, 4.13%, 6/1/2021(b)	225,000	227,250
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/2026(b)	275,000	289,011

		20,109,882

Software 0.1%
CDK Global, Inc., 3.80%, 10/15/2019	80,000	80,200
5.00%, 10/15/2024	25,000	25,500
4.88%, 6/1/2027(b)	91,000	87,588
Infor Software Parent LLC, 7.13%, 5/1/2021(b)(c)	255,000	257,649
j2 Cloud Services LLC, 6.00%, 7/15/2025(b)	255,000	261,056
Nuance Communications, Inc., 5.38%, 8/15/2020(b)	182,000	183,165
6.00%, 7/1/2024	430,000	440,750
Open Text Corp., 5.88%, 6/1/2026(b)	420,000	431,949
Symantec Corp., 5.00%, 4/15/2025(b)	165,000	166,411

		1,934,268

Specialty Retail 0.0%†
PetSmart, Inc., 5.88%, 6/1/2025(b)	70,000	50,575

Technology Hardware, Storage & Peripherals 1.8%
Apple, Inc., 4.65%, 2/23/2046	7,015,000	7,724,890
Dell International LLC, 4.42%, 6/15/2021(b)	12,010,000	12,319,474
5.88%, 6/15/2021(b)	460,000	472,650
6.02%, 6/15/2026(b)	5,035,000	5,422,298
EMC Corp., 1.88%, 6/1/2018	600,000	598,330
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	5,975,000	6,203,558

		32,741,200

Textiles, Apparel & Luxury Goods 0.0%†
Hanesbrands, Inc., 4.88%, 5/15/2026(b)	85,000	82,450

Trading Companies & Distributors 0.1%
Aircastle Ltd., 4.63%, 12/15/2018	405,000	408,543
6.25%, 12/1/2019	390,000	405,600
5.13%, 3/15/2021	145,000	148,625
5.50%, 2/15/2022(f)	230,000	239,775
HD Supply, Inc., 5.75%, 4/15/2024(b)	315,000	331,837
United Rentals North America, Inc., 4.63%, 7/15/2023	50,000	50,875
5.75%, 11/15/2024	195,000	203,005

		1,788,260

Water Utilities 0.0%†
Agua y Saneamientos Argentinos SA, Reg. S, 6.63%, 2/1/2023	150,000	146,063

Wireless Telecommunication Services 0.2%
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	162,000	166,860
SoftBank Group Corp., 4.50%, 4/15/2020(b)	335,000	341,633
Sprint Communications, Inc., 9.00%, 11/15/2018(b)	290,000	299,063
6.00%, 11/15/2022	205,000	201,156
Sprint Corp., 7.88%, 9/15/2023	315,000	321,300
7.13%, 6/15/2024	705,000	687,375
7.63%, 3/1/2026	140,000	136,598
T-Mobile USA, Inc., 6.00%, 3/1/2023	500,000	520,000
6.00%, 4/15/2024	120,000	124,992
4.50%, 2/1/2026	25,000	24,000
Wind Tre SpA, 5.00%, 1/20/2026(b)(f)	565,000	478,623

		3,301,600

Total Corporate Bonds (cost $588,255,222)		584,337,896

Foreign Government Securities 6.1%

	Principal Amount	Value
ARGENTINA 0.1%
Republic of Argentina, 8.28%, 12/31/2033	336,489	368,456
2.50%, 12/31/2038(h)	1,490,000	989,360
6.88%, 1/11/2048	287,000	261,887

		1,619,703

BAHRAIN 0.0%†
Kingdom of Bahrain, Reg. S, 6.75%, 9/20/2029	200,000	186,748

BELARUS 0.0%†
Republic of Belarus, Reg. S, 6.20%, 2/28/2030	200,000	197,716

BELIZE 0.0%†
Belize Government Bond, Reg. S, 4.94%, 2/20/2034(h)	218,000	129,438

BERMUDA 0.0%†
Bermuda Government Bond, 4.85%, 2/6/2024(b)	200,000	210,518
Reg. S, 3.72%, 1/25/2027	200,000	195,000

		405,518

BRAZIL 0.0%†
Brazil Minas SPE via State of Minas Gerais, Reg. S, 5.33%, 2/15/2028	200,000	199,700

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Foreign Government Securities (continued)

	Principal Amount		Value
BRAZIL (continued)
Federative Republic of Brazil, 5.63%, 1/7/2041		$130,000	$127,563
5.00%, 1/27/2045		200,000	179,702

			506,965

CANADA 1.7%
Canada Government Bond, 3.30%, 3/15/2028		4,200,000	4,229,829
Export Development Canada, 1.00%, 11/1/2018		17,905,000	17,786,346
Province of New Brunswick, 2.75%, 6/15/2018		5,000,000	5,005,800
Province of Ontario, 2.00%, 1/30/2019		4,000,000	3,989,003

			31,010,978

COLOMBIA 0.1%
Republic of Colombia, 3.88%, 4/25/2027		270,000	266,490
7.38%, 9/18/2037		132,000	168,960
6.13%, 1/18/2041		470,000	541,675
5.00%, 6/15/2045		200,000	202,750

			1,179,875

COSTA RICA 0.1%
Republic of Costa Rica, 7.16%, 3/12/2045(b)		438,000	456,396
Reg. S, 7.16%, 3/12/2045		200,000	208,400

			664,796

CROATIA 0.1%
Republic of Croatia, Reg. S, 6.63%, 7/14/2020		600,000	643,603
Reg. S, 6.38%, 3/24/2021		200,000	216,141
Reg. S, 5.50%, 4/4/2023		440,000	471,953
Reg. S, 6.00%, 1/26/2024(f)		250,000	275,945

			1,607,642

DOMINICAN REPUBLIC 0.0%†
Dominican Republic Bond, Reg. S, 7.45%, 4/30/2044		100,000	113,000
Reg. S, 6.50%, 2/15/2048		197,000	203,895

			316,895

ECUADOR 0.0%†
Republic of Ecuador, Reg. S, 9.63%, 6/2/2027		200,000	214,140

EGYPT 0.0%†
Arab Republic of Egypt, Reg. S, 8.50%, 1/31/2047		200,000	223,060
Reg. S, 7.90%, 2/21/2048		200,000	210,456

			433,516

EL SALVADOR 0.0%†
Republic of El Salvador, Reg. S, 6.38%, 1/18/2027		37,000	36,445
Reg. S, 8.63%, 2/28/2029(f)		292,000	335,070

			371,515

GHANA 0.0%†
Republic of Ghana, Reg. S, 10.75%, 10/14/2030(f)		330,000	431,069

HUNGARY 0.0%†
Hungary Government Bond, 7.63%, 3/29/2041		280,000	403,932

INDONESIA 0.1%
Republic of Indonesia, Reg. S, 7.75%, 1/17/2038		185,000	250,535
Reg. S, 5.25%, 1/17/2042		540,000	567,758
4.35%, 1/11/2048		200,000	190,686

			1,008,979

ITALY 1.7%
Italy Buoni Poliennali Del Tesoro, Reg. S, 2.95%, 9/1/2038(b)	EUR	23,785,000	30,996,181

IVORY COAST 0.1%
Republic of Cote d’Ivoire, Reg. S, 5.75%, 12/31/2032(h)		$1,048,950	1,007,974

JAMAICA 0.0%†
Jamaica Government Bond, 6.75%, 4/28/2028		200,000	222,000

JORDAN 0.0%†
Hashemite Kingdom of Jordan, Reg. S, 6.13%, 1/29/2026		200,000	201,080

LEBANON 0.0%†
Lebanon Government Bond, Reg. S, 6.85%, 3/23/2027		45,000	43,490
Reg. S, 6.65%, 2/26/2030		145,000	133,112

			176,602

MEXICO 0.0%†
United Mexican States, 5.75%, 10/12/2110		550,000	559,625

MONGOLIA 0.0%†
Mongolia Government Bond, Reg. S, 10.88%, 4/6/2021(f)		200,000	230,160
Reg. S, 8.75%, 3/9/2024		200,000	224,620

			454,780

MOROCCO 0.0%†
Kingdom of Morocco, Reg. S, 5.50%, 12/11/2042		200,000	212,548

NIGERIA 0.1%
Federal Republic of Nigeria, 5.63%, 6/27/2022		200,000	204,000
Reg. S, 6.50%, 11/28/2027		200,000	202,750
Reg. S, 7.88%, 2/16/2032(f)		400,000	435,628
Nigeria Government Bond, Reg. S, 7.14%, 2/23/2030		200,000	207,512

			1,049,890

OMAN 0.1%
Oman Government Bond, Reg. S, 5.63%, 1/17/2028		259,000	252,525
Reg. S, 6.50%, 3/8/2047		200,000	189,000
Reg. S, 6.75%, 1/17/2048		249,000	239,608

			681,133

PANAMA 0.0%†
Republic of Panama, 8.88%, 9/30/2027		400,000	553,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Foreign Government Securities (continued)

	Principal Amount		Value
PARAGUAY 0.0%†
Republic of Paraguay, Reg. S, 6.10%, 8/11/2044		$200,000	$215,000

RUSSIA 0.0%†
Russian Federal Bond - OFZ, Reg. S, 4.25%, 6/23/2027		200,000	199,000
Reg. S, 5.88%, 9/16/2043		200,000	222,250
Reg. S, 5.25%, 6/23/2047		200,000	200,000

			621,250

SAUDI ARABIA 0.0%†
Kingdom of Saudi Arabia, Reg. S, 2.88%, 3/4/2023		200,000	192,428

SERBIA 0.1%
Republic of Serbia, Reg. S, 4.88%, 2/25/2020		200,000	204,757
Reg. S, 7.25%, 9/28/2021(f)		350,000	389,207
Reg. S, 6.75%, 11/1/2024(h)		127,166	127,633

			721,597

SOUTH AFRICA 0.6%
Republic of South Africa, 4.85%, 9/27/2027		200,000	197,240
6.50%, 2/28/2041	ZAR	150,180,000	9,798,377
5.65%, 9/27/2047(f)		$400,000	395,080

			10,390,697

SPAIN 1.0%
Kingdom of Spain, Reg. S, 2.90%, 10/31/2046(b)	EUR	13,200,000	18,730,205

SRI LANKA 0.0%†
Democratic Socialist Republic of Sri Lanka, Reg. S, 5.88%, 7/25/2022		$267,000	270,933
Reg. S, 6.85%, 11/3/2025		217,000	224,559

			495,492

TURKEY 0.1%
Export Credit Bank of Turkey, Reg. S, 5.38%, 2/8/2021		200,000	201,000
5.38%, 10/24/2023(b)		200,000	196,822
Republic of Turkey, 7.50%, 11/7/2019		210,000	222,106
6.25%, 9/26/2022(f)		200,000	211,839
6.00%, 3/25/2027		750,000	759,435
5.13%, 2/17/2028		222,000	209,628

			1,800,830

UKRAINE 0.1%
Ukraine Government Bond, 7.75%, 9/1/2020(b)		117,000	122,541
7.75%, 9/1/2023(b)		114,000	117,889
Reg. S, 7.75%, 9/1/2023		110,000	113,799
Reg. S, 7.75%, 9/1/2025		130,000	133,120
Reg. S, 7.75%, 9/1/2026		380,000	388,536
Reg. S, 7.75%, 9/1/2027		250,000	255,584
Reg. S, 7.38%, 9/25/2032		200,000	192,820
0.00%, 5/31/2040(a)(b)		228,000	158,760
Ukreximbank Via Biz Finance plc, 9.63%, 4/27/2022(b)		240,000	252,864

			1,735,913

URUGUAY 0.0%†
Oriental Republic of Uruguay, 5.10%, 6/18/2050		116,000	118,900

VENEZUELA, BOLIVARIAN REPUBLIC OF 0.0%†
Bolivarian Republic of Venezuela, Reg. S, 8.25%, 10/13/2024(g)		372,300	110,089

ZAMBIA 0.0%†
Republic of Zambia, Reg. S, 8.50%, 4/14/2024		200,000	209,000

Total Foreign Government Securities (cost $110,608,137)			112,145,639

Mortgage-Backed Securities 29.4%

	Principal Amount		Value
FHLMC Gold Pool
Pool# G13072 5.00%, 4/1/2023		4,055	4,246
Pool# G13122 5.00%, 4/1/2023		1,621	1,693
Pool# G13225 5.00%, 6/1/2023		37,450	39,235
Pool# J08443 5.00%, 7/1/2023		20,443	21,203
Pool# C90699 5.00%, 8/1/2023		130,173	139,066
Pool# Z60021 5.00%, 9/1/2023		381,048	407,079
Pool# Z60045 5.00%, 1/1/2025		467,906	499,871
Pool# Z60024 5.00%, 1/1/2025		227,810	243,373
Pool# Z60031 5.50%, 7/1/2025		448,479	486,238
Pool# G30372 5.00%, 9/1/2027		36,258	38,735
Pool# C91128 5.50%, 12/1/2027		14,791	16,036
Pool# C91175 5.00%, 5/1/2028		1,381,348	1,475,714
Pool# C91317 5.00%, 7/1/2030		194,512	208,065
Pool# G30698 5.00%, 7/1/2031		86,503	92,412
Pool# G16093 3.00%, 2/1/2032		1,912,147	1,910,141
Pool# G30795 5.00%, 7/1/2032		507,682	543,178
Pool# C69707 5.50%, 8/1/2032		1,248	1,353
Pool# A14186 5.50%, 10/1/2033		793	872
Pool# C01674 5.50%, 11/1/2033		8,866	9,758
Pool# A24611 4.50%, 6/1/2034		2,850	2,998
Pool# A23854 5.50%, 6/1/2034		1,860	2,017
Pool# G08084 4.50%, 10/1/2035		30,893	32,475
Pool# A39572 5.00%, 11/1/2035		30,442	32,646
Pool# A39584 5.50%, 11/1/2035		13,589	14,809
Pool# A41399 5.50%, 12/1/2035		97,795	106,200

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# A49058 5.50%, 5/1/2036	$93,185	$101,030
Pool# A61562 5.50%, 10/1/2036	196,617	216,179
Pool# A52983 5.50%, 10/1/2036	40,108	43,742
Pool# G02379 6.00%, 10/1/2036	5,519	6,179
Pool# G02561 5.50%, 2/1/2037	22,206	24,340
Pool# A57475 5.50%, 2/1/2037	1,663	1,830
Pool# G03400 5.50%, 3/1/2037	92,113	101,174
Pool# A58420 5.50%, 3/1/2037	2,683	2,943
Pool# A60064 5.50%, 4/1/2037	44,278	48,596
Pool# G02791 5.50%, 4/1/2037	2,044	2,241
Pool# A60070 5.00%, 5/1/2037	432	462
Pool# G05521 5.50%, 5/1/2037	594,826	656,805
Pool# G02976 5.50%, 6/1/2037	18,506	20,309
Pool# G08204 5.50%, 6/1/2037	3,744	4,109
Pool# G08210 6.00%, 7/1/2037	41,433	46,407
Pool# A65518 6.00%, 9/1/2037	22,833	25,379
Pool# G03432 5.50%, 11/1/2037	22,710	24,924
Pool# A68546 5.50%, 11/1/2037	12,886	14,112
Pool# A70591 5.50%, 12/1/2037	34,469	37,792
Pool# A69653 5.50%, 12/1/2037	6,548	7,131
Pool# G03616 6.00%, 12/1/2037	9,681	10,795
Pool# A71604 5.50%, 1/1/2038	77,411	84,204
Pool# A72378 5.50%, 1/1/2038	76,606	83,896
Pool# A71374 5.50%, 1/1/2038	6,472	7,017
Pool# G03927 5.50%, 1/1/2038	5,680	6,230
Pool# G03812 5.50%, 2/1/2038	345,893	379,462
Pool# A73996 5.50%, 2/1/2038	160,553	175,898
Pool# G03964 5.50%, 2/1/2038	37,030	40,648
Pool# A72499 6.00%, 2/1/2038	4,328	4,850
Pool# A75432 5.50%, 3/1/2038	64,839	70,298
Pool# G04220 5.50%, 3/1/2038	9,133	10,018
Pool# G08256 5.50%, 3/1/2038	4,679	5,129
Pool# G04156 6.00%, 3/1/2038	9,304	10,393
Pool# A76127 5.50%, 4/1/2038	177,551	192,536
Pool# A75830 5.50%, 4/1/2038	115,197	127,094
Pool# A76483 5.50%, 4/1/2038	84,949	93,136
Pool# G04248 5.50%, 4/1/2038	79,633	87,290
Pool# G08263 5.50%, 4/1/2038	5,728	6,281
Pool# A76211 6.00%, 4/1/2038	1,190	1,322
Pool# G04287 5.00%, 5/1/2038	51,213	55,159
Pool# A77796 5.50%, 5/1/2038	251,798	275,421
Pool# G04305 5.50%, 5/1/2038	125,307	137,529
Pool# A77208 5.50%, 5/1/2038	10,488	11,501
Pool# A76939 5.50%, 5/1/2038	6,796	7,383
Pool# A77057 5.50%, 5/1/2038	4,611	5,029
Pool# G04359 5.50%, 6/1/2038	115,701	126,870
Pool# A77937 5.50%, 6/1/2038	56,132	60,858
Pool# A78624 5.50%, 6/1/2038	52,717	57,811
Pool# G04458 5.50%, 6/1/2038	28,947	31,753
Pool# A77648 5.50%, 6/1/2038	1,602	1,737
Pool# A78076 6.00%, 6/1/2038	22,761	25,289
Pool# A78454 6.00%, 6/1/2038	10,566	11,786
Pool# G05956 5.50%, 7/1/2038	414,714	454,874
Pool# G04471 5.50%, 7/1/2038	32,546	35,670
Pool# A79018 5.50%, 7/1/2038	31,712	34,692
Pool# A78982 5.50%, 7/1/2038	18,719	20,318
Pool# A79816 5.50%, 7/1/2038	10,012	10,855
Pool# A79509 5.50%, 7/1/2038	5,226	5,721
Pool# A79806 5.50%, 7/1/2038	1,141	1,237
Pool# A80779 5.50%, 8/1/2038	13,200	14,311
Pool# G04817 5.00%, 9/1/2038	88,272	95,123
Pool# A82609 5.50%, 9/1/2038	14,774	16,018
Pool# A81743 5.50%, 9/1/2038	14,191	15,386
Pool# A82093 5.50%, 9/1/2038	11,504	12,473
Pool# A82207 5.50%, 9/1/2038	680	741
Pool# G04847 5.50%, 10/1/2038	39,995	43,882
Pool# G05979 5.50%, 10/1/2038	8,874	9,735
Pool# A82656 5.50%, 10/1/2038	3,583	3,911
Pool# A82703 5.50%, 10/1/2038	3,389	3,674
Pool# A82787 5.50%, 11/1/2038	541,946	590,948

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# A82757 5.50%, 11/1/2038	$93,882	$101,786
Pool# A83032 5.50%, 11/1/2038	7,015	7,605
Pool# A83071 5.50%, 11/1/2038	2,299	2,493
Pool# A83066 5.50%, 11/1/2038	1,213	1,321
Pool# G05337 5.50%, 12/1/2038	172,119	188,787
Pool# A83596 5.50%, 12/1/2038	52,742	57,182
Pool# G08314 5.50%, 1/1/2039	17,414	19,028
Pool# G08331 4.50%, 2/1/2039	3,941	4,153
Pool# G08323 5.00%, 2/1/2039	97,164	104,692
Pool# A84417 5.50%, 2/1/2039	18,550	20,119
Pool# G05300 5.50%, 2/1/2039	5,513	6,029
Pool# A84655 4.50%, 3/1/2039	246,965	259,153
Pool# G05841 5.50%, 4/1/2039	10,364	11,306
Pool# A86968 4.50%, 6/1/2039	17,691	18,639
Pool# G05472 4.50%, 6/1/2039	7,008	7,411
Pool# A87250 5.00%, 6/1/2039	162,130	174,875
Pool# A87679 5.00%, 8/1/2039	98,732	105,971
Pool# G07021 5.00%, 9/1/2039	216,872	233,692
Pool# A89385 4.50%, 10/1/2039	8,511	8,998
Pool# G05684 5.50%, 10/1/2039	69,626	76,329
Pool# G06020 5.50%, 12/1/2039	382,215	419,200
Pool# V80890 5.50%, 12/1/2039	305,737	335,662
Pool# G05813 6.00%, 12/1/2039	19,379	21,582
Pool# G05923 5.50%, 2/1/2040	44,295	48,599
Pool# G06031 5.50%, 3/1/2040	15,034	16,492
Pool# A91997 5.00%, 4/1/2040	79,767	86,012
Pool# G05849 4.50%, 5/1/2040	481,010	508,954
Pool# G06193 5.50%, 5/1/2040	65,604	71,973
Pool# G08402 5.00%, 6/1/2040	100,746	108,554
Pool# A92458 5.00%, 6/1/2040	38,269	41,267
Pool# A92764 5.50%, 6/1/2040	39,751	43,644
Pool# C03486 4.50%, 7/1/2040	5,606	5,931
Pool# G06412 5.50%, 7/1/2040	792,087	868,014
Pool# C03531 4.00%, 10/1/2040	988,162	1,022,987
Pool# A94833 4.00%, 11/1/2040	3,134,606	3,245,237
Pool# A95230 4.00%, 12/1/2040	1,114,173	1,153,457
Pool# A96634 4.50%, 2/1/2041	221,955	234,502
Pool# G08443 4.50%, 4/1/2041	697,817	738,317
Pool# A97942 4.50%, 4/1/2041	208,251	220,345
Pool# Q00876 4.50%, 5/1/2041	988,558	1,046,058
Pool# Q00950 5.00%, 5/1/2041	477,829	513,877
Pool# Q01198 5.50%, 6/1/2041	30,500	33,093
Pool# G06956 4.50%, 8/1/2041	896,426	948,498
Pool# Z40047 4.00%, 10/1/2041	257,889	266,963
Pool# Q06344 4.00%, 2/1/2042	2,428,413	2,514,213
Pool# G08479 3.50%, 3/1/2042	381,757	384,652
Pool# C03795 3.50%, 4/1/2042	2,547,891	2,567,215
Pool# Q08997 3.50%, 6/1/2042	770,587	776,431
Pool# Q09004 3.50%, 6/1/2042	576,801	581,176
Pool# C04008 4.00%, 6/1/2042	828,060	857,316
Pool# C09004 3.50%, 7/1/2042	887,468	894,199
Pool# G08500 3.50%, 7/1/2042	528,484	532,492
Pool# G07083 4.00%, 7/1/2042	398,086	412,151
Pool# Z40054 4.00%, 7/1/2042	332,485	344,200
Pool# Q09896 3.50%, 8/1/2042	460,389	463,881
Pool# Q11348 3.50%, 9/1/2042	1,515,594	1,527,091
Pool# Q11095 3.50%, 9/1/2042	397,402	400,417
Pool# Q12143 3.50%, 10/1/2042	249,832	251,726
Pool# G07155 4.00%, 10/1/2042	607,141	627,699
Pool# Q13765 4.00%, 12/1/2042	363,811	376,664
Pool# Q17389 3.50%, 4/1/2043	982,174	989,623
Pool# Q16893 3.50%, 4/1/2043	406,679	409,749
Pool# Q18305 3.50%, 5/1/2043	317,405	319,812
Pool# Q19476 3.50%, 6/1/2043	422,925	426,130
Pool# Q19480 4.00%, 6/1/2043	2,466,322	2,548,249
Pool# G07459 3.50%, 8/1/2043	964,696	972,012
Pool# G08541 3.50%, 8/1/2043	863,376	869,924
Pool# Q20857 3.50%, 8/1/2043	663,621	669,038
Pool# Q20860 3.50%, 8/1/2043	303,609	305,912
Pool# V80509 4.00%, 10/1/2043	395,644	408,348

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# G08558 4.00%, 11/1/2043	$184,009	$189,807
Pool# G08559 4.50%, 11/1/2043	1,051,844	1,103,623
Pool# G08582 4.00%, 4/1/2044	279,442	287,997
Pool# G08583 4.50%, 4/1/2044	379,690	398,142
Pool# Q26367 4.00%, 5/1/2044	183,490	189,581
Pool# G08596 4.50%, 7/1/2044	1,189,201	1,246,741
Pool# G07943 4.50%, 8/1/2044	10,764	11,286
Pool# G07964 5.00%, 8/1/2044	371,648	401,796
Pool# Q45219 3.50%, 1/1/2045	1,414,710	1,422,154
Pool# G07961 3.50%, 3/1/2045	958,747	964,071
Pool# G08633 4.00%, 3/1/2045	3,205,426	3,303,560
Pool# Q32070 4.00%, 3/1/2045	939,748	968,520
Pool# G08636 3.50%, 4/1/2045	2,872,622	2,884,391
Pool# Q35164 4.00%, 5/1/2045	921,504	949,776
Pool# Q33869 4.00%, 6/1/2045	576,167	593,784
Pool# G08659 3.50%, 8/1/2045	975,031	979,024
Pool# V81992 4.00%, 10/1/2045	2,573,643	2,652,231
Pool# Q36814 4.00%, 10/1/2045	1,637,134	1,687,280
Pool# G08672 4.00%, 10/1/2045	1,365,385	1,407,166
Pool# G08676 3.50%, 11/1/2045	2,315,116	2,324,597
Pool# G08681 3.50%, 12/1/2045	1,023,471	1,027,662
Pool# G08686 3.00%, 1/1/2046	483,988	472,694
Pool# Q38473 4.00%, 1/1/2046	1,873,230	1,930,569
Pool# Q38470 4.00%, 1/1/2046	1,041,001	1,072,827
Pool# V82196 4.50%, 1/1/2046	357,055	377,006
Pool# G08699 4.00%, 3/1/2046	1,472,165	1,517,175
Pool# G08700 4.50%, 3/1/2046	569,432	596,415
Pool# Q40718 3.50%, 5/1/2046	1,621,672	1,628,315
Pool# G08706 3.50%, 5/1/2046	702,199	705,074
Pool# G08708 4.50%, 5/1/2046	136,988	143,480
Pool# Q45458 4.00%, 8/1/2046	2,436,678	2,511,461
Pool# G60724 3.00%, 10/1/2046	2,953,866	2,887,550
Pool# G08735 4.50%, 10/1/2046	443,581	464,600
Pool# Q44452 3.00%, 11/1/2046	3,325,037	3,246,392
Pool# G08741 3.00%, 1/1/2047	2,911,661	2,840,948
Pool# V82942 3.00%, 2/1/2047	3,936,034	3,843,905
Pool# G08747 3.00%, 2/1/2047	3,732,449	3,643,407
Pool# Q46279 3.50%, 2/1/2047	2,841,961	2,852,857
Pool# Q46251 4.00%, 2/1/2047	1,274,251	1,311,253
Pool# Q46236 4.50%, 2/1/2047	746,966	782,362
Pool# G08753 4.50%, 2/1/2047	426,751	446,973
Pool# Q46310 4.50%, 2/1/2047	19,002	19,915
Pool# G08762 4.00%, 5/1/2047	4,180,798	4,302,148
Pool# V83204 4.50%, 5/1/2047	1,047,368	1,096,999
Pool# G08767 4.00%, 6/1/2047	4,533,095	4,663,546
Pool# G08768 4.50%, 6/1/2047	1,040,627	1,089,939
Pool# Q49552 3.50%, 7/1/2047	3,666,739	3,678,808
Pool# G08770 3.50%, 7/1/2047	1,409,791	1,414,559
Pool# G08774 3.50%, 8/1/2047	1,573,047	1,578,083
Pool# G08775 4.00%, 8/1/2047	3,878,459	3,987,039
Pool# Q50962 3.50%, 9/1/2047	3,070,268	3,080,097
Pool# Q51268 3.50%, 10/1/2047	3,445,010	3,455,383
Pool# G08784 3.50%, 10/1/2047	1,579,975	1,584,747
Pool# Q51644 3.50%, 10/1/2047	861,949	864,545
Pool# V83476 3.50%, 11/1/2047	2,017,525	2,023,417
Pool# G08789 4.00%, 11/1/2047	2,595,315	2,669,880
Pool# Q53535 3.50%, 1/1/2048	2,728,534	2,736,501
Pool# G08801 4.00%, 2/1/2048	2,847,463	2,926,216
FHLMC TBA
3.50%, 7/15/2027	11,175,000	11,391,516
3.00%, 1/15/2029	4,065,000	4,057,536
4.00%, 9/15/2043	25,055,000	25,719,544
3.50%, 6/15/2044	22,070,000	22,121,494
4.50%, 4/15/2048	14,620,000	15,307,026
FNMA Pool
Pool# 254175 5.50%, 12/1/2021	19,392	21,051
Pool# 969941 5.00%, 3/1/2023	10,458	10,623
Pool# 254690 5.50%, 4/1/2023	52,235	56,705
Pool# 982885 5.00%, 5/1/2023	4,744	4,982
Pool# 254797 5.00%, 6/1/2023	154,281	164,933
Pool# 975884 5.00%, 6/1/2023	1,574	1,601
Pool# 254764 5.50%, 6/1/2023	114,292	124,074
Pool# 987214 5.00%, 7/1/2023	752	790
Pool# 254880 4.50%, 8/1/2023	58,514	61,288

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# 987456 5.00%, 8/1/2023	$9,044	$9,214
Pool# 976243 5.00%, 8/1/2023	3,159	3,229
Pool# 965102 5.00%, 9/1/2023	1,741	1,769
Pool# 254911 5.00%, 10/1/2023	29,418	31,449
Pool# 254985 5.00%, 11/1/2023	389,734	416,643
Pool# 255582 5.00%, 1/1/2025	2,123	2,269
Pool# 255627 5.00%, 2/1/2025	201,495	215,407
Pool# 255667 5.00%, 3/1/2025	2,807	3,001
Pool# 255713 4.50%, 4/1/2025	60,001	62,845
Pool# 255892 5.00%, 9/1/2025	361,646	386,616
Pool# AB1939 3.50%, 12/1/2025	1,270,921	1,296,997
Pool# AB2050 3.50%, 1/1/2026	524,930	535,646
Pool# 256170 5.00%, 3/1/2026	277,309	296,455
Pool# 256294 5.00%, 5/1/2026	1,183	1,265
Pool# AX5306 3.50%, 1/1/2027	388,291	396,217
Pool# 256639 5.00%, 2/1/2027	266,902	285,330
Pool# 256640 5.50%, 3/1/2027	19,435	21,098
Pool# 256676 5.50%, 4/1/2027	18,713	20,314
Pool# 256820 5.00%, 7/1/2027	168,976	180,643
Pool# AP7517 3.00%, 9/1/2027	1,099,968	1,105,201
Pool# 256896 5.50%, 9/1/2027	281,392	305,474
Pool# 257075 5.50%, 2/1/2028	327,507	358,552
Pool# 889278 5.50%, 4/1/2028	476,185	517,262
Pool# 257282 5.50%, 7/1/2028	90,458	98,199
Pool# 257367 5.50%, 9/1/2028	32,390	35,162
Pool# 257451 5.50%, 11/1/2028	7,172	7,785
Pool# 995477 5.50%, 1/1/2029	20,352	22,105
Pool# MA0082 5.00%, 5/1/2029	283,925	305,212
Pool# MA0097 5.00%, 6/1/2029	53,786	57,500
Pool# AL8062 5.50%, 6/1/2029	503,444	546,529
Pool# AS3118 3.00%, 8/1/2029	384,261	384,907
Pool# MA0295 5.00%, 1/1/2030	350,851	375,076
Pool# AX9538 3.00%, 2/1/2030	1,647,556	1,650,314
Pool# AS4466 3.00%, 2/1/2030	1,239,868	1,241,182
Pool# 932716 5.00%, 4/1/2030	11,676	12,483
Pool# AL7415 5.50%, 4/1/2030	85,007	92,282
Pool# MA0436 5.50%, 4/1/2030	37,533	40,786
Pool# AY4218 3.00%, 5/1/2030	1,152,541	1,153,767
Pool# AL6763 3.00%, 5/1/2030	925,854	926,831
Pool# AS5240 3.00%, 6/1/2030	1,107,567	1,108,748
Pool# AZ0886 3.00%, 7/1/2030	940,978	941,981
Pool# AL6317 5.00%, 9/1/2030	378,125	404,232
Pool# 890710 3.00%, 2/1/2031	688,949	688,485
Pool# AS9505 3.00%, 4/1/2032	800,708	800,168
Pool# AS9520 3.50%, 4/1/2032	2,636,397	2,690,213
Pool# 676643 5.00%, 1/1/2033	79,176	85,315
Pool# 720679 5.00%, 6/1/2033	9,082	9,804
Pool# 310100 5.00%, 8/1/2033	169,201	182,744
Pool# 738166 5.00%, 9/1/2033	2,892	3,121
Pool# 725027 5.00%, 11/1/2033	218,705	236,843
Pool# 745944 5.00%, 12/1/2033	64,615	69,776
Pool# 725422 5.00%, 4/1/2034	44,760	48,330
Pool# 985615 5.50%, 4/1/2034	156,663	171,950
Pool# 801596 5.50%, 10/1/2034	56,642	62,160
Pool# 794978 5.50%, 10/1/2034	39,143	42,931
Pool# AC2387 5.00%, 1/1/2035	6,243	6,733
Pool# 735141 5.50%, 1/1/2035	316,831	348,564
Pool# AD0308 5.00%, 3/1/2035	459,434	496,443
Pool# 735403 5.00%, 4/1/2035	339,153	366,161
Pool# 735382 5.00%, 4/1/2035	102,785	110,963
Pool# 255706 5.50%, 5/1/2035	2,316	2,544
Pool# 735581 5.00%, 6/1/2035	971,941	1,049,312
Pool# 735795 5.00%, 6/1/2035	635,359	685,971
Pool# 735578 5.00%, 6/1/2035	174,412	188,269
Pool# 826201 5.00%, 7/1/2035	31,589	34,082
Pool# 735667 5.00%, 7/1/2035	4,921	5,313
Pool# 310099 5.00%, 8/1/2035	1,199,131	1,294,669
Pool# 190360 5.00%, 8/1/2035	378,957	409,174
Pool# 825753 5.50%, 8/1/2035	15,024	16,366
Pool# 834657 5.50%, 8/1/2035	2,627	2,884

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# 836018 5.50%, 9/1/2035	$1,129	$1,239
Pool# 735893 5.00%, 10/1/2035	180,310	194,666
Pool# 835482 5.50%, 10/1/2035	15,628	17,152
Pool# 863626 5.50%, 12/1/2035	48,800	52,998
Pool# 745275 5.00%, 2/1/2036	167,608	180,949
Pool# 865972 5.50%, 3/1/2036	14,003	15,351
Pool# 891588 5.50%, 5/1/2036	45,457	49,830
Pool# 885808 5.50%, 6/1/2036	930	1,010
Pool# 885367 5.00%, 7/1/2036	1,637	1,755
Pool# 745826 6.00%, 7/1/2036	4,869	5,458
Pool# AI6495 5.00%, 9/1/2036	521,060	562,286
Pool# 897267 5.50%, 10/1/2036	14,209	15,443
Pool# 899215 6.00%, 10/1/2036	20,853	23,418
Pool# 310107 5.00%, 11/1/2036	70,099	75,684
Pool# 831922 5.50%, 11/1/2036	3,497	3,828
Pool# 903013 5.50%, 12/1/2036	51,449	56,402
Pool# 256513 5.50%, 12/1/2036	19,134	20,988
Pool# 920078 5.50%, 12/1/2036	7,113	7,791
Pool# 902752 5.50%, 12/1/2036	1,813	1,977
Pool# 906869 6.00%, 12/1/2036	83,971	93,309
Pool# 967685 5.50%, 1/1/2037	16,414	17,866
Pool# 888222 6.00%, 2/1/2037	14,200	15,929
Pool# 910242 5.00%, 3/1/2037	1,648	1,762
Pool# 914049 6.00%, 3/1/2037	74,453	83,601
Pool# 914752 5.50%, 4/1/2037	12,021	13,186
Pool# 918011 5.00%, 5/1/2037	71,386	76,484
Pool# 897640 5.50%, 5/1/2037	16,748	18,344
Pool# 917988 6.00%, 5/1/2037	19,789	22,007
Pool# 937788 5.00%, 6/1/2037	842	901
Pool# 899562 5.50%, 6/1/2037	12,034	13,177
Pool# 939984 6.00%, 6/1/2037	34,093	38,266
Pool# 915639 6.00%, 6/1/2037	20,931	23,258
Pool# 256822 5.00%, 7/1/2037	1,615	1,729
Pool# 938175 5.50%, 7/1/2037	5,323	5,821
Pool# 928483 6.00%, 7/1/2037	19,058	21,346
Pool# 942052 6.00%, 7/1/2037	13,632	15,309
Pool# 944526 6.00%, 7/1/2037	7,646	8,496
Pool# 899598 6.00%, 7/1/2037	4,026	4,520
Pool# AA0920 5.50%, 8/1/2037	1,000,824	1,098,062
Pool# 942290 5.50%, 8/1/2037	16,547	18,006
Pool# 945218 5.50%, 8/1/2037	5,206	5,655
Pool# 936895 6.00%, 8/1/2037	876	974
Pool# 888638 5.50%, 9/1/2037	26,906	29,508
Pool# 952277 5.50%, 9/1/2037	424	460
Pool# 952276 6.00%, 9/1/2037	62,231	69,301
Pool# 933131 5.50%, 10/1/2037	18,230	19,846
Pool# 943640 5.50%, 10/1/2037	1,321	1,444
Pool# 946923 6.00%, 10/1/2037	39,112	43,755
Pool# 955770 6.00%, 10/1/2037	4,294	4,780
Pool# 960117 5.50%, 11/1/2037	415	452
Pool# 933166 6.00%, 11/1/2037	62,536	70,032
Pool# 959983 6.00%, 11/1/2037	29,437	32,962
Pool# 956411 6.00%, 11/1/2037	10,411	11,608
Pool# 977077 5.50%, 12/1/2037	73,550	80,766
Pool# 959454 5.50%, 12/1/2037	29,730	32,486
Pool# 967254 5.50%, 12/1/2037	21,245	23,075
Pool# 966419 6.00%, 12/1/2037	17,477	19,604
Pool# 929018 6.00%, 12/1/2037	9,236	10,292
Pool# 966664 5.50%, 1/1/2038	102,779	112,052
Pool# 961256 5.50%, 1/1/2038	28,909	31,654
Pool# 961311 5.50%, 1/1/2038	23,701	25,945
Pool# 961181 5.50%, 1/1/2038	9,927	10,863
Pool# 961348 6.00%, 1/1/2038	64,353	72,238
Pool# 965719 6.00%, 1/1/2038	5,948	6,628
Pool# 969776 5.50%, 2/1/2038	45,030	49,241
Pool# 972701 5.50%, 2/1/2038	19,496	21,309
Pool# 972404 5.50%, 2/1/2038	10,103	11,055
Pool# 960048 5.50%, 2/1/2038	1,107	1,202
Pool# 969757 5.50%, 2/1/2038	711	774
Pool# 962344 5.50%, 3/1/2038	251,808	275,379

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# 975186 5.50%, 3/1/2038	$72,037	$78,938
Pool# 973794 5.50%, 3/1/2038	33,169	36,024
Pool# 974674 5.50%, 3/1/2038	24,458	26,779
Pool# 961849 5.50%, 3/1/2038	17,741	19,396
Pool# 962371 5.50%, 3/1/2038	15,779	17,223
Pool# 973775 5.50%, 3/1/2038	10,345	11,230
Pool# 953613 5.50%, 3/1/2038	2,475	2,704
Pool# 961992 6.00%, 3/1/2038	60,185	67,557
Pool# 979504 5.00%, 4/1/2038	18,424	19,696
Pool# 974532 5.00%, 4/1/2038	12,618	13,517
Pool# 933777 5.50%, 4/1/2038	6,656	7,296
Pool# 973726 6.00%, 4/1/2038	50,057	55,798
Pool# 983284 5.50%, 5/1/2038	185,403	201,271
Pool# 975127 5.50%, 5/1/2038	156,063	170,496
Pool# 975049 5.50%, 5/1/2038	91,975	99,868
Pool# 995048 5.50%, 5/1/2038	56,782	62,317
Pool# 970232 5.50%, 5/1/2038	3,446	3,741
Pool# 969268 5.50%, 5/1/2038	1,938	2,104
Pool# 889579 6.00%, 5/1/2038	39,686	44,511
Pool# 889509 6.00%, 5/1/2038	26,257	29,447
Pool# 984000 5.00%, 6/1/2038	26,672	28,755
Pool# 889561 5.50%, 6/1/2038	375,582	411,124
Pool# 929594 5.50%, 6/1/2038	77,030	83,633
Pool# 963774 5.50%, 6/1/2038	74,892	81,819
Pool# 995018 5.50%, 6/1/2038	48,157	52,830
Pool# 985559 5.50%, 6/1/2038	36,951	40,155
Pool# 979984 5.50%, 6/1/2038	18,912	20,636
Pool# 985731 5.50%, 6/1/2038	12,069	13,206
Pool# 976213 5.50%, 6/1/2038	5,762	6,276
Pool# 986519 5.50%, 6/1/2038	3,272	3,570
Pool# 963958 5.50%, 6/1/2038	471	511
Pool# 929714 5.50%, 7/1/2038	204,400	223,428
Pool# 934333 5.50%, 7/1/2038	53,263	57,945
Pool# 963975 5.50%, 7/1/2038	37,749	41,123
Pool# 986999 5.50%, 7/1/2038	27,254	29,764
Pool# 934351 5.50%, 7/1/2038	10,270	11,194
Pool# 986245 5.50%, 7/1/2038	4,331	4,711
Pool# 929737 5.50%, 7/1/2038	1,215	1,328
Pool# 889962 5.50%, 8/1/2038	129,057	140,397
Pool# 929824 5.50%, 8/1/2038	26,806	29,306
Pool# 964970 5.50%, 8/1/2038	10,461	11,356
Pool# 975697 5.50%, 8/1/2038	7,017	7,668
Pool# 986062 5.50%, 8/1/2038	4,410	4,821
Pool# 983378 6.00%, 8/1/2038	19,501	21,785
Pool# 925973 6.00%, 8/1/2038	8,997	9,997
Pool# 889995 5.50%, 9/1/2038	183,605	201,024
Pool# 970818 5.50%, 9/1/2038	23,591	25,624
Pool# 986938 5.50%, 9/1/2038	5,096	5,566
Pool# 970650 5.50%, 10/1/2038	40,867	44,635
Pool# 990786 5.50%, 10/1/2038	24,685	26,918
Pool# 930071 6.00%, 10/1/2038	169,202	188,018
Pool# 992035 6.00%, 10/1/2038	5,552	6,169
Pool# 991002 6.00%, 10/1/2038	2,300	2,555
Pool# 995759 5.50%, 11/1/2038	228,136	249,544
Pool# 994637 5.50%, 11/1/2038	170,616	186,373
Pool# 985805 5.50%, 11/1/2038	66,263	72,674
Pool# 934665 5.50%, 11/1/2038	34,522	37,476
Pool# 934645 5.50%, 11/1/2038	32,067	35,034
Pool# 987994 5.50%, 11/1/2038	21,206	23,020
Pool# 970809 5.50%, 11/1/2038	9,666	10,588
Pool# AB0131 5.00%, 12/1/2038	10,341	11,124
Pool# 930253 5.50%, 12/1/2038	64,480	70,449
Pool# 970929 5.50%, 12/1/2038	45,417	49,571
Pool# 992944 5.50%, 12/1/2038	37,498	40,879
Pool# 993055 5.50%, 12/1/2038	20,764	22,734
Pool# AD0385 5.50%, 12/1/2038	19,456	21,275
Pool# 991434 5.50%, 12/1/2038	16,086	17,526
Pool# 934249 5.50%, 12/1/2038	12,470	13,591
Pool# 992676 5.50%, 12/1/2038	10,767	11,688
Pool# AA0694 5.50%, 12/1/2038	9,485	10,297

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# 934231 5.00%, 1/1/2039	$1,595	$1,707
Pool# 993100 5.50%, 1/1/2039	13,183	14,442
Pool# AA0187 5.50%, 1/1/2039	12,359	13,417
Pool# 993111 5.50%, 1/1/2039	12,335	13,391
Pool# AA0729 5.50%, 2/1/2039	291,744	318,947
Pool# AA1638 5.50%, 2/1/2039	12,456	13,522
Pool# AD0306 5.50%, 3/1/2039	7,185	7,876
Pool# AA4463 4.50%, 4/1/2039	88,629	93,698
Pool# 935063 5.50%, 4/1/2039	49,327	53,627
Pool# 995845 5.50%, 4/1/2039	1,013	1,111
Pool# 995894 6.00%, 4/1/2039	156,573	175,804
Pool# 935075 6.00%, 4/1/2039	9,701	10,784
Pool# AB0733 4.50%, 6/1/2039	99,179	104,844
Pool# 995862 5.00%, 7/1/2039	48,106	51,578
Pool# AL0070 5.00%, 7/1/2039	40,728	43,599
Pool# AC0017 5.50%, 9/1/2039	9,630	10,479
Pool# AD0638 6.00%, 9/1/2039	53,816	60,522
Pool# AL2875 5.00%, 11/1/2039	186,866	200,966
Pool# 190399 5.50%, 11/1/2039	6,461	7,065
Pool# AD1656 4.50%, 3/1/2040	257,129	271,949
Pool# MA0389 5.50%, 4/1/2040	25,505	27,772
Pool# 190404 4.50%, 5/1/2040	118,260	125,077
Pool# AL0071 5.00%, 5/1/2040	99,304	106,294
Pool# AL0015 5.50%, 5/1/2040	402,206	439,725
Pool# AB1316 5.50%, 5/1/2040	76,016	82,521
Pool# AB1149 5.00%, 6/1/2040	135,129	146,077
Pool# AD6438 5.00%, 6/1/2040	8,114	8,774
Pool# AD7128 4.50%, 7/1/2040	8,557	9,052
Pool# AB1259 5.00%, 7/1/2040	456,314	493,373
Pool# AD6856 5.00%, 7/1/2040	4,318	4,665
Pool# AC9032 5.00%, 7/1/2040	1,066	1,140
Pool# AD8529 4.50%, 8/1/2040	888,374	939,726
Pool# AB1389 4.50%, 8/1/2040	535,558	566,599
Pool# AB1335 4.50%, 8/1/2040	208,904	220,983
Pool# AD5283 4.50%, 9/1/2040	32,323	34,184
Pool# AE0691 4.50%, 10/1/2040	75,258	79,459
Pool# AE5471 4.50%, 10/1/2040	7,139	7,552
Pool# AE2691 4.50%, 12/1/2040	2,036,750	2,154,443
Pool# AH3952 4.00%, 1/1/2041	2,916,558	3,014,694
Pool# AH1560 4.00%, 1/1/2041	409,603	423,370
Pool# AE0725 4.50%, 1/1/2041	108,318	114,595
Pool# AL0791 4.00%, 2/1/2041	539,451	558,195
Pool# AE0984 4.50%, 2/1/2041	22,800	24,117
Pool# AL5782 5.50%, 3/1/2041	377,270	414,315
Pool# AL0065 4.50%, 4/1/2041	837,461	885,835
Pool# AH9471 4.50%, 4/1/2041	561,977	592,201
Pool# AH4038 4.50%, 4/1/2041	536,237	567,191
Pool# AI0213 4.50%, 4/1/2041	227,623	240,667
Pool# AI1193 4.50%, 4/1/2041	95,364	100,877
Pool# AI0706 5.00%, 4/1/2041	90,824	98,122
Pool# AI2468 4.50%, 5/1/2041	844,995	893,924
Pool# AI4211 4.50%, 6/1/2041	432,525	457,221
Pool# AI3506 4.50%, 6/1/2041	34,254	36,237
Pool# AI8194 4.50%, 8/1/2041	593,395	627,179
Pool# 890603 5.00%, 8/1/2041	15,178	16,269
Pool# AB3505 4.00%, 9/1/2041	1,708,708	1,767,573
Pool# AJ1416 4.50%, 9/1/2041	661,258	699,317
Pool# AJ1414 4.50%, 9/1/2041	286,099	301,839
Pool# AL1319 4.50%, 10/1/2041	155,334	164,084
Pool# AJ5269 4.00%, 11/1/2041	2,539,886	2,625,430
Pool# AL1547 4.50%, 11/1/2041	114,093	120,412
Pool# AJ9278 3.50%, 12/1/2041	871,883	880,093
Pool# AB4102 3.50%, 12/1/2041	331,204	334,320
Pool# AJ7686 4.00%, 12/1/2041	3,405,945	3,523,425
Pool# AX5302 4.00%, 1/1/2042	727,378	751,916
Pool# AL1354 4.50%, 1/1/2042	1,179,290	1,246,047
Pool# AL4300 4.50%, 1/1/2042	367,510	388,723
Pool# AK2818 4.50%, 1/1/2042	315,376	331,919
Pool# AK2415 4.00%, 2/1/2042	834,788	862,867
Pool# AJ6790 4.50%, 2/1/2042	172,499	180,687

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# AK4520 4.00%, 3/1/2042	$372,462	$384,961
Pool# AK6743 4.00%, 3/1/2042	151,734	156,850
Pool# AK6568 3.50%, 4/1/2042	1,334,489	1,347,019
Pool# AK6846 3.50%, 4/1/2042	879,911	888,151
Pool# AK9393 3.50%, 4/1/2042	795,745	803,247
Pool# AL4029 4.50%, 4/1/2042	347,867	367,971
Pool# AP7363 4.00%, 10/1/2042	2,928,555	3,027,097
Pool# AB7733 3.00%, 1/1/2043	944,851	930,283
Pool# AL3714 3.50%, 1/1/2043	1,359,079	1,370,817
Pool# AQ9328 3.50%, 1/1/2043	242,504	244,739
Pool# AB8931 3.00%, 4/1/2043	1,381,165	1,359,890
Pool# AB9046 3.50%, 4/1/2043	1,440,319	1,452,112
Pool# AT2021 3.50%, 4/1/2043	1,101,041	1,110,229
Pool# AT1001 3.50%, 4/1/2043	676,249	681,787
Pool# AT5993 3.00%, 5/1/2043	1,404,680	1,383,076
Pool# AB9374 3.50%, 5/1/2043	653,324	658,674
Pool# AT7207 3.50%, 6/1/2043	1,888,640	1,904,105
Pool# AS0044 3.00%, 7/1/2043	809,458	796,970
Pool# AB9864 3.50%, 7/1/2043	514,730	518,933
Pool# AU3735 3.00%, 8/1/2043	1,693,391	1,667,245
Pool# AU3195 3.00%, 8/1/2043	352,155	346,737
Pool# AS0331 3.00%, 8/1/2043	339,552	334,310
Pool# AS0212 3.50%, 8/1/2043	2,223,903	2,242,113
Pool# AS0210 3.50%, 8/1/2043	1,529,404	1,541,928
Pool# AU0949 3.50%, 8/1/2043	1,113,576	1,123,816
Pool# AU3742 3.50%, 8/1/2043	880,217	887,411
Pool# AS0225 4.00%, 8/1/2043	2,981,730	3,077,845
Pool# AU0993 4.50%, 8/1/2043	126,125	132,106
Pool# AS0516 3.00%, 9/1/2043	789,889	777,697
Pool# AU6857 4.00%, 9/1/2043	1,036,671	1,071,664
Pool# AS0531 4.00%, 9/1/2043	680,780	703,682
Pool# AS0358 4.00%, 9/1/2043	516,985	534,174
Pool# MA1600 3.50%, 10/1/2043	1,503,748	1,516,062
Pool# AS0657 4.00%, 10/1/2043	852,019	879,141
Pool# AU4386 4.00%, 10/1/2043	388,361	400,846
Pool# AU9522 4.50%, 10/1/2043	268,980	282,580
Pool# AU6939 4.50%, 10/1/2043	257,645	270,618
Pool# AU5057 4.00%, 11/1/2043	740,814	762,637
Pool# AS1042 4.00%, 11/1/2043	251,231	259,330
Pool# AV0691 4.00%, 12/1/2043	286,300	295,948
Pool# AV0664 4.50%, 12/1/2043	1,122,131	1,177,266
Pool# AS1559 4.00%, 1/1/2044	1,681,970	1,735,337
Pool# AL5946 5.00%, 1/1/2044	1,003,929	1,075,050
Pool# AS1764 4.00%, 2/1/2044	345,277	356,898
Pool# AW1847 4.50%, 4/1/2044	148,968	156,453
Pool# AS2322 4.50%, 4/1/2044	27,493	28,877
Pool# AS2276 4.50%, 4/1/2044	18,598	19,538
Pool# MA1926 4.50%, 6/1/2044	758,169	798,636
Pool# AW2478 4.50%, 6/1/2044	417,691	441,462
Pool# AW9189 4.50%, 7/1/2044	465,058	488,589
Pool# AL6223 4.50%, 8/1/2044	2,817,752	2,959,103
Pool# AX2491 4.00%, 10/1/2044	844,081	868,443
Pool# AS3656 4.50%, 10/1/2044	59,255	62,232
Pool# AL6432 4.00%, 1/1/2045	2,066,706	2,126,106
Pool# MA2145 4.00%, 1/1/2045	1,126,847	1,159,503
Pool# AY4205 3.00%, 5/1/2045	693,369	679,193
Pool# AS5175 3.50%, 6/1/2045	1,694,322	1,702,656
Pool# AL9578 4.00%, 6/1/2045	1,289,137	1,333,499
Pool# AZ0862 3.50%, 7/1/2045	1,138,102	1,142,840
Pool# AZ0869 4.00%, 7/1/2045	1,272,249	1,307,834
Pool# MA2415 4.00%, 10/1/2045	1,642,453	1,686,836
Pool# AL7620 3.00%, 11/1/2045	239,687	234,548
Pool# AS6400 4.00%, 12/1/2045	1,289,162	1,324,572
Pool# AS6464 3.50%, 1/1/2046	1,437,000	1,444,019
Pool# BC1105 3.50%, 2/1/2046	1,731,576	1,737,170
Pool# BC2733 3.00%, 5/1/2046	2,137,928	2,087,108
Pool# AS7248 4.00%, 5/1/2046	1,154,677	1,185,756
Pool# BC9420 4.50%, 5/1/2046	70,640	74,569
Pool# AS7343 3.00%, 6/1/2046	750,249	732,412
Pool# AS7401 4.00%, 6/1/2046	2,472,237	2,538,778

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# AS7558 4.00%, 7/1/2046	$1,483,356	$1,525,440
Pool# AS7801 3.50%, 8/1/2046	943,057	946,084
Pool# AS8143 4.00%, 10/1/2046	2,506,041	2,573,553
Pool# AS8144 4.00%, 10/1/2046	959,303	985,124
Pool# AS8157 4.50%, 10/1/2046	209,734	219,781
Pool# BE5069 3.00%, 11/1/2046	2,217,801	2,171,706
Pool# MA2836 4.50%, 12/1/2046	796,287	834,464
Pool# AS8659 4.00%, 1/1/2047	3,223,373	3,312,941
Pool# AS8699 4.00%, 1/1/2047	850,248	873,296
Pool# MA2872 4.50%, 1/1/2047	776,421	813,799
Pool# BE5475 3.50%, 2/1/2047	2,279,747	2,287,097
Pool# AS8807 3.50%, 2/1/2047	267,706	268,614
Pool# MA2959 3.50%, 4/1/2047	4,992,335	5,008,478
Pool# BE3619 4.00%, 5/1/2047	4,853,920	4,986,427
Pool# AS9829 3.50%, 6/1/2047	1,691,962	1,697,442
Pool# AS9831 4.00%, 6/1/2047	8,006,504	8,225,678
Pool# BE3702 4.00%, 6/1/2047	2,265,114	2,326,081
Pool# MA3057 3.50%, 7/1/2047	5,502,187	5,520,005
Pool# BE3767 3.50%, 7/1/2047	2,284,196	2,291,593
Pool# AS9975 4.00%, 7/1/2047	1,923,094	1,975,947
Pool# MA3058 4.00%, 7/1/2047	1,797,680	1,846,993
Pool# MA3087 3.50%, 8/1/2047	3,831,755	3,844,163
Pool# MA3088 4.00%, 8/1/2047	4,179,423	4,294,286
Pool# BH4019 4.00%, 9/1/2047	4,404,774	4,526,283
Pool# MA3149 4.00%, 10/1/2047	2,722,125	2,797,222
Pool# BJ0276 4.50%, 10/1/2047	895,985	943,247
Pool# MA3183 4.00%, 11/1/2047	3,444,153	3,539,166
Pool# MA3210 3.50%, 12/1/2047	4,915,987	4,930,213
Pool# MA3211 4.00%, 12/1/2047	2,796,029	2,875,739
Pool# BJ1069 4.00%, 1/1/2048	1,632,604	1,677,654
Pool# BM3590 3.50%, 3/1/2048	1,672,518	1,680,595
FNMA TBA
3.50%, 10/25/2027	7,080,000	7,218,160
4.00%, 9/25/2043	36,690,000	37,651,098
3.50%, 4/25/2048	12,800,000	12,826,749
4.50%, 4/25/2048	3,060,000	3,204,095
GNMA I Pool
Pool# 618988 6.00%, 6/15/2034	11,454	12,747
Pool# 689575 6.50%, 7/15/2038	10,106	11,304
GNMA II Pool
Pool# MA0699 3.50%, 1/20/2043	1,421,273	1,443,062
Pool# MA0783 3.50%, 2/20/2043	1,763,713	1,790,759
Pool# MA2679 4.00%, 3/20/2045	32,558	33,702
Pool# MA2892 3.50%, 6/20/2045	133,809	135,325
Pool# MA3035 4.00%, 8/20/2045	71,826	74,349
Pool# MA3106 4.00%, 9/20/2045	1,951,142	2,019,734
Pool# MA3245 4.00%, 11/20/2045	1,992,301	2,062,285
Pool# MA3803 3.50%, 7/20/2046	799,514	808,080
Pool# MA4510 3.50%, 6/20/2047	2,843,294	2,873,532
Pool# MA4586 3.50%, 7/20/2047	4,118,410	4,162,209
Pool# MA4587 4.00%, 7/20/2047	3,194,929	3,298,098
Pool# MA4652 3.50%, 8/20/2047	2,898,252	2,929,074
Pool# MA4778 3.50%, 10/20/2047	2,852,271	2,882,714
Pool# MA4962 3.50%, 1/20/2048	2,164,385	2,187,442
GNMA TBA
3.50%, 12/20/2044	10,305,000	10,405,031
4.00%, 4/15/2048	960,000	986,756

Total Mortgage-Backed Securities (cost $546,090,650)		540,361,550

Municipal Bond 0.2%

	Principal Amount	Value

California 0.2%
State of California, GO, 7.55%, 4/1/2039	2,890,000	4,400,545

Total Municipal Bond (cost $4,579,226)		4,400,545

Supranational 0.5%

	Principal Amount	Value
IFC Discount Notes, 0.00%, 4/16/2018(i)	10,000,000	9,993,540

Total Supranational (cost $9,994,042)		9,993,540

U.S. Government Agency Securities 2.5%

	Principal Amount	Value
FHLB, 5.50%, 07/15/2036	14,080,000	18,763,374
FNMA
1.13%, 12/14/2018	10,000,000	9,934,900
1.60%, 12/24/2020	4,690,000	4,587,434
6.63%, 11/15/2030	1,360,000	1,862,097
5.63%, 7/15/2037	3,060,000	4,144,623

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Agency Securities (continued)

	Principal Amount	Value
Resolution Funding Corp. STRIPS, 0.00%, 04/15/2030(i)	$10,693,000	$7,289,943

Total U.S. Government Agency Securities (cost $47,134,410)		46,582,371

U.S. Treasury Obligations 17.2%

	Principal Amount	Value
U.S. Treasury Bonds
4.38%, 2/15/2038(f)	3,705,000	4,558,742
3.88%, 8/15/2040	16,230,000	18,800,172
3.63%, 2/15/2044	9,960,000	11,160,258
2.25%, 8/15/2046	5,490,000	4,728,906
U.S. Treasury Inflation Linked Bonds
2.00%, 1/15/2026(j)	42,120,000	58,083,972
3.63%, 4/15/2028(j)	5,355,000	10,520,755
2.50%, 1/15/2029(j)	13,060,000	17,859,689
3.88%, 4/15/2029(j)	27,560,000	55,305,963
3.38%, 4/15/2032(f)(j)	8,435,000	15,853,834
U.S. Treasury Inflation Linked Notes , 0.25%, 1/15/2025(j)	9,945,000	10,178,260
U.S. Treasury Notes
1.13%, 2/28/2019	1,425,000	1,412,420
0.88%, 4/15/2019(f)	14,000,000	13,817,344
0.88%, 5/15/2019	12,585,000	12,404,091
1.38%, 4/30/2021(f)	8,675,000	8,408,989
1.50%, 2/28/2023	42,135,000	40,069,397
2.25%, 10/31/2024	5,980,000	5,826,996
1.63%, 2/15/2026	3,183,000	2,936,566
2.25%, 2/15/2027	26,010,000	24,999,065

Total U.S. Treasury Obligations (cost $318,026,634)		316,925,419

Short-Term Investment 0.5%

	Principal Amount	Value
U.S. Treasury Obligation 0.5%
U.S. Treasury Bills, 0.00%, 5/24/2018(i)(k)	8,250,000	8,230,328

Total Short-Term Investment (cost $8,235,938)		8,230,328

Repurchase Agreements 1.1%

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc. 1.81%, dated 3/29/2018, due 4/2/2018, repurchase price $8,339,007, collateralized by U.S. Government Agency Securities, ranging from 1.92% - 4.00%, maturing 2/25/2031 - 3/1/2059; total market value $8,504,077. (l)	8,337,330	8,337,330
Nomura Securities International, Inc. 1.80%, dated 3/29/2018, due 4/2/2018, repurchase price $1,000,200, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 7.88%, maturing 4/26/2018 - 2/15/2048; total market value $1,020,000. (l)	1,000,000	1,000,000
RBS Securities, Inc. 1.75%, dated 3/29/2018, due 4/5/2018, repurchase price $10,003,403, collateralized by U.S. Government Treasury Securities, ranging from 1.00% - 8.75%, maturing 11/30/2019 - 2/15/2048; total market value $10,200,055. (l)	10,000,000	10,000,000

Total Repurchase Agreements (cost $19,337,330)		19,337,330

Total Investments (cost $2,007,669,189) — 108.9%		2,003,572,956
Liabilities in excess of other assets — (8.9)%		(163,681,451)

NET ASSETS — 100.0%		$1,839,891,505

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2018.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2018 was $163,557,704 which represents 8.89% of net assets.
(c)	PIK - Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2018.
(e)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2018. The maturity date reflects the next call date.
(f)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $41,761,720, which was collateralized by cash used to purchase repurchase agreements with a total value of $19,337,330 and by $23,721,219 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 9.13%, and maturity dates ranging from 4/15/2018 - 5/15/2047, a total value of $43,058,549.
(g)	Security in default.
(h)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2018.
(i)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(j)	Principal amounts are not adjusted for inflation.
(k)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(l)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2018 was $19,337,330.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Plus Bond Fund

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
TBA	To Be Announced; Security is subject to delayed delivery

Currency:
EUR	Euro
ZAR	South Africa Rand
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Foreign Exchange BRL/USD	600	4/2018	USD	18,123,000	(21,930)
Foreign Exchange CAD/USD	231	6/2018	USD	17,931,375	(56,192)
Foreign Exchange MXN/USD	730	6/2018	USD	19,823,150	508,044
U.S. Treasury 10 Year Note	815	6/2018	USD	98,729,610	987,900
U.S. Treasury 5 Year Note	618	6/2018	USD	70,736,859	257,732

					1,675,554

Short Contracts
Euro-Bund	(210)	6/2018	EUR	(41,195,835)	(635,219)
Euro-Buxl	(110)	6/2018	EUR	(22,384,100)	(657,082)
Euro-OAT	(109)	6/2018	EUR	(20,733,464)	(387,560)
Foreign Exchange EUR/USD	(325)	6/2018	USD	(50,206,407)	211,675
Foreign Exchange JPY/USD	(151)	6/2018	USD	(17,824,606)	58,273
Long Gilt	(264)	6/2018	GBP	(45,491,545)	(673,153)
U.S. Treasury 10 Year Ultra Note	(385)	6/2018	USD	(49,995,859)	(841,946)
U.S. Treasury Long Bond	(258)	6/2018	USD	(37,829,250)	(750,587)
U.S. Treasury Ultra Bond	(283)	6/2018	USD	(45,412,656)	(1,417,131)
USD 10 Year Interest Rate Swap	(323)	6/2018	USD	(30,654,719)	(381,915)

					(5,474,645)

					(3,799,091)

Currency:

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Great British Pound
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Plus Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$194,871,626	$—	$194,871,626
Collateralized Mortgage Obligations	—	77,328,227	—	77,328,227
Commercial Mortgage-Backed Securities	—	89,058,485	—	89,058,485
Corporate Bonds	—	584,337,896	—	584,337,896
Foreign Government Securities	—	112,145,639	—	112,145,639
Futures Contracts	2,023,624	—	—	2,023,624
Mortgage-Backed Securities	—	540,361,550	—	540,361,550
Municipal Bond	—	4,400,545	—	4,400,545
Repurchase Agreements	—	19,337,330	—	19,337,330
Short-Term Investment	—	8,230,328	—	8,230,328
Supranational	—	9,993,540	—	9,993,540
U.S. Government Agency Securities	—	46,582,371	—	46,582,371
U.S. Treasury Obligations	—	316,925,419	—	316,925,419

Total Assets	$2,023,624	$2,003,572,956	$—	$2,005,596,580

Liabilities:
Futures Contracts	$(5,822,715)	$—	$—	$(5,822,715)

Total Liabilities	$(5,822,715)	$—	$—	$(5,822,715)

Total	$(3,799,091)	$2,003,572,956	$—	$1,999,773,865

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to changes in the level of interest rates and to manage currency risk. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2018

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$2,023,624

Total		$2,023,624

Liabilities:
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(5,822,715)

Total		$(5,822,715)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

25

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks 98.2%

	Shares	Value
ARGENTINA 0.8%
Banks 0.5%
Grupo Supervielle SA, ADR	28,800	$873,792

Construction Materials 0.3%
Loma Negra Cia Industrial Argentina SA, ADR*	33,000	703,560

		1,577,352

AUSTRALIA 0.5%
Metals & Mining 0.3%
Syrah Resources Ltd.*	287,901	710,514

Oil, Gas & Consumable Fuels 0.2%
Karoon Gas Australia Ltd.*	340,942	303,270

		1,013,784

BRAZIL 8.4%
Airlines 1.1%
Azul SA, ADR*	61,495	2,136,951

Banks 2.8%
Banco Bradesco SA (Preference)*	137,919	1,650,124
Banco do Brasil SA*	253,673	3,152,615
Itau Unibanco Holding SA, ADR	60,638	945,953

		5,748,692

Chemicals 0.8%
Braskem SA (Preference), Class A	109,558	1,592,871

Diversified Telecommunication Services 1.1%
Telefonica Brasil SA, ADR	77,200	1,185,792
Telefonica Brasil SA (Preference)	61,260	935,196

		2,120,988

Hotels, Restaurants & Leisure 0.5%
CVC Brasil Operadora e Agencia de Viagens SA	60,224	1,106,358

Household Durables 0.2%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	93,990	435,296

Independent Power and Renewable Electricity Producers 0.3%
AES Tiete Energia SA	159,800	587,612

IT Services 0.3%
Cielo SA	101,793	637,931

Metals & Mining 0.5%
Vale SA*	75,378	963,730

Road & Rail 0.5%
Rumo SA*	253,900	1,011,309

Transportation Infrastructure 0.3%
CCR SA	168,000	636,084

		16,977,822

CHILE 0.6%
Electric Utilities 0.6%
Enel Americas SA	5,106,730	1,192,162

CHINA 27.0%
Auto Components 0.4%
Minth Group Ltd.	181,312	831,180

Automobiles 0.3%
Brilliance China Automotive Holdings Ltd.	286,000	601,543

Banks 3.3%
China Construction Bank Corp., Class H	2,382,706	2,475,864
Industrial & Commercial Bank of China Ltd., Class H	4,745,000	4,114,684

		6,590,548

Construction Materials 0.5%
China National Building Material Co. Ltd., Class H	834,000	917,911

Diversified Consumer Services 0.6%
New Oriental Education & Technology Group, Inc., ADR	14,036	1,230,255

Electrical Equipment 0.4%
Zhuzhou CRRC Times Electric Co. Ltd., Class H	158,905	775,713

Food Products 0.5%
Dali Foods Group Co. Ltd. Reg. S(a)	1,234,874	1,020,003

Hotels, Restaurants & Leisure 0.6%
China Lodging Group Ltd., ADR	8,107	1,067,773
Xiabuxiabu Catering Management China Holdings Co. Ltd. Reg. S(a)	115,407	221,157

		1,288,930

Independent Power and Renewable Electricity Producers 0.3%
Huaneng Power International, Inc., Class H	880,086	592,401

Insurance 2.5%
PICC Property & Casualty Co. Ltd., Class H	568,000	1,004,558
Ping An Insurance Group Co. of China Ltd., Class H	393,213	4,045,997

		5,050,555

Internet & Direct Marketing Retail 2.4%
Ctrip.com International Ltd., ADR*	29,480	1,374,358
JD.com, Inc., ADR*	63,267	2,561,680
Vipshop Holdings Ltd., ADR*	55,477	922,028

		4,858,066

Internet Software & Services 12.3%
Alibaba Group Holding Ltd., ADR*	47,989	8,807,902
Baidu, Inc., ADR*	9,560	2,133,696
NetEase, Inc., ADR	3,800	1,065,482
Tencent Holdings Ltd.	235,054	12,512,212

		24,519,292

Life Sciences Tools & Services 0.2%
Wuxi Biologics Cayman, Inc. Reg. S*(a)	37,500	364,308

Machinery 1.1%
Haitian International Holdings Ltd.	398,233	1,211,204
Weichai Power Co. Ltd., Class H	478,010	540,308
Yangzijiang Shipbuilding Holdings Ltd.	538,957	501,850

		2,253,362

Real Estate Management & Development 0.5%
China Resources Land Ltd.	279,777	1,030,905

Textiles, Apparel & Luxury Goods 0.6%
ANTA Sports Products Ltd.	237,930	1,211,142

Wireless Telecommunication Services 0.5%
China Mobile Ltd.	106,085	970,632

		54,106,746

COLOMBIA 0.9%
Banks 0.4%
Bancolombia SA, ADR	19,300	810,986

Oil, Gas & Consumable Fuels 0.5%
Ecopetrol SA, ADR	55,901	1,080,566

		1,891,552

GEORGIA 0.5%
Banks 0.5%
BGEO Group plc	20,768	1,037,697

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks (continued)
	Shares	Value
HONG KONG 0.9%
Household Durables 0.5%
Techtronic Industries Co. Ltd.	171,000	$1,010,095

Pharmaceuticals 0.4%
United Laboratories International Holdings Ltd. (The) *	787,226	821,120

		1,831,215

HUNGARY 1.2%
Banks 0.6%
OTP Bank plc	29,802	1,343,339

Oil, Gas & Consumable Fuels 0.6%
MOL Hungarian Oil & Gas plc	101,486	1,112,040

		2,455,379

INDIA 8.5%
Auto Components 0.4%
Motherson Sumi Systems Ltd.	179,767	862,427

Automobiles 1.0%
Maruti Suzuki India Ltd.	9,540	1,303,281
Tata Motors Ltd., ADR*	25,900	665,630

		1,968,911

Banks 1.8%
Axis Bank Ltd.	110,167	867,863
HDFC Bank Ltd., ADR	25,900	2,558,144

		3,426,007

Chemicals 0.4%
UPL Ltd.	70,324	791,274

Communications Equipment 0.5%
Tejas Networks Ltd. Reg. S*(a)	185,001	1,044,333

Construction & Engineering 1.3%
IRB Infrastructure Developers Ltd.	102,004	350,198
Larsen & Toubro Ltd.	65,682	1,332,379
Voltas Ltd.	104,041	994,159

		2,676,736

Diversified Financial Services 0.2%
Power Finance Corp. Ltd.	365,389	481,844

Electrical Equipment 0.3%
Bharat Heavy Electricals Ltd.	411,051	516,581

Health Care Providers & Services 0.3%
Apollo Hospitals Enterprise Ltd.	38,884	636,228

IT Services 0.4%
Tech Mahindra Ltd.	88,476	874,571

Metals & Mining 0.9%
Hindalco Industries Ltd.	239,662	794,859
Hindustan Zinc Ltd.	215,487	997,600

		1,792,459

Oil, Gas & Consumable Fuels 0.4%
Coal India Ltd.	176,151	767,999

Tobacco 0.6%
ITC Ltd.	304,243	1,201,244

		17,040,614

INDONESIA 1.5%
Banks 0.6%
Bank Mandiri Persero Tbk. PT	2,171,600	1,214,604

Diversified Telecommunication Services 0.3%
Telekomunikasi Indonesia Persero Tbk. PT, ADR*	26,060	688,505

Media 0.2%
Media Nusantara Citra Tbk. PT	4,065,545	420,694

Trading Companies & Distributors 0.4%
AKR Corporindo Tbk. PT	1,899,339	785,930

		3,109,733

LUXEMBOURG 1.0%
Energy Equipment & Services 0.3%
Tenaris SA, ADR	18,800	651,796

Metals & Mining 0.7%
Ternium SA, ADR	42,200	1,371,078

		2,022,874

MEXICO 2.8%
Banks 0.4%
Grupo Financiero Banorte SAB de CV, Class O	135,500	828,279

Beverages 0.9%
Arca Continental SAB de CV	105,225	727,604
Fomento Economico Mexicano SAB de CV	115,611	1,054,490

		1,782,094

Consumer Finance 0.4%
Unifin Financiera SAB de CV SOFOM ENR	263,021	902,344

Equity Real Estate Investment Trusts (REITs) 0.4%
PLA Administradora Industrial S de RL de CV*	444,391	739,185

Food Products 0.4%
Gruma SAB de CV, Class B	66,890	767,395

Transportation Infrastructure 0.3%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	5,800	577,912

		5,597,209

PANAMA 0.6%
Airlines 0.6%
Copa Holdings SA, Class A	8,772	1,128,342

PERU 1.2%
Banks 1.2%
Credicorp Ltd.	10,606	2,407,986

PHILIPPINES 0.7%
Banks 0.4%
BDO Unibank, Inc.	338,595	905,242

Diversified Financial Services 0.3%
GT Capital Holdings, Inc.	24,010	540,674

		1,445,916

PORTUGAL 0.5%
Oil, Gas & Consumable Fuels 0.5%
Galp Energia SGPS SA	52,719	994,405

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks (continued)
	Shares	Value
RUSSIA 6.4%
Banks 2.5%
Sberbank of Russia PJSC, ADR	257,813	$4,810,283

Internet Software & Services 0.6%
Mail.Ru Group Ltd., GDR Reg. S*	37,118	1,301,660

Metals & Mining 0.9%
MMC Norilsk Nickel PJSC, ADR	46,625	871,888
Severstal PJSC, GDR Reg. S	61,290	926,007

		1,797,895

Oil, Gas & Consumable Fuels 1.8%
LUKOIL PJSC, ADR	41,707	2,886,959
Rosneft Oil Co. PJSC	148,790	815,277

		3,702,236

Road & Rail 0.6%
Globaltrans Investment plc, GDR Reg. S	107,917	1,279,690

		12,891,764

SINGAPORE 0.3%
Software 0.3%
Sea Ltd., ADR*	52,366	590,165

SOUTH AFRICA 6.0%
Chemicals 0.4%
Sasol Ltd.	24,287	827,863

Diversified Financial Services 1.4%
FirstRand Ltd.	502,734	2,845,198

Industrial Conglomerates 0.5%
Bidvest Group Ltd. (The)	56,372	1,069,053

Media 2.0%
Naspers Ltd., Class N	16,386	4,013,860

Paper & Forest Products 0.6%
Mondi plc	41,155	1,107,498

Trading Companies & Distributors 0.4%
Barloworld Ltd.	54,466	765,393

Wireless Telecommunication Services 0.7%
Vodacom Group Ltd.	107,578	1,392,120

		12,020,985

SOUTH KOREA 12.7%
Auto Components 1.0%
Nexen Tire Corp.	61,082	719,185
S&T Motiv Co. Ltd.	10,825	396,074
Woory Industrial Co. Ltd.	26,250	882,880

		1,998,139

Banks 0.6%
KB Financial Group, Inc.	20,078	1,143,386

Chemicals 0.7%
LG Chem Ltd. (Preference)	3,441	708,603
Lotte Chemical Corp.	1,920	779,960

		1,488,563

Construction & Engineering 0.5%
Samsung Engineering Co. Ltd.*	58,051	985,761

Household Durables 0.4%
Coway Co. Ltd.	8,382	706,167

Insurance 0.9%
DB Insurance Co. Ltd.	13,493	822,821
ING Life Insurance Korea Ltd. Reg. S(a)	21,413	896,980

		1,719,801

Media 0.3%
Innocean Worldwide, Inc.	9,936	593,792

Metals & Mining 0.5%
POSCO	3,340	1,019,955

Semiconductors & Semiconductor Equipment 1.6%
SK Hynix, Inc.	43,498	3,317,748

Software 0.5%
NCSoft Corp.	2,343	923,220

Technology Hardware, Storage & Peripherals 5.5%
Samsung Electronics Co. Ltd.	4,266	9,849,541
Samsung Electronics Co. Ltd. (Preference)	770	1,473,684

		11,323,225

Tobacco 0.2%
KT&G Corp.	4,520	424,055

		25,643,812

TAIWAN 10.4%
Auto Components 0.5%
Cub Elecparts, Inc.	67,345	907,727

Chemicals 0.4%
Formosa Plastics Corp.	224,000	795,144

Communications Equipment 0.3%
Wistron NeWeb Corp.	197,700	518,033

Electronic Equipment, Instruments & Components 1.8%
Hon Hai Precision Industry Co. Ltd.	774,375	2,427,474
Largan Precision Co. Ltd.	10,000	1,142,093

		3,569,567

Food & Staples Retailing 0.4%
President Chain Store Corp.	86,957	882,782

Semiconductors & Semiconductor Equipment 6.0%
Advanced Semiconductor Engineering, Inc., ADR	111,400	808,764
Macronix International*	562,474	964,561
Silicon Motion Technology Corp., ADR	16,570	797,348
Taiwan Semiconductor Manufacturing Co. Ltd.	533,639	4,502,356
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	112,923	4,941,510

		12,014,539

Technology Hardware, Storage & Peripherals 0.6%
Chicony Electronics Co. Ltd.	323,776	833,953
Pegatron Corp.	177,752	446,255

		1,280,208

Wireless Telecommunication Services 0.4%
Far EasTone Telecommunications Co. Ltd.*	332,000	888,157

		20,856,157

THAILAND 2.5%
Banks 1.2%
Bangkok Bank PCL	86,400	596,815

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks (continued)
	Shares	Value
THAILAND (continued)
Banks (continued)
Kasikornbank PCL, NVDR	156,947	$1,064,048
Kasikornbank PCL	100,900	684,068

		2,344,931

Oil, Gas & Consumable Fuels 0.7%
PTT PCL	79,035	1,395,181

Wireless Telecommunication Services 0.6%
Advanced Info Service PCL	189,334	1,259,401

		4,999,513

TURKEY 1.4%
Automobiles 0.3%
Tofas Turk Otomobil Fabrikasi A/S	100,955	691,918

Beverages 0.3%
Anadolu Efes Biracilik ve Malt Sanayii A/S	94,830	643,689

Household Durables 0.2%
Arcelik A/S	83,999	380,043

Industrial Conglomerates 0.2%
KOC Holding A/S	101,914	422,091

Oil, Gas & Consumable Fuels 0.4%
Tupras Turkiye Petrol Rafinerileri A/S	26,893	738,904

		2,876,645

UNITED ARAB EMIRATES 0.2%
Real Estate Management & Development 0.2%
Emaar Properties PJSC	269,683	426,993

UNITED KINGDOM 0.5%
Personal Products 0.5%
Unilever NV, NYRS	18,900	1,065,771

UNITED STATES 0.2%
IT Services 0.2%
Luxoft Holding, Inc.*	10,485	429,361

Total Common Stocks (cost $141,436,058)		197,631,954

Total Investments (cost $141,436,058) — 98.2%		197,631,954
Other assets in excess of liabilities — 1.8%		3,569,276

NET ASSETS — 100.0%		$201,201,230

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2018 was $3,546,781 which represents 1.76% of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NYRS	New York Registry Shares
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Emerging Markets Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets

• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets:
Common Stocks
Airlines	$3,265,293	$—	$—	$3,265,293
Auto Components	2,905,866	1,693,607	—	4,599,473
Automobiles	1,357,548	1,904,824	—	3,262,372
Banks	17,695,589	15,790,183	—	33,485,772
Beverages	2,425,783	—	—	2,425,783
Chemicals	3,876,578	1,619,137	—	5,495,715
Communications Equipment	518,033	1,044,333	—	1,562,366
Construction & Engineering	985,761	2,676,736	—	3,662,497
Construction Materials	703,560	917,911	—	1,621,471
Consumer Finance	902,344	—	—	902,344
Diversified Consumer Services	1,230,255	—	—	1,230,255
Diversified Financial Services	—	3,867,716	—	3,867,716
Diversified Telecommunication Services	2,809,493	—	—	2,809,493
Electric Utilities	1,192,162	—	—	1,192,162
Electrical Equipment	—	1,292,294	—	1,292,294
Electronic Equipment, Instruments & Components	3,569,567	—	—	3,569,567
Energy Equipment & Services	651,796	—	—	651,796
Equity Real Estate Investment Trusts (REITs)	739,185	—	—	739,185

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Emerging Markets Fund

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Food & Staples Retailing	$882,782	$—	$—	$882,782
Food Products	767,395	1,020,003	—	1,787,398
Health Care Providers & Services	—	636,228	—	636,228
Hotels, Restaurants & Leisure	2,174,131	221,157	—	2,395,288
Household Durables	1,521,506	1,010,095	—	2,531,601
Independent Power and Renewable Electricity Producers	587,612	592,401	—	1,180,013
Industrial Conglomerates	422,091	1,069,053	—	1,491,144
Insurance	1,719,801	5,050,555	—	6,770,356
Internet & Direct Marketing Retail	4,858,066	—	—	4,858,066
Internet Software & Services	12,007,080	13,813,872	—	25,820,952
IT Services	1,067,292	874,571	—	1,941,863
Life Sciences Tools & Services	—	364,308	—	364,308
Machinery	—	2,253,362	—	2,253,362
Media	593,792	4,434,554	—	5,028,346
Metals & Mining	4,226,651	3,428,980	—	7,655,631
Oil, Gas & Consumable Fuels	4,706,429	5,388,172	—	10,094,601
Paper & Forest Products	—	1,107,498	—	1,107,498
Personal Products	1,065,771	—	—	1,065,771
Pharmaceuticals	—	821,120	—	821,120
Real Estate Management & Development	—	1,457,898	—	1,457,898
Road & Rail	1,011,309	1,279,690	—	2,290,999
Semiconductors & Semiconductor Equipment	15,332,287	—	—	15,332,287
Software	1,513,385	—	—	1,513,385
Technology Hardware, Storage & Peripherals	12,603,433	—	—	12,603,433
Textiles, Apparel & Luxury Goods	—	1,211,142	—	1,211,142
Tobacco	424,055	1,201,244	—	1,625,299
Trading Companies & Distributors	—	1,551,323	—	1,551,323
Transportation Infrastructure	1,213,996	—	—	1,213,996
Wireless Telecommunication Services	888,157	3,622,153	—	4,510,310

Total Common Stocks	$114,415,834	$83,216,120	$—	$197,631,954

Total	$114,415,834	$83,216,120	$—	$197,631,954

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the period ended March 31, 2018, there was a transfer of an international common stock from Level 1 to Level 2. The market value at the time of the transfer was $1,122,243. The investment was previously valued using the last quoted sales price from the local exchange on which it traded, resulting in the Level 1 classification. At March 31, 2018, the Fund valued this security using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification.
(b)	During the period ended March 31, 2018, there were thirty-two transfers of international common stocks from Level 2 to Level 1. The market value at the time of the transfer was $44,306,436. The investments were previously valued using the last quoted sales price from the local exchange on which they traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At March 31, 2018, the Fund valued these securities at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Government Bond Fund

Collateralized Mortgage Obligations 12.8%

	Principal Amount	Value
FHLMC REMICS
Series 2985, Class JR, 4.50%, 6/15/2025	$3,954,190	$4,109,966
Series 2922, Class GA, 5.50%, 5/15/2034	647,977	663,860
FNMA REMICS
Series 2003-64, Class HQ, 5.00%, 7/25/2023	1,401,407	1,457,242
Series 1993-149, Class M, 7.00%, 8/25/2023	337,758	362,689
Series 2005-40, Class YG, 5.00%, 5/25/2025	3,846,414	4,019,113
Series 2015-92, Class PA, 2.50%, 12/25/2041	7,343,146	7,135,659
Series 2013-59, Class MX, 2.50%, 9/25/2042	29,033,327	28,351,552
Series 2015-88, Class JA, 2.50%, 12/25/2045	5,870,154	5,693,958

Total Collateralized Mortgage Obligations (cost $53,023,477)		51,794,039

Corporate Bonds 2.5%
	Principal Amount	Value
Diversified Financial Services 2.5%
Private Export Funding Corp.,
Series II, 2.05%, 11/15/2022	5,000,000	4,861,965
Series GG, 2.45%, 7/15/2024	5,500,000	5,367,747

Total Corporate Bonds (cost $10,085,951)		10,229,712

Foreign Government Securities 3.9%
	Principal Amount	Value
UNITED STATES 3.9%
Iraq Government AID Bond, 2.15%, 1/18/2022	10,000,000	9,812,110
Ukraine Government AID Bond, 1.47%, 9/29/2021	6,000,000	5,784,150

Total Foreign Government Securities (cost $16,000,000)		15,596,260

Mortgage-Backed Securities 11.7%

	Principal Amount	Value
FHLMC Non Gold Pool
Pool# 847558, 3.83%, 6/1/2035(a)	1,851,339	1,981,808
FNMA Pool
Pool# 462260 5.60%, 9/1/2018	2,396,920	2,392,681
Pool# 874142 5.56%, 12/1/2021	$10,443,752	$11,235,014
Pool# 745684 3.46%, 4/1/2034(a)	3,744,704	3,930,124
Pool# 790760 3.36%, 9/1/2034(a)	1,491,250	1,559,454
Pool# 799144 2.92%, 4/1/2035(a)	655,200	690,733
Pool# 822705 3.50%, 4/1/2035(a)	421,931	442,404
Pool# 815217 3.34%, 5/1/2035(a)	976,538	1,022,351
Pool# 821377 3.35%, 5/1/2035(a)	985,691	1,031,429
Pool# 783609 3.60%, 5/1/2035(a)	655,259	688,987
Pool# 826181 3.38%, 7/1/2035(a)	1,705,325	1,782,553
Pool# 873932 6.31%, 8/1/2036	6,967,784	7,549,337
Pool# 745866 3.21%, 9/1/2036(a)	5,060,372	5,324,728
GNMA I Pool
Pool# 748484 3.50%, 8/15/2025	192,107	197,189
Pool# 682492 3.50%, 10/15/2025	637,174	654,032
Pool# 719433 3.50%, 10/15/2025	424,029	435,248
Pool# 682497 3.50%, 11/15/2025	777,366	798,066
Pool# 733504 3.50%, 11/15/2025	733,855	753,271
Pool# 749618 3.50%, 11/15/2025	565,513	580,475
Pool# 740930 3.50%, 11/15/2025	361,971	371,548
Pool# 750403 3.50%, 11/15/2025	183,982	188,850
Pool# 742371 3.50%, 11/15/2025	155,527	159,641
Pool# 705178 3.50%, 11/15/2025	111,272	114,216
Pool# 755650 3.50%, 12/15/2025	2,350,668	2,412,860
Pool# 682502 3.50%, 12/15/2025	821,954	843,701

Total Mortgage-Backed Securities (cost $45,125,557)		47,140,700

U.S. Government Agency Securities 42.6%
	Principal Amount	Value
FFCB 2.54%, 4/5/2021	15,000,000	14,993,760
2.75%, 11/6/2026	2,000,000	1,963,028
2.43%, 9/13/2027	22,000,000	20,870,696
3.19%, 3/9/2033	2,475,000	2,439,932

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Government Bond Fund

U.S. Government Agency Securities (continued)

	Principal Amount	Value
FHLB 1.88%, 3/8/2019	$10,000,000	$9,971,880
1.63%, 6/14/2019	15,000,000	14,901,225
1.88%, 3/13/2020	10,000,000	9,904,640
2.75%, 12/11/2026	11,500,000	11,237,593
3.00%, 12/11/2026	10,000,000	9,901,370
FHLMC, 1.88%, 11/17/2020	20,000,000	19,705,640
FNMA 1.50%, 2/28/2020(b)	5,000,000	4,924,530
1.88%, 9/24/2026(b)	3,000,000	2,764,938
6.09%, 9/27/2027	10,000,000	12,561,020
Tennessee Valley Authority
2.25%, 3/15/2020	7,000,000	6,987,603
7.13%, 5/1/2030(b)	20,721,000	28,998,355

Total U.S. Government Agency Securities (cost $174,048,427)		172,126,210

U.S. Treasury Obligations 25.8%

	Principal Amount	Value
U.S. Treasury Bonds 3.13%, 11/15/2041	22,100,000	22,832,063
2.88%, 5/15/2043	30,880,000	30,438,512
2.50%, 2/15/2045	5,600,000	5,113,281
3.00%, 11/15/2045	5,000,000	5,028,125
2.25%, 8/15/2046(b)	2,750,000	2,368,760
U.S. Treasury Notes
1.88%, 3/31/2022	3,250,000	3,172,178
1.88%, 4/30/2022	7,000,000	6,826,914
1.75%, 6/30/2022(b)	4,075,000	3,949,407
2.00%, 11/30/2022(b)	13,000,000	12,689,726
2.13%, 12/31/2022(b)(c)	10,750,000	10,542,979
2.38%, 8/15/2024	1,000,000	983,086

Total U.S. Treasury Obligations (cost $105,432,085)		103,945,031

Repurchase Agreement 0.1%

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc. 1.81%, dated 3/29/2018, due 4/2/2018, repurchase price $507,303, collateralized by U.S. Government Agency Securities, ranging from 1.92% - 4.00%, maturing 2/25/2031 - 3/1/2059; total market value $517,344.(d)	$507,200	$507,200

Total Repurchase Agreement (cost $507,200)		507,200

Total Investments (cost $404,222,697) — 99.4%		401,339,152
Other assets in excess of liabilities — 0.6%		2,399,300

NET ASSETS — 100.0%		$403,738,452

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2018.
(b)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $33,429,135, which was collateralized by cash used to purchase repurchase agreements with a total value of $507,200 and by $33,788,026 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 9.13%, and maturity dates ranging from 3/31/2018 - 2/15/2048, a total value of $34,295,226.
(c)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2018 was $507,200.

AID	Agency for International Development
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Government Bond Fund

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(46)	6/2018	USD	(5,973,531)	(8,024)
U.S. Treasury 5 Year Note	(200)	6/2018	USD	(22,892,188)	(8,322)

					(16,346)

At March 31, 2018, the Fund has $167,200 segregated as collateral with the broker for open futures contracts.

Currency:

USD        United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Government Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$51,794,039	$—	$51,794,039
Corporate Bonds	—	10,229,712	—	10,229,712
Foreign Government Securities	—	15,596,260	—	15,596,260
Mortgage-Backed Securities	—	47,140,700	—	47,140,700
Repurchase Agreement	—	507,200	—	507,200
U.S. Government Agency Securities	—	172,126,210	—	172,126,210
U.S. Treasury Obligations	—	103,945,031	—	103,945,031

Total Assets	$—	$401,339,152	$—	$401,339,152

Liabilities:
Futures Contracts	$(16,346)	$—	$—	$(16,346)

Total Liabilities	$(16,346)	$—	$—	$(16,346)

Total	$(16,346)	$401,339,152	$—	$401,322,806

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Government Bond Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2018

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(16,346)

Total		$(16,346)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Government Money Market Fund

U.S. Government Agency Securities 48.0%

	Principal Amount	Value
FFCB
(ICE LIBOR USD 1 Month + 0.05%), 1.76%, 4/9/2018(a)	$2,140,000	$2,139,998
1.19%, 4/11/2018	1,500,000	1,499,504
0.93%, 4/13/2018	5,000,000	4,999,468
1.25%, 8/10/2018	1,400,000	1,399,927
1.95%, 8/28/2018	1,000,000	1,002,808
(ICE LIBOR USD 1 Month + 0.02%), 1.78%, 9/14/2018(a)	11,000,000	10,999,497
(ICE LIBOR USD 1 Month + 0.06%), 1.66%, 9/21/2018(a)	12,500,000	12,500,000
(ICE LIBOR USD 1 Month + 0.07%), 1.92%, 10/22/2018(a)	1,000,000	1,000,820
(ICE LIBOR USD 1 Month - 0.14%), 1.74%, 10/25/2018(a)	7,000,000	7,000,000
(ICE LIBOR USD 1 Month - 0.05%), 1.80%, 2/21/2019(a)	1,300,000	1,299,979
(ICE LIBOR USD 1 Month + 0.15%), 1.73%, 3/1/2019(a)	3,500,000	3,506,228
(ICE LIBOR USD 1 Month - 0.04%), 1.71%, 3/13/2019(a)	4,250,000	4,249,919
(ICE LIBOR USD 1 Month - 0.04%), 1.73%, 3/15/2019(a)	1,500,000	1,499,981
(ICE LIBOR USD 1 Month - 0.09%), 1.58%, 5/1/2019(a)	7,250,000	7,249,763
(ICE LIBOR USD 1 Month - 0.09%), 1.69%, 5/15/2019(a)	3,250,000	3,250,000
(ICE LIBOR USD 1 Month - 0.03%), 1.84%, 6/24/2019(a)	7,300,000	7,299,775
(ICE LIBOR USD 1 Month - 0.07%), 1.81%, 7/29/2019(a)	5,000,000	5,000,000
(ICE LIBOR USD 1 Month - 0.08%), 1.80%, 9/26/2019(a)	7,250,000	7,250,000
(ICE LIBOR USD 1 Month - 0.08%), 1.67%, 11/13/2019(a)	3,500,000	3,499,717
(ICE LIBOR USD 1 Month - 0.06%), 1.63%, 12/4/2019(a)	5,000,000	4,999,781
(ICE LIBOR USD 1 Month - 0.08%), 1.80%, 1/27/2020(a)	4,250,000	4,249,691
FHLB
(ICE LIBOR USD 1 Month - 0.14%), 1.55%, 4/6/2018(a)	5,000,000	5,000,000
(ICE LIBOR USD 1 Month - 0.14%), 1.55%, 4/6/2018(a)	2,000,000	1,999,992
1.58%, 4/16/2018	37,000,000	36,975,642
(ICE LIBOR USD 1 Month - 0.12%), 1.67%, 4/16/2018(a)	4,500,000	4,500,000
1.58%, 4/17/2018	20,000,000	19,985,956
(ICE LIBOR USD 1 Month - 0.12%), 1.69%, 4/17/2018(a)	6,500,000	6,500,000
(ICE LIBOR USD 3 Month - 0.25%), 1.55%, 5/8/2018(a)	6,500,000	6,500,000
(ICE LIBOR USD 3 Month - 0.13%), 1.67%, 5/8/2018(a)	4,000,000	3,999,979
1.70%, 5/16/2018	55,200,000	55,082,700
(ICE LIBOR USD 1 Month - 0.14%), 1.67%, 5/18/2018(a)	8,000,000	8,000,000
1.73%, 5/29/2018	24,500,000	24,432,108
1.25%, 6/8/2018	4,000,000	3,999,781
2.75%, 6/8/2018	7,000,000	7,019,275
1.00%, 6/19/2018	1,400,000	1,399,214
1.75%, 6/22/2018	22,000,000	21,912,656
0.88%, 6/29/2018	14,500,000	14,485,818
1.25%, 7/10/2018	5,000,000	4,999,405
0.84%, 7/12/2018	6,650,000	6,641,575
(ICE LIBOR USD 1 Month - 0.15%), 1.64%, 7/16/2018(a)	11,800,000	11,800,000
(ICE LIBOR USD 1 Month - 0.15%), 1.66%, 7/19/2018(a)	16,000,000	16,000,000
(ICE LIBOR USD 1 Month - 0.08%), 1.74%, 7/20/2018(a)	4,750,000	4,750,445
(ICE LIBOR USD 1 Month - 0.15%), 1.71%, 7/23/2018(a)	20,000,000	20,000,000
(ICE LIBOR USD 1 Month - 0.15%), 1.72%, 7/24/2018(a)	20,000,000	20,000,000
1.25%, 7/27/2018	2,750,000	2,749,817
(ICE LIBOR USD 1 Month - 0.16%), 1.42%, 8/8/2018(a)	8,000,000	8,000,000
1.79%, 8/15/2018	3,050,000	3,029,502
1.83%, 8/17/2018	3,000,000	2,979,139
(ICE LIBOR USD 1 Month - 0.13%), 1.47%, 8/20/2018(a)	12,500,000	12,500,000
(ICE LIBOR USD 1 Month - 0.13%), 1.72%, 8/21/2018(a)	10,800,000	10,800,000
1.85%, 8/22/2018	16,750,000	16,627,975
1.86%, 8/24/2018	14,750,000	14,640,448
1.85%, 8/31/2018	6,500,000	6,449,530
1.25%, 9/5/2018	4,405,000	4,404,748
1.27%, 9/13/2018	7,500,000	7,456,687
1.13%, 9/14/2018	16,000,000	15,943,110
2.00%, 9/14/2018	1,300,000	1,300,463
1.25%, 9/17/2018	4,750,000	4,749,162
1.98%, 9/24/2018	13,500,000	13,370,640
1.93%, 9/26/2018	27,000,000	26,745,282
(ICE LIBOR USD 3 Month - 0.25%), 2.05%, 9/28/2018(a)	8,000,000	8,000,000
(ICE LIBOR USD 1 Month - 0.14%), 1.65%, 10/16/2018(a)	13,500,000	13,500,000
(ICE LIBOR USD 1 Month - 0.15%), 1.71%, 10/23/2018(a)	8,000,000	8,000,000
(ICE LIBOR USD 1 Month - 0.09%), 1.63%, 11/9/2018(a)	4,750,000	4,750,000
(ICE LIBOR USD 1 Month - 0.12%), 1.73%, 11/21/2018(a)	15,000,000	15,000,000
1.83%, 1/2/2019	7,200,000	7,100,640
(ICE LIBOR USD 1 Month - 0.04%), 1.83%, 1/23/2019(a)	1,000,000	1,000,158
(ICE LIBOR USD 1 Month - 0.05%), 1.83%, 1/25/2019(a)	5,600,000	5,600,000
(ICE LIBOR USD 1 Month - 0.05%), 1.62%, 2/1/2019(a)	5,000,000	4,999,819
(ICE LIBOR USD 1 Month - 0.05%), 1.62%, 2/1/2019(a)	3,250,000	3,249,907
(ICE LIBOR USD 1 Month - 0.05%), 1.66%, 2/7/2019(a)	800,000	800,000
(ICE LIBOR USD 1 Month - 0.05%), 1.65%, 3/6/2019(a)	15,000,000	14,998,860
(ICE LIBOR USD 1 Month - 0.08%), 1.73%, 3/19/2019(a)	13,750,000	13,750,000
(ICE LIBOR USD 3 Month - 0.21%), 1.49%, 4/9/2019(a)	14,000,000	14,000,000
(ICE LIBOR USD 3 Month - 0.19%), 1.63%, 5/10/2019(a)	1,500,000	1,500,000
(ICE LIBOR USD 3 Month - 0.16%), 1.78%, 5/24/2019(a)	9,000,000	9,001,462
(ICE LIBOR USD 3 Month - 0.16%), 1.82%, 5/28/2019(a)	5,250,000	5,248,734
(ICE LIBOR USD 3 Month - 0.16%), 1.82%, 5/28/2019(a)	3,500,000	3,498,727
(ICE LIBOR USD 1 Month - 0.06%), 1.68%, 9/11/2019(a)	4,800,000	4,800,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Government Money Market Fund

U.S. Government Agency Securities (continued)

	Principal Amount	Value
FHLB (continued)
(ICE LIBOR USD 1 Month - 0.06%), 1.75%, 9/18/2019(a)	$9,000,000	$9,000,000
(ICE LIBOR USD 1 Month - 0.07%), 1.74%, 10/18/2019(a)	3,500,000	3,500,000
(ICE LIBOR USD 1 Month - 0.05%), 1.64%, 12/4/2019(a)	4,500,000	4,500,000
(ICE LIBOR USD 1 Month - 0.05%), 1.64%, 12/5/2019(a)	5,500,000	5,500,000
(ICE LIBOR USD 3 Month - 0.14%), 2.04%, 12/19/2019(a)	4,000,000	4,000,000
(ICE LIBOR USD 1 Month - 0.06%), 1.77%, 12/20/2019(a)	4,000,000	4,000,000
(ICE LIBOR USD 3 Month - 0.14%), 2.15%, 12/26/2019(a)	3,415,000	3,417,789
(ICE LIBOR USD 1 Month - 0.07%), 1.65%, 1/8/2020(a)	5,000,000	5,000,000
(ICE LIBOR USD 3 Month - 0.15%), 1.59%, 1/22/2020(a)	3,500,000	3,500,000
FHLMC 1.00%, 5/11/2018	9,500,000	9,495,215
1.00%, 5/25/2018	3,000,000	2,997,962
1.06%, 6/22/2018	7,150,000	7,146,231
(ICE LIBOR USD 3 Month - 0.25%), 1.50%, 7/25/2018(a)	6,100,000	6,100,000
1.05%, 7/27/2018	3,750,000	3,745,614
1.00%, 8/24/2018	1,675,000	1,673,143
1.10%, 9/13/2018	8,000,000	7,987,419
1.15%, 9/14/2018	3,600,000	3,596,860
0.88%, 10/12/2018	6,311,000	6,297,298
1.25%, 12/14/2018	3,750,000	3,737,849
1.25%, 12/28/2018	2,125,000	2,116,828
(ICE LIBOR USD 1 Month - 0.12%), 1.46%, 5/1/2019(a)	14,000,000	14,000,000
FNMA 0.88%, 5/21/2018	11,000,000	10,994,148
1.13%, 7/20/2018	5,609,000	5,606,152
1.00%, 7/25/2018	1,350,000	1,348,901
1.00%, 7/30/2018	4,000,000	3,991,856
1.05%, 11/26/2018	1,000,000	996,122
1.13%, 12/14/2018	5,698,000	5,671,076
Tennessee Valley Authority 4.50%, 4/1/2018	2,203,000	2,203,000
1.75%, 10/15/2018	13,172,000	13,199,185

Total U.S. Government Agency Securities (cost $847,748,860)		847,748,860

U.S. Treasury Obligations 5.6%

	Principal Amount	Value
U.S. Treasury Bills 1.79%, 8/16/2018	12,000,000	11,918,942
1.84%, 8/30/2018	20,000,000	19,846,483
1.26%, 9/13/2018	23,000,000	22,802,504
U.S. Treasury Inflation Protected Notes, 0.13%, 4/15/2018(b)	38,000,000	40,814,479
U.S. Treasury Notes, 1.00%, 8/15/2018	3,900,000	3,895,652

Total U.S. Treasury Obligations (cost $99,278,060)		99,278,060

Investment Companies 0.1%

	Shares	Value
Asset Management 0.1%
Federated Government Obligations Fund, Premier Shares, 1.57% (c)	1,000,000	1,000,000
Federated Treasury Obligations Fund, Institutional Shares, 1.54% (c)	1,000,000	1,000,000

Total Investment Companies (cost $2,000,000)		2,000,000

Repurchase Agreements 48.2%

	Principal Amount	Value
ABN Amro Bank NV, 1.81%, dated 3/29/2018, due 4/2/2018, repurchase price $75,015,083, collateralized by U.S. Government Agency and Treasury Securities, ranging from 1.00% - 5.00%, maturing 11/30/2018 - 3/1/2047; total market value $76,839,159.	$75,000,000	75,000,000
BNP Paribas SA, 1.42%, dated 11/14/2017, due 7/11/2018, repurchase price $25,235,681, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.63%, maturing 8/31/2018 - 2/15/2046; total market value $25,644,542. (d)(e)	25,000,000	25,000,000
BNP Paribas SA, 1.44%, dated 1/25/2018, due 6/25/2018, repurchase price $25,151,000, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.75%, maturing 4/30/2018 - 8/15/2046; total market value $25,682,901. (d)(e)	25,000,000	25,000,000
ING Financial Markets LLC, 1.82%, dated 3/29/2018, due 4/2/2018, repurchase price $426,236,177, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 7.50%, maturing 5/1/2018 - 4/1/2048; total market value $434,760,967.	426,150,000	426,150,000
Natixis Financial Products LLC, 1.82%, dated 3/29/2018, due 4/2/2018, repurchase price $25,005,056, collateralized by U.S. Government Agency Securities, ranging from 2.12% - 6.60%, maturing 4/1/2025 - 9/16/2059; total market value $25,639,564.	25,000,000	25,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Government Money Market Fund

Repurchase Agreements (continued)

	Principal Amount	Value
Natixis Financial Products LLC, 1.44%, dated 3/02/2018, due 4/2/2018, repurchase price $100,124,000, collateralized by U.S. Government Treasury Securities, ranging from 1.25% - 8.75%, maturing 3/31/2019 - 2/15/2044; total market value $102,126,539. (d)	$100,000,000	$100,000,000
RBS Securities, Inc., 1.80%, dated 3/29/2018, due 4/2/2018, repurchase price $100,020,000, collateralized by U.S. Government Treasury Securities, ranging from 0.63% - 3.00%, maturing 6/30/2018 - 5/15/2046; total market value $102,000,713.	100,000,000	100,000,000
Wells Fargo Securities LLC, 1.81%, dated 3/29/2018, due 4/2/2018, repurchase price $75,015,083, collateralized by U.S. Government Agency Securities, ranging from 2.53% - 4.10%, maturing 4/25/2019 - 12/25/2049; total market value $76,785,059.	75,000,000	75,000,000

Total Repurchase Agreements (cost $851,150,000)		851,150,000

Total Investments (cost $1,800,176,920) — 101.9%		1,800,176,920
Liabilities in excess of other assets — (1.9)%		(33,645,892)

NET ASSETS — 100.0%		$1,766,531,028

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2018.
(b)	Principal amounts are not adjusted for inflation.
(c)	Represents 7-day effective yield as of March 31, 2018.
(d)	Illiquid security.
(e)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2018. The maturity date represents the actual maturity date.

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Government Money Market Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$2,000,000	$—	$—	$2,000,000
Repurchase Agreements	—	851,150,000	—	851,150,000
U.S. Government Agency Securities	—	847,748,860	—	847,748,860
U.S. Treasury Obligations	—	99,278,060	—	99,278,060

Total	$2,000,000	$1,798,176,920	$—	$1,800,176,920

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2018 (Unaudited)

NVIT International Equity Fund

Common Stocks 99.5%

	Shares	Value
AUSTRALIA 4.3%
Biotechnology 2.2%
CSL Ltd.	22,610	$2,718,773

Capital Markets 0.2%
Magellan Financial Group Ltd.	10,023	185,491

Construction & Engineering 0.2%
CIMIC Group Ltd.	6,955	239,947

Health Care Equipment & Supplies 0.3%
Cochlear Ltd.	2,182	306,165

Hotels, Restaurants & Leisure 1.1%
Aristocrat Leisure Ltd.	77,716	1,448,856

IT Services 0.3%
Link Administration Holdings Ltd.	47,533	306,253

		5,205,485

BRAZIL 1.8%
Food Products 0.2%
M Dias Branco SA*	18,300	282,749

Insurance 0.7%
BB Seguridade Participacoes SA	96,800	858,210

Metals & Mining 0.6%
Vale SA, ADR*	53,273	677,633

Paper & Forest Products 0.2%
Fibria Celulose SA	10,300	202,883

Water Utilities 0.1%
Cia de Saneamento do Parana (Preference)	34,300	112,517

		2,133,992

CANADA 6.1%
Airlines 0.2%
Air Canada*	11,483	238,600

Auto Components 0.7%
Magna International, Inc.	15,075	849,143

Capital Markets 0.2%
CI Financial Corp.	10,131	217,034

Media 0.4%
Quebecor, Inc., Class B	25,225	482,238

Metals & Mining 0.8%
Kirkland Lake Gold Ltd.	9,449	146,464
Teck Resources Ltd., Class B	32,763	843,774

		990,238

Oil, Gas & Consumable Fuels 0.6%
Suncor Energy, Inc.	20,948	723,388

Paper & Forest Products 0.9%
Norbord, Inc.	22,529	816,804
West Fraser Timber Co. Ltd.	3,594	238,819

		1,055,623

Road & Rail 1.1%
Canadian National Railway Co.	17,507	1,279,512

Software 1.0%
Constellation Software, Inc.	1,927	1,307,475

Thrifts & Mortgage Finance 0.2%
Genworth MI Canada, Inc.(a)	7,553	240,364

		7,383,615

CHINA 8.0%
Automobiles 0.3%
Geely Automobile Holdings Ltd.	120,000	350,499

Banks 0.6%
China Construction Bank Corp., Class H	372,000	386,545
Industrial & Commercial Bank of China Ltd., Class H	422,000	365,942

		752,487

Electronic Equipment, Instruments & Components 0.6%
Sunny Optical Technology Group Co. Ltd.	41,000	773,550

Food Products 0.2%
Tingyi Cayman Islands Holding Corp.	102,000	213,275

Internet Software & Services 0.8%
Autohome, Inc., ADR	3,384	290,821
Tencent Holdings Ltd., ADR	11,413	608,199
YY, Inc., ADR*	1,072	112,774

		1,011,794

Machinery 0.3%
Sinotruk Hong Kong Ltd.	311,000	370,876

Oil, Gas & Consumable Fuels 3.0%
China Petroleum & Chemical Corp., Class H	328,000	290,830
China Shenhua Energy Co. Ltd., Class H	262,000	658,330
CNOOC Ltd.	1,112,000	1,641,004
PetroChina Co. Ltd., Class H	1,284,000	893,202

		3,483,366

Real Estate Management & Development 1.8%
China Evergrande Group*	73,000	233,583
CIFI Holdings Group Co. Ltd.	254,000	224,402
Country Garden Holdings Co. Ltd.	674,000	1,407,512
Longfor Properties Co. Ltd.	97,500	301,104

		2,166,601

Specialty Retail 0.2%
Zhongsheng Group Holdings Ltd.	88,000	241,781

Wireless Telecommunication Services 0.2%
China Mobile Ltd.	22,000	201,290

		9,565,519

COLOMBIA 0.2%
Oil, Gas & Consumable Fuels 0.2%
Ecopetrol SA, ADR	11,985	231,670

DENMARK 1.4%
Insurance 0.2%
Topdanmark A/S*	4,233	200,473

Pharmaceuticals 1.2%
Novo Nordisk A/S, Class B	31,091	1,529,814

		1,730,287

FRANCE 5.1%
Aerospace & Defense 0.1%
Safran SA	1,436	152,174

Airlines 0.4%
Air France-KLM*	47,142	523,747

Auto Components 0.4%
Valeo SA	6,957	460,062

Automobiles 1.0%
Peugeot SA	47,459	1,142,919

Banks 1.4%
BNP Paribas SA	9,186	681,100
Societe Generale SA	18,565	1,010,035

		1,691,135

Insurance 1.7%
AXA SA	77,854	2,072,624

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT International Equity Fund

Common Stocks (continued)

	Shares	Value
FRANCE (continued)
Multi-Utilities 0.1%
Veolia Environnement SA	5,064	$120,091

		6,162,752

GERMANY 6.8%
Airlines 0.8%
Deutsche Lufthansa AG (Registered)	31,121	994,119

Auto Components 1.3%
Continental AG	5,008	1,383,335
Schaeffler AG (Preference)	11,251	173,731

		1,557,066

Chemicals 2.6%
BASF SE	12,386	1,258,800
Covestro AG Reg. S(b)	18,666	1,837,324

		3,096,124

Insurance 0.3%
Allianz SE (Registered)	1,575	355,941

Pharmaceuticals 0.4%
Bayer AG (Registered)	3,832	433,296

Semiconductors & Semiconductor Equipment 0.6%
Infineon Technologies AG	17,061	457,065
Siltronic AG*	1,894	324,218

		781,283

Software 0.8%
SAP SE	9,677	1,012,660

		8,230,489

GREECE 0.1%
Specialty Retail 0.1%
JUMBO SA	6,517	116,701

HONG KONG 2.2%
Food Products 0.4%
WH Group Ltd. Reg. S(b)	448,500	482,091

Household Durables 0.2%
Techtronic Industries Co. Ltd.	36,000	212,652

Industrial Conglomerates 0.5%
Jardine Matheson Holdings Ltd.	9,900	615,384

Real Estate Management & Development 1.1%
Wharf Holdings Ltd. (The)	132,000	457,275
Wharf Real Estate Investment Co. Ltd.*	80,000	523,731
Wheelock & Co. Ltd.	49,000	359,356

		1,340,362

		2,650,489

INDIA 1.8%
Banks 0.6%
HDFC Bank Ltd., ADR	7,415	732,380

IT Services 1.1%
Infosys Ltd., ADR	24,897	444,411
Wipro Ltd., ADR	55,254	285,111
WNS Holdings Ltd., ADR*	13,922	631,083

		1,360,605

Oil, Gas & Consumable Fuels 0.1%
Reliance Industries Ltd., GDR(b)	4,658	126,308

		2,219,293

INDONESIA 0.8%
Banks 0.6%
Bank Rakyat Indonesia Persero Tbk. PT*	1,644,500	431,630
Bank Tabungan Negara Persero Tbk. PT*	895,900	247,935

		679,565

Oil, Gas & Consumable Fuels 0.2%
Adaro Energy Tbk. PT	1,728,200	269,074

		948,639

IRELAND 0.2%
Trading Companies & Distributors 0.2%
AerCap Holdings NV*	5,742	291,234

ISRAEL 0.2%
Software 0.2%
Check Point Software Technologies Ltd.*	1,844	183,183

ITALY 2.0%
Banks 1.8%
Intesa Sanpaolo SpA	353,548	1,289,313
Intesa Sanpaolo SpA, RNC	234,089	887,114

		2,176,427

Capital Markets 0.2%
Banca Generali SpA	6,567	212,092

		2,388,519

JAPAN 16.9%
Automobiles 1.3%
Nissan Motor Co. Ltd.	151,400	1,570,843

Banks 2.7%
Hokkoku Bank Ltd. (The)	7,400	287,571
Mitsubishi UFJ Financial Group, Inc.	417,900	2,737,432
Sumitomo Mitsui Trust Holdings, Inc.	3,300	133,575

		3,158,578

Building Products 1.3%
Asahi Glass Co. Ltd.	37,100	1,535,882

Capital Markets 0.4%
Nomura Holdings, Inc.	86,800	501,932

Chemicals 0.6%
Mitsubishi Chemical Holdings Corp.	16,100	155,924
Teijin Ltd.	19,600	368,587
Toyobo Co. Ltd.	9,900	195,293

		719,804

Construction & Engineering 0.9%
Maeda Corp.	39,100	461,167
Nishimatsu Construction Co. Ltd.	4,300	106,606
Okumura Corp.	3,200	126,159
Taisei Corp.	8,200	416,146

		1,110,078

Diversified Financial Services 0.8%
ORIX Corp.	54,300	957,605

Equity Real Estate Investment Trusts (REITs) 0.2%
Tokyu REIT, Inc.	149	205,426

Food Products 0.2%
Nichirei Corp.	5,500	151,966
Nisshin Oillio Group Ltd. (The)	4,600	126,451

		278,417

Gas Utilities 0.4%
Tokyo Gas Co. Ltd.	16,800	445,479

Household Durables 0.4%
Haseko Corp.	28,000	426,033

Insurance 2.8%
Dai-ichi Life Holdings, Inc.	19,200	350,510
MS&AD Insurance Group Holdings, Inc.	34,200	1,078,342
Sompo Holdings, Inc.	43,700	1,758,597

		3,187,449

Internet & Direct Marketing Retail 0.3%
Start Today Co. Ltd.	14,600	389,955

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT International Equity Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
IT Services 0.1%
Itochu Techno-Solutions Corp.	7,600	$159,064

Personal Products 0.1%
Kao Corp.	2,400	180,014

Pharmaceuticals 0.3%
Shionogi & Co. Ltd.	8,000	412,838

Real Estate Management & Development 1.4%
Daito Trust Construction Co. Ltd.	5,200	898,717
Daiwa House Industry Co. Ltd.	19,800	762,934

		1,661,651

Road & Rail 0.3%
East Japan Railway Co.	3,700	342,929

Software 0.2%
Marvelous, Inc.(a)	27,700	237,157

Tobacco 0.1%
Japan Tobacco, Inc.	4,200	121,021

Wireless Telecommunication Services 2.1%
KDDI Corp.	59,700	1,524,130
NTT DOCOMO, Inc.	41,300	1,054,381

		2,578,511

		20,180,666

LUXEMBOURG 0.2%
Metals & Mining 0.2%
Ternium SA, ADR	7,334	238,282

MEXICO 0.5%
Food & Staples Retailing 0.5%
Wal-Mart de Mexico SAB de CV	227,800	579,650

NETHERLANDS 2.2%
Oil, Gas & Consumable Fuels 2.0%
Royal Dutch Shell plc, Class A	79,636	2,498,955

Professional Services 0.2%
Wolters Kluwer NV	3,767	200,618

		2,699,573

NEW ZEALAND 0.3%
Food Products 0.3%
a2 Milk Co. Ltd.*	43,162	387,803

NORWAY 1.9%
Diversified Telecommunication Services 0.7%
Telenor ASA	37,066	843,046

Food Products 0.5%
Leroy Seafood Group ASA	41,674	258,981
Salmar ASA	9,019	372,013

		630,994

Oil, Gas & Consumable Fuels 0.7%
Aker BP ASA	9,335	252,518
Statoil ASA	25,916	613,798

		866,316

		2,340,356

POLAND 0.3%
Metals & Mining 0.1%
Jastrzebska Spolka Weglowa SA*	4,145	98,325

Oil, Gas & Consumable Fuels 0.2%
Polski Koncern Naftowy ORLEN SA	12,319	303,330

		401,655

PORTUGAL 0.9%
Food & Staples Retailing 0.9%
Jeronimo Martins SGPS SA	61,903	1,128,924

RUSSIA 1.9%
Banks 0.7%
Sberbank of Russia PJSC, ADR	49,267	920,112

Metals & Mining 0.6%
Alrosa PJSC	283,600	455,443
Evraz plc	36,222	221,067

		676,510

Oil, Gas & Consumable Fuels 0.6%
LUKOIL PJSC, ADR	7,114	492,431
LUKOIL PJSC, ADR	1,381	95,272
Transneft PJSC (Preference)	41	125,890

		713,593

		2,310,215

SINGAPORE 1.1%
Electronic Equipment, Instruments & Components 0.8%
Venture Corp. Ltd.	44,700	965,356

Personal Products 0.3%
Best World International Ltd.	221,500	313,122

		1,278,478

SOUTH AFRICA 1.9%
Banks 1.3%
Barclays Africa Group Ltd.	51,094	820,310
Standard Bank Group Ltd.	41,814	773,382

		1,593,692

Food Products 0.5%
Astral Foods Ltd.	22,743	600,989

Metals & Mining 0.1%
AngloGold Ashanti Ltd., ADR	11,608	110,160

		2,304,841

SOUTH KOREA 4.2%
Banks 0.5%
KB Financial Group, Inc.	10,851	617,934

Electric Utilities 0.6%
Korea Electric Power Corp.	22,701	699,623

Household Durables 0.4%
LG Electronics, Inc.	5,073	521,150

IT Services 0.2%
Samsung SDS Co. Ltd.	1,108	265,592

Semiconductors & Semiconductor Equipment 0.3%
SK Hynix, Inc.	4,415	336,748

Technology Hardware, Storage & Peripherals 2.2%
Samsung Electronics Co. Ltd.	1,138	2,627,467

		5,068,514

SPAIN 1.5%
Banks 1.1%
Banco Santander SA	209,084	1,363,659

IT Services 0.4%
Amadeus IT Group SA	5,777	427,079

		1,790,738

SWEDEN 2.3%
Household Durables 0.8%
Electrolux AB Series B	30,632	963,915

Machinery 1.5%
Atlas Copco AB, Class A	2,797	121,170

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT International Equity Fund

Common Stocks (continued)

	Shares	Value
SWEDEN (continued)
Machinery (continued)
Sandvik AB	21,685	$397,939
Volvo AB, Class B	68,483	1,250,308

		1,769,417

		2,733,332

SWITZERLAND 5.2%
Capital Markets 0.7%
Partners Group Holding AG	1,077	801,541

Food Products 0.6%
Nestle SA (Registered)	9,416	745,431

Metals & Mining 0.2%
Ferrexpo plc	67,395	231,328

Pharmaceuticals 2.6%
Roche Holding AG	13,773	3,158,975

Professional Services 0.8%
Adecco Group AG (Registered)	8,282	590,099
SGS SA (Registered)	166	408,107

		998,206

Semiconductors & Semiconductor Equipment 0.2%
STMicroelectronics NV	11,164	247,756

Software 0.1%
Temenos Group AG (Registered)*	972	116,633

		6,299,870

TAIWAN 2.9%
Electronic Equipment, Instruments & Components 0.3%
Yageo Corp.*	20,000	358,062

Semiconductors & Semiconductor Equipment 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	354,000	2,986,726

Technology Hardware, Storage & Peripherals 0.1%
Gigabyte Technology Co. Ltd.	74,000	167,761

		3,512,549

THAILAND 0.8%
Specialty Retail 0.7%
Beauty Community PCL	1,263,753	860,823

Wireless Telecommunication Services 0.1%
Advanced Info Service PCL	22,500	149,664

		1,010,487

TURKEY 0.5%
Banks 0.3%
Turkiye Vakiflar Bankasi TAO, Class D	184,906	305,107

Diversified Telecommunication Services 0.2%
Turk Telekomunikasyon A/S*	168,092	283,327

		588,434

UNITED KINGDOM 12.4%
Airlines 1.2%
International Consolidated Airlines Group SA	167,461	1,449,278

Automobiles 0.2%
Fiat Chrysler Automobiles NV*	9,230	189,251

Banks 1.6%
Lloyds Banking Group plc	909,076	826,078
Royal Bank of Scotland Group plc*	296,948	1,080,649

		1,906,727

Beverages 0.4%
Fevertree Drinks plc	14,240	526,490

Capital Markets 1.3%
Hargreaves Lansdown plc	67,624	1,552,010

Electric Utilities 0.7%
SSE plc	47,621	853,488

Food & Staples Retailing 0.1%
Wm Morrison Supermarkets plc	43,179	129,383

Food Products 0.6%
Associated British Foods plc	19,151	669,519

Hotels, Restaurants & Leisure 0.3%
Whitbread plc	7,213	375,432

Household Durables 0.8%
Persimmon plc	23,587	838,574
Redrow plc	16,465	137,718

		976,292

Insurance 0.7%
Admiral Group plc	30,682	794,546

Media 0.3%
Cineworld Group plc	90,916	301,243

Personal Products 2.5%
Unilever NV, CVA	53,156	3,004,827

Specialty Retail 0.6%
WH Smith plc	26,886	735,423

Trading Companies & Distributors 1.1%
Ashtead Group plc	25,160	686,074
Howden Joinery Group plc	92,737	600,220

		1,286,294

		14,750,203

UNITED STATES 0.6%
Hotels, Restaurants & Leisure 0.6%
Carnival plc	10,701	689,529

Total Common Stocks (cost $102,243,861)		119,735,966

Repurchase Agreements 0.4%

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc., 1.81%, dated 3/29/2018, due 4/2/2018, repurchase price $416,937, collateralized by U.S. Government Agency Securities, ranging from 1.92% - 4.00%, maturing 2/25/2031 - 3/1/2059; total market value $425,190. (c)	$416,853	416,853
Nomura Securities International, Inc., 1.80%, dated 3/29/2018, due 4/2/2018, repurchase price $20,004, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 7.88%, maturing 4/26/2018 - 2/15/2048; total market value $20,400. (c)	20,000	20,000

Total Repurchase Agreements (cost $436,853)		436,853

Total Investments (cost $102,680,714) — 99.9%		120,172,819
Other assets in excess of liabilities — 0.1%		84,490

NET ASSETS — 100.0%		$120,257,309

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT International Equity Fund

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $417,453, which was collateralized by cash used to purchase repurchase agreements with a value of $436,853.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2018 was $2,445,723 which represents 2.03% of net assets.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2018 was $436,853.

ADR	American Depositary Receipt
CVA	Dutch Certification
GDR	Global Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT International Equity Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$152,174	$—	$152,174
Airlines	238,600	2,967,144	—	3,205,744
Auto Components	849,143	2,017,128	—	2,866,271
Automobiles	1,570,843	1,682,669	—	3,253,512
Banks	4,813,999	11,083,804	—	15,897,803
Beverages	—	526,490	—	526,490
Biotechnology	—	2,718,773	—	2,718,773
Building Products	1,535,882	—	—	1,535,882
Capital Markets	718,966	2,751,134	—	3,470,100
Chemicals	719,804	3,096,124	—	3,815,928
Construction & Engineering	1,110,078	239,947	—	1,350,025
Diversified Financial Services	957,605	—	—	957,605
Diversified Telecommunication Services	283,327	843,046	—	1,126,373
Electric Utilities	699,623	853,488	—	1,553,111
Electronic Equipment, Instruments & Components	358,062	1,738,906	—	2,096,968
Equity Real Estate Investment Trusts (REITs)	205,426	—	—	205,426
Food & Staples Retailing	579,650	1,258,307	—	1,837,957
Food Products	561,166	3,730,102	—	4,291,268
Gas Utilities	445,479	—	—	445,479
Health Care Equipment & Supplies	—	306,165	—	306,165
Hotels, Restaurants & Leisure	—	2,513,817	—	2,513,817
Household Durables	947,183	2,152,859	—	3,100,042
Industrial Conglomerates	615,384	—	—	615,384

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT International Equity Fund

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Insurance	$4,045,659	$3,423,584	$—	$7,469,243
Internet & Direct Marketing Retail	389,955	—	—	389,955
Internet Software & Services	1,011,794	—	—	1,011,794
IT Services	1,785,261	733,332	—	2,518,593
Machinery	—	2,140,293	—	2,140,293
Media	482,238	301,243	—	783,481
Metals & Mining	2,016,313	1,006,163	—	3,022,476
Multi-Utilities	—	120,091	—	120,091
Oil, Gas & Consumable Fuels	1,573,379	7,642,621	—	9,216,000
Paper & Forest Products	1,258,506	—	—	1,258,506
Personal Products	180,014	3,317,949	—	3,497,963
Pharmaceuticals	412,838	5,122,085	—	5,534,923
Professional Services	—	1,198,824	—	1,198,824
Real Estate Management & Development	1,661,651	3,506,963	—	5,168,614
Road & Rail	1,622,441	—	—	1,622,441
Semiconductors & Semiconductor Equipment	3,323,474	1,029,039	—	4,352,513
Software	1,727,815	1,129,293	—	2,857,108
Specialty Retail	—	1,954,728	—	1,954,728
Technology Hardware, Storage & Peripherals	2,795,228	—	—	2,795,228
Thrifts & Mortgage Finance	240,364	—	—	240,364
Tobacco	121,021	—	—	121,021
Trading Companies & Distributors	291,234	1,286,294	—	1,577,528
Water Utilities	112,517	—	—	112,517
Wireless Telecommunication Services	2,578,511	350,954	—	2,929,465

Total Common Stocks	$44,840,433	$74,895,533	$—	$119,735,966

Repurchase Agreements	—	436,853	—	436,853

Total	$44,840,433	$75,332,386	$—	$120,172,819

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the period ended March 31, 2018, there was a transfer of an international common stock from Level 1 to Level 2. The market value at the time of the transfer was $532,456. The investment was previously valued using the last quoted sales price from the local exchange on which it traded, resulting in the Level 1 classification. At March 31, 2018, the Fund valued this security using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification.

(b)	During the period ended March 31, 2018, there were forty transfers of international common stocks from Level 2 to Level 1. The market value at the time of the transfer was $26,855,246. The investments were previously valued using the last quoted sales price from the local exchange on which they traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At March 31, 2018, the Fund valued these securities at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

March 31, 2018 (Unaudited)

NVIT International Index Fund

Common Stocks 98.2%

	Shares	Value
AUSTRALIA 6.6%
Banks 2.0%
Australia & New Zealand Banking Group Ltd.	386,645	$8,021,747
Bank of Queensland Ltd.	46,670	395,856
Bendigo & Adelaide Bank Ltd.	63,507	483,497
Commonwealth Bank of Australia	230,055	12,849,436
National Australia Bank Ltd.	352,059	7,746,374
Westpac Banking Corp.	443,104	9,798,318

		39,295,228

Beverages 0.1%
Coca-Cola Amatil Ltd.	70,734	473,337
Treasury Wine Estates Ltd.	95,945	1,253,004

		1,726,341

Biotechnology 0.4%
CSL Ltd.	59,593	7,165,851

Capital Markets 0.2%
ASX Ltd.	25,797	1,116,674
Macquarie Group Ltd.	43,085	3,437,447

		4,554,121

Chemicals 0.1%
Incitec Pivot Ltd.	235,293	638,872
Orica Ltd.	47,203	646,668

		1,285,540

Commercial Services & Supplies 0.1%
Brambles Ltd.	211,788	1,629,954

Construction & Engineering 0.0%†
CIMIC Group Ltd.	13,235	456,607

Construction Materials 0.0%†
Boral Ltd.	156,217	898,717

Containers & Packaging 0.1%
Amcor Ltd.	154,326	1,693,559

Diversified Financial Services 0.1%
AMP Ltd.(a)	390,067	1,502,661
BGP Holdings plc*(b)(c)	848,508	0
Challenger Ltd.	78,738	703,145

		2,205,806

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.	530,315	1,286,694
TPG Telecom Ltd.(a)	56,512	240,410

		1,527,104

Electric Utilities 0.0%†
AusNet Services	222,340	287,945

Equity Real Estate Investment Trusts (REITs) 0.5%
Dexus	136,906	984,453
Goodman Group	235,652	1,531,547
GPT Group (The)	223,263	816,241
Mirvac Group	493,779	819,038
Scentre Group	705,393	2,083,765
Stockland	322,260	999,447
Vicinity Centres	422,038	784,443
Westfield Corp.	263,067	1,727,042

		9,745,976

Food & Staples Retailing 0.4%
Wesfarmers Ltd.	148,157	4,753,820
Woolworths Group Ltd.	172,486	3,495,789

		8,249,609

Gas Utilities 0.0%†
APA Group(a)	149,704	909,049

Health Care Equipment & Supplies 0.1%
Cochlear Ltd.	7,178	1,007,173

Health Care Providers & Services 0.1%
Healthscope Ltd.(a)	246,944	368,560
Ramsay Health Care Ltd.	18,850	907,558
Sonic Healthcare Ltd.	50,070	882,697

		2,158,815

Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd.	70,615	1,316,472
Crown Resorts Ltd.	47,333	464,323
Domino’s Pizza Enterprises Ltd.(a)	9,192	295,653
Flight Centre Travel Group Ltd.(a)	6,871	302,327
Tabcorp Holdings Ltd.	237,149	804,042

		3,182,817

Insurance 0.3%
Insurance Australia Group Ltd.	313,035	1,807,104
Medibank Pvt Ltd.	366,981	822,907
QBE Insurance Group Ltd.	182,828	1,358,063
Suncorp Group Ltd.	172,257	1,771,880

		5,759,954

IT Services 0.0%†
Computershare Ltd.	57,246	766,074

Media 0.0%†
REA Group Ltd.	7,549	461,710

Metals & Mining 1.0%
Alumina Ltd.(a)	304,965	556,645
BHP Billiton Ltd.	419,663	9,283,091
BHP Billiton plc	276,782	5,459,814
BlueScope Steel Ltd.	72,407	851,466
Fortescue Metals Group Ltd.	207,462	694,398
Newcrest Mining Ltd.	102,220	1,536,747
South32 Ltd.	668,461	1,666,218

		20,048,379

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.(a)	77,058	220,573

Multi-Utilities 0.1%
AGL Energy Ltd.	87,677	1,469,001

Oil, Gas & Consumable Fuels 0.4%
Caltex Australia Ltd.	33,545	814,570
Oil Search Ltd.	171,983	950,324
Origin Energy Ltd.*	233,893	1,580,472
Santos Ltd.*	249,837	981,842
Woodside Petroleum Ltd.	124,145	2,804,769

		7,131,977

Professional Services 0.0%†
SEEK Ltd.	43,451	625,225

Real Estate Management & Development 0.1%
LendLease Group	73,420	981,968

Road & Rail 0.0%†
Aurizon Holdings Ltd.	267,079	876,677

Transportation Infrastructure 0.2%
Sydney Airport	146,688	760,472
Transurban Group	284,930	2,509,335
		3,269,807

		129,591,557

AUSTRIA 0.3%

Banks 0.2%
Erste Group Bank AG*	40,091	2,016,280
Raiffeisen Bank International AG*	18,618	725,399

		2,741,679

Machinery 0.0%†
ANDRITZ AG(a)	9,701	542,453

Metals & Mining 0.0%†
voestalpine AG	14,370	754,077

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
AUSTRIA (continued)
Oil, Gas & Consumable Fuels 0.1%
OMV AG	19,544	$1,139,631

		5,177,840

BELGIUM 1.1%
Banks 0.1%
KBC Group NV	33,427	2,913,694

Beverages 0.6%
Anheuser-Busch InBev SA/NV	99,784	10,966,519

Chemicals 0.1%
Solvay SA	9,768	1,358,167
Umicore SA	27,490	1,458,349

		2,816,516

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	10,751	1,229,353

Diversified Telecommunication Services 0.0%†
Proximus SADP	19,957	619,716

Food & Staples Retailing 0.0%†
Colruyt SA	6,921	382,623

Insurance 0.1%
Ageas	25,113	1,298,323

Media 0.0%†
Telenet Group Holding NV*	6,410	428,421

Pharmaceuticals 0.1%
UCB SA	16,810	1,371,252

		22,026,417

CHILE 0.0%†
Metals & Mining 0.0%†
Antofagasta plc	55,190	714,464

CHINA 0.2%
Auto Components 0.1%
Minth Group Ltd.	98,000	449,257

Banks 0.1%
BOC Hong Kong Holdings Ltd.	493,000	2,417,586

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	269,200	250,666

		3,117,509

COLOMBIA 0.0%†
Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	9,177	626,716

DENMARK 1.8%
Banks 0.2%
Danske Bank A/S	97,309	3,636,631

Beverages 0.1%
Carlsberg A/S, Class B	14,254	1,703,337

Biotechnology 0.1%
Genmab A/S*	7,716	1,661,137

Chemicals 0.1%
Chr Hansen Holding A/S	12,529	1,082,535
Novozymes A/S, Class B	30,133	1,560,441

		2,642,976

Commercial Services & Supplies 0.0%†
ISS A/S*	22,267	826,290

Diversified Telecommunication Services 0.1%
TDC A/S*	100,617	834,657

Electric Utilities 0.1%
Orsted A/S Reg. S(d)	25,089	1,633,540

Electrical Equipment 0.1%
Vestas Wind Systems A/S	28,716	2,056,017

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	15,831	1,341,716
William Demant Holding A/S*	13,459	501,117

		1,842,833

Insurance 0.0%†
Tryg A/S	13,753	320,780

Marine 0.1%
AP Moller — Maersk A/S, Class A*	521	766,496
AP Moller — Maersk A/S, Class B*	871	1,357,731

		2,124,227

Pharmaceuticals 0.6%
H Lundbeck A/S	8,047	449,807
Novo Nordisk A/S, Class B	246,558	12,131,742

		12,581,549

Road & Rail 0.1%
DSV A/S	25,318	1,996,564

Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S	14,242	1,543,798

		35,404,336

FINLAND 1.0%
Auto Components 0.0%†
Nokian Renkaat OYJ	15,172	690,118

Communications Equipment 0.2%
Nokia OYJ	758,471	4,192,563

Diversified Telecommunication Services 0.0%†
Elisa OYJ(a)	18,953	858,463

Electric Utilities 0.1%
Fortum OYJ(a)	56,837	1,222,104

Insurance 0.2%
Sampo OYJ, Class A	57,813	3,224,474

Machinery 0.2%
Kone OYJ, Class B	45,031	2,249,320
Metso OYJ(a)	15,026	474,407
Wartsila OYJ Abp	58,878	1,302,603

		4,026,330

Oil, Gas & Consumable Fuels 0.1%
Neste OYJ(a)	16,562	1,155,131

Paper & Forest Products 0.2%
Stora Enso OYJ, Class R(a)	71,521	1,316,479
UPM-Kymmene OYJ*	71,122	2,639,247

		3,955,726

Pharmaceuticals 0.0%†
Orion OYJ, Class B	14,023	429,582

		19,754,491

FRANCE 10.4%
Aerospace & Defense 0.8%
Airbus SE	76,455	8,846,127
Dassault Aviation SA	350	668,874
Safran SA	43,316	4,590,244
Thales SA	14,105	1,718,734

		15,823,979

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
FRANCE (continued)
Air Freight & Logistics 0.0%†
Bollore SA	122,092	$651,582

Auto Components 0.3%
Cie Generale des Etablissements Michelin SCA	22,795	3,369,418
Faurecia SA	10,069	815,852
Valeo SA	31,867	2,107,345

		6,292,615

Automobiles 0.3%
Peugeot SA	78,003	1,878,487
Renault SA(a)	25,494	3,097,200

		4,975,687

Banks 1.0%
BNP Paribas SA	147,032	10,901,754
Credit Agricole SA	146,230	2,379,304
Societe Generale SA	100,404	5,462,510

		18,743,568

Beverages 0.3%
Pernod Ricard SA	28,295	4,713,507
Remy Cointreau SA	2,882	411,123

		5,124,630

Building Products 0.2%
Cie de Saint-Gobain	66,594	3,517,568

Capital Markets 0.1%
Amundi SA Reg. S(d)	8,018	645,240
Natixis SA	122,682	1,007,001

		1,652,241

Chemicals 0.4%
Air Liquide SA	56,274	6,900,290
Arkema SA	8,532	1,114,129

		8,014,419

Commercial Services & Supplies 0.1%
Edenred	30,088	1,046,949
Societe BIC SA	3,785	376,804

		1,423,753

Construction & Engineering 0.5%
Bouygues SA	28,133	1,411,254
Eiffage SA	9,701	1,105,098
Vinci SA	66,140	6,512,218

		9,028,570

Construction Materials 0.0%†
Imerys SA	4,898	476,350

Diversified Financial Services 0.1%
Eurazeo SA	5,850	538,684
Wendel SA	3,867	603,601

		1,142,285

Diversified Telecommunication Services 0.3%
Iliad SA	3,522	729,002
Orange SA	260,087	4,416,989

		5,145,991

Electric Utilities 0.1%
Electricite de France SA	71,532	1,037,277

Electrical Equipment 0.5%
Legrand SA	35,289	2,769,671
Schneider Electric SE	75,005	6,597,505

		9,367,176

Electronic Equipment, Instruments & Components 0.0%†
Ingenico Group SA	7,454	606,492

Equity Real Estate Investment Trusts (REITs) 0.3%
Fonciere Des Regions	4,680	516,721
Gecina SA	6,279	1,091,352
ICADE	4,345	422,270
Klepierre SA	29,322	1,183,142
Unibail-Rodamco SE	13,287	3,043,126

		6,256,611

Food & Staples Retailing 0.1%
Carrefour SA	75,578	1,569,702
Casino Guichard Perrachon SA	6,784	332,636

		1,902,338

Food Products 0.3%
Danone SA	78,858	6,387,065

Health Care Equipment & Supplies 0.2%
BioMerieux	5,494	453,651
Essilor International Cie Generale d’Optique SA	26,909	3,632,418

		4,086,069

Hotels, Restaurants & Leisure 0.1%
Accor SA	24,669	1,332,604
Sodexo SA	11,510	1,161,268

		2,493,872

Household Durables 0.0%†
SEB SA	2,935	561,033

Insurance 0.4%
AXA SA	255,490	6,801,641
CNP Assurances	19,896	502,356
SCOR SE	22,299	913,289

		8,217,286

IT Services 0.2%
Atos SE	12,617	1,727,479
Capgemini SE	21,413	2,670,620

		4,398,099

Machinery 0.0%†
Alstom SA	20,202	911,351

Media 0.3%
Eutelsat Communications SA	22,027	436,791
JCDecaux SA(a)	8,791	306,815
Lagardere SCA	15,076	430,866
Publicis Groupe SA	27,141	1,891,037
Vivendi SA	137,231	3,551,888

		6,617,397

Multi-Utilities 0.3%
Engie SA	236,012	3,942,943
Suez	50,268	729,000
Veolia Environnement SA	63,810	1,513,228

		6,185,171

Oil, Gas & Consumable Fuels 0.9%
TOTAL SA	315,290	17,919,082

Personal Products 0.4%
L’Oreal SA	33,058	7,468,067

Pharmaceuticals 0.6%
Ipsen SA	4,774	741,312
Sanofi	148,749	11,952,761

		12,694,073

Professional Services 0.1%
Bureau Veritas SA	33,317	866,412
Teleperformance	7,663	1,189,047

		2,055,459

Software 0.2%
Dassault Systemes SE	17,202	2,340,006

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
FRANCE (continued)
Software (continued)
Ubisoft Entertainment SA*	8,365	$706,614

		3,046,620

Textiles, Apparel & Luxury Goods 0.9%
Hermes International	4,220	2,502,201
Kering SA	9,885	4,739,808
LVMH Moet Hennessy Louis Vuitton SE	36,540	11,268,535

		18,510,544

Trading Companies & Distributors 0.0%†
Rexel SA	39,790	673,922

Transportation Infrastructure 0.1%
Aeroports de Paris	3,956	862,368
Getlink SE	63,657	908,814

		1,771,182

		205,179,424

GERMANY 9.5%
Aerospace & Defense 0.1%
MTU Aero Engines AG	6,897	1,162,575

Air Freight & Logistics 0.3%
Deutsche Post AG (Registered)	127,265	5,565,211

Airlines 0.0%†
Deutsche Lufthansa AG (Registered)	31,236	997,792

Auto Components 0.2%
Continental AG	14,658	4,048,907
Schaeffler AG (Preference)	18,411	284,292

		4,333,199

Automobiles 1.2%
Bayerische Motoren Werke AG	43,202	4,688,512
Bayerische Motoren Werke AG (Preference)	7,107	666,209
Daimler AG (Registered)*	125,987	10,705,773
Porsche Automobil Holding SE (Preference)	20,048	1,666,956
Volkswagen AG	4,137	828,360
Volkswagen AG (Preference)	24,268	4,826,998

		23,382,808

Banks 0.1%
Commerzbank AG*	141,849	1,842,938

Capital Markets 0.4%
Deutsche Bank AG (Registered)	269,769	3,761,450
Deutsche Boerse AG	24,912	3,393,653

		7,155,103

Chemicals 1.2%
BASF SE	120,382	12,234,528
Covestro AG Reg. S(d)	21,482	2,114,507
Evonik Industries AG	22,534	795,074
FUCHS PETROLUB SE (Preference)	9,424	511,798
K+S AG (Registered)	26,033	751,460
LANXESS AG	12,196	935,091
Linde AG*	24,334	5,122,740
Symrise AG	16,161	1,301,289

		23,766,487

Construction & Engineering 0.0%†
HOCHTIEF AG	2,567	479,795

Construction Materials 0.1%
HeidelbergCement AG	19,776	1,943,037

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG (Registered)	442,049	7,211,232
Telefonica Deutschland Holding AG	93,053	437,227

		7,648,459

Electrical Equipment 0.0%†
OSRAM Licht AG	13,190	971,201

Food & Staples Retailing 0.0%†
METRO AG	22,207	393,240

Health Care Equipment & Supplies 0.0%†
Siemens Healthineers AG Reg. S*(d)	19,677	808,666

Health Care Providers & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	28,659	2,926,265
Fresenius SE & Co. KGaA	54,091	4,131,626

		7,057,891

Hotels, Restaurants & Leisure 0.1%
TUI AG	58,531	1,256,570

Household Products 0.2%
Henkel AG & Co. KGaA	13,801	1,736,997
Henkel AG & Co. KGaA (Preference)	23,741	3,121,982

		4,858,979

Independent Power and Renewable Electricity Producers 0.0%†
Uniper SE	26,695	813,609

Industrial Conglomerates 0.6%
Siemens AG (Registered)	100,479	12,816,114

Insurance 1.0%
Allianz SE (Registered)	58,553	13,232,653
Hannover Rueck SE	8,123	1,109,383
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	20,217	4,701,851

		19,043,887

Internet & Direct Marketing Retail 0.0%†
Zalando SE Reg. S*(d)	14,225	776,029

Internet Software & Services 0.1%
United Internet AG (Registered)	16,390	1,032,209

IT Services 0.1%
Wirecard AG	15,569	1,840,385

Machinery 0.1%
GEA Group AG	24,368	1,036,657
KION Group AG	9,218	860,231
MAN SE	4,529	528,056

		2,424,944

Media 0.1%
Axel Springer SE	5,681	475,616
ProSiebenSat.1 Media SE	30,872	1,070,761

		1,546,377

Metals & Mining 0.1%
thyssenkrupp AG	57,971	1,511,889

Multi-Utilities 0.3%
E.ON SE	283,359	3,148,773
Innogy SE Reg. S(d)	18,507	875,458
RWE AG*	69,048	1,705,643

		5,729,874

Personal Products 0.1%
Beiersdorf AG	13,133	1,487,170

Pharmaceuticals 0.7%
Bayer AG (Registered)	108,616	12,281,549
Merck KGaA	16,849	1,616,410

		13,897,959

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
GERMANY (continued)
Real Estate Management & Development 0.3%
Deutsche Wohnen SE	47,090	$2,197,970
Vonovia SE	62,796	3,114,196

		5,312,166

Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	147,646	3,955,440

Software 0.7%
SAP SE	129,087	13,508,446

Textiles, Apparel & Luxury Goods 0.3%
adidas AG	24,637	5,966,618
HUGO BOSS AG	7,915	689,829

		6,656,447

Trading Companies & Distributors 0.1%
Brenntag AG	20,588	1,225,219

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	5,662	558,768

Wireless Telecommunication Services 0.0%†
1&1 Drillisch AG	7,033	473,742

		188,234,625

HONG KONG 3.3%
Banks 0.2%
Bank of East Asia Ltd. (The)	167,340	671,710
Hang Seng Bank Ltd.	101,900	2,375,711

		3,047,421

Capital Markets 0.3%
Hong Kong Exchanges & Clearing Ltd.	155,000	5,094,829
Kingston Financial Group Ltd.(a)	542,000	244,515

		5,339,344

Diversified Financial Services 0.0%†
First Pacific Co. Ltd.	341,750	186,572

Diversified Telecommunication Services 0.0%†
HKT Trust & HKT Ltd.	508,220	640,983
PCCW Ltd.	503,000	291,831

		932,814

Electric Utilities 0.2%
CK Infrastructure Holdings Ltd.	81,000	665,741
CLP Holdings Ltd.	214,500	2,192,696
HK Electric Investments & HK Electric Investments Ltd. Reg. S(a)(d)	394,500	382,475
Power Assets Holdings Ltd.	185,000	1,656,472

		4,897,384

Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT	283,000	2,427,111

Food Products 0.1%
WH Group Ltd. Reg. S(d)	1,122,500	1,206,570

Gas Utilities 0.1%
Hong Kong & China Gas Co. Ltd.	1,102,725	2,273,531

Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group Ltd.	314,000	2,878,360
Melco Resorts & Entertainment Ltd., ADR	31,895	924,317
Shangri-La Asia Ltd.	162,833	330,440
SJM Holdings Ltd.	263,000	230,468

		4,363,585

Household Durables 0.1%
Techtronic Industries Co. Ltd.	183,000	1,080,979

Industrial Conglomerates 0.4%
CK Hutchison Holdings Ltd.	351,516	4,226,135
Jardine Matheson Holdings Ltd.	28,900	1,796,424
Jardine Strategic Holdings Ltd.	29,500	1,138,110
NWS Holdings Ltd.	196,836	358,607

		7,519,276

Insurance 0.7%
AIA Group Ltd.	1,584,800	13,529,237

Real Estate Management & Development 0.8%
CK Asset Holdings Ltd.	337,016	2,851,866
Hang Lung Group Ltd.	109,000	357,337
Hang Lung Properties Ltd.	273,000	640,607
Henderson Land Development Co. Ltd.	160,245	1,049,879
Hongkong Land Holdings Ltd.	156,800	1,086,624
Hysan Development Co. Ltd.	81,000	429,899
Kerry Properties Ltd.	94,500	429,047
New World Development Co. Ltd.	769,926	1,097,602
Sino Land Co. Ltd.	411,000	668,797
Sun Hung Kai Properties Ltd.	186,000	2,962,959
Swire Pacific Ltd., Class A	63,000	639,219
Swire Properties Ltd.	142,400	500,738
Wharf Holdings Ltd. (The)	161,500	559,469
Wharf Real Estate Investment Co. Ltd.*	161,500	1,057,284
Wheelock & Co. Ltd.	103,000	755,381

		15,086,708

Road & Rail 0.1%
MTR Corp. Ltd.	197,000	1,064,789

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	36,800	520,820

Textiles, Apparel & Luxury Goods 0.0%†
Li & Fung Ltd.	725,600	358,275
Yue Yuen Industrial Holdings Ltd.	104,500	417,364

		775,639

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust(a)	756,000	222,637

		64,474,417

IRELAND 0.6%
Airlines 0.0%†
Ryanair Holdings plc*	5,286	104,236

Banks 0.1%
AIB Group plc	108,000	651,223
Bank of Ireland Group plc	121,979	1,069,158

		1,720,381

Construction Materials 0.2%
CRH plc	111,438	3,788,817
James Hardie Industries plc, CHDI	58,748	1,037,888

		4,826,705

Food Products 0.1%
Kerry Group plc, Class A	21,121	2,147,698

Hotels, Restaurants & Leisure 0.1%
Paddy Power Betfair plc	10,662	1,095,462

Trading Companies & Distributors 0.1%
AerCap Holdings NV*	19,114	969,462

		10,863,944

ISRAEL 0.4%
Aerospace & Defense 0.0%†
Elbit Systems Ltd.	2,908	350,418

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
ISRAEL (continued)
Banks 0.1%
Bank Hapoalim BM	141,116	$970,241
Bank Leumi Le-Israel BM	192,533	1,162,858
Mizrahi Tefahot Bank Ltd.	18,133	347,241

		2,480,340

Chemicals 0.1%
Frutarom Industries Ltd.	4,854	446,208
Israel Chemicals Ltd.	74,090	313,930

		760,138

Diversified Telecommunication Services 0.0%†
Bezeq The Israeli Telecommunication Corp. Ltd.	231,855	296,658

Pharmaceuticals 0.1%
Teva Pharmaceutical Industries Ltd., ADR(a)	121,650	2,078,998

Real Estate Management & Development 0.0%†
Azrieli Group Ltd.	5,347	256,805

Software 0.1%
Check Point Software Technologies Ltd.*	17,314	1,719,973
Nice Ltd.*	8,024	752,843

		2,472,816

		8,696,173

ITALY 2.1%
Aerospace & Defense 0.0%†
Leonardo SpA	55,288	639,437

Automobiles 0.1%
Ferrari NV	16,364	1,971,064

Banks 0.7%
Intesa Sanpaolo SpA	1,888,452	6,904,187
Mediobanca Banca di Credito Finanziario SpA	81,219	956,085
UniCredit SpA*	262,237	5,502,290

		13,362,562

Beverages 0.0%†
Davide Campari-Milano SpA	77,030	583,813

Diversified Telecommunication Services 0.1%
Telecom Italia SpA*	1,519,403	1,446,945
Telecom Italia SpA,	761,581	636,121

		2,083,066

Electric Utilities 0.4%
Enel SpA	1,067,363	6,539,908
Terna Rete Elettrica Nazionale SpA	187,487	1,096,920

		7,636,828

Electrical Equipment 0.0%†
Prysmian SpA	26,521	834,408

Insurance 0.2%
Assicurazioni Generali SpA	166,493	3,209,895
Poste Italiane SpA Reg. S(d)	64,797	593,088
UnipolSai Assicurazioni SpA	148,175	352,883

		4,155,866

Oil, Gas & Consumable Fuels 0.4%
Eni SpA	333,288	5,875,176
Snam SpA	303,207	1,394,751

		7,269,927

Pharmaceuticals 0.0%†
Recordati SpA	13,048	483,497

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	21,800	1,356,662

Transportation Infrastructure 0.1%
Atlantia SpA	60,521	1,876,236

		42,253,366

JAPAN 24.1%
Air Freight & Logistics 0.1%
Yamato Holdings Co. Ltd.	45,100	1,131,050

Airlines 0.1%
ANA Holdings, Inc.(a)	14,800	572,778
Japan Airlines Co. Ltd.	15,586	627,219

		1,199,997

Auto Components 0.7%
Aisin Seiki Co. Ltd.	23,300	1,265,674
Bridgestone Corp.	84,500	3,672,083
Denso Corp.	61,800	3,380,255
Koito Manufacturing Co. Ltd.	15,000	1,040,365
NGK Spark Plug Co. Ltd.	19,000	457,657
NOK Corp.	13,900	269,888
Stanley Electric Co. Ltd.	17,700	653,738
Sumitomo Electric Industries Ltd.	100,500	1,533,403
Sumitomo Rubber Industries Ltd.	20,500	376,072
Toyoda Gosei Co. Ltd.	8,700	202,282
Toyota Industries Corp.	21,700	1,313,359
Yokohama Rubber Co. Ltd. (The)	14,300	331,008

		14,495,784

Automobiles 2.1%
Honda Motor Co. Ltd.	226,400	7,787,454
Isuzu Motors Ltd.	70,300	1,078,235
Mazda Motor Corp.(a)	75,980	1,004,331
Mitsubishi Motors Corp.(a)	93,799	670,843
Nissan Motor Co. Ltd.	299,600	3,108,485
Subaru Corp.	82,000	2,687,223
Suzuki Motor Corp.(a)	45,800	2,466,369
Toyota Motor Corp.	342,894	21,993,812
Yamaha Motor Co. Ltd.	36,600	1,093,821

		41,890,573

Banks 1.7%
Aozora Bank Ltd.	14,500	577,111
Bank of Kyoto Ltd. (The)	7,000	390,771
Chiba Bank Ltd. (The)	85,000	683,004
Concordia Financial Group Ltd.	167,300	922,937
Fukuoka Financial Group, Inc.	107,000	576,204
Hachijuni Bank Ltd. (The)	59,000	316,057
Japan Post Bank Co. Ltd.(a)	55,100	739,465
Kyushu Financial Group, Inc.	49,700	245,686
Mebuki Financial Group, Inc.(a)	121,200	465,869
Mitsubishi UFJ Financial Group, Inc.	1,568,367	10,273,500
Mizuho Financial Group, Inc.	3,161,424	5,686,730
Resona Holdings, Inc.	294,200	1,553,878
Seven Bank Ltd.(a)	65,400	208,360
Shinsei Bank Ltd.	24,400	375,155
Shizuoka Bank Ltd. (The)	70,000	661,811
Sumitomo Mitsui Financial Group, Inc.	176,853	7,409,527
Sumitomo Mitsui Trust Holdings, Inc.	44,240	1,790,721
Suruga Bank Ltd.	25,000	345,144
Yamaguchi Financial Group, Inc.	26,000	314,722

		33,536,652

Beverages 0.4%
Asahi Group Holdings Ltd.	51,600	2,748,153
Coca-Cola Bottlers Japan Holdings, Inc	16,200	669,132

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Beverages (continued)
Kirin Holdings Co. Ltd.	115,700	$3,079,933
Suntory Beverage & Food Ltd.	18,500	898,877

		7,396,095

Building Products 0.3%
Asahi Glass Co. Ltd.	26,600	1,101,198
Daikin Industries Ltd.	32,300	3,562,243
LIXIL Group Corp.	36,000	803,872
TOTO Ltd.	18,900	996,467

		6,463,780

Capital Markets 0.3%
Daiwa Securities Group, Inc.	215,400	1,373,920
Japan Exchange Group, Inc.	69,500	1,286,735
Nomura Holdings, Inc.	483,900	2,798,211
SBI Holdings, Inc.	26,790	612,566

		6,071,432

Chemicals 1.1%
Air Water, Inc.	17,300	337,529
Asahi Kasei Corp.	168,000	2,208,844
Daicel Corp.	38,100	416,073
Hitachi Chemical Co. Ltd.	14,100	321,343
JSR Corp.	25,100	564,488
Kaneka Corp.	32,000	317,278
Kansai Paint Co. Ltd.(a)	25,900	603,169
Kuraray Co. Ltd.	45,900	779,918
Mitsubishi Chemical Holdings Corp.	190,700	1,846,871
Mitsubishi Gas Chemical Co., Inc.	23,300	558,166
Mitsui Chemicals, Inc.	24,600	775,650
Nippon Paint Holdings Co. Ltd.(a)	20,700	759,678
Nissan Chemical Industries Ltd.	16,200	672,938
Nitto Denko Corp.	22,000	1,649,509
Shin-Etsu Chemical Co. Ltd.	50,800	5,254,020
Sumitomo Chemical Co. Ltd.	210,000	1,223,627
Taiyo Nippon Sanso Corp.	20,000	302,805
Teijin Ltd.	27,000	507,749
Toray Industries, Inc.	194,500	1,839,803
Tosoh Corp.	38,000	745,679

		21,685,137

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd.	34,500	712,664
Park24 Co. Ltd.(a)	14,900	399,368
Secom Co. Ltd.	28,000	2,084,113
Sohgo Security Services Co. Ltd.	8,800	435,017
Toppan Printing Co. Ltd.	71,000	582,520

		4,213,682

Construction & Engineering 0.2%
JGC Corp.(a)	24,800	539,328
Kajima Corp.	115,000	1,066,726
Obayashi Corp.	86,500	946,253
Shimizu Corp.	73,600	657,804
Taisei Corp.	27,000	1,370,236

		4,580,347

Construction Materials 0.0%†
Taiheiyo Cement Corp.	16,200	588,440

Consumer Finance 0.0%†
Acom Co. Ltd.*(a)	59,900	266,835
AEON Financial Service Co. Ltd.(a)	14,600	335,482
Credit Saison Co. Ltd.	20,800	341,503

		943,820

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	20,400	303,302

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	8,600	311,574

Diversified Financial Services 0.2%
Mitsubishi UFJ Lease & Finance Co. Ltd.	51,300	300,843
ORIX Corp.	170,800	3,012,135

		3,312,978

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	90,028	4,145,831

Electric Utilities 0.3%
Chubu Electric Power Co., Inc.	83,700	1,182,286
Chugoku Electric Power Co., Inc. (The)(a)	34,500	415,666
Kansai Electric Power Co., Inc. (The)	93,800	1,205,062
Kyushu Electric Power Co., Inc.(a)	51,300	611,328
Tohoku Electric Power Co., Inc.	62,900	840,007
Tokyo Electric Power Co. Holdings, Inc.*	192,700	742,512

		4,996,861

Electrical Equipment 0.5%
Fuji Electric Co. Ltd.	75,000	510,315
Mabuchi Motor Co. Ltd.	5,900	290,550
Mitsubishi Electric Corp.	251,800	4,026,481
Nidec Corp.	31,100	4,790,461

		9,617,807

Electronic Equipment, Instruments & Components 1.4%
Alps Electric Co. Ltd.(a)	25,300	620,106
Hamamatsu Photonics KK	18,600	702,711
Hirose Electric Co. Ltd.	4,294	589,994
Hitachi High-Technologies Corp.	8,500	404,210
Hitachi Ltd.	631,000	4,570,977
Keyence Corp.	12,722	7,895,878
Kyocera Corp.	42,800	2,415,030
Murata Manufacturing Co. Ltd.	25,500	3,491,706
Nippon Electric Glass Co. Ltd.	11,100	329,646
Omron Corp.	25,700	1,511,978
Shimadzu Corp.	33,000	927,926
TDK Corp.	17,100	1,541,178
Yaskawa Electric Corp.(a)	32,600	1,478,267
Yokogawa Electric Corp.	29,200	603,182

		27,082,789

Equity Real Estate Investment Trusts (REITs) 0.3%
Daiwa House REIT Investment Corp.	208	497,691
Japan Prime Realty Investment Corp.	102	363,310
Japan Real Estate Investment Corp.	175	906,207
Japan Retail Fund Investment Corp.	352	675,517
Nippon Building Fund, Inc.	179	989,164
Nippon Prologis REIT, Inc.	249	535,886
Nomura Real Estate Master Fund, Inc.	477	658,086
United Urban Investment Corp.	386	605,092

		5,230,953

Food & Staples Retailing 0.4%
Aeon Co. Ltd.	81,300	1,451,335
FamilyMart UNY Holdings Co. Ltd.(a)	10,600	892,590
Lawson, Inc.	6,200	422,443
Seven & i Holdings Co. Ltd.	97,900	4,199,197
Sundrug Co. Ltd.	8,800	406,485
Tsuruha Holdings, Inc.	4,700	670,072

		8,042,122

Food Products 0.4%
Ajinomoto Co., Inc.	72,400	1,309,807
Calbee, Inc.(a)	9,700	320,887

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Food Products (continued)
Kikkoman Corp.(a)	19,600	$788,384
MEIJI Holdings Co. Ltd.	15,780	1,201,241
NH Foods Ltd.	11,500	471,218
Nisshin Seifun Group, Inc.	26,223	519,753
Nissin Foods Holdings Co. Ltd.	8,100	561,797
Toyo Suisan Kaisha Ltd.	11,800	457,450
Yakult Honsha Co. Ltd.(a)	14,600	1,079,855
Yamazaki Baking Co. Ltd.	17,300	358,991

		7,069,383

Gas Utilities 0.1%
Osaka Gas Co. Ltd.	50,000	986,561
Toho Gas Co. Ltd.	9,000	276,585
Tokyo Gas Co. Ltd.	52,200	1,384,167

		2,647,313

Health Care Equipment & Supplies 0.4%
CYBERDYNE, Inc.*	15,100	213,717
Hoya Corp.	51,900	2,587,562
Olympus Corp.	39,200	1,488,351
Sysmex Corp.	20,400	1,848,184
Terumo Corp.	43,000	2,259,010

		8,396,824

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	23,200	516,306
Medipal Holdings Corp.	20,700	424,097
Suzuken Co. Ltd.	9,420	389,088

		1,329,491

Health Care Technology 0.1%
M3, Inc.	26,600	1,194,944

Hotels, Restaurants & Leisure 0.2%
McDonald’s Holdings Co. Japan Ltd.	9,326	436,478
Oriental Land Co. Ltd.	28,500	2,910,131

		3,346,609

Household Durables 0.9%
Casio Computer Co. Ltd.(a)	22,500	335,370
Iida Group Holdings Co. Ltd.(a)	21,000	392,350
Nikon Corp.	44,100	785,805
Panasonic Corp.	287,200	4,105,363
Rinnai Corp.	4,400	417,650
Sekisui Chemical Co. Ltd.	52,100	908,769
Sekisui House Ltd.	78,200	1,427,230
Sharp Corp.*(a)	19,500	582,773
Sony Corp.	166,200	8,037,829

		16,993,139

Household Products 0.1%
Lion Corp.	26,400	531,697
Unicharm Corp.	53,800	1,531,509

		2,063,206

Independent Power and Renewable Electricity Producers 0.0%†
Electric Power Development Co. Ltd.	19,400	488,988

Industrial Conglomerates 0.2%
Keihan Holdings Co. Ltd.(a)	14,000	431,559
Seibu Holdings, Inc.	26,000	452,535
Toshiba Corp.*	864,000	2,500,935

		3,385,029

Insurance 0.7%
Dai-ichi Life Holdings, Inc.	138,800	2,533,894
Japan Post Holdings Co. Ltd.	209,300	2,519,743
MS&AD Insurance Group Holdings, Inc.	63,341	1,997,172
Sompo Holdings, Inc.	45,950	1,849,142
Sony Financial Holdings, Inc.(a)	23,700	431,213
T&D Holdings, Inc.	70,700	1,121,911
Tokio Marine Holdings, Inc.	88,100	3,920,431

		14,373,506

Internet & Direct Marketing Retail 0.1%
Rakuten, Inc.	124,100	1,048,619
Start Today Co. Ltd.	23,700	633,010

		1,681,629

Internet Software & Services 0.1%
DeNA Co. Ltd.(a)	12,000	216,531
Kakaku.com, Inc.(a)	16,100	281,737
Mixi, Inc.	5,600	206,832
Yahoo Japan Corp.(a)	195,900	909,493

		1,614,593

IT Services 0.2%
Fujitsu Ltd.	262,000	1,612,308
Nomura Research Institute Ltd.	16,505	781,779
NTT Data Corp.	79,700	847,896
Obic Co. Ltd.	7,800	648,748
Otsuka Corp.	13,800	695,155

		4,585,886

Leisure Products 0.2%
Bandai Namco Holdings, Inc.	25,100	824,440
Sankyo Co. Ltd.(a)	6,700	236,126
Sega Sammy Holdings, Inc.	22,600	357,887
Shimano, Inc.	9,900	1,427,245
Yamaha Corp.	22,300	979,771

		3,825,469

Machinery 1.4%
Amada Holdings Co. Ltd.	41,500	503,905
Daifuku Co. Ltd.	13,100	784,239
FANUC Corp.	25,400	6,435,637
Hino Motors Ltd.	35,700	459,314
Hitachi Construction Machinery Co. Ltd.	14,700	567,111
Hoshizaki Corp.	7,600	667,112
IHI Corp.	19,299	599,438
JTEKT Corp.	28,600	423,604
Kawasaki Heavy Industries Ltd.	19,399	627,156
Komatsu Ltd.	120,300	4,010,188
Kubota Corp.	140,600	2,460,384
Kurita Water Industries Ltd.	13,300	421,855
Makita Corp.	29,900	1,461,210
MINEBEA MITSUMI, Inc.	48,600	1,037,726
Mitsubishi Heavy Industries Ltd.(a)	42,700	1,634,884
Nabtesco Corp.	15,300	590,259
NGK Insulators Ltd.	33,800	582,578
NSK Ltd.	48,300	647,299
SMC Corp.	7,600	3,076,284
Sumitomo Heavy Industries Ltd.	15,400	583,986
THK Co. Ltd.	15,400	636,812

		28,210,981

Marine 0.0%†
Mitsui OSK Lines Ltd.	14,200	408,364
Nippon Yusen KK(a)	21,200	427,965

		836,329

Media 0.1%
Dentsu, Inc.	28,801	1,264,045
Hakuhodo DY Holdings, Inc.	33,400	459,228
Toho Co. Ltd.	15,000	497,627

		2,220,900

Metals & Mining 0.3%
Hitachi Metals Ltd.	30,000	354,683

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Metals & Mining (continued)
JFE Holdings, Inc.	67,400	$1,357,755
Kobe Steel Ltd.	45,300	453,830
Maruichi Steel Tube Ltd.(a)	9,000	275,316
Mitsubishi Materials Corp.(a)	13,300	399,981
Nippon Steel & Sumitomo Metal Corp.	101,344	2,225,368
Sumitomo Metal Mining Co. Ltd.	33,000	1,389,408

		6,456,341

Multiline Retail 0.2%
Don Quijote Holdings Co. Ltd.	15,700	901,527
Isetan Mitsukoshi Holdings Ltd.(a)	44,760	493,851
J Front Retailing Co. Ltd.	29,800	506,632
Marui Group Co. Ltd.(a)	24,500	499,187
Ryohin Keikaku Co. Ltd.	3,000	1,006,532
Takashimaya Co. Ltd.	36,000	345,435

		3,753,164

Oil, Gas & Consumable Fuels 0.3%
Idemitsu Kosan Co. Ltd.	17,900	680,471
Inpex Corp.	126,700	1,567,005
JXTG Holdings, Inc.	410,939	2,485,987
Showa Shell Sekiyu KK	24,400	330,439

		5,063,902

Paper & Forest Products 0.0%†
Oji Holdings Corp.	120,000	771,392

Personal Products 0.5%
Kao Corp.	64,500	4,837,879
Kose Corp.	3,600	753,461
Pola Orbis Holdings, Inc.	10,900	446,633
Shiseido Co. Ltd.	50,600	3,239,865

		9,277,838

Pharmaceuticals 1.2%
Astellas Pharma, Inc.	268,600	4,074,248
Chugai Pharmaceutical Co. Ltd.	29,800	1,506,734
Daiichi Sankyo Co. Ltd.	75,600	2,505,198
Eisai Co. Ltd.	35,600	2,268,724
Hisamitsu Pharmaceutical Co., Inc.	7,400	573,056
Kyowa Hakko Kirin Co. Ltd.	33,600	737,965
Mitsubishi Tanabe Pharma Corp.	30,500	596,213
Ono Pharmaceutical Co. Ltd.	55,000	1,702,646
Otsuka Holdings Co. Ltd.	52,000	2,604,276
Santen Pharmaceutical Co. Ltd.	48,700	784,930
Shionogi & Co. Ltd.	38,900	2,007,423
Sumitomo Dainippon Pharma Co. Ltd.(a)	18,800	315,557
Taisho Pharmaceutical Holdings Co. Ltd.	3,900	383,384
Takeda Pharmaceutical Co. Ltd.	93,000	4,530,041

		24,590,395

Professional Services 0.2%
Persol Holdings Co. Ltd.	23,500	683,544
Recruit Holdings Co. Ltd.	142,800	3,549,031

		4,232,575

Real Estate Management & Development 0.7%
Aeon Mall Co. Ltd.	14,830	310,802
Daito Trust Construction Co. Ltd.	9,200	1,590,038
Daiwa House Industry Co. Ltd.	75,500	2,909,168
Hulic Co. Ltd.	41,700	454,995
Mitsubishi Estate Co. Ltd.	166,800	2,819,320
Mitsui Fudosan Co. Ltd.	118,900	2,884,642
Nomura Real Estate Holdings, Inc.	18,100	427,303
Sumitomo Realty & Development Co. Ltd.	46,000	1,701,142
Tokyo Tatemono Co. Ltd.	26,900	405,251
Tokyu Fudosan Holdings Corp.	62,300	453,762

		13,956,423

Road & Rail 0.9%
Central Japan Railway Co.	19,200	3,632,311
East Japan Railway Co.	42,976	3,983,171
Hankyu Hanshin Holdings, Inc.	32,200	1,193,826
Keikyu Corp.(a)	30,499	530,268
Keio Corp.	13,199	563,784
Keisei Electric Railway Co. Ltd.	16,900	519,365
Kintetsu Group Holdings Co. Ltd.(a)	24,000	934,918
Kyushu Railway Co.	20,000	622,151
Nagoya Railroad Co. Ltd.(a)	24,599	623,269
Nippon Express Co. Ltd.	10,600	709,290
Odakyu Electric Railway Co. Ltd.	41,000	829,594
Tobu Railway Co. Ltd.	26,600	801,212
Tokyu Corp.	70,300	1,095,413
West Japan Railway Co.(a)	21,900	1,529,429

		17,568,001

Semiconductors & Semiconductor Equipment 0.4%
Disco Corp.	3,700	798,036
Renesas Electronics Corp.*(a)	87,500	879,893
Rohm Co. Ltd.	12,500	1,190,028
SUMCO Corp.	31,100	815,460
Tokyo Electron Ltd.	20,900	3,931,333

		7,614,750

Software 0.5%
Konami Holdings Corp.	12,900	677,703
LINE Corp.*(a)	4,400	174,090
Nexon Co. Ltd.*	54,000	893,191
Nintendo Co. Ltd.	14,800	6,517,814
Oracle Corp. Japan	5,200	422,724
Trend Micro, Inc.	15,000	895,165

		9,580,687

Specialty Retail 0.3%
ABC-Mart, Inc.	5,000	329,402
Fast Retailing Co. Ltd.	6,800	2,763,329
Hikari Tsushin, Inc.	2,600	415,638
Nitori Holdings Co. Ltd.	10,700	1,891,015
Shimamura Co. Ltd.	2,800	350,247
USS Co. Ltd.	29,200	590,010
Yamada Denki Co. Ltd.(a)	75,400	452,095

		6,791,736

Technology Hardware, Storage & Peripherals 0.6%
Brother Industries Ltd.	32,500	755,345
Canon, Inc.	139,500	5,051,393
FUJIFILM Holdings Corp.	54,900	2,190,221
Konica Minolta, Inc.	59,900	513,405
NEC Corp.	32,700	919,183
Ricoh Co. Ltd.(a)	90,300	891,925
Seiko Epson Corp.	38,800	689,543

		11,011,015

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	19,200	355,292

Tobacco 0.2%
Japan Tobacco, Inc.	143,400	4,131,990

Trading Companies & Distributors 1.0%
ITOCHU Corp.	194,100	3,769,631
Marubeni Corp.	220,000	1,591,824
MISUMI Group, Inc.	34,200	938,849
Mitsubishi Corp.	197,800	5,320,272
Mitsui & Co. Ltd.	221,500	3,793,842

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Trading Companies & Distributors (continued)
Sumitomo Corp.	158,300	$2,664,492
Toyota Tsusho Corp.	28,300	958,804

		19,037,714

Transportation Infrastructure 0.0%†
Japan Airport Terminal Co. Ltd.	5,900	225,398
Kamigumi Co. Ltd.	17,000	379,606

		605,004

Wireless Telecommunication Services 1.0%
KDDI Corp.	237,100	6,053,119
NTT DOCOMO, Inc.	177,700	4,536,648
SoftBank Group Corp.	108,800	8,128,942

		18,718,709

		475,022,153

JERSEY 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.	12,354	1,023,298

LUXEMBOURG 0.3%
Energy Equipment & Services 0.1%
Tenaris SA(a)	61,041	1,055,311

Life Sciences Tools & Services 0.0%†
Eurofins Scientific SE	1,460	771,781

Media 0.1%
RTL Group SA	4,690	389,521
SES SA, FDR	48,635	658,903

		1,048,424

Metals & Mining 0.1%
ArcelorMittal	85,633	2,716,121

		5,591,637

MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
MGM China Holdings Ltd.	126,000	329,190
Sands China Ltd.	322,700	1,752,261
Wynn Macau Ltd.	211,200	774,520

		2,855,971

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo plc	29,458	524,782

NETHERLANDS 4.5%
Banks 0.5%
ABN AMRO Group NV, CVA Reg. S(d)	56,101	1,691,430
ING Groep NV	507,192	8,566,337

		10,257,767

Beverages 0.3%
Heineken Holding NV	15,280	1,575,580
Heineken NV	33,565	3,612,342

		5,187,922

Chemicals 0.3%
Akzo Nobel NV	33,603	3,176,733
Koninklijke DSM NV	23,729	2,359,532

		5,536,265

Construction & Engineering 0.0%†
Boskalis Westminster(a)	11,185	327,901

Diversified Financial Services 0.0%†
EXOR NV	13,983	999,040

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	455,221	1,366,625

Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize NV	170,737	4,048,398

Health Care Equipment & Supplies 0.2%
Koninklijke Philips NV	123,879	4,760,674

Insurance 0.2%
Aegon NV	234,975	1,586,798
NN Group NV	39,168	1,739,492

		3,326,290

Media 0.0%†
Altice NV, Class A*(a)	63,674	526,645

Oil, Gas & Consumable Fuels 1.8%
Koninklijke Vopak NV	8,657	425,317
Royal Dutch Shell plc, Class A	596,478	18,717,311
Royal Dutch Shell plc, Class B	493,093	15,889,879

		35,032,507

Professional Services 0.1%
Randstad Holding NV(a)	15,736	1,036,819
Wolters Kluwer NV	38,106	2,029,402

		3,066,221

Semiconductors & Semiconductor Equipment 0.8%
ASML Holding NV	50,948	10,079,907
NXP Semiconductors NV*	44,446	5,200,182

		15,280,089

		89,716,344

NEW ZEALAND 0.2%
Construction Materials 0.0%†
Fletcher Building Ltd.	92,734	405,095

Diversified Telecommunication Services 0.1%
Spark New Zealand Ltd.	244,233	591,776

Electric Utilities 0.0%†
Mercury NZ Ltd.	95,982	223,996

Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	75,676	726,873

Health Care Providers & Services 0.0%†
Ryman Healthcare Ltd.	52,015	399,297

Independent Power and Renewable Electricity Producers 0.0%†
Meridian Energy Ltd.	167,614	346,751

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.(a)	133,015	590,373

		3,284,161

NORWAY 0.7%
Banks 0.1%
DNB ASA	130,226	2,540,848

Chemicals 0.1%
Yara International ASA	22,470	954,559

Diversified Telecommunication Services 0.1%
Telenor ASA	100,037	2,275,287

Food Products 0.1%
Marine Harvest ASA	57,312	1,151,564
Orkla ASA	104,089	1,118,942

		2,270,506

Insurance 0.0%†
Gjensidige Forsikring ASA(a)	23,603	433,075

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
NORWAY (continued)
Media 0.0%†
Schibsted ASA, Class B	13,258	$336,945

Metals & Mining 0.1%
Norsk Hydro ASA	179,206	1,056,776

Oil, Gas & Consumable Fuels 0.2%
Statoil ASA	152,348	3,608,228

		13,476,224

PORTUGAL 0.2%
Electric Utilities 0.1%
EDP — Energias de Portugal SA	316,711	1,204,370

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	34,334	626,148

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA	62,519	1,179,256

		3,009,774

SINGAPORE 1.3%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	218,400	600,814

Airlines 0.0%†
Singapore Airlines Ltd.	71,966	597,663

Banks 0.7%
DBS Group Holdings Ltd.	237,800	5,016,375
Oversea-Chinese Banking Corp. Ltd.	419,200	4,129,203
United Overseas Bank Ltd.	175,600	3,702,889

		12,848,467

Capital Markets 0.0%†
Singapore Exchange Ltd.	115,000	649,432

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	13,766	363,822

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,087,950	2,804,569

Equity Real Estate Investment Trusts (REITs) 0.1%
Ascendas REIT	321,727	647,469
CapitaLand Commercial Trust	300,244	421,195
CapitaLand Mall Trust	302,300	481,065
Suntec REIT	314,200	455,447

		2,005,176

Food Products 0.1%
Golden Agri-Resources Ltd.(a)	876,212	234,809
Wilmar International Ltd.	189,394	461,357

		696,166

Hotels, Restaurants & Leisure 0.0%†
Genting Singapore plc	757,596	627,852

Industrial Conglomerates 0.1%
Keppel Corp. Ltd.	183,800	1,097,478
Sembcorp Industries Ltd.	135,000	323,281

		1,420,759

Media 0.0%†
Singapore Press Holdings Ltd.	208,000	401,354

Real Estate Management & Development 0.1%
CapitaLand Ltd.	341,697	935,120
City Developments Ltd.	50,400	502,440
UOL Group Ltd.	63,100	413,572

		1,851,132

Road & Rail 0.0%†
ComfortDelGro Corp. Ltd.	306,900	482,824

Transportation Infrastructure 0.0%†
SATS Ltd.	76,600	301,180

Wireless Telecommunication Services 0.0%†
StarHub Ltd.	81,475	142,844

		25,794,054

SOUTH AFRICA 0.1%
Capital Markets 0.0%†
Investec plc	82,973	640,896

Health Care Providers & Services 0.0%†
Mediclinic International plc(a)	50,181	423,756

Paper & Forest Products 0.1%
Mondi plc	45,933	1,236,076

		2,300,728

SPAIN 3.1%
Banks 1.3%
Banco Bilbao Vizcaya Argentaria SA	876,948	6,943,195
Banco de Sabadell SA	710,954	1,455,617
Banco Santander SA	2,121,693	13,837,823
Bankia SA*	161,967	725,852
Bankinter SA	82,996	854,040
CaixaBank SA	478,229	2,280,768

		26,097,295

Biotechnology 0.1%
Grifols SA	39,748	1,125,869

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	32,531	1,269,215
Ferrovial SA	62,893	1,315,047

		2,584,262

Diversified Telecommunication Services 0.3%
Telefonica SA	613,345	6,078,890

Electric Utilities 0.4%
Endesa SA	42,325	932,070
Iberdrola SA	767,781	5,647,199
Red Electrica Corp. SA	58,371	1,202,379

		7,781,648

Electrical Equipment 0.0%†
Siemens Gamesa Renewable Energy SA(a)	27,704	444,757

Gas Utilities 0.1%
Gas Natural SDG SA	46,671	1,114,768

Insurance 0.0%†
Mapfre SA	133,453	443,867

IT Services 0.2%
Amadeus IT Group SA	57,132	4,223,621

Oil, Gas & Consumable Fuels 0.2%
Enagas SA	28,047	767,646
Repsol SA	163,040	2,896,674

		3,664,320

Specialty Retail 0.2%
Industria de Diseno Textil SA	142,414	4,463,558

Transportation Infrastructure 0.2%
Abertis Infraestructuras SA	92,380	2,072,018

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
SPAIN (continued)
Transportation Infrastructure (continued)
Aena SME SA Reg. S(d)	8,963	$1,806,233

		3,878,251

		61,901,106

SWEDEN 2.6%
Banks 0.6%
Nordea Bank AB	396,512	4,236,003
Skandinaviska Enskilda Banken AB, Class A(a)	202,414	2,122,283
Svenska Handelsbanken AB, Class A	196,458	2,464,851
Swedbank AB, Class A	116,665	2,615,794

		11,438,931

Building Products 0.2%
Assa Abloy AB, Class B	128,816	2,796,831

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	43,039	732,977

Communications Equipment 0.1%
Telefonaktiebolaget LM Ericsson, Class B(a)	405,243	2,571,624

Construction & Engineering 0.1%
Skanska AB, Class B	44,983	920,249

Diversified Financial Services 0.2%
Industrivarden AB, Class C	20,597	479,003
Investor AB, Class B	60,695	2,701,707
Kinnevik AB, Class B	29,493	1,062,586
L E Lundbergforetagen AB, Class B	4,606	330,286

		4,573,582

Diversified Telecommunication Services 0.1%
Telia Co. AB	369,425	1,742,686

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	34,449	2,063,882

Food & Staples Retailing 0.0%†
ICA Gruppen AB	10,296	364,527

Health Care Equipment & Supplies 0.0%†
Getinge AB, Class B*	29,096	331,194

Household Durables 0.1%
Electrolux AB Series B	31,360	986,824
Husqvarna AB, Class B	56,471	544,766

		1,531,590

Household Products 0.1%
Essity AB, Class B*	80,733	2,232,416

Machinery 0.7%
Alfa Laval AB	38,260	904,487
Atlas Copco AB, Class A	89,482	3,876,495
Atlas Copco AB, Class B	51,998	2,023,945
Sandvik AB	150,436	2,760,635
SKF AB, Class B(a)	48,334	988,237
Volvo AB, Class B	207,141	3,781,815

		14,335,614

Metals & Mining 0.1%
Boliden AB	36,446	1,284,844

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB*	23,976	605,949

Specialty Retail 0.1%
Hennes & Mauritz AB, Class B	126,516	1,897,836

Tobacco 0.1%
Swedish Match AB	23,833	1,083,479

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	44,834	538,336

		51,046,547

SWITZERLAND 8.3%
Beverages 0.0%†
Coca-Cola HBC AG*	24,800	917,588

Building Products 0.1%
Geberit AG (Registered)	4,936	2,182,960

Capital Markets 0.9%
Credit Suisse Group AG (Registered)*	318,081	5,337,224
Julius Baer Group Ltd.*	29,823	1,836,351
Partners Group Holding AG	2,313	1,721,416
UBS Group AG (Registered)*	481,862	8,484,716

		17,379,707

Chemicals 0.3%
Clariant AG (Registered)*	30,817	735,882
EMS-Chemie Holding AG (Registered)	1,049	662,317
Givaudan SA (Registered)	1,186	2,703,345
Sika AG	287	2,249,563

		6,351,107

Construction Materials 0.2%
LafargeHolcim Ltd. (Registered)*	58,948	3,228,600

Diversified Financial Services 0.0%†
Pargesa Holding SA	5,247	465,582

Diversified Telecommunication Services 0.1%
Swisscom AG (Registered)(a)	3,451	1,711,514

Electrical Equipment 0.3%
ABB Ltd. (Registered)	240,720	5,732,588

Food Products 1.8%
Barry Callebaut AG (Registered)	306	598,138
Chocoladefabriken Lindt & Spruengli AG	133	824,806
Chocoladefabriken Lindt & Spruengli AG (Registered)	13	945,533
Nestle SA (Registered)	408,768	32,360,686

		34,729,163

Health Care Equipment & Supplies 0.1%
Sonova Holding AG (Registered)	6,974	1,108,513
Straumann Holding AG (Registered)	1,369	863,167

		1,971,680

Insurance 0.7%
Baloise Holding AG (Registered)	6,631	1,014,851
Swiss Life Holding AG (Registered)*	4,330	1,542,653
Swiss Re AG	40,737	4,147,987
Zurich Insurance Group AG*	19,841	6,510,521

		13,216,012

Life Sciences Tools & Services 0.1%
Lonza Group AG (Registered)*	9,540	2,250,379

Machinery 0.1%
Schindler Holding AG	5,426	1,170,342
Schindler Holding AG (Registered)	2,406	503,805

		1,674,147

Marine 0.1%
Kuehne + Nagel International AG (Registered)	7,123	1,121,590

Metals & Mining 0.4%
Glencore plc*	1,610,079	8,011,433

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
SWITZERLAND (continued)
Pharmaceuticals 2.3%
Novartis AG (Registered)	292,154	$23,635,857
Roche Holding AG	92,278	21,164,872
Vifor Pharma AG(a)	6,212	958,051

		45,758,780

Professional Services 0.2%
Adecco Group AG (Registered)	21,667	1,543,791
SGS SA (Registered)	690	1,696,350

		3,240,141

Real Estate Management & Development 0.0%†
Swiss Prime Site AG (Registered)*	9,851	953,781

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	84,935	1,884,915

Specialty Retail 0.0%†
Dufry AG (Registered)*(a)	4,568	598,960

Textiles, Apparel & Luxury Goods 0.4%
Cie Financiere Richemont SA (Registered)	68,428	6,146,906
Swatch Group AG (The)	4,110	1,813,434
Swatch Group AG (The) (Registered)	7,758	650,743

		8,611,083

Trading Companies & Distributors 0.1%
Ferguson plc	32,379	2,435,528

		164,427,238

UNITED KINGDOM 14.9%
Aerospace & Defense 0.4%
BAE Systems plc	411,979	3,365,232
Cobham plc*	291,071	502,598
Meggitt plc	101,273	614,307
Rolls-Royce Holdings plc*	220,685	2,703,023

		7,185,160

Air Freight & Logistics 0.0%†
Royal Mail plc	117,816	894,673

Airlines 0.1%
easyJet plc	19,779	445,900
International Consolidated Airlines Group SA	80,699	698,403

		1,144,303

Auto Components 0.1%
GKN plc	228,852	1,487,949

Automobiles 0.1%
Fiat Chrysler Automobiles NV*	142,527	2,922,358

Banks 2.3%
Barclays plc	2,231,770	6,517,806
HSBC Holdings plc	2,624,405	24,532,561
Lloyds Banking Group plc	9,455,220	8,591,965
Royal Bank of Scotland Group plc*	465,167	1,692,828
Standard Chartered plc	429,593	4,301,665

		45,636,825

Beverages 0.6%
Coca-Cola European Partners plc	27,400	1,141,484
Diageo plc	326,782	11,055,059

		12,196,543

Capital Markets 0.3%
3i Group plc	129,632	1,565,185
Hargreaves Lansdown plc	34,528	792,438
London Stock Exchange Group plc	40,752	2,361,326
Schroders plc	15,883	712,264
St James’s Place plc	67,611	1,032,188

		6,463,401

Chemicals 0.1%
Croda International plc	17,158	1,101,052
Johnson Matthey plc	25,789	1,102,478

		2,203,530

Commercial Services & Supplies 0.1%
Babcock International Group plc	30,042	282,264
G4S plc	201,057	700,967

		983,231

Diversified Financial Services 0.1%
Standard Life Aberdeen plc	357,298	1,805,595

Diversified Telecommunication Services 0.2%
BT Group plc	1,100,648	3,516,916

Electric Utilities 0.1%
SSE plc	129,037	2,312,667

Energy Equipment & Services 0.0%†
John Wood Group plc	89,855	681,607

Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The)	130,365	1,175,884
Hammerson plc	101,665	766,442
Land Securities Group plc	98,785	1,300,617
Segro plc	129,966	1,097,437

		4,340,380

Food & Staples Retailing 0.3%
J Sainsbury plc	218,835	733,441
Tesco plc	1,276,620	3,687,930
Wm Morrison Supermarkets plc	274,575	822,746

		5,244,117

Food Products 0.1%
Associated British Foods plc	47,472	1,659,620

Health Care Equipment & Supplies 0.1%
ConvaTec Group plc Reg. S(d)	170,033	475,766
Smith & Nephew plc	116,593	2,179,579

		2,655,345

Hotels, Restaurants & Leisure 0.4%
Compass Group plc	205,791	4,205,171
GVC Holdings plc	71,257	919,796
InterContinental Hotels Group plc	23,368	1,401,229
Merlin Entertainments plc	97,722	475,578
Whitbread plc	23,494	1,222,846

		8,224,620

Household Durables 0.2%
Barratt Developments plc	134,185	999,516
Berkeley Group Holdings plc	17,284	919,916
Persimmon plc	41,058	1,459,711
Taylor Wimpey plc	435,998	1,131,002

		4,510,145

Household Products 0.4%
Reckitt Benckiser Group plc	87,871	7,446,090

Industrial Conglomerates 0.1%
DCC plc	11,869	1,093,668
Smiths Group plc	52,698	1,120,654

		2,214,322

Insurance 1.0%
Admiral Group plc	24,611	637,330
Aviva plc	527,050	3,672,875
Direct Line Insurance Group plc	187,809	1,005,553
Legal & General Group plc	793,572	2,874,649

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
UNITED KINGDOM (continued)
Insurance (continued)
Old Mutual plc	656,937	$2,209,037
Prudential plc	340,654	8,515,437
RSA Insurance Group plc	131,013	1,159,003

		20,073,884

Internet Software & Services 0.0%†
Auto Trader Group plc Reg. S(d)	133,462	656,954

Machinery 0.1%
CNH Industrial NV	136,217	1,685,269
IMI plc	33,020	501,193
Weir Group plc (The)	27,233	763,277

		2,949,739

Media 0.4%
ITV plc	482,760	977,847
Pearson plc	109,613	1,153,214
Sky plc	137,439	2,502,410
WPP plc	164,310	2,611,542

		7,245,013

Metals & Mining 0.8%
Anglo American plc	173,494	4,053,186
Rio Tinto Ltd.	54,860	3,083,457
Rio Tinto plc	159,129	8,079,268

		15,215,911

Multiline Retail 0.1%
Marks & Spencer Group plc	206,156	782,435
Next plc	19,835	1,325,659

		2,108,094

Multi-Utilities 0.3%
Centrica plc	731,939	1,461,564
National Grid plc	440,018	4,948,367

		6,409,931

Oil, Gas & Consumable Fuels 0.9%
BP plc	2,593,268	17,461,750

Personal Products 1.1%
Unilever NV, CVA	215,366	12,174,306
Unilever plc	161,706	8,985,469

		21,159,775

Pharmaceuticals 1.2%
AstraZeneca plc	165,692	11,396,538
GlaxoSmithKline plc	643,900	12,509,661

		23,906,199

Professional Services 0.5%
Capita plc	88,919	179,952
Experian plc	120,936	2,612,453
Intertek Group plc	21,506	1,407,675
RELX NV	128,719	2,670,407
RELX plc	137,977	2,838,953

		9,709,440

Software 0.1%
Micro Focus International plc	58,471	818,027
Sage Group plc (The)	143,774	1,291,673

		2,109,700

Specialty Retail 0.1%
Kingfisher plc	293,926	1,209,551

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc	58,398	1,390,699

Tobacco 1.1%
British American Tobacco plc	301,170	17,483,257
Imperial Brands plc	125,343	4,271,486

		21,754,743

Trading Companies & Distributors 0.2%
Ashtead Group plc	66,524	1,814,006
Bunzl plc	44,120	1,297,731
Travis Perkins plc	34,006	589,436

		3,701,173

Water Utilities 0.1%
Severn Trent plc	31,449	814,583
United Utilities Group plc	90,864	912,970

		1,727,553

Wireless Telecommunication Services 0.5%
Vodafone Group plc	3,515,074	9,624,951

		294,144,457

UNITED STATES 0.4%

Biotechnology 0.3%
Shire plc	118,763	5,920,241

Hotels, Restaurants & Leisure 0.1%
Carnival plc	24,440	1,574,815

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	28,595	923,746

		8,418,802

Total Common Stocks (cost $1,523,286,113)		1,938,652,555

Repurchase Agreements 2.1%

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc., 1.81%, dated 3/29/2018, due 4/2/2018, repurchase price $19,051,498, collateralized by U.S. Government Agency Securities, ranging from 1.92% - 4.00%, maturing 2/25/2031 - 3/1/2059; total market value $19,428,620.(e)	$19,047,666	19,047,666
Nomura Securities International, Inc., 1.80%, dated 3/29/2018, due 4/2/2018, repurchase price $5,001,000, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 7.88%, maturing 4/26/2018 - 2/15/2048; total market value $5,100,000.(e)	5,000,000	5,000,000
RBS Securities, Inc., 1.75%, dated 3/29/2018, due 4/5/2018, repurchase price $17,005,785, collateralized by U.S. Government Treasury Securities, ranging from 1.00% - 8.75%, maturing 11/30/2019 - 2/15/2048; total market value $17,340,094.(e)	17,000,000	17,000,000

Total Repurchase Agreements (cost $41,047,666)		41,047,666

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT International Index Fund

Value
Total Investments (cost $1,564,333,779) — 100.3%	$1,979,700,221
Liabilities in excess of other assets — (0.3)%	(5,073,120)

NET ASSETS — 100.0%	$1,974,627,101

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $42,985,294, which was collateralized by cash used to purchase repurchase agreements with a total value of $41,047,666 and by $4,390,981 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% 6.00%, and maturity dates ranging from 5/17/2018 – 8/15/2047, a total value of $45,438,647.
(b)	Illiquid security (unaudited).
(c)	Value determined using significant unobservable inputs.
(d)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2018 was $ 13,665,956 which represents 0.69% of net assets.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2018 was $41,047,666.
†	Amount rounds to less than 0.1%.POI - Ind & Asset Types

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT International Index Fund

ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S

Regulation S – Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

Futures contracts outstanding as of March 31, 2018 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	335	6/2018	EUR	13,524,307	(119,438)
FTSE 100 Index	88	6/2018	GBP	8,634,455	(61,074)
SGX Nikkei 225 Index	90	6/2018	JPY	9,071,472	107,993
SPI 200 Index	39	6/2018	AUD	4,295,396	(127,082)

					(199,601)

At March 31, 2018, the Fund had $1,399,646 segregated in foreign currency as collateral with the broker for open futures contracts.

Currency:

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT International Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$25,762,383	$—	$25,762,383
Air Freight & Logistics	1,131,050	7,111,466	—	8,242,516
Airlines	1,199,997	2,843,994	—	4,043,991
Auto Components	14,495,784	13,253,138	—	27,748,922
Automobiles	41,890,573	33,251,917	—	75,142,490
Banks	33,536,652	201,022,161	—	234,558,813
Beverages	8,537,579	37,265,209	—	45,802,788
Biotechnology	—	15,873,098	—	15,873,098
Building Products	6,463,780	8,497,359	—	14,961,139
Capital Markets	6,071,432	43,834,245	—	49,905,677
Chemicals	21,685,137	54,331,537	—	76,016,674
Commercial Services & Supplies	4,213,682	5,596,205	—	9,809,887
Communications Equipment	—	6,764,187	—	6,764,187
Construction & Engineering	4,580,347	13,797,384	—	18,377,731
Construction Materials	588,440	11,778,504	—	12,366,944
Consumer Finance	943,820	—	—	943,820
Containers & Packaging	303,302	1,693,559	—	1,996,861
Distributors	—	363,822	—	363,822
Diversified Consumer Services	311,574	—	—	311,574
Diversified Financial Services	3,312,978	12,607,815	—	15,920,793
Diversified Telecommunication Services	4,145,831	40,035,191	—	44,181,022

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT International Index Fund

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets:
Common Stocks
Electric Utilities	$4,996,861	$28,237,759	$—	$33,234,620
Electrical Equipment	9,617,807	19,406,147	—	29,023,954
Electronic Equipment, Instruments & Components	27,082,789	2,670,374	—	29,753,163
Energy Equipment & Services	—	1,736,918	—	1,736,918
Equity Real Estate Investment Trusts (REITs)	5,230,953	24,775,254	—	30,006,207
Food & Staples Retailing	8,042,122	21,211,000	—	29,253,122
Food Products	7,069,383	49,096,788	—	56,166,171
Gas Utilities	2,647,313	4,297,348	—	6,944,661
Health Care Equipment & Supplies	9,205,490	17,381,841	—	26,587,331
Health Care Providers & Services	1,329,491	10,039,759	—	11,369,250
Health Care Technology	1,194,944	—	—	1,194,944
Hotels, Restaurants & Leisure	4,270,926	24,751,247	—	29,022,173
Household Durables	16,993,139	7,683,747	—	24,676,886
Household Products	2,063,206	14,537,485	—	16,600,691
Independent Power and Renewable Electricity Producers	488,988	1,160,360	—	1,649,348
Industrial Conglomerates	6,319,563	21,035,937	—	27,355,500
Insurance	14,373,506	93,042,935	—	107,416,441
Internet & Direct Marketing Retail	1,681,629	776,029	—	2,457,658
Internet Software & Services	1,614,593	1,689,163	—	3,303,756
IT Services	4,585,886	11,228,179	—	15,814,065
Leisure Products	3,825,469	—	—	3,825,469
Life Sciences Tools & Services	—	3,945,906	—	3,945,906
Machinery	28,210,981	27,115,244	—	55,326,225
Marine	836,329	3,245,817	—	4,082,146
Media	2,220,900	18,612,286	—	20,833,186
Metals & Mining	6,456,341	52,861,974	—	59,318,315
Multiline Retail	3,753,164	2,328,667	—	6,081,831
Multi-Utilities	—	19,793,977	—	19,793,977
Oil, Gas & Consumable Fuels	5,063,902	96,167,758	—	101,231,660
Paper & Forest Products	771,392	5,191,802	—	5,963,194
Personal Products	9,277,838	30,115,012	—	39,392,850
Pharmaceuticals	26,669,393	111,122,891	—	137,792,284
Professional Services	4,232,575	18,696,486	—	22,929,061
Real Estate Management & Development	15,043,047	23,355,936	—	38,398,983
Road & Rail	17,568,001	4,420,854	—	21,988,855
Semiconductors & Semiconductor Equipment	12,814,932	16,441,082	—	29,256,014
Software	11,300,660	19,417,609	—	30,718,269
Specialty Retail	6,791,736	8,169,905	—	14,961,641
Technology Hardware, Storage & Peripherals	11,011,015	—	—	11,011,015
Textiles, Apparel & Luxury Goods	355,292	38,844,872	—	39,200,164
Tobacco	4,131,990	22,838,222	—	26,970,212
Trading Companies & Distributors	20,007,176	8,035,842	—	28,043,018
Transportation Infrastructure	780,669	12,292,769	—	13,073,438
Water Utilities	—	1,727,553	—	1,727,553
Wireless Telecommunication Services	18,718,709	11,406,589	—	30,125,298

Total Common Stocks	$492,062,058	$1,446,590,497	$—	$1,938,652,555

Futures Contracts	107,993	—	—	107,993
Repurchase Agreements	—	41,047,666	$—	41,047,666

Total Assets	$492,170,051	$1,487,638,163	$—	$1,979,808,214

Liabilities:
Futures Contracts	$(307,594)	$—	$—	$(307,594)

Total Liabilities	$(307,594)	$—	$—	$(307,594)

Total	$491,862,457	$1,487,638,163	$—	$1,979,500,620

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the period ended March 31, 2018, there were three transfers of international common stocks from Level 1 to Level 2. The market value at the time of the transfer was $3,085,546. The investments were previously valued using the last quoted sales price from the local exchange on which they traded, resulting in the Level 1 classification. At March 31, 2018, the Fund valued these securities using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification.
(b)	During the period ended March 31, 2018, there were three hundred and twenty-one transfers of international common stocks from Level 2 to Level 1. The market value at the time of the transfer was $479,498,128. The investments were previously valued using the last quoted sales price from the local exchange on which they traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At March 31, 2018, the Fund valued these securities at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT International Index Fund

During the period ended March 31, 2018, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2018

Assets:		Fair Value
Futures Contracts Equity risk	Unrealized appreciation from futures contracts	$107,993

Total		$107,993

Liabilities:
Futures Contracts Equity risk	Unrealized depreciation from futures contracts	$(307,594)

Total		$(307,594)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Investor Destinations Conservative Fund

Investment Companies 73.6%

	Shares	Value
Equity Funds 17.5%
Nationwide Ziegler Equity Income Fund, Class R6(a)	958,566	$14,426,416
NVIT International Index Fund, Class Y(a)	2,811,037	28,925,571
NVIT Mid Cap Index Fund, Class Y(a)	1,119,397	28,914,030
NVIT S&P 500 Index Fund, Class Y(a)	2,699,400	47,023,546
NVIT Small Cap Index Fund, Class Y(a)	528,133	7,182,610

Total Equity Funds (cost $109,167,329)		126,472,173

Fixed Income Funds 56.1%
Nationwide Core Plus Bond Fund, Class R6(a)	7,989,010	80,049,885
Nationwide Inflation-Protected Securities Fund, Class R6(a)	3,760,144	36,586,203
NVIT Bond Index Fund, Class Y(a)	20,448,802	210,009,196
NVIT Short Term Bond Fund, Class Y(a)	7,762,842	79,646,754

Total Fixed Income Funds (cost $420,326,335)		406,292,038

Total Investment Companies (cost $529,493,664)		532,764,211

Exchange Traded Funds 2.4%

	Shares	Value
Equity Funds 2.4%
Nationwide Risk-Based International Equity ETF(a)	269,709	7,082,558
Nationwide Risk-Based U.S. Equity ETF(a)	414,191	10,686,128

Total Exchange Traded Funds (cost $17,129,161)		17,768,686

Investment Contract 24.0%

	Principal Amount	Value
Nationwide Contract, 2.80% (a)(b)(c)	$173,777,283	173,777,283

Total Investment Contract (cost $173,777,283)		173,777,283

Total Investments (cost $720,400,108) — 100.0%		724,310,180
Liabilities in excess of other assets — 0.0%†		(152,061)

NET ASSETS — 100.0%		$724,158,119

(a)	Investment in affiliate.
(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.
(c)	Value determined using significant unobservable inputs.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Investor Destinations Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$17,768,686	$—	$—	$17,768,686
Investment Companies	532,764,211	—	—	532,764,211
Investment Contract	—	—	173,777,283	173,777,283

Total	$550,532,897	$—	$173,777,283	$724,310,180

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2017	$180,231,539	$180,231,539
Purchases*	1,912,040	1,912,040
Sales	(8,366,296)	(8,366,296)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 3/31/2018	$173,777,283	$173,777,283

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Investor Destinations Conservative Fund

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.80%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Investor Destinations Aggressive Fund

Investment Companies 92.5%

	Shares	Value
Equity Funds 84.4%
Nationwide Ziegler Equity Income Fund, Class R6(a)	206,999	$3,115,330
NVIT International Index Fund, Class Y(a)	8,418,463	86,625,980
NVIT Mid Cap Index Fund, Class Y(a)	1,672,017	43,188,192
NVIT S&P 500 Index Fund, Class Y(a)	5,737,510	99,947,426
NVIT Small Cap Index Fund, Class Y(a)	2,028,621	27,589,243

Total Equity Funds (cost $197,301,062)		260,466,171

Fixed Income Funds 8.1%
Nationwide Core Plus Bond Fund, Class R6(a)	1,254,724	12,572,339
NVIT Bond Index Fund, Class Y(a)	1,220,736	12,536,958

Total Fixed Income Funds (cost $25,770,831)		25,109,297

Total Investment Companies (cost $223,071,893)		285,575,468

Exchange Traded Funds 5.6%

	Shares	Value
Equity Funds 5.6%
Nationwide Maximum Diversification U.S. Core Equity ETF(a)	409,159	10,838,622
Nationwide Risk-Based International Equity ETF(a)	242,154	6,358,964

Total Exchange Traded Funds (cost $16,305,944)		17,197,586

Investment Contract 2.0%

	Principal Amount	Value
Nationwide Contract, 2.80% (a)(b)(c)	$6,235,817	6,235,817

Total Investment Contract (cost $6,235,817)		6,235,817

Total Investments (cost $245,613,654) — 100.1%		309,008,871
Liabilities in excess of other assets — (0.1)%		(180,824)

NET ASSETS — 100.0%		$308,828,047

(a)	Investment in affiliate.
(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.
(c)	Value determined using significant unobservable inputs.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Investor Destinations Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$17,197,586	$—	$—	$17,197,586
Investment Companies	285,575,468	—	—	285,575,468
Investment Contract	—	—	6,235,817	6,235,817

Total	$302,773,054	$—	$6,235,817	$309,008,871

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Investor Destinations Aggressive Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2017	$6,190,802	$6,190,802
Purchases*	273,180	273,180
Sales	(228,165)	(228,165)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 3/31/2018	$6,235,817	$6,235,817

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.80%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Investor Destinations Balanced Fund

Investment Companies 83.4%

	Shares	Value
Equity Funds 47.3%
Nationwide Ziegler Equity Income Fund, Class R6(a)	4,372,727	$65,809,542
NVIT International Index Fund, Class Y(a)	20,571,571	211,681,468
NVIT Mid Cap Index Fund, Class Y(a)	5,700,587	147,246,168
NVIT S&P 500 Index Fund, Class Y(a)	17,008,451	296,287,215
NVIT Small Cap Index Fund, Class Y(a)	3,641,339	49,522,216

Total Equity Funds (cost $611,440,684)		770,546,609

Fixed Income Funds 36.1%
Nationwide Core Plus Bond Fund, Class R6(a)	13,106,381	131,325,937
NVIT Bond Index Fund, Class Y(a)	36,540,285	375,268,724
NVIT Short Term Bond Fund, Class Y(a)	7,941,850	81,483,384

Total Fixed Income Funds (cost $611,086,977)		588,078,045

Total Investment Companies (cost $1,222,527,661)		1,358,624,654

Exchange Traded Funds 2.6%

	Shares	Value
Equity Funds 2.6%
Nationwide Risk-Based International Equity ETF(a)	632,078	16,598,369
Nationwide Risk-Based U.S. Equity ETF(a)	968,531	24,988,100

Total Exchange Traded Funds (cost $40,068,831)		41,586,469

Investment Contract 14.0%

	Principal Amount	Value
Nationwide Contract, 2.80% (a)(b)(c)	$228,665,722	228,665,722

Total Investment Contract (cost $228,665,722)		228,665,722

Total Investments (cost $1,491,262,214) — 100.0%		1,628,876,845
Liabilities in excess of other assets — 0.0%†		(807,051)

NET ASSETS — 100.0%		$1,628,069,794

(a)	Investment in affiliate.
(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.
(c)	Value determined using significant unobservable inputs.
†	Amount rounds to less than 0.1%.POI in Excess

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Investor Destinations Balanced Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$41,586,469	$—	$—	$41,586,469
Investment Companies	1,358,624,654	—	—	1,358,624,654
Investment Contract	—	—	228,665,722	228,665,722

Total	$1,400,211,123	$—	$228,665,722	$1,628,876,845

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Investor Destinations Balanced Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2017	$230,226,133	$230,226,133
Purchases*	1,567,259	1,567,259
Sales	(3,127,670)	(3,127,670)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 3/31/2018	$228,665,722	$228,665,722

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.80%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund

Investment Companies 78.9%

	Shares	Value
Equity Funds 45.1%
Nationwide Ziegler Equity Income Fund, Class R6(a)	1,175,049	$17,684,482
NVIT International Index Fund, Class Y(a)	5,719,439	58,853,026
NVIT Mid Cap Index Fund, Class Y(a)	1,560,798	40,315,424
NVIT S&P 500 Index Fund, Class Y(a)	4,761,050	82,937,485
NVIT Small Cap Index Fund, Class Y(a)	993,685	13,514,113

Total Equity Funds (cost $189,950,556)		213,304,530

Fixed Income Funds 33.8%
Nationwide Core Plus Bond Fund, Class R6(a)	3,492,402	34,993,870
NVIT Bond Index Fund, Class Y(a)	9,946,553	102,151,095
NVIT Short Term Bond Fund, Class Y(a)	2,190,411	22,473,619

Total Fixed Income Funds (cost $164,917,478)		159,618,584

Total Investment Companies (cost $354,868,034)		372,923,114

Exchange Traded Funds 2.3%

	Shares	Value
Equity Funds 2.3%
Nationwide Risk-Based International Equity ETF(a)	171,112	4,493,401
Nationwide Risk-Based U.S. Equity ETF(a)	251,747	6,495,073

Total Exchange Traded Funds (cost $10,591,686)		10,988,474

Investment Contract 13.2%

	Principal Amount	Value
Nationwide Contract, 2.80% (a)(b)(c)	$62,415,352	62,415,352

Total Investment Contract (cost $62,415,352)		62,415,352

Total Investments (cost $427,875,072) — 94.4%		446,326,940
Other assets in excess of liabilities — 5.6%		26,338,718

NET ASSETS — 100.0%		$472,665,658

(a)	Investment in affiliate.
(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.
(c)	Value determined using significant unobservable inputs.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund

Futures contracts outstanding as of March 31, 2018 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index	(157)	6/2018	USD	(15,704,710)	(138,784)
Russell 2000 E-Mini Index	(44)	6/2018	USD	(3,368,640)	10,540
S&P 500 E-Mini Index	(204)	6/2018	USD	(26,958,600)	(36,711)
S&P Midcap 400 E-Mini Index	(54)	6/2018	USD	(10,168,740)	(72,337)

					(237,292)

At March 31, 2018, the Fund has $2,693,570 segregated as collateral with the broker for open futures contracts.

Currency:

USD    United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$10,988,474	$—	$—	$10,988,474
Futures Contracts	10,540	—	—	10,540
Investment Companies	372,923,114	—	—	372,923,114
Investment Contract	—	—	62,415,352	62,415,352

Total Assets	$383,922,128	$—	$62,415,352	$446,337,480

Liabilities:
Futures Contracts	$(247,832)	$—	$—	$(247,832)

Total Liabilities	$(247,832)	$—	$—	$(247,832)

Total	$383,674,296	$—	$62,415,352	$446,089,648

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2017	$61,679,940	$61,679,940
Purchases*	1,168,620	1,168,620
Sales	(433,208)	(433,208)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 3/31/2018	$62,415,352	$62,415,352

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.80%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2018

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$10,540

Total		$10,540

Liabilities:
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(247,832)

Total		$(247,832)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

Investment Companies 82.5%

	Shares	Value
Equity Funds 54.5%
Nationwide Ziegler Equity Income Fund, Class R6(a)	2,007,534	$30,213,382
NVIT International Index Fund, Class Y(a)	16,031,964	164,968,905
NVIT Mid Cap Index Fund, Class Y(a)	3,949,699	102,020,717
NVIT S&P 500 Index Fund, Class Y(a)	14,359,567	250,143,655
NVIT Small Cap Index Fund, Class Y(a)	3,017,459	41,037,437

Total Equity Funds (cost $521,881,980)		588,384,096

Fixed Income Funds 28.0%
Nationwide Core Plus Bond Fund, Class R6(a)	6,962,939	69,768,650
NVIT Bond Index Fund, Class Y(a)	19,704,343	202,363,599
NVIT Short Term Bond Fund, Class Y(a)	2,994,046	30,718,913

Total Fixed Income Funds (cost $312,704,990)		302,851,162

Total Investment Companies (cost $834,586,970)		891,235,258

Exchange Traded Funds 2.3%

	Shares	Value
Equity Funds 2.3%
Nationwide Risk-Based International Equity ETF(a)	387,981	10,188,381
Nationwide Risk-Based U.S. Equity ETF(a)	570,524	14,719,519

Total Exchange Traded Funds (cost $24,015,887)		24,907,900

Investment Contract 9.4%

	Principal Amount	Value
Nationwide Contract, 2.80% (a)(b)(c)	$101,579,888	101,579,888

Total Investment Contract (cost $101,579,888)		101,579,888

Total Investments (cost $960,182,745) — 94.2%		1,017,723,046
Other assets in excess of liabilities — 5.8%		62,398,283

NET ASSETS — 100.0%		$1,080,121,329

(a)	Investment in affiliate.
(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.
(c)	Value determined using significant unobservable inputs.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index	(324)	6/2018	USD	(32,409,720)	(268,970)
Russell 2000 E-Mini Index	(106)	6/2018	USD	(8,115,360)	1,402
S&P 500 E-Mini Index	(421)	6/2018	USD	(55,635,150)	(221,695)
S&P Midcap 400 E-Mini Index	(105)	6/2018	USD	(19,772,550)	(179,808)

					(669,071)

At March 31, 2018 the Fund has $5,564,130 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$24,907,900	$—	$—	$24,907,900
Futures Contracts	1,402	—	—	1,402
Investment Companies	891,235,258	—	—	891,235,258
Investment Contract	—	—	101,579,888	101,579,888

Total Assets	$916,144,560	$—	$101,579,888	$1,017,724,448

Liabilities:
Futures Contracts	$(670,473)	$—	$—	$(670,473)

Total Liabilities	$(670,473)	$—	$—	$(670,473)

Total	$915,474,087	$—	$101,579,888	$1,017,053,975

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2017	$99,855,669	$99,855,669
Purchases*	2,452,132	2,452,132
Sales	(727,913)	(727,913)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 3/31/2018	$101,579,888	$101,579,888

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.80%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*   NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for financial futures contracts.

Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2018

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$1,402

Total		$1,402

Liabilities:
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(670,473)

Total		$(670,473)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Investor Destinations Moderate Fund

Investment Companies 87.4%

	Shares	Value
Equity Funds 57.2%
Nationwide Ziegler Equity Income Fund, Class R6(a)	5,513,507	$82,978,273
NVIT International Index Fund, Class Y(a)	43,097,147	443,469,646
NVIT Mid Cap Index Fund, Class Y(a)	10,613,202	274,139,002
NVIT S&P 500 Index Fund, Class Y(a)	38,358,959	668,213,060
NVIT Small Cap Index Fund, Class Y(a)	8,033,227	109,251,890

Total Equity Funds (cost $1,083,121,135)		1,578,051,871

Fixed Income Funds 30.2%
Nationwide Core Plus Bond Fund, Class R6(a)	19,565,692	196,048,232
NVIT Bond Index Fund, Class Y(a)	53,878,729	553,334,550
NVIT Short Term Bond Fund, Class Y(a)	8,170,701	83,831,394

Total Fixed Income Funds (cost $864,024,444)		833,214,176

Total Investment Companies (cost $1,947,145,579)		2,411,266,047

Exchange Traded Funds 2.6%

	Shares	Value
Equity Funds 2.6%
Nationwide Risk-Based International Equity ETF(a)	1,088,283	28,578,311
Nationwide Risk-Based U.S. Equity ETF(a)	1,633,422	42,142,288

Total Exchange Traded Funds (cost $68,136,520)		70,720,599

Investment Contract 10.1%

	Principal Amount	Value
Nationwide Contract, 2.80% (a)(b)(c)	$278,179,772	278,179,772

Total Investment Contract (cost $278,179,772)		278,179,772

Total Investments (cost $2,293,461,871) — 100.1%		2,760,166,418
Liabilities in excess of other assets — (0.1)%		(1,401,195)

NET ASSETS — 100.0%		$2,758,765,223

(a)	Investment in affiliate.
(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.
(c)	Value determined using significant unobservable inputs.

ETF    Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Investor Destinations Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$70,720,599	$—	$—	$70,720,599
Investment Companies	2,411,266,047	—	—	2,411,266,047
Investment Contract	—	—	278,179,772	278,179,772

Total	$2,481,986,646	$—	$278,179,772	$2,760,166,418

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Investor Destinations Moderate Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2017	$286,310,484	$286,310,484
Purchases*	1,924,983	1,924,983
Sales	(10,055,695)	(10,055,695)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 3/31/2018	$278,179,772	$278,179,772

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.80%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

Investment Companies 91.4%

	Shares	Value
Equity Funds 74.2%
Nationwide Ziegler Equity Income Fund, Class R6(a)	1,602,282	$24,114,341
NVIT International Index Fund, Class Y(a)	27,975,426	287,867,138
NVIT Mid Cap Index Fund, Class Y(a)	5,528,244	142,794,554
NVIT S&P 500 Index Fund, Class Y(a)	19,935,132	347,269,997
NVIT Small Cap Index Fund, Class Y(a)	6,099,902	82,958,670

Total Equity Funds (cost $617,589,622)		885,004,700

Fixed Income Funds 17.2%
Nationwide Core Plus Bond Fund, Class R6(a)	6,041,235	60,533,178
NVIT Bond Index Fund, Class Y(a)	14,073,902	144,538,972

Total Fixed Income Funds (cost $213,622,483)		205,072,150

Total Investment Companies (cost $831,212,105)		1,090,076,850

Exchange Traded Funds 5.6%

	Shares	Value
Equity Funds 5.6%
Nationwide Maximum Diversification U.S. Core Equity ETF(a)	1,589,819	42,114,305
Nationwide Risk-Based International Equity ETF(a)	943,036	24,764,126

Total Exchange Traded Funds (cost $63,406,477)		66,878,431

Investment Contract 3.1%

	Principal Amount	Value
Nationwide Contract, 2.80% (a)(b)(c)	$36,388,760	36,388,760

Total Investment Contract (cost $36,388,760)		36,388,760

Total Investments (cost $931,007,342) — 100.1%		1,193,344,041
Liabilities in excess of other assets — (0.1)%		(625,514)

NET ASSETS — 100.0%		$1,192,718,527

(a)	Investment in affiliate.
(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.
(c)	Value determined using significant unobservable inputs.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$66,878,431	$—	$—	$66,878,431
Investment Companies	1,090,076,850	—	—	1,090,076,850
Investment Contract	—	—	36,388,760	36,388,760

Total	$1,156,955,281	$—	$36,388,760	$1,193,344,041

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2017	$36,881,368	$36,881,368
Purchases*	249,325	249,325
Sales	(741,933)	(741,933)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 3/31/2018	$36,388,760	$36,388,760

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.80%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

Investment Companies 81.4%

	Shares	Value
Equity Funds 37.1%
Nationwide Ziegler Equity Income Fund, Class R6(a)	1,799,676	$27,085,121
NVIT International Index Fund, Class Y(a)	7,858,401	80,862,946
NVIT Mid Cap Index Fund, Class Y(a)	2,778,412	71,766,382
NVIT S&P 500 Index Fund, Class Y(a)	7,936,535	138,254,439
NVIT Small Cap Index Fund, Class Y(a)	1,324,977	18,019,692

Total Equity Funds (cost $252,224,131)		335,988,580

Fixed Income Funds 44.3%
Nationwide Core Plus Bond Fund, Class R6(a)	8,263,754	82,802,812
Nationwide Inflation-Protected Securities Fund, Class R6(a)	2,852,290	27,752,778
NVIT Bond Index Fund, Class Y(a)	22,131,277	227,288,218
NVIT Short Term Bond Fund, Class Y(a)	6,263,514	64,263,655

Total Fixed Income Funds (cost $415,202,892)		402,107,463

Total Investment Companies (cost $667,427,023)		738,096,043

Exchange Traded Funds 2.6%

	Shares	Value
Equity Funds 2.6%
Nationwide Risk-Based International Equity ETF(a)	361,140	9,483,536
Nationwide Risk-Based US Equity ETF(a)	535,285	13,810,353

Total Exchange Traded Funds (cost $22,441,624)		23,293,889

Investment Contract 16.1%

	Principal Amount	Value
Nationwide Contract, 2.80% (a)(b)(c)	$145,734,669	145,734,669

Total Investment Contract (cost $145,734,669)		145,734,669

Total Investments (cost $835,603,316) — 100.1%		907,124,601
Liabilities in excess of other assets — (0.1)%		(466,850)

NET ASSETS — 100.0%		$906,657,751

(a)	Investment in affiliate.
(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.
(c)	Value determined using significant unobservable inputs.

ETF    Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$23,293,889	$—	$—	$23,293,889
Investment Companies	738,096,043	—	—	738,096,043
Investment Contract	—	—	145,734,669	145,734,669

Total	$761,389,932	$—	$145,734,669	$907,124,601

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2017	$148,996,282	$148,996,282
Purchases*	1,007,549	1,007,549
Sales	(4,269,162)	(4,269,162)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 3/31/2018	$145,734,669	$145,734,669

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.80%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Large Cap Growth Fund

Common Stocks 99.0%

	Shares	Value
Aerospace & Defense 2.0%
Boeing Co. (The)	34,805	$11,411,863
Huntington Ingalls Industries, Inc.	78,600	20,259,936

		31,671,799

Air Freight & Logistics 1.4%
FedEx Corp.	92,656	22,247,632

Banks 1.8%
Bank of America Corp.	539,795	16,188,452
Citizens Financial Group, Inc.	289,510	12,153,630

		28,342,082

Beverages 1.8%
Brown-Forman Corp., Class B	219,155	11,922,032
Monster Beverage Corp.*	275,991	15,789,445

		27,711,477

Biotechnology 5.1%
AbbVie, Inc.	363,097	34,367,131
Alexion Pharmaceuticals, Inc.*	123,587	13,775,007
Foundation Medicine, Inc.*	175,032	13,783,770
Vertex Pharmaceuticals, Inc.*	102,008	16,625,264

		78,551,172

Building Products 1.6%
Builders FirstSource, Inc.*	581,569	11,538,329
Owens Corning	171,040	13,751,616

		25,289,945

Capital Markets 3.1%
Ameriprise Financial, Inc.	113,580	16,803,025
Federated Investors, Inc., Class B(a)	481,513	16,082,534
Morgan Stanley	285,124	15,385,291

		48,270,850

Chemicals 0.6%
Methanex Corp.(a)	162,840	9,876,246

Commercial Services & Supplies 1.8%
Cintas Corp.(a)	96,049	16,384,039
Copart, Inc.*	232,483	11,840,359

		28,224,398

Communications Equipment 1.0%
Motorola Solutions, Inc.	153,143	16,125,958

Construction & Engineering 1.4%
EMCOR Group, Inc.	116,080	9,046,114
MasTec, Inc.*	253,350	11,920,118

		20,966,232

Consumer Finance 1.5%
FirstCash, Inc.	142,255	11,558,219
Green Dot Corp., Class A*	178,961	11,482,138

		23,040,357

Food & Staples Retailing 2.7%
Costco Wholesale Corp.	137,653	25,937,955
CVS Health Corp.	253,630	15,778,322

		41,716,277

Health Care Equipment & Supplies 0.8%
Baxter International, Inc.	190,582	12,395,453

Health Care Providers & Services 4.9%
AmerisourceBergen Corp.	121,200	10,448,652
Humana, Inc.	83,727	22,508,329
UnitedHealth Group, Inc.	201,909	43,208,526

		76,165,507

Health Care Technology 0.8%
Cotiviti Holdings, Inc.*	338,608	11,661,660

Hotels, Restaurants & Leisure 2.7%
Hilton Grand Vacations, Inc.*	359,682	15,473,520
Penn National Gaming, Inc.*	460,424	12,090,734
Royal Caribbean Cruises Ltd.	123,369	14,525,466

		42,089,720

Household Durables 1.4%
Mohawk Industries, Inc.*	52,565	12,206,644
PulteGroup, Inc.	313,885	9,256,469

		21,463,113

Insurance 1.0%
American International Group, Inc.	291,037	15,838,234

Internet & Direct Marketing Retail 7.6%
Amazon.com, Inc.*	59,517	86,141,335
Netflix, Inc.*	109,130	32,231,545

		118,372,880

Internet Software & Services 6.6%
Alphabet, Inc., Class A*	60,567	62,816,458
Facebook, Inc., Class A*	247,178	39,496,573

		102,313,031

IT Services 6.0%
Cognizant Technology Solutions Corp., Class A	191,985	15,454,792
DXC Technology Co.	193,945	19,497,291
Visa, Inc., Class A(a)	485,355	58,058,165

		93,010,248

Leisure Products 0.7%
Polaris Industries, Inc.(a)	100,165	11,470,896

Life Sciences Tools & Services 0.6%
ICON plc*	79,325	9,371,455

Machinery 2.7%
Deere & Co.	116,812	18,143,240
Meritor, Inc.*	518,222	10,654,644
Oshkosh Corp.	167,930	12,975,951

		41,773,835

Media 0.6%
Sirius XM Holdings, Inc.(a)	1,542,135	9,622,922

Metals & Mining 1.6%
Freeport-McMoRan, Inc.*	581,330	10,213,968
Steel Dynamics, Inc.	327,825	14,496,422

		24,710,390

Oil, Gas & Consumable Fuels 0.8%
EOG Resources, Inc.	123,350	12,985,054

Pharmaceuticals 2.3%
Bristol-Myers Squibb Co.	214,330	13,556,373
Zoetis, Inc.	266,112	22,223,013

		35,779,386

Road & Rail 0.8%
Kansas City Southern	107,835	11,845,675

Semiconductors & Semiconductor Equipment 5.4%
Applied Materials, Inc.	316,477	17,599,286
Broadcom Ltd.	95,199	22,433,644
Intel Corp.	351,284	18,294,871
Micron Technology, Inc. *	198,527	10,351,198
ON Semiconductor Corp. *	611,120	14,947,995

		83,626,994

Software 11.6%
Adobe Systems, Inc.*	146,730	31,705,418
Fortinet, Inc.*	324,426	17,382,745

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Large Cap Growth Fund

Common Stocks (continued)

	Shares	Value
Software (continued)
Intuit, Inc.	141,394	$24,510,650
Microsoft Corp.	1,063,665	97,080,705
Paycom Software, Inc.*(a)	84,682	9,094,000

		179,773,518

Specialty Retail 3.2%
Home Depot, Inc. (The)	275,845	49,166,613

Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc.	534,573	89,690,658
HP, Inc.	576,165	12,629,537

		102,320,195

Textiles, Apparel & Luxury Goods 1.7%
PVH Corp.	106,418	16,114,878
VF Corp.	141,590	10,494,651

		26,609,529

Trading Companies & Distributors 2.1%
United Rentals, Inc. *	87,492	15,112,493
WW Grainger, Inc.	59,585	16,819,058

		31,931,551

Wireless Telecommunication Services 0.7%
T-Mobile US, Inc. *	174,950	10,678,948

Total Common Stocks (cost $1,261,410,352)		1,537,011,232

Right 0.1%

	Number of Rights	Value
Biotechnology 0.1%
Dyax Corp., CVR*(b)(c)	326,350	489,525

Total Right (cost $–)		489,525

Repurchase Agreements 1.7%

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc., 1.81%, dated 3/29/2018, due 4/2/2018, repurchase price $17,049,083, collateralized by U.S. Government Agency Securities, ranging from 1.92% - 4.00%, maturing 2/25/2031 - 3/1/2059; total market value $17,386,567. (d)	$17,045,654	17,045,654
RBS Securities, Inc., 1.75%, dated 3/29/2018, due 4/5/2018, repurchase price $10,003,403, collateralized by U.S. Government Treasury Securities, ranging from 1.00% - 8.75%, maturing 11/30/2019 - 2/15/2048; total market value $10,200,055. (d)	10,000,000	10,000,000
Total Repurchase Agreements (cost $27,045,654)		27,045,654

Total Investments (cost $1,288,456,006) — 100.8%		1,564,546,411
Liabilities in excess of other assets — (0.8)%		(12,221,663)

NET ASSETS — 100.0%		$1,552,324,748

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $80,152,754, which was collateralized by cash used to purchase repurchase agreements with a total value of $27,045,654 and by $53,344,730 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 8.00% and maturity dates ranging from 4/5/2018 - 2/15/2048, a total value of $80,390,384.
(b)	Illiquid security.
(c)	Value determined using significant unobservable inputs.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2018 was $27,045,654.

CVR	Contingent Value Rights

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Large Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,537,011,232	$—	$—	$1,537,011,232
Repurchase Agreements	—	27,045,654	—	27,045,654
Right	—	—	489,525	489,525

Total	$1,537,011,232	$27,045,654	$489,525	$1,564,546,411

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Large Cap Growth Fund

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Rights	Total
Balance as of 12/31/2017	$489,525	$489,525
Accrued Accretion/(Amortization)	—	—
Realized Gains (Losses)	—	—
Change in Unrealized Appreciation/Depreciation	—	—
Purchases	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 3/31/2018	$489,525	$489,525

Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 3/31/2018	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund

Investment Company 94.9%

	Shares	Value
Balanced Fund 94.9%
American Funds Asset Allocation Fund, Class 1	62,152,805	$1,462,455,495

Total Investment Company (cost $1,365,959,073)		1,462,455,495

Total Investments (cost $1,365,959,073) — 94.9%		1,462,455,495
Other assets in excess of liabilities — 5.1%		78,097,997

NET ASSETS — 100.0%		$1,540,553,492

Futures contracts outstanding as of March 31, 2018 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index	(303)	6/2018	USD	(30,309,090)	(263,890)
Russell 2000 E-Mini Index	(247)	6/2018	USD	(18,910,320)	55,624
S&P 500 E-Mini Index	(1,205)	6/2018	USD	(159,240,750)	(155,145)
S&P Midcap 400 E-Mini Index	(11)	6/2018	USD	(2,071,410)	(14,564)

					(377,975)

At March 31, 2018, the Fund has $10,229,450 segregated as collateral with the broker for open futures contracts.

Currency:

USD    United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2018

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$55,624

Total		$55,624

Liabilities:
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(433,599)

Total		$(433,599)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Managed American Funds Growth-Income Fund

Investment Company 96.3%

	Shares	Value
Equity Fund 96.3%
American Funds Growth-Income Fund, Class 1	5,449,908	$278,326,783

Total Investment Company (cost $254,098,726)		278,326,783

Total Investments (cost $254,098,726) — 96.3%		278,326,783
Other assets in excess of liabilities — 3.7%		10,814,907

NET ASSETS — 100.0%		$289,141,690

Futures contracts outstanding as of March 31, 2018 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index	(64)	6/2018	USD	(6,401,920)	(49,629)
Russell 2000 E-Mini Index	(36)	6/2018	USD	(2,756,160)	6,306
S&P 500 E-Mini Index	(300)	6/2018	USD	(39,645,000)	(68,224)
S&P Midcap 400 E-Mini Index	(6)	6/2018	USD	(1,129,860)	(7,012)

					(118,559)

At March 31, 2018, the Fund has $2,418,900 segregated as collateral with the broker for open futures contracts.

Currency:

USD    United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Managed American Funds Growth-Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Managed American Funds Growth-Income Fund

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2018

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$6,306

Total		$6,306

Liabilities:

Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(124,865)

Total		$(124,865)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks 99.1%
	Shares	Value
Aerospace & Defense 1.5%
Curtiss-Wright Corp.	41,821	$5,648,762
Esterline Technologies Corp.*	24,758	1,811,048
KLX, Inc.*	47,725	3,391,338
Orbital ATK, Inc.	54,752	7,260,663
Teledyne Technologies, Inc.*	33,803	6,326,908

		24,438,719

Airlines 0.4%
JetBlue Airways Corp.*	305,108	6,199,795

Auto Components 0.9%
Cooper Tire & Rubber Co.(a)	48,030	1,407,279
Dana, Inc.	137,474	3,541,330
Delphi Technologies plc	83,964	4,000,885
Gentex Corp.	260,105	5,987,617

		14,937,111

Automobiles 0.3%
Thor Industries, Inc.	46,412	5,345,270

Banks 8.1%
Associated Banc-Corp.	161,600	4,015,760
BancorpSouth Bank	80,170	2,549,406
Bank of Hawaii Corp.	39,967	3,321,258
Bank of the Ozarks, Inc.(a)	115,017	5,551,871
Cathay General Bancorp	72,110	2,882,958
Chemical Financial Corp.	67,509	3,691,392
Commerce Bancshares, Inc.	89,026	5,333,548
Cullen/Frost Bankers, Inc.	54,901	5,823,349
East West Bancorp, Inc.	136,920	8,562,977
First Horizon National Corp.	309,419	5,826,360
FNB Corp.(a)	306,598	4,123,743
Fulton Financial Corp.	166,020	2,946,855
Hancock Holding Co.	80,822	4,178,497
Home BancShares, Inc.(a)	149,692	3,414,475
International Bancshares Corp.	51,590	2,006,851
MB Financial, Inc.(a)	79,552	3,220,265
PacWest Bancorp	119,433	5,915,516
Pinnacle Financial Partners, Inc.	70,057	4,497,659
Prosperity Bancshares, Inc.(a)	66,163	4,805,419
Signature Bank*	50,838	7,216,454
Sterling Bancorp	212,693	4,796,227
Synovus Financial Corp.	113,176	5,652,009
TCF Financial Corp.	161,226	3,677,565
Texas Capital Bancshares, Inc.*	46,998	4,225,120
Trustmark Corp.	63,521	1,979,314
UMB Financial Corp.	41,728	3,020,690
Umpqua Holdings Corp.	208,943	4,473,470
United Bankshares, Inc.(a)	99,557	3,509,384
Valley National Bancorp(a)	251,225	3,130,263
Webster Financial Corp.	87,242	4,833,207
Wintrust Financial Corp.	53,217	4,579,323

		133,761,185

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A*(a)	8,364	1,581,214

Biotechnology 0.3%
United Therapeutics Corp.*	40,949	4,601,030

Building Products 0.4%
Lennox International, Inc.	35,613	7,278,229

Capital Markets 4.1%
Eaton Vance Corp.	114,031	6,348,106
Evercore, Inc., Class A	39,070	3,406,904
FactSet Research Systems, Inc.(a)	37,027	7,383,924
Federated Investors, Inc., Class B	88,660	2,961,244
Interactive Brokers Group, Inc., Class A	67,834	4,561,158
Janus Henderson Group plc(a)	170,965	5,657,232
Legg Mason, Inc.	80,400	3,268,260
MarketAxess Holdings, Inc.(a)	35,619	7,744,996
MSCI, Inc.	85,262	12,744,111
SEI Investments Co.	124,143	9,299,552
Stifel Financial Corp.	68,147	4,036,347

		67,411,834

Chemicals 2.8%
Ashland Global Holdings, Inc.(a)	59,076	4,122,914
Cabot Corp.	58,445	3,256,555
Chemours Co. (The)	175,361	8,541,834
Minerals Technologies, Inc.	33,422	2,237,603
NewMarket Corp.	8,681	3,486,984
Olin Corp.	158,225	4,808,458
PolyOne Corp.	76,801	3,265,579
RPM International, Inc.(a)	126,546	6,032,448
Scotts Miracle-Gro Co. (The)(a)	37,755	3,237,491
Sensient Technologies Corp.	41,152	2,904,508
Valvoline, Inc.	190,181	4,208,706

		46,103,080

Commercial Services & Supplies 2.1%
Brink’s Co. (The)	47,882	3,416,381
Clean Harbors, Inc.*	48,827	2,383,246
Copart, Inc.*	191,133	9,734,404
Deluxe Corp.	45,410	3,360,794
Healthcare Services Group, Inc.(a)	69,737	3,032,165
Herman Miller, Inc.	56,139	1,793,641
HNI Corp.	41,406	1,494,342
MSA Safety, Inc.	32,304	2,688,985
Pitney Bowes, Inc.	178,017	1,938,605
Rollins, Inc.(a)	90,920	4,639,647

		34,482,210

Communications Equipment 1.1%
ARRIS International plc*	164,524	4,371,403
Ciena Corp.*(a)	136,791	3,542,887
InterDigital, Inc.	32,579	2,397,814
NetScout Systems, Inc.*	82,597	2,176,431
Plantronics, Inc.	31,466	1,899,602
ViaSat, Inc.*(a)	51,857	3,408,042

		17,796,179

Construction & Engineering 1.2%
AECOM*(a)	150,752	5,371,294
Dycom Industries, Inc.*(a)	29,531	3,178,422
EMCOR Group, Inc.	55,139	4,296,982
Granite Construction, Inc.	37,942	2,119,440
KBR, Inc.	133,365	2,159,179
Valmont Industries, Inc.	21,468	3,140,768

		20,266,085

Construction Materials 0.3%
Eagle Materials, Inc.(a)	46,130	4,753,696

Consumer Finance 0.3%
SLM Corp.*	410,894	4,606,122

Containers & Packaging 1.2%
AptarGroup, Inc.	58,841	5,285,687
Bemis Co., Inc.	86,174	3,750,292
Greif, Inc., Class A	24,819	1,296,793

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Value
Containers & Packaging (continued)
Owens-Illinois, Inc.*	154,475	$3,345,929
Silgan Holdings, Inc.	69,418	1,933,291
Sonoco Products Co.	94,279	4,572,532

		20,184,524

Distributors 0.3%
Pool Corp.	38,241	5,591,599

Diversified Consumer Services 0.8%
Adtalem Global Education, Inc.*	57,293	2,724,282
Graham Holdings Co., Class B	4,403	2,651,707
Service Corp. International	175,753	6,632,918
Sotheby’s*	35,093	1,800,622

		13,809,529

Electric Utilities 2.0%
ALLETE, Inc.	48,203	3,482,667
Great Plains Energy, Inc.	204,428	6,498,766
Hawaiian Electric Industries, Inc.(a)	103,280	3,550,766
IDACORP, Inc.	47,744	4,214,363
OGE Energy Corp.	189,373	6,205,753
PNM Resources, Inc.	75,677	2,894,645
Westar Energy, Inc.	134,799	7,089,080

		33,936,040

Electrical Equipment 0.7%
EnerSys	39,757	2,757,943
Hubbell, Inc.	51,832	6,312,101
Regal Beloit Corp.	41,884	3,072,191

		12,142,235

Electronic Equipment, Instruments & Components 4.7%
Arrow Electronics, Inc.*	83,300	6,415,766
Avnet, Inc.	113,363	4,734,039
Belden, Inc.	39,712	2,737,745
Cognex Corp.	164,347	8,544,401
Coherent, Inc.*(a)	23,504	4,404,650
Jabil, Inc.	166,512	4,783,890
Keysight Technologies, Inc.*	179,908	9,425,380
Knowles Corp.*(a)	83,999	1,057,547
Littelfuse, Inc.	23,512	4,894,728
National Instruments Corp.	101,872	5,151,667
SYNNEX Corp.	27,701	3,279,798
Tech Data Corp.*	32,952	2,805,204
Trimble, Inc.*	235,201	8,439,012
VeriFone Systems, Inc.*	104,971	1,614,454
Vishay Intertechnology, Inc.	124,362	2,313,133
Zebra Technologies Corp., Class A*	50,430	7,019,352

		77,620,766

Energy Equipment & Services 1.4%
Core Laboratories NV	41,731	4,516,129
Diamond Offshore Drilling, Inc.*(a)	62,177	911,515
Dril-Quip, Inc.*	36,229	1,623,059
Ensco plc, Class A(a)	412,300	1,809,997
Nabors Industries Ltd.(a)	298,041	2,083,306
Oceaneering International, Inc.(a)	94,068	1,744,021
Patterson-UTI Energy, Inc.(a)	210,287	3,682,125
Rowan Cos. plc, Class A*(a)	106,680	1,231,087
Superior Energy Services, Inc.*	146,567	1,235,560
Transocean Ltd.*(a)	412,212	4,080,899

		22,917,698

Equity Real Estate Investment Trusts (REITs) 8.3%
Alexander & Baldwin, Inc.	63,961	1,479,418
American Campus Communities, Inc.	129,600	5,005,152
Camden Property Trust	88,015	7,409,103
CoreCivic, Inc.	112,542	2,196,820
CoreSite Realty Corp.	32,476	3,256,044
Corporate Office Properties Trust	95,921	2,477,639
Cousins Properties, Inc.	399,631	3,468,797
CyrusOne, Inc.	91,082	4,664,309
DCT Industrial Trust, Inc.	89,087	5,019,162
Douglas Emmett, Inc.	150,830	5,544,511
Education Realty Trust, Inc.	71,921	2,355,413
EPR Properties	61,687	3,417,460
First Industrial Realty Trust, Inc.	114,366	3,342,918
GEO Group, Inc. (The)	118,059	2,416,668
Healthcare Realty Trust, Inc.	118,401	3,280,892
Highwoods Properties, Inc.	98,527	4,317,453
Hospitality Properties Trust	148,395	3,760,329
JBG SMITH Properties	88,877	2,996,044
Kilroy Realty Corp.	93,689	6,648,171
Lamar Advertising Co., Class A	79,615	5,068,291
LaSalle Hotel Properties	107,915	3,130,614
Liberty Property Trust	140,248	5,572,053
Life Storage, Inc.	44,180	3,689,914
Mack-Cali Realty Corp.	86,833	1,450,979
Medical Properties Trust, Inc.	346,568	4,505,384
National Retail Properties, Inc.	146,156	5,738,084
Omega Healthcare Investors, Inc.	188,392	5,094,120
PotlatchDeltic Corp.	57,045	2,969,192
Quality Care Properties, Inc.*	88,177	1,713,279
Rayonier, Inc.	122,550	4,311,309
Sabra Health Care REIT, Inc.	168,492	2,973,884
Senior Housing Properties Trust	214,136	3,353,370
Tanger Factory Outlet Centers, Inc.	89,384	1,966,448
Taubman Centers, Inc.	57,742	3,286,097
Uniti Group, Inc.	156,925	2,550,031
Urban Edge Properties	99,801	2,130,751
Washington Prime Group, Inc.	173,922	1,160,060
Weingarten Realty Investors	113,687	3,192,331

		136,912,494

Food & Staples Retailing 0.5%
Casey’s General Stores, Inc.(a)	35,548	3,902,104
Sprouts Farmers Market, Inc.*	117,829	2,765,447
United Natural Foods, Inc.*	47,493	2,039,349

		8,706,900

Food Products 2.2%
Flowers Foods, Inc.	175,412	3,834,506
Hain Celestial Group, Inc. (The)*	98,349	3,154,053
Ingredion, Inc.	68,375	8,814,905
Lamb Weston Holdings, Inc.	138,328	8,053,456
Lancaster Colony Corp.	18,575	2,287,326
Post Holdings, Inc.*(a)	62,087	4,703,711
Sanderson Farms, Inc.(a)	19,059	2,268,402
Tootsie Roll Industries, Inc.(a)	18,955	558,227
TreeHouse Foods, Inc.*	53,676	2,054,181

		35,728,767

Gas Utilities 2.1%
Atmos Energy Corp.	104,937	8,839,893
National Fuel Gas Co.	81,297	4,182,731
New Jersey Resources Corp.	82,960	3,326,696
ONE Gas, Inc.	49,512	3,268,782
Southwest Gas Holdings, Inc.*	45,601	3,083,995
UGI Corp.	163,990	7,284,436
WGL Holdings, Inc.	48,478	4,055,185

		34,041,718

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Value
Health Care Equipment & Supplies 3.9%
ABIOMED, Inc.*	39,836	$11,591,878
Cantel Medical Corp.	33,531	3,735,689
Globus Medical, Inc., Class A*	68,628	3,419,047
Halyard Health, Inc.*	44,650	2,057,472
Hill-Rom Holdings, Inc.	62,659	5,451,333
ICU Medical, Inc.*	14,253	3,597,457
LivaNova plc*	41,147	3,641,509
Masimo Corp.*	44,850	3,944,557
NuVasive, Inc.*(a)	48,501	2,532,237
STERIS plc	80,356	7,502,036
Teleflex, Inc.	42,661	10,877,702
West Pharmaceutical Services, Inc.	70,237	6,201,225

		64,552,142

Health Care Providers & Services 1.8%
Acadia Healthcare Co., Inc.*(a)	77,496	3,036,293
Encompass Health Corp.	92,746	5,302,289
LifePoint Health, Inc.*	37,011	1,739,517
MEDNAX, Inc.*	88,831	4,941,669
Molina Healthcare, Inc.*	43,552	3,535,551
Patterson Cos., Inc.	77,116	1,714,289
Tenet Healthcare Corp.*	76,570	1,856,822
WellCare Health Plans, Inc.*	42,186	8,168,475

		30,294,905

Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc. *	172,050	2,124,818
Medidata Solutions, Inc.*(a)	56,062	3,521,254

		5,646,072

Hotels, Restaurants & Leisure 2.9%
Boyd Gaming Corp.	78,030	2,486,036
Brinker International, Inc.(a)	43,536	1,571,650
Cheesecake Factory, Inc. (The)(a)	40,174	1,937,190
Churchill Downs, Inc.	10,689	2,608,650
Cracker Barrel Old Country Store, Inc.(a)	22,780	3,626,576
Domino’s Pizza, Inc.	41,428	9,675,924
Dunkin’ Brands Group, Inc.(a)	78,040	4,658,208
ILG, Inc.	99,699	3,101,636
International Speedway Corp., Class A	23,159	1,021,312
Jack in the Box, Inc.	27,989	2,388,301
Papa John’s International, Inc.(a)	23,197	1,329,188
Scientific Games Corp., Class A*	50,386	2,096,058
Six Flags Entertainment Corp.(a)	74,598	4,644,471
Texas Roadhouse, Inc.	62,214	3,594,725
Wendy’s Co. (The)	169,397	2,972,917

		47,712,842

Household Durables 1.6%
Helen of Troy Ltd.*	25,540	2,221,980
KB Home	80,434	2,288,347
NVR, Inc.*	3,244	9,083,200
Tempur Sealy International, Inc.*(a)	43,743	1,981,121
Toll Brothers, Inc.	135,490	5,859,943
TRI Pointe Group, Inc.*(a)	142,075	2,334,292
Tupperware Brands Corp.	48,467	2,344,833

		26,113,716

Household Products 0.2%
Energizer Holdings, Inc.(a)	56,523	3,367,640

Industrial Conglomerates 0.4%
Carlisle Cos., Inc.	58,623	6,120,827

Insurance 4.5%
Alleghany Corp.	14,311	8,793,251
American Financial Group, Inc.	65,571	7,358,378
Aspen Insurance Holdings Ltd.	56,373	2,528,329
Brown & Brown, Inc.	218,134	5,549,329
CNO Financial Group, Inc.	155,700	3,374,019
First American Financial Corp.	104,867	6,153,596
Genworth Financial, Inc., Class A*	469,270	1,328,034
Hanover Insurance Group, Inc. (The)	40,409	4,763,817
Kemper Corp.(a)	45,789	2,609,973
Mercury General Corp.	34,431	1,579,350
Old Republic International Corp.	235,782	5,057,524
Primerica, Inc.	41,693	4,027,544
Reinsurance Group of America, Inc.	61,072	9,405,088
RenaissanceRe Holdings Ltd.	37,901	5,249,667
WR Berkley Corp.	91,459	6,649,069

		74,426,968

Internet Software & Services 0.7%
Cars.com, Inc.*	68,286	1,934,542
j2 Global, Inc.(a)	46,453	3,666,071
LogMeIn, Inc.	49,694	5,742,142

		11,342,755

IT Services 3.9%
Acxiom Corp.*(a)	74,745	1,697,459
Broadridge Financial Solutions, Inc.	110,678	12,140,270
Convergys Corp.	87,584	1,981,150
CoreLogic, Inc.*	76,994	3,482,439
DST Systems, Inc.	56,148	4,696,780
Jack Henry & Associates, Inc.	73,177	8,850,758
Leidos Holdings, Inc.	134,869	8,820,433
MAXIMUS, Inc.	61,867	4,129,003
Sabre Corp.	213,827	4,586,589
Science Applications International Corp.	40,609	3,199,989
Teradata Corp. *	115,506	4,582,123
WEX, Inc.*	37,887	5,933,862

		64,100,855

Leisure Products 0.7%
Brunswick Corp.	83,100	4,935,309
Polaris Industries, Inc.(a)	55,540	6,360,441

		11,295,750

Life Sciences Tools & Services 1.0%
Bio-Rad Laboratories, Inc., Class A*	19,146	4,788,032
Bio-Techne Corp.	35,426	5,350,743
Charles River Laboratories International, Inc.*	44,952	4,798,176
Syneos Health, Inc.*	53,586	1,902,303

		16,839,254

Machinery 5.0%
AGCO Corp.	62,535	4,055,395
Crane Co.	48,000	4,451,520
Donaldson Co., Inc.	123,062	5,543,943
Graco, Inc.	160,473	7,336,825
IDEX Corp.	72,464	10,326,845
ITT, Inc.	83,309	4,080,475
Kennametal, Inc.(a)	77,223	3,101,276
Lincoln Electric Holdings, Inc.	58,500	5,262,075
Nordson Corp.	48,311	6,586,722
Oshkosh Corp.	70,668	5,460,516
Terex Corp.	72,913	2,727,675
Timken Co. (The)	65,055	2,966,508
Toro Co. (The)	101,274	6,324,561
Trinity Industries, Inc.	142,986	4,665,633
Wabtec Corp.(a)	80,992	6,592,749

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)
	Shares	Value
Machinery (continued)
Woodward, Inc.	52,216	$3,741,799

		83,224,517

Marine 0.2%
Kirby Corp.*	50,887	3,915,755

Media 1.5%
AMC Networks, Inc., Class A*(a)	46,718	2,415,321
Cable One, Inc.	4,447	3,055,578
Cinemark Holdings, Inc.(a)	100,427	3,783,085
John Wiley & Sons, Inc., Class A	41,853	2,666,036
Live Nation Entertainment, Inc.*	128,142	5,399,904
Meredith Corp.(a)	37,696	2,028,045
New York Times Co. (The), Class A	121,140	2,919,474
TEGNA, Inc.	204,675	2,331,248

		24,598,691

Metals & Mining 2.3%
Allegheny Technologies, Inc.*	119,343	2,826,042
Carpenter Technology Corp.	44,524	1,964,399
Commercial Metals Co.	110,410	2,258,989
Compass Minerals International, Inc.(a)	32,298	1,947,569
Reliance Steel & Aluminum Co.	69,047	5,920,090
Royal Gold, Inc.	61,871	5,312,863
Steel Dynamics, Inc.	223,279	9,873,397
United States Steel Corp.	166,595	5,862,478
Worthington Industries, Inc.	41,254	1,770,622

		37,736,449

Multiline Retail 0.2%
Big Lots, Inc.(a)	39,950	1,739,024
Dillard’s, Inc., Class A(a)	19,645	1,578,279

		3,317,303

Multi-Utilities 0.9%
Black Hills Corp.	50,850	2,761,155
MDU Resources Group, Inc.	185,031	5,210,473
NorthWestern Corp.	46,499	2,501,646
Vectren Corp.	78,680	5,029,226

		15,502,500

Oil, Gas & Consumable Fuels 2.8%
Callon Petroleum Co.*	191,520	2,535,725
Chesapeake Energy Corp.*(a)	859,136	2,594,591
CNX Resources Corp.*(a)	190,659	2,941,868
Energen Corp.*	91,895	5,776,520
Gulfport Energy Corp.*(a)	157,596	1,520,801
HollyFrontier Corp.	167,942	8,205,646
Matador Resources Co.*	91,584	2,739,278
Murphy Oil Corp.	153,758	3,973,107
PBF Energy, Inc., Class A	104,819	3,553,364
QEP Resources, Inc.*	229,413	2,245,953
SM Energy Co.	97,942	1,765,894
Southwestern Energy Co.*	484,832	2,099,323
World Fuel Services Corp.	64,277	1,578,000
WPX Energy, Inc.*	376,362	5,562,630

		47,092,700

Paper & Forest Products 0.4%
Domtar Corp.	59,556	2,533,512
Louisiana-Pacific Corp.	137,194	3,947,072

		6,480,584

Personal Products 0.4%
Edgewell Personal Care Co.*	51,082	2,493,823
Nu Skin Enterprises, Inc., Class A(a)	47,172	3,477,048

		5,970,871

Pharmaceuticals 0.7%
Akorn, Inc.*	89,709	1,678,455
Catalent, Inc.*(a)	126,208	5,182,101
Endo International plc*	188,667	1,120,682
Mallinckrodt plc*	81,794	1,184,377
Prestige Brands Holdings, Inc.*(a)	50,665	1,708,424

		10,874,039

Professional Services 0.7%
Dun & Bradstreet Corp. (The)	35,034	4,098,978
ManpowerGroup, Inc.	62,677	7,214,123

		11,313,101

Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.	43,032	7,515,108

Road & Rail 1.9%
Avis Budget Group, Inc.*(a)	67,479	3,160,716
Genesee & Wyoming, Inc., Class A*	58,606	4,148,719
Knight-Swift Transportation Holdings, Inc.	121,486	5,589,571
Landstar System, Inc.	39,753	4,358,916
Old Dominion Freight Line, Inc.	64,740	9,514,838
Ryder System, Inc.	50,240	3,656,970
Werner Enterprises, Inc.	42,874	1,564,901

		31,994,631

Semiconductors & Semiconductor Equipment 3.4%
Cirrus Logic, Inc.*	59,891	2,433,371
Cree, Inc.*	92,608	3,733,029
Cypress Semiconductor Corp.(a)	336,134	5,700,833
First Solar, Inc.*	77,181	5,478,307
Integrated Device Technology, Inc.*	125,235	3,827,182
Microsemi Corp.*	111,382	7,208,643
MKS Instruments, Inc.	51,613	5,969,043
Monolithic Power Systems, Inc.	36,690	4,247,601
Silicon Laboratories, Inc.*	40,421	3,633,848
Synaptics, Inc.*	32,603	1,490,935
Teradyne, Inc.	184,848	8,449,402
Versum Materials, Inc.	103,065	3,878,336

		56,050,530

Software 3.3%
ACI Worldwide, Inc.*	109,509	2,597,554
Blackbaud, Inc.	45,508	4,633,169
CDK Global, Inc.	119,855	7,591,616
CommVault Systems, Inc.*	39,504	2,259,629
Fair Isaac Corp.*	28,562	4,837,546
Fortinet, Inc.*	136,883	7,334,191
Manhattan Associates, Inc.*(a)	64,714	2,710,222
PTC, Inc.*	110,093	8,588,355
Tyler Technologies, Inc.*	33,364	7,038,469
Ultimate Software Group, Inc. (The)*(a)	27,495	6,700,532

		54,291,283

Specialty Retail 1.9%
Aaron’s, Inc.	58,406	2,721,720
American Eagle Outfitters, Inc.	159,754	3,183,897
AutoNation, Inc.*	56,501	2,643,117
Bed Bath & Beyond, Inc.(a)	135,354	2,841,080
Dick’s Sporting Goods, Inc.(a)	77,885	2,729,869
GameStop Corp., Class A(a)	95,158	1,200,894
Michaels Cos., Inc. (The)*	105,170	2,072,901
Murphy USA, Inc.*	29,804	2,169,731
Office Depot, Inc.	486,785	1,046,588
Sally Beauty Holdings, Inc.*(a)	118,420	1,948,009

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Value
Specialty Retail (continued)
Signet Jewelers Ltd.	57,235	$2,204,692
Urban Outfitters, Inc.*	76,228	2,817,387
Williams-Sonoma, Inc.	73,099	3,856,703

		31,436,588

Technology Hardware, Storage & Peripherals 0.4%
3D Systems Corp.*(a)	108,758	1,260,505
Diebold Nixdorf, Inc.(a)	72,760	1,120,504
NCR Corp.*	112,139	3,534,621

		5,915,630

Textiles, Apparel & Luxury Goods 0.7%
Carter’s, Inc.	44,860	4,669,926
Deckers Outdoor Corp.*	30,028	2,703,421
Skechers U.S.A., Inc., Class A*	128,477	4,996,470

		12,369,817

Thrifts & Mortgage Finance 0.7%
LendingTree, Inc.*	7,308	2,398,120
New York Community Bancorp, Inc.	464,670	6,054,650
Washington Federal, Inc.(a)	82,160	2,842,736

		11,295,506

Trading Companies & Distributors 0.8%
GATX Corp.	35,798	2,451,805
MSC Industrial Direct Co., Inc., Class A(a)	42,673	3,913,541
NOW, Inc.*(a)	101,012	1,032,343
Watsco, Inc.	30,330	5,488,820

		12,886,509

Water Utilities 0.3%
Aqua America, Inc.	168,264	5,731,072

Wireless Telecommunication Services 0.1%
Telephone & Data Systems, Inc.	87,454	2,451,336

Total Common Stocks (cost $1,190,285,464)		1,638,932,275

Repurchase Agreements 2.5%

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc., 1.81%, dated 3/29/2018, due 4/2/2018, repurchase price $16,272,819, collateralized by U.S. Government Agency Securities, ranging from 1.92% - 4.00%, maturing 2/25/2031 - 3/1/2059; total market value $16,594,938.(b)	$16,269,547	16,269,547
Nomura Securities International, Inc., 1.80%, dated 3/29/2018, due 4/2/2018, repurchase price $8,701,740, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 7.88%, maturing 4/26/2018 - 2/15/2048; total market value $8,873,999.(b)	8,700,000	8,700,000
RBS Securities, Inc., 1.75%, dated 3/29/2018, due 4/5/2018, repurchase price $17,005,785, collateralized by U.S. Government Treasury Securities, ranging from 1.00% - 8.75%, maturing 11/30/2019 - 2/15/2048; total market value $17,340,094.(b)	$17,000,000	$17,000,000

Total Repurchase Agreements (cost $41,969,547)		41,969,547

Total Investments (cost $1,232,255,011) — 101.6%		1,680,901,822
Liabilities in excess of other assets — (1.6)%		(25,844,359)

NET ASSETS — 100.0%		$1,655,057,463

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $162,072,912, which was collateralized by cash used to purchase repurchase agreements with a total value of $41,969,547 and by $122,998,464 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 8.00%, and maturity dates ranging from 4/5/2018 - 2/15/2048, a total value of $164,968,011.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2018 was $ 41,969,547.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Mid Cap Index Fund

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	65	6/2018	USD	12,240,150	(341,238)

					(341,238)

At March 31, 2018 the Fund had $493,000 segregated as collateral with the broker for open future contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Mid Cap Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,638,932,275	$—	$—	$1,638,932,275
Repurchase Agreements	—	41,969,547	—	41,969,547

Total Assets	$1,638,932,275	$41,969,547	$—	$1,680,901,822

Liabilities:
Futures Contracts	$(341,238)	$—	$—	$(341,238)

Total Liabilities	$(341,238)	$—	$—	$(341,238)

Total	$1,638,591,037	$41,969,547	$—	$1,680,560,584

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Mid Cap Index Fund

Futures Contracts

The Fund is subject to equity price risk the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2018

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(341,238)

Total		$(341,238)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Asset-Backed Securities 3.7%

	Principal Amount	Value
Airlines 0.1%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.38%, 10/1/2022	$195,524	$196,208

Automobiles 1.2%
ARI Fleet Lease Trust, Series 2017-A, Class A2, 1.91%, 4/15/2026(a)	465,000	462,450
California Republic Auto Receivables Trust, Series 2017-1, Class A3, 1.90%, 3/15/2021	285,000	283,300
CarMax Auto Owner Trust, Series 2016-2, Class A3, 1.52%, 2/16/2021	293,318	290,950
Chesapeake Funding II LLC Series 2017-2A, Class C, 3.01%, 5/15/2029(a)	590,000	585,036
Series 2017-3A, Class C, 2.78%, 8/15/2029(a)	420,000	414,774
Enterprise Fleet Financing LLC, Series 2016-2, Class A3, 2.04%, 2/22/2022(a)	200,000	197,765
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class A3, 3.64%, 9/15/2022(a)	670,000	670,060
GM Financial Automobile Leasing Trust, Series 2015-3, Class A3, 1.69%, 3/20/2019	96,628	96,524
Hertz Fleet Lease Funding LP, Series 2017-1, Class A2, 2.13%, 4/10/2031(a)	565,000	561,171
SMART ABS Trust, Series 2015-3US, Class A3A, 1.66%, 8/14/2019	128,978	128,702

		3,690,732

Home Equity 0.4%
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2002-HE1, Class M1, 3.43%, 3/15/2032(b)	631,381	627,675
Conseco Finance Corp., Series 2001-C, Class M1, 2.48%, 8/15/2033(b)	110,492	110,555
NovaStar Mortgage Funding Trust, Series 2003-3, Class A1, 2.58%, 12/25/2033(b)	594,150	590,522
Provident Home Equity Loan Trust, Series 2000-2, Class A1, 2.41%, 8/25/2031(b)	35,729	31,038
Renaissance Home Equity Loan Trust, Series 2007-1, Class AF2, 5.51%, 4/25/2037(c)	112,016	55,141

		1,414,931

Other 0.9%
FNMA, Series 2003-T4, Class 2A5, 4.70%, 9/26/2033(c)	49,909	53,786
Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, 12/26/2028(a)	323,756	319,337
Nationstar HECM Loan Trust Series 2017-2A, Class A1, 2.04%, 9/25/2027(a)(b)	403,059	400,540
Series 2018-1A, Class M2, 3.47%, 2/25/2028(a)(b)	445,000	444,998
Orange Lake Timeshare Trust, Series 2018-A, Class A, 3.10%, 11/8/2030(a)	346,406	344,954
Renaissance Home Equity Loan Trust, Series 2006-1, Class AF3, 5.61%, 5/25/2036(c)	26,670	18,940
SBA Small Business Investment Cos., Series 2018-10A, Class 1, 3.19%, 3/10/2028	675,000	679,354
SoFi Consumer Loan Program LLC, Series 2017-6, Class A2, 2.82%, 11/25/2026(a)	370,000	365,844
SoFi Consumer Loan Program Trust, Series 2018-1, Class A2, 3.14%, 2/25/2027(a)	300,000	298,362

		2,926,115

Student Loan 1.1%
AccessLex Institute Series 2006-1, Class B, 2.39%, 8/25/2037(b)	127,127	121,969
Series 2003-A, Class A2, 2.94%, 7/1/2038(b)	65,914	65,687
Commonbond Student Loan Trust, Series 2018-AGS, Class A1, 3.21%, 2/25/2044(a)	825,000	826,448
DRB Prime Student Loan Trust, Series 2015-D, Class A2, 3.20%, 1/25/2040(a)	473,454	470,474
SLM Private Credit Student Loan Trust, Series 2006-A, Class A5, 2.41%, 6/15/2039(b)	341,973	336,191
SLM Private Education Loan Trust, Series 2010-A, Class 2A, 5.03%, 5/16/2044(a)(b)	214,104	219,472
SoFi Professional Loan Program LLC Series 2014-B, Class A2, 2.55%, 8/27/2029(a)	195,935	194,122
Series 2017-F, Class A2FX, 2.84%, 1/25/2041(a)	365,000	359,027
Series 2018-A, Class A2B, 2.95%, 2/25/2042(a)	410,000	404,420
South Carolina Student Loan Corp., Series 2015-A, Class A, 3.37%, 1/25/2036(b)	530,253	534,908

		3,532,718
Total Asset-Backed Securities (cost $11,708,567)		11,760,704

Collateralized Mortgage Obligations 2.8%

	Principal Amount	Value
BCAP LLC Trust, Series 2011-R11, Class 20A5, 3.54%, 3/26/2035(a)(b)	57,358	57,626
CHL Mortgage Pass-Through Trust, Series 2005-11, Class 5A1, 2.47%, 3/25/2035(b)	62,621	56,598
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, 3.33%, 8/25/2034(b)	128,935	127,593

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Value
CSMC Mortgage-Backed Trust, Series 2007-5, Class 8A2, 6.00%, 10/25/2024	$74,579	$68,713
Deutsche Mortgage Securities, Inc. Re-REMIC Trust, Series 2007-WM1, Class A1, 3.31%, 6/27/2037(a)(b)	256,550	259,708
ERP Iron Ore LLC , 9.30%, 12/31/2019(b)(d)(e)	4,387	2,193
FDIC Trust Series 2011-R1, Class A, 2.67%, 7/25/2026(a)	91,757	91,524
Series 2010-R1, Class A, 2.18%, 5/25/2050(a)	75,059	75,170
FHLMC REMICS Series 3558, Class G, 4.00%, 8/15/2024	485,000	497,882
Series 3123, Class HT, 5.00%, 3/15/2026	32,965	34,636
Series 3150, Class EQ, 5.00%, 5/15/2026	48,353	50,838
Series 2129, Class SG, IO, 5.19%, 6/17/2027(b)	227,421	28,421
Series 3599, Class DY, 4.50%, 11/15/2029	420,000	445,744
Series 3653, Class B, 4.50%, 4/15/2030	171,182	180,929
Series 2649, Class IM, IO, 7.00%, 7/15/2033	363,224	88,228
Series 2725, Class TA, 4.50%, 12/15/2033	20,000	21,276
Series R006, Class ZA, 6.00%, 4/15/2036	232,740	255,331
Series R007, Class ZA, 6.00%, 5/15/2036	197,654	217,170
Series 3704, Class DC, 4.00%, 11/15/2036	77,292	79,157
Series 3632, Class PK, 5.00%, 2/15/2040	131,580	140,722
Series 271, Class 30, 3.00%, 8/15/2042	779,180	772,050
Series T-56, Class A5, 5.23%, 5/25/2043	90,783	99,298
FHLMC Whole Loan Securities Trust, Series 2017-SC02, Class 2A, 3.50%, 5/25/2047	145,607	143,764
Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.32%, 11/25/2027(a)(b)	313,927	312,766
FNMASTRIPS, Series 267, Class 2, IO, 8.50%, 10/25/2024	92,385	15,482
FNMA REMICS Series 207, Class 2, IO, 8.00%, 2/25/2023	28,325	3,861
Series 2006-22, Class CE, 4.50%, 8/25/2023	46,658	47,866
Series 264, Class 2, IO, 8.00%, 7/25/2024	76,687	14,090
Series 2009-71, Class MB, 4.50%, 9/25/2024	39,632	41,407
Series 2004-70, Class EB, 5.00%, 10/25/2024	26,925	28,005
Series 274, Class 2, IO, 8.50%, 10/25/2025	86,986	16,799
Series 277, Class 2, IO, 7.50%, 4/25/2027	40,528	8,360
Series 1997-61, Class PK, IO, 8.00%, 8/18/2027	64,850	15,301
Series 2009-39, Class LB, 4.50%, 6/25/2029	51,809	54,255
Series 2009-96, Class DB, 4.00%, 11/25/2029	191,193	196,584
Series 2003-32, Class UI, IO, 6.00%, 5/25/2033	79,262	18,717
Series 2003-35, Class UI, IO, 6.50%, 5/25/2033	28,293	6,836
Series 2003-41, Class IB, IO, 7.00%, 5/25/2033	105,712	25,202
Series 2003-44, Class IB, IO, 6.00%, 6/25/2033	18,302	3,370
Series 2001-T4, Class A1, 7.50%, 7/25/2041	201,346	230,694
Series 2013-111, Class PL, 2.00%, 12/25/2042	425,000	391,009
Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.50%, 11/25/2057(a)(b)	542,797	544,333
GMACM Mortgage Loan Trust, Series 2005-AR2, Class 4A, 3.76%, 5/25/2035(b)	26,716	25,387
GNMA REMICS Series 2010-14, Class A, 4.50%, 6/16/2039	42,360	43,996
Series 2010-H12, Class PT, 5.47%, 11/20/2059	9,814	9,904
Series 2017-H16, Class PT, 4.66%, 5/20/2066(b)	507,916	512,426
Series 2016-H24, Class KF, 2.04%, 11/20/2066(b)	671,871	673,677
GSMPS Mortgage Loan Trust Series 2006-RP1, Class 1A2, 7.50%, 1/25/2036(a)	113,701	118,880
Series 2006-RP1, Class 1A3, 8.00%, 1/25/2036(a)	42,024	44,903
JP Morgan Mortgage Trust Series 2005-A6, Class 1A2, 3.62%, 9/25/2035(b)	62,831	63,396
Series 2005-A8, Class 1A1, 3.49%, 11/25/2035(b)	28,608	27,582
Series 2006-A6, Class 1A2, 3.61%, 10/25/2036(b)	5,207	4,803
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 8/25/2034(a)	138,419	137,550
Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 2A, 3.48%, 10/25/2035(b)	199,775	201,761
NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.40%, 12/8/2020	62,558	62,064
OBX Trust, Series 2018-1, Class A2, 2.53%, 6/25/2057(a)(b)	685,000	685,000
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-34A, Class 6A, 3.78%, 11/25/2033(b)	147,534	146,461
WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR1, Class A, 3.71%, 3/25/2034(b)	39,247	40,026

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR14, Class 1A4, 3.02%, 11/25/2036(b)	$90,250	$86,022
Wells Fargo Mortgage-Backed Securities Trust Series 2004-P, Class 2A1, 3.54%, 9/25/2034(b)	23,409	24,002
Series 2005-AR2, Class 2A1, 3.91%, 3/25/2035(b)	43,524	43,964
Series 2006-AR6, Class 7A1, 3.65%, 3/25/2036(b)	22,213	22,505
Series 2006-AR10, Class 5A1, 3.50%, 7/25/2036(b)	71,324	72,015

Total Collateralized Mortgage Obligations (cost $8,549,193)		8,815,832

Commercial Mortgage-Backed Securities 3.5%

	Principal Amount	Value
1345 Avenue of the Americas & Park Avenue Plaza Trust, Series 2005-1, Class A3, 5.28%, 8/10/2035(a)	655,000	710,455
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2003-2, Class H, 5.77%, 3/11/2041(a)(b)	450,355	455,273
BANK, Series 2018-BN10, Class A5, 3.69%, 2/15/2061	335,000	338,081
BBCMS Mortgage Trust, Series 2018-TALL, Class A, 2.50%, 3/15/2037(a)(b)	675,000	670,945
Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR5, Class L, 4.69%, 7/11/2042(a)(b)	225,000	223,217
Caesars Palace Las Vegas Trust Series 2017-VICI, Class A, 3.53%, 10/15/2034(a)	505,000	509,757
Series 2017-VICI, Class C, 4.14%, 10/15/2034(a)	150,000	152,700
CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 3.63%, 11/15/2031(a)(b)	200,215	200,269
COMM Mortgage Trust Series 2013-CR12, Class A2, 2.90%, 10/10/2046	735,000	735,790
Series 2015-CR26, Class C, 4.49%, 10/10/2048(b)	545,000	533,421
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A3, 3.45%, 8/15/2048	105,000	104,624
CSMC OA LLC, Series 2014-USA, Class A2, 3.95%, 9/15/2037(a)	465,000	474,339
DBCCRE Mortgage Trust Series 2014-ARCP, Class A, 4.24%, 1/10/2034(a)	440,000	451,873
Series 2014-ARCP, Class C, 4.93%, 1/10/2034(a)(b)	425,000	433,414
FHLMC REMICS, Series KBX1, Class A2, 2.92%, 1/25/2026	675,000	663,641
FHLMC Multifamily Structured Pass-Through Certificates REMICS Series KF12, Class A, 2.57%, 9/25/2022(b)	241,146	241,749
Series K730, Class A2, 3.59%, 1/25/2025	175,000	181,147
Series KJ17, Class A2, 2.98%, 11/25/2025	410,000	408,907
Series KF27, Class A, 2.09%, 12/25/2026(b)	154,933	155,127
FNMA ACES REMICS, Series 2016-M7, Class FA, 2.26%, 7/25/2023(b)	498,198	502,734
GS Mortgage Securities Trust, Series 2010-C1, Class A2, 4.59%, 8/10/2043(a)	375,000	386,662
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-SGP, Class C, 5.28%, 7/15/2036(a)(b)	515,000	516,917
Series 2005-CB12, Class AJ, 4.99%, 9/12/2037(b)	80,565	81,823
Series 2004-LN2, Class B, 5.35%, 7/15/2041(b)	160,000	142,253
Series 2007-LDPX, Class AM, 5.46%, 1/15/2049(b)	138,570	138,949
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A2, 2.88%, 2/15/2047	381,281	381,565
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class F, 5.35%, 11/15/2040(b)	225,000	227,830
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13, Class A2, 2.94%, 11/15/2046	50,000	50,029
Series 2014-C14, Class C, 4.82%, 2/15/2047(b)	230,000	239,694
Series 2015-C24, Class C, 4.35%, 5/15/2048(b)	45,000	43,160
Morgan Stanley Capital I Trust, Series 2006-T21, Class B, 5.19%, 10/12/2052(a)(b)	100,000	99,808
Motel 6 Trust, Series 2017-MTL6, Class C, 3.18%, 8/15/2034(a)(b)	276,542	277,411
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.28%, 10/15/2030(a)	110,000	106,582
MSCG Trust, Series 2015-ALDR, Class A2, 3.46%, 6/7/2035(a)(b)	175,000	169,136
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM, 6.00%, 6/15/2045(b)	36,199	36,283

Total Commercial Mortgage-Backed Securities (cost $11,164,208)		11,045,565

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds 40.4%

	Principal Amount		Value
Aerospace & Defense 0.1%
Harris Corp., 2.00%, 4/27/2018		$330,000	$329,919

Airlines 0.2%
American Airlines Group, Inc., 5.50%, 10/1/2019(a)		305,000	312,061
United Continental Holdings, Inc., 4.25%, 10/1/2022		375,000	367,500

			679,561

Auto Components 0.6%
Adient Global Holdings Ltd., 4.88%, 8/15/2026(a)		350,000	330,750
Allison Transmission, Inc., 5.00%, 10/1/2024(a)		345,000	341,981
American Axle & Manufacturing, Inc., 6.25%, 4/1/2025(f)		335,000	334,163
6.25%, 3/15/2026		130,000	128,986
Icahn Enterprises LP, 6.00%, 8/1/2020		475,000	484,500
6.38%, 12/15/2025(a)(f)		350,000	351,750

			1,972,130

Automobiles 0.4%
General Motors Co., 4.88%, 10/2/2023		610,000	636,544
4.20%, 10/1/2027		140,000	137,006
Hyundai Capital America, 2.00%, 7/1/2019(a)		200,000	197,194
Volkswagen Group of America Finance LLC, 2.45%, 11/20/2019(a)		420,000	415,573

			1,386,317

Banks 3.3%
Banco Hipotecario SA, 9.75%, 11/30/2020(a)		205,000	228,241
Banco Mercantil del Norte SA, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.35%), 7.63%, 1/10/2028(a)(g)(h)		300,000	319,500
Bancolombia SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.93%), 4.88%, 10/18/2027(f)(h)		35,000	33,933
Bank of America Corp., (ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026(h)		330,000	321,023
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029(h)		330,000	330,853
Bank of Montreal, 2.10%, 12/12/2019		375,000	370,121
1.90%, 8/27/2021		270,000	259,326
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/2025(a)		150,000	142,688
BBVA Bancomer SA, 6.75%, 9/30/2022(a)		175,000	190,960
BNP Paribas SA, 3.50%, 3/1/2023(a)		225,000	223,216
3.38%, 1/9/2025(a)		300,000	290,186
Credit Agricole SA, 3.25%, 10/4/2024(a)		305,000	291,410
(USD Swap Semi 5 Year + 1.64%), 4.00%, 1/10/2033(a)(h)		425,000	404,465
Credit Bank of Moscow, (USD Swap Semi 5 Year + 5.42%), 7.50%, 10/5/2027(a)(h)		370,000	343,018
Development Bank of Kazakhstan PJSC, 4.13%, 12/10/2022(a)		340,000	338,864
Fifth Third Bank, 2.88%, 10/1/2021		400,000	395,395
Finansbank A/S, 4.88%, 5/19/2022(a)		505,000	486,145
HSBC Bank plc, Series 1M, (ICE LIBOR USD 6 Month + 0.25%), 2.13%, 6/30/2017(g)(h)		650,000	587,548
Series 1M, (ICE LIBOR USD 6 Month + 0.25%), 2.13%, 6/29/2018(g)(h)		80,000	72,313
7.65%, 5/1/2025		180,000	214,956
HSBC Holdings plc, (USD ICE Swap Rate 5 Year + 3.61%), 6.50%, 3/23/2028(g)(h)		220,000	224,400
Intesa Sanpaolo SpA, 3.38%, 1/12/2023(a)		310,000	302,634
3.88%, 1/12/2028(a)		225,000	212,214
JPMorgan Chase & Co., 4.25%, 11/2/2018	NZD	200,000	145,868
KeyCorp, 2.30%, 12/13/2018		$490,000	488,700
Lloyds Banking Group plc, 4.38%, 3/22/2028		285,000	287,849
Mizuho Financial Group, Inc., 4.02%, 3/5/2028		260,000	261,355
Royal Bank of Canada, 2.13%, 3/2/2020		290,000	285,823
Royal Bank of Scotland Group plc, 3.88%, 9/12/2023		285,000	281,455
Sumitomo Mitsui Financial Group, Inc., 3.66%, 3/29/2022	AUD	780,000	605,988
Toronto-Dominion Bank (The), 2.13%, 4/7/2021		$330,000	321,460
Turkiye Is Bankasi A/S, 6.13%, 4/25/2024(a)		350,000	340,358
Turkiye Vakiflar Bankasi TAO, 5.00%, 10/31/2018(a)		100,000	100,278
5.63%, 5/30/2022(a)		150,000	147,327
5.75%, 1/30/2023(a)		420,000	408,549
Wells Fargo & Co., 3.07%, 1/24/2023		280,000	275,345

			10,533,764

Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc., 4.00%, 4/13/2028		370,000	374,517
Coca-Cola European Partners US LLC, 3.25%, 8/19/2021		465,000	465,214
Cott Holdings, Inc., 5.50%, 4/1/2025(a)		550,000	543,125

			1,382,856

Biotechnology 0.4%
AbbVie, Inc., 2.50%, 5/14/2020		410,000	404,695
Gilead Sciences, Inc., 2.55%, 9/1/2020		775,000	768,744

			1,173,439

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount		Value
Building Products 0.4%
Jeld-Wen, Inc., 4.63%, 12/15/2025(a)		$365,000	$347,662
Reliance Intermediate Holdings LP, 6.50%, 4/1/2023(a)		255,000	264,868
Standard Industries, Inc., 4.75%, 1/15/2028(a)		330,000	310,514
USG Corp., 5.50%, 3/1/2025(a)		365,000	380,513

			1,303,557

Capital Markets 2.1%
Apollo Management Holdings LP, 4.40%, 5/27/2026(a)		250,000	255,974
5.00%, 3/15/2048(a)(f)		465,000	475,620
Carlyle Holdings II Finance LLC, 5.63%, 3/30/2043(a)		140,000	152,732
CDP Financial, Inc., 5.60%, 11/25/2039(a)		290,000	373,903
Credit Suisse Group AG, (USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024(a)(g)(h)		450,000	461,813
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029(a)(h)		465,000	450,730
Goldman Sachs Group, Inc. (The), 5.20%, 12/17/2019	NZD	975,000	729,946
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025(h)		$335,000	322,488
(ICE LIBOR USD 3 Month + 1.75%), 3.51%, 10/28/2027(h)		600,000	628,290
ING Bank NV, 5.80%, 9/25/2023(a)		375,000	405,331
JSC Georgia Capital, 6.13%, 3/9/2024(a)		125,000	120,937
KKR Group Finance Co. III LLC, 5.13%, 6/1/2044(a)		410,000	421,678
Lions Gate Capital Holdings LLC, 5.88%, 11/1/2024(a)		625,000	648,438
Morgan Stanley, 4.75%, 11/16/2018	AUD	130,000	101,212
3.75%, 2/25/2023		$295,000	298,125
(ICE LIBOR USD 3 Month + 1.40%), 3.14%, 10/24/2023(h)		425,000	434,643
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029(h)		350,000	344,583

			6,626,443

Chemicals 1.0%
Blue Cube Spinco, Inc., 10.00%, 10/15/2025		240,000	282,000
Braskem America Finance Co., 7.13%, 7/22/2041(a)		195,000	226,990
Braskem Netherlands Finance BV, 4.50%, 1/10/2028(a)		305,000	296,887
CF Industries, Inc., 5.38%, 3/15/2044		440,000	398,882
Huntsman International LLC, 5.13%, 11/15/2022		300,000	309,750
LyondellBasell Industries NV, 5.00%, 4/15/2019		198,000	200,999
NOVA Chemicals Corp., 5.25%, 6/1/2027(a)		660,000	627,000
Tronox Finance LLC, 7.50%, 3/15/2022(a)		310,000	321,811
Tronox Finance plc, 5.75%, 10/1/2025(a)		$300,000	291,750
Yingde Gases Investment Ltd., 6.25%, 1/19/2023(a)		200,000	196,890

			3,152,959

Commercial Services & Supplies 0.8%
ACCO Brands Corp., 5.25%, 12/15/2024(a)		330,000	331,650
Atento Luxco 1 SA, 6.13%, 8/10/2022(a)		385,000	391,161
Brink’s Co. (The), 4.63%, 10/15/2027(a)		325,000	301,437
Covanta Holding Corp., 5.88%, 3/1/2024(f)		625,000	612,500
GFL Environmental, Inc., 5.38%, 3/1/2023(a)		230,000	225,975
Quad/Graphics, Inc., 7.00%, 5/1/2022(f)		250,000	258,750
Waste Pro USA, Inc., 5.50%, 2/15/2026(a)		505,000	498,688

			2,620,161

Communications Equipment 0.4%
Aveta Inc., 9.00%, 4/1/2019(a)(i)		625,000	1
Gogo Intermediate Holdings LLC, 12.50%, 7/1/2022(a)(f)		575,000	646,875
Nokia OYJ, 6.63%, 5/15/2039		550,000	587,125

			1,234,001

Construction & Engineering 0.3%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/2029(a)		200,000	216,500
Mexico City Airport Trust, 5.50%, 7/31/2047(a)		375,000	342,187
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026(a)		260,000	260,325
Odebrecht Finance Ltd., Reg. S, 5.25%, 6/27/2029		125,000	39,375

			858,387

Construction Materials 0.1%
US Concrete, Inc., 6.38%, 6/1/2024		315,000	326,813

Consumer Finance 0.6%
Ally Financial, Inc., 4.13%, 2/13/2022		415,000	412,925
American Express Co., 3.00%, 10/30/2024		305,000	292,848
Caterpillar Financial Services Corp., 1.35%, 5/18/2019		355,000	350,080
Ford Motor Credit Co. LLC, 2.55%, 10/5/2018		200,000	199,826
Springleaf Finance Corp., 6.88%, 3/15/2025		310,000	311,162
TMX Finance LLC, 8.50%, 9/15/2018(a)		325,000	309,563

			1,876,404

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount		Value
Containers & Packaging 0.4%
Graphic Packaging International LLC, 4.13%, 8/15/2024		$280,000	$275,100
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/2025		555,000	667,388
WestRock MWV LLC, 7.38%, 9/1/2019		305,000	323,104

			1,265,592

Diversified Consumer Services 0.3%
Service Corp. International, 7.50%, 4/1/2027		850,000	977,713

Diversified Financial Services 0.3%
Gazprom OAO, 6.51%, 3/7/2022(a)		110,000	118,327
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/2025		260,000	251,314
VFH Parent LLC, 6.75%, 6/15/2022(a)		425,000	448,906

			818,547

Diversified Telecommunication Services 1.8%
Altice France SA, 5.63%, 5/15/2024(a)	EUR	300,000	373,869
7.38%, 5/1/2026(a)		$625,000	595,312
AT&T, Inc., 4.30%, 2/15/2030(a)		345,000	343,029
4.90%, 8/14/2037		545,000	548,078
Avanti Communications Group plc, 10.00%, 10/1/2021(a)(j)		252,529	182,873
12.00%, 10/1/2023(a)(j)		434,611	61,510
CCO Holdings LLC, 5.00%, 2/1/2028(a)		550,000	515,625
CenturyLink, Inc., Series Y, 7.50%, 4/1/2024(f)		270,000	272,025
Frontier Communications Corp., 11.00%, 9/15/2025(f)		290,000	217,319
8.50%, 4/1/2026(a)		395,000	382,162
Intelsat Jackson Holdings SA, 7.25%, 10/15/2020		175,000	161,875
9.50%, 9/30/2022(a)(f)		565,000	644,100
Sprint Capital Corp., 8.75%, 3/15/2032		480,000	501,600
TELUS Corp., Series CG, 5.05%, 12/4/2019	CAD	65,000	52,681
Verizon Communications, Inc., 3.38%, 2/15/2025		$408,000	401,029
4.67%, 3/15/2055		290,000	275,842
Virgin Media Secured Finance plc, 5.25%, 1/15/2026(a)		300,000	288,750

			5,817,679

Electric Utilities 0.9%
Eskom Holdings SOC Ltd., 5.75%, 1/26/2021(a)		600,000	594,414
Exelon Corp., 2.85%, 6/15/2020		450,000	445,963
Great Plains Energy, Inc., 5.29%, 6/15/2022(c)		380,000	404,941
Minejesa Capital BV, 4.63%, 8/10/2030(a)		250,000	240,760
Pampa Energia SA, 7.38%, 7/21/2023(a)		200,000	210,250
7.50%, 1/24/2027(a)		220,000	227,425
Public Service Co. of Colorado, 2.25%, 9/15/2022		290,000	280,963
Stoneway Capital Corp., 10.00%, 3/1/2027(a)(f)		150,000	163,044
Xcel Energy, Inc., 2.60%, 3/15/2022		355,000	349,432

			2,917,192

Energy Equipment & Services 0.7%
Ensco plc, 7.75%, 2/1/2026		345,000	316,538
FTS International, Inc., 6.25%, 5/1/2022(f)		665,000	666,663
KCA Deutag UK Finance plc, 9.63%, 4/1/2023(a)		75,000	75,469
Oceaneering International, Inc., 6.00%, 2/1/2028		245,000	242,260
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/1/2021		145,225	141,594
Odebrecht Offshore Drilling Finance Ltd., Reg. S, 6.72%, 12/1/2022		119,138	114,372
Transocean, Inc., 7.50%, 1/15/2026(a)		465,000	458,025
Weatherford International Ltd., 5.95%, 4/15/2042		150,000	101,250

			2,116,171

Equity Real Estate Investment Trusts (REITs) 0.7%
American Tower Trust #1, 3.07%, 3/15/2023(a)		275,000	271,460
CoreCivic, Inc., 4.75%, 10/15/2027		700,000	658,000
GEO Group, Inc. (The), 6.00%, 4/15/2026		430,000	420,325
MPT Operating Partnership LP, 5.00%, 10/15/2027		500,000	490,150
Select Income REIT, 4.25%, 5/15/2024		215,000	209,918
Uniti Group LP, 8.25%, 10/15/2023		255,000	240,975

			2,290,828

Food & Staples Retailing 0.6%
CVS Health Corp., 3.70%, 3/9/2023		480,000	482,606
4.10%, 3/25/2025		400,000	402,820
3.88%, 7/20/2025		160,000	158,611
4.30%, 3/25/2028		385,000	386,640
4.78%, 3/25/2038		275,000	278,721
5.05%, 3/25/2048		195,000	205,099

			1,914,497

Food Products 1.5%
Dean Foods Co., 6.50%, 3/15/2023(a)(f)		550,000	523,187
ESAL GmbH, 6.25%, 2/5/2023(a)		75,000	71,438
FAGE International SA, 5.63%, 8/15/2026(a)		300,000	279,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Food Products (continued)
JBS Investments GmbH, 7.75%, 10/28/2020(a)	$945,000	$973,822
7.25%, 4/3/2024(a)	275,000	273,213
JBS USA LUX SA, 6.75%, 2/15/2028(a)	350,000	336,000
Kraft Heinz Foods Co., 4.88%, 2/15/2025(a)	930,000	969,631
Lamb Weston Holdings, Inc., 4.88%, 11/1/2026(a)	300,000	297,375
Land O’ Lakes, Inc., 6.00%, 11/15/2022(a)	385,000	419,169
Minerva Luxembourg SA, 5.88%, 1/19/2028(a)	365,000	333,614
Pilgrim’s Pride Corp., 5.88%, 9/30/2027(a)	260,000	244,998

		4,721,447

Health Care Equipment & Supplies 0.3%
Becton Dickinson and Co., 2.89%, 6/6/2022	410,000	397,807
Hill-Rom Holdings, Inc., 5.00%, 2/15/2025(a)	350,000	346,937
Hologic, Inc., 4.38%, 10/15/2025(a)	350,000	337,750

		1,082,494

Health Care Providers & Services 1.8%
Anthem, Inc., 2.50%, 11/21/2020	460,000	452,206
3.65%, 12/1/2027	405,000	391,554
Cigna Corp., 3.05%, 10/15/2027	335,000	307,383
Community Health Systems, Inc., 5.13%, 8/1/2021(f)	350,000	325,500
6.25%, 3/31/2023	300,000	276,375
Encompass Health Corp., 5.75%, 9/15/2025	325,000	331,500
HCA, Inc., 5.25%, 4/15/2025	250,000	255,550
7.50%, 11/6/2033	1,075,000	1,174,437
Tenet Healthcare Corp., 5.13%, 5/1/2025(a)(f)	500,000	480,625
6.88%, 11/15/2031(f)	1,100,000	1,001,000
Universal Health Services, Inc., 5.00%, 6/1/2026(a)	250,000	251,250
WellCare Health Plans, Inc., 5.25%, 4/1/2025	450,000	451,688

		5,699,068

Hotels, Restaurants & Leisure 1.1%
Boyne USA, Inc., 7.25%, 5/1/2025(a)	200,000	205,250
Carrols Restaurant Group, Inc., 8.00%, 5/1/2022	525,000	546,000
Golden Nugget, Inc., 6.75%, 10/15/2024(a)	775,000	778,867
International Game Technology plc, 6.50%, 2/15/2025(a)	475,000	508,844
Jack Ohio Finance LLC, 6.75%, 11/15/2021(a)	450,000	464,625
Scientific Games International, Inc., 5.00%, 10/15/2025(a)	325,000	316,062
Sugarhouse HSP Gaming Prop Mezz LP, 5.88%, 5/15/2025(a)(f)	675,000	642,938

		3,462,586

Household Durables 0.8%
Newell Brands, Inc., 5.00%, 11/15/2023	510,000	523,461
5.50%, 4/1/2046	85,000	90,229
NVR, Inc., 3.95%, 9/15/2022	330,000	336,636
PulteGroup, Inc., 5.00%, 1/15/2027	310,000	301,382
Shea Homes LP, 5.88%, 4/1/2023(a)	335,000	339,187
Springs Industries, Inc., 6.25%, 6/1/2021	441,000	447,064
Tempur Sealy International, Inc., 5.50%, 6/15/2026	475,000	457,187

		2,495,146

Household Products 0.1%
Spectrum Brands, Inc., 5.75%, 7/15/2025	355,000	362,100

Independent Power and Renewable Electricity Producers 0.4%
AES Corp., 5.13%, 9/1/2027	440,000	447,700
Calpine Corp., 5.25%, 6/1/2026(a)	195,000	188,175
Dynegy, Inc., 7.63%, 11/1/2024(f)	440,000	474,650
NRG Energy, Inc., 7.25%, 5/15/2026	285,000	301,473

		1,411,998

Insurance 0.9%
Ardonagh Midco 3 plc, 8.63%, 7/15/2023(a)	525,000	542,063
Athene Global Funding, 2.75%, 4/20/2020(a)	540,000	535,484
Athene Holding Ltd., 4.13%, 1/12/2028	350,000	335,863
Brighthouse Financial, Inc., 3.70%, 6/22/2027(a)	285,000	264,420
Genworth Holdings, Inc., 6.50%, 6/15/2034	210,000	170,100
Mercury General Corp., 4.40%, 3/15/2027	265,000	265,113
Mutual of Omaha Insurance Co., (ICE LIBOR USD 3 Month + 2.64%), 4.30%, 7/15/2054(a)(h)	355,000	358,266
Validus Holdings Ltd., 8.88%, 1/26/2040	325,000	498,399

		2,969,708

Internet & Direct Marketing Retail 0.2%
Amazon.com, Inc., 5.20%, 12/3/2025	260,000	289,759
4.25%, 8/22/2057(a)	260,000	259,320

		549,079

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Internet Software & Services 0.2%
Baidu, Inc., 4.38%, 3/29/2028	$225,000	$225,199
VeriSign, Inc., 4.63%, 5/1/2023	400,000	399,380

		624,579

Machinery 0.2%
Novelis Corp., 5.88%, 9/30/2026(a)	190,000	186,200
Park-Ohio Industries, Inc., 6.63%, 4/15/2027(f)	285,000	294,975

		481,175

Marine 0.2%
Pelabuhan Indonesia II PT, 4.25%, 5/5/2025(a)(f)	305,000	298,900
5.38%, 5/5/2045(a)	200,000	195,250

		494,150

Media 3.0%
21st Century Fox America, Inc., 6.65%, 11/15/2037	350,000	456,325
Altice Luxembourg SA, 7.63%, 2/15/2025(a)(f)	800,000	684,000
Charter Communications Operating LLC, 4.91%, 7/23/2025	530,000	541,610
4.20%, 3/15/2028	325,000	311,100
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/2022	625,000	634,375
CSC Holdings LLC, 10.88%, 10/15/2025(a)	350,000	411,247
5.50%, 4/15/2027(a)	450,000	430,875
Discovery Communications LLC, 5.63%, 8/15/2019	258,000	266,887
6.35%, 6/1/2040	400,000	452,526
DISH DBS Corp., 7.75%, 7/1/2026(f)	775,000	726,756
Liberty Interactive LLC, 8.25%, 2/1/2030	415,000	446,384
Meredith Corp., 6.88%, 2/1/2026(a)	475,000	487,469
National CineMedia LLC, 5.75%, 8/15/2026	600,000	541,500
NBCUniversal Media LLC, 5.95%, 4/1/2041	250,000	306,334
Nexstar Broadcasting, Inc., 5.63%, 8/1/2024(a)	500,000	489,850
Sirius XM Radio, Inc., 5.00%, 8/1/2027(a)	500,000	470,000
SiTV LLC, 10.38%, 7/1/2019(a)	325,000	197,438
Univision Communications, Inc., 5.13%, 2/15/2025(a)	375,000	349,688
Viacom, Inc., (ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(f)(h)	500,000	507,500
Vrio Finco 1 LLC, 6.25%, 4/4/2023(a)	225,000	227,250
6.88%, 4/4/2028(a)	325,000	327,031
WMG Acquisition Corp., 5.00%, 8/1/2023(a)	$300,000	300,375

		9,566,520

Metals & Mining 1.8%
Aleris International, Inc., 9.50%, 4/1/2021(a)	350,000	364,875
Anglo American Capital plc, 3.63%, 5/14/2020(a)(f)	370,000	371,269
ArcelorMittal, 6.50%, 2/25/2022(f)	130,000	140,725
Barrick North America Finance LLC, 4.40%, 5/30/2021	265,000	273,738
Cleveland-Cliffs, Inc., 4.88%, 1/15/2024(a)	335,000	324,950
CSN Resources SA, Reg. S, 6.50%, 7/21/2020(f)	425,000	412,123
6.50%, 7/21/2020(a)	125,000	121,212
First Quantum Minerals Ltd., 7.50%, 4/1/2025(a)	995,000	980,075
6.88%, 3/1/2026(a)	200,000	190,000
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	250,000	237,572
5.45%, 3/15/2043	570,000	524,229
Gerdau Holdings, Inc., 7.00%, 1/20/2020(a)	140,000	147,875
Gerdau Trade, Inc., 4.88%, 10/24/2027(a)(f)	125,000	123,219
GTL Trade Finance, Inc., 7.25%, 4/16/2044(a)	240,000	269,100
Samarco Mineracao SA, 4.13%, 11/1/2022(a)	50,000	36,901
5.75%, 10/24/2023(a)(k)	175,000	129,330
Tronox, Inc., 6.50%, 4/15/2026(a)	215,000	215,000
United States Steel Corp., 6.25%, 3/15/2026(f)	175,000	174,563
Vale Canada Ltd., 7.20%, 9/15/2032	105,000	118,125
Vale Overseas Ltd., 6.25%, 8/10/2026	140,000	156,800
6.88%, 11/10/2039(f)	200,000	237,000

		5,548,681

Multiline Retail 0.3%
JC Penney Corp., Inc., 8.63%, 3/15/2025(a)	130,000	122,200
Kohl’s Corp., 5.55%, 7/17/2045	695,000	673,788

		795,988

Multi-Utilities 0.0%†
Sempra Energy, 3.40%, 2/1/2028	150,000	143,889

Oil, Gas & Consumable Fuels 4.6%
Canadian Oil Sands Ltd., 7.75%, 5/15/2019(a)	505,000	528,498
Cheniere Corpus Christi Holdings LLC, 5.13%, 6/30/2027	360,000	357,300
Cheniere Energy Partners LP, 5.25%, 10/1/2025(a)	325,000	320,531

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount		Value
Oil, Gas & Consumable Fuels (continued)
Comstock Resources, Inc., 10.00%, 3/15/2020(f)(l)		$240,000	$246,600
Covey Park Energy LLC, 7.50%, 5/15/2025(a)		450,000	445,500
DCP Midstream Operating LP, 3.88%, 3/15/2023(f)		305,000	294,325
Devon Financing Co. LLC, 7.88%, 9/30/2031		285,000	392,976
Ecopetrol SA, 5.88%, 5/28/2045		130,000	128,173
Energy Transfer Partners LP, Series A, (ICE LIBOR USD 3 Month + 4.03%), 6.25%, 2/15/2023(f)(g)(h)		295,000	282,278
EnLink Midstream Partners LP, Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(f)(g)(h)		325,000	303,063
4.15%, 6/1/2025		360,000	349,895
Holly Energy Partners LP, 6.00%, 8/1/2024(a)		315,000	321,300
Jonah Energy LLC, 7.25%, 10/15/2025(a)(f)		355,000	319,500
KazMunayGas National Co. PJSC, 6.38%, 4/9/2021(a)		250,000	269,039
MPLX LP, 4.00%, 3/15/2028		10,000	9,855
4.50%, 4/15/2038		300,000	296,199
Murphy Oil Corp., 5.75%, 8/15/2025		320,000	315,200
Pertamina Persero PT, 6.00%, 5/3/2042(a)		195,000	208,581
Peru LNG Srl, 5.38%, 3/22/2030(a)		325,000	325,731
Petroamazonas EP, 4.63%, 2/16/2020(a)		200,000	194,800
Petrobras Global Finance BV, 5.30%, 1/27/2025(a)		240,000	237,000
7.38%, 1/17/2027		285,000	308,798
Petroleos de Venezuela SA, Reg. S, 8.50%, 10/27/2020		202,500	172,935
Reg. S, 6.00%, 11/15/2026		405,000	108,844
Reg. S, 5.50%, 4/12/2037		310,000	89,125
Petroleos Mexicanos, 5.50%, 1/21/2021		300,000	312,300
5.38%, 3/13/2022		190,000	197,505
5.35%, 2/12/2028(a)		410,000	404,424
5.63%, 1/23/2046		570,000	508,314
6.75%, 9/21/2047		120,000	121,426
6.35%, 2/12/2048(a)		465,000	449,306
Rockies Express Pipeline LLC, 5.63%, 4/15/2020(a)		435,000	450,229
Sabine Pass Liquefaction LLC, 6.25%, 3/15/2022		440,000	477,443
5.00%, 3/15/2027		160,000	166,226
Sanchez Energy Corp., 6.13%, 1/15/2023(f)		395,000	288,103
SEPLAT Petroleum Development Co. plc, 9.25%, 4/1/2023(a)		200,000	199,500
Seven Generations Energy Ltd., 5.38%, 9/30/2025(a)		405,000	386,775
Sunoco Logistics Partners Operations LP, 5.40%, 10/1/2047		180,000	171,480
Sunoco LP, 4.88%, 1/15/2023(a)		295,000	284,306
Tallgrass Energy Partners LP, 5.50%, 9/15/2024(a)		415,000	422,263
Tecpetrol SA, 4.88%, 12/12/2022(a)		235,000	228,831
Total Capital International SA, 4.25%, 11/26/2021	AUD	780,000	627,407
Total Capital SA, 2.13%, 8/10/2018		$475,000	474,349
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 3/15/2028(a)		165,000	161,385
TransMontaigne Partners LP, 6.13%, 2/15/2026		220,000	220,550
Tullow Oil plc, 7.00%, 3/1/2025 (a)		225,000	225,000
Williams Partners LP, 4.30%, 3/4/2024		140,000	141,913
5.80%, 11/15/2043		285,000	312,925
YPF SA, 7.00%, 12/15/2047(a)		440,000	394,460

			14,452,466

Paper & Forest Products 0.2%
Georgia-Pacific LLC, 8.88%, 5/15/2031		230,000	347,786
Suzano Austria GmbH, 7.00%, 3/16/2047(a)(f)		145,000	164,184

			511,970

Pharmaceuticals 0.7%
AstraZeneca plc, 2.38%, 11/16/2020		355,000	349,385
2.38%, 6/12/2022		495,000	478,061
Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/2019		575,000	565,510
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/2024(a)		325,000	338,812
9.25%, 4/1/2026(a)		500,000	498,100

			2,229,868

Professional Services 0.2%
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/2039(a)		545,000	561,448

Real Estate Management & Development 0.2%
Avison Young Canada, Inc., 9.50%, 12/15/2021(a)		300,000	304,500
Hunt Cos., Inc., 6.25%, 2/15/2026(a)		275,000	265,477

			569,977

Road & Rail 0.4%
Ashtead Capital, Inc., 5.63%, 10/1/2024(a)		290,000	301,600
CSX Corp., 3.80%, 3/1/2028		460,000	457,730
Rumo Luxembourg Sarl, 5.88%, 1/18/2025(a)		225,000	222,188

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount		Value
Road & Rail (continued)
Russian Railways, Reg. S, 8.30%, 4/2/2019	RUB	11,900,000	$210,528

			1,192,046

Semiconductors & Semiconductor Equipment 0.4%
Advanced Micro Devices, Inc., 7.50%, 8/15/2022(f)		$275,000	299,750
Broadcom Corp., 3.88%, 1/15/2027		530,000	515,469
QUALCOMM, Inc., 4.30%, 5/20/2047		560,000	542,608

			1,357,827

Specialty Retail 0.4%
AutoNation, Inc., 3.80%, 11/15/2027		360,000	344,609
L Brands, Inc., 5.63%, 2/15/2022		250,000	259,375
Penske Automotive Group, Inc., 5.50%, 5/15/2026		300,000	294,750
Staples, Inc., 8.50%, 9/15/2025(a)		330,000	305,250

			1,203,984

Technology Hardware, Storage & Peripherals 0.4%
Dell International LLC, 8.35%, 7/15/2046(a)		755,000	958,986
Hewlett Packard Enterprise Co., 2.85%, 10/5/2018		355,000	355,365

			1,314,351

Tobacco 1.0%
Altria Group, Inc., 9.25%, 8/6/2019		434,000	470,441
9.95%, 11/10/2038		55,000	91,030
10.20%, 2/6/2039		272,000	460,215
BAT Capital Corp., (ICE LIBOR USD 3 Month + 0.59%), 2.42%, 8/14/2020(a)(h)		805,000	807,524
Reynolds American, Inc., 6.88%, 5/1/2020		315,000	337,830
4.45%, 6/12/2025		630,000	648,063
8.13%, 5/1/2040		245,000	350,610

			3,165,713

Trading Companies & Distributors 0.2%
H&E Equipment Services, Inc., 5.63%, 9/1/2025		315,000	317,756
United Rentals North America, Inc., 4.88%, 1/15/2028		350,000	337,750

			655,506

Transportation Infrastructure 0.1%
ENA Norte Trust, 4.95%, 4/25/2023(a)		180,147	184,470

Wireless Telecommunication Services 2.0%
America Movil SAB de CV, 5.00%, 10/16/2019		460,000	473,391
C&W Senior Financing DAC, 6.88%, 9/15/2027(a)		545,000	543,637
Digicel Group Ltd., 8.25%, 9/30/2020 (a)		175,000	150,500
7.13%, 4/1/2022(a)(f)		295,000	230,100
Digicel Ltd., 6.75%, 3/1/2023(a)		925,000	833,545
Inmarsat Finance plc, 4.88%, 5/15/2022(a)		375,000	364,688
MTN Mauritius Investment Ltd., 6.50%, 10/13/2026(a)		265,000	278,913
Sprint Communications, Inc., 7.00%, 8/15/2020		335,000	348,400
Sprint Corp., 7.88%, 9/15/2023		430,000	438,600
Sprint Spectrum Co. LLC, 4.74%, 3/20/2025(a)		395,000	396,481
Telefonica Celular del Paraguay SA, 6.75%, 12/13/2022(a)		230,000	234,844
T-Mobile USA, Inc., 6.50%, 1/15/2026		730,000	775,625
Vodafone Group plc, 5.45%, 6/10/2019		910,000	938,402
6.15%, 2/27/2037		230,000	267,354

			6,274,480

Total Corporate Bonds (cost $128,996,341)			127,657,644

Foreign Government Securities 15.9%

	Principal Amount		Value
ANGOLA 0.1%
Republic of Angola,
Reg. S, 7.00%, 8/17/2019		93,750	95,409
9.50%, 11/12/2025(a)		150,000	169,500

			264,909

ARGENTINA 1.2%
Bonos de la Nacion Argentina con Ajuste por CER, 3.75%, 2/8/2019(m)	ARS	4,582,000	239,748
4.00%, 3/6/2020(m)		6,200,000	323,692
Provincia de Buenos Aires, 6.50%, 2/15/2023(a)		$345,000	353,625
Republic of Argentina, 4.63%, 1/11/2023		555,000	535,025
5.88%, 1/11/2028		690,000	648,945
+ 0.00%), 0.00%, 12/15/2035(h)		890,000	74,618
2.29%, 12/31/2038(c)	EUR	165,000	140,235
2.50%, 12/31/2038(c)		$580,000	385,120
6.25%, 11/9/2047	EUR	240,000	273,367
6.88%, 1/11/2048		$960,000	876,000

			3,850,375

BAHRAIN 0.2%
Kingdom of Bahrain, 5.88%, 1/26/2021(a)		470,000	476,815
7.50%, 9/20/2047(a)		285,000	260,062

			736,877

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Foreign Government Securities (continued)

	Principal Amount		Value
BRAZIL 0.8%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2025	BRL	3,459,000	$1,087,372
10.00%, 1/1/2027		4,240,000	1,325,713

			2,413,085

CANADA 0.6%
Canada Government Bond, 2.25%, 6/1/2025	CAD	300,000	235,744
Government of Canada, 2.25%, 6/1/2025		1,360,000	1,068,703
Province of British Columbia, 6.60%, 1/9/2020(a)	INR	8,800,000	134,977
Province of Quebec, 4.50%, 12/1/2020	CAD	650,000	535,681

			1,975,105

CHILE 0.8%
Bonos de la Tesoreria de la Republica en pesos, 4.50%, 3/1/2021	CLP	385,000,000	653,575
4.50%, 3/1/2026		750,000,000	1,248,358
Republic of Chile, 3.86%, 6/21/2047		$250,000	243,625
Tesoreria General de LA Republica, 6.00%, 1/1/2022	CLP	195,000,000	346,862

			2,492,420

COLOMBIA 0.4%
Republic of Colombia, 6.25%, 11/26/2025	COP	1,081,900,000	385,896
7.50%, 8/26/2026		1,201,700,000	461,308
Titulos de Tesoreria, 7.00%, 5/4/2022		907,100,000	340,672

			1,187,876

COSTA RICA 0.1%
Republic of Costa Rica, 7.16%, 3/12/2045(a)		$400,000	416,800

CROATIA 0.3%
Republic of Croatia, 6.75%, 11/5/2019(a)		245,000	259,577
Reg. S, 3.88%, 5/30/2022	EUR	225,000	307,582
6.00%, 1/26/2024(a)(f)		$240,000	264,907

			832,066

DOMINICAN REPUBLIC 0.1%
Dominican Republic Bond, 6.50%, 2/15/2048(a)		225,000	232,875

ECUADOR 0.3%
Republic of Ecuador,
10.50%, 3/24/2020(a)		400,000	428,000
7.88%, 1/23/2028(a)		500,000	481,350

			909,350

EGYPT 0.2%
Arab Republic of Egypt, 5.58%, 2/21/2023(a)		530,000	537,526
7.90%, 2/21/2048(a)		175,000	184,001

			721,527

EL SALVADOR 0.1%
Republic of El Salvador,
Reg. S, 7.38%, 12/1/2019		$260,000	270,377

GERMANY 0.0%†
Federal Republic of Germany,
Reg. S, 2.50%, 8/15/2046	EUR	61,328	100,869

GHANA 0.1%
Republic of Ghana, 8.13%, 1/18/2026(a)(f)		$420,000	450,501

HUNGARY 0.4%
Hungary Government Bond, 1.75%, 10/26/2022	HUF	212,580,000	856,718
6.00%, 11/24/2023		57,700,000	282,601

			1,139,319

INDONESIA 0.7%
Perusahaan Penerbit SBSN Indonesia III, 4.40%, 3/1/2028(a)		$255,000	256,912
Republic of Indonesia, 3.38%, 4/15/2023(a)(f)		460,000	450,327
4.35%, 1/8/2027(a)(f)		210,000	213,311
3.75%, 6/14/2028(a)	EUR	200,000	278,389
8.75%, 5/15/2031	IDR	3,975,000,000	325,824
5.25%, 1/17/2042(a)		$175,000	183,996
5.25%, 1/8/2047(a)		500,000	531,019

			2,239,778

IRELAND 0.2%
Republic of Ireland,
Reg. S, 1.00%, 5/15/2026	EUR	455,000	576,143

ITALY 0.3%
Italy Buoni Poliennali Del Tesoro, 2.00%, 2/1/2028		700,000	878,571

IVORY COAST 0.1%
Republic of Cote d’Ivoire, 5.75%, 12/31/2032(a)(c)		$330,750	317,830

			317,830

KAZAKHSTAN 0.1%
KazAgro National Management Holding JSC, 4.63%, 5/24/2023(a)		255,000	253,604

KENYA 0.2%
Republic of Kenya, 5.88%, 6/24/2019(a)		250,000	256,422
7.25%, 2/28/2028(a)		250,000	261,315
8.25%, 2/28/2048(a)		250,000	267,595

			785,332

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Foreign Government Securities (continued)

	Principal Amount		Value
LEBANON 0.0%†
Lebanon Government Bond, 6.15%, 6/19/2020		$165,000	$164,489

MALAYSIA 0.8%
Malaysia Government Bond, 3.58%, 9/28/2018	MYR	2,533,000	656,401
3.76%, 3/15/2019		1,602,000	416,614
4.06%, 9/30/2024		5,155,000	1,345,295

			2,418,310

MEXICO 0.5%
Mexican Bonos, 8.00%, 12/7/2023	MXN	5,670,000	323,125
10.00%, 11/20/2036		6,500,000	443,952
8.00%, 11/7/2047		9,000,000	516,495
Mexico Government Bond, 3.75%, 1/11/2028		$180,000	174,060

			1,457,632

NETHERLANDS 0.6%
Netherlands Government Bond, Reg. S, 2.50%, 1/15/2033(a)	EUR	1,255,000	1,892,614

NIGERIA 0.1%
Nigeria Government Bond, 7.70%, 2/23/2038(a)		$265,000	278,902

OMAN 0.2%
Oman Government Bond, 4.13%, 1/17/2023(a)		365,000	350,856
6.75%, 1/17/2048(a)		365,000	350,243

			701,099

PAKISTAN 0.1%
Pakistan Government Bond, 7.25%, 4/15/2019(a)		235,000	239,289

PERU 0.3%
Republic of Peru, 5.70%, 8/12/2024(a)	PEN	1,403,000	473,164
8.20%, 8/12/2026(a)		955,000	368,906

			842,070

POLAND 0.3%
Republic of Poland, 2.50%, 7/25/2026	PLN	3,643,000	1,024,316

PORTUGAL 0.5%
Portugal Obrigacoes do Tesouro OT,
Reg. S, 4.95%, 10/25/2023(a)	EUR	425,000	648,444
Reg. S, 5.65%, 2/15/2024(a)		550,000	868,210

			1,516,654

ROMANIA 0.4%
Romania Government Bond, 5.80%, 7/26/2027	RON	4,770,000	1,378,413

RUSSIA 0.9%
Russian Federal Bond - OFZ, 7.50%, 2/27/2019	RUB	20,358,000	360,106
7.05%, 1/19/2028		55,170,000	970,770
4.38%, 3/21/2029(a)		$400,000	394,642
7.70%, 3/23/2033	RUB	49,026,000	894,308
5.25%, 6/23/2047(a)		$400,000	400,000

			3,019,826

SAUDI ARABIA 0.1%
Kingdom of Saudi Arabia, 3.63%, 3/4/2028(a)		100,000	94,965
4.63%, 10/4/2047(a)		220,000	209,825
KSA Sukuk Ltd., 2.89%, 4/20/2022(a)		180,000	175,050

			479,840

SERBIA 0.1%
Republic of Serbia, 7.25%, 9/28/2021(a)		195,000	216,844

SLOVENIA 0.1%
Republic of Slovenia,
Reg. S, 4.63%, 9/9/2024	EUR	157,000	244,663

SOUTH AFRICA 1.0%
Republic of South Africa, 10.50%, 12/21/2026	ZAR	3,399,000	331,897
4.30%, 10/12/2028		$285,000	266,663
7.00%, 2/28/2031	ZAR	7,659,035	574,393
8.88%, 2/28/2035		11,896,000	1,019,001
8.75%, 1/31/2044		11,013,007	914,322

			3,106,276

SOUTH KOREA 0.2%
Export-Import Bank of Korea, 6.90%, 1/8/2021(a)	IDR	2,100,000,000	151,917
6.20%, 8/7/2021(a)	INR	36,000,000	540,740

			692,657

SPAIN 0.5%
Kingdom of Spain, Reg. S, 1.30%, 10/31/2026(a)	EUR	320,000	405,423
Reg. S, 5.15%, 10/31/2028(a)		610,000	1,046,160

			1,451,583

SRI LANKA 0.3%
Democratic Socialist Republic of Sri Lanka, Reg. S, 6.25%, 7/27/2021		$650,000	673,914
5.75%, 1/18/2022(a)		150,000	151,659

			825,573

SWEDEN 0.3%
Sweden Government Bond, 1.00%, 11/12/2026	SEK	6,800,000	848,506

TURKEY 0.3%
Republic of Turkey, 7.00%, 6/5/2020		$450,000	476,788

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Foreign Government Securities (continued)

	Principal Amount		Value
TURKEY (continued)
Republic of Turkey (continued) 11.00%, 3/2/2022	TRY	1,507,000	$354,471
4.25%, 4/14/2026		$125,000	113,827

			945,086

UKRAINE 0.5%
Ukraine Government Bond, Reg. S, 7.75%, 9/1/2021		410,000	429,258
Reg. S, 7.75%, 9/1/2023		400,000	413,813
Reg. S, 7.75%, 9/1/2025		200,000	204,800
Reg. S, 7.75%, 9/1/2026		150,000	153,370
7.38%, 9/25/2032(a)		355,000	342,220
Ukreximbank Via Biz Finance PLC, Reg. S, 9.75%, 1/22/2025		200,000	212,920

			1,756,381

UNITED ARAB EMIRATES 0.0%†
Abu Dhabi Government Bond, 4.13%, 10/11/2047(a)		80,000	74,848

UNITED KINGDOM 0.3%
U.K. Treasury Bonds, Reg. S, 4.75%, 12/7/2030	GBP	133,000	255,393
Reg. S, 4.25%, 6/7/2032		435,000	815,770

			1,071,163

VENEZUELA, BOLIVARIAN REPUBLIC OF 0.1%
Bolivarian Republic of Venezuela, Reg. S, 9.00%, 5/7/2023		$415,000	123,131
Reg. S, 8.25%, 10/13/2024		270,000	79,839
9.25%, 9/15/2027		390,000	123,759

			326,729

ZAMBIA 0.1%
Republic of Zambia, 5.38%, 9/20/2022(a)		155,000	147,219
8.97%, 7/30/2027(a)		170,000	179,222

			326,441

Total Foreign Government Securities (cost $49,178,290)			50,345,793

Loan Participations 4.0%

	Principal Amount		Value
Aerospace & Defense 0.1%
TransDigm, Inc., Term Loan F, (ICE LIBOR USD 1 Month + 2.75%), 4.77%, 6/9/2023(h)		364,854	365,766

Automobiles 0.1%
Navistar, Inc., Term Loan B2, (ICE LIBOR USD 1 Month + 3.50%), 5.21%, 11/6/2024(h)		360,000	361,649

Chemicals 0.6%
MacDermid, Inc., Term loan B6, (ICE LIBOR USD 1 Month + 3.00%), 4.88%, 6/7/2023 (h)		942,131	947,548
PQ Corp., Term Loan B, (ICE LIBOR USD 3 Month + 2.50%), 4.29%, 2/8/2025(h)		907,443	910,701

			1,858,249

Commercial Services & Supplies 0.1%
WideOpenWest Finance LLC, Term Loan B, (ICE LIBOR USD 1 Month + 3.25%), 5.10%, 8/18/2023(h)		369,648	361,102

Communications Equipment 0.1%
Avaya, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.75%), 6.54%, 12/15/2024(h)		359,100	361,344

Diversified Financial Services 0.2%
Coral-US Co-Borrower LLC, Term Loan B, (ICE LIBOR USD 1 Month + 3.25%), 5.13%, 1/7/2026(h)		650,000	651,625

Diversified Telecommunication Services 0.3%
Centurylink, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 2.75%), 4.63%, 1/31/2025(h)		558,600	548,942
Windstream Corp., Term Loan B, (ICE LIBOR USD 1 Month + 4.00%), 5.81%, 3/29/2021(h)		464,139	445,188

			994,130

Electric Utilities 0.1%
Vistra Operations Co. LLC, Term Loan B2, (ICE LIBOR USD 1 Month + 2.25%), 4.07%, 12/14/2023(h)		363,816	365,842

Equity Real Estate Investment Trusts (REITs) 0.2%
Communications Sales & Leasing, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.88%, 10/24/2022(h)		477,740	460,819

Healthcare Providers and Services 0.1%
CHG Healthcare Services, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 3.00%), 4.77%, 6/7/2023(h)		365,982	368,500

Hotels, Restaurants & Leisure 0.1%
Scientific Games Corp. Term Loan B, (ICE LIBOR USD 3 Month + 2.75%), 4.72%, 8/14/2024(h)		398,000	399,266

Insurance 0.2%
Asurion LLC, Term Loan B6, (ICE LIBOR USD 1 Month + 2.75%), 4.63%, 11/3/2023(h)		533,015	536,432

IT Services 0.3%
First Data Corp., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 4.12%, 4/26/2024(h)		917,741	918,778

Media 0.3%
Cengage Learning Inc., Term Loan B1, (ICE LIBOR USD 1 Month + 4.25%), 6.04%, 6/7/2023(h)		342,340	310,906

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Loan Participations (continued)

	Principal Amount	Value
Media (continued)
McGraw-Hill Global Education Holding LLC, 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.00%), 5.88%, 5/4/2022(h)	$373,574	$368,624
William Morris Endeavor Entertainment, LLC, Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 5.13%, 5/6/2021(h)	245,774	247,187

		926,717

Oil, Gas & Consumable Fuels 0.2%
Chesapeake Energy, Term loan, (ICE LIBOR USD 3 Month + 7.50%), 9.44%, 8/23/2021(h)	500,000	530,445

Paper & Forest Products 0.1%
Catalyst Paper Corp., Term Loan, (ICE LIBOR USD 3 Month + 12.00%), 12.00%, 1/1/2100(h)(i)	197,445	197,445

Speciality Retail 0.0%†
J. Crew Group, Inc. Term Loan, (ICE LIBOR USD 1 Month + 3.22%), 5.35%, 3/5/2021(h)	134,691	97,931

Specialty Retail 0.2%
Petco Animal Supplies, Inc., Term Loan B1, (ICE LIBOR USD 3 Month + 3.00%), 4.77%, 1/26/2023(h)	785,965	574,195

Technology Hardware, Storage & Peripherals 0.3%
Dell International LLC, Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 3.88%, 9/7/2023(h)	906,612	907,364

Wireless Telecommunication Services 0.4%
Digicel Intl. Finance Ltd., Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 5.52%, 5/27/2024(h)	447,857	445,340
Sprint Corp., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 2.50%), 4.44%, 2/2/2024(h)	916,436	916,051

		1,361,391

Total Loan Participation (cost $12,887,461)		12,598,990

Mortgage-Backed Securities 11.4%

	Principal Amount	Value
FHLMC Gold Pool
Pool# C90381 7.50%, 11/1/2020	46	48
Pool# C00712 6.50%, 2/1/2029	3,120	3,514
Pool# J32653 3.50%, 8/1/2030	67,715	69,188
Pool# C41531 8.00%, 8/1/2030	1,280	1,333
Pool# J32749 3.50%, 9/1/2030	68,329	69,806
Pool# C42327 8.00%, 9/1/2030	752	843
Pool# C01104 8.00%, 12/1/2030	4,682	5,372
Pool# C49587 8.00%, 3/1/2031	4,641	4,639
Pool# C50477 8.00%, 4/1/2031	11,491	12,003
Pool# C53381 8.00%, 6/1/2031	1,079	1,081
Pool# C69951 6.50%, 8/1/2032	17,000	19,145
Pool# G60085 5.50%, 6/1/2041	177,614	196,051
Pool# Q20545 3.50%, 7/1/2043	287,200	289,378
Pool# G07787 4.00%, 8/1/2044	429,900	444,879
Pool# G60847 4.00%, 1/1/2045	664,032	687,484
Pool# Q37249 3.50%, 11/1/2045	314,307	316,375
Pool# Q38896 4.00%, 2/1/2046	801,828	828,196
Pool# Q39379 4.50%, 3/1/2046	146,190	154,332
Pool# Q50962 3.50%, 9/1/2047	907,014	909,918
Pool# Q52093 3.50%, 11/1/2047	1,506,722	1,511,259
Pool# Q52104 4.00%, 11/1/2047	1,053,872	1,082,928
Pool# G08791 3.00%, 12/1/2047	305,370	298,034
FNMA Pool
Pool# FN0004 3.62%, 12/1/2020	112,208	114,629
Pool# AM9378 3.13%, 7/1/2025	309,880	311,235
Pool# AN2259 2.55%, 7/1/2026	291,335	280,052
Pool# 540017 8.00%, 5/1/2030	993	994
Pool# AZ4471 3.50%, 7/1/2030	109,068	111,294
Pool# AZ6158 3.50%, 9/1/2030	44,652	45,565
Pool# AL6344 5.00%, 2/1/2031	21,721	23,272
Pool# 564993 7.50%, 3/1/2031	6,885	7,008
Pool# 606566 7.50%, 10/1/2031	3,040	3,129
Pool# 642656 7.00%, 7/1/2032	4,825	4,854
Pool# AB0047 4.50%, 4/1/2035	393,404	416,663
Pool# 886574 3.83%, 8/1/2036(b)	44,105	47,187
Pool# 888817 5.50%, 8/1/2037	87,474	96,092
Pool# AL1104 5.50%, 2/1/2038	150,637	165,485
Pool# 995049 5.50%, 2/1/2038	133,449	146,563

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount		Value
FNMA Pool (continued)
Pool# 257231 5.50%, 6/1/2038		$120,406	$131,822
Pool# AE0811 6.00%, 9/1/2039		34,072	38,257
Pool# AC9581 5.50%, 1/1/2040		43,160	47,542
Pool# AL5814 5.50%, 7/1/2040		427,917	471,917
Pool# AB5692 4.00%, 6/1/2042		167,491	172,965
Pool# AB5617 4.00%, 7/1/2042		173,426	178,990
Pool# AL5760 4.00%, 9/1/2043		280,460	290,097
Pool# AS4991 3.50%, 5/1/2045		1,030,326	1,035,393
Pool# AY4204 3.50%, 5/1/2045		489,351	491,756
Pool# AZ9821 3.50%, 9/1/2045		362,058	363,497
Pool# AL7441 3.50%, 10/1/2045		234,918	235,814
Pool# BC0302 4.50%, 3/1/2046		366,478	389,794
Pool# AS6938 4.00%, 4/1/2046		1,287,296	1,329,038
Pool# AS8204 3.50%, 10/1/2046		620,658	623,730
Pool# MA2833 3.00%, 12/1/2046		3,304,695	3,226,020
Pool# BE4223 3.50%, 12/1/2046		240,509	241,504
Pool# MA2956 3.00%, 4/1/2047		1,058,844	1,033,616
Pool# AS9535 4.00%, 5/1/2047		403,508	411,639
Pool# CA0079 4.00%, 7/1/2047		499,148	509,203
Pool# BH6534 4.00%, 7/1/2047		302,969	311,498
Pool# BH2594 3.50%, 8/1/2047		1,372,409	1,377,066
Pool# BH6565 4.00%, 8/1/2047		213,414	219,346
FNMA TBA
3.00%, 4/25/2033		890,000	888,841
4.00%, 9/25/2043		2,085,000	2,139,617
3.00%, 5/25/2044		1,320,000	1,287,413
3.50%, 4/25/2048		3,525,000	3,532,367
4.50%, 4/25/2048		3,104,000	3,250,167
GNMA II Pool
Pool# 82468 2.38%, 1/20/2040(b)		135,038	140,491
Pool# 82483 2.38%, 2/20/2040(b)		42,992	44,655
Pool# 82520 2.62%, 4/20/2040(b)		78,616	81,854
Pool# 82570 3.13%, 6/20/2040(b)		2,325	2,454
Pool# MA1161 5.50%, 7/20/2043		62,776	68,084
Pool# MA1289 5.50%, 9/20/2043		126,436	137,965
Pool# 710035 5.39%, 12/20/2059(b)		1,799	1,804
Pool# 725640 5.29%, 5/20/2060(b)		81,809	83,414
Pool# 710065 4.81%, 2/20/2061(b)		203,916	205,855
Pool# 773443 5.09%, 4/20/2062(b)		96,569	98,377
Pool# 766552 4.78%, 5/20/2062(b)		62,579	63,533
Pool# 765227 4.54%, 11/20/2062(b)		637,912	650,863
Pool# AC0942 4.66%, 1/20/2063(b)		26,874	28,204
Pool# AC0934 4.70%, 1/20/2063(b)		78,053	82,098
Pool# AJ4785 4.70%, 8/20/2064(b)		94,851	95,869
Pool# AS6007 4.55%, 12/20/2066(b)		425,585	457,587
Pool# AY2220 4.51%, 1/20/2067(b)		887,453	955,571

Total Mortgage-Backed Securities (cost $36,780,534)			36,107,415

Municipal Bonds 0.4%

	Principal Amount		Value
Georgia 0.4%
Municipal Electric Authority of Georgia, RB Series A, 6.64%, 4/1/2057		675,000	838,478
Series A, 7.06%, 4/1/2057		440,000	527,696

Total Municipal Bonds (cost $1,116,304)			1,366,174

Supranational 1.3%

	Principal Amount		Value
Africa Finance Corp., 3.88%, 4/13/2024(a)		205,000	197,569
Banque Ouest Africaine de Developpement 5.50%, 5/6/2021(a)		485,000	504,400
5.00%, 7/27/2027(a)		290,000	288,550
Eastern and Southern African Trade and Development Bank, 5.38%, 3/14/2022		215,000	219,107
European Bank for Reconstruction & Development 10.00%, 11/16/2018	IDR	5,060,000,000	375,276
7.38%, 4/15/2019		9,440,000,000	697,192
Inter-American Development Bank 7.00%, 2/4/2019		1,000,000,000	73,002
5.50%, 8/23/2021	INR	4,300,000	64,529
7.88%, 3/14/2023	IDR	3,430,000,000	268,932

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Supranational (continued)

	Principal Amount		Value
International Bank for Reconstruction & Development 3.50%, 1/22/2021	NZD	488,000	$361,108
3.00%, 10/19/2026	AUD	461,000	352,015
International Finance Corp. 5.85%, 11/25/2022	INR	44,000,000	654,584

Total Supranational (cost $4,098,339)			4,056,264

U.S. Treasury Obligations 13.2%

	Principal Amount		Value
U.S. Treasury Bonds 2.75%, 8/15/2047		$3,815,000	3,646,157
2.75%, 11/15/2047(f)		4,095,000	3,914,724
3.00%, 2/15/2048		670,000	673,821
U.S. Treasury Inflation Linked Notes, 0.38%, 1/15/2027(l)		500,000	500,008
U.S. Treasury Notes 2.25%, 2/29/2020(f)		315,000	314,852
2.25%, 3/31/2020		3,500,000	3,498,223
2.63%, 2/28/2023(f)		12,425,000	12,462,857
2.75%, 2/28/2025		3,600,000	3,615,047
2.25%, 11/15/2027(f)		5,415,000	5,186,978
2.75%, 2/15/2028(f)		7,800,000	7,803,961

Total U.S. Treasury Obligations (cost $41,512,366)			41,616,628

Common Stocks 0.4%

	Shares		Value
IT Services 0.1%
iPayment Holdings, Inc.*(i)		265,038	106,015
iPayment, Inc.*(i)		1,697	169,700

			275,715

Oil, Gas & Consumable Fuels 0.2%
Chaparral Energy, Inc., Class A*		12,224	216,976
Chaparral Energy, Inc.*(e)(f)		2,956	68,727
Frontera Energy Corp.*(i)		5,162	144,281
Templar Energy LLC*(e)		6,672	6,672

			436,656

Paper & Forest Products 0.0%†
Catalyst Paper Corp.*(d)(i)		344,368	14,291

Software 0.1%
Avaya Holdings Corp.*		13,834	309,882

Wireless Telecommunication Services 0.0%†
NII Holdings, Inc.*(f)		20,137	42,489

Total Common Stocks (cost $1,469,958)			1,079,033

Preferred Stock 0.0%†

	Shares		Value
Oil, Gas & Consumable Fuels 0.0%†
Templar Energy LLC, 0.00%*(e)(n)		4,172	$37,548

Total Preferred Stock (cost $41,720)			37,548

Short-Term Investments 6.8%

	Shares		Value
Money Market Fund 3.8%
Fidelity Investments Money Market Prime Money Market Portfolio - Institutional Class, 1.74%(o)		11,776,758	11,779,113

	Principal Amount		Value
U.S. Treasury Obligation 3.0%
U.S. Treasury Bills, 1.64%, 4/12/2018		$9,545,000	9,540,662

Total Short-Term Investments (cost $21,320,185)			21,319,775

Repurchase Agreements 2.0%

	Principal Amount		Value
ML Pierce Fenner & Smith, Inc.1.81%, dated 3/29/2018, due 4/2/2018, repurchase price $3,919,265, collateralized by U.S. Government Agency Securities, ranging from 1.92% - 4.00%, maturing 2/25/2031 - 3/1/2059; total market value $3,996,846.(p)		3,918,477	3,918,477
Nomura Securities International, Inc.1.80%, dated 3/29/2018, due 4/2/2018, repurchase price $1,000,200, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 7.88%, maturing 4/26/2018 - 2/15/2048; total market value $1,020,000.(p)		1,000,000	1,000,000
RBS Securities, Inc.1.75%, dated 3/29/2018, due 4/5/2018, repurchase price $1,500,511, collateralized by U.S. Government Treasury Securities, ranging from 1.00% - 8.75%, maturing 11/30/2019 - 2/15/2048; total market value $1,530,008.(p)		1,500,000	1,500,000

Total Repurchase Agreements (cost $6,418,477)			6,418,477

Total Investments (cost $335,241,943) — 105.8%			$334,225,842
Liabilities in excess of other assets — (5.8)%			(18,258,897)

NET ASSETS — 100.0%			$315,966,945

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2018 was $93,348,084 which represents 29.54% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2018.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2018.
(d)	Illiquid security.
(e)	Value determined using significant unobservable inputs.
(f)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $35,052,738, which was collateralized by cash used to purchase repurchase agreements with a total value of $6,418,477 and by $29,790,237 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% — 9.13%, and maturity dates ranging from 3/31/2018 — 2/15/2048 a total value of $36,208,714.
(g)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2018. The maturity date reflects the next call date.
(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2018.
(i)	Fair valued security.
(j)	PIK-- Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the PIK rate.
(k)	Security in default.
(l)	PIK-- Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(m)	Principal amounts are not adjusted for inflation.
(n)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of March 31, 2018.
(o)	Represents 7-day effective yield as of March 31, 2018.
(p)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2018 was $6,418,477.
†	Amount rounds to less than 0.1%.

Currency:
ARS	Argentina Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysia Ringgit
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Poland New Zloty
RON	Romanian Leu
RUB	Russia Ruble
SEK	Swedish Krona
TRY	Turkish Lira
USD	United States Dollar
ZAR	South Africa Rand
ACES	Alternative Credit Enhancement Services
FDIC	Federal Deposit Insurance Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
RB	Revenue Bond
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
TBA	To Be Announced; Security is subject to delayed delivery

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Forward foreign currency contracts outstanding as of March 31, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
COP	3,461,535,000	USD	1,215,000	Standard Chartered Bank**	4/16/2018	23,651
PEN	1,368,124	USD	422,000	Standard Chartered Bank**	4/23/2018	1,778
MXN	19,412,256	USD	1,054,000	TD Bank	4/26/2018	10,035
USD	943,244	AUD	1,218,189	HSBC Bank plc	4/26/2018	7,611
USD	2,879,010	EUR	2,312,721	Bank of America NA	4/26/2018	28,673
USD	1,264,120	NZD	1,733,155	HSBC Bank plc	4/26/2018	11,630

Total unrealized appreciation						83,378

IDR	5,816,250,000	USD	423,000	JPMorgan Chase Bank**	4/16/2018	(973)
USD	846,000	COP	2,371,338,000	JPMorgan Chase Bank**	4/16/2018	(2,543)
USD	422,000	PEN	1,375,087	Standard Chartered Bank**	4/23/2018	(3,935)
EUR	606,626	USD	756,099	Bank of America NA	4/26/2018	(8,456)
GBP	516,528	USD	734,663	Bank of America NA	4/26/2018	(9,269)
HUF	127,006,028	USD	506,406	TD Bank	4/26/2018	(5,404)
JPY	649,085,752	USD	6,182,711	Standard Chartered Bank	4/26/2018	(73,738)
PLN	3,915,464	USD	1,153,283	TD Bank	4/26/2018	(9,105)
USD	1,260,904	CAD	1,624,234	Standard Chartered Bank	4/26/2018	(371)

Total unrealized depreciation						(113,794)

Net unrealized depreciation						(30,416)

**	Non-deliverable forward.

Currency:
AUD	Australian Dollar
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Poland New Zloty
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$11,760,704	$—	$11,760,704
Collateralized Mortgage Obligations	—	8,813,639	2,193	8,815,832
Commercial Mortgage-Backed Securities	—	11,045,565	—	11,045,565
Common Stocks
IT Services	—	275,715	—	275,715
Oil, Gas & Consumable Fuels	216,976	144,281	75,399	436,656
Paper & Forest Products	—	14,291	—	14,291
Software	309,882	—	—	309,882
Wireless Telecommunication Services	42,489	—	—	42,489

Total Common Stocks	569,347	434,287	75,399	1,079,033

Corporate Bonds	—	127,657,644	—	127,657,644
Foreign Government Securities	—	50,345,793	—	50,345,793
Forward Foreign Currency Contracts	—	83,378	—	83,378
Loan Participations	—	12,598,990	—	12,598,990
Mortgage-Backed Securities	—	36,107,415	—	36,107,415
Municipal Bonds	—	1,366,174	—	1,366,174
Preferred Stock	—	—	37,548	37,548
Repurchase Agreements	—	6,418,477	—	6,418,477
Short-Term Investments
Money market Fund	11,779,113	—	—	11,779,113
U.S. Treasury Obligation	—	9,540,662	—	9,540,662

Total Short-Term Investments	11,779,113	9,540,662	—	21,319,775

Supranational	—	4,056,264	—	4,056,264
U.S. Treasury Obligations	—	41,616,628	—	41,616,628

Total Assets	$12,348,460	$321,845,620	$115,140	$334,309,220

Liabilities:
Forward Foreign Currency Contracts	$—	$(113,794)	$—	$(113,794)
Total Liabilities	$—	$(113,794)	$—	$(113,794)

Total	$12,348,460	$321,731,826	$115,140	$334,195,426

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

	Collateralized Mortgage Obligations	Common Stocks	Preferred Stocks	Total
Balance as of 12/31/2017	$2,454	$88,291	$38,591	$129,336
Accrued Accretion/(Amortization)	—	—	—	—
Realized Gains (Losses)	521	—	—	521
Change in Unrealized Appreciation/Depreciation	(261)	(12,892)	(1,043)	(14,196)
Purchases	—	—	—	—
Sales	(521)	—	—	(521)
Transfers Into Level 3	—	—	—	—
Transfers Out of Level 3	—	—	—	—

Balance as of 3/31/2018	$2,193	$75,399	$37,548	$115,140

Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 3/31/2018	$(261)	$(12,892)	$(1,043)	$(14,196)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and to express outright views on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2018

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$83,378

Total		$83,378

Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(113,794)

Total		$(113,794)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks 96.6%

	Shares	Value
ARGENTINA 0.2%
Banks 0.2%
Grupo Supervielle SA, ADR	61,048	$1,852,196

AUSTRALIA 4.6%
Beverages 0.4%
Treasury Wine Estates Ltd.	313,760	4,097,584

Biotechnology 0.7%
CSL Ltd.	53,055	6,379,680

Commercial Services & Supplies 1.4%
Brambles Ltd.	1,575,237	12,123,275

Containers & Packaging 1.7%
Amcor Ltd.	1,351,735	14,833,810

Hotels, Restaurants & Leisure 0.3%
Aristocrat Leisure Ltd.	170,110	3,171,353

Professional Services 0.1%
ALS Ltd.	213,540	1,224,642

		41,830,344

BELGIUM 0.5%
Biotechnology 0.2%
Galapagos NV*	20,820	2,087,789

Chemicals 0.3%
Umicore SA	49,690	2,636,062

		4,723,851

BRAZIL 4.5%
Banks 1.4%
Banco Bradesco SA, ADR*	1,045,911	12,425,423

Capital Markets 1.6%
B3 SA - Brasil Bolsa Balcao*	1,813,932	14,664,418

Diversified Consumer Services 0.9%
Kroton Educacional SA	2,106,816	8,678,822

IT Services 0.3%
Cielo SA	416,477	2,610,038

Multiline Retail 0.3%
Magazine Luiza SA	108,300	3,211,817

		41,590,518

CANADA 8.0%
Aerospace & Defense 0.2%
Bombardier, Inc., Class B*	601,030	1,749,418

Banks 0.2%
Canadian Western Bank(a)	61,510	1,577,914

Energy Equipment & Services 0.2%
Trican Well Service Ltd.*	941,580	2,192,525

Food Products 0.3%
Premium Brands Holdings Corp.	32,500	2,989,289

Insurance 0.9%
Fairfax Financial Holdings Ltd.	5,723	2,901,013
Great-West Lifeco, Inc.	216,584	5,527,443

		8,428,456

IT Services 2.2%
CGI Group, Inc., Class A*	345,348	19,916,448

Leisure Products 0.3%
BRP, Inc.	70,402	2,703,839

Metals & Mining 0.4%
Arizona Mining, Inc.*	275,660	866,553
Kirkland Lake Gold Ltd.	109,170	1,692,184
Trevali Mining Corp.*	807,540	814,842

		3,373,579

Oil, Gas & Consumable Fuels 2.4%
Cenovus Energy, Inc.	443,816	3,778,990
Parex Resources, Inc.*	105,440	1,482,961
PrairieSky Royalty Ltd.	357,366	7,813,871
Suncor Energy, Inc.	256,321	8,851,415

		21,927,237

Road & Rail 0.8%
Canadian National Railway Co.	97,495	7,125,493

Specialty Retail 0.1%
Sleep Country Canada Holdings, Inc. Reg. S(b)	47,860	1,267,128

		73,251,326

CHINA 2.3%
Automobiles 0.2%
Brilliance China Automotive Holdings Ltd.	740,000	1,556,440

Beverages 0.4%
China Resources Beer Holdings Co. Ltd.	738,000	3,227,243

Construction Materials 0.1%
China Resources Cement Holdings Ltd.	882,000	769,642

Electronic Equipment, Instruments & Components 0.1%
Sunny Optical Technology Group Co. Ltd.	64,200	1,211,266

Hotels, Restaurants & Leisure 0.2%
China Lodging Group Ltd., ADR	15,886	2,092,345

Internet Software & Services 1.0%
58.com, Inc., ADR*	23,470	1,874,314
Baidu, Inc., ADR*	26,423	5,897,350
SINA Corp.*	15,453	1,611,284

		9,382,948

Textiles, Apparel & Luxury Goods 0.3%
Shenzhou International Group Holdings Ltd.	252,000	2,684,981

		20,924,865

DENMARK 2.4%
Beverages 1.6%
Carlsberg A/S, Class B	118,476	14,157,752

Insurance 0.1%
Topdanmark A/S*	25,951	1,229,025

Road & Rail 0.7%
DSV A/S	78,730	6,208,607

		21,595,384

FRANCE 7.6%
Beverages 1.4%
Pernod Ricard SA	74,933	12,482,672

Chemicals 0.3%
Arkema SA	18,727	2,445,416

Construction & Engineering 1.2%
Eiffage SA	21,420	2,440,079
Vinci SA	91,257	8,985,266

		11,425,345

Electrical Equipment 1.9%
Schneider Electric SE	208,169	18,310,725

Gas Utilities 0.3%
Rubis SCA	33,170	2,397,080

Health Care Equipment & Supplies 0.9%
Essilor International Cie Generale d’Optique SA	59,610	8,046,691

Media 0.8%
Vivendi SA	277,462	7,181,424

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (continued)

	Shares	Value
FRANCE (continued)
Professional Services 0.2%
Teleperformance	11,340	$1,759,597

Semiconductors & Semiconductor Equipment 0.1%
SOITEC*	16,540	1,201,976

Software 0.4%
Ubisoft Entertainment SA*	42,236	3,567,787

Specialty Retail 0.1%
Fnac Darty SA*	10,060	1,078,548

		69,897,261

GERMANY 9.6%
Air Freight & Logistics 1.1%
Deutsche Post AG (Registered)	240,517	10,517,644

Capital Markets 2.5%
Deutsche Boerse AG	162,223	22,098,929

Chemicals 0.2%
Wacker Chemie AG	13,376	2,197,851

Industrial Conglomerates 0.3%
Rheinmetall AG	19,860	2,823,499

Insurance 1.7%
Allianz SE (Registered)	67,837	15,330,786

Internet Software & Services 0.3%
United Internet AG (Registered)	40,550	2,553,757

IT Services 0.4%
Wirecard AG	30,090	3,556,888

Machinery 0.8%
GEA Group AG	133,326	5,671,917
KION Group AG	21,724	2,027,300

		7,699,217

Software 2.0%
SAP SE	166,564	17,430,266

Textiles, Apparel & Luxury Goods 0.1%
HUGO BOSS AG	13,260	1,155,671

Wireless Telecommunication Services 0.2%
1&1 Drillisch AG	22,325	1,503,809

		86,868,317

HONG KONG 3.9%
Food Products 0.5%
WH Group Ltd. Reg. S(b)	4,684,500	5,035,349

Hotels, Restaurants & Leisure 1.8%
Galaxy Entertainment Group Ltd.	1,313,000	12,035,947
Melco Resorts & Entertainment Ltd., ADR	115,376	3,343,596

		15,379,543

Industrial Conglomerates 1.6%
CK Hutchison Holdings Ltd.	1,248,588	15,011,268

		35,426,160

INDIA 0.7%
Banks 0.2%
Yes Bank Ltd.	364,950	1,731,340

Construction Materials 0.1%
Dalmia Bharat Ltd.	26,340	1,176,188

IT Services 0.2%
Vakrangee Ltd.	484,760	1,680,181

Thrifts & Mortgage Finance 0.2%
Indiabulls Housing Finance Ltd.	115,900	2,233,676

		6,821,385

INDONESIA 0.2%
Oil, Gas & Consumable Fuels 0.2%
United Tractors Tbk. PT	756,500	1,765,256

IRELAND 0.2%
IT Services 0.2%
Keywords Studios plc	66,432	1,393,087

ISRAEL 0.5%
Chemicals 0.3%
Frutarom Industries Ltd.	25,990	2,389,154

Software 0.2%
Nice Ltd., ADR*	26,530	2,491,963

		4,881,117

ITALY 1.9%
Banks 1.6%
FinecoBank Banca Fineco SpA	59,600	717,984
Intesa Sanpaolo SpA	2,314,663	8,441,076
Mediobanca Banca di Credito Finanziario SpA	477,576	5,621,877

		14,780,937

Machinery 0.2%
Industria Macchine Automatiche SpA	17,680	1,725,187

Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA	33,800	1,288,875

		17,794,999

JAPAN 8.0%
Auto Components 0.1%
Ichikoh Industries Ltd.	97,400	1,054,507

Banks 0.1%
Bank of Kyoto Ltd. (The)	21,800	1,216,973

Beverages 0.7%
Asahi Group Holdings Ltd.	92,500	4,926,437
Coca-Cola Bottlers Japan Holdings, Inc	44,600	1,842,178

		6,768,615

Building Products 0.2%
Sanwa Holdings Corp.	174,900	2,256,827

Chemicals 0.2%
Tokai Carbon Co. Ltd.	126,400	1,961,246

Construction & Engineering 0.1%
Penta-Ocean Construction Co. Ltd.	170,500	1,248,245

Electronic Equipment, Instruments & Components 1.0%
Anritsu Corp.	134,700	1,663,416
Hosiden Corp.	93,300	1,191,624
Keyence Corp.	8,248	5,119,101
Topcon Corp.	48,142	939,720

		8,913,861

Internet Software & Services 0.8%
Yahoo Japan Corp.	1,624,900	7,543,824

Machinery 1.8%
Daifuku Co. Ltd.	24,000	1,436,775
FANUC Corp.	27,700	7,018,391
Hitachi Construction Machinery Co. Ltd.	41,200	1,589,455
THK Co. Ltd.	73,200	3,026,925
Tsubaki Nakashima Co. Ltd.	99,900	2,587,514

		15,659,060

Media 0.1%
Vector, Inc.	41,200	950,963

Metals & Mining 0.1%
Mitsui Mining & Smelting Co. Ltd.	26,700	1,211,983

Multiline Retail 0.4%
Don Quijote Holdings Co. Ltd.	54,800	3,146,732
Seria Co. Ltd.	12,200	616,851

		3,763,583

Personal Products 1.2%
Kao Corp.	106,600	7,995,625

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Personal Products (continued)
Kose Corp.	9,100	$1,904,582

		9,900,207

Professional Services 0.2%
Outsourcing, Inc.	85,400	1,526,534

Road & Rail 0.2%
Seino Holdings Co. Ltd.	102,800	1,891,663

Semiconductors & Semiconductor Equipment 0.3%
SUMCO Corp.	115,300	3,023,232

Tobacco 0.5%
Japan Tobacco, Inc.	146,900	4,232,841

		73,124,164

KAZAKHSTAN 0.1%
Metals & Mining 0.1%
KAZ Minerals plc*	58,380	704,282

MEXICO 1.5%
Beverages 1.5%
Fomento Economico Mexicano SAB de CV, ADR	154,206	14,099,055

NETHERLANDS 3.8%
Banks 0.8%
ING Groep NV	409,156	6,910,535

Capital Markets 0.3%
Euronext NV Reg. S(b)	32,290	2,363,129

IT Services 0.2%
InterXion Holding NV*	35,522	2,206,271

Metals & Mining 0.2%
AMG Advanced Metallurgical Group NV	41,540	1,858,040

Oil, Gas & Consumable Fuels 0.7%
Royal Dutch Shell plc, Class B	191,197	6,161,307

Professional Services 1.4%
Wolters Kluwer NV	255,606	13,612,747

Semiconductors & Semiconductor Equipment 0.2%
BE Semiconductor Industries NV	16,260	1,666,880

		34,778,909

NEW ZEALAND 0.3%
Food Products 0.3%
a2 Milk Co. Ltd.*	286,490	2,547,865

NORWAY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Aker BP ASA	41,010	1,109,350

PORTUGAL 0.1%
Banks 0.1%
Banco Comercial Portugues SA, Class R*	3,126,080	1,048,517

RUSSIA 0.2%
Internet Software & Services 0.2%
Yandex NV, Class A*	54,130	2,135,429

SINGAPORE 1.9%
Banks 1.5%
United Overseas Bank Ltd.	646,962	13,642,531

Electronic Equipment, Instruments & Components 0.4%
Venture Corp. Ltd.	186,000	4,016,916

		17,659,447

SOUTH AFRICA 0.2%
Banks 0.1%
Capitec Bank Holdings Ltd.	21,520	1,585,178

Trading Companies & Distributors 0.1%
Barloworld Ltd.	49,597	696,970

		2,282,148

SOUTH KOREA 2.9%
Building Products 0.0%†
Finetex EnE, Inc.*(c)(d)	92,298	309,998

Insurance 0.2%
ING Life Insurance Korea Ltd. Reg. S(b)	33,040	1,384,029

Internet Software & Services 1.6%
NAVER Corp.	19,941	14,816,841

Semiconductors & Semiconductor Equipment 0.1%
Koh Young Technology, Inc.	5,680	531,817

Specialty Retail 0.2%
Hotel Shilla Co. Ltd.	24,900	2,240,276

Technology Hardware, Storage & Peripherals 0.8%
Samsung Electronics Co. Ltd.	3,290	7,596,107

		26,879,068

SPAIN 1.6%
Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg. S(b)	89,461	2,391,377

IT Services 1.2%
Amadeus IT Group SA	156,184	11,546,279

Paper & Forest Products 0.1%
Ence Energia y Celulosa SA	136,650	1,030,750

		14,968,406

SWEDEN 2.1%
Auto Components 0.2%
Dometic Group AB(b)	228,270	2,086,913

Diversified Financial Services 1.9%
Investor AB, Class B	383,598	17,075,035

		19,161,948

SWITZERLAND 6.2%
Airlines 0.2%
Wizz Air Holdings plc Reg. S*(b)	37,540	1,717,013

Capital Markets 2.5%
GAM Holding AG*	107,240	1,804,399
Julius Baer Group Ltd.*	191,249	11,776,158
Partners Group Holding AG	3,140	2,336,899
UBS Group AG (Registered)*	357,724	6,298,871

		22,216,327

Chemicals 0.4%
Sika AG	450	3,527,188

Health Care Equipment & Supplies 0.2%
Straumann Holding AG (Registered)	3,517	2,217,501

Life Sciences Tools & Services 0.3%
Lonza Group AG (Registered)*	12,118	2,858,500

Machinery 0.2%
Georg Fischer AG (Registered)	1,400	1,874,812

Marine 0.5%
Kuehne + Nagel International AG (Registered)	31,860	5,016,686

Pharmaceuticals 0.8%
Novartis AG (Registered)	95,166	7,699,124

Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA (Registered)	18,987	696,382

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (continued)

	Shares	Value
SWITZERLAND (continued)
Textiles, Apparel & Luxury Goods 1.0%
Cie Financiere Richemont SA (Registered)	102,760	$9,230,960

		57,054,493

TAIWAN 2.6%
Diversified Financial Services 0.4%
Chailease Holding Co. Ltd.	1,046,000	3,695,099

Semiconductors & Semiconductor Equipment 2.2%
Macronix International*	2,010,386	3,447,519
Taiwan Semiconductor Manufacturing Co. Ltd.	2,033,629	17,157,894

		20,605,413

		24,300,512

THAILAND 1.5%
Banks 1.3%
Kasikornbank PCL, NVDR	1,780,600	12,071,864

Specialty Retail 0.2%
Beauty Community PCL	2,402,800	1,636,701

		13,708,565

TURKEY 0.9%
Banks 0.9%
Akbank Turk A/S	3,317,711	8,030,857

UNITED ARAB EMIRATES 0.4%
Energy Equipment & Services 0.2%
Borr Drilling Ltd.*	420,590	2,087,567

Health Care Providers & Services 0.2%
NMC Health plc	42,240	2,018,614

		4,106,181

UNITED KINGDOM 12.8%
Banks 1.2%
Lloyds Banking Group plc	12,024,499	10,926,670

Beverages 0.1%
Fevertree Drinks plc	14,920	551,632

Capital Markets 0.3%
Intermediate Capital Group plc	215,080	2,967,870

Diversified Financial Services 0.6%
Standard Life Aberdeen plc	1,021,588	5,162,564

Equity Real Estate Investment Trusts (REITs) 0.3%
Segro plc	310,960	2,625,756

Health Care Equipment & Supplies 0.9%
Smith & Nephew plc	424,667	7,938,687

Hotels, Restaurants & Leisure 1.2%
Compass Group plc	533,093	10,893,320

Household Products 1.1%
Reckitt Benckiser Group plc	120,396	10,202,223

Insurance 0.1%
Beazley plc	104,040	837,013

Life Sciences Tools & Services 0.1%
Clinigen Group plc	42,441	531,656

Machinery 0.5%
CNH Industrial NV	372,080	4,603,354

Media 1.1%
Informa plc	990,355	9,993,793

Multiline Retail 0.2%
B&M European Value Retail SA	355,142	1,952,272

Personal Products 1.3%
Unilever NV, CVA	214,411	12,120,322

Professional Services 1.4%
RELX plc	627,457	12,910,274

Tobacco 1.8%
British American Tobacco plc	292,870	17,001,432

Trading Companies & Distributors 0.6%
Ashtead Group plc	187,880	5,123,195

		116,342,033

UNITED STATES 2.1%
Capital Markets 0.3%
Burford Capital Ltd.	150,559	2,835,303

Semiconductors & Semiconductor Equipment 1.8%
Broadcom Ltd.	71,649	16,884,087

		19,719,390

ZAMBIA 0.2%
Metals & Mining 0.2%
First Quantum Minerals Ltd.	162,860	2,286,752

Total Common Stocks (cost $727,577,269)		886,663,437

Short-Term Investment 0.5%

	Principal Amount	Value
Money Market Fund 0.5%
Fidelity Investments Money Market Prime Money Market Portfolio - Institutional Class, 1.74% (e)	$4,604,721	4,605,642

Total Short-Term Investment (cost $4,606,103)		4,605,642

Total Investments (cost $732,183,372) — 97.1%		891,269,079
Other assets in excess of liabilities — 2.9%		26,708,199

NET ASSETS — 100.0%		$917,977,278

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager International Growth Fund

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $1,537,690, which was collateralized by $1,689,005 in the form of U.S Government Treasury Securities, interest rates ranging from 1.63% - 3.63%, and maturity dates ranging from 2/15/2020 - 11/15/2025.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2018 was $16,244,938 which represents 1.77% of net assets.
(c)	Fair valued security.
(d)	Illiquid security (unaudited).
(e)	Represents 7-day effective yield as of March 31, 2018.
†	Amount rounds to less than 0.1%.POI - Ind & Asset Types

ADR	American Depositary Receipt
CVA	Dutch Certification
NVDR	Non-Voting Depositary Receipt
Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager International Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1(a)	Level 2(a)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$1,749,418	$—	$—	$1,749,418
Air Freight & Logistics	—	10,517,644	—	10,517,644
Airlines	—	1,717,013	—	1,717,013
Auto Components	1,054,507	2,086,913	—	3,141,420
Automobiles	—	1,556,440	—	1,556,440
Banks	25,103,363	62,697,572	—	87,800,935
Beverages	20,867,670	34,516,883	—	55,384,553
Biotechnology	—	8,467,469	—	8,467,469
Building Products	2,256,827	309,998	—	2,566,825
Capital Markets	14,664,418	52,481,558	—	67,145,976
Chemicals	1,961,246	13,195,671	—	15,156,917
Commercial Services & Supplies	—	12,123,275	—	12,123,275
Construction & Engineering	1,248,245	11,425,345	—	12,673,590
Construction Materials	—	1,945,830	—	1,945,830
Containers & Packaging	—	14,833,810	—	14,833,810
Diversified Consumer Services	8,678,822	—	—	8,678,822
Diversified Financial Services	3,695,099	22,237,599	—	25,932,698
Diversified Telecommunication Services	—	2,391,377	—	2,391,377
Electrical Equipment	—	18,310,725	—	18,310,725
Electronic Equipment, Instruments & Components	8,913,861	5,228,182	—	14,142,043
Energy Equipment & Services	2,192,525	2,087,567	—	4,280,092

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager International Growth Fund

	Level 1(a)	Level 2(a)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs)	$—	$2,625,756	$—	$2,625,756
Food Products	2,989,289	7,583,214	—	10,572,503
Gas Utilities	—	2,397,080	—	2,397,080
Health Care Equipment & Supplies	—	18,202,879	—	18,202,879
Health Care Providers & Services	—	2,018,614	—	2,018,614
Hotels, Restaurants & Leisure	5,435,941	26,100,620	—	31,536,561
Household Products	—	10,202,223	—	10,202,223
Industrial Conglomerates	—	17,834,767	—	17,834,767
Insurance	9,812,485	17,396,824	—	27,209,309
Internet Software & Services	33,879,042	2,553,757	—	36,432,799
IT Services	24,732,757	18,176,435	—	42,909,192
Leisure Products	2,703,839	—	—	2,703,839
Life Sciences Tools & Services	—	3,390,156	—	3,390,156
Machinery	15,659,060	15,902,570	—	31,561,630
Marine	—	5,016,686	—	5,016,686
Media	950,963	17,175,217	—	18,126,180
Metals & Mining	6,872,314	2,562,322	—	9,434,636
Multiline Retail	6,975,400	1,952,272	—	8,927,672
Oil, Gas & Consumable Fuels	21,927,237	9,035,913	—	30,963,150
Paper & Forest Products	—	1,030,750	—	1,030,750
Personal Products	9,900,207	12,120,322	—	22,020,529
Pharmaceuticals	—	7,699,124	—	7,699,124
Professional Services	1,526,534	29,507,260	—	31,033,794
Road & Rail	9,017,156	6,208,607	—	15,225,763
Semiconductors & Semiconductor Equipment	41,044,549	2,868,856	—	43,913,405
Software	2,491,963	20,998,053	—	23,490,016
Specialty Retail	3,507,404	2,715,249	—	6,222,653
Technology Hardware, Storage & Peripherals	7,596,107	696,382	—	8,292,489
Textiles, Apparel & Luxury Goods	—	14,360,487	—	14,360,487
Thrifts & Mortgage Finance	—	2,233,676	—	2,233,676
Tobacco	4,232,841	17,001,432	—	21,234,273
Trading Companies & Distributors	—	5,820,165	—	5,820,165
Wireless Telecommunication Services	—	1,503,809	—	1,503,809

Total Common Stocks	$303,641,089	$583,022,348	$—	$886,663,437

Short-Term Investment	$4,605,642	$—	$—	$4,605,642

Total	$308,246,731	$583,022,348	$—	$891,269,079

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the period ended March 31, 2018, there were Twenty-eight transfers of international common stocks from Level 2 to Level 1. The market value at the time of the transfer was $115,357,341. The investments were previously valued using the last quoted sales price from the local exchange on which they traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At March 31, 2018, the Fund valued these securities at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks 98.6%

	Shares	Value
AUSTRALIA 5.1%
Airlines 0.4%
Qantas Airways Ltd.	1,020,000	$4,588,875

Banks 0.7%
Australia & New Zealand Banking Group Ltd.	303,640	6,299,638
Bank of Queensland Ltd.	50,683	429,894
Bendigo & Adelaide Bank Ltd.(a)	58,124	442,514
National Australia Bank Ltd.	9,142	201,152

		7,373,198

Beverages 0.4%
Coca-Cola Amatil Ltd.	664,184	4,444,575

Capital Markets 0.4%
Macquarie Group Ltd.	52,400	4,180,625

Chemicals 0.1%
Incitec Pivot Ltd.	223,262	606,205

Construction Materials 0.1%
Boral Ltd.	122,870	706,872

Diversified Financial Services 0.1%
Challenger Ltd.	175,582	1,567,980

Health Care Providers & Services 0.4%
Healthscope Ltd.(a)	147,549	220,215
Sonic Healthcare Ltd.	254,329	4,483,630

		4,703,845

Hotels, Restaurants & Leisure 0.1%
Crown Resorts Ltd.	25,832	253,404
Star Entertainment Grp Ltd. (The)	145,651	597,351
Tabcorp Holdings Ltd.	100,238	339,852

		1,190,607

Insurance 0.1%
QBE Insurance Group Ltd.	92,659	688,279
Suncorp Group Ltd.	77,117	793,246

		1,481,525

Metals & Mining 1.5%
BHP Billiton Ltd.	188,268	4,164,553
BHP Billiton plc, ADR	87,457	3,474,667
BlueScope Steel Ltd.	116,801	1,373,514
Fortescue Metals Group Ltd.	385,867	1,291,538
Newcrest Mining Ltd.	25,455	382,683
South32 Ltd.	2,084,686	5,196,326
South32 Ltd., ADR	7,695	95,726

		15,979,007

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.(a)	51,231	146,645

Oil, Gas & Consumable Fuels 0.7%
Oil Search Ltd.	61,093	337,581
Origin Energy Ltd.*	195,295	1,319,655
Santos Ltd.*	273,013	1,072,923
Whitehaven Coal Ltd.	106,521	368,460
Woodside Petroleum Ltd.	175,297	3,960,430

		7,059,049

Real Estate Management & Development 0.1%
LendLease Group	111,884	1,496,411

		55,525,419

AUSTRIA 0.1%
Banks 0.1%
Raiffeisen Bank International AG*	13,694	533,548

Electric Utilities 0.0%†
Verbund AG	2,922	84,956

Metals & Mining 0.0%†
voestalpine AG	2,706	142,000

		760,504

BELGIUM 1.7%
Banks 0.8%
KBC Group NV	99,467	8,670,128

Chemicals 0.2%
Solvay SA	14,530	2,020,287

Diversified Financial Services 0.5%
Groupe Bruxelles Lambert SA	47,525	5,434,379

Insurance 0.1%
Ageas	22,714	1,174,296

Pharmaceuticals 0.1%
UCB SA	13,455	1,097,573

		18,396,663

BRAZIL 0.6%
Aerospace & Defense 0.6%
Embraer SA, ADR(a)	263,400	6,848,400

CANADA 3.7%
Auto Components 0.3%
Linamar Corp.	6,121	334,378
Magna International, Inc.	45,385	2,557,445

		2,891,823

Banks 0.4%
Bank of Montreal *	62,377	4,713,830

Capital Markets 0.0%†
TMX Group Ltd.	1,627	94,398

Chemicals 0.1%
Nutrien Ltd.	11,461	541,670

Construction & Engineering 0.0%†
WSP Global, Inc.	3,438	158,351

Diversified Financial Services 0.0%†
Element Fleet Management Corp.	9,300	29,957

Food & Staples Retailing 0.0%†
Empire Co. Ltd., Class A	19,820	397,831

Insurance 0.7%
Fairfax Financial Holdings Ltd.	1,769	896,713
Industrial Alliance Insurance & Financial Services, Inc.	25,256	1,038,979
Manulife Financial Corp.	150,840	2,800,554
Manulife Financial Corp.	12,542	233,030
Sun Life Financial, Inc.	60,553	2,489,939

		7,459,215

Metals & Mining 0.7%
Barrick Gold Corp.	45,237	563,553
Goldcorp, Inc.	101,843	1,407,470
IAMGOLD Corp.*	29,111	150,938
Kinross Gold Corp.*	279,967	1,106,091
Lundin Mining Corp.	108,900	714,251
Teck Resources Ltd., Class B	112,568	2,899,124
Turquoise Hill Resources Ltd.*	70,880	216,763
Wheaton Precious Metals Corp.	12,834	261,491
Yamana Gold, Inc.(a)	55,956	154,619

		7,474,300

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Value
CANADA (continued)
Oil, Gas & Consumable Fuels 1.5%
ARC Resources Ltd.(a)	24,859	$270,905
Cameco Corp.	53,272	484,197
Canadian Natural Resources Ltd.	67,196	2,114,658
Cenovus Energy, Inc.	71,205	607,831
Crescent Point Energy Corp.(a)	135,996	924,713
Enbridge Income Fund Holdings, Inc.	10,400	225,380
Encana Corp.	125,749	1,383,150
Husky Energy, Inc.	47,736	683,240
Imperial Oil Ltd.(a)	17,284	458,026
Suncor Energy, Inc.	236,468	8,165,840
Tourmaline Oil Corp.(a)	43,705	741,223
Whitecap Resources, Inc.	47,200	288,692

		16,347,855

		40,109,230

CHILE 0.0%†
Metals & Mining 0.0%†
Antofagasta plc	25,399	328,804

CHINA 1.0%
Water Utilities 0.5%
Guangdong Investment Ltd.	3,244,000	5,139,096

Wireless Telecommunication Services 0.5%
China Mobile Ltd.	601,500	5,503,464

		10,642,560

COLOMBIA 0.1%
Wireless Telecommunication Services 0.1%
Millicom International Cellular SA, SDR	9,483	647,613

DENMARK 1.4%
Banks 0.1%
Danske Bank A/S	36,617	1,368,450
Jyske Bank A/S (Registered)	2,171	128,628

		1,497,078

Beverages 0.1%
Carlsberg A/S, Class B	13,560	1,620,405

Building Products 0.0%†
Rockwool International A/S, Class B	302	89,870

Commercial Services & Supplies 0.1%
ISS A/S*	28,895	1,072,244

Diversified Telecommunication Services 0.2%
TDC A/S*	270,803	2,246,416

Electrical Equipment 0.2%
Vestas Wind Systems A/S	23,109	1,654,565

Marine 0.6%
AP Moller - Maersk A/S, Class A*	383	563,470
AP Moller - Maersk A/S, Class B*	3,532	5,505,749

		6,069,219

Road & Rail 0.1%
DSV A/S	7,500	591,446

		14,841,243

FINLAND 0.4%
Communications Equipment 0.1%
Nokia OYJ	199,049	1,100,273

Electric Utilities 0.1%
Fortum OYJ(a)	33,082	711,326

Paper & Forest Products 0.2%
Stora Enso OYJ, Class R(a)	59,807	1,100,861
UPM-Kymmene OYJ*	47,230	1,752,646

		2,853,507

		4,665,106

FRANCE 9.6%
Aerospace & Defense 0.1%
Airbus SE	14,020	1,622,166

Air Freight & Logistics 0.0†
Bollore SA	74,187	395,922
Bollore SA*	304	1,621

		397,543

Automobiles 0.9%
Peugeot SA	181,699	4,375,719
Renault SA(a)	40,244	4,889,139

		9,264,858

Banks 1.1%
BNP Paribas SA	111,226	8,246,902
Credit Agricole SA	64,981	1,057,304
Societe Generale SA	42,689	2,322,508

		11,626,714

Building Products 0.1%
Cie de Saint-Gobain	12,139	641,195

Capital Markets 0.1%
Natixis SA	97,924	803,782

Chemicals 0.5%
Arkema SA	38,901	5,079,785

Construction & Engineering 0.1%
Bouygues SA	30,737	1,541,880

Diversified Telecommunication Services 0.5%
Orange SA	294,237	4,996,949

Electric Utilities 0.1%
Electricite de France SA	72,294	1,048,327

Food & Staples Retailing 0.1%
Carrefour SA	39,764	825,871
Casino Guichard Perrachon SA	6,727	329,841

		1,155,712

Insurance 0.4%
AXA SA	104,133	2,772,222
CNP Assurances	25,291	638,576
SCOR SE	10,743	439,996

		3,850,794

Media 1.3%
Publicis Groupe SA	67,475	4,701,291
Vivendi SA	351,079	9,086,819

		13,788,110

Multi-Utilities 1.8%
Engie SA	730,711	12,207,651
Veolia Environnement SA	329,811	7,821,331

		20,028,982

Oil, Gas & Consumable Fuels 1.8%
TOTAL SA	362,336	20,592,879

Pharmaceuticals 0.7%
Sanofi	89,260	7,172,508

		103,612,184

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Value
GERMANY 10.7%
Airlines 0.2%
Deutsche Lufthansa AG (Registered)	56,134	$1,793,126

Automobiles 2.3%
Bayerische Motoren Werke AG	56,842	6,168,798
Bayerische Motoren Werke AG (Preference)	8,321	780,009
Daimler AG (Registered)*	131,517	11,175,687
Porsche Automobil Holding SE (Preference)	12,604	1,048,000
Volkswagen AG	5,531	1,107,484
Volkswagen AG (Preference)	28,020	5,573,285

		25,853,263

Banks 0.2%
Commerzbank AG*	146,685	1,905,768

Capital Markets 0.9%
Deutsche Bank AG (Registered)	101,204	1,411,110
Deutsche Bank AG (Registered)*	24,588	343,740
Deutsche Boerse AG	57,182	7,789,654

		9,544,504

Chemicals 0.7%
Evonik Industries AG	19,006	670,595
LANXESS AG	57,377	4,399,204
Linde AG*	10,196	2,146,439
Wacker Chemie AG	1,635	268,652

		7,484,890

Construction Materials 0.6%
HeidelbergCement AG	67,080	6,590,763

Diversified Telecommunication Services 0.0%†
Telefonica Deutschland Holding AG	66,605	312,956

Food & Staples Retailing 0.3%
METRO AG	185,896	3,291,836

Health Care Providers & Services 0.0%†
Fresenius Medical Care AG & Co. KGaA	9	919

Hotels, Restaurants & Leisure 0.4%
TUI AG	213,396	4,573,545

Independent Power and Renewable Electricity Producers 0.0%†
Uniper SE	8,911	271,589

Industrial Conglomerates 0.7%
Siemens AG (Registered)	58,391	7,447,783

Insurance 1.2%
Allianz SE (Registered)	31,064	7,020,292
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	8,047	1,871,484
Talanx AG	83,668	3,641,240

		12,533,016

Multi-Utilities 0.4%
Innogy SE Reg. S(b)	18,103	856,347
RWE AG*	120,817	2,984,455

		3,840,802

Pharmaceuticals 1.0%
Bayer AG (Registered)	37,776	4,271,450
Merck KGaA	63,285	6,071,250

		10,342,700

Semiconductors & Semiconductor Equipment 0.8%
Infineon Technologies AG	307,759	8,244,872

Software 0.7%
SAP SE	76,854	8,042,468

Specialty Retail 0.3%
CECONOMY AG	248,362	2,864,007

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	4,451	439,257

		115,378,064

HONG KONG 2.7%
Airlines 0.0%†
Cathay Pacific Airways Ltd.*	212,000	367,647

Capital Markets 0.0%†
Guoco Group Ltd.	4,000	53,100

Hotels, Restaurants & Leisure 0.1%
Melco International Development Ltd.	49,000	143,632
Shangri-La Asia Ltd.	94,000	190,756
SJM Holdings Ltd.	290,000	254,128

		588,516

Industrial Conglomerates 1.1%
CK Hutchison Holdings Ltd.	953,172	11,459,601
Hopewell Holdings Ltd.	54,000	206,972
NWS Holdings Ltd.	173,307	315,741

		11,982,314

Marine 0.0%†
Orient Overseas International Ltd.	14,500	131,331

Real Estate Management & Development 1.4%
CK Asset Holdings Ltd.	711,500	6,020,790
Hang Lung Group Ltd.	164,000	537,644
Hang Lung Properties Ltd.	217,000	509,200
Henderson Land Development Co. Ltd.	40,129	262,914
Kerry Properties Ltd.	114,000	517,580
New World Development Co. Ltd.	617,066	879,685
Sino Land Co. Ltd.(a)	352,651	573,849
Sun Hung Kai Properties Ltd.	130,221	2,074,406
Swire Pacific Ltd., Class A	94,500	958,828
Swire Pacific Ltd., Class B	180,000	309,723
Wharf Holdings Ltd. (The)	72,000	249,423
Wheelock & Co. Ltd.	176,000	1,290,748

		14,184,790

Road & Rail 0.1%
MTR Corp. Ltd.	154,000	832,373

Textiles, Apparel & Luxury Goods 0.0%†
Li & Fung Ltd.	80,000	39,501
Yue Yuen Industrial Holdings Ltd.	101,000	403,385

		442,886

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust	914,000	270,871
Hutchison Port Holdings Trust	220,600	64,856

		335,727

		28,918,684

IRELAND 1.2%
Airlines 0.3%
Ryanair Holdings plc, ADR*(a)	28,574	3,510,316

Banks 0.1%
Bank of Ireland Group plc	90,243	790,989

Construction Materials 0.1%
CRH plc, ADR(a)	33,649	1,144,739

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Value
IRELAND (continued)
Containers & Packaging 0.7%
Smurfit Kappa Group plc	171,745	$6,975,390

Hotels, Restaurants & Leisure 0.0%†
Paddy Power Betfair plc	2,469	253,676

		12,675,110

ISRAEL 0.1%
Banks 0.1%
Bank Hapoalim BM	102,936	707,735
Bank Leumi Le-Israel BM	142,321	859,588
First International Bank of Israel Ltd.	953	20,132

		1,587,455

Pharmaceuticals 0.0%†
Teva Pharmaceutical Industries Ltd.	1,282	21,879

		1,609,334

ITALY 2.4%
Banks 1.0%
Intesa Sanpaolo SpA	307,289	1,120,617
Mediobanca Banca di Credito Finanziario SpA	441,472	5,196,873
UniCredit SpA*	217,704	4,567,893

		10,885,383

Capital Markets 0.3%
Azimut Holding SpA	155,296	3,342,200

Diversified Telecommunication Services 0.2%
Telecom Italia SpA*	2,033,936	1,936,941

Electrical Equipment 0.3%
Prysmian SpA	119,475	3,758,942

Oil, Gas & Consumable Fuels 0.6%
Eni SpA	359,871	6,343,779

		26,267,245

JAPAN 23.2%
Airlines 0.7%
Japan Airlines Co. Ltd.	181,200	7,291,936

Auto Components 1.4%
Aisin Seiki Co. Ltd.	5,900	320,492
Bridgestone Corp.	84,200	3,659,046
Denso Corp.	5,400	295,362
NGK Spark Plug Co. Ltd.	5,700	137,297
NHK Spring Co. Ltd.(a)	29,800	315,070
NOK Corp.	17,000	330,078
Sumitomo Electric Industries Ltd.	130,500	1,991,135
Sumitomo Rubber Industries Ltd.	35,500	651,248
Tokai Rika Co. Ltd.	6,900	141,301
Toyoda Gosei Co. Ltd.	12,700	295,285
Toyota Industries Corp.(a)	111,800	6,766,524
Yokohama Rubber Co. Ltd. (The)	17,100	395,821

		15,298,659

Automobiles 2.5%
Honda Motor Co. Ltd.	210,400	7,237,104
Mazda Motor Corp. (a)	125,600	1,660,226
Nissan Motor Co. Ltd.	347,500	3,605,470
Toyota Motor Corp.	212,514	13,631,014

		26,133,814

Banks 3.0%
Bank of Kyoto Ltd. (The)	5,000	279,122
Chiba Bank Ltd. (The)	73,000	586,580
Chugoku Bank Ltd. (The)	8,800	103,627
Concordia Financial Group Ltd.	139,000	766,815
Fukuoka Financial Group, Inc.	71,000	382,341
Gunma Bank Ltd. (The)(a)	36,000	204,351
Hachijuni Bank Ltd. (The)	46,000	246,417
Hiroshima Bank Ltd. (The)	14,000	105,390
Hokuhoku Financial Group, Inc.	15,600	211,558
Iyo Bank Ltd. (The)(a)	31,000	233,363
Kyushu Financial Group, Inc.	7,000	34,604
Mebuki Financial Group, Inc.(a)	56,160	215,868
Mitsubishi UFJ Financial Group, Inc.	589,700	3,862,796
Mizuho Financial Group, Inc.	1,079,200	1,941,252
Resona Holdings, Inc.	1,217,700	6,431,533
Shinsei Bank Ltd.	18,600	285,979
Shizuoka Bank Ltd. (The)	36,000	340,360
Sumitomo Mitsui Financial Group, Inc.	332,900	13,947,353
Sumitomo Mitsui Trust Holdings, Inc.	17,100	692,164
Suruga Bank Ltd.	9,700	133,916
Yamaguchi Financial Group, Inc.	21,000	254,199

		31,259,588

Beverages 0.3%
Coca-Cola Bottlers Japan Holdings, Inc	89,500	3,696,748

Building Products 0.2%
Asahi Glass Co. Ltd.	38,600	1,597,979
LIXIL Group Corp.	37,000	826,202

		2,424,181

Capital Markets 0.8%
Daiwa Securities Group, Inc.	1,102,000	7,029,062
Nomura Holdings, Inc.	291,900	1,687,948

		8,717,010

Chemicals 1.7%
Asahi Kasei Corp.	30,700	403,640
Daicel Corp.	28,600	312,327
Denka Co. Ltd.	110,499	3,702,166
DIC Corp.	13,000	435,553
Hitachi Chemical Co. Ltd.	14,300	325,901
JSR Corp.	10,100	227,144
Kaneka Corp.	51,000	505,662
Kuraray Co. Ltd.	356,100	6,050,738
Mitsubishi Chemical Holdings Corp.	29,000	280,856
Mitsubishi Gas Chemical Co., Inc.	20,000	479,113
Mitsui Chemicals, Inc.	24,800	781,956
Nippon Shokubai Co. Ltd.	4,400	298,557
Sumitomo Chemical Co. Ltd.	258,000	1,503,313
Teijin Ltd.	24,800	466,377
Tosoh Corp.	21,000	412,086
Ube Industries Ltd.(a)	17,000	496,076
Zeon Corp.	14,000	202,359

		16,883,824

Commercial Services & Supplies 0.1%
Dai Nippon Printing Co. Ltd.	25,200	520,554
Toppan Printing Co. Ltd.	57,000	467,657

		988,211

Construction & Engineering 0.1%
COMSYS Holdings Corp.	3,000	80,071
JGC Corp.(a)	4,700	102,211
Kinden Corp.	9,000	149,034

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Construction & Engineering (continued)
Nippo Corp.	11,000	$255,035
Obayashi Corp.	26,000	284,424
Shimizu Corp.	5,300	47,369

		918,144

Construction Materials 0.0%†
Taiheiyo Cement Corp.	9,000	326,911

Consumer Finance 0.0%†
Hitachi Capital Corp.	7,000	176,373

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	26,400	392,508

Distributors 0.0%†
Canon Marketing Japan, Inc.	7,600	205,276

Diversified Financial Services 1.1%
Mitsubishi UFJ Lease & Finance Co. Ltd.	98,800	579,401
ORIX Corp.	657,600	11,597,072

		12,176,473

Diversified Telecommunication Services 0.5%
Nippon Telegraph & Telephone Corp.	109,700	5,051,736

Electronic Equipment, Instruments & Components 1.2%
Citizen Watch Co. Ltd.(a)	36,900	264,946
Hitachi Ltd.	1,355,200	9,817,097
Ibiden Co. Ltd.(a)	16,900	251,423
Kyocera Corp.	14,600	823,818
Nippon Electric Glass Co. Ltd.	8,400	249,462
TDK Corp.	14,000	1,261,783

		12,668,529

Food & Staples Retailing 0.4%
Aeon Co. Ltd.	23,800	424,868
FamilyMart UNY Holdings Co. Ltd.(a)	41,900	3,528,255

		3,953,123

Food Products 0.1%
House Foods Group, Inc.	5,300	176,077
NH Foods Ltd.	12,500	512,194

		688,271

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	7,300	162,459
Medipal Holdings Corp.	20,300	415,901
Suzuken Co. Ltd.	7,380	304,827

		883,187

Household Durables 1.0%
Iida Group Holdings Co. Ltd.(a)	26,600	496,977
Nikon Corp.	9,900	176,405
Sekisui House Ltd.	48,600	887,000
Sony Corp.	184,700	8,932,532
Sumitomo Forestry Co. Ltd.(a)	20,300	325,472

		10,818,386

Industrial Conglomerates 0.5%
Nisshinbo Holdings, Inc.(a)	18,000	242,075
Toshiba Corp.*	1,912,500	5,535,924

		5,777,999

Insurance 1.1%
Dai-ichi Life Holdings, Inc.	66,000	1,204,878
MS&AD Insurance Group Holdings, Inc.	257,400	8,115,944
Sompo Holdings, Inc.	19,100	768,631
T&D Holdings, Inc.	44,700	709,327
Tokio Marine Holdings, Inc.	26,500	1,179,244

		11,978,024

Internet Software & Services 0.0%†
DeNA Co. Ltd.	5,400	97,439

IT Services 0.1%
Fujitsu Ltd.	204,600	1,259,077

Leisure Products 0.0%†
Sankyo Co. Ltd.(a)	4,200	148,019
Sega Sammy Holdings, Inc.	15,600	247,038

		395,057

Machinery 1.3%
Amada Holdings Co. Ltd.	14,400	174,849
Ebara Corp.(a)	14,300	519,426
FANUC Corp.	24,200	6,131,592
Glory Ltd.	6,900	246,093
JTEKT Corp.	39,200	580,604
Kawasaki Heavy Industries Ltd.	15,899	514,004
Kurita Water Industries Ltd.	8,900	282,294
Mitsubishi Heavy Industries Ltd.(a)	142,600	5,459,822
NTN Corp.(a)	56,000	233,673
Sumitomo Heavy Industries Ltd.	12,100	458,846

		14,601,203

Marine 0.1%
Kawasaki Kisen Kaisha Ltd.*(a)	5,599	131,234
Mitsui OSK Lines Ltd.	15,300	439,998
Nippon Yusen KK(a)	30,600	617,723

		1,188,955

Media 0.0%†
Fuji Media Holdings, Inc.	6,200	105,757
Tokyo Broadcasting System Holdings, Inc.	3,800	80,603

		186,360

Metals & Mining 0.5%
Daido Steel Co. Ltd.	700	35,788
Dowa Holdings Co. Ltd.	1,400	50,129
Hitachi Metals Ltd.	29,000	342,860
JFE Holdings, Inc.	61,500	1,238,901
Kobe Steel Ltd.	54,200	542,993
Maruichi Steel Tube Ltd.(a)	2,600	79,536
Mitsubishi Materials Corp.(a)	22,000	661,623
Nippon Steel & Sumitomo Metal Corp.	83,999	1,844,496
Sumitomo Metal Mining Co. Ltd.	11,199	471,515

		5,267,841

Multiline Retail 0.1%
H2O Retailing Corp.	14,400	263,356
Isetan Mitsukoshi Holdings Ltd.(a)	24,900	274,730
J Front Retailing Co. Ltd.	29,700	504,932
Takashimaya Co. Ltd.	41,000	393,412

		1,436,430

Oil, Gas & Consumable Fuels 1.0%
Idemitsu Kosan Co. Ltd.	20,100	764,104
Inpex Corp.	120,900	1,495,272
JXTG Holdings, Inc.	1,483,400	8,973,869

		11,233,245

Paper & Forest Products 0.1%
Nippon Paper Industries Co. Ltd.(a)	17,000	317,297

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Paper & Forest Products (continued)
Oji Holdings Corp.	165,000	$1,060,665

		1,377,962

Pharmaceuticals 0.8%
Astellas Pharma, Inc.	570,700	8,656,641
Sumitomo Dainippon Pharma Co. Ltd.(a)	7,800	130,922
Taisho Pharmaceutical Holdings Co. Ltd.	1,700	167,116

		8,954,679

Real Estate Management & Development 0.2%
Mitsui Fudosan Co. Ltd.	50,300	1,220,332
Nomura Real Estate Holdings, Inc.	16,300	384,809
Tokyo Tatemono Co. Ltd.	16,100	242,548
Tokyu Fudosan Holdings Corp.	74,500	542,620

		2,390,309

Road & Rail 0.3%
Hankyu Hanshin Holdings, Inc.	31,800	1,178,995
Hitachi Transport System Ltd.	6,400	179,841
Nippon Express Co. Ltd.	17,300	1,157,615
Seino Holdings Co. Ltd.(a)	13,600	250,259

		2,766,710

Semiconductors & Semiconductor Equipment 0.0%†
Rohm Co. Ltd.	2,200	209,445

Software 0.3%
Square Enix Holdings Co. Ltd.	82,300	3,766,750

Specialty Retail 0.1%
Aoyama Trading Co. Ltd.	3,300	129,947
K’s Holdings Corp.	21,600	298,610
Shimamura Co. Ltd.	1,600	200,141
Yamada Denki Co. Ltd.(a)	124,300	745,298

		1,373,996

Technology Hardware, Storage & Peripherals 0.5%
FUJIFILM Holdings Corp.	39,200	1,563,874
Konica Minolta, Inc.	95,800	821,104
NEC Corp.	57,500	1,616,301
Ricoh Co. Ltd.(a)	150,100	1,482,591

		5,483,870

Trading Companies & Distributors 0.6%
ITOCHU Corp.	45,600	885,601
Marubeni Corp.	94,000	680,143
Mitsubishi Corp.	65,400	1,759,080
Mitsui & Co. Ltd.	81,000	1,387,364
Sojitz Corp.	150,800	483,274
Sumitomo Corp.	55,900	940,904
Toyota Tsusho Corp.	19,200	650,496

		6,786,862

Transportation Infrastructure 0.0%†
Kamigumi Co. Ltd.	13,000	290,287
Mitsubishi Logistics Corp.	2,999	63,698

		353,985

Wireless Telecommunication Services 0.4%
SoftBank Group Corp.	62,800	4,692,073

		252,531,159

LUXEMBOURG 1.0%
Metals & Mining 1.0%
ArcelorMittal	343,781	10,904,101

MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
MGM China Holdings Ltd.	539,200	1,408,724

NETHERLANDS 5.4%
Banks 0.6%
ABN AMRO Group NV, CVA Reg. S(b)	48,320	1,456,835
ING Groep NV	285,260	4,817,965

		6,274,800

Beverages 0.9%
Heineken Holding NV	89,306	9,208,690

Chemicals 0.1%
Koninklijke DSM NV	8,976	892,543

Construction & Engineering 0.2%
Boskalis Westminster(a)	88,470	2,593,601

Food & Staples Retailing 0.5%
Koninklijke Ahold Delhaize NV	205,738	4,878,318

Health Care Equipment & Supplies 0.9%
Koninklijke Philips NV	258,100	9,918,792

Insurance 0.2%
Aegon NV	169,044	1,141,563
NN Group NV	32,326	1,435,631

		2,577,194

Oil, Gas & Consumable Fuels 2.0%
Royal Dutch Shell plc, Class A, ADR	166,645	10,633,617
Royal Dutch Shell plc, Class B, ADR(a)	172,247	11,287,346

		21,920,963

Professional Services 0.0%†
Randstad Holding NV(a)	3,381	222,768

		58,487,669

NEW ZEALAND 0.1%
Airlines 0.0%†
Air New Zealand Ltd.	66,820	156,349

Construction Materials 0.1%
Fletcher Building Ltd.	74,056	323,503

Food Products 0.0%†
Fonterra Co-operative Group Ltd.	5,807	24,840

Health Care Providers & Services 0.0%†
EBOS Group Ltd.	1,473	19,156

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	47,757	211,964

		735,812

NORWAY 0.3%
Banks 0.1%
DNB ASA	45,213	882,153
SpareBank 1 SR-Bank ASA	4,178	46,022

		928,175

Chemicals 0.1%
Yara International ASA	17,864	758,889

Diversified Financial Services 0.0%†
Aker ASA, Class A	3,857	219,159

Insurance 0.0%†
Storebrand ASA	36,062	295,241

Metals & Mining 0.1%
Norsk Hydro ASA	122,846	724,422

		2,925,886

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Value
PORTUGAL 0.0%†
Banks 0.0%†
Banco Espirito Santo SA (Registered)*(c)(d)	146,163	$0

SINGAPORE 1.2%
Airlines 0.1%
Singapore Airlines Ltd.	115,300	957,543

Banks 0.9%
DBS Group Holdings Ltd.	415,700	8,769,163

Food Products 0.0%†
Golden Agri-Resources Ltd.	773,000	207,150
Wilmar International Ltd.	129,200	314,726

		521,876

Industrial Conglomerates 0.1%
Keppel Corp. Ltd.	146,300	873,564
Sembcorp Industries Ltd.	172,200	412,363

		1,285,927

Real Estate Management & Development 0.1%
CapitaLand Ltd.	230,400	630,534
City Developments Ltd.	27,700	276,143
Frasers Property Ltd.	26,400	40,259
UOL Group Ltd.	54,910	359,893

		1,306,829

Trading Companies & Distributors 0.0%†
BOC Aviation Ltd. Reg. S(b)	13,800	82,262

		12,923,600

SOUTH AFRICA 0.0%†
Capital Markets 0.0%†
Investec plc	13,767	106,338

SOUTH KOREA 0.4%
Technology Hardware, Storage & Peripherals 0.4%
Samsung Electronics Co. Ltd.	1,687	3,895,025

SPAIN 2.1%
Banks 1.0%
Banco Bilbao Vizcaya Argentaria SA	7,177	56,824
Banco de Sabadell SA	787,113	1,611,546
Banco Santander SA	1,389,891	9,064,961
Bankia SA*	71,649	321,094

		11,054,425

Electrical Equipment 0.4%
Siemens Gamesa Renewable Energy SA	241,089	3,870,420

Independent Power and Renewable Electricity Producers 0.0%†
EDP Renovaveis SA	32,575	319,187

Insurance 0.0%†
Mapfre SA	28,229	93,890

Media 0.3%
Mediaset Espana Comunicacion SA	326,800	3,326,376

Oil, Gas & Consumable Fuels 0.4%
Repsol SA	257,434	4,573,739

		23,238,037

SWEDEN 1.6%
Banks 0.7%
Nordea Bank AB	336,939	3,599,576
Skandinaviska Enskilda Banken AB, Class A	192,072	2,013,848
Svenska Handelsbanken AB, Class A(a)	76,541	960,318

		6,573,742

Commercial Services & Supplies 0.0%†
Intrum Justitia AB	3,878	110,073

Communications Equipment 0.1%
Telefonaktiebolaget LM Ericsson, Class A	9,350	61,660
Telefonaktiebolaget LM Ericsson, Class B(a)	171,521	1,088,452

		1,150,112

Diversified Financial Services 0.4%
Investor AB, Class B	78,261	3,483,619

Diversified Telecommunication Services 0.1%
Telia Co. AB	309,697	1,460,931

Food & Staples Retailing 0.0%†
ICA Gruppen AB	1,850	65,499

Health Care Equipment & Supplies 0.0%†
Arjo AB, Class B*	23,850	70,034
Getinge AB, Class B*	23,850	271,480

		341,514

Household Products 0.0%†
Essity AB, Class A*	420	11,685

Machinery 0.0%†
Trelleborg AB, Class B	12,027	302,520

Metals & Mining 0.2%
Boliden AB	45,582	1,606,919
SSAB AB, Class A*	17,357	98,434
SSAB AB, Class B*	36,887	171,694

		1,877,047

Paper & Forest Products 0.1%
Holmen AB, Class B*	8,983	487,842
Svenska Cellulosa AB SCA, Class A	3,365	35,713
Svenska Cellulosa AB SCA, Class B	85,213	908,479

		1,432,034

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	27,963	335,761

		17,144,537

SWITZERLAND 7.8%
Capital Markets 1.3%
Credit Suisse Group AG (Registered)*	114,364	1,918,965
Julius Baer Group Ltd.*	25,831	1,590,544
UBS Group AG (Registered)*	616,766	10,860,131

		14,369,640

Chemicals 0.1%
Clariant AG (Registered)*	48,014	1,146,531

Construction Materials 0.3%
LafargeHolcim Ltd. (Registered)*	51,870	2,840,935

Electrical Equipment 0.6%
ABB Ltd. (Registered)	261,862	6,236,070

Food Products 1.0%
Nestle SA (Registered)	141,081	11,168,873

Insurance 1.2%
Baloise Holding AG (Registered)	8,321	1,273,500
Helvetia Holding AG (Registered)	391	233,070
Swiss Life Holding AG (Registered)*	4,865	1,733,258
Swiss Re AG	31,967	3,254,994
Zurich Insurance Group AG*	19,531	6,408,799

		12,903,621

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Value
SWITZERLAND (continued)
Metals & Mining 0.3%
Glencore plc*	724,634	$3,605,635

Pharmaceuticals 2.0%
Novartis AG (Registered)	256,308	20,735,843
Vifor Pharma AG(a)	1,904	293,646

		21,029,489

Professional Services 0.1%
Adecco Group AG (Registered)	21,624	1,540,727

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	25,111	557,275

Specialty Retail 0.1%
Dufry AG (Registered)*(a)	7,153	937,907

Textiles, Apparel & Luxury Goods 0.7%
Cie Financiere Richemont SA (Registered)	40,406	3,629,682
Swatch Group AG (The)	7,049	3,110,193
Swatch Group AG (The) (Registered)	10,216	856,921

		7,596,796

Transportation Infrastructure 0.0%†
Flughafen Zurich AG (Registered)	2,239	494,247

		84,427,746

UNITED KINGDOM 14.1%
Air Freight & Logistics 0.1%
Royal Mail plc	82,151	623,839

Auto Components 0.7%
GKN plc	1,184,501	7,701,383

Automobiles 0.1%
Fiat Chrysler Automobiles NV*	77,195	1,582,798

Banks 2.8%
Barclays plc, ADR*(a)	262,750	3,105,705
HSBC Holdings plc	791,300	7,506,309
HSBC Holdings plc, ADR(a)	223,906	10,673,599
Lloyds Banking Group plc	6,248,300	5,677,834
Lloyds Banking Group plc, ADR(a)	124,609	463,545
Royal Bank of Scotland Group plc, ADR*(a)	102,737	760,254
Standard Chartered plc	202,914	2,031,849

		30,219,095

Distributors 0.4%
Inchcape plc	401,477	3,895,029

Diversified Financial Services 0.3%
Standard Life Aberdeen plc	638,500	3,226,641

Diversified Telecommunication Services 0.3%
Inmarsat plc	675,811	3,438,358

Energy Equipment & Services 0.5%
John Wood Group plc	28,835	218,732
Subsea 7 SA	50,933	650,896
TechnipFMC plc	146,919	4,326,764

		5,196,392

Equity Real Estate Investment Trusts (REITs) 0.5%
British Land Co. plc (The)	630,248	5,684,795

Food & Staples Retailing 0.6%
J Sainsbury plc	380,657	1,275,799
Tesco plc	1,720,709	4,970,824
Wm Morrison Supermarkets plc	245,419	735,382

		6,982,005

Household Durables 0.3%
Barratt Developments plc	110,751	824,961
Persimmon plc	55,600	1,976,714

		2,801,675

Industrial Conglomerates 0.4%
DCC plc	51,764	4,769,791

Insurance 1.0%
Aviva plc	1,468,307	10,232,252
Old Mutual plc	186,009	625,480

		10,857,732

Media 0.4%
Pearson plc	44,352	466,617
Pearson plc, ADR(a)	8,021	84,461
UBM plc	304,049	4,003,357

		4,554,435

Metals & Mining 0.5%
Anglo American plc	232,854	5,439,962

Multi-Utilities 0.6%
National Grid plc	539,370	6,065,662

Oil, Gas & Consumable Fuels 1.2%
BP plc, ADR	317,543	12,873,193

Personal Products 0.6%
Unilever plc	112,178	6,233,361

Real Estate Management & Development 0.2%
Savills plc	136,396	1,880,071

Software 0.1%
Micro Focus International plc	75,927	1,062,241

Specialty Retail 0.1%
Kingfisher plc	359,190	1,478,122

Tobacco 0.7%
Imperial Brands plc	228,432	7,784,591

Wireless Telecommunication Services 1.7%
Vodafone Group plc	5,272,167	14,436,211
Vodafone Group plc, ADR	155,173	4,316,913

		18,753,124

		153,104,295

UNITED STATES 0.4%
Biotechnology 0.1%
Shire plc	15,517	773,510

Electronic Equipment, Instruments & Components 0.2%
Flex Ltd.*	159,771	2,609,060

Pharmaceuticals 0.1%
Valeant Pharmaceuticals International, Inc.*	58,080	924,615

		4,307,185

ZAMBIA 0.1%
Metals & Mining 0.1%
First Quantum Minerals Ltd.	86,792	1,218,665

Total Common Stocks (cost $977,307,597)		1,068,584,942

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager International Value Fund

Repurchase Agreements 3.6%

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc., 1.81%, dated 3/29/2018, due 4/2/2018, repurchase price $26,722,966, collateralized by U.S. Government Agency Securities, ranging from 1.92% - 4.00%, maturing 2/25/2031 - 3/1/2059; total market value $27,251,945. (e)	$26,717,593	$26,717,593
RBS Securities, Inc., 1.75%, dated 3/29/2018, due 4/5/2018, repurchase price $12,004,084, collateralized by U.S. Government Treasury Securities, ranging from 1.00% - 8.75%, maturing 11/30/2019 - 2/15/2048; total market value $12,240,066. (e)	12,000,000	12,000,000

Total Repurchase Agreements (cost $38,717,593)		38,717,593

Total Investments (cost $1,016,025,190) — 102.2%		1,107,302,535
Liabilities in excess of other assets — (2.2)%		(24,025,522)

NET ASSETS — 100.0%		$1,083,277,013

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $47,955,714, which was collateralized by cash used to purchase repurchase agreements with a total value of $38,717,593 and by $11,503,071 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.00%, and maturity dates ranging from 4/5/2018 – 2/15/2048 a total value of $50,220,664.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2018 was $2,395,444 which represents 0.22% of net assets.
(c)	Illiquid security (unaudited).
(d)	Value determined using significant unobservable inputs.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2018 was $38,717,593.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager International Value Fund

ADR	American Depositary Receipt
CVA	Dutch Certification
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager International Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$6,848,400	$1,622,166	$—	$8,470,566
Air Freight & Logistics	—	1,021,382	—	1,021,382
Airlines	10,802,252	7,863,540	—	18,665,792
Auto Components	18,190,482	7,701,383	—	25,891,865
Automobiles	26,133,814	36,700,919	—	62,834,733
Banks	50,976,521	93,686,558	—	144,663,079
Beverages	3,696,748	15,273,670	—	18,970,418
Biotechnology	—	773,510	—	773,510
Building Products	2,424,181	731,065	—	3,155,246
Capital Markets	9,155,148	32,056,449	—	41,211,597
Chemicals	17,425,494	17,989,130	—	35,414,624
Commercial Services & Supplies	988,211	1,182,317	—	2,170,528
Communications Equipment	—	2,250,385	—	2,250,385
Construction & Engineering	1,076,495	4,135,481	—	5,211,976
Construction Materials	1,471,650	10,462,073	—	11,933,723
Consumer Finance	176,373	—	—	176,373
Containers & Packaging	392,508	6,975,390	—	7,367,898
Distributors	205,276	3,895,029	—	4,100,305
Diversified Financial Services	12,206,430	13,931,778	—	26,138,208

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager International Value Fund

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Diversified Telecommunication Services	$5,051,736	$14,392,551	$—	$19,444,287
Electric Utilities	—	1,844,609	—	1,844,609
Electrical Equipment	—	15,519,997	—	15,519,997
Electronic Equipment, Instruments & Components	15,277,589	—	—	15,277,589
Energy Equipment & Services	4,326,764	869,628	—	5,196,392
Equity Real Estate Investment Trusts (REITs)	—	5,684,795	—	5,684,795
Food & Staples Retailing	4,350,954	16,373,370	—	20,724,324
Food Products	688,271	11,715,589	—	12,403,860
Health Care Equipment & Supplies	—	10,260,306	—	10,260,306
Health Care Providers & Services	883,187	4,723,920	—	5,607,107
Hotels, Restaurants & Leisure	—	8,015,068	—	8,015,068
Household Durables	10,818,386	2,801,675	—	13,620,061
Household Products	—	11,685	—	11,685
Independent Power and Renewable Electricity Producers	—	590,776	—	590,776
Industrial Conglomerates	5,777,999	25,485,815	—	31,263,814
Insurance	19,437,239	45,767,309	—	65,204,548
Internet Software & Services	97,439	—	—	97,439
IT Services	1,259,077	—	—	1,259,077
Leisure Products	395,057	—	—	395,057
Machinery	14,601,203	302,520	—	14,903,723
Marine	1,188,955	6,200,550	—	7,389,505
Media	270,821	21,584,460	—	21,855,281
Metals & Mining	17,531,199	35,430,585	—	52,961,784
Multiline Retail	1,436,430	146,645	—	1,583,075
Multi-Utilities	—	29,935,446	—	29,935,446
Oil, Gas & Consumable Fuels	62,375,256	38,569,446	—	100,944,702
Paper & Forest Products	1,377,962	4,285,541	—	5,663,503
Personal Products	—	6,233,361	—	6,233,361
Pharmaceuticals	9,879,294	39,664,149	—	49,543,443
Professional Services	—	1,763,495	—	1,763,495
Real Estate Management & Development	2,390,309	18,868,101	—	21,258,410
Road & Rail	2,766,710	1,423,819	—	4,190,529
Semiconductors & Semiconductor Equipment	209,445	8,802,147	—	9,011,592
Software	3,766,750	9,104,709	—	12,871,459
Specialty Retail	1,373,996	5,280,036	—	6,654,032
Technology Hardware, Storage & Peripherals	9,378,895	—	—	9,378,895
Textiles, Apparel & Luxury Goods	—	8,039,682	—	8,039,682
Tobacco	—	7,784,591	—	7,784,591
Trading Companies & Distributors	6,786,862	82,262	—	6,869,124
Transportation Infrastructure	418,841	1,416,339	—	1,835,180
Water Utilities	—	5,139,096	—	5,139,096
Wireless Telecommunication Services	9,008,986	20,923,049	—	29,932,035

Total Common Stocks	$375,295,595	$693,289,347	$—	$1,068,584,942

Repurchase Agreements	$—	$38,717,593	$—	$38,717,593

Total	$375,295,595	$732,006,940	$—	$1,107,302,535

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the period ended March 31, 2018, there was a transfer of an international common stock from Level 1 to Level 2. The market value at the time of the transfer was $68,063. The investment was previously valued using the last quoted sales price from the local exchange on which it traded, resulting in the Level 1 classification. At March 31, 2018, the Fund valued this security using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification.
(b)	During the period ended March 31, 2018, there were one hundred and sixty-two transfers of international common stocks from Level 2 to Level 1. The market value at the time of the transfer was $269,784,211. The investments were previously valued using the last quoted sales price from the local exchange on which they traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At March 31, 2018, the Fund valued these securities at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.

During the period ended March 31, 2018, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks 98.0%

	Shares	Value
Aerospace & Defense 2.5%
Boeing Co. (The)	87,957	$28,839,341
Lockheed Martin Corp.	5,700	1,926,201
Textron, Inc.	111,765	6,590,782

		37,356,324

Air Freight & Logistics 1.4%
Expeditors International of Washington, Inc.	258,926	16,390,016
United Parcel Service, Inc., Class B	37,848	3,961,171

		20,351,187

Airlines 0.6%
Copa Holdings SA, Class A	26,462	3,403,807
Delta Air Lines, Inc.	87,101	4,774,006

		8,177,813

Auto Components 0.1%
Lear Corp.	10,840	2,017,216

Banks 0.2%
East West Bancorp, Inc.	50,000	3,127,000

Beverages 3.1%
Coca-Cola Co. (The)	159,581	6,930,603
Constellation Brands, Inc., Class A	13,713	3,125,467
Monster Beverage Corp.*	392,914	22,478,610
PepsiCo, Inc.	122,337	13,353,083

		45,887,763

Biotechnology 3.9%
Amgen, Inc.	54,340	9,263,883
Biogen, Inc.*	60,615	16,597,600
BioMarin Pharmaceutical, Inc.*	106,943	8,669,869
Celgene Corp.*	83,420	7,441,898
Regeneron Pharmaceuticals, Inc.*	38,573	13,282,998
Vertex Pharmaceuticals, Inc.*	15,165	2,471,592

		57,727,840

Building Products 0.2%
Owens Corning	37,786	3,037,994

Capital Markets 2.8%
Affiliated Managers Group, Inc.	23,491	4,453,424
Ameriprise Financial, Inc.	15,320	2,266,441
FactSet Research Systems, Inc.(a)	40,513	8,079,102
MSCI, Inc.	70,049	10,470,224
SEI Investments Co.	221,991	16,629,346

		41,898,537

Chemicals 1.2%
CF Industries Holdings, Inc.	167,955	6,336,942
DowDuPont, Inc.	36,142	2,302,607
Huntsman Corp.	33,105	968,321
LyondellBasell Industries NV, Class A	14,880	1,572,519
Monsanto Co.	14,890	1,737,514
PPG Industries, Inc.	15,800	1,763,280
Praxair, Inc.	17,870	2,578,641

		17,259,824

Communications Equipment 2.7%
Arista Networks, Inc.*	8,400	2,144,520
Cisco Systems, Inc.	550,224	23,599,107
F5 Networks, Inc.*	28,900	4,179,229
Motorola Solutions, Inc.	34,840	3,668,652
Palo Alto Networks, Inc.*	33,300	6,044,616

		39,636,124

Consumer Finance 1.1%
American Express Co.	55,423	5,169,857
Discover Financial Services	97,297	6,998,573
Synchrony Financial	134,494	4,509,584

		16,678,014

Containers & Packaging 0.4%
Berry Global Group, Inc.*	33,093	1,813,827
Sealed Air Corp.	81,204	3,474,719

		5,288,546

Diversified Consumer Services 0.1%
Service Corp. International	51,100	1,928,514

Diversified Telecommunication Services 0.1%
Verizon Communications, Inc.	27,300	1,305,486

Electrical Equipment 0.1%
Rockwell Automation, Inc.	10,620	1,850,004

Energy Equipment & Services 0.9%
Schlumberger Ltd.	206,155	13,354,721

Equity Real Estate Investment Trusts (REITs) 1.2%
American Tower Corp.	47,435	6,894,203
Crown Castle International Corp.	9,930	1,088,427
Public Storage	4,620	925,802
SBA Communications Corp.*	45,656	7,803,524
Simon Property Group, Inc.	8,490	1,310,431

		18,022,387

Food & Staples Retailing 2.0%
Costco Wholesale Corp.	105,532	19,885,395
Kroger Co. (The)	68,400	1,637,496
Sysco Corp.	141,910	8,508,923

		30,031,814

Food Products 1.7%
Archer-Daniels-Midland Co.	49,747	2,157,528
Danone SA, ADR-FR	637,859	10,371,587
General Mills, Inc.	107,331	4,836,335
Tyson Foods, Inc., Class A	99,995	7,318,634

		24,684,084

Health Care Equipment & Supplies 3.6%
Align Technology, Inc.*	34,622	8,694,623
Baxter International, Inc.	110,200	7,167,408
Cooper Cos., Inc. (The)	11,100	2,539,791
Edwards Lifesciences Corp.*	69,167	9,650,180
IDEXX Laboratories, Inc.*	43,320	8,291,015
Medtronic plc	56,598	4,540,291
Varian Medical Systems, Inc.*	94,476	11,587,481

		52,470,789

Health Care Providers & Services 2.9%
Centene Corp.*	111,263	11,890,677
Express Scripts Holding Co.*	78,916	5,451,517
HCA Healthcare, Inc.	49,554	4,806,738
Humana, Inc.	22,100	5,941,143
McKesson Corp.	29,405	4,142,283
Molina Healthcare, Inc.*	20,849	1,692,522
UnitedHealth Group, Inc.	16,200	3,466,800
WellCare Health Plans, Inc.*	27,345	5,294,812

		42,686,492

Health Care Technology 0.7%
Cerner Corp.*	174,641	10,129,178

Hotels, Restaurants & Leisure 4.8%
Domino’s Pizza, Inc.	27,500	6,422,900

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks (continued)

	Shares	Value
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Holdings, Inc.	68,400	$5,387,184
Marriott International, Inc., Class A	70,650	9,606,987
McDonald’s Corp.	61,700	9,648,646
Norwegian Cruise Line Holdings Ltd.*	29,216	1,547,572
Royal Caribbean Cruises Ltd.	32,645	3,843,622
Starbucks Corp.	204,849	11,858,709
Wynn Resorts Ltd.	14,040	2,560,334
Yum Brands, Inc.	78,106	6,649,164
Yum China Holdings, Inc.	331,537	13,758,785

		71,283,903

Household Durables 0.2%
NVR, Inc.*	900	2,520,000

Household Products 0.5%
Colgate-Palmolive Co.	14,461	1,036,564
Procter & Gamble Co. (The)	81,334	6,448,160

		7,484,724

Independent Power and Renewable Electricity Producers 0.2%
AES Corp.	288,508	3,280,336

Industrial Conglomerates 0.6%
3M Co.	7,200	1,580,544
Roper Technologies, Inc.	28,168	7,906,476

		9,487,020

Insurance 1.3%
MetLife, Inc.	105,181	4,826,756
Progressive Corp. (The)	148,380	9,040,794
Prudential Financial, Inc.	45,146	4,674,868

		18,542,418

Internet & Direct Marketing Retail 5.5%
Amazon.com, Inc.*	46,464	67,249,206
Booking Holdings, Inc.*	5,587	11,623,139
Netflix, Inc.*	8,598	2,539,419

		81,411,764

Internet Software & Services 11.4%
Alibaba Group Holding Ltd., ADR-CN*(a)	163,784	30,060,915
Alphabet, Inc., Class A*	33,889	35,147,637
Alphabet, Inc., Class C*	36,980	38,155,595
Facebook, Inc., Class A*	396,888	63,418,734
VeriSign, Inc.*	17,588	2,085,233

		168,868,114

IT Services 6.3%
Accenture plc, Class A	27,943	4,289,251
Automatic Data Processing, Inc.	32,773	3,719,080
Cognizant Technology Solutions Corp., Class A	117,867	9,488,293
DXC Technology Co.	88,500	8,896,905
Fidelity National Information Services, Inc.	45,059	4,339,182
First Data Corp., Class A*	358,857	5,741,712
Global Payments, Inc.	68,636	7,654,287
Mastercard, Inc., Class A	15,300	2,679,948
Paychex, Inc.	96,100	5,918,799
Total System Services, Inc.	154,844	13,356,843
Visa, Inc., Class A(a)	227,164	27,173,358

		93,257,658

Life Sciences Tools & Services 0.2%
Thermo Fisher Scientific, Inc.	11,883	2,453,364

Machinery 3.2%
Allison Transmission Holdings, Inc.	222,706	8,698,896
Caterpillar, Inc.	50,800	7,486,904
Deere & Co.	74,685	11,600,074
Graco, Inc.	47,970	2,193,189
Illinois Tool Works, Inc.	74,533	11,676,340
Ingersoll-Rand plc	72,994	6,241,717

		47,897,120

Media 1.0%
Comcast Corp., Class A	376,922	12,879,425
Walt Disney Co. (The)	18,500	1,858,140

		14,737,565

Metals & Mining 0.1%
Compass Minerals International, Inc.(a)	32,076	1,934,183

Pharmaceuticals 2.5%
Bristol-Myers Squibb Co.	41,848	2,646,886
Eli Lilly & Co.	131,928	10,207,269
Merck & Co., Inc.	44,665	2,432,902
Novartis AG, ADR-CH	75,463	6,101,184
Novo Nordisk A/S, ADR-DK(a)	260,275	12,818,544
Zoetis, Inc.	23,600	1,970,836

		36,177,621

Road & Rail 1.2%
Kansas City Southern	10,637	1,168,474
Landstar System, Inc.	45,530	4,992,365
Union Pacific Corp.	90,454	12,159,731

		18,320,570

Semiconductors & Semiconductor Equipment 2.9%
Applied Materials, Inc.	163,618	9,098,797
Broadcom Ltd.	7,300	1,720,245
NVIDIA Corp.	63,328	14,666,131
QUALCOMM, Inc.	197,897	10,965,473
Texas Instruments, Inc.	60,977	6,334,901

		42,785,547

Software 11.6%
Adobe Systems, Inc.*	119,313	25,781,153
Autodesk, Inc.*	143,020	17,960,451
Electronic Arts, Inc.*	46,946	5,691,733
Fortinet, Inc.*	148,200	7,940,556
Intuit, Inc.	109,856	19,043,538
Microsoft Corp.	679,266	61,996,608
Oracle Corp.	465,537	21,298,318
Take-Two Interactive Software, Inc.*	126,242	12,343,943

		172,056,300

Specialty Retail 3.0%
Best Buy Co., Inc.	86,296	6,039,857
Foot Locker, Inc.	126,500	5,760,810
Home Depot, Inc. (The)	85,144	15,176,067
Michaels Cos., Inc. (The)*	282,696	5,571,938
Ross Stores, Inc.	94,566	7,374,257
TJX Cos., Inc. (The)	51,377	4,190,308

		44,113,237

Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	336,503	56,458,473
Western Digital Corp.	73,552	6,786,643

		63,245,116

Textiles, Apparel & Luxury Goods 1.1%
Under Armour, Inc., Class A*(a)	639,183	10,450,642

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks (continued)

	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
VF Corp.	75,400	$5,588,648

		16,039,290

Tobacco 0.9%
Altria Group, Inc.	119,226	7,430,164
Philip Morris International, Inc.	55,291	5,495,926

		12,926,090

Trading Companies & Distributors 1.4%
United Rentals, Inc.*	98,195	16,961,222
Univar, Inc.*	135,953	3,772,696

		20,733,918

Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.*	81,260	4,960,110

Total Common Stocks (cost $1,141,304,290)		1,449,423,619

Repurchase Agreements 1.1%

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc., 1.81%, dated 3/29/2018, due 4/2/2018, repurchase price $10,828,549, collateralized by U.S. Government Agency Securities, ranging from 1.92% - 4.00%, maturing 2/25/2031 - 3/1/2059; total market value $11,042,899.(b)	$10,826,372	10,826,372
RBS Securities, Inc., 1.75%, dated 3/29/2018, due 4/5/2018, repurchase price $5,001,702, collateralized by U.S. Government Treasury Securities, ranging from 1.00% - 8.75%, maturing 11/30/2019 - 2/15/2048; total market value $5,100,028.(b)	5,000,000	5,000,000

Total Repurchase Agreements (cost $15,826,372)		15,826,372

Total Investments (cost $1,157,130,662) — 99.1%		1,465,249,991
Other assets in excess of liabilities — 0.9%		13,074,283

NET ASSETS — 100.0%		$1,478,324,274

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $52,339,779, which was collateralized by cash used to purchase repurchase agreements with a total value of $15,826,372 and by $36,830,569 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 8.00%, and maturity dates ranging from 4/5/2018 - 2/15/2048, a total value of $52,656,941.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2018 was $15,826,372.

ADR	American Depositary Receipt
CH	Switzerland
CN	China
DK	Denmark
FR	France
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$1,449,423,619	$—	$—	$1,449,423,619
Repurchase Agreements	—	15,826,372	—	15,826,372

Total	$1,449,423,619	$15,826,372	$—	$1,465,249,991

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks 99.0%

	Shares	Value

BERMUDA 1.0%
Insurance 0.7%
RenaissanceRe Holdings Ltd.	93,759	$12,986,559

Semiconductors & Semiconductor Equipment 0.3%
Marvell Technology Group Ltd.(a)	234,100	4,916,100
Marvell Technology Group Ltd.	4,300	90,300

		5,006,400

		17,992,959

CANADA 0.8%
Chemicals 0.3%
Nutrien Ltd.	105,300	4,976,689

Oil, Gas & Consumable Fuels 0.5%
Canadian Natural Resources Ltd.	264,720	8,330,738

		13,307,427

IRELAND 0.4%
Construction Materials 0.4%
CRH plc	211,684	7,168,554

JAPAN 0.3%
Building Products 0.3%
Sanwa Holdings Corp.	374,100	4,827,210

LUXEMBOURG 0.4%
Energy Equipment & Services 0.2%
Tenaris SA, ADR	135,600	4,701,252

Media 0.2%
SES SA, FDR	240,012	3,251,663

		7,952,915

NETHERLANDS 0.4%
Health Care Equipment & Supplies 0.4%
Koninklijke Philips NV, NYRS	179,400	6,872,814

PANAMA 0.3%
Airlines 0.3%
Copa Holdings SA, Class A	38,860	4,998,562

SPAIN 0.3%
Electric Utilities 0.3%
Iberdrola SA	807,736	5,941,076

UNITED KINGDOM 1.3%
Beverages 0.4%
Coca-Cola European Partners plc	103,130	4,296,396
Diageo plc	90,249	3,053,130

		7,349,526

Pharmaceuticals 0.2%
AstraZeneca plc, ADR	118,500	4,143,945

Tobacco 0.7%
British American Tobacco plc	204,144	11,850,790

		23,344,261

UNITED STATES 93.8%
Aerospace & Defense 3.2%
Harris Corp.(a)	32,675	5,269,824
L3 Technologies, Inc.	40,115	8,343,920
Lockheed Martin Corp.	12,290	4,153,160
Northrop Grumman Corp.	12,154	4,243,204
Raytheon Co.	61,434	13,258,686
Textron, Inc.	33,760	1,990,827
United Technologies Corp.	148,889	18,733,214

		55,992,835

Airlines 1.2%
Delta Air Lines, Inc.	287,499	15,757,820
Southwest Airlines Co.	84,400	4,834,432

		20,592,252

Auto Components 0.4%
Goodyear Tire & Rubber Co. (The)	99,961	2,656,963
Lear Corp.	23,621	4,395,632

		7,052,595

Automobiles 0.4%
General Motors Co.	205,708	7,475,429

Banks 13.3%
Bank of America Corp.	1,506,577	45,182,244
Bank of the Ozarks, Inc.	160,200	7,732,854
BB&T Corp.	184,753	9,614,546
Citigroup, Inc.	635,660	42,907,050
JPMorgan Chase & Co.	455,238	50,062,523
PNC Financial Services Group, Inc. (The)	261,474	39,545,328
SunTrust Banks, Inc.	112,176	7,632,455
Wells Fargo & Co.	593,236	31,091,499
Zions Bancorp	68,894	3,632,781

		237,401,280

Beverages 0.2%
Coca-Cola Co. (The)	64,145	2,785,817

Biotechnology 1.3%
Biogen, Inc.*	43,466	11,901,860
Celgene Corp.*	46,661	4,162,628
Gilead Sciences, Inc.	37,860	2,854,265
Seattle Genetics, Inc.*	67,900	3,553,886

		22,472,639

Building Products 0.6%
JELD-WEN Holding, Inc.*	144,500	4,424,590
Owens Corning	84,836	6,820,814

		11,245,404

Capital Markets 1.1%
Goldman Sachs Group, Inc. (The)	19,158	4,825,134
LPL Financial Holdings, Inc.	70,239	4,289,496
Morgan Stanley	188,618	10,177,827

		19,292,457

Chemicals 2.9%
Cabot Corp.	56,000	3,120,320
Celanese Corp. Series A	106,548	10,677,175
CF Industries Holdings, Inc.	446,276	16,837,994
DowDuPont, Inc.	154,633	9,851,668
Mosaic Co. (The)	163,053	3,958,927
PPG Industries, Inc.	56,420	6,296,472

		50,742,556

Commercial Services & Supplies 0.6%
Herman Miller, Inc.	317,333	10,138,789

Communications Equipment 2.6%
Acacia Communications, Inc.*(a)	131,700	5,065,182
Cisco Systems, Inc.	964,770	41,378,985

		46,444,167

Construction & Engineering 0.2%
Quanta Services, Inc.*	125,875	4,323,806

Construction Materials 0.7%
Martin Marietta Materials, Inc.	27,939	5,791,755
Vulcan Materials Co.	54,700	6,245,099

		12,036,854

Consumer Finance 1.5%
Capital One Financial Corp.	44,810	4,293,694
Discover Financial Services	113,621	8,172,759
SLM Corp.*	646,025	7,241,940
Synchrony Financial	184,323	6,180,350

		25,888,743

Containers & Packaging 0.5%
Ball Corp.	93,000	3,693,030

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Containers & Packaging (continued)
Graphic Packaging Holding Co.	328,485	$5,042,245

		8,735,275

Diversified Financial Services 2.6%
Berkshire Hathaway, Inc., Class B*	187,829	37,468,128
Voya Financial, Inc.	165,985	8,382,243

		45,850,371

Diversified Telecommunication Services 2.4%
AT&T, Inc.(a)	147,238	5,249,035
Verizon Communications, Inc.	764,121	36,540,266

		41,789,301

Electric Utilities 3.5%
American Electric Power Co., Inc.	44,817	3,073,998
Edison International	144,748	9,214,658
Exelon Corp.	520,168	20,291,753
FirstEnergy Corp.(a)	223,284	7,593,889
NextEra Energy, Inc.	35,039	5,722,920
OGE Energy Corp.	237,773	7,791,821
PPL Corp.	267,296	7,561,804

		61,250,843

Electrical Equipment 1.0%
Eaton Corp. plc	182,604	14,591,886
Regal Beloit Corp.	33,557	2,461,406

		17,053,292

Electronic Equipment, Instruments & Components 0.5%
Keysight Technologies, Inc.*	161,693	8,471,096

Energy Equipment & Services 1.3%
Halliburton Co.	349,993	16,428,671
Schlumberger Ltd.	113,102	7,326,748

		23,755,419

Equity Real Estate Investment Trusts (REITs) 4.3%
American Tower Corp.	33,330	4,844,182
Brixmor Property Group, Inc.	558,760	8,521,090
Columbia Property Trust, Inc.	286,102	5,853,647
CubeSmart	144,790	4,083,078
Education Realty Trust, Inc.	191,100	6,258,525
Extra Space Storage, Inc.	53,210	4,648,426
Host Hotels & Resorts, Inc.	620,624	11,568,431
Medical Properties Trust, Inc.	371,435	4,828,655
Simon Property Group, Inc.	33,871	5,227,989
STORE Capital Corp.	661,399	16,415,923
Taubman Centers, Inc.	88,458	5,034,145

		77,284,091

Food & Staples Retailing 1.3%
Kroger Co. (The)	637,989	15,273,457
Walgreens Boots Alliance, Inc.	123,985	8,117,298

		23,390,755

Food Products 2.7%
Archer-Daniels-Midland Co.	149,108	6,466,814
Conagra Brands, Inc.	247,666	9,133,922
Hormel Foods Corp.	144,800	4,969,536
JM Smucker Co. (The)(a)	46,072	5,713,389
Kellogg Co.(a)	109,579	7,123,731
Kraft Heinz Co. (The)(a)	86,490	5,387,462
Mondelez International, Inc., Class A	79,125	3,301,886
Tyson Foods, Inc., Class A	65,597	4,801,044

		46,897,784

Health Care Equipment & Supplies 1.3%
Abbott Laboratories	153,428	9,193,406
Boston Scientific Corp.*	105,930	2,894,008
Medtronic plc	116,610	9,354,454
Zimmer Biomet Holdings, Inc.	19,951	2,175,457

		23,617,325

Health Care Providers & Services 3.2%
Cigna Corp.	17,928	3,007,243
DaVita, Inc.*	38,707	2,552,340
Envision Healthcare Corp.*	137,561	5,286,469
Express Scripts Holding Co.*	84,255	5,820,335
Humana, Inc.	48,032	12,912,443
McKesson Corp.	150,013	21,132,331
UnitedHealth Group, Inc.	25,367	5,428,538

		56,139,699

Hotels, Restaurants & Leisure 0.7%
Aramark	104,458	4,132,358
Hilton Grand Vacations, Inc.*	39,172	1,685,179
Las Vegas Sands Corp.	39,584	2,846,090
Royal Caribbean Cruises Ltd.	25,636	3,018,383

		11,682,010

Household Durables 0.6%
Newell Brands, Inc.	410,581	10,461,604

Household Products 0.4%
Procter & Gamble Co. (The)	90,498	7,174,681

Independent Power and Renewable Electricity Producers 0.4%
NRG Energy, Inc.	224,056	6,840,430

Industrial Conglomerates 0.6%
Honeywell International, Inc.	71,789	10,374,228

Insurance 6.3%
Allstate Corp. (The)	67,165	6,367,242
American International Group, Inc.	344,124	18,727,229
Arthur J Gallagher & Co.	198,919	13,671,703
Athene Holding Ltd., Class A*	115,925	5,542,374
Brighthouse Financial, Inc.*	44,966	2,311,252
Chubb Ltd.	55,124	7,539,309
Hartford Financial Services Group, Inc. (The)	111,122	5,725,005
Lincoln National Corp.	36,948	2,699,421
Loews Corp.	41,298	2,053,750
MetLife, Inc.	616,717	28,301,144
Principal Financial Group, Inc.	70,763	4,310,174
Prudential Financial, Inc.	130,067	13,468,438
Unum Group	51,092	2,432,490

		113,149,531

Internet & Direct Marketing Retail 0.3%
Expedia Group, Inc.(a)	46,688	5,154,822

IT Services 2.0%
Amdocs Ltd.	76,686	5,116,490
DXC Technology Co.	72,532	7,291,642
Genpact Ltd.	209,842	6,712,846
Global Payments, Inc.	30,559	3,407,940
International Business Machines Corp.	55,927	8,580,879
Teradata Corp.*(a)	107,923	4,281,305

		35,391,102

Machinery 0.6%
Allison Transmission Holdings, Inc.	22,850	892,521
Dover Corp.	42,858	4,209,513
Ingersoll-Rand plc	28,470	2,434,470

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Machinery (continued)
Middleby Corp. (The)*(a)	23,003	$2,847,541

		10,384,045

Media 2.2%
Comcast Corp., Class A	520,412	17,782,477
Omnicom Group, Inc.	86,016	6,250,783
Time Warner, Inc.	92,803	8,777,308
Twenty-First Century Fox, Inc., Class A	162,036	5,945,101

		38,755,669

Metals & Mining 1.4%
Freeport-McMoRan, Inc.*	256,079	4,499,308
Newmont Mining Corp.	178,572	6,976,808
Reliance Steel & Aluminum Co.	146,838	12,589,890

		24,066,006

Mortgage Real Estate Investment Trusts (REITs) 0.3%
AGNC Investment Corp.	88,505	1,674,515
Annaly Capital Management, Inc.	341,829	3,565,276

		5,239,791

Multiline Retail 0.3%
Target Corp.	64,486	4,477,263

Multi-Utilities 0.4%
Sempra Energy	64,200	7,140,324

Oil, Gas & Consumable Fuels 8.8%
Anadarko Petroleum Corp.	334,343	20,197,661
Chevron Corp.	26,708	3,045,780
Cimarex Energy Co.	78,900	7,377,150
Concho Resources, Inc.*	10,518	1,581,171
Diamondback Energy, Inc.*(a)	46,279	5,855,219
EOG Resources, Inc.	165,762	17,449,766
Exxon Mobil Corp.	118,750	8,859,938
Hess Corp.(a)	199,159	10,081,429
Laredo Petroleum, Inc.*	445,400	3,879,434
Marathon Oil Corp.	319,776	5,157,987
Marathon Petroleum Corp.	48,234	3,526,388
Noble Energy, Inc.(a)	187,600	5,684,280
Occidental Petroleum Corp.	275,157	17,874,199
Phillips 66	205,746	19,735,156
Pioneer Natural Resources Co.	56,457	9,698,183
Southwestern Energy Co.*	398,314	1,724,700
Valero Energy Corp.	170,646	15,830,829

		157,559,270

Personal Products 0.4%
Coty, Inc., Class A(a)	365,544	6,689,455

Pharmaceuticals 5.0%
Allergan plc	43,072	7,248,587
Bristol-Myers Squibb Co.	375,406	23,744,430
Eli Lilly & Co.	86,050	6,657,689
Johnson & Johnson	118,997	15,249,466
Mylan NV*	404,781	16,664,834
Pfizer, Inc.	575,962	20,440,891

		90,005,897

Professional Services 0.3%
Dun & Bradstreet Corp. (The)	48,303	5,651,451

Road & Rail 0.9%
Genesee & Wyoming, Inc., Class A*	127,977	9,059,492
Union Pacific Corp.	44,624	5,998,804

		15,058,296

Semiconductors & Semiconductor Equipment 2.8%
Applied Materials, Inc.	108,062	6,009,328
Intel Corp.	193,969	10,101,906
KLA-Tencor Corp.	91,800	10,007,118
Microchip Technology, Inc.(a)	30,944	2,827,044
QUALCOMM, Inc.	231,535	12,829,353
Texas Instruments, Inc.	71,185	7,395,410

		49,170,159

Software 0.9%
Fortinet, Inc.*	52,224	2,798,162
Oracle Corp.	280,179	12,818,189

		15,616,351

Specialty Retail 0.9%
Advance Auto Parts, Inc.	27,642	3,276,959
Best Buy Co., Inc.	77,546	5,427,445
Urban Outfitters, Inc.*	175,799	6,497,531

		15,201,935

Technology Hardware, Storage & Peripherals 1.3%
Apple, Inc.	25,412	4,263,625
Hewlett Packard Enterprise Co.	329,361	5,776,992
Western Digital Corp.	119,114	10,990,649
Xerox Corp.	97,651	2,810,396

		23,841,662

Textiles, Apparel & Luxury Goods 0.4%
Under Armour, Inc., Class A*(a)	406,500	6,646,275

Tobacco 0.8%
Altria Group, Inc.	65,691	4,093,863
Philip Morris International, Inc.	107,423	10,677,846

		14,771,709

		1,658,624,840

Total Common Stocks (cost $1,593,389,382)		1,751,030,618

Exchange Traded Fund 0.2%

	Shares	Value
UNITED STATES 0.2%
iShares Russell 1000 Value ETF(a)	33,942	4,071,682

Total Exchange Traded Fund (cost $4,200,377)		4,071,682

Repurchase Agreements 0.7%

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc., 1.81%, dated 3/29/2018, due 4/2/2018, repurchase price $7,994,197, collateralized by U.S. Government Agency Securities, ranging from 1.92% - 4.00%, maturing 2/25/2031 - 3/1/2059; total market value $8,152,441.(b)	$7,992,589	7,992,589

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Repurchase Agreements (continued)

	Principal Amount	Value
RBS Securities, Inc., 1.75%, dated 3/29/2018, due 4/5/2018, repurchase price $4,001,362, collateralized by U.S. Government Treasury Securities, ranging from 1.00% - 8.75%, maturing 11/30/2019 - 2/15/2048; total market value $4,080,022.(b)	$4,000,000	$4,000,000

Total Repurchase Agreements (cost $11,992,589)		11,992,589

Total Investments (cost $1,609,582,348) — 99.9%		1,767,094,889
Other assets in excess of liabilities — 0.1%		902,736

NET ASSETS — 100.0%		$1,767,997,625

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $62,851,388, which was collateralized by cash used to purchase repurchase agreements with a total value of $11,992,589 and by $52,006,934 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.00%, and maturity dates ranging from 4/5/2018 - 2/15/2048, a total value of $63,999,523.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2018 was $11,992,589.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FDR	Fiduciary Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Forward foreign currency contracts outstanding as of March 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	3,646,681	EUR	2,941,000	JPMorgan Chase Bank	6/20/2018	6,585
USD	5,759,856	JPY	609,114,000	JPMorgan Chase Bank	6/20/2018	5,211

Net unrealized appreciation						11,796

Currency:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$55,992,835	$—	$—	$55,992,835
Airlines	25,590,814	—	—	25,590,814
Auto Components	7,052,595	—	—	7,052,595
Automobiles	7,475,429	—	—	7,475,429
Banks	237,401,280	—	—	237,401,280
Beverages	7,082,213	3,053,130	–	10,135,343
Biotechnology	22,472,639	—	—	22,472,639
Building Products	16,072,614	—	—	16,072,614
Capital Markets	19,292,457	—	—	19,292,457
Chemicals	55,719,245	—	—	55,719,245
Commercial Services & Supplies	10,138,789	—	—	10,138,789
Communications Equipment	46,444,167	—	—	46,444,167
Construction & Engineering	4,323,806	—	—	4,323,806
Construction Materials	12,036,854	7,168,554	—	19,205,408
Consumer Finance	25,888,743	—	—	25,888,743
Containers & Packaging	8,735,275	—	—	8,735,275
Diversified Financial Services	45,850,371	—	—	45,850,371
Diversified Telecommunication Services	41,789,301	—	—	41,789,301
Electric Utilities	61,250,843	5,941,076	—	67,191,919
Electrical Equipment	17,053,292	—	—	17,053,292
Electronic Equipment, Instruments & Components	8,471,096	—	—	8,471,096

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Energy Equipment & Services	$28,456,671	$—	$—	$28,456,671
Equity Real Estate Investment Trusts (REITs)	77,284,091	—	—	77,284,091
Food & Staples Retailing	23,390,755	—	—	23,390,755
Food Products	46,897,784	—	—	46,897,784
Health Care Equipment & Supplies	30,490,139	—	—	30,490,139
Health Care Providers & Services	56,139,699	—	—	56,139,699
Hotels, Restaurants & Leisure	11,682,010	—	—	11,682,010
Household Durables	10,461,604	—	—	10,461,604
Household Products	7,174,681	—	—	7,174,681
Independent Power and Renewable Electricity Producers	6,840,430	—	—	6,840,430
Industrial Conglomerates	10,374,228	—	—	10,374,228
Insurance	126,136,090	—	—	126,136,090
Internet & Direct Marketing Retail	5,154,822	—	—	5,154,822
IT Services	35,391,102	—	—	35,391,102
Machinery	10,384,045	—	—	10,384,045
Media	38,755,669	3,251,663	—	42,007,332
Metals & Mining	24,066,006	—	—	24,066,006
Mortgage Real Estate Investment Trusts (REITs)	5,239,791	—	—	5,239,791
Multiline Retail	4,477,263	—	—	4,477,263
Multi-Utilities	7,140,324	—	—	7,140,324
Oil, Gas & Consumable Fuels	165,890,008	—	—	165,890,008
Personal Products	6,689,455	—	—	6,689,455
Pharmaceuticals	94,149,842	—	—	94,149,842
Professional Services	5,651,451	—	—	5,651,451
Road & Rail	15,058,296	—	—	15,058,296
Semiconductors & Semiconductor Equipment	54,176,559	—	—	54,176,559
Software	15,616,351	—	—	15,616,351
Specialty Retail	15,201,935	—	—	15,201,935
Technology Hardware, Storage & Peripherals	23,841,662	—	—	23,841,662
Textiles, Apparel & Luxury Goods	6,646,275	—	—	6,646,275
Tobacco	14,771,709	11,850,790	—	26,622,499

Total Common Stocks	$1,719,765,405	$31,265,213	$—	$1,751,030,618

Exchange Traded Fund	4,071,682	—	—	4,071,682
Forward Foreign Currency Contracts	—	11,796	—	11,796
Repurchase Agreements	—	11,992,589	—	11,992,589

Total	$1,723,837,087	$43,269,598	$—	$1,767,106,685

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2018

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$11,796

Total		$11,796

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks 99.0%

	Shares	Value
ARGENTINA 1.6%
Internet Software & Services 1.6%
MercadoLibre, Inc.(a)	41,500	$14,790,185

CHINA 0.2%
Internet & Direct Marketing Retail 0.2%
Vipshop Holdings Ltd., ADR*	142,000	2,360,040

RUSSIA 0.8%
Internet Software & Services 0.8%
Yandex NV, Class A*	192,547	7,595,979

SWITZERLAND 0.3%
Biotechnology 0.3%
CRISPR Therapeutics AG*(a)	58,025	2,652,323

UNITED KINGDOM 0.2%
Specialty Retail 0.2%
Hudson Ltd., Class A*	100,000	1,591,000

UNITED STATES 95.9%
Aerospace & Defense 3.5%
BWX Technologies, Inc.	156,600	9,948,798
Curtiss-Wright Corp.	57,300	7,739,511
Harris Corp.	35,000	5,644,800
KLX, Inc.*	37,500	2,664,750
Mercury Systems, Inc.*(a)	151,300	7,310,816

		33,308,675

Auto Components 0.7%
Aptiv plc	52,500	4,460,925
Delphi Technologies plc	50,000	2,382,500

		6,843,425

Automobiles 0.5%
Thor Industries, Inc.	37,500	4,318,875

Banks 1.5%
Comerica, Inc.	35,000	3,357,550
East West Bancorp, Inc.	60,000	3,752,400
SVB Financial Group*	27,500	6,600,275

		13,710,225

Beverages 0.7%
National Beverage Corp.(a)	78,800	7,014,776

Biotechnology 4.5%
Agios Pharmaceuticals, Inc.*	35,000	2,862,300
ARMO BioSciences, Inc.*(a)	34,300	1,283,163
Array BioPharma, Inc.*	363,456	5,931,602
BioMarin Pharmaceutical, Inc.*	43,500	3,526,545
Exelixis, Inc.*	311,565	6,901,165
Flexion Therapeutics, Inc.*(a)	188,298	4,219,758
Incyte Corp.*	25,000	2,083,250
Neurocrine Biosciences, Inc.*(a)	70,000	5,805,100
Puma Biotechnology, Inc.*	35,600	2,422,580
Sarepta Therapeutics, Inc.*	39,577	2,932,260
TESARO, Inc.*(a)	72,100	4,119,794

		42,087,517

Building Products 0.7%
AO Smith Corp.	110,200	7,007,618

Capital Markets 2.5%
Affiliated Managers Group, Inc.	22,500	4,265,550
Cboe Global Markets, Inc.	40,000	4,564,000
MarketAxess Holdings, Inc.(a)	12,500	2,718,000
Raymond James Financial, Inc.	136,300	12,186,583

		23,734,133

Chemicals 1.0%
Albemarle Corp.	39,600	3,672,504
Chemours Co. (The)	92,500	4,505,675
Scotts Miracle-Gro Co. (The)(a)	13,300	1,140,475

		9,318,654

Commercial Services & Supplies 4.1%
Brink’s Co. (The)	183,055	13,060,974
Cintas Corp.	35,500	6,055,590
Waste Connections, Inc.	274,541	19,698,506

		38,815,070

Communications Equipment 1.0%
Arista Networks, Inc.*	13,500	3,446,550
Motorola Solutions, Inc.	57,500	6,054,750

		9,501,300

Construction Materials 0.6%
Vulcan Materials Co.	47,000	5,365,990

Consumer Finance 0.7%
SLM Corp.*	571,900	6,410,999

Containers & Packaging 0.5%
Packaging Corp. of America	40,000	4,508,000

Distributors 0.5%
LKQ Corp.*	130,000	4,933,500

Diversified Consumer Services 3.2%
Adtalem Global Education, Inc.*	173,200	8,235,660
Bright Horizons Family Solutions, Inc.*	167,800	16,733,016
Service Corp. International	127,500	4,811,850

		29,780,526

Electrical Equipment 1.0%
AMETEK, Inc.	80,000	6,077,600
Rockwell Automation, Inc.	20,500	3,571,100

		9,648,700

Electronic Equipment, Instruments & Components 6.1%
Amphenol Corp., Class A	84,000	7,234,920
CDW Corp.	105,000	7,382,550
Cognex Corp.	65,000	3,379,350
IPG Photonics Corp.*	5,000	1,166,900
Littelfuse, Inc.(a)	32,629	6,792,705
National Instruments Corp.	101,000	5,107,570
Novanta, Inc.*	104,350	5,441,853
Trimble, Inc.*	130,000	4,664,400
Universal Display Corp.(a)	85,600	8,645,600
Zebra Technologies Corp., Class A*	54,700	7,613,693

		57,429,541

Equity Real Estate Investment Trusts (REITs) 0.3%
CyrusOne, Inc.	55,000	2,816,550

Food Products 1.6%
Lamb Weston Holdings, Inc.	165,500	9,635,410
Pinnacle Foods, Inc.	95,000	5,139,500

		14,774,910

Health Care Equipment & Supplies 6.3%
ABIOMED, Inc.*	17,500	5,092,325
Align Technology, Inc.*	10,500	2,636,865
Edwards Lifesciences Corp.*	29,500	4,115,840
Haemonetics Corp.*	44,200	3,233,672
Hill-Rom Holdings, Inc.	142,300	12,380,100
Hologic, Inc.*	186,700	6,975,112
ICU Medical, Inc.*	31,800	8,026,320

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Health Care Equipment & Supplies (continued)
Insulet Corp.*	87,289	$7,566,211
iRhythm Technologies, Inc.*	45,300	2,851,635
Merit Medical Systems, Inc.*	72,500	3,287,875
Nevro Corp.*	40,000	3,466,800

		59,632,755

Health Care Providers & Services 2.6%
Amedisys, Inc.*	94,320	5,691,269
DaVita, Inc.*	30,000	1,978,200
Encompass Health Corp.	55,000	3,144,350
Molina Healthcare, Inc.*	45,300	3,677,454
Tivity Health, Inc.*(a)	75,000	2,973,750
WellCare Health Plans, Inc.*	36,600	7,086,858

		24,551,881

Health Care Technology 1.4%
Veeva Systems, Inc., Class A*	184,000	13,435,680

Hotels, Restaurants & Leisure 4.7%
Aramark	112,500	4,450,500
Eldorado Resorts, Inc.*(a)	156,300	5,157,900
Hilton Grand Vacations, Inc.*	199,600	8,586,792
MGM Resorts International	135,000	4,727,700
Red Rock Resorts, Inc., Class A	80,000	2,342,400
Six Flags Entertainment Corp.	112,750	7,019,815
Vail Resorts, Inc.	52,700	11,683,590

		43,968,697

Household Durables 0.7%
NVR, Inc.*	2,400	6,720,000

Industrial Conglomerates 0.8%
Roper Technologies, Inc.	27,500	7,718,975

Insurance 0.3%
Assurant, Inc.	35,000	3,199,350

Internet Software & Services 5.1%
Box, Inc., Class A*	383,000	7,870,650
CoStar Group, Inc.*	25,000	9,067,000
Envestnet, Inc.*	98,900	5,666,970
Etsy, Inc.*	205,100	5,755,106
LogMeIn, Inc.	97,700	11,289,235
Match Group, Inc.*(a)	150,100	6,670,444
Nutanix, Inc., Class A*	45,000	2,209,950

		48,529,355

IT Services 8.2%
Black Knight, Inc.*	168,100	7,917,510
DXC Technology Co.	50,000	5,026,500
EPAM Systems, Inc.*	55,156	6,316,465
Euronet Worldwide, Inc.*	126,234	9,962,387
Gartner, Inc.*	84,200	9,903,604
Global Payments, Inc.	65,000	7,248,800
Square, Inc., Class A*(a)	102,500	5,043,000
Switch, Inc., Class A(a)	273,078	4,344,671
Total System Services, Inc.	123,100	10,618,606
WEX, Inc.*	77,900	12,200,697

		78,582,240

Life Sciences Tools & Services 1.8%
Bio-Rad Laboratories, Inc., Class A*	47,900	11,978,832
PRA Health Sciences, Inc.*	59,000	4,894,640

		16,873,472

Machinery 5.3%
Evoqua Water Technologies Corp.*	371,741	7,914,366
Fortive Corp.	80,000	6,201,600
Gardner Denver Holdings, Inc.*	130,000	3,988,400
IDEX Corp.	47,500	6,769,225
John Bean Technologies Corp.	79,050	8,964,270
Milacron Holdings Corp.*	160,000	3,222,400
Nordson Corp.	51,600	7,035,144
Stanley Black & Decker, Inc.	37,500	5,745,000

		49,840,405

Media 0.6%
Cinemark Holdings, Inc.	158,980	5,988,777

Multiline Retail 0.4%
Dollar Tree, Inc.*	42,500	4,033,250

Oil, Gas & Consumable Fuels 1.9%
Concho Resources, Inc.*	30,000	4,509,900
Devon Energy Corp.	57,500	1,827,925
Diamondback Energy, Inc.*	92,700	11,728,404

		18,066,229

Pharmaceuticals 1.8%
Aerie Pharmaceuticals, Inc.*(a)	60,000	3,255,000
Jazz Pharmaceuticals plc*	24,500	3,699,255
MyoKardia, Inc.*(a)	25,880	1,262,944
Zoetis, Inc.	100,000	8,351,000

		16,568,199

Professional Services 0.9%
TransUnion*	141,812	8,052,085

Road & Rail 1.3%
JB Hunt Transport Services, Inc.	35,000	4,100,250
Old Dominion Freight Line, Inc.	35,000	5,143,950
Saia, Inc.*	41,400	3,111,210

		12,355,410

Semiconductors & Semiconductor Equipment 3.9%
Lam Research Corp.(a)	35,000	7,110,600
Microchip Technology, Inc.(a)	70,000	6,395,200
MKS Instruments, Inc.	74,200	8,581,230
Monolithic Power Systems, Inc.	57,500	6,656,775
Teradyne, Inc.	176,500	8,067,815

		36,811,620

Software 6.2%
Autodesk, Inc.*	42,500	5,337,150
Electronic Arts, Inc.*	37,500	4,546,500
Proofpoint, Inc.*	118,202	13,433,657
ServiceNow, Inc.*	45,000	7,445,250
Take-Two Interactive Software, Inc.*	167,000	16,329,260
Tyler Technologies, Inc.*	15,000	3,164,400
Ultimate Software Group, Inc. (The)*	35,200	8,578,240

		58,834,457

Specialty Retail 2.9%
Burlington Stores, Inc.*	114,259	15,213,586
Five Below, Inc.*	72,500	5,317,150
Ross Stores, Inc.	82,500	6,433,350

		26,964,086

Technology Hardware, Storage & Peripherals 0.6%
NCR Corp.*(a)	171,200	5,396,224

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Thrifts & Mortgage Finance 0.6%
Radian Group, Inc.	298,200	$5,677,728

Trading Companies & Distributors 2.4%
SiteOne Landscape Supply, Inc.*	112,960	8,702,438
United Rentals, Inc.*	30,000	5,181,900
Univar, Inc.*	301,697	8,372,092

		22,256,430

		905,386,289

Total Common Stocks (cost $708,767,218)		934,375,816

Repurchase Agreements 1.7%

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc., 1.81%, dated 3/29/2018, due 4/2/2018, repurchase price $4,421,667, collateralized by U.S. Government Agency Securities, ranging from 1.92% - 4.00%, maturing 2/25/2031 - 3/1/2059; total market value $4,509,193.(b)	$4,420,778	4,420,778
Nomura Securities International, Inc., 1.80%, dated 3/29/2018, due 4/2/2018, repurchase price $7,001,400, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 7.88%, maturing 4/26/2018 - 2/15/2048; total market value $7,140,000.(b)	7,000,000	7,000,000
RBS Securities, Inc., 1.75%, dated 3/29/2018, due 4/5/2018, repurchase price $5,001,702, collateralized by U.S. Government Treasury Securities, ranging from 1.00% - 8.75%, maturing 11/30/2019 - 2/15/2048; total market value $5,100,028.(b)	5,000,000	5,000,000

Total Repurchase Agreements (cost $16,420,778)		16,420,778

Total Investments (cost $725,187,996) — 100.7%		950,796,594
Liabilities in excess of other assets — (0.7)%		(6,365,752)

NET ASSETS — 100.0%		$944,430,842

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $42,077,447, which was collateralized by cash used to purchase repurchase agreements with a total value of $16,420,778 and by $25,842,941 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 8.00%, and maturity dates ranging from 4/5/2018 - 2/15/2048, a total value of $42,263,719.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2018 was $16,420,778.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$934,375,816	$—	$—	$934,375,816
Repurchase Agreements	—	16,420,778	—	16,420,778

Total	$934,375,816	$16,420,778	$—	$950,796,594

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks 96.1%

	Shares	Value
Aerospace & Defense 2.0%
Textron, Inc.	59,559	$3,512,194
TransDigm Group, Inc.	55,076	16,905,028

		20,417,222

Airlines 1.7%
Alaska Air Group, Inc.	172,700	10,700,492
Southwest Airlines Co.	49,504	2,835,589
United Continental Holdings, Inc.*	55,400	3,848,638

		17,384,719

Auto Components 1.6%
Aptiv plc	9,642	819,281
Dana, Inc.	382,500	9,853,200
Delphi Technologies plc	130,466	6,216,705

		16,889,186

Automobiles 0.3%
Honda Motor Co. Ltd., ADR-JP(a)	80,229	2,786,353

Banks 5.9%
Bank of Hawaii Corp.	39,751	3,303,308
BB&T Corp.	109,214	5,683,496
CIT Group, Inc.	251,600	12,957,400
Comerica, Inc.	9,996	958,916
Commerce Bancshares, Inc.	55,593	3,330,577
Cullen/Frost Bankers, Inc.	51,972	5,512,670
Fifth Third Bancorp	184,300	5,851,525
M&T Bank Corp.	23,353	4,305,359
Pinnacle Financial Partners, Inc.	26,662	1,711,700
PNC Financial Services Group, Inc. (The)	10,099	1,527,373
Signature Bank*	53,113	7,539,390
SunTrust Banks, Inc.	46,215	3,144,469
UMB Financial Corp.	22,984	1,663,812
Westamerica Bancorp(a)	55,007	3,194,807

		60,684,802

Beverages 0.3%
Dr Pepper Snapple Group, Inc.	7,428	879,326
Molson Coors Brewing Co., Class B	26,708	2,011,914

		2,891,240

Biotechnology 0.3%
United Therapeutics Corp.*	31,200	3,505,632

Building Products 0.7%
Johnson Controls International plc	208,058	7,331,964

Capital Markets 2.1%
Ameriprise Financial, Inc.	24,532	3,629,264
E*TRADE Financial Corp.*	64,700	3,585,027
Invesco Ltd.	184,770	5,914,488
Northern Trust Corp.	71,816	7,406,384
T. Rowe Price Group, Inc.	11,223	1,211,747

		21,746,910

Chemicals 2.5%
Ashland Global Holdings, Inc.(a)	144,100	10,056,739
Eastman Chemical Co.	84,100	8,879,278
Mosaic Co. (The)	62,500	1,517,500
PPG Industries, Inc.	51,900	5,792,040

		26,245,557

Commercial Services & Supplies 2.4%
KAR Auction Services, Inc.	99,800	5,409,160
Republic Services, Inc.	199,236	13,195,400
Stericycle, Inc.*	98,200	5,747,646

		24,352,206

Communications Equipment 0.6%
ARRIS International plc*	229,112	6,087,506

Consumer Finance 1.8%
Ally Financial, Inc.	701,600	19,048,440

Containers & Packaging 3.1%
Bemis Co., Inc.	49,576	2,157,548
Graphic Packaging Holding Co.	284,594	4,368,518
Owens-Illinois, Inc.*	375,040	8,123,366
Packaging Corp. of America	79,700	8,982,190
Sonoco Products Co.	68,016	3,298,776
WestRock Co.	87,920	5,641,826

		32,572,224

Distributors 0.2%
Genuine Parts Co.	23,837	2,141,516

Diversified Consumer Services 1.0%
Adtalem Global Education, Inc.*	125,600	5,972,280
H&R Block, Inc.	174,300	4,428,963

		10,401,243

Diversified Financial Services 0.2%
Voya Financial, Inc.	49,800	2,514,900

Electric Utilities 6.3%
Alliant Energy Corp.	198,200	8,098,452
Edison International	43,893	2,794,228
Eversource Energy	24,865	1,465,046
FirstEnergy Corp.	270,400	9,196,304
Great Plains Energy, Inc.	484,907	15,415,193
Pinnacle West Capital Corp.	179,052	14,288,350
PPL Corp.	339,900	9,615,771
Xcel Energy, Inc.	96,570	4,392,004

		65,265,348

Electrical Equipment 1.1%
Eaton Corp. plc	36,527	2,918,873
Emerson Electric Co.	55,721	3,805,744
Hubbell, Inc.	39,451	4,804,343

		11,528,960

Electronic Equipment, Instruments & Components 2.0%
Avnet, Inc.	95,400	3,983,904
Keysight Technologies, Inc.*	271,790	14,239,078
TE Connectivity Ltd.	25,763	2,573,724

		20,796,706

Energy Equipment & Services 1.8%
Baker Hughes a GE Co.	139,781	3,881,719
Halliburton Co.	23,820	1,118,111
Helmerich & Payne, Inc.	9,072	603,832
National Oilwell Varco, Inc.	108,288	3,986,081
Transocean Ltd.*	160,500	1,588,950
Weatherford International plc*(a)	3,448,900	7,897,981

		19,076,674

Equity Real Estate Investment Trusts (REITs) 7.6%
American Tower Corp.	15,508	2,253,933
AvalonBay Communities, Inc.	48,740	8,015,780
Colony NorthStar, Inc., Class A	868,600	4,881,532
Empire State Realty Trust, Inc., Class A	57,418	964,048
EPR Properties	200,800	11,124,320
Iron Mountain, Inc.	80,600	2,648,516
JBG SMITH Properties	182,900	6,165,559
Lamar Advertising Co., Class A	165,976	10,566,032
MGM Growth Properties LLC, Class A	311,849	8,276,473
Piedmont Office Realty Trust, Inc., Class A	118,786	2,089,446
Uniti Group, Inc.	294,800	4,790,500
VEREIT, Inc.	1,453,000	10,112,880
Weyerhaeuser Co.	184,052	6,441,820

		78,330,839

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks (continued)

	Shares	Value
Food & Staples Retailing 1.8%
Casey’s General Stores, Inc.	60,800	$6,674,016
Sysco Corp.	77,761	4,662,550
US Foods Holding Corp.*	224,982	7,372,660

		18,709,226

Food Products 3.4%
Conagra Brands, Inc.	164,112	6,052,451
General Mills, Inc.	93,331	4,205,495
JM Smucker Co. (The)	51,471	6,382,919
Kellogg Co.	168,868	10,978,109
Mondelez International, Inc., Class A	108,850	4,542,310
Orkla ASA	292,057	3,139,570

		35,300,854

Gas Utilities 1.1%
Atmos Energy Corp.	19,001	1,600,644
Spire, Inc.	31,374	2,268,340
UGI Corp.	171,400	7,613,588

		11,482,572

Health Care Equipment & Supplies 3.6%
DENTSPLY SIRONA, Inc.	113,486	5,709,481
Siemens Healthineers AG Reg. S*(b)	37,341	1,534,604
STERIS plc	30,993	2,893,506
Zimmer Biomet Holdings, Inc.	250,299	27,292,603

		37,430,194

Health Care Providers & Services 6.3%
AmerisourceBergen Corp.	38,200	3,293,222
Cardinal Health, Inc.	146,247	9,166,762
Express Scripts Holding Co.*	29,365	2,028,534
HCA Healthcare, Inc.	23,159	2,246,423
Henry Schein, Inc.*	31,140	2,092,919
Laboratory Corp. of America Holdings*	28,500	4,609,875
LifePoint Health, Inc.*	79,018	3,713,846
McKesson Corp.	18,514	2,608,067
MEDNAX, Inc.*	261,071	14,523,380
Quest Diagnostics, Inc.	28,939	2,902,582
Universal Health Services, Inc., Class B	149,400	17,690,454

		64,876,064

Hotels, Restaurants & Leisure 1.6%
Caesars Entertainment Corp.*	146,500	1,648,125
Carnival Corp.	21,099	1,383,672
Wyndham Worldwide Corp.	113,900	13,033,577

		16,065,374

Household Durables 1.0%
DR Horton, Inc.	188,800	8,276,992
PulteGroup, Inc.	74,376	2,193,348

		10,470,340

Independent Power and Renewable Electricity Producers 0.6%
AES Corp.	567,200	6,449,064

Insurance 6.8%
Aflac, Inc.	50,410	2,205,942
Alleghany Corp.	14,000	8,602,160
Allstate Corp. (The)	26,200	2,483,760
Arthur J Gallagher & Co.	34,972	2,403,626
Assurant, Inc.	66,900	6,115,329
Brown & Brown, Inc.	62,172	1,581,656
Chubb Ltd.	30,109	4,118,008
FNF Group	413,300	16,540,266
Loews Corp.	118,000	5,868,140
Markel Corp.*	3,000	3,510,750
ProAssurance Corp.	24,075	1,168,841
Progressive Corp. (The)	106,500	6,489,045
Reinsurance Group of America, Inc.	15,673	2,413,642
Torchmark Corp.	12,762	1,074,177
Travelers Cos., Inc. (The)	6,305	875,512
Unum Group	11,231	534,708
Willis Towers Watson plc	31,627	4,813,313

		70,798,875

Internet & Direct Marketing Retail 0.5%
Liberty Expedia Holdings, Inc., Class A*	109,480	4,300,374
Liberty Interactive Corp. QVC Group, Class A*	18,600	468,162

		4,768,536

IT Services 1.2%
Alliance Data Systems Corp.	36,600	7,790,676
MAXIMUS, Inc.	38,700	2,582,838
Western Union Co. (The)	127,300	2,447,979

		12,821,493

Machinery 2.0%
Cummins, Inc.	11,933	1,934,220
Dover Corp.	122,710	12,052,576
IMI plc	114,556	1,738,784
Ingersoll-Rand plc	29,119	2,489,966
PACCAR, Inc.	23,486	1,554,068
Parker-Hannifin Corp.	3,960	677,279

		20,446,893

Media 3.4%
AMC Networks, Inc., Class A*	94,200	4,870,140
Discovery Communications, Inc., Class C*	293,400	5,727,168
DISH Network Corp., Class A*	217,500	8,241,075
Liberty Media Corp.-Liberty SiriusXM, Class C*	57,000	2,328,450
Madison Square Garden Co. (The), Class A*	20,333	4,997,851
News Corp., Class A	254,800	4,025,840
Viacom, Inc., Class B	159,600	4,957,176

		35,147,700

Mortgage Real Estate Investment Trusts (REITs) 1.2%
Annaly Capital Management, Inc.	743,800	7,757,834
MFA Financial, Inc.	665,700	5,012,721

		12,770,555

Multiline Retail 0.3%
Target Corp.	38,653	2,683,678

Multi-Utilities 0.8%
Ameren Corp.	19,481	1,103,209
NorthWestern Corp.	56,347	3,031,469
WEC Energy Group, Inc.	70,300	4,407,810

		8,542,488

Oil, Gas & Consumable Fuels 7.0%
Anadarko Petroleum Corp.	45,595	2,754,394
Antero Resources Corp.*	324,100	6,433,385
Cimarex Energy Co.	27,573	2,578,075
Devon Energy Corp.	111,797	3,554,027
EQT Corp.	436,146	20,721,296
Imperial Oil Ltd.	145,280	3,847,521
Marathon Petroleum Corp.	30,041	2,196,298
Murphy Oil Corp.	495,831	12,812,273
Noble Energy, Inc.	128,961	3,907,518
Occidental Petroleum Corp.	45,525	2,957,304
Range Resources Corp.	378,700	5,506,298
Williams Cos., Inc. (The)	193,700	4,815,382

		72,083,771

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A*	35,000	1,652,700

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks (continued)

	Shares	Value
Road & Rail 0.4%
Heartland Express, Inc.	145,953	$2,625,694
Norfolk Southern Corp.	10,570	1,435,195

		4,060,889

Semiconductors & Semiconductor Equipment 2.3%
Applied Materials, Inc.	46,747	2,599,601
Marvell Technology Group Ltd.(a)	574,100	12,056,100
Maxim Integrated Products, Inc.	63,024	3,795,305
Microchip Technology, Inc.	21,679	1,980,594
Teradyne, Inc.	70,868	3,239,376

		23,670,976

Software 1.0%
CA, Inc.	46,900	1,589,910
Dell Technologies, Inc., Class V*	62,000	4,539,020
Open Text Corp.	128,300	4,464,840

		10,593,770

Specialty Retail 1.5%
Aaron’s, Inc.	91,315	4,255,279
Advance Auto Parts, Inc.	72,733	8,622,497
Foot Locker, Inc.	59,900	2,727,846

		15,605,622

Technology Hardware, Storage & Peripherals 0.5%
HP, Inc.	71,819	1,574,273
NCR Corp.*	104,600	3,296,992

		4,871,265

Thrifts & Mortgage Finance 0.2%
Capitol Federal Financial, Inc.	196,637	2,428,467

Trading Companies & Distributors 1.9%
AerCap Holdings NV*	309,888	15,717,519
MSC Industrial Direct Co., Inc., Class A	40,274	3,693,529

		19,411,048

Total Common Stocks (cost $908,243,393)		995,142,561

Exchange Traded Fund 0.4%

	Shares	Value
Exchange Traded Fund 0.4%

iShares Russell Mid-Cap Value ETF	44,189	3,819,255

Total Exchange Traded Fund (cost $3,993,873)		3,819,255

Master Limited Partnership 0.2%

	Shares	Value
Oil, Gas & Consumable Fuels 0.2%
Spectra Energy Partners LP	55,455	1,865,506

Total Master Limited Partnership (cost $2,415,149)		1,865,506

Repurchase Agreements 1.2%

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc., 1.81%, dated 3/29/2018, due 4/2/2018, repurchase price $8,242,310, collateralized by U.S. Government Agency Securities, ranging from 1.92% - 4.00%, maturing 2/25/2031 - 3/1/2059; total market value $8,405,466. (c)	$8,240,653	$8,240,653
RBS Securities, Inc., 1.75%, dated 3/29/2018, due 4/5/2018, repurchase price $4,001,362, collateralized by U.S. Government Treasury Securities, ranging from 1.00% - 8.75%, maturing 11/30/2019 - 2/15/2048; total market value $4,080,022. (c)	4,000,000	4,000,000

Total Repurchase Agreements (cost $12,240,653)		12,240,653

Total Investments (cost $926,893,068) — 97.9%		1,013,067,975
Other assets in excess of liabilities — 2.1%		22,249,643

NET ASSETS — 100.0%		$1,035,317,618

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $29,006,803, which was collateralized by cash used to purchase repurchase agreements with a total value of $12,240,653 and by $17,548,620 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.00%, and maturity dates ranging from 4/12/2018 - 5/15/2047, a total value of $29,789,273.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2018 was $1,534,604 which represents 0.15% of net assets.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2018 was $12,240,653.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
JP	Japan
Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Forward foreign currency contracts outstanding as of March 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	44,190	EUR	35,489	UBS AG	6/29/2018	230
USD	1,529,495	GBP	1,081,810	Morgan Stanley Co., Inc.	6/29/2018	6,000
USD	1,711,952	JPY	180,759,874	Credit Suisse International	6/29/2018	3,095
USD	2,828,380	NOK	21,844,147	JPMorgan Chase Bank	6/29/2018	33,758

Total unrealized appreciation						43,083

CAD	119,783	USD	93,506	Morgan Stanley Co., Inc.	6/29/2018	(376)
GBP	38,949	USD	55,305	Morgan Stanley Co., Inc.	6/29/2018	(453)
JPY	10,720,758	USD	102,718	Credit Suisse International	6/29/2018	(1,367)
NOK	636,920	USD	83,191	JPMorgan Chase Bank	6/29/2018	(1,707)
USD	3,393,353	CAD	4,388,764	Morgan Stanley Co., Inc.	6/29/2018	(18,847)
USD	1,209,841	EUR	978,440	UBS AG	6/29/2018	(2,111)
USD	68,058	JPY	7,206,618	Credit Suisse International	6/29/2018	(72)

Total unrealized depreciation						(24,933)

Net unrealized appreciation						18,150

Currency:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$20,417,222	$—	$—	$20,417,222
Airlines	17,384,719	—	—	17,384,719
Auto Components	16,889,186	—	—	16,889,186
Automobiles	2,786,353	—	—	2,786,353
Banks	60,684,802	—	—	60,684,802
Beverages	2,891,240	—	—	2,891,240
Biotechnology	3,505,632	—	—	3,505,632
Building Products	7,331,964	—	—	7,331,964
Capital Markets	21,746,910	—	—	21,746,910
Chemicals	26,245,557	—	—	26,245,557
Commercial Services & Supplies	24,352,206	—	—	24,352,206
Communications Equipment	6,087,506	—	—	6,087,506
Consumer Finance	19,048,440	—	—	19,048,440
Containers & Packaging	32,572,224	—	—	32,572,224
Distributors	2,141,516	—	—	2,141,516
Diversified Consumer Services	10,401,243	—	—	10,401,243
Diversified Financial Services	2,514,900	—	—	2,514,900

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electric Utilities	$65,265,348	$—	$—	$65,265,348
Electrical Equipment	11,528,960	—	—	11,528,960
Electronic Equipment, Instruments & Components	20,796,706	—	—	20,796,706
Energy Equipment & Services	19,076,674	—	—	19,076,674
Equity Real Estate Investment Trusts (REITs)	78,330,839	—	—	78,330,839
Food & Staples Retailing	18,709,226	—	—	18,709,226
Food Products	32,161,284	3,139,570	—	35,300,854
Gas Utilities	11,482,572	—	—	11,482,572
Health Care Equipment & Supplies	37,430,194	—	—	37,430,194
Health Care Providers & Services	64,876,064	—	—	64,876,064
Hotels, Restaurants & Leisure	16,065,374	—	—	16,065,374
Household Durables	10,470,340	—	—	10,470,340
Independent Power and Renewable Electricity Producers	6,449,064	—	—	6,449,064
Insurance	70,798,875	—	—	70,798,875
Internet & Direct Marketing Retail	4,768,536	—	—	4,768,536
IT Services	12,821,493	—	—	12,821,493
Machinery	18,708,109	1,738,784	—	20,446,893
Media	35,147,700	—	—	35,147,700
Mortgage Real Estate Investment Trusts (REITs)	12,770,555	—	—	12,770,555
Multiline Retail	2,683,678	—	—	2,683,678
Multi-Utilities	8,542,488	—	—	8,542,488
Oil, Gas & Consumable Fuels	72,083,771	—	—	72,083,771
Real Estate Management & Development	1,652,700	—	—	1,652,700
Road & Rail	4,060,889	—	—	4,060,889
Semiconductors & Semiconductor Equipment	23,670,976	—	—	23,670,976
Software	10,593,770	—	—	10,593,770
Specialty Retail	15,605,622	—	—	15,605,622
Technology Hardware, Storage & Peripherals	4,871,265	—	—	4,871,265
Thrifts & Mortgage Finance	2,428,467	—	—	2,428,467
Trading Companies & Distributors	19,411,048	—	—	19,411,048

Total Common Stocks	$990,264,207	$4,878,354	$—	$995,142,561

Exchange Traded Fund	3,819,255	—	—	3,819,255
Forward Foreign Currency Contracts	—	43,083	—	43,083
Master Limited Partnership	1,865,506	—	—	1,865,506
Repurchase Agreements	—	12,240,653	—	12,240,653

Total Assets	$995,948,968	$17,162,090	$—	$1,013,111,058

Liabilities:
Forward Foreign Currency Contracts	$—	$(24,933)	$—	$(24,933)

Total Liabilities	$—	$(24,933)	$—	$(24,933)

Total	$995,948,968	$17,137,157	$—	$1,013,086,125

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2018

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$43,083

Total		$43,083

Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(24,933)

Total		$(24,933)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks 98.7%

	Shares	Value
Aerospace & Defense 2.9%
BWX Technologies, Inc.	36,070	$2,291,527
HEICO Corp.	30,052	2,608,814
Mercury Systems, Inc.*(a)	53,160	2,568,691
Teledyne Technologies, Inc.*	7,164	1,340,886

		8,809,918

Air Freight & Logistics 1.0%
XPO Logistics, Inc.*	29,010	2,953,508

Auto Components 1.7%
Cooper Tire & Rubber Co.(a)	23,300	682,690
Tenneco, Inc.	25,404	1,393,918
Visteon Corp.*	27,667	3,050,010

		5,126,618

Banks 3.2%
FCB Financial Holdings, Inc., Class A*	15,790	806,869
First Busey Corp.	21,034	625,130
First Hawaiian, Inc.	21,084	586,768
Great Western Bancorp, Inc.	19,081	768,392
IBERIABANK Corp.	13,183	1,028,274
Sterling Bancorp	80,114	1,806,571
Western Alliance Bancorp*	47,050	2,734,075
Wintrust Financial Corp.	17,590	1,513,620

		9,869,699

Biotechnology 6.4%
Abeona Therapeutics, Inc.*	19,347	277,630
Agios Pharmaceuticals, Inc.*	15,773	1,289,916
Amicus Therapeutics, Inc.*(a)	71,895	1,081,301
Arena Pharmaceuticals, Inc.*	21,373	844,234
Audentes Therapeutics, Inc.*	13,644	410,002
Bluebird Bio, Inc.*	6,037	1,030,818
Blueprint Medicines Corp.*	14,249	1,306,633
Calithera Biosciences, Inc.*	27,451	172,941
Coherus Biosciences, Inc.*	26,021	287,532
Cytokinetics, Inc.*	35,286	254,059
Exact Sciences Corp.*	22,405	903,594
Exelixis, Inc.*	28,230	625,295
Five Prime Therapeutics, Inc.*	30,306	520,657
Flexion Therapeutics, Inc.*(a)	15,801	354,100
G1 Therapeutics, Inc.*	8,300	307,515
GlycoMimetics, Inc.*	21,666	351,639
Heron Therapeutics, Inc.*	25,600	706,560
Ironwood Pharmaceuticals, Inc.*	29,326	452,500
Jounce Therapeutics, Inc.*(a)	13,488	301,457
Ligand Pharmaceuticals, Inc.*	10,430	1,722,619
Loxo Oncology, Inc.*	9,242	1,066,250
Neurocrine Biosciences, Inc.*	9,830	815,202
Otonomy, Inc.*	2,872	12,062
Portola Pharmaceuticals, Inc.*	21,456	700,753
Repligen Corp.*	24,620	890,752
Rigel Pharmaceuticals, Inc.*	69,756	246,936
Sage Therapeutics, Inc.*	7,234	1,165,180
Spark Therapeutics, Inc.*	13,178	877,523
Ultragenyx Pharmaceutical, Inc.*	15,866	809,007

		19,784,667

Building Products 2.2%
AAON, Inc.	23,007	897,273
American Woodmark Corp.*	8,962	882,309
Armstrong World Industries, Inc.*	17,619	991,949
JELD-WEN Holding, Inc.*	36,611	1,121,029
Lennox International, Inc.	7,730	1,579,780
Trex Co., Inc.*	10,910	1,186,681

		6,659,021

Capital Markets 1.7%
Evercore, Inc., Class A	14,318	1,248,530
Hamilton Lane, Inc., Class A	17,260	642,590
LPL Financial Holdings, Inc.	30,790	1,880,345
MarketAxess Holdings, Inc.	3,040	661,018
Stifel Financial Corp.	12,550	743,336

		5,175,819

Chemicals 1.2%
Ingevity Corp.*	22,880	1,686,027
OMNOVA Solutions, Inc.*	61,753	648,406
PolyOne Corp.	34,828	1,480,887

		3,815,320

Commercial Services & Supplies 1.5%
Advanced Disposal Services, Inc.*	27,878	621,122
Brink’s Co. (The)	10,970	782,709
Clean Harbors, Inc.*	18,371	896,689
Deluxe Corp.	16,133	1,194,003
MSA Safety, Inc.	12,378	1,030,345

		4,524,868

Communications Equipment 0.1%
Lumentum Holdings, Inc.*(a)	7,019	447,812

Construction & Engineering 1.3%
Dycom Industries, Inc.*	9,780	1,052,621
Granite Construction, Inc.	27,180	1,518,275
MasTec, Inc.*	33,210	1,562,531

		4,133,427

Construction Materials 0.8%
Summit Materials, Inc., Class A*	83,330	2,523,232

Consumer Finance 0.6%
Green Dot Corp., Class A*	21,740	1,394,839
OneMain Holdings, Inc.*	16,444	492,333

		1,887,172

Containers & Packaging 0.4%
Graphic Packaging Holding Co.	72,873	1,118,601

Distributors 1.2%
Core-Mark Holding Co., Inc.	34,345	730,175
Pool Corp.	19,810	2,896,618

		3,626,793

Diversified Consumer Services 1.1%
Bright Horizons Family Solutions, Inc.*	25,865	2,579,258
Sotheby’s*	16,510	847,128

		3,426,386

Diversified Telecommunication Services 0.4%
ORBCOMM, Inc.*	50,840	476,371
Vonage Holdings Corp.*	77,481	825,172

		1,301,543

Electrical Equipment 0.7%
AZZ, Inc. (a)	18,974	829,164
Generac Holdings, Inc.*	27,105	1,244,390

		2,073,554

Electronic Equipment, Instruments & Components 2.7%
Cognex Corp.	14,770	767,892
ePlus, Inc.*	16,122	1,252,679
Fabrinet*	27,516	863,452
II-VI, Inc.*	17,209	703,848
Itron, Inc.*	10,000	715,500
Littelfuse, Inc.	9,030	1,879,865
Novanta, Inc.*	21,170	1,104,016
Rogers Corp.*	9,692	1,158,582

		8,445,834

Energy Equipment & Services 0.4%
ProPetro Holding Corp.*	42,182	670,272

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks (continued)

	Shares	Value
Energy Equipment & Services (continued)
RPC, Inc.(a)	29,640	$534,409

		1,204,681

Equity Real Estate Investment Trusts (REITs) 0.7%
CoreSite Realty Corp.	5,976	599,154
Corporate Office Properties Trust	22,539	582,182
Sunstone Hotel Investors, Inc.	63,699	969,499

		2,150,835

Food & Staples Retailing 0.9%
Casey’s General Stores, Inc.	8,681	952,913
Performance Food Group Co.*	21,377	638,104
PriceSmart, Inc.(a)	13,239	1,106,118

		2,697,135

Food Products 0.6%
Hostess Brands, Inc.*	68,392	1,011,518
Post Holdings, Inc.*	9,535	722,371

		1,733,889

Health Care Equipment & Supplies 10.0%
ABIOMED, Inc.*	9,010	2,621,820
Anika Therapeutics, Inc.*	17,039	847,179
AtriCure, Inc.*	35,539	729,260
Atrion Corp.	1,286	811,852
Cantel Medical Corp.	22,990	2,561,316
Cardiovascular Systems, Inc.*	31,022	680,312
Globus Medical, Inc., Class A*	35,895	1,788,289
Haemonetics Corp.*	10,460	765,254
ICU Medical, Inc.*	14,375	3,628,250
Inogen, Inc.*	11,220	1,378,265
Insulet Corp.*	42,020	3,642,294
Integra LifeSciences Holdings Corp.*	45,145	2,498,324
iRhythm Technologies, Inc.*	16,670	1,049,377
Merit Medical Systems, Inc.*	18,380	833,533
Natus Medical, Inc.*	28,567	961,280
Neogen Corp.*(a)	19,060	1,276,829
OraSure Technologies, Inc.*	45,900	775,251
Orthofix International NV*	16,440	966,343
Penumbra, Inc.*	13,180	1,524,267
Quidel Corp.*	27,230	1,410,786

		30,750,081

Health Care Providers & Services 1.6%
HealthEquity, Inc.*	24,030	1,454,776
Molina Healthcare, Inc.*	10,413	845,327
Tivity Health, Inc.*	22,410	888,557
US Physical Therapy, Inc.	10,549	857,634
WellCare Health Plans, Inc.*	4,640	898,443

		4,944,737

Health Care Technology 0.9%
HMS Holdings Corp.*	38,932	655,615
Medidata Solutions, Inc.*	9,744	612,021
Omnicell, Inc.*	24,995	1,084,783
Vocera Communications, Inc.*	20,570	481,749

		2,834,168

Hotels, Restaurants & Leisure 3.5%
Boyd Gaming Corp.	52,450	1,671,057
Choice Hotels International, Inc.	21,330	1,709,599
Dunkin’ Brands Group, Inc.(a)	19,081	1,138,945
La Quinta Holdings, Inc.*	26,452	500,207
Marriott Vacations Worldwide Corp.	10,169	1,354,511
Papa John’s International, Inc.	16,270	932,271
Penn National Gaming, Inc.*	32,580	855,551
Vail Resorts, Inc.	4,590	1,017,603
Wingstop, Inc.	33,382	1,576,632

		10,756,376

Household Durables 1.7%
Installed Building Products, Inc.*	14,100	846,705
LGI Homes, Inc.*(a)	14,030	990,097
Roku, Inc.*	11,960	371,956
TopBuild Corp.*	38,613	2,954,667

		5,163,425

Insurance 1.0%
James River Group Holdings Ltd.	26,964	956,413
Kinsale Capital Group, Inc.	20,830	1,069,204
Primerica, Inc.	12,160	1,174,656

		3,200,273

Internet & Direct Marketing Retail 0.1%
Wayfair, Inc., Class A*(a)	5,863	395,928

Internet Software & Services 6.7%
2U, Inc.*	31,440	2,641,903
Blucora, Inc.*	28,100	691,260
Cloudera, Inc.*	52,981	1,143,330
Envestnet, Inc.*	14,140	810,222
Etsy, Inc.*	81,342	2,282,457
Five9, Inc.*	37,057	1,103,928
GrubHub, Inc.*	31,058	3,151,455
Instructure, Inc.*	19,874	837,689
LogMeIn, Inc.	10,636	1,228,990
MongoDB, Inc.*(a)	9,680	420,112
New Relic, Inc.*	21,220	1,572,827
Nutanix, Inc., Class A*	23,140	1,136,405
Okta, Inc.*	23,649	942,413
Q2 Holdings, Inc.*	60,984	2,777,821

		20,740,812

IT Services 2.7%
Acxiom Corp.*	22,854	519,014
CACI International, Inc., Class A*	8,456	1,279,816
EPAM Systems, Inc.*	18,223	2,086,898
ExlService Holdings, Inc.*	17,048	950,767
MAXIMUS, Inc.	15,085	1,006,773
Science Applications International Corp.	14,093	1,110,528
WEX, Inc.*	8,622	1,350,378

		8,304,174

Life Sciences Tools & Services 1.1%
NanoString Technologies, Inc.*	37,266	279,868
PRA Health Sciences, Inc.*	28,300	2,347,768
Syneos Health, Inc.*	24,884	883,382

		3,511,018

Machinery 3.7%
Altra Industrial Motion Corp.	27,659	1,270,931
Astec Industries, Inc.	9,372	517,147
Chart Industries, Inc.*	6,640	391,959
Evoqua Water Technologies Corp.*	28,000	596,120
ITT, Inc.	23,792	1,165,332
John Bean Technologies Corp.	22,150	2,511,810
Milacron Holdings Corp.*	47,070	947,990
RBC Bearings, Inc.*	19,610	2,435,562
Rexnord Corp.*	37,587	1,115,582
Welbilt, Inc.*	28,735	558,896

		11,511,329

Metals & Mining 0.5%
Allegheny Technologies, Inc.*	41,170	974,906
Ferroglobe plc*	62,100	666,333

		1,641,239

Multiline Retail 0.8%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	39,440	2,378,232

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks (continued)

	Shares	Value

Oil, Gas & Consumable Fuels 1.3%
Matador Resources Co.*	51,610	$1,543,655
Newfield Exploration Co.*	33,865	826,983
PDC Energy, Inc.*	15,917	780,411
WildHorse Resource Development Corp.*(a)	42,018	802,124

		3,953,173

Paper & Forest Products 0.6%
Boise Cascade Co.	24,706	953,652
Louisiana-Pacific Corp.	36,852	1,060,232

		2,013,884

Pharmaceuticals 3.3%
Aerie Pharmaceuticals, Inc.*	31,380	1,702,365
Catalent, Inc.*	33,289	1,366,846
Dermira, Inc.*	27,764	221,834
Impax Laboratories, Inc.*(a)	35,975	699,714
Intersect ENT, Inc.*	39,658	1,558,559
Medicines Co. (The)*(a)	20,174	664,532
Nektar Therapeutics*	24,000	2,550,240
Revance Therapeutics, Inc.*(a)	24,040	740,432
Supernus Pharmaceuticals, Inc.*	14,800	677,840

		10,182,362

Professional Services 1.5%
Exponent, Inc.	15,083	1,186,278
Huron Consulting Group, Inc.*	16,470	627,507
On Assignment, Inc.*	30,138	2,467,699
WageWorks, Inc.*	7,613	344,108

		4,625,592

Real Estate Management & Development 0.5%
HFF, Inc., Class A	32,917	1,635,975

Road & Rail 1.3%
Genesee & Wyoming, Inc., Class A*	13,897	983,769
Knight-Swift Transportation Holdings, Inc.	25,090	1,154,391
Marten Transport Ltd.	36,582	834,069
Werner Enterprises, Inc.	31,500	1,149,750

		4,121,979

Semiconductors & Semiconductor Equipment 5.2%
Advanced Energy Industries, Inc.*	9,756	623,408
Axcelis Technologies, Inc.*	29,800	733,080
Cohu, Inc.	28,180	642,786
Entegris, Inc.	102,409	3,563,833
FormFactor, Inc.*	72,758	993,147
Integrated Device Technology, Inc.*	41,501	1,268,271
MKS Instruments, Inc.	33,542	3,879,132
Monolithic Power Systems, Inc.	24,600	2,847,942
Silicon Laboratories, Inc.*	16,660	1,497,734

		16,049,333

Software 9.7%
Aspen Technology, Inc.*	15,442	1,218,219
Blackbaud, Inc.	9,923	1,010,261
Blackline, Inc.*	40,770	1,598,592
Fair Isaac Corp.*	8,272	1,401,029
ForeScout Technologies, Inc.*	20,175	654,477
Guidewire Software, Inc.*	35,577	2,875,689
HubSpot, Inc.*	30,938	3,350,585
Paycom Software, Inc.*(a)	12,770	1,371,370
Paylocity Holding Corp.*	19,226	984,948
Pegasystems, Inc.	17,017	1,032,081
Proofpoint, Inc.*	13,920	1,582,008
PTC, Inc.*	41,156	3,210,580
RealPage, Inc.*	31,390	1,616,585
RingCentral, Inc., Class A*	35,580	2,259,330
Take-Two Interactive Software, Inc.*	10,410	1,017,890
Tyler Technologies, Inc.*	7,540	1,590,638
Varonis Systems, Inc.*	28,020	1,695,210
Zendesk, Inc.*	31,790	1,521,787

		29,991,279

Specialty Retail 2.6%
Burlington Stores, Inc.*	20,597	2,742,490
Caleres, Inc.	29,787	1,000,843
Children’s Place, Inc. (The)	10,920	1,476,930
Five Below, Inc.*	16,252	1,191,922
Floor & Decor Holdings, Inc., Class A*	16,290	849,035
Michaels Cos., Inc. (The)*	32,600	642,546

		7,903,766

Textiles, Apparel & Luxury Goods 1.8%
Canada Goose Holdings, Inc.*	10,940	365,615
Carter’s, Inc.	12,582	1,309,786
Oxford Industries, Inc.	14,632	1,090,962
Steven Madden Ltd.	36,003	1,580,532
Wolverine World Wide, Inc.	47,295	1,366,825

		5,713,720

Thrifts & Mortgage Finance 1.0%
Essent Group Ltd.*	34,740	1,478,534
LendingTree, Inc.*	2,340	767,871
MGIC Investment Corp.*	73,459	954,967

		3,201,372

Trading Companies & Distributors 1.9%
Applied Industrial Technologies, Inc.	14,067	1,025,484
BMC Stock Holdings, Inc.*	31,987	625,346
Herc Holdings, Inc.*	11,180	726,141
SiteOne Landscape Supply, Inc.*	47,262	3,641,065

		6,018,036

Total Common Stocks (cost $249,316,012)		305,032,595

Rights 0.0%†

	Number of Rights	Value
Biotechnology 0.0%†
Dyax Corp., CVR*(b)(c)	8,420	12,630

Total Rights (cost $—)		12,630

Repurchase Agreements 2.3%

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc., 1.81%, dated 3/29/2018, due 4/2/2018, repurchase price $2,963,093, collateralized by U.S. Government Agency Securities, ranging from 1.92% - 4.00%, maturing 2/25/2031 - 3/1/2059; total market value $3,021,746. (d)	$2,962,496	2,962,496

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Repurchase Agreements (continued)

	Principal Amount	Value
Nomura Securities International, Inc., 1.80%, dated 3/29/2018, due 4/2/2018, repurchase price $2,000,400, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 7.88%, maturing 4/26/2018 - 2/15/2048; total market value $2,040,000. (d)	$2,000,000	$2,000,000
RBS Securities, Inc., 1.75%, dated 3/29/2018, due 4/5/2018, repurchase price $2,000,681, collateralized by U.S. Government Treasury Securities, ranging from 1.00% - 8.75%, maturing 11/30/2019 - 2/15/2048; total market value $2,040,011. (d)	2,000,000	2,000,000
Total Repurchase Agreements (cost $6,962,496)		6,962,496

Total Investments (cost $256,278,508) — 101.0%		312,007,721
Liabilities in excess of other assets — (1.0)%		(3,133,920)

NET ASSETS — 100.0%		$308,873,801

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $11,728,701, which was collateralized by cash used to purchase repurchase agreements with a total value of $6,962,496 and by $4,875,791 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.00%, and maturity dates ranging from 4/5/2018 - 2/15/2048, a total value of $11,838,287.
(b)	Illiquid security.
(c)	Value determined using significant unobservable inputs.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2018 was $6,962,496.
†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$305,032,595	$—	$—	$305,032,595
Repurchase Agreements	—	6,962,496	—	6,962,496
Rights	—	—	12,630	12,630

Total	$305,032,595	$6,962,496	$12,630	$312,007,721

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Rights	Total
Balance as of 12/31/2017	$12,630	$12,630
Accrued Accretion/(Amortization)	—	—
Realized Gains (Losses)	—	—
Change in Unrealized Appreciation/Depreciation	—	—
Purchases	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 3/31/2018	$12,630	$12,630

Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 3/31/2018	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks 98.3%

	Shares	Value
Aerospace & Defense 1.7%
Engility Holdings, Inc.*	25,700	$627,080
Hexcel Corp.	61,980	4,003,288
Moog, Inc., Class A*	26,275	2,165,323
Vectrus, Inc.*	97,800	3,642,072

		10,437,763

Airlines 0.5%
SkyWest, Inc.	59,900	3,258,560

Auto Components 2.5%
Cooper-Standard Holdings, Inc.*	32,600	4,003,606
Dana, Inc.	128,400	3,307,584
Dorman Products, Inc.*(a)	42,445	2,810,284
LCI Industries	28,142	2,930,989
Modine Manufacturing Co.*	11,600	245,340
Stoneridge, Inc.*	70,200	1,937,520

		15,235,323

Banks 16.9%
1st Source Corp.	3,440	174,133
Allegiance Bancshares, Inc.*	9,400	368,010
Bancorp, Inc. (The)*	179,800	1,941,840
Bank of Hawaii Corp.	41,356	3,436,684
Bank of Marin Bancorp	1,100	75,845
Bank of NT Butterfield & Son Ltd. (The)	66,300	2,975,544
Bank of the Ozarks, Inc.	100,683	4,859,968
Banner Corp.	8,100	449,469
Berkshire Hills Bancorp, Inc.	6,400	242,880
Boston Private Financial Holdings, Inc.	12,200	183,610
Cadence Bancorp	8,300	226,009
Cathay General Bancorp	15,800	631,684
Central Valley Community Bancorp	7,300	142,788
Chemung Financial Corp.(a)	1,800	83,646
Community Trust Bancorp, Inc.	12,357	558,536
Customers Bancorp, Inc.*	22,040	642,466
Eagle Bancorp, Inc.*	40,693	2,435,476
East West Bancorp, Inc.	12,522	783,126
Enterprise Financial Services Corp.	54,400	2,551,360
Farmers National Banc Corp.	26,500	367,025
Fidelity Southern Corp.	72,884	1,681,434
Financial Institutions, Inc.	42,600	1,260,960
First Bancorp/NC	17,000	606,050
First Bancorp/PR*	483,100	2,908,262
First Business Financial Services, Inc.	16,100	405,076
First Citizens BancShares, Inc., Class A	1,600	661,184
First Commonwealth Financial Corp.(a)	28,700	405,531
First Community Bancshares, Inc.	19,000	567,150
First Financial Bancorp (a)	19,700	578,195
First Financial Corp.	4,100	170,560
First Hawaiian, Inc.	14,900	414,667
First Internet Bancorp	26,500	980,500
First Interstate BancSystem, Inc., Class A	22,148	875,953
First Merchants Corp.(a)	50,300	2,097,510
First Midwest Bancorp, Inc.	26,400	649,176
Flushing Financial Corp.	12,400	334,304
Franklin Financial Network, Inc.*	10,700	348,820
Fulton Financial Corp.	96,200	1,707,550
Great Southern Bancorp, Inc.	17,500	874,125
Green Bancorp, Inc.*	68,500	1,524,125
Hancock Holding Co.	109,000	5,635,300
Hanmi Financial Corp.	124,290	3,821,917
Heartland Financial USA, Inc.(a)	23,900	1,267,895
Heritage Commerce Corp.	15,900	262,032
Hilltop Holdings, Inc.	59,500	1,395,870
HomeTrust Bancshares, Inc.*	9,100	237,055
Hope Bancorp, Inc.(a)	113,887	2,071,605
Horizon Bancorp	72,457	2,174,435
IBERIABANK Corp.	64,000	4,992,000
Independent Bank Corp./MA(a)	11,800	844,290
Independent Bank Corp./MI	40,900	936,610
LegacyTexas Financial Group, Inc.	21,369	915,021
MB Financial, Inc.(a)	4,781	193,535
Midland States Bancorp, Inc.	8,700	274,572
OFG Bancorp	42,300	442,035
Pacific Mercantile Bancorp*	14,000	133,700
PacWest Bancorp	13,946	690,745
Peoples Bancorp, Inc.	23,100	818,895
Pinnacle Financial Partners, Inc.	20,100	1,290,420
Preferred Bank	33,900	2,176,380
Premier Financial Bancorp, Inc.	4,379	81,493
Republic Bancorp, Inc., Class A	6,255	239,567
Shore Bancshares, Inc.	6,800	128,248
Sierra Bancorp	10,200	271,728
Signature Bank*	14,790	2,099,440
Simmons First National Corp., Class A	10,842	308,455
South State Corp.	3,174	270,742
Sterling Bancorp	88,500	1,995,675
Texas Capital Bancshares, Inc.*(a)	55,610	4,999,339
Towne Bank	5,727	163,792
TriCo Bancshares	63,800	2,374,636
TriState Capital Holdings, Inc.*	7,000	162,750
Triumph Bancorp, Inc.*	14,600	601,520
Trustmark Corp.	9,200	286,672
Umpqua Holdings Corp.	93,800	2,008,258
United Community Banks, Inc.	160,600	5,082,990
West Bancorporation, Inc.	7,500	192,000
Western Alliance Bancorp*	56,616	3,289,956
Wintrust Financial Corp.	73,000	6,281,650

		103,594,454

Biotechnology 2.3%
Abeona Therapeutics, Inc.*(a)	62,200	892,570
Acceleron Pharma, Inc.*	23,800	930,580
Acorda Therapeutics, Inc.*(a)	51,200	1,210,880
AMAG Pharmaceuticals, Inc.*(a)	28,000	564,200
Bluebird Bio, Inc.*	5,200	887,900
Celldex Therapeutics, Inc.*	286,200	666,846
Corvus Pharmaceuticals, Inc.*(a)	64,300	741,379
Immune Design Corp.* (a)	242,000	798,600
Karyopharm Therapeutics, Inc.*	64,700	868,274
Lexicon Pharmaceuticals, Inc.*(a)	26,400	226,248
Minerva Neurosciences, Inc.*	176,500	1,103,125
Momenta Pharmaceuticals, Inc.*	91,400	1,658,910
Myriad Genetics, Inc.*	6,600	195,030
Retrophin, Inc.*	33,900	758,004
Rigel Pharmaceuticals, Inc.*	154,800	547,992
Sage Therapeutics, Inc.*	3,200	515,424
Spero Therapeutics, Inc.*	75,400	1,074,450
Ultragenyx Pharmaceutical, Inc.*	3,200	163,168
Vanda Pharmaceuticals, Inc.*	14,900	251,065

		14,054,645

Building Products 1.3%
American Woodmark Corp.*	30,022	2,955,666
Gibraltar Industries, Inc.*	56,976	1,928,637
Insteel Industries, Inc.	49,982	1,381,003
JELD-WEN Holding, Inc.*	5,300	162,286
Universal Forest Products, Inc.	43,700	1,418,065

		7,845,657

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Capital Markets 2.1%
Artisan Partners Asset Management, Inc., Class A	57,943	$1,929,502
BGC Partners, Inc., Class A	73,900	993,955
BrightSphere Investment Group plc	39,000	614,640
Diamond Hill Investment Group, Inc.	12,423	2,566,095
Houlihan Lokey, Inc.	9,200	410,320
Morningstar, Inc.	26,143	2,497,179
Piper Jaffray Cos.	23,800	1,976,590
Pzena Investment Management, Inc., Class A	135,025	1,502,828
Stifel Financial Corp.	4,600	272,458

		12,763,567

Chemicals 1.2%
Chemours Co. (The)	8,900	433,519
FutureFuel Corp.	31,100	372,889
Rayonier Advanced Materials, Inc.	16,700	358,549
Trinseo SA	53,900	3,991,295
Valvoline, Inc.	106,433	2,355,362

		7,511,614

Commercial Services & Supplies 2.9%
ABM Industries, Inc.	45,300	1,516,644
ACCO Brands Corp.(a)	314,900	3,951,995
Casella Waste Systems, Inc., Class A*	135,626	3,170,936
Essendant, Inc.	7,300	56,940
Kimball International, Inc., Class B	16,500	281,160
Knoll, Inc.	92,859	1,874,823
LSC Communications, Inc.	1,962	34,237
Quad/Graphics, Inc.	103,100	2,613,585
RR Donnelley & Sons Co.	5,232	45,675
US Ecology, Inc.	61,427	3,274,059
VSE Corp.	23,100	1,194,732

		18,014,786

Communications Equipment 0.9%
ADTRAN, Inc.	20,200	314,110
Comtech Telecommunications Corp.	15,500	463,295
Extreme Networks, Inc.*	236,700	2,620,269
Harmonic, Inc.*	375,640	1,427,432
Ribbon Communications, Inc.*	99,867	509,322

		5,334,428

Construction & Engineering 1.4%
EMCOR Group, Inc.	41,600	3,241,888
HC2 Holdings, Inc.*	189,600	997,296
KBR, Inc.	206,800	3,348,092
Tutor Perini Corp.*	45,008	992,426

		8,579,702

Construction Materials 0.6%
Summit Materials, Inc., Class A*	112,404	3,403,593

Consumer Finance 0.9%
Enova International, Inc.*	59,200	1,305,360
EZCORP, Inc., Class A*(a)	113,700	1,500,840
FirstCash, Inc.(a)	20,928	1,700,400
Green Dot Corp., Class A*	14,400	923,904

		5,430,504

Containers & Packaging 0.0%†
Berry Global Group, Inc.*	4,000	219,240

Distributors 0.1%
Funko, Inc., Class A*(a)	48,400	397,364

Diversified Consumer Services 0.6%
K12, Inc.*	51,900	735,942
Service Corp. International	85,588	3,230,091

		3,966,033

Diversified Financial Services 0.1%
Marlin Business Services Corp.	12,300	348,705

Diversified Telecommunication Services 0.0%†
IDT Corp., Class B*	43,100	270,237

Electric Utilities 1.5%
El Paso Electric Co.	20,200	1,030,200
Genie Energy Ltd., Class B	50,600	252,494
IDACORP, Inc.	29,000	2,559,830
MGE Energy, Inc.	9,250	518,925
PNM Resources, Inc.	3,000	114,750
Portland General Electric Co.	79,300	3,212,443
Spark Energy, Inc., Class A(a)	64,000	758,400
Westar Energy, Inc.	16,600	872,994

		9,320,036

Electronic Equipment, Instruments & Components 3.5%
Anixter International, Inc.*	4,200	318,150
Benchmark Electronics, Inc.	115,875	3,458,869
Coherent, Inc.* (a)	16,655	3,121,147
Electro Scientific Industries, Inc.*	46,800	904,644
Fitbit, Inc., Class A*(a)	110,800	565,080
Insight Enterprises, Inc.*	99,300	3,468,549
Kimball Electronics, Inc.*	48,350	780,852
Plexus Corp.*	11,400	680,922
Sanmina Corp.*	53,611	1,401,928
Tech Data Corp.*	33,900	2,885,907
Universal Display Corp.	29,110	2,940,110
VeriFone Systems, Inc.*	30,905	475,319
Vishay Precision Group, Inc.*	23,700	738,255

		21,739,732

Energy Equipment & Services 2.0%
Archrock, Inc.	25,100	219,625
C&J Energy Services, Inc.*	58,200	1,502,724
Core Laboratories NV	10,753	1,163,690
Exterran Corp.*	66,800	1,783,560
FTS International, Inc.*	37,100	682,269
Mammoth Energy Services, Inc.*	4,500	144,270
McDermott International, Inc.*	352,800	2,148,552
Newpark Resources, Inc.*	168,136	1,361,901
Oil States International, Inc.*	117,629	3,081,880

		12,088,471

Equity Real Estate Investment Trusts (REITs) 7.3%
American Assets Trust, Inc.	46,400	1,550,224
Armada Hoffler Properties, Inc.	113,909	1,559,414
Ashford Hospitality Prime, Inc.	23,160	225,115
Ashford Hospitality Trust, Inc.	457,700	2,956,742
Cedar Realty Trust, Inc.	32,500	128,050
Chesapeake Lodging Trust	27,700	770,337
CorEnergy Infrastructure Trust, Inc.	4,000	150,160
CoreSite Realty Corp.	10,600	1,062,756
Cousins Properties, Inc.	202,870	1,760,912
CubeSmart	66,099	1,863,992
DCT Industrial Trust, Inc.	50,900	2,867,706
DiamondRock Hospitality Co.	217,700	2,272,788
EastGroup Properties, Inc.	2,800	231,448
First Industrial Realty Trust, Inc.	67,400	1,970,102
Franklin Street Properties Corp.	7,100	59,711
GEO Group, Inc. (The)	260,751	5,337,573
Getty Realty Corp.	72,200	1,820,884
Highwoods Properties, Inc.	20,500	898,310
Hudson Pacific Properties, Inc.	13,600	442,408
InfraREIT, Inc.	47,700	926,811
Invitation Homes, Inc.	8,424	192,320
Kite Realty Group Trust	45,050	686,111

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
NexPoint Residential Trust, Inc.	21,844	$542,605
Pennsylvania REIT	29,100	280,815
Physicians Realty Trust	109,391	1,703,218
Preferred Apartment Communities, Inc., Class A	118,693	1,684,254
Ramco-Gershenson Properties Trust	46,800	578,448
Retail Opportunity Investments Corp.	40,800	720,936
Rexford Industrial Realty, Inc.	39,300	1,131,447
RLJ Lodging Trust	36,117	702,114
Summit Hotel Properties, Inc.	110,000	1,497,100
Sun Communities, Inc.	9,200	840,604
Sunstone Hotel Investors, Inc.	131,974	2,008,644
Urstadt Biddle Properties, Inc., Class A	21,100	407,230
Xenia Hotels & Resorts, Inc.	147,000	2,898,840

		44,730,129

Food & Staples Retailing 0.3%
SpartanNash Co.	96,400	1,659,044

Food Products 0.5%
B&G Foods, Inc.(a)	86,418	2,048,107
Dean Foods Co.	68,200	587,884
Sanderson Farms, Inc.	2,700	321,354

		2,957,345

Gas Utilities 1.1%
New Jersey Resources Corp.	57,400	2,301,740
Southwest Gas Holdings, Inc.*	35,400	2,394,102
Spire, Inc.(a)	15,000	1,084,500
WGL Holdings, Inc.	10,700	895,055

		6,675,397

Health Care Equipment & Supplies 2.4%
CONMED Corp.	49,539	3,137,305
Haemonetics Corp.*	41,000	2,999,560
Integer Holdings Corp.*	3,600	203,580
Invacare Corp.(a)	46,100	802,140
Lantheus Holdings, Inc.*	121,800	1,936,620
LeMaitre Vascular, Inc.	72,347	2,621,132
LivaNova plc*	31,432	2,781,732

		14,482,069

Health Care Providers & Services 2.1%
American Renal Associates Holdings, Inc.*(a)	30,700	578,695
Community Health Systems, Inc.*(a)	193,600	766,656
Cross Country Healthcare, Inc.*	37,700	418,847
Diplomat Pharmacy, Inc.*	106,200	2,139,930
Encompass Health Corp.	57,805	3,304,712
Kindred Healthcare, Inc.*	67,000	613,050
Magellan Health, Inc.*	9,900	1,060,290
Molina Healthcare, Inc.*	32,112	2,606,852
Triple-S Management Corp., Class B*	11,800	308,452
WellCare Health Plans, Inc.*	4,700	910,061

		12,707,545

Hotels, Restaurants & Leisure 2.4%
Cheesecake Factory, Inc. (The)	46,581	2,246,136
Eldorado Resorts, Inc.*	88,851	2,932,083
Lindblad Expeditions Holdings, Inc.*	221,408	2,273,860
Papa John’s International, Inc.	44,370	2,542,401
Penn National Gaming, Inc.*	14,400	378,144
Pinnacle Entertainment, Inc.*	16,000	482,400
Playa Hotels & Resorts NV*	198,905	2,032,809
Red Rock Resorts, Inc., Class A	58,710	1,719,029

		14,606,862

Household Durables 1.5%
Beazer Homes USA, Inc.*	100,300	1,599,785
Hamilton Beach Brands Holding Co., Class A	7,100	150,662
Hooker Furniture Corp.	20,200	741,340
KB Home	87,700	2,495,065
LGI Homes, Inc.*(a)	44,392	3,132,743
Libbey, Inc.	13,065	63,888
Lifetime Brands, Inc.	60,200	746,480

		8,929,963

Household Products 1.1%
Central Garden & Pet Co., Class A*	166,772	6,605,839

Independent Power and Renewable Electricity Producers 1.1%
Algonquin Power & Utilities Corp.(a)	129,351	1,283,162
Atlantic Power Corp.*(a)	98,200	206,220
Dynegy, Inc.*	192,600	2,603,952
NRG Yield, Inc., Class C(a)	33,200	564,400
Ormat Technologies, Inc.(a)	38,600	2,176,268

		6,834,002

Insurance 2.8%
American Equity Investment Life Holding Co.	158,300	4,647,688
Atlas Financial Holdings, Inc.*	12,200	126,270
CNO Financial Group, Inc.	184,000	3,987,280
Federated National Holding Co.	23,300	367,441
First American Financial Corp.	33,100	1,942,308
Kinsale Capital Group, Inc.	8,000	410,640
ProAssurance Corp.	34,694	1,684,394
Selective Insurance Group, Inc.	22,000	1,335,400
Stewart Information Services Corp.	34,800	1,529,112
United Fire Group, Inc.	4,200	201,012
Universal Insurance Holdings, Inc.	31,500	1,004,850

		17,236,395

Internet & Direct Marketing Retail 0.5%
Liberty TripAdvisor Holdings, Inc., Class A*	43,600	468,700
TripAdvisor, Inc.*	59,528	2,434,100

		2,902,800

Internet Software & Services 0.6%
Limelight Networks, Inc.*	341,600	1,403,976
Stamps.com, Inc.*	12,052	2,423,055

		3,827,031

IT Services 1.1%
Sykes Enterprises, Inc.*	56,100	1,623,534
Travelport Worldwide Ltd.	194,400	3,176,496
Unisys Corp.*(a)	77,500	833,125
Virtusa Corp.*	25,400	1,230,884

		6,864,039

Leisure Products 0.5%
Brunswick Corp.	49,529	2,941,527

Life Sciences Tools & Services 1.2%
Bio-Rad Laboratories, Inc., Class A*	18,826	4,708,006
Bio-Techne Corp.	18,660	2,818,406

		7,526,412

Machinery 4.6%
Alamo Group, Inc.	18,309	2,012,159
FreightCar America, Inc.	10,700	143,380
Global Brass & Copper Holdings, Inc.	115,300	3,856,785
Hurco Cos., Inc.	2,900	133,110
Hyster-Yale Materials Handling, Inc.	9,700	678,321
John Bean Technologies Corp.	25,267	2,865,278
Kadant, Inc.	66,988	6,330,366
LB Foster Co., Class A*	7,600	178,980
Meritor, Inc.*	181,500	3,731,640

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Machinery (continued)
SPX FLOW, Inc.*	31,800	$1,564,242
Timken Co. (The)	42,681	1,946,254
Wabash National Corp.(a)	58,500	1,217,385
Watts Water Technologies, Inc., Class A	12,000	932,400
Woodward, Inc.	33,782	2,420,818

		28,011,118

Marine 0.1%
Costamare, Inc.	121,033	755,246

Media 0.7%
Entercom Communications Corp., Class A(a)	37,600	362,840
Gannett Co., Inc.	105,500	1,052,890
Gray Television, Inc.*	34,200	434,340
MDC Partners, Inc., Class A*	81,400	586,080
Sinclair Broadcast Group, Inc., Class A(a)	8,700	272,310
Townsquare Media, Inc., Class A	63,900	506,727
tronc, Inc.*	51,400	843,988

		4,059,175

Metals & Mining 1.3%
AK Steel Holding Corp.*(a)	244,200	1,106,226
Cleveland-Cliffs, Inc.*(a)	153,200	1,064,740
Commercial Metals Co.	76,000	1,554,960
Compass Minerals International, Inc.(a)	42,213	2,545,444
Ryerson Holding Corp.*	4,000	32,600
Schnitzer Steel Industries, Inc., Class A	9,700	313,795
Warrior Met Coal, Inc.(a)	56,100	1,571,361

		8,189,126

Mortgage Real Estate Investment Trusts (REITs) 1.0%
AG Mortgage Investment Trust, Inc.	9,100	158,067
Capstead Mortgage Corp.	185,300	1,602,845
Cherry Hill Mortgage Investment Corp.	17,200	301,688
Dynex Capital, Inc.	29,300	194,259
Invesco Mortgage Capital, Inc.	87,200	1,428,336
Redwood Trust, Inc.	142,200	2,199,834

		5,885,029

Multi-Utilities 0.4%
Black Hills Corp.	18,466	1,002,704
NorthWestern Corp.	20,400	1,097,520
Unitil Corp.	7,600	352,716

		2,452,940

Oil, Gas & Consumable Fuels 3.0%
Abraxas Petroleum Corp.*	680,800	1,511,376
Arch Coal, Inc., Class A	15,900	1,460,892
Delek US Energy, Inc.(a)	95,300	3,878,710
Denbury Resources, Inc.*	827,800	2,268,172
Eclipse Resources Corp.*	186,000	267,840
EP Energy Corp., Class A*(a)	104,100	139,494
Infinity Bio-energy Ltd.*(b)(c)	155,500	0
Midstates Petroleum Co., Inc.*(a)	25,100	334,583
NACCO Industries, Inc., Class A	3,500	114,975
Pacific Ethanol, Inc.*	91,500	274,500
Par Pacific Holdings, Inc.*(a)	19,600	336,532
Peabody Energy Corp.	93,500	3,412,750
Renewable Energy Group, Inc.*(a)	58,678	751,078
REX American Resources Corp.*	2,200	160,160
SemGroup Corp., Class A	48,100	1,029,340
SRC Energy, Inc.*(a)	75,500	711,965
W&T Offshore, Inc.*	386,900	1,713,967
World Fuel Services Corp.	6,500	159,575

		18,525,909

Paper & Forest Products 1.0%
Boise Cascade Co.	14,900	575,140
KapStone Paper and Packaging Corp.	14,100	483,771
Schweitzer-Mauduit International, Inc.	78,500	3,073,275
Verso Corp., Class A*	106,200	1,788,408

		5,920,594

Pharmaceuticals 0.9%
Amphastar Pharmaceuticals, Inc.*(a)	20,500	384,375
Kala Pharmaceuticals, Inc.*(a)	49,700	786,751
Lannett Co., Inc.*(a)	61,900	993,495
Pacira Pharmaceuticals, Inc.*(a)	73,148	2,278,560
Zogenix, Inc.*	25,800	1,033,290

		5,476,471

Professional Services 1.4%
CRA International, Inc.	10,100	528,129
Kelly Services, Inc., Class A	61,200	1,777,248
Korn/Ferry International	45,300	2,337,027
RPX Corp.	132,700	1,418,563
TrueBlue, Inc.*	105,500	2,732,450

		8,793,417

Real Estate Management & Development 0.9%
Colliers International Group, Inc.	31,100	2,159,895
Howard Hughes Corp. (The)*	23,249	3,234,633
Rafael Holdings, Inc., Class B*(a)	21,550	104,518

		5,499,046

Road & Rail 1.4%
ArcBest Corp.	126,200	4,044,710
Covenant Transportation Group, Inc., Class A*	9,100	271,453
Genesee & Wyoming, Inc., Class A*	34,943	2,473,615
Roadrunner Transportation Systems, Inc.*	96,100	244,094
YRC Worldwide, Inc.*	161,100	1,422,513

		8,456,385

Semiconductors & Semiconductor Equipment 2.6%
Alpha & Omega Semiconductor Ltd.*	114,153	1,763,664
Amkor Technology, Inc.*	202,500	2,051,325
Cypress Semiconductor Corp.	164,764	2,794,398
First Solar, Inc.*	10,600	752,388
Ichor Holdings Ltd.*(a)	87,078	2,108,158
Inphi Corp.* (a)	106,460	3,204,446
Photronics, Inc.*	65,400	539,550
SMART Global Holdings, Inc.*	32,400	1,614,816
Xcerra Corp.*	79,300	923,845

		15,752,590

Software 2.3%
CyberArk Software Ltd.*	63,555	3,242,576
Progress Software Corp.	33,600	1,291,920
PTC, Inc.*	60,207	4,696,748
QAD, Inc., Class A	38,807	1,616,312
Take-Two Interactive Software, Inc.*	26,900	2,630,282
Verint Systems, Inc.*	19,300	822,180

		14,300,018

Specialty Retail 2.6%
American Eagle Outfitters, Inc.	66,000	1,315,380
Caleres, Inc.	33,000	1,108,800
Children’s Place, Inc. (The)	15,400	2,082,850
Citi Trends, Inc.	25,400	785,114
Conn’s, Inc.*	45,200	1,536,800
Group 1 Automotive, Inc.	18,200	1,189,188
Hudson Ltd., Class A*	67,800	1,078,698
Office Depot, Inc.	858,000	1,844,700
Pier 1 Imports, Inc.(a)	195,600	629,832

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Specialty Retail (continued)
Tailored Brands, Inc. (a)	186,600	$4,676,196

		16,247,558

Textiles, Apparel & Luxury Goods 0.8%
Carter’s, Inc.	27,396	2,851,924
Deckers Outdoor Corp.*	14,000	1,260,420
Perry Ellis International, Inc.*	22,500	580,500

		4,692,844

Thrifts & Mortgage Finance 2.6%
Charter Financial Corp.	23,500	479,165
Dime Community Bancshares, Inc.	43,100	793,040
First Defiance Financial Corp.	8,800	504,416
Flagstar Bancorp, Inc.*(a)	25,857	915,338
Hingham Institution for Savings	9,675	1,993,050
HomeStreet, Inc.*(a)	19,100	547,215
Meta Financial Group, Inc.	19,100	2,085,720
MGIC Investment Corp.*	226,000	2,938,000
Nationstar Mortgage Holdings, Inc.*	46,200	829,752
PennyMac Financial Services, Inc., Class A*	100,200	2,269,530
Provident Financial Holdings, Inc.	7,100	128,439
Radian Group, Inc.	33,800	643,552
Riverview Bancorp, Inc.	9,500	88,730
TrustCo Bank Corp.	69,200	584,740
United Community Financial Corp.	22,800	224,808
Walker & Dunlop, Inc.	15,700	932,894
WSFS Financial Corp.	2,900	138,910

		16,097,299

Trading Companies & Distributors 1.1%
Applied Industrial Technologies, Inc.	2,400	174,960
CAI International, Inc.*	23,500	499,610
DXP Enterprises, Inc.*	25,000	973,750
MRC Global, Inc.*(a)	163,700	2,691,228
NOW, Inc.*(a)	64,800	662,256
Titan Machinery, Inc.*(a)	35,900	845,804
Veritiv Corp.*	19,600	768,320

		6,615,928

Water Utilities 0.1%
Artesian Resources Corp., Class A	3,600	131,328
Consolidated Water Co. Ltd.	31,300	455,415

		586,743

Total Common Stocks (cost $520,146,565)		601,618,249

Master Limited Partnership 0.3%

	Shares	Value
Hotels, Restaurants & Leisure 0.3%
Cedar Fair LP	24,852	1,587,546

Total Master Limited Partnership (cost $1,602,807)		1,587,546

Repurchase Agreements 3.9%

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc., 1.81%, dated 3/29/2018, due 4/2/2018, repurchase price $4,063,397, collateralized by U.S. Government Agency Securities, ranging from 1.92% - 4.00%, maturing 2/25/2031 - 3/1/2059; total market value $4,143,831. (d)	$4,062,579	$4,062,579
Nomura Securities International, Inc., 1.80%, dated 3/29/2018, due 4/2/2018, repurchase price $10,002,000, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 7.88%, maturing 4/26/2018 - 2/15/2048; total market value $10,199,999. (d)	10,000,000	10,000,000
RBS Securities, Inc., 1.75%, dated 3/29/2018, due 4/5/2018, repurchase price $10,003,403, collateralized by U.S. Government Treasury Securities, ranging from 1.00% - 8.75%, maturing 11/30/2019 - 2/15/2048; total market value $10,200,055. (d)	10,000,000	10,000,000

Total Repurchase Agreements (cost $24,062,579)		24,062,579

Total Investments (cost $545,811,951) — 102.5%		627,268,374
Liabilities in excess of other assets — (2.5)%		(15,314,693)

NET ASSETS — 100.0%		$611,953,681

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $44,419,303, which was collateralized by cash used to purchase repurchase agreements with a total value of $24,062,579 and by $20,974,433 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.00%, and maturity dates ranging from 4/5/2018 - 2/15/2048, a total value of $45,037,012.
(b)	Illiquid security.
(c)	Value determined using significant unobservable inputs.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2018 was $24,062,579.
†	Amount rounds to less than 0.1%.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	55	6/2018	USD	4,210,800	(127,985)

					(127,985)

At March 31, 2018, the Fund had $430,000 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$10,437,763	$—	$—	$10,437,763
Airlines	3,258,560	—	—	3,258,560
Auto Components	15,235,323	—	—	15,235,323
Banks	103,594,454	—	—	103,594,454
Biotechnology	14,054,645	—	—	14,054,645
Building Products	7,845,657	—	—	7,845,657
Capital Markets	12,763,567	—	—	12,763,567
Chemicals	7,511,614	—	—	7,511,614
Commercial Services & Supplies	18,014,786	—	—	18,014,786
Communications Equipment	5,334,428	—	—	5,334,428
Construction & Engineering	8,579,702	—	—	8,579,702
Construction Materials	3,403,593	—	—	3,403,593
Consumer Finance	5,430,504	—	—	5,430,504
Containers & Packaging	219,240	—	—	219,240
Distributors	397,364	—	—	397,364
Diversified Consumer Services	3,966,033	—	—	3,966,033
Diversified Financial Services	348,705	—	—	348,705
Diversified Telecommunication Services	270,237	—	—	270,237
Electric Utilities	9,320,036	—	—	9,320,036
Electronic Equipment, Instruments & Components	21,739,732	—	—	21,739,732

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Energy Equipment & Services	$12,088,471	$—	$—	$12,088,471
Equity Real Estate Investment Trusts (REITs)	44,730,129	—	—	44,730,129
Food & Staples Retailing	1,659,044	—	—	1,659,044
Food Products	2,957,345	—	—	2,957,345
Gas Utilities	6,675,397	—	—	6,675,397
Health Care Equipment & Supplies	14,482,069	—	—	14,482,069
Health Care Providers & Services	12,707,545	—	—	12,707,545
Hotels, Restaurants & Leisure	14,606,862	—	—	14,606,862
Household Durables	8,929,963	—	—	8,929,963
Household Products	6,605,839	—	—	6,605,839
Independent Power and Renewable Electricity Producers	6,834,002	—	—	6,834,002
Insurance	17,236,395	—	—	17,236,395
Internet & Direct Marketing Retail	2,902,800	—	—	2,902,800
Internet Software & Services	3,827,031	—	—	3,827,031
IT Services	6,864,039	—	—	6,864,039
Leisure Products	2,941,527	—	—	2,941,527
Life Sciences Tools & Services	7,526,412	—	—	7,526,412
Machinery	28,011,118	—	—	28,011,118
Marine	755,246	—	—	755,246
Media	4,059,175	—	—	4,059,175
Metals & Mining	8,189,126	—	—	8,189,126
Mortgage Real Estate Investment Trusts (REITs)	5,885,029	—	—	5,885,029
Multi-Utilities	2,452,940	—	—	2,452,940
Oil, Gas & Consumable Fuels	18,525,909	—	—	18,525,909
Paper & Forest Products	5,920,594	—	—	5,920,594
Pharmaceuticals	5,476,471	—	—	5,476,471
Professional Services	8,793,417	—	—	8,793,417
Real Estate Management & Development	5,499,046	—	—	5,499,046
Road & Rail	8,456,385	—	—	8,456,385
Semiconductors & Semiconductor Equipment	15,752,590	—	—	15,752,590
Software	14,300,018	—	—	14,300,018
Specialty Retail	16,247,558	—	—	16,247,558
Textiles, Apparel & Luxury Goods	4,692,844	—	—	4,692,844
Thrifts & Mortgage Finance	16,097,299	—	—	16,097,299
Trading Companies & Distributors	6,615,928	—	—	6,615,928
Water Utilities	586,743	—	—	586,743

Total Common Stocks	$601,618,249	$—	$—	$601,618,249

Master Limited Partnership	1,587,546	—	—	1,587,546
Repurchase Agreements	—	24,062,579	—	24,062,579

Total Assets	$603,205,795	$24,062,579	$—	$627,268,374

Liabilities:
Futures Contracts	$(127,985)	$—	$—	$(127,985)

Total Liabilities	$(127,985)	$—	$—	$(127,985)

Total	$603,077,810	$24,062,579	$—	$627,140,389

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended March 31, 2018, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain or reduce exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2018

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(127,985)

Total		$(127,985)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks 97.9%

	Shares	Value
AUSTRALIA 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Aet and D Holdings No. 1 Ltd.*(a)(b)	106,305	$0

BERMUDA 0.3%
Banks 0.3%
Bank of NT Butterfield & Son Ltd. (The)	26,500	1,189,320

Oil, Gas & Consumable Fuels 0.0%†
Infinity Bio-energy Ltd.*(a)(b)	94,500	0

		1,189,320

CANADA 0.1%
Textiles, Apparel & Luxury Goods 0.1%
Canada Goose Holdings, Inc.*	7,380	246,640

PUERTO RICO 0.6%
Banks 0.6%
First Bancorp/PR*	207,031	1,246,326
OFG Bancorp	36,787	384,424
Popular, Inc.	8,590	357,516

		1,988,266

Health Care Providers & Services 0.0%†
Triple-S Management Corp., Class B*	3,770	98,548

		2,086,814

UNITED STATES 96.9%
Aerospace & Defense 3.3%
Aerovironment, Inc.*	48,400	2,202,683
BWX Technologies, Inc.	24,360	1,547,591
Ducommun, Inc.*	36,100	1,096,718
Esterline Technologies Corp.*	10,400	760,760
HEICO Corp.(c)	20,475	1,777,435
Mercury Systems, Inc.*(c)	35,890	1,734,205
Moog, Inc., Class A*	15,383	1,267,713
Vectrus, Inc.*	23,070	859,127

		11,246,232

Air Freight & Logistics 2.3%
Atlas Air Worldwide Holdings, Inc.*	38,020	2,298,309
Echo Global Logistics, Inc.*	77,307	2,133,673
Hub Group, Inc., Class A*	30,527	1,277,555
Park-Ohio Holdings Corp.	7,500	291,375
XPO Logistics, Inc.*	19,420	1,977,150

		7,978,062

Auto Components 1.9%
Cooper-Standard Holdings, Inc.*	11,625	1,427,666
Modine Manufacturing Co.*	90,951	1,923,613
Shiloh Industries, Inc.*	1,500	13,050
Stoneridge, Inc.*	32,301	891,508
Tower International, Inc.	28,787	798,839
Visteon Corp.*	13,090	1,443,042

		6,497,718

Banks 12.6%
American National Bankshares, Inc.	1,500	56,400
Atlantic Capital Bancshares, Inc.*	33,400	604,540
BancFirst Corp.	27,860	1,479,366
Bancorp, Inc. (The)*	46,300	500,040
Bank of Marin Bancorp	8,656	596,831
Berkshire Hills Bancorp, Inc.	57,948	2,199,127
Brookline Bancorp, Inc.	38,948	630,958
Capital City Bank Group, Inc.	9,043	223,814
Central Pacific Financial Corp.	76,268	2,170,587
Central Valley Community Bancorp	19,822	387,718
Chemung Financial Corp.	2,100	97,587
Civista Bancshares, Inc.	2,060	47,092
Commerce Bancshares, Inc.	12,809	767,387
Community Trust Bancorp, Inc.	12,640	571,328
East West Bancorp, Inc.	28,304	1,770,132
Enterprise Financial Services Corp.	29,719	1,393,821
Farmers Capital Bank Corp.	5,940	237,303
Fidelity Southern Corp.	25,610	590,823
Financial Institutions, Inc.	11,604	343,478
First Bancorp/NC	28,196	1,005,187
First Bancshares, Inc. (The)	1,400	45,150
First Business Financial Services, Inc.	13,107	329,772
First Community Bancshares, Inc.	1,539	45,939
First Financial Bancorp(c)	86,647	2,543,089
First Financial Corp.	8,300	345,280
First Midwest Bancorp, Inc.	77,828	1,913,791
Great Southern Bancorp, Inc.	900	44,955
Hancock Holding Co.	51,300	2,652,211
Heartland Financial USA, Inc.	6,600	350,130
Heritage Commerce Corp.	40,436	666,385
Heritage Financial Corp.	4,232	129,499
HomeTrust Bancshares, Inc.*	16,324	425,240
IBERIABANK Corp.	25,258	1,970,124
Independent Bank Corp./MI	11,600	265,640
Independent Bank Group, Inc.	4,500	318,150
MB Financial, Inc.	6,800	275,264
Mercantile Bank Corp.	3,000	99,750
MidWestOne Financial Group, Inc.	1,100	36,619
National Commerce Corp.*	8,403	365,951
Northeast Bancorp	9,300	190,650
Northrim Bancorp, Inc.	2,600	89,830
Old Line Bancshares, Inc.	1,800	59,400
Old Second Bancorp, Inc.	2,700	37,530
Peapack Gladstone Financial Corp.	11,500	383,985
Peoples Bancorp, Inc.	3,900	138,255
Prosperity Bancshares, Inc.	14,815	1,076,013
QCR Holdings, Inc.	14,167	635,390
Shore Bancshares, Inc.	6,786	127,984
Sierra Bancorp	6,610	176,090
Sterling Bancorp	24,460	551,573
Synovus Financial Corp.	12,100	604,274
TriCo Bancshares	57,585	2,143,314
TriState Capital Holdings, Inc.*	8,708	202,461
Triumph Bancorp, Inc.*	13,300	547,960
UMB Financial Corp.	2,100	152,019
Union Bankshares Corp.	21,120	775,315
WesBanco, Inc.	32,554	1,377,034
Western Alliance Bancorp*	31,851	1,850,862
Wintrust Financial Corp.	30,420	2,617,641
Zions Bancorp	19,600	1,033,508

		43,267,546

Biotechnology 3.4%
Achillion Pharmaceuticals, Inc.*(c)	66,200	245,602
Acorda Therapeutics, Inc.*(c)	74,116	1,752,844
Agios Pharmaceuticals, Inc.*	6,090	498,040
AMAG Pharmaceuticals, Inc.*	36,700	739,505
Applied Genetic Technologies Corp.*	1,800	6,930

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Biotechnology (continued)
Ardelyx, Inc.*	20,100	$101,505
Array BioPharma, Inc.*	13,100	213,792
BioTime, Inc.*(c)	64,426	173,306
Celldex Therapeutics, Inc.*	59,700	139,101
Chimerix, Inc.*	111,487	579,732
Cidara Therapeutics, Inc.*(c)	30,700	122,800
Enanta Pharmaceuticals, Inc.*(c)	6,600	534,006
Epizyme, Inc.*	12,100	214,775
Exact Sciences Corp.*	7,720	311,348
Exelixis, Inc.*	18,860	417,749
Five Prime Therapeutics, Inc.*	11,600	199,288
Immune Design Corp.*	6,233	20,569
Infinity Pharmaceuticals, Inc.*(c)	74,100	155,610
Karyopharm Therapeutics, Inc.*	7,100	95,282
Kindred Biosciences, Inc.*	12,326	106,620
Ligand Pharmaceuticals, Inc.*	7,010	1,157,772
MacroGenics, Inc.*	29,529	742,950
MEI Pharma, Inc.*(c)	11,000	22,770
Merrimack Pharmaceuticals, Inc.	11,605	93,420
Momenta Pharmaceuticals, Inc.*	42,243	766,710
Neurocrine Biosciences, Inc.*	6,680	553,972
Novavax, Inc.*	126,100	264,810
Ophthotech Corp.*(c)	163,468	447,902
Otonomy, Inc.*	10,000	42,000
Recro Pharma, Inc.*	3,200	35,232
Repligen Corp.*	16,625	601,493
Retrophin, Inc.*	14,000	313,040
Tracon Pharmaceuticals, Inc.*(c)	46,740	107,502

		11,777,977

Building Products 0.7%
Armstrong Flooring, Inc.*	44,900	609,293
Lennox International, Inc.	5,183	1,059,250
Trex Co., Inc.*	7,390	803,810

		2,472,353

Capital Markets 1.6%
E*TRADE Financial Corp.*	5,100	282,591
Hamilton Lane, Inc., Class A	11,660	434,102
Investment Technology Group, Inc.	94,710	1,869,576
Ladenburg Thalmann Financial Services, Inc.	23,834	77,937
LPL Financial Holdings, Inc.	20,860	1,273,920
MarketAxess Holdings, Inc.	2,051	445,969
Oppenheimer Holdings, Inc., Class A	2,600	66,950
Piper Jaffray Cos.	3,500	290,675
PJT Partners, Inc., Class A	4,700	235,470
Stifel Financial Corp.	8,500	503,455

		5,480,645

Chemicals 2.2%
Ashland Global Holdings, Inc.	9,200	642,068
Huntsman Corp.	15,000	438,750
Ingevity Corp.*	15,340	1,130,405
Kraton Corp.*	46,300	2,208,972
OMNOVA Solutions, Inc.*	50,104	526,092
Stepan Co.	6,543	544,247
Trinseo SA	26,000	1,925,300

		7,415,834

Commercial Services & Supplies 0.2%
ARC Document Solutions, Inc.*	23,375	51,425
Brink’s Co. (The)	7,210	514,434

		565,859

Communications Equipment 2.2%
ADTRAN, Inc.	105,881	1,646,450
Calix, Inc.*	110,121	754,329
Digi International, Inc.*	50,606	521,242
Harmonic, Inc.*	256,505	974,719
Infinera Corp.*	154,100	1,673,526
KVH Industries, Inc.*	3,325	34,414
Viavi Solutions, Inc.*(c)	213,649	2,076,667

		7,681,347

Construction & Engineering 1.5%
Dycom Industries, Inc.*	6,610	711,434
Fluor Corp.	6,000	343,320
Granite Construction, Inc.	18,370	1,026,148
Jacobs Engineering Group, Inc.	3,900	230,685
MasTec, Inc.*	22,350	1,051,568
MYR Group, Inc.*	19,941	614,582
Orion Group Holdings, Inc.*	31,500	207,585
Tutor Perini Corp.*	48,661	1,072,975

		5,258,297

Construction Materials 0.3%
Summit Materials, Inc., Class A*	35,353	1,070,489

Consumer Finance 0.9%
Enova International, Inc.*	78,338	1,727,353
EZCORP, Inc., Class A*(c)	25,600	337,920
Green Dot Corp., Class A*	14,680	941,869

		3,007,142

Distributors 0.6%
Pool Corp.	13,470	1,969,583
VOXX International Corp.*	46,925	232,279

		2,201,862

Diversified Consumer Services 1.4%
American Public Education, Inc.*	9,871	424,453
Bridgepoint Education, Inc.*	34,000	229,160
Bright Horizons Family Solutions, Inc.*	17,366	1,731,738
K12, Inc.*	80,501	1,141,504
Regis Corp.*	38,500	582,505
Sotheby’s*	11,230	576,211

		4,685,571

Diversified Financial Services 0.1%
Marlin Business Services Corp.	7,071	200,463
Voya Financial, Inc.	4,500	227,250

		427,713

Electric Utilities 1.0%
PNM Resources, Inc.	48,260	1,845,945
Portland General Electric Co.	35,300	1,430,003

		3,275,948

Electrical Equipment 0.4%
Babcock & Wilcox Enterprises, Inc.*(c)	139,811	610,974
Encore Wire Corp.	5,600	317,520
Powell Industries, Inc.	17,889	480,141

		1,408,635

Electronic Equipment, Instruments & Components 3.1%
Bel Fuse, Inc., Class B	18,976	358,646
Benchmark Electronics, Inc.	43,678	1,303,788

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Electronic Equipment, Instruments & Components (continued)
Cognex Corp.	9,940	$516,781
Daktronics, Inc.	29,977	264,097
Electro Scientific Industries, Inc.*	18,400	355,672
Fitbit, Inc., Class A*(c)	179,200	913,920
Insight Enterprises, Inc.*	3,071	107,270
Littelfuse, Inc.	6,080	1,265,734
Maxwell Technologies, Inc.*	98,450	583,809
Novanta, Inc.*	14,280	744,702
Perceptron, Inc.*(c)	7,800	66,690
Rogers Corp.*	1,260	150,620
SYNNEX Corp.	10,919	1,292,810
Tech Data Corp.*	29,300	2,494,310
Vishay Precision Group, Inc.*	5,600	174,440

		10,593,289

Energy Equipment & Services 1.7%
Archrock, Inc.	58,207	509,311
Aspen Aerogels, Inc.*	8,000	34,160
Basic Energy Services, Inc.*	4,500	64,980
C&J Energy Services, Inc.*	78,454	2,025,682
Dawson Geophysical Co.*	22,435	151,212
Exterran Corp.*	51,573	1,376,999
Matrix Service Co.*	55,101	754,884
Newpark Resources, Inc.*	62,278	504,452
ProPetro Holding Corp.*	13,900	220,871
RPC, Inc.(c)	19,960	359,879

		6,002,430

Equity Real Estate Investment Trusts (REITs) 3.7%
Ashford Hospitality Trust, Inc.	161,467	1,043,077
Cedar Realty Trust, Inc.	62,400	245,856
Chesapeake Lodging Trust	80,947	2,251,136
Columbia Property Trust, Inc.	51,500	1,053,690
DCT Industrial Trust, Inc.	5,700	321,138
DiamondRock Hospitality Co.	190,491	1,988,726
Getty Realty Corp.	17,157	432,700
Hersha Hospitality Trust	70,327	1,258,853
InfraREIT, Inc.	32,901	639,266
Investors Real Estate Trust	20,400	105,876
MedEquities Realty Trust, Inc.	20,237	212,691
NexPoint Residential Trust, Inc.	29,959	744,182
Sunstone Hotel Investors, Inc.	113,858	1,732,919
Xenia Hotels & Resorts, Inc.	29,234	576,494

		12,606,604

Food & Staples Retailing 0.2%
Andersons, Inc. (The)	3,546	117,373
Ingles Markets, Inc., Class A	13,000	440,050
Natural Grocers by Vitamin Cottage, Inc.*	15,800	113,128
Smart & Final Stores, Inc.*	28,500	158,175

		828,726

Food Products 0.3%
Dean Foods Co.	116,500	1,004,230

Gas Utilities 1.3%
Northwest Natural Gas Co.	30,731	1,771,642
ONE Gas, Inc.	23,555	1,555,101
Southwest Gas Holdings, Inc.*	16,324	1,103,992

		4,430,735

Health Care Equipment & Supplies 4.9%
ABIOMED, Inc.*	6,083	1,770,091
Analogic Corp.(c)	19,300	1,850,869
AngioDynamics, Inc.*	94,832	1,635,852
Cantel Medical Corp.	15,505	1,727,411
ConforMIS, Inc.*(c)	42,200	61,190
Haemonetics Corp.*	9,210	673,804
ICU Medical, Inc.*	5,280	1,332,672
Inogen, Inc.*	7,596	933,093
Insulet Corp.*	18,300	1,586,244
Integra LifeSciences Holdings Corp.*	16,858	932,922
iRhythm Technologies, Inc.*	11,210	705,670
Merit Medical Systems, Inc.*	12,370	560,980
Neogen Corp.*	12,890	863,501
Orthofix International NV*	20	1,176
Penumbra, Inc.*	8,930	1,032,755
Quidel Corp.*	18,440	955,376
RTI Surgical, Inc.*	55,786	256,616
SeaSpine Holdings Corp.*	5,300	53,742

		16,933,964

Health Care Providers & Services 1.7%
HealthEquity, Inc.*	16,200	980,748
Magellan Health, Inc.*	19,515	2,090,057
Tivity Health, Inc.*	15,190	602,284
WellCare Health Plans, Inc.*	11,080	2,145,419

		5,818,508

Health Care Technology 0.8%
Allscripts Healthcare Solutions, Inc.*	185,400	2,289,690
Quality Systems, Inc.*	18,900	257,985
Vocera Communications, Inc.*	13,620	318,980

		2,866,655

Hotels, Restaurants & Leisure 1.4%
Biglari Holdings, Inc.*	1,260	514,597
Boyd Gaming Corp.	35,100	1,118,286
Choice Hotels International, Inc.	14,400	1,154,160
Del Frisco’s Restaurant Group, Inc.*	23,421	357,170
J Alexander’s Holdings, Inc.*	2,116	24,228
Penn National Gaming, Inc.*	22,010	577,983
Potbelly Corp.*	33,500	403,675
Vail Resorts, Inc.	3,060	678,402

		4,828,501

Household Durables 0.6%
Bassett Furniture Industries, Inc.	9,217	279,736
LGI Homes, Inc.*(c)	9,420	664,769
Libbey, Inc.	5,865	28,680
Roku, Inc.*	8,000	248,800
TopBuild Corp.*	10,890	833,303

		2,055,288

Insurance 5.6%
American Equity Investment Life Holding Co.	72,000	2,113,920
AMERISAFE, Inc.	35,200	1,944,800
Argo Group International Holdings Ltd.	36,416	2,090,278
Assurant, Inc.	7,170	655,410
CNO Financial Group, Inc.	81,626	1,768,835
Donegal Group, Inc., Class A	4,400	69,520
EMC Insurance Group, Inc.	16,961	459,304
Employers Holdings, Inc.	39,424	1,594,701
Federated National Holding Co.	21,438	338,077
Hallmark Financial Services, Inc.*	13,827	123,337

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Insurance (continued)
Hanover Insurance Group, Inc. (The)	8,100	$954,909
Heritage Insurance Holdings, Inc.(c)	102,373	1,551,975
Kinsale Capital Group, Inc.	14,060	721,700
Navigators Group, Inc. (The)	42,072	2,425,450
Primerica, Inc.	8,240	795,984
Reinsurance Group of America, Inc.	11,303	1,740,662
State Auto Financial Corp.	1,478	42,226

		19,391,088

Internet Software & Services 2.1%
2U, Inc.*	21,240	1,784,796
ChannelAdvisor Corp.*	6,800	61,880
Envestnet, Inc.*	9,580	548,934
Etsy, Inc.*	19,860	557,272
GrubHub, Inc.*	10,630	1,078,626
Marchex, Inc., Class B	12,807	34,963
MongoDB, Inc.*(c)	6,290	272,986
New Relic, Inc.*	14,500	1,074,740
Okta, Inc.*	4,470	178,130
Q2 Holdings, Inc.*	32,750	1,491,763
XO Group, Inc.*	1,500	31,125

		7,115,215

IT Services 0.4%
ServiceSource International, Inc.*	34,480	131,369
Unisys Corp.*(c)	123,567	1,328,345

		1,459,714

Leisure Products 0.1%
Clarus Corp.*	41,310	278,843

Life Sciences Tools & Services 0.6%
Medpace Holdings, Inc.*	7,400	258,334
NanoString Technologies, Inc.*	52,204	392,052
PRA Health Sciences, Inc.*	18,910	1,568,774

		2,219,160

Machinery 3.4%
AGCO Corp.	23,400	1,517,490
Briggs & Stratton Corp.(c)	35,000	749,350
Chart Industries, Inc.*	17,640	1,041,289
FreightCar America, Inc.	19,600	262,640
Graham Corp.	6,615	141,693
Hyster-Yale Materials Handling, Inc.	14,313	1,000,908
John Bean Technologies Corp.	14,950	1,695,331
Manitowoc Co., Inc. (The)*	59,335	1,688,674
Navistar International Corp.*	34,800	1,216,956
RBC Bearings, Inc.*	13,120	1,629,504
Terex Corp.	15,200	568,632

		11,512,467

Media 1.0%
Gannett Co., Inc.	34,300	342,314
Madison Square Garden Co. (The), Class A*	2,910	715,278
Mode Media M-1 Escrow*(a)(b)	2,754	0
MSG Networks, Inc., Class A*	20,200	456,520
Scholastic Corp.	41,775	1,622,541
tronc, Inc.*	14,800	243,016

		3,379,669

Metals & Mining 0.8%
Allegheny Technologies, Inc.*	27,680	655,462
Ferroglobe plc*	41,800	448,514
Materion Corp.	2,700	137,835
Olympic Steel, Inc.	37,597	771,115
SunCoke Energy, Inc.*	26,800	288,368
Warrior Met Coal, Inc.(c)	16,400	459,364

		2,760,658

Mortgage Real Estate Investment Trusts (REITs) 0.2%
Cherry Hill Mortgage Investment Corp.	41,500	727,910

Multiline Retail 0.5%
Ollie’s Bargain Outlet Holdings, Inc.*	26,740	1,612,422

Oil, Gas & Consumable Fuels 2.4%
Arch Coal, Inc., Class A	25,600	2,352,128
Bonanza Creek Energy, Inc.*	6,924	191,864
Cloud Peak Energy, Inc.*	100,837	293,436
EP Energy Corp., Class A*(c)	20,900	28,006
Hallador Energy Co.	3,000	20,610
Matador Resources Co.*	34,840	1,042,064
Peabody Energy Corp.	62,100	2,266,650
Renewable Energy Group, Inc.*(c)	79,256	1,014,477
SilverBow Resources, Inc.*	16,543	481,401
World Fuel Services Corp.	22,836	560,624

		8,251,260

Paper & Forest Products 0.4%
Clearwater Paper Corp.*	10,891	425,838
Resolute Forest Products, Inc.*	73,762	612,225
Verso Corp., Class A*	12,200	205,448

		1,243,511

Pharmaceuticals 0.8%
Aerie Pharmaceuticals, Inc.*	11,330	614,653
Horizon Pharma plc*	52,500	745,500
Nektar Therapeutics*	4,490	477,107
Revance Therapeutics, Inc.*(c)	8,540	263,032
Supernus Pharmaceuticals, Inc.*	10,040	459,832
Tetraphase Pharmaceuticals, Inc.*	22,500	69,075

		2,629,199

Professional Services 2.3%
CRA International, Inc.	14,729	770,179
Dun & Bradstreet Corp. (The)	4,980	582,660
Heidrick & Struggles International, Inc.	45,012	1,406,625
Kelly Services, Inc., Class A	67,611	1,963,423
ManpowerGroup, Inc.	8,098	932,080
On Assignment, Inc.*	6,450	528,126
RPX Corp.	45,095	482,066
TrueBlue, Inc.*	44,924	1,163,532

		7,828,691

Real Estate Management & Development 0.6%
RE/MAX Holdings, Inc., Class A	36,800	2,224,560

Road & Rail 1.0%
ArcBest Corp.	33,700	1,080,085
Celadon Group, Inc.(c)	7,400	27,380
Ryder System, Inc.	3,000	218,370
Werner Enterprises, Inc.	61,770	2,254,605

		3,580,440

Semiconductors & Semiconductor Equipment 3.0%
Alpha & Omega Semiconductor Ltd.*	28,171	435,242
Amtech Systems, Inc.*	3,000	21,960
Cohu, Inc.	63,289	1,443,622
DSP Group, Inc.*	24,645	290,811

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Semiconductors & Semiconductor Equipment (continued)
Entegris, Inc.	45,630	$1,587,924
MKS Instruments, Inc.	16,840	1,947,547
Monolithic Power Systems, Inc.	16,611	1,923,055
Silicon Laboratories, Inc.*	11,230	1,009,577
SMART Global Holdings, Inc.*	4,400	219,296
Xcerra Corp.*	116,400	1,356,060

		10,235,094

Software 5.3%
Agilysys, Inc.*	13,551	161,528
Blackline, Inc.*	27,340	1,072,001
Glu Mobile, Inc.*	159,251	600,376
Guidewire Software, Inc.*	16,450	1,329,653
HubSpot, Inc.*	11,410	1,235,703
MicroStrategy, Inc., Class A*	9,560	1,233,144
Paycom Software, Inc.*(c)	8,680	932,145
Progress Software Corp.	8,900	342,205
Proofpoint, Inc.*	9,427	1,071,379
PTC, Inc.*	20,560	1,603,885
QAD, Inc., Class A	9,200	383,180
RealPage, Inc.*	21,180	1,090,770
RingCentral, Inc., Class A*	24,200	1,536,699
Rosetta Stone, Inc.*	21,710	285,487
Rubicon Project, Inc. (The)*(c)	35,700	64,260
Seachange International, Inc.*	72,390	196,177
SecureWorks Corp., Class A*	13,620	110,050
Synchronoss Technologies, Inc.*	84,300	889,365
Take-Two Interactive Software, Inc.*	6,810	665,882
Telenav, Inc.*	29,567	159,662
Tyler Technologies, Inc.*	5,099	1,075,685
Varonis Systems, Inc.*	18,790	1,136,795
Zynga, Inc., Class A*	250,000	915,000

		18,091,031

Specialty Retail 3.8%
Aaron’s, Inc.	46,569	2,170,115
Barnes & Noble Education, Inc.*	71,200	490,568
Build-A-Bear Workshop, Inc.*	1,610	14,732
Burlington Stores, Inc.*	10,629	1,415,251
Children’s Place, Inc. (The)	7,370	996,793
Citi Trends, Inc.	31,640	977,992
Express, Inc.*	65,700	470,412
Floor & Decor Holdings, Inc., Class A*	6,450	336,174
Genesco, Inc.*	25,619	1,040,131
Group 1 Automotive, Inc.	26,831	1,753,138
Hibbett Sports, Inc.*	22,660	542,707
Kirkland’s, Inc.*	18,094	175,331
Office Depot, Inc.	641,500	1,379,225
Shoe Carnival, Inc.	23,100	549,780
Tilly’s, Inc., Class A	55,162	623,331
Zumiez, Inc.*	11,500	274,850

		13,210,530

Technology Hardware, Storage & Peripherals 1.4%
Avid Technology, Inc.*	162,095	735,911
Cray, Inc.*	23,838	493,447
Quantum Corp.*(c)	108,487	394,893
Stratasys Ltd.*(c)	63,800	1,287,484
Super Micro Computer, Inc.*	102,692	1,745,764

		4,657,499

Textiles, Apparel & Luxury Goods 0.1%
Rocky Brands, Inc.	10,600	227,370
Vera Bradley, Inc.*	19,200	203,712

		431,082

Thrifts & Mortgage Finance 2.6%
BankFinancial Corp.	6,300	106,974
Essent Group Ltd.*	23,310	992,074
First Defiance Financial Corp.	6,910	396,081
Flagstar Bancorp, Inc.*	59,332	2,100,352
FS Bancorp, Inc.	1,500	80,250
Home Bancorp, Inc.	1,500	64,755
LendingTree, Inc.*	1,580	518,477
Meridian Bancorp, Inc.	29,600	596,440
Meta Financial Group, Inc.	7,953	868,468
Provident Financial Services, Inc.	15,129	387,151
Riverview Bancorp, Inc.	5,600	52,304
Territorial Bancorp, Inc.	3,037	90,077
TrustCo Bank Corp.	113,689	960,672
Washington Federal, Inc.	44,836	1,551,326

		8,765,401

Trading Companies & Distributors 2.0%
Aircastle Ltd.	9,200	182,712
Herc Holdings, Inc.*	7,640	496,218
Houston Wire & Cable Co.*	15,402	112,820
Lawson Products, Inc.*	644	16,261
Rush Enterprises, Inc., Class A*	43,979	1,868,668
SiteOne Landscape Supply, Inc.*	26,000	2,003,039
Textainer Group Holdings Ltd.*	31,323	530,925
Titan Machinery, Inc.*(c)	29,277	689,766
Veritiv Corp.*	16,660	653,072
WESCO International, Inc.*	5,300	328,865

		6,882,346

Wireless Telecommunication Services 0.2%
United States Cellular Corp.*	17,268	694,001

		332,869,951

Total Common Stocks (cost $299,906,392)		336,392,725

Preferred Stock 0.0%†

	Shares	Value
UNITED STATES 0.0%†
Media 0.0%†
Mode Media Corp., Series M-1*(a)(b)	19,276	0

Total Preferred Stock (cost $100,042)		0

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Small Company Fund

Corporate Bonds 0.0%†

	Principal Amount	Value
UNITED STATES 0.0%†
Media 0.0%†
Mode Media Corp., 9.00%, 12/2/2014(a)(b)	$42,256	$0
Mode Media Corp., Note Escrow, 9.00%, 12/2/2014(a)(b)	1,544	0

Total Corporate Bonds (cost $43,259)		0

Exchange Traded Fund 1.0%

	Shares	Value
UNITED STATES 1.0%
iShares Russell 2000 Value ETF(c)	26,820	3,268,822

Total Exchange Traded Fund (cost $3,038,736)		3,268,822

Rights 0.0%†

	Number of Rights	Value
UNITED STATES 0.0%†
Biotechnology 0.0%†
Dyax Corp., CVR* (a)(b)	13,694	20,541

IT Services 0.0%†
BancTec, Inc., CVR*(a)(b)	36,134	0

Total Rights (cost $—)		20,541

Repurchase Agreements 2.7%

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc., 1.81%, dated 3/29/2018, due 4/2/2018, repurchase price $4,424,432, collateralized by U.S. Government Agency Securities, ranging from 1.92% - 4.00%, maturing 2/25/2031 - 3/1/2059; total market value $4,512,013.(d)	$4,423,542	4,423,542
Nomura Securities International, Inc., 1.80%, dated 3/29/2018, due 4/2/2018, repurchase price $3,000,600, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 7.88%, maturing 4/26/2018 - 2/15/2048; total market value $3,060,000.(d)	3,000,000	3,000,000
RBS Securities, Inc., 1.75%, dated 3/29/2018, due 4/5/2018, repurchase price $2,000,681, collateralized by U.S. Government Treasury Securities, ranging from 1.00% - 8.75%, maturing 11/30/2019 - 2/15/2048; total market value $2,040,011.(d)	2,000,000	2,000,000

Total Repurchase Agreements (cost $9,423,542)		9,423,542

Total Investments (cost $312,511,971) — 101.6%		349,105,630
Liabilities in excess of other assets — (1.6)%		(5,641,533)

NET ASSETS — 100.0%		$343,464,097

*	Denotes a non-income producing security.
(a)	Illiquid security.
(b)	Value determined using significant unobservable inputs.
(c)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $14,776,754, which was collateralized by cash used to purchase repurchase agreements with a total value of $9,423,542 and by $5,540,226 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 8.00%, and maturity dates ranging from 4/5/2018 - 2/15/2048, a total value of $14,963,768.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2018 was $9,423,542.
†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Small Company Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$11,246,232	$—	$—	$11,246,232
Air Freight & Logistics	7,978,062	—	—	7,978,062
Auto Components	6,497,718	—	—	6,497,718
Banks	46,445,132	—	—	46,445,132
Biotechnology	11,777,977	—	—	11,777,977
Building Products	2,472,353	—	—	2,472,353
Capital Markets	5,480,645	—	—	5,480,645
Chemicals	7,415,834	—	—	7,415,834
Commercial Services & Supplies	565,859	—	—	565,859
Communications Equipment	7,681,347	—	—	7,681,347
Construction & Engineering	5,258,297	—	—	5,258,297
Construction Materials	1,070,489	—	—	1,070,489
Consumer Finance	3,007,142	—	—	3,007,142
Distributors	2,201,862	—	—	2,201,862
Diversified Consumer Services	4,685,571	—	—	4,685,571
Diversified Financial Services	427,713	—	—	427,713
Electric Utilities	3,275,948	—	—	3,275,948

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Small Company Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electrical Equipment	$1,408,635	$—	$—	$1,408,635
Electronic Equipment, Instruments & Components	10,593,289	—	—	10,593,289
Energy Equipment & Services	6,002,430	—	—	6,002,430
Equity Real Estate Investment Trusts (REITs)	12,606,604	—	—	12,606,604
Food & Staples Retailing	828,726	—	—	828,726
Food Products	1,004,230	—	—	1,004,230
Gas Utilities	4,430,735	—	—	4,430,735
Health Care Equipment & Supplies	16,933,964	—	—	16,933,964
Health Care Providers & Services	5,917,056	—	—	5,917,056
Health Care Technology	2,866,655	—	—	2,866,655
Hotels, Restaurants & Leisure	4,828,501	—	—	4,828,501
Household Durables	2,055,288	—	—	2,055,288
Insurance	19,391,088	—	—	19,391,088
Internet Software & Services	7,115,215	—	—	7,115,215
IT Services	1,459,714	—	—	1,459,714
Leisure Products	278,843	—	—	278,843
Life Sciences Tools & Services	2,219,160	—	—	2,219,160
Machinery	11,512,467	—	—	11,512,467
Media	3,379,669	—	—	3,379,669
Metals & Mining	2,760,658	—	—	2,760,658
Mortgage Real Estate Investment Trusts (REITs)	727,910	—	—	727,910
Multiline Retail	1,612,422	—	—	1,612,422
Oil, Gas & Consumable Fuels	8,251,260	—	—	8,251,260
Paper & Forest Products	1,243,511	—	—	1,243,511
Pharmaceuticals	2,629,199	—	—	2,629,199
Professional Services	7,828,691	—	—	7,828,691
Real Estate Management & Development	2,224,560	—	—	2,224,560
Road & Rail	3,580,440	—	—	3,580,440
Semiconductors & Semiconductor Equipment	10,235,094	—	—	10,235,094
Software	18,091,031	—	—	18,091,031
Specialty Retail	13,210,530	—	—	13,210,530
Technology Hardware, Storage & Peripherals	4,657,499	—	—	4,657,499
Textiles, Apparel & Luxury Goods	677,722	—	—	677,722
Thrifts & Mortgage Finance	8,765,401	—	—	8,765,401
Trading Companies & Distributors	6,882,346	—	—	6,882,346
Wireless Telecommunication Services	694,001	—	—	694,001

Total Common Stocks	$336,392,725	$—	$—	$336,392,725

Corporate Bonds	—	—	—	—
Exchange Traded Fund	3,268,822	—	—	3,268,822
Preferred Stock	—	—	—	—
Repurchase Agreements	—	9,423,542	—	9,423,542
Rights	—	—	20,541	20,541

Total	$339,661,547	$9,423,542	$20,541	$349,105,630

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended March 31, 2018, the Fund held three common stocks, two corporate bonds, one preferred stock and one rights investments that were categorized as Level 3 investments and which were each valued at $0.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Multi-Manager Small Company Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Preferred Stocks	Rights	Total
Balance as of 12/31/2017	$—	$—	$—	$20,541	$20,541
Accrued Accretion/(Amortization)	—	—	—	—	—
Realized Gains (Losses)	—	—	—	—	—
Change in Unrealized Appreciation/Depreciation	—	—	—	—	—
Purchases	—	—	—	—	—
Sales	—	—	—	—	—
Transfers Into Level 3	—	—	—	—	—
Transfers Out of Level 3	—	—	—	—	—

Balance as of 3/31/2018	$—	$—	$—	$20,541	$20,541

Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 3/31/2018	$—	$—	$—	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Nationwide Fund

Common Stocks 98.9%

	Shares	Value
Aerospace & Defense 5.2%
Boeing Co. (The)(a)	26,119	$8,563,898
General Dynamics Corp.	55,525	12,265,472
L3 Technologies, Inc.	27,307	5,679,856
Lockheed Martin Corp.	7,798	2,635,178
Northrop Grumman Corp.	17,536	6,122,168
Raytheon Co.	18,229	3,934,183

		39,200,755

Air Freight & Logistics 0.3%
Expeditors International of Washington, Inc.	38,692	2,449,204

Airlines 0.6%
Delta Air Lines, Inc.	26,538	1,454,548
Southwest Airlines Co.	59,783	3,424,370

		4,878,918

Auto Components 0.3%
Aptiv plc	27,525	2,338,799

Banks 4.7%
Bank of the Ozarks, Inc.	65,200	3,147,204
FNB Corp.	15,280	205,516
Huntington Bancshares, Inc.	236,349	3,568,870
JPMorgan Chase & Co.	58,018	6,380,239
KeyCorp	87,881	1,718,073
M&T Bank Corp.	12,488	2,302,288
Signature Bank*	22,700	3,222,265
SVB Financial Group*	3,358	805,954
TCF Financial Corp.	30,105	686,695
US Bancorp	122,310	6,176,655
Wells Fargo & Co.	143,776	7,535,300

		35,749,059

Beverages 3.5%
Coca-Cola Co. (The)	237,699	10,323,268
Constellation Brands, Inc., Class A	2,369	539,942
Dr Pepper Snapple Group, Inc.	8,849	1,047,545
Monster Beverage Corp.*	66,102	3,781,695
PepsiCo, Inc.	97,664	10,660,026

		26,352,476

Biotechnology 0.7%
Biogen, Inc.*	1,656	453,446
Exelixis, Inc.*	17,003	376,616
Vertex Pharmaceuticals, Inc.*	27,175	4,428,982

		5,259,044

Building Products 0.3%
Masco Corp.	61,863	2,501,740

Capital Markets 4.2%
Ameriprise Financial, Inc.	17,019	2,517,791
Cboe Global Markets, Inc.	68,906	7,862,174
CME Group, Inc.	52,503	8,491,835
Franklin Resources, Inc.	6,276	217,652
MarketAxess Holdings, Inc.	17,786	3,867,388
MSCI, Inc.	29,525	4,413,102
SEI Investments Co.	27,358	2,049,388
State Street Corp.	3,632	362,219
T. Rowe Price Group, Inc.	22,170	2,393,695

		32,175,244

Chemicals 1.8%
Air Products & Chemicals, Inc.	4,353	692,258
DowDuPont, Inc.	121,399	7,734,330
Ecolab, Inc.	16,629	2,279,337
International Flavors & Fragrances, Inc.	996	136,362
LyondellBasell Industries NV, Class A	1,424	150,488
NewMarket Corp.	1,350	542,268
PPG Industries, Inc.	19,121	2,133,904
WR Grace & Co.	2,555	156,443

		13,825,390

Commercial Services & Supplies 1.6%
Republic Services, Inc.	40,695	2,695,230
Rollins, Inc.	53,984	2,754,804
Waste Management, Inc.	78,320	6,588,278

		12,038,312

Communications Equipment 2.4%
Arista Networks, Inc.*	3,817	974,480
Cisco Systems, Inc.	285,891	12,261,865
F5 Networks, Inc.*	32,264	4,665,697

		17,902,042

Construction & Engineering 0.2%
Jacobs Engineering Group, Inc.	24,239	1,433,737

Consumer Finance 0.7%
Discover Financial Services	72,035	5,181,478

Distributors 0.4%
Pool Corp.	21,071	3,081,002

Diversified Consumer Services 1.1%
H&R Block, Inc.	255,104	6,482,193
Service Corp. International	51,783	1,954,290

		8,436,483

Diversified Telecommunication Services 0.4%
Verizon Communications, Inc.	59,316	2,836,491

Electric Utilities 4.9%
Alliant Energy Corp.(a)	5,271	215,373
American Electric Power Co., Inc.	94,272	6,466,117
Duke Energy Corp.(a)	15,983	1,238,203
Edison International	81,687	5,200,194
Eversource Energy	52,192	3,075,153
NextEra Energy, Inc.	36,477	5,957,788
PG&E Corp.	45,956	2,018,847
Pinnacle West Capital Corp.	81,672	6,517,426
Westar Energy, Inc.	43,648	2,295,448
Xcel Energy, Inc.(a)	98,606	4,484,601

		37,469,150

Electrical Equipment 0.5%
Eaton Corp. plc	43,101	3,444,201
Emerson Electric Co.	8,211	560,811

		4,005,012

Electronic Equipment, Instruments & Components 1.6%
Amphenol Corp., Class A	4,613	397,318
Cognex Corp.	5,938	308,717
Coherent, Inc.*(a)	4,226	791,952
Dolby Laboratories, Inc., Class A	12,627	802,572
FLIR Systems, Inc.	89,569	4,479,346
IPG Photonics Corp.*	4,285	1,000,033
National Instruments Corp.(a)	24,269	1,227,283
Trimble, Inc.*	81,270	2,915,968

		11,923,189

Food & Staples Retailing 1.6%
Sysco Corp.	101,622	6,093,255
US Foods Holding Corp.*	59,282	1,942,671
Walmart, Inc.	49,999	4,448,411

		12,484,337

Food Products 2.3%
Blue Buffalo Pet Products, Inc.*	24,188	962,924
Campbell Soup Co.(a)	39,455	1,708,796
Flowers Foods, Inc.	126,168	2,758,032
Hershey Co. (The)	24,932	2,467,271
Hormel Foods Corp.(a)	56,191	1,928,475
Ingredion, Inc.	9,255	1,193,155
McCormick & Co., Inc. (Non-Voting)(a)	2,209	235,015
Mondelez International, Inc., Class A	95,057	3,966,729
Tyson Foods, Inc., Class A	35,320	2,585,071

		17,805,468

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Nationwide Fund

Common Stocks (continued)

	Shares	Value
Gas Utilities 0.8%
Atmos Energy Corp.(a)	33,816	$2,848,660
UGI Corp.	68,903	3,060,671

		5,909,331

Health Care Equipment & Supplies 3.9%
Abbott Laboratories	86,237	5,167,321
ABIOMED, Inc.*	11,351	3,303,027
Align Technology, Inc.*	7,725	1,939,979
Baxter International, Inc.	161,439	10,499,993
DexCom, Inc.*	2,741	203,273
IDEXX Laboratories, Inc.*	5,128	981,448
Intuitive Surgical, Inc.*	13,983	5,772,602
Varian Medical Systems, Inc.*	11,219	1,376,010

		29,243,653

Health Care Providers & Services 2.6%
AmerisourceBergen Corp.	2,227	191,990
Anthem, Inc.	16,402	3,603,519
Cigna Corp.	7,036	1,180,219
Humana, Inc.	16,569	4,454,244
UnitedHealth Group, Inc.	49,607	10,615,898

		20,045,870

Hotels, Restaurants & Leisure 2.6%
Aramark	50,760	2,008,066
Darden Restaurants, Inc.	14,275	1,216,944
Domino’s Pizza, Inc.	3,770	880,521
McDonald’s Corp.	21,933	3,429,882
Royal Caribbean Cruises Ltd.	21,065	2,480,193
Starbucks Corp.	120,642	6,983,965
Yum Brands, Inc.	32,660	2,780,346

		19,779,917

Household Durables 0.7%
Garmin Ltd.	26,273	1,548,268
Mohawk Industries, Inc.*	15,526	3,605,448

		5,153,716

Household Products 1.8%
Clorox Co. (The)	21,036	2,800,102
Colgate-Palmolive Co.	32,212	2,308,956
Procter & Gamble Co. (The)	103,953	8,241,394

		13,350,452

Industrial Conglomerates 1.4%
3M Co.	25,461	5,589,199
Honeywell International, Inc.	33,390	4,825,189

		10,414,388

Insurance 6.5%
Allstate Corp. (The)	78,364	7,428,907
American Financial Group, Inc.	32,093	3,601,476
Aon plc	9,975	1,399,792
Arch Capital Group Ltd.*	9,467	810,281
Axis Capital Holdings Ltd.	35,227	2,028,018
Chubb Ltd.	55,174	7,546,148
Erie Indemnity Co., Class A	2,424	285,159
First American Financial Corp.	2,739	160,724
FNF Group	134,190	5,370,284
Markel Corp.*	1,291	1,510,793
Marsh & McLennan Cos., Inc.	22,352	1,846,052
ProAssurance Corp.	7,790	378,204
Progressive Corp. (The)	151,005	9,200,735
Travelers Cos., Inc. (The)	33,881	4,704,716
WR Berkley Corp.(a)	38,429	2,793,788

		49,065,077

Internet & Direct Marketing Retail 2.2%
Amazon.com, Inc.*	6,448	9,332,448
Booking Holdings, Inc.*	1,732	3,603,235
Netflix, Inc.*	8,873	2,620,641
Wayfair, Inc., Class A*(a)	13,440	907,603

		16,463,927

Internet Software & Services 2.6%
Alphabet, Inc., Class A*	9,803	10,167,083
Facebook, Inc., Class A*	45,266	7,233,054
IAC/InterActiveCorp*	12,607	1,971,483

		19,371,620

IT Services 5.2%
Accenture plc, Class A	38,228	5,867,998
Amdocs Ltd.	32,379	2,160,327
Automatic Data Processing, Inc.	13,213	1,499,411
Cognizant Technology Solutions Corp., Class A	17,833	1,435,556
Fidelity National Information Services, Inc.	42,930	4,134,159
Fiserv, Inc.*	10,282	733,209
Jack Henry & Associates, Inc.	14,105	1,706,000
Mastercard, Inc., Class A	43,092	7,547,995
Paychex, Inc.	29,252	1,801,631
Square, Inc., Class A*(a)	53,064	2,610,749
Visa, Inc., Class A(a)	80,801	9,665,416

		39,162,451

Life Sciences Tools & Services 2.5%
Agilent Technologies, Inc.	92,180	6,166,842
Illumina, Inc.*	6,381	1,508,596
Mettler-Toledo International, Inc.*	3,798	2,183,964
Thermo Fisher Scientific, Inc.	44,205	9,126,564

		18,985,966

Machinery 0.8%
Graco, Inc.	8,952	409,286
Illinois Tool Works, Inc.	6,594	1,033,016
Ingersoll-Rand plc	40,955	3,502,062
Pentair plc	15,733	1,071,889
Toro Co. (The)	2,994	186,975

		6,203,228

Media 1.2%
Comcast Corp., Class A	128,299	4,383,977
Live Nation Entertainment, Inc.*	36,521	1,538,995
Walt Disney Co. (The)	28,194	2,831,805

		8,754,777

Multi-Utilities 3.2%
Ameren Corp.	156,063	8,837,848
CMS Energy Corp.	53,868	2,439,682
Consolidated Edison, Inc.	46,114	3,594,125
Dominion Energy, Inc.(a)	2,364	159,404
Public Service Enterprise Group, Inc.	75,478	3,792,015
WEC Energy Group, Inc.	82,875	5,196,262

		24,019,336

Oil, Gas & Consumable Fuels 1.4%
Chevron Corp.	21,577	2,460,641
ConocoPhillips	21,950	1,301,416
Exxon Mobil Corp.	45,718	3,411,020
Phillips 66	34,169	3,277,490

		10,450,567

Personal Products 0.9%
Estee Lauder Cos., Inc. (The), Class A	25,660	3,841,815
Nu Skin Enterprises, Inc., Class A	41,288	3,043,339

		6,885,154

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Nationwide Fund

Common Stocks (continued)

	Shares	Value
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.	49,677	$3,142,070
Eli Lilly & Co.	39,376	3,046,521
Johnson & Johnson	78,707	10,086,302
Merck & Co., Inc.	92,218	5,023,114
Pfizer, Inc.	136,603	4,848,041

		26,146,048

Professional Services 0.4%
Robert Half International, Inc.	58,767	3,402,022

Road & Rail 0.4%
CSX Corp.	9,261	515,930
Kansas City Southern	2,547	279,788
Landstar System, Inc.	21,958	2,407,695

		3,203,413

Semiconductors & Semiconductor Equipment 2.9%
Applied Materials, Inc.	37,586	2,090,157
Broadcom Ltd.	8,548	2,014,336
Intel Corp.	18,801	979,156
Marvell Technology Group Ltd.(a)	28,607	600,747
Maxim Integrated Products, Inc.	18,225	1,097,510
NVIDIA Corp.	18,811	4,356,439
Skyworks Solutions, Inc.	15,197	1,523,651
Texas Instruments, Inc.	64,847	6,736,955
Xilinx, Inc.	30,503	2,203,537

		21,602,488

Software 4.4%
Adobe Systems, Inc.*	50,131	10,832,306
ANSYS, Inc.*	2,126	333,123
Cadence Design Systems, Inc.*	12,768	469,479
Electronic Arts, Inc.*	15,445	1,872,552
Intuit, Inc.	30,201	5,235,343
Manhattan Associates, Inc.*(a)	7,051	295,296
Microsoft Corp.	130,029	11,867,747
Oracle Corp.	53,034	2,426,306

		33,332,152

Specialty Retail 3.0%
Home Depot, Inc. (The)	58,689	10,460,727
Lowe’s Cos., Inc.	113,018	9,917,329
Tractor Supply Co.	10,225	644,380
Williams-Sonoma, Inc.(a)	27,880	1,470,949

		22,493,385

Technology Hardware, Storage & Peripherals 0.7%
Apple, Inc.	32,696	5,485,735

Textiles, Apparel & Luxury Goods 0.6%
Lululemon Athletica, Inc.*	49,452	4,407,162

Tobacco 2.2%
Altria Group, Inc.	98,823	6,158,650
Philip Morris International, Inc.	105,073	10,444,256

		16,602,906

Trading Companies & Distributors 0.1%
Fastenal Co.	14,535	793,466

Water Utilities 1.1%
American Water Works Co., Inc.	76,145	6,253,789
Aqua America, Inc.(a)	66,816	2,275,753

		8,529,542

Wireless Telecommunication Services 0.0%†
Telephone & Data Systems, Inc.	9,340	261,800

Total Common Stocks (cost $646,579,492)		748,846,879

Repurchase Agreement 0.4%

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc., 1.81%, dated 3/29/2018, due 4/2/2018, repurchase price $2,683,170, collateralized by U.S. Government Agency Securities, ranging from 1.92% - 4.00%, maturing 2/25/2031 - 3/1/2059; total market value $2,736,282.(b)	$2,682,630	$2,682,630

Total Repurchase Agreement (cost $2,682,630)		2,682,630

Total Investments (cost $649,262,122) — 99.3%		751,529,509
Other assets in excess of liabilities — 0.7%		5,375,577

NET ASSETS — 100.0%		$756,905,086

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $29,752,944, which was collateralized by cash used to purchase a repurchase agreement with a value of $2,682,630 and by $27,188,730 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 8.00%, and maturity dates ranging from 4/5/2018 - 2/15/2048, a total value of $29,871,360.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2018 was $2,682,630.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Nationwide Fund

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	9	6/2018	USD	1,189,350	(58,383)

					(58,383)

At March 31, 2018, the Fund has $57,420 segregated as collateral with the broker for open futures contracts

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Nationwide Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$748,846,879	$—	$—	$748,846,879
Repurchase Agreement	—	2,682,630	—	2,682,630

Total Assets	$748,846,879	$2,682,630	$—	$751,529,509

Liabilities:
Futures Contracts	$(58,383)	$—	$—	$(58,383)

Total Liabilities	$(58,383)	$—	$—	$(58,383)

Total	$748,788,496	$2,682,630	$—	$751,471,126

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) for the purpose of reducing active risk in the portfolio. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Nationwide Fund

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2018

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(58,383)

Total		$(58,383)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Real Estate Fund

Common Stocks 98.8%

	Shares	Value
Equity Real Estate Investment Trusts (REITs) 89.6%
Agree Realty Corp.	52,567	$2,525,319
Alexandria Real Estate Equities, Inc.	108,372	13,534,579
American Tower Corp.	77,520	11,266,757
Apartment Investment & Management Co., Class A	132,652	5,405,569
AvalonBay Communities, Inc.	80,275	13,202,026
Boston Properties, Inc.	91,028	11,216,470
Brandywine Realty Trust	222,158	3,527,869
CoreSite Realty Corp.	46,226	4,634,619
Corporate Office Properties Trust	221,108	5,711,220
Douglas Emmett, Inc.	202,504	7,444,047
Equinix, Inc.	16,981	7,100,435
Equity LifeStyle Properties, Inc.	75,273	6,606,711
Essex Property Trust, Inc.	42,276	10,174,988
Extra Space Storage, Inc.	92,191	8,053,806
GGP, Inc.	57,339	1,173,156
HCP, Inc.	361,343	8,393,998
Healthcare Trust of America, Inc., Class A	110,107	2,912,330
Invitation Homes, Inc.	370,098	8,449,337
JBG SMITH Properties	113,014	3,809,702
LaSalle Hotel Properties	113,694	3,298,263
Macerich Co. (The)	11,690	654,874
Prologis, Inc.	240,628	15,157,158
PS Business Parks, Inc.	29,788	3,367,236
Public Storage	78,787	15,788,127
Regency Centers Corp.	169,093	9,973,105
Retail Properties of America, Inc., Class A	227,149	2,648,557
Rexford Industrial Realty, Inc.	263,755	7,593,506
Simon Property Group, Inc.	139,652	21,555,286
Sun Communities, Inc.	66,854	6,108,450
Taubman Centers, Inc.	55,690	3,169,318
Universal Health Realty Income Trust	21,609	1,298,701
Xenia Hotels & Resorts, Inc.	142,033	2,800,891

		228,556,410

Health Care Providers & Services 0.5%
Brookdale Senior Living, Inc.*	173,580	1,164,722
Genesis Healthcare, Inc.*	161,626	244,055

		1,408,777

Hotels, Restaurants & Leisure 7.2%
Extended Stay America, Inc.	96,449	1,906,797
Hilton Worldwide Holdings, Inc.	79,198	6,237,634
Hyatt Hotels Corp., Class A	63,923	4,874,768
Vail Resorts, Inc.	23,599	5,231,898

		18,251,097

Multiline Retail 0.5%
Macy’s, Inc.	42,054	1,250,686

Real Estate Management & Development 1.0%
Kennedy-Wilson Holdings, Inc.	147,422	2,565,143

Total Investments (cost $261,149,537) — 98.8%		252,032,113
Other assets in excess of liabilities — 1.2%		3,042,822

NET ASSETS — 100.0%		$255,074,935

*	Denotes a non-income producing security.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Real Estate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2018 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks 97.1%

	Shares	Value
Aerospace & Defense 2.8%
Arconic, Inc.	60,751	$1,399,703
Boeing Co. (The)	81,460	26,709,105
General Dynamics Corp.	40,728	8,996,815
Harris Corp.	17,442	2,813,046
Huntington Ingalls Industries, Inc.	6,544	1,686,781
L3 Technologies, Inc.	11,351	2,361,008
Lockheed Martin Corp.	36,633	12,379,390
Northrop Grumman Corp.	25,579	8,930,141
Raytheon Co.	42,456	9,162,854
Rockwell Collins, Inc.	23,913	3,224,668
Textron, Inc.	38,338	2,260,792
TransDigm Group, Inc.	6,976	2,141,213
United Technologies Corp.	108,931	13,705,698

		95,771,214

Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.(a)	20,149	1,888,163
Expeditors International of Washington, Inc.	25,583	1,619,404
FedEx Corp.	36,279	8,710,951
United Parcel Service, Inc., Class B	100,787	10,548,367

		22,766,885

Airlines 0.5%
Alaska Air Group, Inc.(a)	18,306	1,134,240
American Airlines Group, Inc.(a)	62,515	3,248,279
Delta Air Lines, Inc.	96,037	5,263,788
Southwest Airlines Co.	79,985	4,581,541
United Continental Holdings, Inc.*	34,927	2,426,379

		16,654,227

Auto Components 0.2%
Aptiv plc	38,850	3,301,084
BorgWarner, Inc.(a)	29,547	1,484,146
Goodyear Tire & Rubber Co. (The)	36,955	982,264

		5,767,494

Automobiles 0.4%
Ford Motor Co.	571,516	6,332,398
General Motors Co.	184,453	6,703,022
Harley-Davidson, Inc.(a)	25,248	1,082,634

		14,118,054

Banks 6.3%
Bank of America Corp.	1,405,648	42,155,384
BB&T Corp.	113,857	5,925,118
Citigroup, Inc.	377,478	25,479,765
Citizens Financial Group, Inc.	72,299	3,035,112
Comerica, Inc.	25,400	2,436,622
Fifth Third Bancorp	103,814	3,296,094
Huntington Bancshares, Inc.	157,941	2,384,909
JPMorgan Chase & Co.	503,834	55,406,625
KeyCorp	158,117	3,091,187
M&T Bank Corp.	22,070	4,068,825
People’s United Financial, Inc.(a)	52,119	972,541
PNC Financial Services Group, Inc. (The)	69,095	10,449,928
Regions Financial Corp.	165,251	3,070,364
SunTrust Banks, Inc.	68,408	4,654,480
SVB Financial Group*	7,762	1,862,958
US Bancorp	230,942	11,662,571
Wells Fargo & Co.	644,778	33,792,815
Zions Bancorp	28,636	1,509,976

		215,255,274

Beverages 1.9%
Brown-Forman Corp., Class B	38,790	2,110,176
Coca-Cola Co. (The)	565,142	24,544,117
Constellation Brands, Inc., Class A	25,319	5,770,706
Dr Pepper Snapple Group, Inc.	26,489	3,135,768
Molson Coors Brewing Co., Class B	26,815	2,019,974
Monster Beverage Corp.*	60,463	3,459,088
PepsiCo, Inc.	208,692	22,778,732

		63,818,561

Biotechnology 2.6%
AbbVie, Inc.	234,559	22,201,009
Alexion Pharmaceuticals, Inc.*	32,748	3,650,092
Amgen, Inc.	98,369	16,769,947
Biogen, Inc.*	30,997	8,487,599
Celgene Corp.*	110,632	9,869,481
Gilead Sciences, Inc.	192,886	14,541,676
Incyte Corp.*	25,978	2,164,747
Regeneron Pharmaceuticals, Inc.*	11,292	3,888,513
Vertex Pharmaceuticals, Inc.*	37,078	6,042,972

		87,616,036

Building Products 0.3%
Allegion plc	13,655	1,164,635
AO Smith Corp.	21,719	1,381,111
Fortune Brands Home & Security, Inc.	22,202	1,307,476
Johnson Controls International plc	135,809	4,785,909
Masco Corp.	45,552	1,842,123

		10,481,254

Capital Markets 3.1%
Affiliated Managers Group, Inc.	7,981	1,513,038
Ameriprise Financial, Inc.	21,718	3,212,961
Bank of New York Mellon Corp. (The)	148,240	7,638,807
BlackRock, Inc.	18,094	9,801,882
Cboe Global Markets, Inc.	16,596	1,893,604
Charles Schwab Corp. (The)	176,771	9,230,982
CME Group, Inc.	49,876	8,066,944
E*TRADE Financial Corp.*	39,406	2,183,486
Franklin Resources, Inc.	47,280	1,639,670
Goldman Sachs Group, Inc. (The)	51,936	13,080,601
Intercontinental Exchange, Inc.	85,802	6,222,361
Invesco Ltd.	59,054	1,890,319
Moody’s Corp.	24,415	3,938,139
Morgan Stanley	204,168	11,016,905
Nasdaq, Inc.	17,327	1,493,934
Northern Trust Corp.	31,496	3,248,182
Raymond James Financial, Inc.	19,143	1,711,576
S&P Global, Inc.	37,389	7,143,542
State Street Corp.	54,389	5,424,215
T. Rowe Price Group, Inc.(a)	35,548	3,838,118

		104,189,266

Chemicals 2.0%
Air Products & Chemicals, Inc.	32,029	5,093,572
Albemarle Corp.	15,871	1,471,877
CF Industries Holdings, Inc.	33,403	1,260,295
DowDuPont, Inc.	343,171	21,863,424
Eastman Chemical Co.	20,935	2,210,317
Ecolab, Inc.	38,202	5,236,348

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Value
Chemicals (continued)
FMC Corp.	19,313	$1,478,796
International Flavors & Fragrances, Inc.	11,791	1,614,306
LyondellBasell Industries NV, Class A	47,529	5,022,865
Monsanto Co.	64,420	7,517,170
Mosaic Co. (The)	50,428	1,224,392
PPG Industries, Inc.	37,394	4,173,170
Praxair, Inc.	42,066	6,070,124
Sherwin-Williams Co. (The)	12,104	4,746,221

		68,982,877

Commercial Services & Supplies 0.3%
Cintas Corp.	12,600	2,149,308
Republic Services, Inc.	33,084	2,191,153
Stericycle, Inc.*	12,648	740,287
Waste Management, Inc.	58,731	4,940,452

		10,021,200

Communications Equipment 1.0%
Cisco Systems, Inc.	708,500	30,387,565
F5 Networks, Inc.*	9,391	1,358,032
Juniper Networks, Inc.	51,078	1,242,728
Motorola Solutions, Inc.	23,664	2,491,819

		35,480,144

Construction & Engineering 0.1%
Fluor Corp.	20,827	1,191,721
Jacobs Engineering Group, Inc.	17,153	1,014,600
Quanta Services, Inc.*	23,003	790,153

		2,996,474

Construction Materials 0.1%
Martin Marietta Materials, Inc.	9,064	1,878,967
Vulcan Materials Co.	19,268	2,199,828

		4,078,795

Consumer Finance 0.7%
American Express Co.	105,633	9,853,446
Capital One Financial Corp.	71,162	6,818,743
Discover Financial Services	52,025	3,742,158
Navient Corp.	39,072	512,625
Synchrony Financial	105,192	3,527,088

		24,454,060

Containers & Packaging 0.3%
Avery Dennison Corp.	12,850	1,365,312
Ball Corp.	50,844	2,019,015
International Paper Co.	60,677	3,241,972
Packaging Corp. of America	14,064	1,585,013
Sealed Air Corp.	24,873	1,064,316
WestRock Co.	37,074	2,379,039

		11,654,667

Distributors 0.1%
Genuine Parts Co.(a)	21,219	1,906,315
LKQ Corp.*	44,593	1,692,304

		3,598,619

Diversified Consumer Services 0.0%†
H&R Block, Inc.(a)	31,206	792,944

Diversified Financial Services 1.7%
Berkshire Hathaway, Inc., Class B*	282,819	56,416,734
Leucadia National Corp.	44,947	1,021,645

		57,438,379

Diversified Telecommunication Services 1.9%
AT&T, Inc.(a)	903,041	32,193,412
CenturyLink, Inc.	141,441	2,323,876
Verizon Communications, Inc.	606,953	29,024,492

		63,541,780

Electric Utilities 1.7%
Alliant Energy Corp.(a)	34,500	1,409,670
American Electric Power Co., Inc.	72,309	4,959,674
Duke Energy Corp.(a)	102,632	7,950,901
Edison International	47,722	3,037,982
Entergy Corp.	26,311	2,072,781
Eversource Energy	46,320	2,729,174
Exelon Corp.	141,396	5,515,858
FirstEnergy Corp.(a)	64,457	2,192,183
NextEra Energy, Inc.	68,994	11,268,790
PG&E Corp.	75,232	3,304,942
Pinnacle West Capital Corp.	16,601	1,324,760
PPL Corp.	99,995	2,828,859
Southern Co. (The)	147,223	6,574,979
Xcel Energy, Inc.(a)	74,581	3,391,944

		58,562,497

Electrical Equipment 0.5%
Acuity Brands, Inc.	6,405	891,512
AMETEK, Inc.	33,784	2,566,571
Eaton Corp. plc	64,629	5,164,503
Emerson Electric Co.	92,617	6,325,741
Rockwell Automation, Inc.	18,883	3,289,419

		18,237,746

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	44,763	3,855,437
Corning, Inc.	127,485	3,554,282
FLIR Systems, Inc.	20,565	1,028,456
IPG Photonics Corp.*	5,630	1,313,929
TE Connectivity Ltd.	51,521	5,146,948

		14,899,052

Energy Equipment & Services 0.8%
Baker Hughes a GE Co.(a)	61,761	1,715,103
Halliburton Co.	128,382	6,026,251
Helmerich & Payne, Inc.(a)	16,139	1,074,212
National Oilwell Varco, Inc.	55,162	2,030,513
Schlumberger Ltd.	203,291	13,169,191
TechnipFMC plc(a)	63,397	1,867,042

		25,882,312

Equity Real Estate Investment Trusts (REITs) 2.6%
Alexandria Real Estate Equities, Inc.	15,404	1,923,806
American Tower Corp.	64,954	9,440,414
Apartment Investment & Management Co., Class A	23,446	955,425
AvalonBay Communities, Inc.	20,249	3,330,151
Boston Properties, Inc.	22,595	2,784,156
Crown Castle International Corp.	61,197	6,707,803
Digital Realty Trust, Inc.	30,153	3,177,523
Duke Realty Corp.	51,417	1,361,522
Equinix, Inc.	11,745	4,911,054
Equity Residential	53,888	3,320,579
Essex Property Trust, Inc.	9,611	2,313,176
Extra Space Storage, Inc.	18,890	1,650,230
Federal Realty Investment Trust	10,395	1,206,963

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
GGP, Inc.	90,406	$1,849,707
HCP, Inc.	70,096	1,628,330
Host Hotels & Resorts, Inc.	107,162	1,997,500
Iron Mountain, Inc.	40,228	1,321,892
Kimco Realty Corp.	63,606	915,926
Macerich Co. (The)	15,369	860,971
Mid-America Apartment Communities, Inc.	16,957	1,547,157
Prologis, Inc.	78,119	4,920,716
Public Storage	21,908	4,390,144
Realty Income Corp.	41,787	2,161,642
Regency Centers Corp.	22,293	1,314,841
SBA Communications Corp.*	17,221	2,943,413
Simon Property Group, Inc.	45,569	7,033,575
SL Green Realty Corp.	13,629	1,319,696
UDR, Inc.	40,509	1,442,931
Ventas, Inc.	52,048	2,577,937
Vornado Realty Trust	25,794	1,735,936
Welltower, Inc.	54,288	2,954,896
Weyerhaeuser Co.	110,688	3,874,080

		89,874,092

Food & Staples Retailing 1.6%
Costco Wholesale Corp.	64,616	12,175,593
CVS Health Corp.(a)	148,542	9,240,798
Kroger Co. (The)	130,544	3,125,223
Sysco Corp.	70,397	4,221,004
Walgreens Boots Alliance, Inc.	125,146	8,193,309
Walmart, Inc.(a)	213,289	18,976,322

		55,932,249

Food Products 1.1%
Archer-Daniels-Midland Co.	81,991	3,555,950
Campbell Soup Co.(a)	28,826	1,248,454
Conagra Brands, Inc.	59,454	2,192,664
General Mills, Inc.(a)	83,358	3,756,111
Hershey Co. (The)	20,474	2,026,107
Hormel Foods Corp.(a)	40,385	1,386,013
JM Smucker Co. (The)	16,457	2,040,833
Kellogg Co.	36,293	2,359,408
Kraft Heinz Co. (The)(a)	87,608	5,457,102
McCormick & Co., Inc. (Non-Voting)(a)	17,859	1,900,019
Mondelez International, Inc., Class A	218,996	9,138,703
Tyson Foods, Inc., Class A	43,691	3,197,744

		38,259,108

Health Care Equipment & Supplies 2.8%
Abbott Laboratories	255,293	15,297,157
Align Technology, Inc.*	10,573	2,655,197
Baxter International, Inc.	73,549	4,783,627
Becton Dickinson and Co.	38,905	8,430,714
Boston Scientific Corp.*	201,426	5,502,958
Cooper Cos., Inc. (The)	7,285	1,666,881
Danaher Corp.	89,724	8,784,877
DENTSPLY SIRONA, Inc.	33,582	1,689,510
Edwards Lifesciences Corp.*	31,045	4,331,398
Hologic, Inc.*	39,570	1,478,335
IDEXX Laboratories, Inc.*	12,723	2,435,055
Intuitive Surgical, Inc.*	16,438	6,786,100
Medtronic plc	199,909	16,036,700
ResMed, Inc.	20,539	2,022,475
Stryker Corp.	47,196	7,594,780
Varian Medical Systems, Inc.*	13,661	1,675,522
Zimmer Biomet Holdings, Inc.	29,725	3,241,214

		94,412,500

Health Care Providers & Services 2.6%
Aetna, Inc.	47,821	8,081,749
AmerisourceBergen Corp.	23,516	2,027,314
Anthem, Inc.	37,688	8,280,054
Cardinal Health, Inc.	46,161	2,893,372
Centene Corp.*	25,181	2,691,094
Cigna Corp.	36,218	6,075,207
DaVita, Inc.*	21,748	1,434,063
Envision Healthcare Corp.*	18,266	701,962
Express Scripts Holding Co.*	83,064	5,738,061
HCA Healthcare, Inc.	41,650	4,040,050
Henry Schein, Inc.*	22,520	1,513,569
Humana, Inc.	20,315	5,461,281
Laboratory Corp. of America Holdings*	15,270	2,469,923
McKesson Corp.	30,581	4,307,945
Quest Diagnostics, Inc.	19,742	1,980,123
UnitedHealth Group, Inc.	142,064	30,401,696
Universal Health Services, Inc., Class B	12,591	1,490,900

		89,588,363

Health Care Technology 0.1%
Cerner Corp.*	46,299	2,685,342

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	60,020	3,936,112
Chipotle Mexican Grill, Inc.*	3,710	1,198,738
Darden Restaurants, Inc.	17,819	1,519,070
Hilton Worldwide Holdings, Inc.	30,337	2,389,342
Marriott International, Inc., Class A	44,241	6,015,891
McDonald’s Corp.	116,941	18,287,233
MGM Resorts International	74,546	2,610,601
Norwegian Cruise Line Holdings Ltd.*	30,214	1,600,436
Royal Caribbean Cruises Ltd.	25,139	2,959,866
Starbucks Corp.	206,822	11,972,925
Wyndham Worldwide Corp.	14,319	1,638,523
Wynn Resorts Ltd.	11,598	2,115,011
Yum Brands, Inc.	48,252	4,107,693

		60,351,441

Household Durables 0.4%
DR Horton, Inc.	49,568	2,173,061
Garmin Ltd.	15,742	927,676
Leggett & Platt, Inc.	18,641	826,915
Lennar Corp., Class A	39,600	2,334,024
Mohawk Industries, Inc.*	9,199	2,136,192
Newell Brands, Inc.	70,912	1,806,838
PulteGroup, Inc.	40,574	1,196,527
Whirlpool Corp.	10,354	1,585,301

		12,986,534

Household Products 1.4%
Church & Dwight Co., Inc.	37,258	1,876,313
Clorox Co. (The)	18,810	2,503,799
Colgate-Palmolive Co.	128,661	9,222,420
Kimberly-Clark Corp.	51,575	5,679,955
Procter & Gamble Co. (The)	370,579	29,379,503

		48,661,990

Independent Power and Renewable Electricity Producers 0.1%
AES Corp.	99,223	1,128,165
NRG Energy, Inc.	43,413	1,325,399

		2,453,564

Industrial Conglomerates 1.7%
3M Co.	87,464	19,200,097
General Electric Co.	1,278,522	17,234,477
Honeywell International, Inc.	110,947	16,032,951
Roper Technologies, Inc.	15,050	4,224,384

		56,691,909

Insurance 2.5%
Aflac, Inc.	115,216	5,041,852

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Value
Insurance (continued)
Allstate Corp. (The)	52,643	$4,990,556
American International Group, Inc.	131,650	7,164,393
Aon plc	35,931	5,042,197
Arthur J Gallagher & Co.	26,440	1,817,221
Assurant, Inc.	8,199	749,471
Brighthouse Financial, Inc.*	14,579	749,361
Chubb Ltd.	68,092	9,312,943
Cincinnati Financial Corp.	22,247	1,652,062
Everest Re Group Ltd.	5,982	1,536,297
Hartford Financial Services Group, Inc. (The)	52,250	2,691,920
Lincoln National Corp.	31,941	2,333,610
Loews Corp.	39,965	1,987,459
Marsh & McLennan Cos., Inc.	74,832	6,180,375
MetLife, Inc.	152,004	6,975,464
Principal Financial Group, Inc.	39,183	2,386,637
Progressive Corp. (The)	85,300	5,197,329
Prudential Financial, Inc.	62,199	6,440,706
Torchmark Corp.	16,078	1,353,285
Travelers Cos., Inc. (The)	40,140	5,573,840
Unum Group	32,290	1,537,327
Willis Towers Watson plc	19,381	2,949,594
XL Group Ltd.	37,071	2,048,544

		85,712,443

Internet & Direct Marketing Retail 3.6%
Amazon.com, Inc.*	59,019	85,420,559
Booking Holdings, Inc.*(a)	7,317	15,222,214
Expedia Group, Inc.(a)	17,948	1,981,639
Netflix, Inc.*	63,751	18,828,858
TripAdvisor, Inc.*	16,481	673,908

		122,127,178

Internet Software & Services 4.6%
Akamai Technologies, Inc.*	24,448	1,735,319
Alphabet, Inc., Class A*	43,874	45,503,480
Alphabet, Inc., Class C*	44,715	46,136,490
eBay, Inc.*	138,341	5,566,842
Facebook, Inc., Class A*	352,196	56,277,399
VeriSign, Inc.*(a)	12,139	1,439,200

		156,658,730

IT Services 4.2%
Accenture plc, Class A	90,594	13,906,179
Alliance Data Systems Corp.	6,907	1,470,224
Automatic Data Processing, Inc.	65,037	7,380,399
Cognizant Technology Solutions Corp., Class A	86,463	6,960,271
CSRA, Inc.	23,157	954,763
DXC Technology Co.	41,910	4,213,212
Fidelity National Information Services, Inc.	49,175	4,735,552
Fiserv, Inc.*	61,254	4,368,023
Gartner, Inc.*(a)	13,501	1,587,988
Global Payments, Inc.	23,284	2,596,632
International Business Machines Corp.	125,554	19,263,750
Mastercard, Inc., Class A	135,629	23,756,776
Paychex, Inc.	46,930	2,890,419
PayPal Holdings, Inc.*	165,755	12,575,832
Total System Services, Inc.	24,291	2,095,342
Visa, Inc., Class A(a)	265,088	31,709,826
Western Union Co. (The)	68,848	1,323,947

		141,789,135

Leisure Products 0.1%
Hasbro, Inc.	16,232	1,368,357
Mattel, Inc.(a)	52,631	692,098

		2,060,455

Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	47,013	3,145,170
Illumina, Inc.*	21,400	5,059,388
IQVIA Holdings, Inc.*	21,184	2,078,362
Mettler-Toledo International, Inc.*	3,724	2,141,412
PerkinElmer, Inc.	16,515	1,250,516
Thermo Fisher Scientific, Inc.	58,837	12,147,487
Waters Corp.*	11,605	2,305,333

		28,127,668

Machinery 1.6%
Caterpillar, Inc.	88,187	12,997,000
Cummins, Inc.	22,907	3,712,996
Deere & Co.	47,792	7,423,053
Dover Corp.	22,648	2,224,487
Flowserve Corp.(a)	19,307	836,572
Fortive Corp.	44,898	3,480,493
Illinois Tool Works, Inc.	45,239	7,087,142
Ingersoll-Rand plc	36,673	3,135,908
PACCAR, Inc.	51,617	3,415,497
Parker-Hannifin Corp.	19,588	3,350,136
Pentair plc(a)	24,637	1,678,519
Snap-on, Inc.(a)	8,552	1,261,762
Stanley Black & Decker, Inc.	22,530	3,451,596
Xylem, Inc.	26,220	2,016,842

		56,072,003

Media 2.5%
CBS Corp. (Non-Voting), Class B	50,655	2,603,160
Charter Communications, Inc., Class A*	27,349	8,511,556
Comcast Corp., Class A	680,693	23,259,280
Discovery Communications, Inc., Class A*(a)	22,585	483,997
Discovery Communications, Inc., Class C*	46,021	898,330
DISH Network Corp., Class A*	33,953	1,286,479
Interpublic Group of Cos., Inc. (The)	58,170	1,339,655
News Corp., Class A	56,715	896,097
News Corp., Class B	18,669	300,571
Omnicom Group, Inc.(a)	33,638	2,444,473
Time Warner, Inc.	114,091	10,790,727
Twenty-First Century Fox, Inc., Class A	158,127	5,801,680
Twenty-First Century Fox, Inc., Class B	60,819	2,211,987
Viacom, Inc., Class B	51,506	1,599,776
Walt Disney Co. (The)	221,229	22,220,241

		84,648,009

Metals & Mining 0.3%
Freeport-McMoRan, Inc.*	197,657	3,472,833
Newmont Mining Corp.	78,179	3,054,454
Nucor Corp.	46,666	2,850,826

		9,378,113

Multiline Retail 0.5%
Dollar General Corp.	38,297	3,582,684

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Value
Multiline Retail (continued)
Dollar Tree, Inc.*	34,831	$3,305,462
Kohl’s Corp.	24,971	1,635,850
Macy’s, Inc.(a)	43,917	1,306,092
Nordstrom, Inc.	17,439	844,222
Target Corp.	79,774	5,538,709

		16,213,019

Multi-Utilities 0.9%
Ameren Corp.	35,070	1,986,014
CenterPoint Energy, Inc.	62,975	1,725,515
CMS Energy Corp.	40,598	1,838,683
Consolidated Edison, Inc.	45,596	3,553,752
Dominion Energy, Inc.(a)	97,767	6,592,429
DTE Energy Co.	26,221	2,737,472
NiSource, Inc.	49,378	1,180,628
Public Service Enterprise Group, Inc.	74,448	3,740,268
SCANA Corp.	21,325	800,754
Sempra Energy	38,236	4,252,608
WEC Energy Group, Inc.	46,200	2,896,740

		31,304,863

Oil, Gas & Consumable Fuels 4.8%
Anadarko Petroleum Corp.	80,262	4,848,627
Andeavor	20,834	2,095,067
Apache Corp.	55,134	2,121,556
Cabot Oil & Gas Corp.	69,133	1,657,809
Chevron Corp.	280,689	32,009,774
Cimarex Energy Co.	13,767	1,287,215
Concho Resources, Inc.*	21,854	3,285,312
ConocoPhillips	173,345	10,277,625
Devon Energy Corp.	76,717	2,438,833
EOG Resources, Inc.	84,819	8,928,896
EQT Corp.	36,478	1,733,070
Exxon Mobil Corp.	622,598	46,452,037
Hess Corp.(a)	40,364	2,043,226
Kinder Morgan, Inc.	277,265	4,175,611
Marathon Oil Corp.	122,854	1,981,635
Marathon Petroleum Corp.	69,985	5,116,603
Newfield Exploration Co.*	29,541	721,391
Noble Energy, Inc.	73,942	2,240,443
Occidental Petroleum Corp.	112,189	7,287,797
ONEOK, Inc.	60,451	3,440,871
Phillips 66	61,743	5,922,389
Pioneer Natural Resources Co.	24,967	4,288,831
Range Resources Corp.(a)	34,356	499,536
Valero Energy Corp.	64,491	5,982,830
Williams Cos., Inc. (The)	121,567	3,022,156

		163,859,140

Personal Products 0.2%
Coty, Inc., Class A(a)	67,904	1,242,643
Estee Lauder Cos., Inc. (The), Class A	32,839	4,916,655

		6,159,298

Pharmaceuticals 4.4%
Allergan plc	48,793	8,211,374
Bristol-Myers Squibb Co.	239,937	15,176,015
Eli Lilly & Co.	142,058	10,991,027
Johnson & Johnson	393,785	50,463,548
Merck & Co., Inc.	396,698	21,608,140
Mylan NV*	75,891	3,124,433
Nektar Therapeutics*	23,690	2,517,299
Perrigo Co. plc	18,841	1,570,209
Pfizer, Inc.	873,728	31,008,607
Zoetis, Inc.	71,524	5,972,969

		150,643,621

Professional Services 0.3%
Equifax, Inc.	17,422	2,052,486
IHS Markit Ltd.*	53,081	2,560,627
Nielsen Holdings plc	48,148	1,530,625
Robert Half International, Inc.	18,571	1,075,075
Verisk Analytics, Inc.*	22,622	2,352,688

		9,571,501

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A*	44,219	2,088,021

Road & Rail 0.9%
CSX Corp.	131,105	7,303,860
JB Hunt Transport Services, Inc.	12,411	1,453,949
Kansas City Southern	14,908	1,637,644
Norfolk Southern Corp.	42,143	5,722,176
Union Pacific Corp.	115,473	15,523,035

		31,640,664

Semiconductors & Semiconductor Equipment 4.1%
Advanced Micro Devices, Inc.*(a)	120,135	1,207,357
Analog Devices, Inc.	54,105	4,930,589
Applied Materials, Inc.	154,620	8,598,418
Broadcom Ltd.	60,613	14,283,453
Intel Corp.	688,386	35,851,143
KLA-Tencor Corp.	22,858	2,491,750
Lam Research Corp.	23,749	4,824,847
Microchip Technology, Inc.(a)	34,316	3,135,110
Micron Technology, Inc.*	169,097	8,816,717
NVIDIA Corp.	88,842	20,574,919
Qorvo, Inc.*	18,558	1,307,411
QUALCOMM, Inc.	218,012	12,080,045
Skyworks Solutions, Inc.	26,931	2,700,102
Texas Instruments, Inc.	144,463	15,008,261
Xilinx, Inc.	36,803	2,658,649

		138,468,771

Software 5.6%
Activision Blizzard, Inc.	110,946	7,484,417
Adobe Systems, Inc.*	72,295	15,621,504
ANSYS, Inc.*	12,252	1,919,766
Autodesk, Inc.*	32,145	4,036,769
CA, Inc.	45,090	1,528,551
Cadence Design Systems, Inc.*	40,878	1,503,084
Citrix Systems, Inc.*	19,167	1,778,698
Electronic Arts, Inc.*	45,181	5,477,744
Intuit, Inc.	35,652	6,180,274
Microsoft Corp.	1,130,962	103,222,902
Oracle Corp.	444,682	20,344,201
Red Hat, Inc.*	25,984	3,884,868
salesforce.com, Inc.*	100,655	11,706,176
Symantec Corp.	90,990	2,352,092
Synopsys, Inc.*	21,687	1,805,226
Take-Two Interactive Software, Inc.*	17,025	1,664,705

		190,510,977

Specialty Retail 2.1%
Advance Auto Parts, Inc.	10,650	1,262,557
AutoZone, Inc.*	4,018	2,606,436
Best Buy Co., Inc.	37,188	2,602,788
CarMax, Inc.*	26,239	1,625,244
Foot Locker, Inc.	18,603	847,181
Gap, Inc. (The)	32,409	1,011,161
Home Depot, Inc. (The)	171,331	30,538,037
L Brands, Inc.	35,784	1,367,307
Lowe’s Cos., Inc.	122,216	10,724,454
O’Reilly Automotive, Inc.*	12,476	3,086,313
Ross Stores, Inc.	56,682	4,420,062
Tiffany & Co.	14,841	1,449,372

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Value
Specialty Retail (continued)
TJX Cos., Inc. (The)	93,317	$7,610,935
Tractor Supply Co.	18,774	1,183,137
Ulta Beauty, Inc.*	8,384	1,712,600

		72,047,584

Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	745,788	125,128,311
Hewlett Packard Enterprise Co.	228,382	4,005,820
HP, Inc.	240,521	5,272,220
NetApp, Inc.	39,373	2,428,921
Seagate Technology plc	42,464	2,484,993
Western Digital Corp.	43,385	4,003,134
Xerox Corp.	32,167	925,766

		144,249,165

Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.(a)	53,827	991,493
Michael Kors Holdings Ltd.*	21,934	1,361,663
NIKE, Inc., Class B	190,832	12,678,878
PVH Corp.	11,523	1,744,928
Ralph Lauren Corp.(a)	8,426	942,027
Tapestry, Inc.	41,657	2,191,575
Under Armour, Inc., Class A*(a)	28,118	459,729
Under Armour, Inc., Class C*(a)	28,317	406,349
VF Corp.	48,248	3,576,142

		24,352,784

Tobacco 1.2%
Altria Group, Inc.	279,817	17,438,195
Philip Morris International, Inc.	227,729	22,636,263

		40,074,458

Trading Companies & Distributors 0.2%
Fastenal Co.	41,910	2,287,867
United Rentals, Inc.*	12,277	2,120,606
WW Grainger, Inc.	7,530	2,125,493

		6,533,966

Water Utilities 0.1%
American Water Works Co., Inc.	25,896	2,126,839

Total Common Stocks (cost $1,676,100,118)		3,305,375,308

Repurchase Agreements 0.1%

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc., 1.81%, dated 3/29/2018, due 4/2/2018, repurchase price $2,099,243, collateralized by U.S. Government Agency Securities, ranging from 1.92% - 4.00%, maturing 2/25/2031 - 3/1/2059; total market value $2,140,797.(b)	$2,098,821	2,098,821
Nomura Securities International, Inc., 1.80%, dated 3/29/2018, due 4/2/2018, repurchase price $1,000,200, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 7.88%, maturing 4/26/2018 - 2/15/2048; total market value $1,020,000.(b)	1,000,000	1,000,000
RBS Securities, Inc., 1.75%, dated 3/29/2018, due 4/5/2018, repurchase price $1,500,511, collateralized by U.S. Government Treasury Securities, ranging from 1.00% - 8.75%, maturing 11/30/2019 - 2/15/2048; total market value $1,530,008.(b)	1,500,000	1,500,000

Total Repurchase Agreements (cost $4,598,821)		4,598,821

Total Investments (cost $1,680,698,939) — 97.2%		3,309,974,129
Other assets in excess of liabilities — 2.8%		95,257,453

NET ASSETS — 100.0%		$3,405,231,582

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $116,878,965, which was collateralized by cash used to purchase repurchase agreements with a total value of $4,598,821 and $114,125,457 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.00%, and maturity dates ranging from 4/5/2018 - 2/15/2048, a total value of $118,724,278.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2018 was $4,598,821.
†	Amount rounds to less than 0.1%.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT S&P 500 Index Fund

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	737	6/2018	USD	97,394,550	(4,225,960)

					(4,225,960)

At March 31, 2018, the Fund had $4,289,000 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT S&P 500 Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$3,305,375,308	$—	$—	$3,305,375,308
Repurchase Agreements	—	4,598,821	—	4,598,821

Total Assets	$3,305,375,308	$4,598,821	$—	$3,309,974,129

Liabilities:
Futures Contracts	$(4,225,960)	$—	$—	$(4,225,960)

Total Liabilities	$(4,225,960)	$—	$—	$(4,225,960)

Total	$3,301,149,348	$4,598,821	$—	$3,305,748,169

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT S&P 500 Index Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2018

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(4,225,960)

Total		$(4,225,960)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Securities 24.3%

	Principal Amount	Value

Airlines 1.7%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 3/15/2023(a)	$9,355,061	$9,308,286
American Airlines Pass-Through Trust Series 2013-2, Class B, 5.60%, 7/15/2020(a)	3,348,215	3,431,920
Series 2015-1, Class B, 3.70%, 5/1/2023	3,055,128	3,001,663
Series 2015-2, Class B, 4.40%, 9/22/2023	3,937,983	3,957,673
Series 2016-3, Class B, 3.75%, 10/15/2025	3,500,000	3,416,700
United Airlines Pass-Through Trust, Series 2016-1, Class B, 3.65%, 1/7/2026	10,000,000	9,796,015

		32,912,257

Automobiles 4.5%
Credit Acceptance Auto Loan Trust Series 2015-2A, Class A, 2.40%, 2/15/2023(a)	3,434,456	3,433,777
Series 2016-3A, Class A, 2.15%, 4/15/2024(a)	4,545,000	4,506,719
Series 2017-2A, Class A, 2.55%, 2/17/2026(a)	12,500,000	12,335,908
First Investors Auto Owner Trust Series 2015-2A, Class A2, 2.28%, 9/15/2021(a)	6,703,015	6,694,344
Series 2016-2A, Class A2, 1.87%, 11/15/2021(a)	1,980,000	1,960,156
Series 2017-1A, Class A2, 2.20%, 3/15/2022(a)	6,746,000	6,689,750
Series 2017-2A, Class A2, 2.27%, 7/15/2022(a)	4,600,000	4,547,033
Flagship Credit Auto Trust Series 2015-2, Class A, 1.98%, 10/15/2020(a)	1,878,566	1,874,906
Series 2015-3, Class A, 2.38%, 10/15/2020(a)	2,331,771	2,330,073
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.31%, 4/15/2026(a)	14,450,000	14,364,096
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class A2, 2.85%, 8/16/2021(a)	3,250,000	3,249,795
NextGear Floorplan Master Owner Trust Series 2015-2A, Class A, 2.38%, 10/15/2020(a)	2,900,000	2,896,989
Series 2016-1A, Class A2, 2.74%, 4/15/2021(a)	11,037,000	11,041,582
Series 2017-1A, Class A2, 2.54%, 4/18/2022(a)	4,666,667	4,627,800
Prestige Auto Receivables Trust, Series 2016-1A, Class A3, 1.99%, 6/15/2020(a)	4,078,920	4,069,936

		84,622,864

Credit Card 0.7%
American Express Credit Account Master Trust, Series 2017-1, Class A, 1.93%, 9/15/2022	2,000,000	1,972,786
Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3, 1.92%, 4/7/2022	11,000,000	10,832,872

		12,805,658

Home Equity 2.6%
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-4, Class A2B, 2.97%, 10/25/2034(b)	461,801	464,745
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-10, Class AV1, 2.63%, 12/25/2033(b)	5,480,007	5,449,130
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2, 2.77%, 12/25/2034(b)	809,044	811,115
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2C, 2.63%, 1/25/2035(b)	8,517,688	8,579,539
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1, 4.00%, 4/25/2057(a)(b)	4,540,571	4,615,207
New Residential Mortgage Trust, Series 2018-1A, Class A1A, 4.00%, 12/25/2057(a)(b)	3,057,058	3,125,476
RASC Trust, Series 2005-KS12, Class M2, 2.33%, 1/25/2036(b)	14,555,000	14,492,093
Soundview Home Loan Trust Series 2005-CTX1, Class M3, 2.34%, 11/25/2035(b)	6,750,000	6,724,028
Series 2006-WF2, Class M1, 2.09%, 12/25/2036(b)	5,000,000	4,918,483

		49,179,816

Other 14.7%
A Voce CLO Ltd., Series 2014-1A, Class A1R, 2.88%, 7/15/2026(a)(b)	9,000,000	8,996,562
ALM VII Ltd., Series 2012-7A, Class A1R, 3.20%, 10/15/2028(a)(b)	19,775,000	19,984,239
Alterna Funding II LLC, Series 2015-1X, Class A, Reg. S, 2.50%, 2/15/2024(c)	3,304,181	3,297,986
American Homes 4 Rent Trust, Series 2015-SFR1, Class A, 3.47%, 4/17/2052(a)	4,732,619	4,784,285
AMMC CLO 22 Ltd. Series 2018-22A, Class A, 3.37%, 4/25/2031(a)(b)	5,000,000	5,000,000
Series 2018-22A, Class B, 3.79%, 4/25/2031(a)(b)	5,000,000	5,000,000
AMMC CLO XIII Ltd., Series 2013-13A, Class A2LR, 3.44%, 7/24/2029(a)(b)	9,000,000	9,031,536
AMMC CLO XIV Ltd., Series 2014-14A, Class A2LR, 3.45%, 7/25/2029(a)(b)	8,947,368	8,978,800
Babson CLO Ltd., Series 2014-3A, Class AR, 3.04%, 1/15/2026(a)(b)	13,000,000	12,997,569
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.00%, 10/28/2064(a)(b)	5,825,596	5,917,946
Bayview Opportunity Master Fund IVb Trust Series 2017-SPL2, Class A, 4.00%, 6/28/2054(a)(b)	7,051,400	7,163,440
Series 2017-SPL4, Class A, 3.50%, 1/28/2055(a)(b)	3,795,470	3,812,407
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD3, Class 1A, 2.36%, 7/25/2035(b)	3,190,083	3,180,699
Carlyle Global Market Strategies CLO Ltd., Series 2014-4A, Class A1R, 2.92%, 10/15/2026(a)(b)	9,000,000	8,998,425

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Securities (continued)

	Principal Amount	Value

Other (continued)
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A, 2.00%, 12/10/2023(a)	$1,184,984	$1,183,503
CCG Receivables Trust, Series 2017-1, Class A2, 1.84%, 11/14/2023(a)	6,222,222	6,168,277
Cedar Funding II CLO Ltd. Series 2013-1A, Class A1R, 3.29%, 6/9/2030(a)(b)	10,000,000	10,051,500
Series 2013-1A, Class BR, 3.81%, 6/9/2030(a)(b)	7,000,000	7,025,767
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A1, 3.03%, 1/20/2031(a)(b)	3,000,000	3,003,741
Cedar Funding VIII Clo Ltd., Series 2017-8A, Class A2, 3.08%, 10/17/2030(a)(b)	8,500,000	8,573,261
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class M1, 2.13%, 1/25/2037(b)	8,672,000	8,532,653
CNH Equipment Trust, Series 2017-A, Class A2, 1.64%, 7/15/2020	6,205,776	6,181,692
Dryden 49 Senior Loan Fund, Series 2017-49A, Class B, 3.43%, 7/18/2030(a)(b)	4,500,000	4,527,049
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M2, 2.61%, 8/25/2035(b)	9,645,795	9,645,132
Madison Park Funding XII Ltd., Series 2014-12A, Class AR, 3.00%, 7/20/2026(a)(b)	3,000,000	2,999,271
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2017-T1, Class AT1, 3.21%, 2/15/2051(a)	3,000,000	2,982,394
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4, 3.11%, 12/15/2050(a)	25,000,000	24,888,672
NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class AT1, 2.75%, 6/15/2049(a)	3,000,000	2,962,774
Oak Hill Advisors Residential Loan Trust Series 2017-NPL1, Class A1, 3.00%, 6/25/2057(a)(d)	6,608,358	6,569,418
Series 2017-NPL2, Class A1, 3.00%, 7/25/2057(a)(d)	5,707,647	5,660,671
Ocwen Master Advance Receivables Trust Series 2017-T1, Class AT1, 2.50%, 9/15/2048(a)	1,400,000	1,399,891
Series 2016-T2, Class AT2, 2.72%, 8/16/2049(a)	12,000,000	11,816,436
Pinnacle Park CLO Ltd., Series 2014-1A, Class BR, 3.57%, 4/15/2026(a)(b)	5,000,000	4,996,025
Renew, Series 2017-2A, Class A, 3.22%, 9/22/2053(a)	4,749,610	4,651,863
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.75%, 11/15/2049(a)	8,400,000	8,411,226
Structured Asset Investment Loan Trust, Series 2005-HE2, Class M1, 2.59%, 7/25/2035(b)	3,868,870	3,881,021
Tax Ease Funding LLC, Series 2016-1A, Class A, 3.13%, 6/15/2028(a)	6,259,071	6,226,336
TLF National Tax Lien Trust, Series 2017-1A, Class A, 3.09%, 12/15/2029(a)	2,105,198	2,103,905
VOLT LIV LLC, Series 2017-NPL1, Class A1, 3.50%, 2/25/2047(a)(d)	1,497,918	1,494,514
VOLT LXIII LLC, Series 2017-NP10, Class A1, 3.00%, 10/25/2047(a)(d)	6,995,550	6,929,875
VOLT XL LLC, Series 2015-NP14, Class A1, 4.37%, 11/27/2045(a)(d)	1,541,609	1,541,590
VOLT XXV LLC, Series 2015-NPL8, Class A1, 3.50%, 6/26/2045(a)(d)	4,745,954	4,746,844

		276,299,195

Road & Rail 0.1%
Federal Express Corp. Pass-Through Trust Series 1998 6.85%, 1/15/2019	952,754	988,482
Series 1998 6.72%, 1/15/2022	399,303	427,254
Union Pacific Railroad Co. Pass-Through Trust, Series 2000 8.00%, 1/10/2021	1,209,679	1,270,163

		2,685,899

Total Asset-Backed Securities (cost $458,682,954)		458,505,689

Collateralized Mortgage Obligations 3.9%

	Principal Amount	Value
Chase Mortgage Trust, Series 2016-1, Class M2, 3.75%, 4/25/2045(a)(b)	2,117,182	2,117,943
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class A1, 3.00%, 9/25/2064(a)(b)	4,201,085	4,170,480
CSMC Trust, Series 2012-CIM1, Class A1, 3.38%, 2/25/2042(a)(b)	131,237	131,384
FHLMC REMICS Series 3640, Class EL, 4.00%, 3/15/2020	189,037	190,918
Series 3616, Class PA, 4.50%, 11/15/2039	164,037	167,553
GSAA Trust, Series 2004-NC1, Class AF6, 5.26%, 11/25/2033(d)	21,305	21,855
HomeBanc Mortgage Trust, Series 2005-4, Class A2, 2.20%, 10/25/2035(b)	6,968,877	6,976,658
MFA Trust, Series 2017-RPL1, Class A1, 2.59%, 2/25/2057(a)(b)	8,691,529	8,561,080
New Residential Mortgage Loan Trust Series 2016-2A, Class A1, 3.75%, 11/26/2035(a)(b)	13,533,011	13,666,386
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054(a)(b)	6,058,679	6,115,210
Series 2016-3A, Class A1, 3.75%, 9/25/2056(a)(b)	2,871,226	2,895,134
Series 2016-4A, Class A1, 3.75%, 11/25/2056(a)(b)	2,764,130	2,789,739
Series 2017-1A, Class A1, 4.00%, 2/25/2057(a)(b)	7,675,667	7,823,937
Series 2017-2A, Class A3, 4.00%, 3/25/2057(a)(b)	10,335,726	10,533,439
RALI Trust, Series 2003-QS20, Class CB, 5.00%, 11/25/2018	153,735	154,048

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Short Term Bond Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Value
RCO Trust, Series 2017-INV1, Class A, 3.20%, 11/25/2052(a)(b)	$5,746,784	$5,785,897
Sequoia Mortgage Trust, Series 2017-CH1, Class A2, 3.50%, 8/25/2047(a)(b)	2,068,186	2,072,100

Total Collateralized Mortgage Obligations (cost $75,064,818)		74,173,761

Commercial Mortgage-Backed Securities 2.7%

	Principal Amount	Value
AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/2029(a)	4,000,000	3,964,151
Aventura Mall Trust, Series 2013-AVM, Class A, 3.74%, 12/5/2032(a)(b)	5,000,000	5,098,620
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class B, 3.28%, 9/15/2026(a)(b)	6,098,000	6,105,479
COMM Mortgage Trust Series 2014-TWC, Class B, 3.32%, 2/13/2032(a)(b)	13,000,000	13,012,414
Series 2014-TWC, Class C, 3.57%, 2/13/2032(a)(b)	6,000,000	6,015,267
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class XA, IO, 1.00%, 12/15/2048(b)	22,518,981	871,836
OBP Depositor LLC Trust, Series 2010-OBP, Class A, 4.65%, 7/15/2045(a)	16,000,000	16,508,442

Total Commercial Mortgage-Backed Securities (cost $52,361,334)		51,576,209

Corporate Bonds 43.1%

	Principal Amount	Value
Air Freight & Logistics 0.2%
FedEx Corp., 8.00%, 1/15/2019	2,974,000	3,099,126

Automobiles 1.8%
Daimler Finance North America LLC, (ICE LIBOR USD 3 Month + 0.62%), 2.39%, 10/30/2019(a)(e)	10,000,000	10,057,208
Hyundai Capital America, 2.60%, 3/19/2020(a)(f)	10,000,000	9,859,900
Nissan Motor Acceptance Corp., 2.65%, 9/26/2018(a)	3,035,000	3,036,045
(ICE LIBOR USD 3 Month + 0.52%), 2.61%, 9/13/2019(a)(e)	10,000,000	10,026,471

		32,979,624

Banks 10.8%
Bank of America Corp., Series L, 2.60%, 1/15/2019	1,443,000	1,444,420
(ICE LIBOR USD 3 Month + 1.04%), 2.76%, 1/15/2019(e)	5,000,000	5,033,975
(ICE LIBOR USD 3 Month + 0.63%), 2.33%, 10/1/2021(e)	2,500,000	2,444,708
(ICE LIBOR USD 3 Month + 1.16%), 2.90%, 1/20/2023(e)(f)	5,000,000	5,062,803
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(a)(e)	8,623,000	8,457,934
Capital One NA, (ICE LIBOR USD 3 Month + 0.77%), 2.85%, 9/13/2019(e)	15,000,000	15,061,357
Citibank NA, 2.10%, 6/12/2020	15,000,000	14,710,273
Citigroup, Inc., 2.50%, 7/29/2019	10,000,000	9,959,340
Citizens Financial Group, Inc., 3.75%, 7/1/2024	10,000,000	9,885,287
Fifth Third Bancorp, 2.30%, 3/1/2019	7,000,000	6,971,389
Huntington Bancshares, Inc., 2.60%, 8/2/2018	2,450,000	2,449,579
ING Groep NV, 3.15%, 3/29/2022	5,000,000	4,932,287
JPMorgan Chase & Co., 1.63%, 5/15/2018	5,000,000	4,994,840
2.30%, 8/15/2021	10,000,000	9,722,875
Nordea Bank AB, (ICE LIBOR USD 3 Month + 0.62%), 2.92%, 9/30/2019(a)(e)	17,000,000	17,077,937
Skandinaviska Enskilda Banken AB, (ICE LIBOR USD 3 Month + 0.57%), 2.66%, 9/13/2019(a)(e)	15,000,000	15,056,857
Svenska Handelsbanken AB, (ICE LIBOR USD 3 Month + 0.49%), 2.52%, 9/6/2019(e)	15,000,000	15,038,560
Toronto-Dominion Bank (The), (ICE LIBOR USD 3 Month + 0.42%), 2.15%, 1/18/2019(e)	20,000,000	20,034,705
UBS Group Funding Switzerland AG, 2.65%, 2/1/2022(a)	9,000,000	8,726,116
Wells Fargo & Co., (ICE LIBOR USD 3 Month + 0.46%), 2.20%, 4/22/2019(e)	20,000,000	20,045,376
4.13%, 8/15/2023	7,000,000	7,099,341

		204,209,959

Beverages 1.7%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	10,000,000	9,921,680
Molson Coors Brewing Co., 2.10%, 7/15/2021	7,500,000	7,196,561
PepsiCo, Inc., (ICE LIBOR USD 3 Month + 0.27%), 1.97%, 10/4/2019(e)	15,000,000	15,042,449

		32,160,690

Biotechnology 0.7%
AbbVie, Inc., 2.50%, 5/14/2020	8,000,000	7,896,485
Celgene Corp., 2.88%, 8/15/2020	5,000,000	4,980,201

		12,876,686

Capital Markets 1.5%
FMR LLC, 7.49%, 6/15/2019(a)	2,000,000	2,108,433

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Short Term Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value

Capital Markets (continued)
Goldman Sachs Group, Inc. (The), (ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(e)	$7,000,000	$6,812,641
Morgan Stanley, 2.20%, 12/7/2018	4,000,000	3,991,115
MSCI, Inc., 5.25%, 11/15/2024(a)	10,000,000	10,210,000
UBS AG, 2.20%, 6/8/2020(a)	5,000,000	4,899,945

		28,022,134

Chemicals 0.7%
CF Industries, Inc., 7.13%, 5/1/2020	2,580,000	2,754,150
Solvay Finance America LLC, 3.40%, 12/3/2020(a)	10,000,000	10,051,417

		12,805,567

Communications Equipment 0.5%
Cisco Systems, Inc., (ICE LIBOR USD 3 Month + 0.34%), 2.54%, 9/20/2019(e)(f)	9,000,000	9,035,604

Consumer Finance 2.9%
Ford Motor Credit Co. LLC, (ICE LIBOR USD 3 Month + 1.00%), 2.70%, 1/9/2020(e)	15,000,000	15,117,423
HSBC USA, Inc., (ICE LIBOR USD 3 Month + 0.88%), 3.17%, 9/24/2018(e)	10,000,000	10,030,821
John Deere Capital Corp., (ICE LIBOR USD 3 Month + 0.29%), 1.99%, 10/9/2019(e)	15,000,000	15,038,430
Toyota Motor Credit Corp., (ICE LIBOR USD 3 Month + 0.44%), 2.17%, 10/18/2019(e)	15,000,000	15,065,783

		55,252,457

Diversified Financial Services 0.5%
National Rural Utilities Cooperative Finance Corp., 2.00%, 1/27/2020	10,000,000	9,858,821

Diversified Telecommunication Services 1.6%
AT&T, Inc., 3.40%, 8/14/2024	5,000,000	5,036,454
4.10%, 2/15/2028(a)	5,102,000	5,065,915
CCO Holdings LLC, 5.13%, 2/15/2023	10,000,000	10,065,000
Verizon Communications, Inc., (ICE LIBOR USD 3 Month + 0.77%), 2.95%, 6/17/2019(e)	10,000,000	10,073,020

		30,240,389

Electric Utilities 1.1%
Great Plains Energy, Inc., 5.29%, 6/15/2022(d)	10,135,000	10,800,207
Indiana Michigan Power Co., 7.00%, 3/15/2019	10,000,000	10,375,952

		21,176,159

Equity Real Estate Investment Trusts (REITs) 0.4%
WEA Finance LLC, 2.70%, 9/17/2019(a)	7,000,000	6,966,590

Food & Staples Retailing 0.8%
CVS Health Corp., 3.70%, 3/9/2023	15,000,000	15,081,450

Food Products 2.2%
Conagra Brands, Inc., 4.95%, 8/15/2020	302,000	313,567
Kraft Heinz Foods Co., 2.00%, 7/2/2018	15,000,000	14,985,017
Mondelez International Holdings Netherlands BV, (ICE LIBOR USD 3 Month + 0.61%), 2.37%, 10/28/2019(a)(e)	15,000,000	15,020,282
Tyson Foods, Inc., 2.65%, 8/15/2019	12,000,000	11,932,062

		42,250,928

Health Care Equipment & Supplies 0.3%
Becton Dickinson and Co., 2.68%, 12/15/2019	6,098,000	6,062,754

Health Care Providers & Services 1.1%
Allergan Sales LLC, 4.88%, 2/15/2021(a)	930,000	961,199
Dignity Health, 2.64%, 11/1/2019	6,000,000	5,974,411
Express Scripts Holding Co., 3.30%, 2/25/2021	3,000,000	2,994,542
Laboratory Corp. of America Holdings, 2.63%, 2/1/2020	10,000,000	9,921,118

		19,851,270

Hotels, Restaurants & Leisure 0.1%
1011778 BC ULC, 5.00%, 10/15/2025(a)	1,000,000	952,200

Household Durables 0.8%
Newell Brands, Inc., 2.60%, 3/29/2019	10,000,000	9,954,707
3.15%, 4/1/2021	5,000,000	4,947,856

		14,902,563

Industrial Conglomerates 0.8%
Honeywell International, Inc., (ICE LIBOR USD 3 Month + 0.28%), 2.05%, 10/30/2019(e)	10,000,000	10,031,225
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 5/1/2020	5,000,000	4,959,312

		14,990,537

Insurance 2.6%
Metropolitan Life Global Funding I, (ICE LIBOR USD 3 Month + 0.34%), 2.45%, 9/14/2018(a)(e)	15,000,000	15,013,477
2.30%, 4/10/2019(a)	7,000,000	6,967,164
New York Life Global Funding, (ICE LIBOR USD 3 Month + 0.39%), 2.13%, 10/24/2019(a)(e)	15,000,000	15,070,729

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Short Term Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value

Insurance (continued)
Nuveen Finance LLC, 2.95%, 11/1/2019(a)	$11,500,000	$11,475,394

		48,526,764

Media 1.1%
Charter Communications Operating LLC, 3.58%, 7/23/2020	10,000,000	10,028,152
NBCUniversal Enterprise, Inc., (ICE LIBOR USD 3 Month + 0.69%), 2.41%, 4/15/2018(a)(e)	10,000,000	10,000,996

		20,029,148

Multiline Retail 0.1%
Dollar Tree, Inc., 5.75%, 3/1/2023	2,500,000	2,609,562

Oil, Gas & Consumable Fuels 6.1%
Anadarko Petroleum Corp., 4.85%, 3/15/2021	18,250,000	18,966,079
BP Capital Markets plc, (ICE LIBOR USD 3 Month + 0.63%), 2.92%, 9/26/2018(e)	10,000,000	10,021,496
3.81%, 2/10/2024	5,000,000	5,101,065
Canadian Natural Resources Ltd., 2.95%, 1/15/2023	8,000,000	7,768,044
Enbridge Energy Partners LP, Series B, 6.50%, 4/15/2018	7,700,000	7,709,790
Energy Transfer Equity LP, 4.25%, 3/15/2023	9,000,000	8,730,000
Energy Transfer Partners LP, 5.20%, 2/1/2022	3,500,000	3,655,528
Kinder Morgan Energy Partners LP, 5.00%, 10/1/2021	13,000,000	13,558,428
Marathon Oil Corp., 2.80%, 11/1/2022	4,000,000	3,855,860
3.85%, 6/1/2025	5,000,000	4,940,446
MPLX LP, 3.38%, 3/15/2023	5,000,000	4,940,505
4.50%, 7/15/2023	5,000,000	5,175,552
NGPL PipeCo LLC, 4.38%, 8/15/2022(a)	750,000	745,313
Noble Energy, Inc., 3.90%, 11/15/2024	7,250,000	7,246,273
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	6,000,000	6,458,278
Spectra Energy Partners LP, 2.95%, 9/25/2018	5,500,000	5,505,472

		114,378,129

Pharmaceuticals 0.8%
Allergan Funding SCS, 3.45%, 3/15/2022	10,000,000	9,914,506
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/2021	6,000,000	5,403,012

		15,317,518

Semiconductors & Semiconductor Equipment 0.9%
Broadcom Corp., 2.38%, 1/15/2020	10,000,000	9,860,470
QUALCOMM, Inc., 2.60%, 1/30/2023	8,000,000	7,672,902

		17,533,372

Thrifts & Mortgage Finance 0.3%
BPCE SA, 5.70%, 10/22/2023(a)	6,000,000	6,426,366

Trading Companies & Distributors 0.7%
GATX Corp., 2.38%, 7/30/2018	5,000,000	4,993,244
2.60%, 3/30/2020(f)	9,000,000	8,918,056

		13,911,300

Total Corporate Bonds (cost $816,894,506)		811,507,667

Loan Participations 0.8%

	Principal Amount	Value

IT Services 0.3%
First Data Corp., 1st Lien New Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 4.12%, 7/8/2022(e)	5,268,103	5,275,214

Software 0.5%
TIBCO Software, Inc., Tranche B Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 5.38%, 12/4/2020(e)	9,701,750	9,728,042

Total Loan Participation (cost $14,722,984)		15,003,256

Mortgage-Backed Securities 0.1%

	Principal Amount	Value
FHLMC Non Gold Pool
Pool# 1Q0648 3.43%, 6/1/2037(b)	702,973	729,229
Pool# 1B3601 3.82%, 10/1/2037(b)	140,580	147,341
FNMA Pool
Pool# 747271 3.64%, 7/1/2034(b)	760,756	804,927
Pool# 886345 3.35%, 8/1/2036(b)	69,659	70,585
Pool# 893776 3.38%, 9/1/2036(b)	15,042	15,064
Pool# 949691 3.48%, 9/1/2037(b)	243,345	240,137

Total Mortgage-Backed Securities (cost $1,981,183)		2,007,283

Municipal Bond 0.4%

	Principal Amount	Value

New Jersey 0.4%
New Jersey Transportation Trust Fund Authority, RB, Series B, 1.76%, 12/15/2018	8,000,000	7,943,760

Total Municipal Bond (cost $8,000,000)		7,943,760

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Short Term Bond Fund

U.S. Treasury Obligations 24.2%

	Principal Amount	Value
U.S. Treasury Inflation Linked Notes 0.13%, 4/15/2019(g)	$15,000,000	$15,855,464
0.13%, 4/15/2022(g)	15,000,000	15,072,648
0.13%, 7/15/2022(g)	73,000,000	77,896,876
U.S. Treasury Notes 1.25%, 10/31/2018	20,000,000	19,914,844
1.13%, 1/31/2019	19,000,000	18,848,594
3.63%, 8/15/2019	9,000,000	9,168,047
1.50%, 10/31/2019	4,000,000	3,953,281
1.75%, 11/30/2019	15,000,000	14,876,367
1.13%, 3/31/2020	3,000,000	2,931,563
1.50%, 8/15/2020(f)	20,000,000	19,616,406
1.63%, 10/15/2020(f)	10,000,000	9,819,922
1.75%, 11/15/2020(f)	15,000,000	14,766,211
1.38%, 4/30/2021(f)	10,000,000	9,693,359
1.75%, 11/30/2021	70,000,000	68,217,187
2.13%, 12/31/2022(f)	5,135,000	5,036,111
2.00%, 5/31/2024	60,000,000	57,766,406
2.38%, 8/15/2024	50,000,000	49,154,297
2.25%, 10/31/2024(f)	10,000,000	9,744,141
2.25%, 11/15/2024	15,000,000	14,608,008
2.00%, 8/15/2025	15,000,000	14,294,531
2.25%, 11/15/2025	4,000,000	3,871,719

Total U.S. Treasury Obligations (cost $464,410,925)		455,105,982

Repurchase Agreements 0.6%

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc. 1.81%, dated 3/29/2018, due 4/2/2018, repurchase price $6,787,165, collateralized by U.S. Government Agency Securities, ranging from 1.92% - 4.00%, maturing 2/25/2031 - 3/1/2059; total market value $6,921,516.(h)	6,785,800	6,785,800
Nomura Securities International, Inc. 1.80%, dated 3/29/2018, due 4/2/2018, repurchase price $2,000,400, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 7.88%, maturing 4/26/2018 - 2/15/2048; total market value $2,040,000.(h)	2,000,000	2,000,000
RBS Securities, Inc. 1.75%, dated 3/29/2018, due 4/5/2018, repurchase price $2,000,681, collateralized by U.S. Government Treasury Securities, ranging from 1.00% - 8.75%, maturing 11/30/2019 - 2/15/2048; total market value $2,040,011.(h)	2,000,000	2,000,000

Total Repurchase Agreements (cost $10,785,800)		10,785,800

Total Investments (cost $1,902,904,504) — 100.1%		1,886,609,407
Liabilities in excess of other assets — (0.1)%		(2,781,432)

NET ASSETS — 100.0%		$1,883,827,975

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2018 was $668,284,755 which represents 35.47% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2018.
(c)	Fair valued security.
(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2018.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2018.
(f)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $74,622,854, which was collateralized by cash used to purchase repurchase agreements with a value of $10,785,800 and by $65,826,910 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 9.13%, and maturity dates ranging from 4/15/2018 - 11/15/2046, a total value of $76,612,710.
(g)	Principal amounts are not adjusted for inflation.
(h)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2018 was $10,785,800.

CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate
RB	Revenue Bond
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Short Term Bond Fund

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	2,050	6/2018	USD	435,849,218	(10,698)

					(10,698)

Short Contracts
U.S. Treasury 10 Year Note	(950)	6/2018	USD	(115,083,594)	(969,367)
U.S. Treasury 5 Year Note	(1,877)	6/2018	USD	(214,843,179)	(727,395)

					(1,696,762)

					(1,707,460)

At March 31, 2018, the Fund had $1,487,588 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Short Term Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$458,505,689	$—	$458,505,689
Collateralized Mortgage Obligations	—	74,173,761	—	74,173,761
Commercial Mortgage-Backed Securities	—	51,576,209	—	51,576,209
Corporate Bonds	—	811,507,667	—	811,507,667
Loan Participations	—	15,003,256	—	15,003,256
Mortgage-Backed Securities	—	2,007,283	—	2,007,283
Municipal Bond	—	7,943,760	—	7,943,760
Repurchase Agreements	—	10,785,800	—	10,785,800
U.S. Treasury Obligations	—	455,105,982	—	455,105,982

Total Assets	$—	$1,886,609,407	$—	$1,886,609,407

Liabilities:
Futures Contracts	$(1,707,460)	$—	$—	$(1,707,460)

Total Liabilities	$(1,707,460)	$—	$—	$(1,707,460)

Total	$(1,707,460)	$1,886,609,407	$—	$1,884,901,947

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Short Term Bond Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Asset-Backed Securities	Total
Balance as of 12/31/2017	$4,578,269	$4,578,269
Accrued Accretion/(Amortization)	—	—
Realized Gains (Losses)	—	—
Change in Unrealized Appreciation/Depreciation	—	—
Purchases	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	(4,578,269)	(4,578,269)

Balance as of 3/31/2018	$—	$—

Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 3/31/2018	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2018

Liabilities:		Fair Value
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(1,707,460)

Total		$(1,707,460)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

March 31, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks 98.3%

	Shares	Value
Aerospace & Defense 1.4%
AAR Corp.	8,661	$382,037
Aerojet Rocketdyne Holdings, Inc.*	18,592	520,018
Aerovironment, Inc.*	5,686	258,770
Astronics Corp.*(a)	5,780	215,594
Axon Enterprise, Inc.*(a)	14,009	550,694
Cubic Corp.	6,774	430,827
Curtiss-Wright Corp.	11,888	1,605,712
Ducommun, Inc.*	2,785	84,608
Engility Holdings, Inc.*	5,128	125,123
Esterline Technologies Corp.*	7,018	513,367
KeyW Holding Corp.(The)*(a)	13,788	108,374
KLX, Inc.*	13,546	962,579
Kratos Defense & Security Solutions, Inc.*(a)	22,546	231,998
Mercury Systems, Inc.*(a)	12,613	609,460
Moog, Inc., Class A*	8,552	704,770
National Presto Industries, Inc.(a)	1,409	132,094
Sparton Corp.*	2,826	49,201
Triumph Group, Inc.(a)	13,197	332,564
Vectrus, Inc.*	2,935	109,299

		7,927,089

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	15,706	366,264
Atlas Air Worldwide Holdings, Inc.*	6,251	377,873
Echo Global Logistics, Inc.*	6,942	191,599
Forward Air Corp.	7,947	420,079
Hub Group, Inc., Class A*	8,751	366,229
Park-Ohio Holdings Corp.	2,368	91,997
Radiant Logistics, Inc.*	10,044	38,870

		1,852,911

Airlines 0.3%
Allegiant Travel Co.(a)	3,459	596,850
Hawaiian Holdings, Inc.(a)	13,528	523,534
SkyWest, Inc.	13,685	744,464

		1,864,848

Auto Components 1.1%
American Axle & Manufacturing Holdings, Inc.*	26,282	400,012
Cooper Tire & Rubber Co.(a)	13,917	407,768
Cooper-Standard Holdings, Inc.*	4,640	569,838
Dana, Inc.	39,196	1,009,689
Dorman Products, Inc.*	7,255	480,353
Fox Factory Holding Corp.*	9,386	327,571
Gentherm, Inc.*(a)	9,788	332,303
Horizon Global Corp.*	6,482	53,412
LCI Industries	6,525	679,579
Modine Manufacturing Co.*	13,219	279,582
Motorcar Parts of America, Inc.*(a)	5,104	109,379
Shiloh Industries, Inc.*	3,987	34,687
Standard Motor Products, Inc.	5,763	274,146
Stoneridge, Inc.*	7,144	197,174
Superior Industries International, Inc.	6,985	92,900
Tenneco, Inc.	13,623	747,494
Tower International, Inc.	5,577	154,762

		6,150,649

Automobiles 0.1%
Winnebago Industries, Inc.	8,533	320,841

Banks 10.2%
1st Source Corp.	4,299	217,615
Access National Corp.	3,866	110,297
ACNB Corp.	1,607	47,005
Allegiance Bancshares, Inc.*	3,022	118,311
American National Bankshares, Inc.	2,274	85,502
Ameris Bancorp	9,857	521,435
Ames National Corp.	2,444	67,210
Arrow Financial Corp.	3,101	105,279
Atlantic Capital Bancshares, Inc.*	5,613	101,595
Banc of California, Inc.	11,916	229,979
BancFirst Corp.	4,619	245,269
Banco Latinoamericano de Comercio Exterior SA, Class E	8,486	241,851
Bancorp, Inc.(The)*	12,831	138,575
BancorpSouth Bank	22,736	723,005
Bank of Commerce Holdings	3,991	46,495
Bank of Marin Bancorp	1,736	119,697
Bank of NT Butterfield & Son Ltd. (The)	14,516	651,478
Bankwell Financial Group, Inc.	1,587	51,228
Banner Corp.	8,685	481,931
Bar Harbor Bankshares	4,046	112,155
BCB Bancorp, Inc.	3,308	51,770
Berkshire Hills Bancorp, Inc.	10,707	406,331
Blue Hills Bancorp, Inc.	6,594	137,485
Boston Private Financial Holdings, Inc.	23,089	347,489
Bridge Bancorp, Inc.	5,318	178,419
Brookline Bancorp, Inc.	20,379	330,140
Bryn Mawr Bank Corp.	4,848	213,070
BSB Bancorp, Inc.*	2,147	65,698
Byline Bancorp, Inc.*(a)	4,294	98,461
C&F Financial Corp.	874	45,972
Cadence Bancorp	7,698	209,617
Camden National Corp.	4,249	189,080
Capital City Bank Group, Inc.	3,252	80,487
Capstar Financial Holdings, Inc.*(a)	2,284	43,008
Carolina Financial Corp.	5,070	199,150
Cathay General Bancorp	20,614	824,148
CBTX, Inc.(a)	646	19,018
CenterState Bank Corp.	16,237	430,768
Central Pacific Financial Corp.	7,636	217,321
Central Valley Community Bancorp	2,955	57,800
Century Bancorp, Inc., Class A	756	60,026
Chemical Financial Corp.	19,139	1,046,521
Chemung Financial Corp.	836	38,849
Citizens & Northern Corp.	3,378	77,998
City Holding Co.	4,098	280,959
Civista Bancshares, Inc.	2,582	59,025
CNB Financial Corp.	3,937	114,527
CoBiz Financial, Inc.	10,320	202,272
Codorus Valley Bancorp, Inc.	2,320	65,238
Columbia Banking System, Inc.	19,343	811,439
Community Bank System, Inc.(a)	13,174	705,599
Community Bankers Trust Corp.*	5,527	49,743
Community Financial Corp. (The)	1,022	38,039
Community Trust Bancorp, Inc.	4,147	187,444
ConnectOne Bancorp, Inc.	8,042	231,610
County Bancorp, Inc.	1,252	36,571
Customers Bancorp, Inc.*	7,818	227,895
CVB Financial Corp.	27,966	633,150
DNB Financial Corp.(a)	787	28,057
Eagle Bancorp, Inc.*	8,476	507,289

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Banks (continued)
Enterprise Bancorp, Inc.	2,460	$86,813
Enterprise Financial Services Corp.	6,067	284,542
Equity Bancshares, Inc., Class A*	2,859	111,958
Evans Bancorp, Inc.	1,209	54,707
Farmers & Merchants Bancorp, Inc.(a)	2,540	102,540
Farmers Capital Bank Corp.	2,041	81,538
Farmers National Banc Corp.	6,485	89,817
FB Financial Corp.*(a)	3,634	147,504
FCB Financial Holdings, Inc., Class A*	9,791	500,320
Fidelity Southern Corp.	5,879	135,629
Financial Institutions, Inc.	3,863	114,345
First Bancorp, Inc.	2,787	77,980
First Bancorp/NC	7,626	271,867
First Bancorp/PR*	51,747	311,517
First Bancshares, Inc.(The)	2,708	87,333
First Busey Corp.	10,492	311,822
First Business Financial Services, Inc.	2,289	57,591
First Citizens BancShares, Inc., Class A	1,998	825,654
First Commonwealth Financial Corp.	26,148	369,471
First Community Bancshares, Inc.	4,741	141,519
First Connecticut Bancorp, Inc.	3,778	96,717
First Financial Bancorp(a)	16,599	487,181
First Financial Bankshares, Inc.(a)	17,112	792,286
First Financial Corp.	2,997	124,675
First Financial Northwest, Inc.	2,407	40,317
First Foundation, Inc.*	8,276	153,437
First Guaranty Bancshares, Inc.(a)	1,086	28,225
First Internet Bancorp	2,121	78,477
First Interstate BancSystem, Inc., Class A	6,953	274,991
First Merchants Corp.	10,988	458,200
First Mid-Illinois Bancshares, Inc.	2,711	98,816
First Midwest Bancorp, Inc.	27,611	678,954
First Northwest Bancorp*	3,028	51,143
First of Long Island Corp. (The)	6,547	179,715
Flushing Financial Corp.	7,506	202,362
FNB Bancorp	1,343	49,409
Franklin Financial Network, Inc.*	3,096	100,930
Fulton Financial Corp.	46,032	817,068
German American Bancorp, Inc.	5,723	190,862
Glacier Bancorp, Inc.(a)	21,164	812,274
Great Southern Bancorp, Inc.	2,859	142,807
Great Western Bancorp, Inc.	16,024	645,286
Green Bancorp, Inc.*	6,589	146,605
Guaranty Bancorp	6,308	178,832
Guaranty Bancshares, Inc.	1,990	66,287
Hancock Holding Co.	22,551	1,165,887
Hanmi Financial Corp.	8,401	258,331
HarborOne Bancorp, Inc.*	4,049	71,505
Heartland Financial USA, Inc.(a)	6,599	350,077
Heritage Commerce Corp.	9,749	160,664
Heritage Financial Corp.	8,051	246,361
Hilltop Holdings, Inc.	19,739	463,077
Home BancShares, Inc.	42,450	968,284
HomeTrust Bancshares, Inc.*	4,456	116,079
Hope Bancorp, Inc.	35,123	638,887
Horizon Bancorp	6,106	183,241
Howard Bancorp, Inc.*	2,284	45,223
IBERIABANK Corp.	13,631	1,063,218
Independent Bank Corp./MA(a)	7,338	525,034
Independent Bank Corp./MI	5,517	126,339
Independent Bank Group, Inc.	5,338	377,397
International Bancshares Corp.	14,765	574,358
Investar Holding Corp.	2,160	55,836
Investors Bancorp, Inc.	68,628	936,086
Lakeland Bancorp, Inc.	12,054	239,272
Lakeland Financial Corp.(a)	6,461	298,692
LCNB Corp.	2,273	43,187
LegacyTexas Financial Group, Inc.	12,752	546,041
Live Oak Bancshares, Inc.	6,055	168,329
Macatawa Bank Corp.	6,993	71,818
MainSource Financial Group, Inc.	6,872	279,347
MB Financial, Inc.	21,839	884,043
MBT Financial Corp.	4,782	51,407
Mercantile Bank Corp.	4,273	142,077
Metropolitan Bank Holding Corp.*	780	32,846
Middlefield Banc Corp.	690	33,879
Midland States Bancorp, Inc.	4,113	129,806
MidSouth Bancorp, Inc.	4,402	55,685
MidWestOne Financial Group, Inc.	2,994	99,670
MutualFirst Financial, Inc.	1,634	59,233
National Bank Holdings Corp., Class A	6,557	218,020
National Bankshares, Inc.	1,824	82,171
National Commerce Corp.*	3,239	141,058
NBT Bancorp, Inc.	11,454	406,388
Nicolet Bankshares, Inc.*	2,398	132,058
Northeast Bancorp	1,988	40,754
Northrim Bancorp, Inc.	1,811	62,570
Norwood Financial Corp.	1,513	45,526
OFG Bancorp	12,036	125,776
Ohio Valley Banc Corp.(a)	1,051	43,984
Old Line Bancshares, Inc.	2,240	73,920
Old National Bancorp	36,156	611,036
Old Point Financial Corp.	914	24,111
Old Second Bancorp, Inc.	7,582	105,390
Opus Bank	5,243	146,804
Orrstown Financial Services, Inc.	1,882	45,450
Pacific Mercantile Bancorp*	4,032	38,506
Pacific Premier Bancorp, Inc.*(a)	10,584	425,477
Park National Corp.	3,579	371,357
Parke Bancorp, Inc.	1,470	30,576
Peapack Gladstone Financial Corp.	4,800	160,272
Penns Woods Bancorp, Inc.	1,365	57,753
Peoples Bancorp of North Carolina, Inc.	1,199	36,833
Peoples Bancorp, Inc.	4,320	153,144
Peoples Financial Services Corp.	1,818	82,992
People’s Utah Bancorp	3,544	114,471
Preferred Bank	3,612	231,890
Premier Financial Bancorp, Inc.	2,483	46,209
QCR Holdings, Inc.	3,351	150,292
RBB Bancorp	2,089	55,087
Reliant Bancorp, Inc.	1,784	40,657
Renasant Corp.	11,876	505,443
Republic Bancorp, Inc., Class A	2,583	98,929
Republic First Bancorp, Inc.*(a)	13,527	117,685
S&T Bancorp, Inc.	9,204	367,608
Sandy Spring Bancorp, Inc.	8,700	337,212
Seacoast Banking Corp. of Florida*	11,390	301,493
ServisFirst Bancshares, Inc.(a)	12,472	509,107

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Banks (continued)
Shore Bancshares, Inc.	3,340	$62,992
Sierra Bancorp	3,285	87,512
Simmons First National Corp., Class A	22,054	627,436
SmartFinancial, Inc.*	1,859	43,798
South State Corp.	9,561	815,553
Southern First Bancshares, Inc.*	1,934	86,063
Southern National Bancorp of Virginia, Inc.	6,135	97,178
Southside Bancshares, Inc.(a)	7,293	253,359
State Bank Financial Corp.	10,121	303,731
Sterling Bancorp	57,259	1,291,190
Stock Yards Bancorp, Inc.	5,872	206,107
Summit Financial Group, Inc.	2,894	72,379
Texas Capital Bancshares, Inc.*	13,470	1,210,953
Tompkins Financial Corp.	3,899	295,388
Towne Bank	17,076	488,374
TriCo Bancshares	5,717	212,787
TriState Capital Holdings, Inc.*	6,098	141,779
Triumph Bancorp, Inc.*	4,638	191,086
Trustmark Corp.	18,142	565,305
Two River Bancorp	1,854	33,465
UMB Financial Corp.	12,166	880,697
Umpqua Holdings Corp.	59,417	1,272,118
Union Bankshares Corp.(a)	15,189	557,588
Union Bankshares, Inc.	1,022	51,918
United Bankshares, Inc.	26,956	950,199
United Community Banks, Inc.	19,394	613,820
United Security Bancshares	3,314	35,626
Unity Bancorp, Inc.	1,944	42,768
Univest Corp. of Pennsylvania(a)	7,418	205,479
Valley National Bancorp(a)	69,437	865,185
Veritex Holdings, Inc.*	4,461	123,436
Washington Trust Bancorp, Inc.	4,200	225,750
WesBanco, Inc.	11,357	480,401
West Bancorporation, Inc.	4,176	106,906
Westamerica Bancorp(a)	6,892	400,287
Wintrust Financial Corp.	14,834	1,276,466

		58,198,022

Beverages 0.2%
Boston Beer Co., Inc.(The), Class A*(a)	2,212	418,179
Castle Brands, Inc.*(a)	23,266	28,850
Coca-Cola Bottling Co. Consolidated	1,268	218,945
Craft Brew Alliance, Inc.*	3,365	62,589
MGP Ingredients, Inc.(a)	3,493	312,938
National Beverage Corp.	3,129	278,543
Primo Water Corp.*	6,815	79,804

		1,399,848

Biotechnology 6.4%
Abeona Therapeutics, Inc.*	7,555	108,414
Acceleron Pharma, Inc.*	10,062	393,424
Achaogen, Inc.*(a)	9,084	117,638
Achillion Pharmaceuticals, Inc.*	36,222	134,384
Acorda Therapeutics, Inc.*	11,562	273,441
Adamas Pharmaceuticals, Inc.*(a)	4,636	110,800
Aduro Biotech, Inc.*	12,330	114,669
Advaxis, Inc.*(a)	10,124	17,110
Agenus, Inc.*	20,611	97,078
Aileron Therapeutics, Inc.*	1,173	9,537
Aimmune Therapeutics, Inc.*	9,473	301,526
Akebia Therapeutics, Inc.*(a)	12,499	119,115
Alder Biopharmaceuticals, Inc.*(a)	16,973	215,557
Allena Pharmaceuticals, Inc.*	1,367	15,064
AMAG Pharmaceuticals, Inc.*	9,160	184,574
Amicus Therapeutics, Inc.*(a)	49,804	749,052
AnaptysBio, Inc.*	4,842	503,955
Anavex Life Sciences Corp.*	8,989	24,810
Apellis Pharmaceuticals, Inc.*(a)	2,774	61,333
Ardelyx, Inc.*	8,400	42,420
Arena Pharmaceuticals, Inc.*	12,864	508,128
ARMO BioSciences, Inc.*(a)	1,838	68,760
Array BioPharma, Inc.*	53,816	878,277
Arsanis, Inc.*(a)	1,197	27,399
Asterias Biotherapeutics, Inc.*(a)	5,899	8,554
Atara Biotherapeutics, Inc.*	8,844	344,916
Athenex, Inc.*(a)	1,672	28,441
Athersys, Inc.*(a)	28,403	51,978
Audentes Therapeutics, Inc.*	5,431	163,202
Avexis, Inc.*	7,577	936,366
Axovant Sciences Ltd.*	8,835	11,751
Bellicum Pharmaceuticals, Inc.*(a)	7,335	48,118
BioCryst Pharmaceuticals, Inc.*(a)	25,832	123,219
Biohaven Pharmaceutical Holding Co. Ltd.*	8,540	219,990
BioSpecifics Technologies Corp.*	1,611	71,432
BioTime, Inc.*(a)	24,157	64,982
Bluebird Bio, Inc.*	13,153	2,245,875
Blueprint Medicines Corp.*	11,420	1,047,214
Calithera Biosciences, Inc.*	8,225	51,818
Calyxt, Inc.*	1,376	18,053
Cara Therapeutics, Inc.*(a)	7,242	89,656
Catalyst Pharmaceuticals, Inc.*	23,512	56,194
Celcuity, Inc.*	934	15,392
Celldex Therapeutics, Inc.*	37,222	86,727
ChemoCentryx, Inc.*	6,259	85,122
Chimerix, Inc.*	12,001	62,405
Clovis Oncology, Inc.*	11,806	623,357
Coherus Biosciences, Inc.*	10,338	114,235
Conatus Pharmaceuticals, Inc.*	6,954	40,820
Concert Pharmaceuticals, Inc.*	4,880	111,752
Corbus Pharmaceuticals Holdings, Inc.*(a)	13,647	83,247
Corvus Pharmaceuticals, Inc.*	2,242	25,850
Cue Biopharma, Inc.*(a)	2,368	33,270
Curis, Inc.*(a)	31,205	20,386
Cytokinetics, Inc.*	11,181	80,503
CytomX Therapeutics, Inc.*	7,789	221,597
Deciphera Pharmaceuticals, Inc.*	2,122	42,525
Denali Therapeutics, Inc.*(a)	4,303	84,726
Dynavax Technologies Corp.*	16,113	319,843
Eagle Pharmaceuticals, Inc.*	2,235	117,762
Edge Therapeutics, Inc.*(a)	5,220	6,160
Editas Medicine, Inc.*	9,976	330,704
Emergent BioSolutions, Inc.*(a)	9,073	477,693
Enanta Pharmaceuticals, Inc.*(a)	4,195	339,417
Epizyme, Inc.*	13,083	232,223
Esperion Therapeutics, Inc.*	4,569	330,476
Exact Sciences Corp.*	31,628	1,275,557
Fate Therapeutics, Inc.*(a)	12,966	126,548

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Biotechnology (continued)
FibroGen, Inc.*	18,900	$873,180
Five Prime Therapeutics, Inc.*	8,808	151,321
Flexion Therapeutics, Inc.*(a)	8,852	198,373
Fortress Biotech, Inc.*	8,817	40,117
Foundation Medicine, Inc.*	3,906	307,598
G1 Therapeutics, Inc.*	3,624	134,269
Genocea Biosciences, Inc.*	21,261	22,324
Genomic Health, Inc.*	5,202	162,771
Geron Corp.*(a)	41,861	177,909
Global Blood Therapeutics, Inc.*	10,474	505,894
Halozyme Therapeutics, Inc.*	32,148	629,779
Heron Therapeutics, Inc.*	14,609	403,208
Idera Pharmaceuticals, Inc.*	37,410	68,834
Immune Design Corp.*	9,569	31,578
ImmunoGen, Inc.*	26,861	282,578
Immunomedics, Inc.*	27,528	402,184
Inovio Pharmaceuticals, Inc.*	22,994	108,302
Insmed, Inc.*(a)	20,492	461,480
Insys Therapeutics, Inc.*(a)	6,371	38,481
Intellia Therapeutics, Inc.*(a)	4,408	92,965
Invitae Corp.*(a)	12,036	56,449
Iovance Biotherapeutics, Inc.*(a)	19,822	334,992
Ironwood Pharmaceuticals, Inc.*	36,296	560,047
Jounce Therapeutics, Inc.*(a)	3,681	82,270
Karyopharm Therapeutics, Inc.*	9,763	131,019
Keryx Biopharmaceuticals, Inc.*(a)	24,320	99,469
Kindred Biosciences, Inc.*	7,534	65,169
Kura Oncology, Inc.*	5,791	108,581
La Jolla Pharmaceutical Co.*(a)	4,710	140,264
Lexicon Pharmaceuticals, Inc.*(a)	11,336	97,150
Ligand Pharmaceuticals, Inc.*	5,528	913,004
Loxo Oncology, Inc.*	6,150	709,526
MacroGenics, Inc.*	9,125	229,585
Madrigal Pharmaceuticals, Inc.*(a)	1,243	145,170
Matinas BioPharma Holdings, Inc.*(a)	14,209	10,867
MediciNova, Inc.*(a)	10,407	106,360
Merrimack Pharmaceuticals, Inc.	3,399	27,362
Mersana Therapeutics, Inc.*(a)	2,964	46,742
MiMedx Group, Inc.*(a)	27,669	192,853
Minerva Neurosciences, Inc.*	6,759	42,244
Miragen Therapeutics, Inc.*	5,004	35,078
Momenta Pharmaceuticals, Inc.*	20,422	370,659
Myriad Genetics, Inc.*	17,476	516,416
NantKwest, Inc.*(a)	8,234	32,030
Natera, Inc.*	8,445	78,285
NewLink Genetics Corp.*(a)	8,413	60,994
Novavax, Inc.*	82,204	172,628
Novelion Therapeutics, Inc.*	3,947	13,815
Nymox Pharmaceutical Corp.*	7,490	31,683
Oncocyte Corp.*(a)	1,801	3,782
Organovo Holdings, Inc.*(a)	25,851	26,627
Otonomy, Inc.*	7,584	31,853
Ovid therapeutics, Inc.*	3,204	22,652
PDL BioPharma, Inc.*	39,046	114,795
Pieris Pharmaceuticals, Inc.*	10,814	73,751
Portola Pharmaceuticals, Inc.*	15,212	496,824
Progenics Pharmaceuticals, Inc.*(a)	18,704	139,532
Protagonist Therapeutics, Inc.*	2,779	23,872
Prothena Corp. plc*(a)	10,599	389,089
PTC Therapeutics, Inc.*	10,698	289,488
Puma Biotechnology, Inc.*	7,880	536,234
Ra Pharmaceuticals, Inc.*	3,161	16,785
Radius Health, Inc.*(a)	10,338	371,548
Recro Pharma, Inc.*(a)	3,599	39,625
REGENXBIO, Inc.*	7,406	221,069
Repligen Corp.*	10,059	363,935
Retrophin, Inc.*	10,644	238,000
Rhythm Pharmaceuticals, Inc.*(a)	2,171	43,203
Rigel Pharmaceuticals, Inc.*	39,508	139,858
Sage Therapeutics, Inc.*	11,319	1,823,151
Sangamo Therapeutics, Inc.*	22,514	427,766
Sarepta Therapeutics, Inc.*	16,429	1,217,225
Selecta Biosciences, Inc.*(a)	4,042	41,188
Seres Therapeutics, Inc.*(a)	6,017	44,165
Solid Biosciences, Inc.*(a)	2,424	18,180
Spark Therapeutics, Inc.*	7,358	489,969
Spectrum Pharmaceuticals, Inc.*	23,503	378,163
Spero Therapeutics, Inc.*	1,574	22,430
Stemline Therapeutics, Inc.*	6,694	102,418
Strongbridge Biopharma plc*(a)	7,501	66,384
Syndax Pharmaceuticals, Inc.*	3,338	47,500
Synergy Pharmaceuticals, Inc.*(a)	64,485	118,008
Syros Pharmaceuticals, Inc.*(a)	4,284	55,606
TG Therapeutics, Inc.*(a)	13,816	196,187
Tocagen, Inc.*(a)	4,591	54,403
Trevena, Inc.*	17,494	28,690
Ultragenyx Pharmaceutical, Inc.*	11,966	610,146
Vanda Pharmaceuticals, Inc.*	11,850	199,673
VBI Vaccines, Inc.*(a)	9,997	34,990
Veracyte, Inc.*	6,291	34,978
Versartis, Inc.*	8,420	13,893
Voyager Therapeutics, Inc.*(a)	4,665	87,655
vTv Therapeutics, Inc., Class A*	1,753	7,135
XBiotech, Inc.*	4,818	25,776
Xencor, Inc.*	10,240	306,995
ZIOPHARM Oncology, Inc.*(a)	36,697	143,852

		36,629,425

Building Products 1.3%
AAON, Inc.	11,109	433,251
Advanced Drainage Systems, Inc.	9,886	256,047
American Woodmark Corp.*	3,750	369,187
Apogee Enterprises, Inc.(a)	7,402	320,877
Armstrong Flooring, Inc.*	5,667	76,901
Builders FirstSource, Inc.*	29,790	591,033
Caesarstone Ltd.	6,112	120,101
Continental Building Products, Inc.*	10,117	288,840
CSW Industrials, Inc.*	3,979	179,254
Gibraltar Industries, Inc.*	8,480	287,048
Griffon Corp.	8,137	148,500
Insteel Industries, Inc.	4,822	133,232
JELD-WEN Holding, Inc.*	18,118	554,773
Masonite International Corp.*	7,542	462,702
NCI Building Systems, Inc.*	11,438	202,453
Patrick Industries, Inc.*	6,499	401,963
PGT Innovations, Inc.*	12,814	238,981
Ply Gem Holdings, Inc.*	5,921	127,894
Quanex Building Products Corp.	9,214	160,324
Simpson Manufacturing Co., Inc.(a)	10,976	632,108

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Building Products (continued)
Trex Co., Inc.*	7,957	$865,483
Universal Forest Products, Inc.	16,105	522,607

		7,373,559

Capital Markets 1.4%
Arlington Asset Investment Corp., Class A(a)	5,838	64,452
Artisan Partners Asset Management, Inc., Class A	12,212	406,660
Associated Capital Group, Inc., Class A	1,004	37,600
B. Riley Financial, Inc.	5,494	107,133
BrightSphere Investment Group plc	20,193	318,242
Cohen & Steers, Inc.	5,775	234,811
Cowen, Inc.*(a)	7,418	97,918
Diamond Hill Investment Group, Inc.	903	186,524
Donnelley Financial Solutions, Inc.*(a)	9,278	159,303
Evercore, Inc., Class A	10,302	898,334
Financial Engines, Inc.	15,732	550,620
GAIN Capital Holdings, Inc.(a)	8,534	57,604
GAMCO Investors, Inc., Class A	1,321	32,800
Greenhill & Co., Inc.	6,089	112,646
Hamilton Lane, Inc., Class A	3,874	144,229
Houlihan Lokey, Inc.	6,987	311,620
INTL. FCStone, Inc.*	4,046	172,683
Investment Technology Group, Inc.	8,699	171,718
Ladenburg Thalmann Financial Services, Inc.	28,469	93,094
Medley Management, Inc., Class A	1,744	9,941
Moelis & Co., Class A	8,439	429,123
Oppenheimer Holdings, Inc., Class A	2,648	68,186
Piper Jaffray Cos.	3,893	323,314
PJT Partners, Inc., Class A	4,897	245,340
Pzena Investment Management, Inc., Class A	5,148	57,297
Safeguard Scientifics, Inc.*	5,652	69,237
Silvercrest Asset Management Group, Inc., Class A	1,804	27,421
Stifel Financial Corp.	18,015	1,067,028
Virtu Financial, Inc., Class A	6,645	219,285
Virtus Investment Partners, Inc.	1,807	223,707
Waddell & Reed Financial, Inc., Class A	21,293	430,332
Westwood Holdings Group, Inc.	2,224	125,634
WisdomTree Investments, Inc.	31,514	288,983

		7,742,819

Chemicals 2.1%
A Schulman, Inc.	7,693	330,799
Advanced Emissions Solutions, Inc.(a)	1,134	12,950
AdvanSix, Inc.*(a)	8,055	280,153
AgroFresh Solutions, Inc.*(a)	5,834	42,880
American Vanguard Corp.	7,701	155,560
Balchem Corp.	8,542	698,309
Chase Corp.	2,001	233,016
Core Molding Technologies, Inc.	1,933	34,465
Ferro Corp.*	22,550	523,611
Flotek Industries, Inc.*	15,066	91,903
FutureFuel Corp.	6,531	78,307
GCP Applied Technologies, Inc.*	19,302	560,723
Hawkins, Inc.	2,566	90,195
HB Fuller Co.	13,579	675,284
Ingevity Corp.*	11,456	844,193
Innophos Holdings, Inc.	5,097	204,950
Innospec, Inc.	6,414	440,000
Intrepid Potash, Inc.*(a)	25,404	92,471
KMG Chemicals, Inc.	3,532	211,743
Koppers Holdings, Inc.*	5,461	224,447
Kraton Corp.*	8,025	382,873
Kronos Worldwide, Inc.	6,365	143,849
LSB Industries, Inc.*(a)	6,092	37,344
Minerals Technologies, Inc.	9,473	634,217
OMNOVA Solutions, Inc.*	11,856	124,488
PolyOne Corp.	21,513	914,733
PQ Group Holdings, Inc.*	7,692	107,457
Quaker Chemical Corp.	3,481	515,641
Rayonier Advanced Materials, Inc.	13,336	286,324
Sensient Technologies Corp.	11,680	824,374
Stepan Co.	5,322	442,684
Trecora Resources*	5,109	69,482
Tredegar Corp.	6,728	120,768
Trinseo SA	11,964	885,934
Tronox Ltd., Class A	23,978	442,154
Valhi, Inc.	6,381	38,669

		11,796,950

Commercial Services & Supplies 2.2%
ABM Industries, Inc.	15,014	502,669
ACCO Brands Corp.	28,160	353,408
Advanced Disposal Services, Inc.*	13,324	296,859
Aqua Metals, Inc.*(a)	7,702	19,948
ARC Document Solutions, Inc.*	10,135	22,297
Brady Corp., Class A	12,501	464,412
Brink’s Co.(The)	12,361	881,957
Casella Waste Systems, Inc., Class A*	10,484	245,116
CECO Environmental Corp.	7,506	33,402
Covanta Holding Corp.	31,401	455,314
Deluxe Corp.	12,879	953,175
Ennis, Inc.	6,826	134,472
Essendant, Inc.	10,395	81,081
Healthcare Services Group, Inc.	19,175	833,729
Heritage-Crystal Clean, Inc.*	3,898	91,798
Herman Miller, Inc.	16,087	513,980
HNI Corp.	11,698	422,181
Hudson Technologies, Inc.*(a)	9,785	48,338
InnerWorkings, Inc.*	12,632	114,320
Interface, Inc.	15,828	398,866
Kimball International, Inc., Class B	10,157	173,075
Knoll, Inc.	12,919	260,835
LSC Communications, Inc.	9,154	159,737
Matthews International Corp., Class A	8,354	422,712
McGrath RentCorp	6,221	334,005
Mobile Mini, Inc.	11,853	515,605
MSA Safety, Inc.	8,959	745,747
Multi-Color Corp.	3,759	248,282
NL Industries, Inc.*	1,961	15,394
Quad/Graphics, Inc.	8,317	210,836
RR Donnelley & Sons Co.	18,191	158,807
SP Plus Corp.*	4,846	172,518
Steelcase, Inc., Class A	23,074	313,806
Team, Inc.*(a)	7,736	106,370
Tetra Tech, Inc.	14,765	722,747
UniFirst Corp.	4,096	662,118
US Ecology, Inc.	5,802	309,247

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Commercial Services & Supplies (continued)
Viad Corp.	5,499	$288,423
VSE Corp.	2,284	118,128

		12,805,714

Communications Equipment 1.7%
Acacia Communications, Inc.*(a)	5,007	192,569
ADTRAN, Inc.	13,154	204,545
Aerohive Networks, Inc.*	8,509	34,376
Applied Optoelectronics, Inc.*(a)	5,020	125,801
CalAmp Corp.*(a)	9,602	219,694
Calix, Inc.*	11,490	78,707
Casa Systems, Inc.*	1,836	53,868
Ciena Corp.*	38,440	995,596
Clearfield, Inc.*	3,126	40,325
Comtech Telecommunications Corp.	6,358	190,041
Digi International, Inc.*	7,137	73,511
EMCORE Corp.*	6,885	39,245
Extreme Networks, Inc.*	30,301	335,432
Finisar Corp.*(a)	30,653	484,624
Harmonic, Inc.*	21,548	81,882
Infinera Corp.*	40,100	435,486
InterDigital, Inc.	9,320	685,952
KVH Industries, Inc.*	4,158	43,035
Lumentum Holdings, Inc.*(a)	16,574	1,057,421
NETGEAR, Inc.*	8,334	476,705
NetScout Systems, Inc.*	22,448	591,505
Oclaro, Inc.*(a)	44,890	429,148
Plantronics, Inc.	8,927	538,923
Quantenna Communications, Inc.*(a)	5,702	78,117
Ribbon Communications, Inc.*	13,372	68,197
Ubiquiti Networks, Inc.*(a)	5,972	410,874
ViaSat, Inc.*(a)	14,634	961,747
Viavi Solutions, Inc.*(a)	61,702	599,744

		9,527,070

Construction & Engineering 1.1%
Aegion Corp.*	8,329	190,817
Ameresco, Inc., Class A*	5,325	69,225
Argan, Inc.	3,923	168,493
Chicago Bridge & Iron Co. NV*	27,056	389,606
Comfort Systems USA, Inc.	9,966	411,098
Dycom Industries, Inc.*	8,119	873,848
EMCOR Group, Inc.	15,870	1,236,749
Granite Construction, Inc.	10,707	598,093
Great Lakes Dredge & Dock Corp.*	15,929	73,273
HC2 Holdings, Inc.*	10,918	57,429
IES Holdings, Inc.*	2,101	31,830
KBR, Inc.	37,399	605,490
Layne Christensen Co.*(a)	4,763	71,064
MasTec, Inc.*	17,864	840,501
MYR Group, Inc.*	4,210	129,752
Northwest Pipe Co.*	2,450	42,385
NV5 Global, Inc.*	2,250	125,438
Orion Group Holdings, Inc.*	7,318	48,226
Primoris Services Corp.	10,752	268,585
Sterling Construction Co., Inc.*	6,790	77,813
Tutor Perini Corp.*	10,158	223,984

		6,533,699

Construction Materials 0.2%
Forterra, Inc.*(a)	5,031	41,858
Summit Materials, Inc., Class A*	29,830	903,252
United States Lime & Minerals, Inc.	505	36,956
US Concrete, Inc.*(a)	4,331	261,593

		1,243,659

Consumer Finance 0.7%
Curo Group Holdings Corp.*	1,913	32,903
Elevate Credit, Inc.*	3,884	27,499
Encore Capital Group, Inc.*(a)	6,384	288,557
Enova International, Inc.*	8,880	195,804
EZCORP, Inc., Class A*	13,294	175,481
FirstCash, Inc.	12,407	1,008,069
Green Dot Corp., Class A*	12,528	803,796
LendingClub Corp.*	87,891	307,618
Nelnet, Inc., Class A	5,153	270,069
PRA Group, Inc.*(a)	12,030	457,140
Regional Management Corp.*	2,849	90,712
World Acceptance Corp.*	1,673	176,167

		3,833,815

Containers & Packaging 0.1%
Greif, Inc., Class A	6,852	358,017
Greif, Inc., Class B	1,533	89,297
Myers Industries, Inc.	6,486	137,179
UFP Technologies, Inc.*(a)	1,714	50,563

		635,056

Distributors 0.1%
Core-Mark Holding Co., Inc.	12,087	256,970
Funko, Inc., Class A*(a)	2,103	17,266
VOXX International Corp.*	5,255	26,012
Weyco Group, Inc.	1,702	57,187

		357,435

Diversified Consumer Services 1.0%
Adtalem Global Education, Inc.*	16,241	772,260
American Public Education, Inc.*	4,374	188,082
Ascent Capital Group, Inc., Class A*	2,919	10,742
Bridgepoint Education, Inc.*	7,146	48,164
Cambium Learning Group, Inc.*	3,042	34,070
Capella Education Co.	3,137	274,017
Career Education Corp.*	18,156	238,570
Carriage Services, Inc.	4,110	113,683
Chegg, Inc.*(a)	26,264	542,614
Collectors Universe, Inc.	1,897	29,802
Grand Canyon Education, Inc.*	12,551	1,316,851
Houghton Mifflin Harcourt Co.*	27,930	194,114
K12, Inc.*	10,213	144,820
Laureate Education, Inc., Class A*	14,418	198,248
Liberty Tax, Inc., Class A	1,424	14,382
Regis Corp.*	9,249	139,937
Sotheby’s*	10,208	523,772
Strayer Education, Inc.	2,835	286,477
Weight Watchers International, Inc.*	7,593	483,826

		5,554,431

Diversified Financial Services 0.1%
Cannae Holdings, Inc.*	16,515	311,473
Marlin Business Services Corp.	2,190	62,086
On Deck Capital, Inc.*	13,137	73,436
Tiptree, Inc.	7,682	48,781

		495,776

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Diversified Telecommunication Services 0.5%
ATN International, Inc.	2,825	$168,427
Cincinnati Bell, Inc.*(a)	11,546	159,912
Cogent Communications Holdings, Inc.	11,203	486,210
Consolidated Communications Holdings, Inc.	18,038	197,696
Frontier Communications Corp.(a)	21,347	158,395
Globalstar, Inc.*	149,580	102,836
Hawaiian Telcom Holdco, Inc.*	1,801	48,051
IDT Corp., Class B*	4,733	29,676
Intelsat SA*	10,523	39,566
Iridium Communications, Inc.*(a)	22,258	250,403
Ooma, Inc.*	4,585	49,977
ORBCOMM, Inc.*	17,993	168,594
pdvWireless, Inc.*	2,502	74,685
Vonage Holdings Corp.*	55,276	588,689
Windstream Holdings, Inc.	51,941	73,237

		2,596,354

Electric Utilities 1.0%
ALLETE, Inc.	13,789	996,255
El Paso Electric Co.	10,907	556,257
Genie Energy Ltd., Class B	3,049	15,214
IDACORP, Inc.	13,640	1,204,003
MGE Energy, Inc.	9,409	527,845
Otter Tail Corp.	10,638	461,157
PNM Resources, Inc.	21,534	823,675
Portland General Electric Co.	24,164	978,884
Spark Energy, Inc., Class A	2,776	32,896

		5,596,186

Electrical Equipment 0.7%
Allied Motion Technologies, Inc.	1,903	75,644
Atkore International Group, Inc.*	8,848	175,633
AZZ, Inc.(a)	6,945	303,497
Babcock & Wilcox Enterprises, Inc.*(a)	12,723	55,600
Encore Wire Corp.	5,540	314,118
Energous Corp.*(a)	5,112	81,945
EnerSys	11,301	783,950
Generac Holdings, Inc.*	16,202	743,834
General Cable Corp.	13,382	396,107
LSI Industries, Inc.	6,538	53,023
Plug Power, Inc.*(a)	60,498	114,341
Powell Industries, Inc.	2,465	66,161
Preformed Line Products Co.	897	58,386
Revolution Lighting Technologies, Inc.*(a)	3,145	10,787
Sunrun, Inc.*	23,014	205,515
Thermon Group Holdings, Inc.*	8,537	191,314
TPI Composites, Inc.*	2,878	64,611
Vicor Corp.*	4,305	122,908
Vivint Solar, Inc.*(a)	5,780	21,097

		3,838,471

Electronic Equipment, Instruments & Components 2.6%
Akoustis Technologies, Inc.*(a)	2,212	12,896
Anixter International, Inc.*	7,816	592,062
AVX Corp.	12,683	209,904
Badger Meter, Inc.	7,472	352,305
Bel Fuse, Inc., Class B	2,621	49,537
Belden, Inc.	11,225	773,851
Benchmark Electronics, Inc.	13,388	399,632
Control4 Corp.*(a)	7,037	151,155
CTS Corp.	8,480	230,656
Daktronics, Inc.	10,471	92,249
Electro Scientific Industries, Inc.*	8,589	166,025
ePlus, Inc.*	3,491	271,251
Fabrinet*	9,836	308,654
FARO Technologies, Inc.*	4,416	257,894
Fitbit, Inc., Class A*(a)	51,871	264,542
II-VI, Inc.*(a)	16,184	661,926
Insight Enterprises, Inc.*	9,496	331,695
Iteris, Inc.*	6,083	30,172
Itron, Inc.*	9,211	659,047
KEMET Corp.*	14,820	268,687
Kimball Electronics, Inc.*	7,134	115,214
Knowles Corp.*(a)	23,649	297,741
Littelfuse, Inc.	6,504	1,354,003
Maxwell Technologies, Inc.*(a)	10,924	64,779
Mesa Laboratories, Inc.(a)	905	134,338
Methode Electronics, Inc.	9,568	374,109
MicroVision, Inc.*(a)	22,866	25,839
MTS Systems Corp.	4,673	241,360
Napco Security Technologies, Inc.*	3,043	35,603
Novanta, Inc.*	8,615	449,272
OSI Systems, Inc.*(a)	4,814	314,210
Park Electrochemical Corp.	5,514	92,856
PC Connection, Inc.	3,162	79,050
PCM, Inc.*	2,653	22,020
Plexus Corp.*	9,049	540,497
Radisys Corp.*(a)	9,679	6,204
Rogers Corp.*	4,861	581,084
Sanmina Corp.*	18,818	492,091
ScanSource, Inc.*	6,868	244,157
SYNNEX Corp.	7,808	924,467
Systemax, Inc.	2,959	84,479
Tech Data Corp.*	9,447	804,223
TTM Technologies, Inc.*	24,927	381,134
VeriFone Systems, Inc.*	29,652	456,048
Vishay Intertechnology, Inc.	35,790	665,694
Vishay Precision Group, Inc.*	2,763	86,067

		14,950,679

Energy Equipment & Services 1.4%
Archrock, Inc.	19,369	169,479
Basic Energy Services, Inc.*	4,683	67,623
Bristow Group, Inc.*	8,471	110,123
C&J Energy Services, Inc.*	13,479	348,028
Cactus, Inc., Class A*	6,142	165,404
CARBO Ceramics, Inc.*(a)	6,032	43,732
Diamond Offshore Drilling, Inc.*(a)	17,502	256,579
Dril-Quip, Inc.*	10,207	457,274
Ensco plc, Class A(a)	113,772	499,459
Era Group, Inc.*	5,366	50,172
Exterran Corp.*	8,822	235,547
Fairmount Santrol Holdings, Inc.*	42,060	178,755
Forum Energy Technologies, Inc.*	21,858	240,438
Frank’s International NV	13,453	73,050
FTS International, Inc.*	5,962	109,641
Geospace Technologies Corp.*	3,261	32,186
Gulf Island Fabrication, Inc.	3,498	24,836
Helix Energy Solutions Group, Inc.*	37,256	215,712
Independence Contract Drilling, Inc.*	8,012	30,285

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Energy Equipment & Services (continued)
Keane Group, Inc.*	14,241	$210,767
Key Energy Services, Inc.*(a)	2,721	31,890
Liberty Oilfield Services, Inc., Class A*(a)	3,956	66,817
Mammoth Energy Services, Inc.*	2,178	69,827
Matrix Service Co.*	7,212	98,804
McDermott International, Inc.*	76,291	464,612
Natural Gas Services Group, Inc.*	3,272	78,037
NCS Multistage Holdings, Inc.*	2,969	44,535
Newpark Resources, Inc.*	22,486	182,137
Nine Energy Service, Inc.*	2,094	50,989
Noble Corp. plc*	66,204	245,617
Oil States International, Inc.*	13,875	363,525
Parker Drilling Co.*(a)	33,257	21,118
PHI, Inc.(Non-Voting)*	3,473	35,564
Pioneer Energy Services Corp.*	20,178	54,481
ProPetro Holding Corp.*	14,909	236,904
Quintana Energy Services, Inc.*(a)	1,459	14,225
Ranger Energy Services, Inc.*	1,875	15,262
RigNet, Inc.*	3,785	51,476
Rowan Cos. plc, Class A*(a)	31,580	364,433
SEACOR Holdings, Inc.*	4,299	219,679
SEACOR Marine Holdings, Inc.*(a)	4,322	82,204
Select Energy Services, Inc., Class A*	6,850	86,447
Smart Sand, Inc.*(a)	5,840	33,989
Solaris Oilfield Infrastructure, Inc., Class A*	4,939	81,790
Superior Energy Services, Inc.*	41,012	345,731
TETRA Technologies, Inc.*	30,490	114,338
Unit Corp.*	14,051	277,648
US Silica Holdings, Inc.(a)	21,941	559,934

		7,811,103

Equity Real Estate Investment Trusts (REITs) 5.7%
Acadia Realty Trust	22,209	546,341
Agree Realty Corp.	7,571	363,711
Alexander & Baldwin, Inc.	18,181	420,527
Alexander’s, Inc.	563	214,633
American Assets Trust, Inc.	11,000	367,510
Americold Realty Trust	13,773	262,789
Armada Hoffler Properties, Inc.	12,723	174,178
Ashford Hospitality Prime, Inc.	7,601	73,882
Ashford Hospitality Trust, Inc.	20,870	134,820
Bluerock Residential Growth REIT, Inc.	5,802	49,317
CareTrust REIT, Inc.	20,873	279,698
CatchMark Timber Trust, Inc., Class A	11,190	139,539
CBL & Associates Properties, Inc.	45,491	189,698
Cedar Realty Trust, Inc.	22,899	90,222
Chatham Lodging Trust	11,586	221,872
Chesapeake Lodging Trust	15,929	442,986
City Office REIT, Inc.	8,965	103,635
Clipper Realty, Inc.	4,294	36,370
Community Healthcare Trust, Inc.	4,561	117,400
CorEnergy Infrastructure Trust, Inc.	3,160	118,626
Cousins Properties, Inc.	112,775	978,887
DiamondRock Hospitality Co.	54,055	564,334
Easterly Government Properties, Inc.	11,111	226,664
EastGroup Properties, Inc.	9,036	746,916
Education Realty Trust, Inc.	20,301	664,858
Farmland Partners, Inc.	9,462	79,008
First Industrial Realty Trust, Inc.	32,044	936,646
Four Corners Property Trust, Inc.	16,938	391,098
Franklin Street Properties Corp.	28,103	236,346
Front Yard Residential Corp.	14,020	140,901
GEO Group, Inc. (The)	32,910	673,668
Getty Realty Corp.	8,513	214,698
Gladstone Commercial Corp.	7,890	136,813
Global Medical REIT, Inc.	5,730	39,824
Global Net Lease, Inc.	18,087	305,309
Government Properties Income Trust	20,879	285,207
Gramercy Property Trust	42,749	928,936
Healthcare Realty Trust, Inc.	32,899	911,631
Hersha Hospitality Trust	10,585	189,472
Independence Realty Trust, Inc.	21,288	195,424
Industrial Logistics Properties Trust*	5,134	104,426
InfraREIT, Inc.	11,220	218,005
Investors Real Estate Trust	32,436	168,343
iStar, Inc.*	18,023	183,294
Jernigan Capital, Inc.	3,993	72,273
Kite Realty Group Trust	22,188	337,923
LaSalle Hotel Properties	30,626	888,460
Lexington Realty Trust	59,414	467,588
LTC Properties, Inc.	10,715	407,170
Mack-Cali Realty Corp.	24,293	405,936
MedEquities Realty Trust, Inc.	8,555	89,913
Monmouth Real Estate Investment Corp.	20,009	300,935
National Health Investors, Inc.	10,788	725,925
National Storage Affiliates Trust	13,412	336,373
New Senior Investment Group, Inc.	22,505	184,091
NexPoint Residential Trust, Inc.	4,566	113,420
NorthStar Realty Europe Corp.	14,718	191,628
One Liberty Properties, Inc.	4,272	94,411
Pebblebrook Hotel Trust	18,535	636,677
Pennsylvania REIT	18,266	176,267
Physicians Realty Trust	48,639	757,309
PotlatchDeltic Corp.	16,186	842,481
Preferred Apartment Communities, Inc., Class A	10,220	145,022
PS Business Parks, Inc.	5,272	595,947
QTS Realty Trust, Inc., Class A	13,391	485,022
Quality Care Properties, Inc.*	25,382	493,172
RAIT Financial Trust	23,185	3,744
Ramco-Gershenson Properties Trust	21,117	261,006
Retail Opportunity Investments Corp.	29,049	513,296
Rexford Industrial Realty, Inc.	20,790	598,544
RLJ Lodging Trust	45,662	887,669
Ryman Hospitality Properties, Inc.	11,925	923,591
Sabra Health Care REIT, Inc.	47,934	846,035
Safety Income & Growth, Inc.	3,086	49,345
Saul Centers, Inc.	3,086	157,293
Select Income REIT	17,484	340,588
Seritage Growth Properties, Class A	6,950	247,073
STAG Industrial, Inc.	25,539	610,893
Summit Hotel Properties, Inc.	27,697	376,956
Sunstone Hotel Investors, Inc.	60,797	925,330
Terreno Realty Corp.	14,604	503,984
Tier REIT, Inc.	13,119	242,439
UMH Properties, Inc.	8,764	117,525
Universal Health Realty Income Trust	3,481	209,208

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Urban Edge Properties	27,430	$585,631
Urstadt Biddle Properties, Inc., Class A	8,320	160,576
Washington Prime Group, Inc.	50,076	334,007
Washington REIT	21,044	574,501
Whitestone REIT	9,863	102,477
Xenia Hotels & Resorts, Inc.	29,056	572,984

		32,761,100

Food & Staples Retailing 0.5%
Andersons, Inc. (The)	7,197	238,221
Chefs’ Warehouse, Inc. (The)*	5,655	130,065
Ingles Markets, Inc., Class A	3,904	132,150
Natural Grocers by Vitamin Cottage, Inc.*	2,355	16,862
Performance Food Group Co.*	27,209	812,189
PriceSmart, Inc.	5,901	493,028
Smart & Final Stores, Inc.*	6,334	35,154
SpartanNash Co.	9,551	164,373
SUPERVALU, Inc.*(a)	10,012	152,483
United Natural Foods, Inc.*	13,575	582,910
Village Super Market, Inc., Class A	2,038	53,742
Weis Markets, Inc.(a)	2,650	108,597

		2,919,774

Food Products 0.9%
Alico, Inc.	938	25,514
B&G Foods, Inc.(a)	17,650	418,305
Calavo Growers, Inc.(a)	4,325	398,765
Cal-Maine Foods, Inc.*	7,546	329,760
Darling Ingredients, Inc.*	44,064	762,307
Dean Foods Co.	24,715	213,043
Farmer Brothers Co.*	2,246	67,829
Fresh Del Monte Produce, Inc.	8,748	395,760
Freshpet, Inc.*	6,934	114,064
Hostess Brands, Inc.*(a)	21,603	319,508
J&J Snack Foods Corp.	4,053	553,478
John B Sanfilippo & Son, Inc.	2,346	135,763
Lancaster Colony Corp.	4,982	613,484
Landec Corp.*	6,937	90,528
Lifeway Foods, Inc.*	1,188	7,116
Limoneira Co.(a)	3,412	80,967
Sanderson Farms, Inc.	5,405	643,303
Seneca Foods Corp., Class A*	1,968	54,514
Tootsie Roll Industries, Inc.(a)	4,705	138,563

		5,362,571

Gas Utilities 1.1%
Chesapeake Utilities Corp.	4,344	305,600
New Jersey Resources Corp.	23,476	941,388
Northwest Natural Gas Co.	7,764	447,595
ONE Gas, Inc.	14,200	937,484
RGC Resources, Inc.	1,676	42,570
South Jersey Industries, Inc.	21,507	605,637
Southwest Gas Holdings, Inc.*	12,754	862,553
Spire, Inc.(a)	12,648	914,450
WGL Holdings, Inc.	13,770	1,151,861

		6,209,138

Health Care Equipment & Supplies 4.0%
Abaxis, Inc.(a)	6,058	427,816
Accuray, Inc.*	23,200	116,000
Analogic Corp.	3,353	321,553
AngioDynamics, Inc.*	9,797	168,998
Anika Therapeutics, Inc.*	3,969	197,339
Antares Pharma, Inc.*(a)	38,453	84,597
AtriCure, Inc.*	8,736	179,263
Atrion Corp.	383	241,788
AxoGen, Inc.*(a)	7,649	279,188
Cantel Medical Corp.	9,789	1,090,592
Cardiovascular Systems, Inc.*	8,784	192,633
Cerus Corp.*	34,056	186,627
ConforMIS, Inc.*	18,135	26,296
CONMED Corp.	7,389	467,945
Corindus Vascular Robotics, Inc.*(a)	30,418	41,673
CryoLife, Inc.*	8,751	175,458
Cutera, Inc.*	3,467	174,217
Endologix, Inc.*(a)	22,616	95,666
FONAR Corp.*	1,617	48,187
GenMark Diagnostics, Inc.*	13,312	72,417
Glaukos Corp.*(a)	7,743	238,717
Globus Medical, Inc., Class A*	19,014	947,277
Haemonetics Corp.*	14,380	1,052,041
Halyard Health, Inc.*	12,623	581,668
Heska Corp.*	1,791	141,614
ICU Medical, Inc.*	4,109	1,037,112
Inogen, Inc.*	4,610	566,292
Insulet Corp.*	15,711	1,361,829
Integer Holdings Corp.*	8,533	482,541
Integra LifeSciences Holdings Corp.*	17,176	950,520
Invacare Corp.(a)	8,647	150,458
iRhythm Technologies, Inc.*	3,734	235,055
K2M Group Holdings, Inc.*(a)	10,920	206,934
Lantheus Holdings, Inc.*	7,948	126,373
LeMaitre Vascular, Inc.	4,175	151,260
LivaNova plc*	13,106	1,159,881
Masimo Corp.*	12,077	1,062,172
Meridian Bioscience, Inc.	10,931	155,220
Merit Medical Systems, Inc.*	13,119	594,947
Natus Medical, Inc.*	8,285	278,790
Neogen Corp.*	13,392	897,130
Nevro Corp.*	7,482	648,465
Novocure Ltd.*	15,574	339,513
NuVasive, Inc.*(a)	13,597	709,899
NxStage Medical, Inc.*	17,376	431,967
Obalon Therapeutics, Inc.*	2,267	7,776
OraSure Technologies, Inc.*	15,017	253,637
Orthofix International NV*	4,682	275,208
OrthoPediatrics Corp.*(a)	884	13,313
Oxford Immunotec Global plc*(a)	7,211	89,777
Penumbra, Inc.*	7,887	912,132
Pulse Biosciences, Inc.*	2,439	33,000
Quidel Corp.*	7,746	401,320
Quotient Ltd.*(a)	7,163	33,738
Rockwell Medical, Inc.*(a)	13,328	69,439
RTI Surgical, Inc.*	15,091	69,419
Sientra, Inc.*(a)	3,758	36,302
STAAR Surgical Co.*	10,769	159,381
Surmodics, Inc.*	3,388	128,913
Tactile Systems Technology, Inc.*(a)	3,361	106,880
Utah Medical Products, Inc.	1,001	98,949
Varex Imaging Corp.*	10,182	364,312
ViewRay, Inc.*(a)	7,867	50,585

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Health Care Equipment & Supplies (continued)
Viveve Medical, Inc.*(a)	4,043	$14,797
Wright Medical Group NV*(a)	28,749	570,380

		22,785,186

Health Care Providers & Services 2.1%
AAC Holdings, Inc.*	2,770	31,800
Aceto Corp.(a)	8,213	62,419
Addus HomeCare Corp.*	1,989	96,765
Almost Family, Inc.*	3,432	192,192
Amedisys, Inc.*	7,628	460,274
American Renal Associates Holdings, Inc.*	2,465	46,465
AMN Healthcare Services, Inc.*(a)	12,619	716,128
BioScrip, Inc.*	29,904	73,564
BioTelemetry, Inc.*(a)	8,698	270,073
Capital Senior Living Corp.*	6,766	72,734
Chemed Corp.	4,199	1,145,739
Civitas Solutions, Inc.*	4,228	65,111
Community Health Systems, Inc.*(a)	25,870	102,445
CorVel Corp.*	2,577	130,267
Cross Country Healthcare, Inc.*	9,516	105,723
Diplomat Pharmacy, Inc.*	13,312	268,237
Encompass Health Corp.	26,456	1,512,490
Ensign Group, Inc.(The)	13,277	349,185
Genesis Healthcare, Inc.*	9,027	13,631
HealthEquity, Inc.*	13,499	817,229
Kindred Healthcare, Inc.*	23,476	214,805
LHC Group, Inc.*	4,200	258,552
Magellan Health, Inc.*	6,506	696,793
Molina Healthcare, Inc.*	12,397	1,006,388
National HealthCare Corp.	2,985	177,996
National Research Corp., Class A	2,724	79,677
Owens & Minor, Inc.(a)	16,061	249,749
PetIQ, Inc.*(a)	2,193	58,334
Providence Service Corp. (The)*	3,135	216,754
R1 RCM, Inc.*	27,331	195,143
RadNet, Inc.*	9,643	138,859
Select Medical Holdings Corp.*	28,702	495,109
Surgery Partners, Inc.*(a)	5,217	89,472
Tenet Healthcare Corp.*	22,056	534,858
Tivity Health, Inc.*	9,814	389,125
Triple-S Management Corp., Class B*	5,963	155,873
US Physical Therapy, Inc.	3,320	269,916

		11,759,874

Health Care Technology 0.8%
Allscripts Healthcare Solutions, Inc.*	49,047	605,730
Castlight Health, Inc., Class B*	17,340	63,291
Computer Programs & Systems, Inc.	3,053	89,148
Cotiviti Holdings, Inc.*	9,900	340,956
Evolent Health, Inc., Class A*(a)	15,945	227,216
HealthStream, Inc.	7,207	178,950
HMS Holdings Corp.*	22,383	376,930
Inovalon Holdings, Inc., Class A*(a)	16,901	179,151
Medidata Solutions, Inc.*(a)	15,166	952,576
NantHealth, Inc.*	4,765	14,533
Omnicell, Inc.*	9,967	432,568
Quality Systems, Inc.*	14,220	194,103
Simulations Plus, Inc.	2,806	41,389
Tabula Rasa HealthCare, Inc.*	3,298	127,962
Teladoc, Inc.*(a)	15,623	629,607
Vocera Communications, Inc.*	7,552	176,868

		4,630,978

Hotels, Restaurants & Leisure 3.0%
Belmond Ltd., Class A*	24,147	269,239
Biglari Holdings, Inc.*	272	111,088
BJ’s Restaurants, Inc.	5,373	241,248
Bloomin’ Brands, Inc.	24,352	591,267
Bluegreen Vacations Corp.	1,796	38,021
Bojangles’, Inc.*	4,645	64,333
Boyd Gaming Corp.	22,429	714,588
Brinker International, Inc.(a)	12,430	448,723
Caesars Entertainment Corp.*	36,938	415,552
Carrols Restaurant Group, Inc.*	9,557	107,038
Century Casinos, Inc.*	5,661	42,231
Cheesecake Factory, Inc. (The)	11,454	552,312
Churchill Downs, Inc.	3,641	888,586
Chuy’s Holdings, Inc.*	4,443	116,407
Cracker Barrel Old Country Store, Inc.(a)	5,160	821,472
Dave & Buster’s Entertainment, Inc.*(a)	10,959	457,429
Del Frisco’s Restaurant Group, Inc.*	6,041	92,125
Del Taco Restaurants, Inc.*	8,856	91,748
Denny’s Corp.*	17,287	266,738
Dine Brands Global, Inc.(a)	4,580	300,356
Drive Shack, Inc.*	16,750	80,065
El Pollo Loco Holdings, Inc.*	5,606	53,257
Eldorado Resorts, Inc.*(a)	12,561	414,513
Empire Resorts, Inc.*	770	13,282
Fiesta Restaurant Group, Inc.*(a)	7,249	134,106
Fogo De Chao, Inc.*	2,474	38,966
Golden Entertainment, Inc.*	4,887	113,525
Habit Restaurants, Inc. (The), Class A*	5,455	48,004
ILG, Inc.	28,665	891,768
Inspired Entertainment, Inc.*	3,111	17,111
International Speedway Corp., Class A	6,422	283,210
J Alexander’s Holdings, Inc.*	3,438	39,365
Jack in the Box, Inc.	7,902	674,278
La Quinta Holdings, Inc.*	22,111	418,119
Lindblad Expeditions Holdings, Inc.*	5,394	55,396
Marcus Corp. (The)	5,056	153,450
Marriott Vacations Worldwide Corp.(a)	5,751	766,033
Monarch Casino & Resort, Inc.*	3,137	132,664
Nathan’s Famous, Inc.	836	61,780
Noodles & Co.*(a)	3,323	25,089
Papa John’s International, Inc.	6,945	397,949
Penn National Gaming, Inc.*	20,965	550,541
Pinnacle Entertainment, Inc.*	14,313	431,537
Planet Fitness, Inc., Class A*	23,245	877,964
PlayAGS, Inc.*	2,675	62,221
Potbelly Corp.*	6,606	79,602
RCI Hospitality Holdings, Inc.	2,377	67,483
Red Lion Hotels Corp.*	4,214	41,087
Red Robin Gourmet Burgers, Inc.*	3,610	209,380
Red Rock Resorts, Inc., Class A	18,644	545,896
Ruth’s Hospitality Group, Inc.	7,772	190,025
Scientific Games Corp., Class A*	14,335	596,336
SeaWorld Entertainment, Inc.*(a)	18,071	267,993
Shake Shack, Inc., Class A*(a)	5,992	249,447
Sonic Corp.(a)	9,837	248,188

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Hotels, Restaurants & Leisure (continued)
Speedway Motorsports, Inc.	3,009	$53,620
Texas Roadhouse, Inc.	18,001	1,040,098
Wingstop, Inc.	7,841	370,330
Zoe’s Kitchen, Inc.*(a)	5,376	77,629

		17,401,808

Household Durables 1.4%
AV Homes, Inc.*	3,390	62,884
Bassett Furniture Industries, Inc.	2,868	87,044
Beazer Homes USA, Inc.*	8,479	135,240
Cavco Industries, Inc.*	2,357	409,529
Century Communities, Inc.*	5,156	154,422
CSS Industries, Inc.	2,550	44,625
Ethan Allen Interiors, Inc.	6,725	154,339
Flexsteel Industries, Inc.(a)	2,024	80,110
GoPro, Inc., Class A*(a)	29,562	141,602
Green Brick Partners, Inc.*	6,757	73,651
Hamilton Beach Brands Holding Co., Class A	840	17,825
Helen of Troy Ltd.*	7,284	633,708
Hooker Furniture Corp.	3,180	116,706
Hovnanian Enterprises, Inc., Class A*	32,882	60,174
Installed Building Products, Inc.*(a)	5,813	349,071
iRobot Corp.*(a)	7,265	466,340
KB Home	22,663	644,762
La-Z-Boy, Inc.(a)	12,554	375,992
LGI Homes, Inc.*	4,680	330,268
Libbey, Inc.	5,751	28,122
Lifetime Brands, Inc.	2,752	34,125
M/I Homes, Inc.*	7,023	223,683
MDC Holdings, Inc.	12,041	336,185
Meritage Homes Corp.*	10,363	468,926
New Home Co., Inc. (The)*	3,928	43,522
PICO Holdings, Inc.*	5,784	66,227
Taylor Morrison Home Corp., Class A*	29,680	690,950
TopBuild Corp.*	9,478	725,257
TRI Pointe Group, Inc.*(a)	40,498	665,382
Universal Electronics, Inc.*(a)	3,796	197,582
William Lyon Homes, Class A*	8,535	234,627
ZAGG, Inc.*	7,566	92,305

		8,145,185

Household Products 0.3%
Central Garden & Pet Co.*	2,927	125,861
Central Garden & Pet Co., Class A*	9,406	372,572
HRG Group, Inc.*(a)	31,922	526,394
Oil-Dri Corp. of America	1,294	52,006
Orchids Paper Products Co.*(a)	2,353	19,177
WD-40 Co.	3,742	492,821

		1,588,831

Independent Power and Renewable Electricity Producers 0.4%
Atlantic Power Corp.*(a)	33,542	70,438
Dynegy, Inc.*	34,601	467,806
NRG Yield, Inc., Class A	9,637	158,432
NRG Yield, Inc., Class C	17,174	291,958
Ormat Technologies, Inc.	10,938	616,685
Pattern Energy Group, Inc., Class A(a)	21,142	365,545
TerraForm Power, Inc., Class A	11,918	127,880

		2,098,744

Industrial Conglomerates 0.1%
Raven Industries, Inc.	9,676	339,144

Insurance 2.3%
Ambac Financial Group, Inc.*	11,333	177,701
American Equity Investment Life Holding Co.	23,021	675,897
AMERISAFE, Inc.	5,186	286,526
AmTrust Financial Services, Inc.(a)	23,128	284,706
Argo Group International Holdings Ltd.	8,833	507,014
Atlas Financial Holdings, Inc.*	2,648	27,407
Baldwin & Lyons, Inc., Class B	2,467	54,274
Blue Capital Reinsurance Holdings Ltd.	1,666	20,325
Citizens, Inc.*(a)	13,157	96,309
CNO Financial Group, Inc.	44,617	966,850
Crawford & Co., Class B	3,649	29,995
Donegal Group, Inc., Class A	2,087	32,975
eHealth, Inc.*	4,199	60,088
EMC Insurance Group, Inc.	2,234	60,497
Employers Holdings, Inc.	8,687	351,389
Enstar Group Ltd.*	3,027	636,427
FBL Financial Group, Inc., Class A	2,846	197,370
Federated National Holding Co.	3,160	49,833
Genworth Financial, Inc., Class A*	133,923	379,002
Global Indemnity Ltd.(a)	2,442	84,298
Greenlight Capital Re Ltd., Class A*	8,375	134,419
Hallmark Financial Services, Inc.*	3,722	33,200
HCI Group, Inc.	2,053	78,342
Health Insurance Innovations, Inc., Class A*	3,024	87,394
Heritage Insurance Holdings, Inc.(a)	5,520	83,683
Horace Mann Educators Corp.	11,015	470,891
Independence Holding Co.	1,611	57,432
Infinity Property & Casualty Corp.	2,819	333,770
Investors Title Co.	389	77,761
James River Group Holdings Ltd.	6,673	236,691
Kemper Corp.	10,665	607,905
Kingstone Cos., Inc.	2,411	40,505
Kinsale Capital Group, Inc.	3,916	201,008
Maiden Holdings Ltd.(a)	16,493	107,205
MBIA, Inc.*(a)	23,846	220,814
National General Holdings Corp.	13,052	317,294
National Western Life Group, Inc., Class A	612	186,587
Navigators Group, Inc. (The)	5,561	320,592
NI Holdings, Inc.*	2,766	46,192
Primerica, Inc.	11,937	1,153,114
RLI Corp.(a)	10,398	659,129
Safety Insurance Group, Inc.	3,907	300,253
Selective Insurance Group, Inc.	15,548	943,764
State Auto Financial Corp.	4,213	120,365
Stewart Information Services Corp.	5,755	252,875
Third Point Reinsurance Ltd.*	22,677	316,344
Trupanion, Inc.*	6,048	180,775
United Fire Group, Inc.	5,806	277,875
United Insurance Holdings Corp.	5,929	113,481
Universal Insurance Holdings, Inc.	8,431	268,949
WMIH Corp.*(a)	55,700	79,094

		13,286,586

Internet & Direct Marketing Retail 0.4%
1-800-Flowers.com, Inc., Class A*	7,592	89,586

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Internet & Direct Marketing Retail (continued)
Duluth Holdings, Inc., Class B*(a)	2,682	$50,234
FTD Cos., Inc.*	4,891	17,803
Gaia, Inc.*	2,204	34,162
Groupon, Inc.*(a)	91,325	396,350
Lands’ End, Inc.*	3,589	83,803
Liberty TripAdvisor Holdings, Inc., Class A*	19,233	206,755
Nutrisystem, Inc.	8,143	219,454
Overstock.com, Inc.*(a)	4,483	162,509
PetMed Express, Inc.(a)	5,430	226,702
Shutterfly, Inc.*	8,697	706,631

		2,193,989

Internet Software & Services 3.8%
2U, Inc.*	13,017	1,093,819
Alarm.com Holdings, Inc.*	5,456	205,909
Alteryx, Inc., Class A*(a)	6,309	215,389
Amber Road, Inc.*	5,389	47,962
Appfolio, Inc., Class A*	2,500	102,125
Apptio, Inc., Class A*	6,139	173,979
Benefitfocus, Inc.*(a)	4,298	104,871
Blucora, Inc.*	11,650	286,590
Box, Inc., Class A*	21,704	446,017
Brightcove, Inc.*	8,456	58,769
Carbonite, Inc.*	6,741	194,141
Cardlytics, Inc.*	1,371	20,058
Care.com, Inc.*	3,713	60,411
Cars.com, Inc.*	19,401	549,630
ChannelAdvisor Corp.*	6,542	59,532
Cimpress NV*	6,618	1,023,805
Cloudera, Inc.*	26,156	564,447
CommerceHub, Inc., Series A*	3,743	84,218
CommerceHub, Inc., Series C*	7,768	174,702
Cornerstone OnDemand, Inc.*	14,347	561,111
Coupa Software, Inc.*	8,578	391,328
DHI Group, Inc.*	13,913	22,261
Endurance International Group Holdings, Inc.*	15,031	111,229
Envestnet, Inc.*	11,688	669,722
Etsy, Inc.*	32,352	907,797
Five9, Inc.*	14,461	430,793
Gogo, Inc.*(a)	15,870	136,958
GrubHub, Inc.*	23,093	2,343,247
GTT Communications, Inc.*	8,335	472,595
Hortonworks, Inc.*	13,931	283,775
Instructure, Inc.*	5,728	241,435
Internap Corp.*	5,384	59,224
j2 Global, Inc.(a)	12,534	989,183
Leaf Group Ltd.*	3,044	21,460
Limelight Networks, Inc.*	24,565	100,962
Liquidity Services, Inc.*	7,636	49,634
LivePerson, Inc.*	15,061	246,247
Meet Group, Inc. (The)*	18,244	38,130
MINDBODY, Inc., Class A*	11,463	445,911
MuleSoft, Inc., Class A*	6,460	284,111
New Relic, Inc.*	8,163	605,042
NIC, Inc.	17,734	235,862
Nutanix, Inc., Class A*	29,491	1,448,303
Okta, Inc.*	5,127	204,311
Ominto, Inc.*(a)	3,729	10,702
Q2 Holdings, Inc.*	8,450	384,898
QuinStreet, Inc.*	9,685	123,677
Quotient Technology, Inc.*	20,687	271,000
Reis, Inc.	2,566	55,041
SendGrid, Inc.*	2,370	66,692
Shutterstock, Inc.*	5,029	242,146
SPS Commerce, Inc.*	4,627	296,452
Stamps.com, Inc.*	4,381	880,800
TechTarget, Inc.*	4,854	96,498
Tintri, Inc.*	3,530	6,036
Trade Desk, Inc.(The), Class A*(a)	6,510	323,026
TrueCar, Inc.*	19,157	181,225
Tucows, Inc., Class A*(a)	2,404	134,624
Twilio, Inc., Class A*	16,713	638,102
Veritone, Inc.*(a)	615	8,561
Web.com Group, Inc.*	10,360	187,516
XO Group, Inc.*	6,494	134,751
Yelp, Inc.*	21,471	896,414
Yext, Inc.*(a)	6,778	85,742

		21,790,908

IT Services 1.9%
Acxiom Corp.*	21,286	483,405
Blackhawk Network Holdings, Inc.*	14,700	657,090
CACI International, Inc., Class A*	6,555	992,099
Cardtronics plc, Class A*	12,213	272,472
Cass Information Systems, Inc.	3,304	196,621
Convergys Corp.	24,802	561,021
CSG Systems International, Inc.	8,904	403,262
EPAM Systems, Inc.*	13,456	1,540,981
Everi Holdings, Inc.*	17,121	112,485
EVERTEC, Inc.	16,064	262,646
ExlService Holdings, Inc.*	8,866	494,457
Hackett Group, Inc. (The)	6,466	103,844
Information Services Group, Inc.*	8,575	35,844
ManTech International Corp., Class A	6,925	384,130
MAXIMUS, Inc.	17,293	1,154,135
MoneyGram International, Inc.*	7,926	68,322
Perficient, Inc.*	9,110	208,801
Presidio, Inc.*	8,431	131,861
Science Applications International Corp.	11,648	917,862
ServiceSource International, Inc.*	20,338	77,488
StarTek, Inc.*	2,804	27,423
Sykes Enterprises, Inc.*	10,532	304,796
Syntel, Inc.*	9,085	231,940
Travelport Worldwide Ltd.	33,410	545,919
TTEC Holdings, Inc.	3,824	117,397
Unisys Corp.*(a)	13,690	147,168
Virtusa Corp.*	7,238	350,754

		10,784,223

Leisure Products 0.3%
Acushnet Holdings Corp.(a)	8,146	188,091
American Outdoor Brands Corp.*	14,912	153,892
Callaway Golf Co.	25,327	414,350
Clarus Corp.*	5,305	35,809
Escalade, Inc.	2,567	35,168
Johnson Outdoors, Inc., Class A	1,294	80,228
Malibu Boats, Inc., Class A*	5,525	183,485
Marine Products Corp.	1,884	26,395
MCBC Holdings, Inc.*	4,935	124,362

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Leisure Products (continued)
Nautilus, Inc.*	8,404	$113,034
Sturm Ruger & Co., Inc.(a)	4,453	233,782
Vista Outdoor, Inc.*(a)	15,494	252,862

		1,841,458

Life Sciences Tools & Services 0.5%
Accelerate Diagnostics, Inc.*(a)	6,996	159,859
Cambrex Corp.*	8,756	457,939
Codexis, Inc.*	10,775	118,525
Enzo Biochem, Inc.*	10,845	59,431
Fluidigm Corp.*	10,796	63,049
Luminex Corp.	10,977	231,285
Medpace Holdings, Inc.*	2,544	88,811
NanoString Technologies, Inc.*	5,943	44,632
NeoGenomics, Inc.*	14,928	121,812
Pacific Biosciences of California, Inc.*(a)	29,144	59,745
PRA Health Sciences, Inc.*	13,415	1,112,908
Quanterix Corp.*(a)	1,326	22,595
Syneos Health, Inc.*	14,654	520,217

		3,060,808

Machinery 3.7%
Actuant Corp., Class A	15,897	369,605
Alamo Group, Inc.	2,517	276,618
Albany International Corp., Class A	7,719	483,981
Altra Industrial Motion Corp.	7,708	354,183
American Railcar Industries, Inc.(a)	2,076	77,663
Astec Industries, Inc.	5,747	317,119
Barnes Group, Inc.	13,768	824,566
Blue Bird Corp.*	3,052	72,332
Briggs & Stratton Corp.	11,083	237,287
Chart Industries, Inc.*	8,273	488,355
CIRCOR International, Inc.(a)	4,440	189,410
Columbus McKinnon Corp.	5,836	209,162
Commercial Vehicle Group, Inc.*	6,681	51,778
DMC Global, Inc.	3,648	97,584
Douglas Dynamics, Inc.	5,970	258,799
Eastern Co. (The)	1,443	41,126
Energy Recovery, Inc.*(a)	9,555	78,542
EnPro Industries, Inc.	5,680	439,518
ESCO Technologies, Inc.(a)	6,835	400,189
Evoqua Water Technologies Corp.*	13,359	284,413
ExOne Co. (The)*(a)	3,398	24,737
Federal Signal Corp.	16,081	354,104
Franklin Electric Co., Inc.	12,460	507,745
FreightCar America, Inc.	3,153	42,250
Gencor Industries, Inc.*	2,050	33,005
Global Brass & Copper Holdings, Inc.	5,870	196,352
Gorman-Rupp Co. (The)	4,751	138,967
Graham Corp.	2,668	57,149
Greenbrier Cos., Inc.(The)(a)	7,334	368,534
Hardinge, Inc.	3,078	56,389
Harsco Corp.*	21,573	445,482
Hillenbrand, Inc.	16,972	779,015
Hurco Cos., Inc.	1,695	77,801
Hyster-Yale Materials Handling, Inc.	2,773	193,916
John Bean Technologies Corp.	8,462	959,591
Kadant, Inc.	3,027	286,052
Kennametal, Inc.(a)	21,852	877,576
LB Foster Co., Class A*	2,173	51,174
Lindsay Corp.	2,867	262,158
Lydall, Inc.*	4,488	216,546
Manitowoc Co., Inc. (The)*	8,770	249,594
Meritor, Inc.*	22,517	462,950
Milacron Holdings Corp.*	18,085	364,232
Miller Industries, Inc.	2,894	72,350
Mueller Industries, Inc.	15,245	398,809
Mueller Water Products, Inc., Class A	41,353	449,507
Navistar International Corp.*	13,361	467,234
NN, Inc.(a)	7,408	177,792
Omega Flex, Inc.	707	46,026
Proto Labs, Inc.*	6,706	788,290
RBC Bearings, Inc.*	6,254	776,747
REV Group, Inc.	8,129	168,758
Rexnord Corp.*	28,015	831,485
Spartan Motors, Inc.	8,974	154,353
SPX Corp.*	11,473	372,643
SPX FLOW, Inc.*	11,242	552,994
Standex International Corp.	3,420	326,097
Sun Hydraulics Corp.	7,410	396,880
Tennant Co.(a)	4,727	320,018
Titan International, Inc.	13,444	169,529
TriMas Corp.*	12,149	318,911
Twin Disc, Inc.*	2,183	47,458
Wabash National Corp.(a)	15,569	323,991
Watts Water Technologies, Inc., Class A	7,668	595,804
Woodward, Inc.	14,307	1,025,240

		21,338,465

Marine 0.1%
Costamare, Inc.	12,782	79,760
Eagle Bulk Shipping, Inc.*	10,168	50,332
Genco Shipping & Trading Ltd.*(a)	1,945	27,658
Matson, Inc.	11,229	321,598
Navios Maritime Holdings, Inc.*	23,621	21,209
Safe Bulkers, Inc.*	12,493	39,603
Scorpio Bulkers, Inc.	16,629	117,234

		657,394

Media 1.2%
AMC Entertainment Holdings, Inc., Class A(a)	14,196	199,454
Beasley Broadcast Group, Inc., Class A	1,294	14,622
Central European Media Enterprises Ltd., Class A*(a)	23,828	100,078
Clear Channel Outdoor Holdings, Inc., Class A	9,888	48,451
Cogint, Inc.*(a)	6,260	15,650
Daily Journal Corp.*(a)	288	65,805
Emerald Expositions Events, Inc.(a)	4,998	97,361
Entercom Communications Corp., Class A(a)	34,709	334,942
Entravision Communications Corp., Class A	18,145	85,281
Eros International plc*(a)	8,168	89,031
EW Scripps Co.(The), Class A	16,087	192,883
Gannett Co., Inc.	29,717	296,576
Global Eagle Entertainment, Inc.*(a)	12,637	18,576
Gray Television, Inc.*	21,493	272,961
Hemisphere Media Group, Inc.*	4,263	47,959
IMAX Corp.*	14,833	284,794

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Media (continued)
Liberty Media Corp.-Liberty Braves, Class C*	9,311	$212,477
Liberty Media Corp-Liberty Braves, Class A*	2,539	57,711
Loral Space & Communications, Inc.*(a)	3,569	148,649
MDC Partners, Inc., Class A*	14,886	107,179
Meredith Corp.(a)	10,672	574,154
MSG Networks, Inc., Class A*	16,099	363,837
National CineMedia, Inc.	17,480	90,721
New Media Investment Group, Inc.(a)	13,711	235,007
New York Times Co.(The), Class A	33,756	813,520
Nexstar Media Group, Inc., Class A(a)	11,721	779,446
Reading International, Inc., Class A*	4,801	79,937
Saga Communications, Inc., Class A	966	35,983
Salem Media Group, Inc.	2,950	10,620
Scholastic Corp.	7,496	291,145
Sinclair Broadcast Group, Inc., Class A(a)	19,044	596,077
Townsquare Media, Inc., Class A	2,680	21,252
tronc, Inc.*	5,611	92,133
WideOpenWest, Inc.*(a)	7,118	50,894
World Wrestling Entertainment, Inc., Class A(a)	11,353	408,822

		7,133,988

Metals & Mining 1.2%
AK Steel Holding Corp.*(a)	84,729	383,822
Allegheny Technologies, Inc.*	33,775	799,792
Ampco-Pittsburgh Corp.	2,249	20,016
Carpenter Technology Corp.	12,471	550,221
Century Aluminum Co.*	13,432	222,165
Cleveland-Cliffs, Inc.*(a)	79,997	555,979
Coeur Mining, Inc.*	49,851	398,808
Commercial Metals Co.	31,064	635,570
Compass Minerals International, Inc.(a)	9,079	547,464
Gold Resource Corp.	13,761	62,062
Haynes International, Inc.	3,334	123,725
Hecla Mining Co.	105,573	387,453
Kaiser Aluminum Corp.(a)	4,436	447,592
Klondex Mines Ltd.*	47,278	111,103
Materion Corp.	5,303	270,718
Olympic Steel, Inc.	2,552	52,342
Ramaco Resources, Inc.*(a)	1,586	11,403
Ryerson Holding Corp.*	4,788	39,022
Schnitzer Steel Industries, Inc., Class A	7,222	233,632
SunCoke Energy, Inc.*	17,382	187,030
TimkenSteel Corp.*	10,431	158,447
Warrior Met Coal, Inc.(a)	8,819	247,020
Worthington Industries, Inc.	11,779	505,555

		6,950,941

Mortgage Real Estate Investment Trusts (REITs) 0.8%
AG Mortgage Investment Trust, Inc.	7,667	133,176
Anworth Mortgage Asset Corp.	27,665	132,792
Apollo Commercial Real Estate Finance, Inc.	28,935	520,251
Ares Commercial Real Estate Corp.	7,872	97,219
ARMOUR Residential REIT, Inc.	10,792	251,238
Capstead Mortgage Corp.	25,239	218,317
Cherry Hill Mortgage Investment Corp.	3,246	56,935
CYS Investments, Inc.	42,210	283,651
Dynex Capital, Inc.	11,710	77,637
Ellington Residential Mortgage REIT	3,108	34,064
Granite Point Mortgage Trust, Inc.	11,805	195,255
Great Ajax Corp.	4,968	67,316
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,755	268,222
Invesco Mortgage Capital, Inc.	29,990	491,236
KKR Real Estate Finance Trust, Inc.	3,628	72,778
Ladder Capital Corp.	21,519	324,507
MTGE Investment Corp.	12,088	216,375
New York Mortgage Trust, Inc.	30,194	179,050
Orchid Island Capital, Inc.	12,372	91,182
Owens Realty Mortgage, Inc.	2,719	39,643
PennyMac Mortgage Investment Trust	16,160	291,365
Redwood Trust, Inc.	20,523	317,491
Resource Capital Corp.	8,641	82,176
Sutherland Asset Management Corp.	4,918	74,508
TPG RE Finance Trust, Inc.	5,409	107,585
Western Asset Mortgage Capital Corp.	11,868	115,001

		4,738,970

Multiline Retail 0.3%
Big Lots, Inc.(a)	11,342	493,717
Dillard’s, Inc., Class A(a)	3,651	293,321
Fred’s, Inc., Class A(a)	9,854	29,464
JC Penney Co., Inc.*(a)	84,080	253,922
Ollie’s Bargain Outlet Holdings, Inc.*	12,822	773,167
Sears Holdings Corp.*(a)	3,038	8,111

		1,851,702

Multi-Utilities 0.4%
Avista Corp.	17,356	889,495
Black Hills Corp.	14,385	781,105
NorthWestern Corp.	13,146	707,255
Unitil Corp.	3,797	176,219

		2,554,074

Oil, Gas & Consumable Fuels 2.2%
Abraxas Petroleum Corp.*	40,029	88,864
Adams Resources & Energy, Inc.	528	22,968
Approach Resources, Inc.*	11,578	30,219
Arch Coal, Inc., Class A	5,164	474,468
Ardmore Shipping Corp.*	8,874	67,442
Bonanza Creek Energy, Inc.*	5,489	152,100
California Resources Corp.*	11,668	200,106
Callon Petroleum Co.*	54,157	717,039
Carrizo Oil & Gas, Inc.*(a)	20,595	329,520
Clean Energy Fuels Corp.*	36,715	60,580
Cloud Peak Energy, Inc.*	20,084	58,444
Contango Oil & Gas Co.*	6,916	24,552
CVR Energy, Inc.(a)	4,318	130,490
Delek US Energy, Inc.	21,494	874,806
Denbury Resources, Inc.*	108,019	295,972
DHT Holdings, Inc.	21,992	74,773
Dorian LPG Ltd.*	6,075	45,502
Earthstone Energy, Inc., Class A*	5,686	57,542
Eclipse Resources Corp.*	23,578	33,952
Energy XXI Gulf Coast, Inc.*	8,025	30,816
EP Energy Corp., Class A*(a)	10,616	14,225
Evolution Petroleum Corp.	6,422	51,697

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Frontline Ltd.(a)	21,224	$94,022
GasLog Ltd.	11,050	181,773
Gastar Exploration, Inc.*(a)	49,209	33,595
Gener8 Maritime, Inc.*	12,684	71,665
Golar LNG Ltd.(a)	25,848	707,201
Green Plains, Inc.	10,371	174,233
Halcon Resources Corp.*	35,830	174,492
Hallador Energy Co.	3,995	27,446
HighPoint Resources Corp.*(a)	26,455	134,391
International Seaways, Inc.*	7,863	138,389
Isramco, Inc.*	232	24,082
Jagged Peak Energy, Inc.*(a)	15,787	223,070
Jones Energy, Inc., Class A*(a)	16,948	13,558
Lilis Energy, Inc.*(a)	11,287	44,809
Matador Resources Co.*	26,022	778,318
Midstates Petroleum Co., Inc.*	3,083	41,096
NACCO Industries, Inc., Class A	1,027	33,737
Navios Maritime Acquisition Corp.	22,206	18,653
Nordic American Tankers Ltd.(a)	36,563	70,932
Oasis Petroleum, Inc.*	70,869	574,039
Overseas Shipholding Group, Inc., Class A*	14,566	41,367
Pacific Ethanol, Inc.*	11,141	33,423
Panhandle Oil and Gas, Inc., Class A	4,465	86,175
Par Pacific Holdings, Inc.*(a)	8,446	145,018
PDC Energy, Inc.*	17,711	868,370
Peabody Energy Corp.	18,012	657,438
Penn Virginia Corp.*	3,855	135,079
Renewable Energy Group, Inc.*	10,235	131,008
Resolute Energy Corp.*(a)	5,880	203,742
REX American Resources Corp.*	1,643	119,610
Ring Energy, Inc.*	13,529	194,141
Rosehill Resources, Inc.*(a)	1,124	6,598
Sanchez Energy Corp.*(a)	14,335	44,869
SandRidge Energy, Inc.*	9,443	137,018
Scorpio Tankers, Inc.	71,352	139,850
SemGroup Corp., Class A	17,854	382,076
Ship Finance International Ltd.(a)	15,886	227,170
SilverBow Resources, Inc.*	1,891	55,028
SRC Energy, Inc.*	64,607	609,244
Stone Energy Corp.*	5,286	196,111
Teekay Corp.	16,669	134,852
Teekay Tankers Ltd., Class A	53,576	63,755
Tellurian, Inc.*(a)	16,029	115,569
Ultra Petroleum Corp.*	51,705	215,610
Uranium Energy Corp.*(a)	36,305	47,560
W&T Offshore, Inc.*	25,685	113,785
Westmoreland Coal Co.*(a)	5,529	2,267
WildHorse Resource Development Corp.*(a)	13,294	253,783

		12,756,094

Paper & Forest Products 0.6%
Boise Cascade Co.	10,471	404,181
Clearwater Paper Corp.*	4,475	174,972
KapStone Paper and Packaging Corp.	23,380	802,168
Louisiana-Pacific Corp.	39,119	1,125,454
Neenah, Inc.	4,466	350,134
PH Glatfelter Co.	11,547	237,060
Schweitzer-Mauduit International, Inc.	8,115	317,702
Verso Corp., Class A*	9,199	154,911

		3,566,582

Personal Products 0.2%
elf Beauty, Inc.*(a)	5,605	108,569
Inter Parfums, Inc.	4,707	221,935
Medifast, Inc.	2,846	265,959
Natural Health Trends Corp.(a)	2,130	40,491
Nature’s Sunshine Products, Inc.*	2,743	30,173
Revlon, Inc., Class A*(a)	3,355	69,113
USANA Health Sciences, Inc.*	2,994	257,184

		993,424

Pharmaceuticals 2.6%
Aclaris Therapeutics, Inc.*	6,043	105,873
Aerie Pharmaceuticals, Inc.*	9,055	491,234
Akcea Therapeutics, Inc.*(a)	3,922	100,442
Amphastar Pharmaceuticals, Inc.*(a)	9,937	186,319
ANI Pharmaceuticals, Inc.*	2,129	123,950
Aratana Therapeutics, Inc.*	10,172	44,859
Assembly Biosciences, Inc.*	4,358	214,152
Catalent, Inc.*	35,879	1,473,192
Clearside Biomedical, Inc.*(a)	5,569	59,755
Collegium Pharmaceutical, Inc.*	6,655	170,035
Corcept Therapeutics, Inc.*(a)	24,512	403,222
Corium International, Inc.*(a)	5,609	64,335
Depomed, Inc.*	15,558	102,527
Dermira, Inc.*	10,294	82,249
Dova Pharmaceuticals, Inc.*	1,686	45,724
Durect Corp.*	40,960	87,654
Evolus, Inc.*	1,357	12,254
Horizon Pharma plc*	43,904	623,437
Impax Laboratories, Inc.*(a)	19,756	384,254
Innoviva, Inc.*	19,811	330,249
Intersect ENT, Inc.*	7,093	278,755
Intra-Cellular Therapies, Inc.*	11,295	237,760
Kala Pharmaceuticals, Inc.*(a)	3,808	60,281
Lannett Co., Inc.*(a)	7,741	124,243
Medicines Co.(The)*(a)	18,708	616,242
Melinta Therapeutics, Inc.*(a)	3,994	29,556
Menlo Therapeutics, Inc.*(a)	1,721	64,675
MyoKardia, Inc.*	5,179	252,735
Nektar Therapeutics*	40,421	4,295,135
Neos Therapeutics, Inc.*(a)	6,952	57,702
Ocular Therapeutix, Inc.*(a)	7,663	49,886
Odonate Therapeutics, Inc.*	1,751	37,086
Omeros Corp.*(a)	11,975	133,761
Optinose, Inc.*(a)	1,727	34,575
Pacira Pharmaceuticals, Inc.*	10,618	330,751
Paratek Pharmaceuticals, Inc.*	7,151	92,963
Phibro Animal Health Corp., Class A	5,264	208,981
Prestige Brands Holdings, Inc.*	14,310	482,533
Reata Pharmaceuticals, Inc., Class A*(a)	2,964	60,792
resTORbio, Inc.*	1,759	16,851
Revance Therapeutics, Inc.*	7,239	222,961
scPharmaceuticals, Inc.*(a)	1,863	23,101
Sienna Biopharmaceuticals, Inc.*	4,006	75,233
Supernus Pharmaceuticals, Inc.*	13,080	599,064
Teligent, Inc.*(a)	11,151	37,467
Tetraphase Pharmaceuticals, Inc.*	13,388	41,101

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Pharmaceuticals (continued)
TherapeuticsMD, Inc.*(a)	44,618	$217,290
Theravance Biopharma, Inc.*(a)	11,198	271,552
WaVe Life Sciences Ltd.*(a)	3,196	128,160
Zogenix, Inc.*	9,209	368,820
Zynerba Pharmaceuticals, Inc.*	3,095	26,896

		14,582,624

Professional Services 1.3%
Acacia Research Corp.*	13,289	46,512
Barrett Business Services, Inc.	1,876	155,483
BG Staffing, Inc.	1,931	36,670
CBIZ, Inc.*	13,571	247,671
CRA International, Inc.	2,148	112,319
Exponent, Inc.	6,963	547,640
Forrester Research, Inc.	2,825	117,096
Franklin Covey Co.*	2,640	71,016
FTI Consulting, Inc.*	10,249	496,154
GP Strategies Corp.*	3,541	80,204
Heidrick & Struggles International, Inc.	4,881	152,531
Hill International, Inc.*	9,162	52,223
Huron Consulting Group, Inc.*	5,854	223,037
ICF International, Inc.	4,743	277,228
Insperity, Inc.	9,711	675,400
Kelly Services, Inc., Class A	8,155	236,821
Kforce, Inc.	6,243	168,873
Korn/Ferry International	14,128	728,864
Mistras Group, Inc.*	4,764	90,230
Navigant Consulting, Inc.*	12,385	238,287
On Assignment, Inc.*	13,441	1,100,549
Red Violet, Inc.*(a)	835	5,092
Resources Connection, Inc.	7,469	120,998
RPX Corp.	12,452	133,112
TriNet Group, Inc.*	11,099	514,106
TrueBlue, Inc.*	10,867	281,455
WageWorks, Inc.*(a)	10,657	481,696
Willdan Group, Inc.*	2,044	57,947

		7,449,214

Real Estate Management & Development 0.5%
Altisource Portfolio Solutions SA*(a)	2,887	76,679
Consolidated-Tomoka Land Co.	1,132	71,146
Forestar Group, Inc.*(a)	2,835	59,960
FRP Holdings, Inc.*	1,755	98,280
HFF, Inc., Class A	9,845	489,296
Kennedy-Wilson Holdings, Inc.	32,479	565,135
Marcus & Millichap, Inc.*	4,521	163,027
Maui Land & Pineapple Co., Inc.*	1,716	19,991
Newmark Group, Inc., Class A*	5,865	89,089
Rafael Holdings, Inc., Class B*(a)	2,367	11,478
RE/MAX Holdings, Inc., Class A	4,740	286,533
Redfin Corp.*(a)	15,613	356,445
RMR Group, Inc.(The), Class A	1,824	127,589
St Joe Co.(The)*	11,683	220,225
Stratus Properties, Inc.*	1,635	49,377
Tejon Ranch Co.*	4,781	110,489
Transcontinental Realty Investors, Inc.*(a)	578	23,473
Trinity Place Holdings, Inc.*	4,227	27,475

		2,845,687

Road & Rail 0.9%
ArcBest Corp.	6,890	220,825
Avis Budget Group, Inc.*(a)	19,552	915,816
Covenant Transportation Group, Inc., Class A*	3,228	96,291
Daseke, Inc.*	8,817	86,319
Heartland Express, Inc.	12,990	233,690
Hertz Global Holdings, Inc.*	14,920	296,162
Knight-Swift Transportation Holdings, Inc.	33,674	1,549,341
Marten Transport Ltd.	10,573	241,064
Roadrunner Transportation Systems, Inc.*	7,839	19,911
Saia, Inc.*	6,781	509,592
Schneider National, Inc., Class B	11,268	293,644
Universal Logistics Holdings, Inc.	2,002	42,342
Werner Enterprises, Inc.	12,768	466,032
YRC Worldwide, Inc.*	8,704	76,856

		5,047,885

Semiconductors & Semiconductor Equipment 3.1%
Advanced Energy Industries, Inc.*	10,725	685,327
Alpha & Omega Semiconductor Ltd.*	5,016	77,497
Ambarella, Inc.*	8,714	426,899
Amkor Technology, Inc.*	27,144	274,969
Aquantia Corp.*(a)	1,557	24,445
Axcelis Technologies, Inc.*	8,095	199,137
AXT, Inc.*	9,947	72,116
Brooks Automation, Inc.(a)	18,534	501,901
Cabot Microelectronics Corp.	6,746	722,564
CEVA, Inc.*	5,840	211,408
Cirrus Logic, Inc.*	17,056	692,985
Cohu, Inc.	7,295	166,399
Cree, Inc.*	26,116	1,052,736
CyberOptics Corp.*(a)	1,847	33,246
Diodes, Inc.*	10,572	322,023
DSP Group, Inc.*	5,765	68,027
Entegris, Inc.	38,039	1,323,757
FormFactor, Inc.*	19,173	261,711
GSI Technology, Inc.*	3,715	27,528
Ichor Holdings Ltd.*(a)	5,055	122,382
Impinj, Inc.*(a)	4,875	63,472
Inphi Corp.*(a)	11,406	343,321
Integrated Device Technology, Inc.*	35,851	1,095,607
Kopin Corp.*(a)	17,193	53,642
Lattice Semiconductor Corp.*	32,797	182,679
MACOM Technology Solutions Holdings, Inc.*(a)	10,666	177,056
MaxLinear, Inc.*	16,755	381,176
MKS Instruments, Inc.	14,488	1,675,537
Monolithic Power Systems, Inc.	10,719	1,240,939
Nanometrics, Inc.*	6,413	172,510
NeoPhotonics Corp.*(a)	8,570	58,704
NVE Corp.	1,325	110,121
PDF Solutions, Inc.*(a)	7,403	86,319
Photronics, Inc.*	18,767	154,828
Pixelworks, Inc.*	7,653	29,617
Power Integrations, Inc.	7,729	528,277
Rambus, Inc.*	29,165	391,686
Rudolph Technologies, Inc.*	8,253	228,608
Semtech Corp.*	17,523	684,273

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Sigma Designs, Inc.*	9,595	$59,489
Silicon Laboratories, Inc.*	11,332	1,018,747
SMART Global Holdings, Inc.*	2,555	127,341
SunPower Corp.*(a)	16,168	129,021
Synaptics, Inc.*	9,267	423,780
Ultra Clean Holdings, Inc.*	10,198	196,311
Veeco Instruments, Inc.*	12,719	216,223
Xcerra Corp.*	15,035	175,158
Xperi Corp.	13,222	279,645

		17,551,144

Software 3.9%
8x8, Inc.*	23,954	446,742
A10 Networks, Inc.*	13,871	80,729
ACI Worldwide, Inc.*	31,314	742,768
Agilysys, Inc.*	3,829	45,642
American Software, Inc., Class A	7,671	99,723
Aspen Technology, Inc.*	19,688	1,553,186
Blackbaud, Inc.	12,844	1,307,648
Blackline, Inc.*	7,606	298,231
Bottomline Technologies de, Inc.*	10,740	416,175
Callidus Software, Inc.*	18,277	657,058
CommVault Systems, Inc.*	10,483	599,628
Digimarc Corp.*	2,621	62,773
Ebix, Inc.	6,476	482,462
Ellie Mae, Inc.*	9,110	837,573
Everbridge, Inc.*(a)	4,566	167,116
Fair Isaac Corp.*	8,023	1,358,856
ForeScout Technologies, Inc.*	1,187	38,506
Glu Mobile, Inc.*	26,810	101,074
HubSpot, Inc.*	9,368	1,014,554
Imperva, Inc.*	9,050	391,865
Majesco*	1,607	8,132
MicroStrategy, Inc., Class A*	2,555	329,570
Mitek Systems, Inc.*	8,175	60,495
MobileIron, Inc.*	16,147	79,928
Model N, Inc.*	6,405	115,610
Monotype Imaging Holdings, Inc.	11,312	253,954
Park City Group, Inc.*(a)	3,543	31,001
Paycom Software, Inc.*(a)	13,292	1,427,428
Paylocity Holding Corp.*	7,218	369,778
Pegasystems, Inc.	9,850	597,403
Progress Software Corp.	12,434	478,087
Proofpoint, Inc.*	11,762	1,336,751
PROS Holdings, Inc.*(a)	7,002	231,136
QAD, Inc., Class A	2,776	115,620
Qualys, Inc.*	8,675	631,106
Rapid7, Inc.*	7,462	190,803
RealNetworks, Inc.*	5,890	18,023
RealPage, Inc.*	15,870	817,305
RingCentral, Inc., Class A*	17,695	1,123,633
Rosetta Stone, Inc.*	4,307	56,637
Rubicon Project, Inc. (The)*	10,378	18,680
SailPoint Technologies Holding, Inc.*	5,365	111,002
SecureWorks Corp., Class A*	2,550	20,604
Synchronoss Technologies, Inc.*	11,919	125,746
Telenav, Inc.*	8,919	48,163
TiVo Corp.	32,246	436,933
Upland Software, Inc.*	2,018	58,098
Varonis Systems, Inc.*	5,413	327,487
VASCO Data Security International, Inc.*	8,404	108,832
Verint Systems, Inc.*	17,146	730,420
VirnetX Holding Corp.*(a)	14,337	56,631
Workiva, Inc.*	6,702	158,837
Zendesk, Inc.*	26,861	1,285,836
Zix Corp.*	15,845	67,658

		22,529,636

Specialty Retail 2.2%
Aaron’s, Inc.	17,014	792,852
Abercrombie & Fitch Co., Class A	18,366	444,641
American Eagle Outfitters, Inc.	43,555	868,051
America’s Car-Mart, Inc.*	1,831	92,374
Asbury Automotive Group, Inc.*	4,906	331,155
Ascena Retail Group, Inc.*(a)	45,814	92,086
At Home Group, Inc.*(a)	2,932	93,941
Barnes & Noble Education, Inc.*	11,115	76,582
Barnes & Noble, Inc.	16,750	82,913
Big 5 Sporting Goods Corp.	5,754	41,717
Boot Barn Holdings, Inc.*	5,252	93,118
Buckle, Inc.(The)	7,835	173,545
Build-A-Bear Workshop, Inc.*	4,002	36,618
Caleres, Inc.	11,455	384,888
Camping World Holdings, Inc., Class A	8,695	280,414
Carvana Co.*(a)	4,118	94,426
Cato Corp.(The), Class A	5,958	87,821
Chico’s FAS, Inc.	33,701	304,657
Children’s Place, Inc. (The)	4,593	621,203
Citi Trends, Inc.	3,064	94,708
Conn’s, Inc.*	5,184	176,256
Container Store Group, Inc. (The)*(a)	3,978	21,640
DSW, Inc., Class A(a)	17,381	390,377
Express, Inc.*(a)	20,882	149,515
Finish Line, Inc. (The), Class A(a)	11,093	150,199
Five Below, Inc.*	14,522	1,065,044
Francesca’s Holdings Corp.*(a)	10,494	50,371
Genesco, Inc.*	5,307	215,464
GNC Holdings, Inc., Class A*(a)	19,014	73,394
Group 1 Automotive, Inc.	5,298	346,171
Guess?, Inc.	16,389	339,908
Haverty Furniture Cos., Inc.	5,383	108,467
Hibbett Sports, Inc.*	5,119	122,600
Hudson Ltd., Class A*	10,560	168,010
J. Jill, Inc.*(a)	3,108	13,737
Kirkland’s, Inc.*	4,499	43,595
Lithia Motors, Inc., Class A	6,334	636,694
Lumber Liquidators Holdings, Inc.*(a)	7,630	182,510
MarineMax, Inc.*	5,842	113,627
Monro, Inc.	8,510	456,136
National Vision Holdings, Inc.*	8,186	264,490
Office Depot, Inc.	136,326	293,101
Party City Holdco, Inc.*(a)	9,218	143,801
Pier 1 Imports, Inc.	21,722	69,945
Rent-A-Center, Inc.(a)	11,783	101,687
Restoration Hardware Holdings, Inc.*(a)	5,526	526,517
Shoe Carnival, Inc.(a)	3,036	72,257
Sleep Number Corp.*	10,361	364,189
Sonic Automotive, Inc., Class A	6,637	125,771

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Specialty Retail (continued)
Sportsman’s Warehouse Holdings, Inc.*(a)	9,825	$40,086
Tailored Brands, Inc.	12,981	325,304
Tile Shop Holdings, Inc.	11,407	68,442
Tilly’s, Inc., Class A	3,722	42,059
Vitamin Shoppe, Inc.*(a)	6,588	28,658
Winmark Corp.	555	72,594
Zumiez, Inc.*	5,144	122,942

		12,573,268

Technology Hardware, Storage & Peripherals 0.4%
3D Systems Corp.*(a)	29,577	342,797
Avid Technology, Inc.*	9,016	40,933
CPI Card Group, Inc.(a)	1,165	3,512
Cray, Inc.*	10,612	219,668
Diebold Nixdorf, Inc.(a)	20,286	312,404
Eastman Kodak Co.*	4,380	23,433
Electronics For Imaging, Inc.*	12,253	334,874
Immersion Corp.*(a)	7,545	90,163
Intevac, Inc.*	5,135	35,432
Pure Storage, Inc., Class A*	26,286	524,406
Quantum Corp.*(a)	7,490	27,264
Stratasys Ltd.*(a)	13,831	279,110
Super Micro Computer, Inc.*	10,233	173,961
USA Technologies, Inc.*(a)	12,655	113,895

		2,521,852

Textiles, Apparel & Luxury Goods 0.8%
Columbia Sportswear Co.	7,805	596,536
Crocs, Inc.*	18,664	303,290
Culp, Inc.	2,790	85,234
Deckers Outdoor Corp.*	8,402	756,432
Delta Apparel, Inc.*	1,951	35,157
Fossil Group, Inc.*	11,708	148,692
G-III Apparel Group Ltd.*	11,588	436,636
Iconix Brand Group, Inc.*(a)	13,827	15,348
Movado Group, Inc.(a)	4,311	165,542
Oxford Industries, Inc.	4,462	332,687
Perry Ellis International, Inc.*	3,687	95,125
Sequential Brands Group, Inc.*(a)	10,888	22,701
Steven Madden Ltd.	15,823	694,630
Superior Uniform Group, Inc.	2,189	57,505
Unifi, Inc.*	4,358	157,977
Vera Bradley, Inc.*	5,826	61,814
Wolverine World Wide, Inc.	25,055	724,090

		4,689,396

Thrifts & Mortgage Finance 2.2%
BankFinancial Corp.	4,109	69,771
Bear State Financial, Inc.	6,202	63,571
Beneficial Bancorp, Inc.	18,202	283,041
BofI Holding, Inc.*(a)	15,887	643,900
Capitol Federal Financial, Inc.	34,452	425,482
Charter Financial Corp.	3,383	68,979
Clifton Bancorp, Inc.	5,904	92,398
Dime Community Bancshares, Inc.	8,670	159,528
Entegra Financial Corp.*	1,756	50,924
ESSA Bancorp, Inc.(a)	2,063	30,264
Essent Group Ltd.*	21,978	935,384
Federal Agricultural Mortgage Corp., Class C	2,468	214,765
First Defiance Financial Corp.	2,805	160,783
Flagstar Bancorp, Inc.*	5,835	206,559
Greene County Bancorp, Inc.(a)	680	24,956
Hingham Institution for Savings	342	70,452
Home Bancorp, Inc.	1,795	77,490
HomeStreet, Inc.*	7,225	206,996
Impac Mortgage Holdings, Inc.*(a)	3,408	26,923
Kearny Financial Corp.(a)	19,398	252,174
LendingTree, Inc.*	1,719	564,090
Luther Burbank Corp.	3,514	42,203
Malvern Bancorp, Inc.*	1,666	43,316
Merchants Bancorp	1,288	27,692
Meridian Bancorp, Inc.	13,076	263,481
Meta Financial Group, Inc.	2,515	274,638
MGIC Investment Corp.*	99,723	1,296,399
Nationstar Mortgage Holdings, Inc.*	7,964	143,033
NMI Holdings, Inc., Class A*	15,382	254,572
Northfield Bancorp, Inc.	11,907	185,868
Northwest Bancshares, Inc.	25,389	420,442
OceanFirst Financial Corp.	10,800	288,900
Ocwen Financial Corp.*(a)	28,668	118,112
Oritani Financial Corp.	10,911	167,484
PCSB Financial Corp.*	4,898	102,760
PennyMac Financial Services, Inc., Class A*	3,934	89,105
PHH Corp.*	8,989	94,025
Provident Bancorp, Inc.*	1,146	30,426
Provident Financial Holdings, Inc.	1,686	30,500
Provident Financial Services, Inc.	16,542	423,310
Prudential Bancorp, Inc.	2,073	37,604
Radian Group, Inc.	58,083	1,105,900
Riverview Bancorp, Inc.	6,526	60,953
SI Financial Group, Inc.	2,754	39,658
Southern Missouri Bancorp, Inc.	2,003	73,310
Sterling Bancorp, Inc.	4,135	55,864
Territorial Bancorp, Inc.	2,299	68,188
Timberland Bancorp, Inc.	1,610	48,944
TrustCo Bank Corp.	25,205	212,982
United Community Financial Corp.	13,379	131,917
United Financial Bancorp, Inc.	13,575	219,915
Walker & Dunlop, Inc.	7,409	440,243
Washington Federal, Inc.	23,033	796,942
Waterstone Financial, Inc.	7,283	125,996
Western New England Bancorp, Inc.	6,870	73,166
WSFS Financial Corp.	8,115	388,709

		12,804,987

Tobacco 0.2%
Turning Point Brands, Inc.(a)	1,623	31,551
Universal Corp.	6,593	319,760
Vector Group Ltd.	26,356	537,399

		888,710

Trading Companies & Distributors 1.3%
Aircastle Ltd.	12,870	255,598
Applied Industrial Technologies, Inc.	10,311	751,672
Beacon Roofing Supply, Inc.*	18,339	973,251
BMC Stock Holdings, Inc.*	17,594	343,963
CAI International, Inc.*	4,330	92,056
DXP Enterprises, Inc.*	4,179	162,772
EnviroStar, Inc.(a)	891	34,972
Foundation Building Materials, Inc.*	3,956	58,984
GATX Corp.	10,268	703,255

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Trading Companies & Distributors (continued)
GMS, Inc.*	8,726	$266,667
H&E Equipment Services, Inc.	8,492	326,857
Herc Holdings, Inc.*	6,545	425,098
Huttig Building Products, Inc.*(a)	6,244	32,656
Kaman Corp.	7,413	460,495
Lawson Products, Inc.*	1,912	48,278
MRC Global, Inc.*	24,067	395,661
Nexeo Solutions, Inc.*	6,933	74,183
NOW, Inc.*(a)	28,578	292,067
Rush Enterprises, Inc., Class A*	8,000	339,920
Rush Enterprises, Inc., Class B*	1,513	61,095
SiteOne Landscape Supply, Inc.*	9,141	704,223
Textainer Group Holdings Ltd.*	7,333	124,294
Titan Machinery, Inc.*	5,320	125,339
Triton International Ltd.	12,590	385,254
Veritiv Corp.*	3,104	121,677
Willis Lease Finance Corp.*	811	27,801

		7,588,088

Transportation Infrastructure 0.0%†
Wesco Aircraft Holdings, Inc.*	15,539	159,275

Water Utilities 0.4%
American States Water Co.	9,810	520,519
AquaVenture Holdings Ltd.*	3,071	38,142
Artesian Resources Corp., Class A	2,024	73,835
Cadiz, Inc.*(a)	5,529	74,641
California Water Service Group	12,896	480,376
Connecticut Water Service, Inc.	3,235	195,815
Consolidated Water Co. Ltd.	4,111	59,815
Global Water Resources, Inc.	2,172	19,483
Middlesex Water Co.	4,238	155,535
Pure Cycle Corp.*	4,209	39,775
SJW Group	4,334	228,445
York Water Co. (The)	3,507	108,717

		1,995,098

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	10,206	252,803
Shenandoah Telecommunications Co.	12,430	447,480
Spok Holdings, Inc.	5,077	75,901

		776,184

Total Common Stocks (cost $408,623,842)		562,541,396

Rights 0.0%†

	Number of Rights	Value
Biotechnology 0.0%†
Dyax Corp., CVR*(b)(c)	37,889	56,834

Electrical Equipment 0.0%†
Babcock & Wilcox Enterprises, Inc., expiring at an exercise price of $4.12 on 4/10/2018*(a)(d)	12,723	24,402

Electronic Equipment, Instruments & Components 0.0%†
Gerber Scientific, Inc., CVR*(a)(b)(c)	8,390	0

Total Rights(cost $—)		81,236

Repurchase Agreements 6.3%

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc., 1.81%, dated 3/29/2018, due 4/2/2018, repurchase price $12,062,953, collateralized by U.S. Government Agency Securities, ranging from 1.92% - 4.00%, maturing 2/25/2031 - 3/1/2059; total market value $12,301,738.(e)	$12,060,527	$12,060,527
Nomura Securities International, Inc., 1.80%, dated 3/29/2018, due 4/2/2018, repurchase price $12,002,400, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 7.88%, maturing 4/26/2018 - 2/15/2048; total market value $12,239,999.(e)	12,000,000	12,000,000
RBS Securities, Inc., 1.75%, dated 3/29/2018, due 4/5/2018, repurchase price $12,004,084, collateralized by U.S. Government Treasury Securities, ranging from 1.00% - 8.75%, maturing 11/30/2019 - 2/15/2048; total market value $12,240,066.(e)	12,000,000	12,000,000

Total Repurchase Agreements (cost $36,060,527)		36,060,527

Total Investments (cost $444,684,369) — 104.6%		598,683,159
Liabilities in excess of other assets — (4.6)%		(26,252,786)

NET ASSETS — 100.0%		$572,430,373

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $62,330,948, which was collateralized by cash used to purchase repurchase agreements with a total value of $36,060,527 and by $27,546,487 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 8.00% and maturity dates ranging from 4/5/2018 - 2/15/2048, a total value of $63,607,014.
(b)	Illiquid security.
(c)	Value determined using significant unobservable inputs.
(d)	Fair valued security.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2018 was $36,060,527.
†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Small Cap Index Fund

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	122	6/2018	USD	9,340,320	(301,992)

					(301,992)

At March 31, 2018, the Fund had $431,400 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Small Cap Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$562,541,396	$—	$—	$562,541,396
Repurchase Agreements	—	36,060,527	—	36,060,527
Rights	—	24,402	56,834	81,236

Total Assets	$562,541,396	$36,084,929	$56,834	$598,683,159

Liabilities:
Futures Contracts	$(301,992)	$—	$—	$(301,992)

Total Liabilities	$(301,992)	$—	$—	$(301,992)

Total	$562,239,404	$36,084,929	$56,834	$598,381,167

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended March 31, 2018, the Fund held one rights investment that was categorized as a Level 3 investment which was valued at $0.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

NVIT Small Cap Index Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Rights	Total
Balance as of 12/31/2017	$56,834	$56,834
Accrued Accretion/(Amortization)	—	—
Realized Gains (Losses)	—	—
Change in Unrealized Appreciation/Depreciation	—	—
Purchases	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 3/31/2018	$56,834	$56,834

Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 3/31/2018	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2018

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(301,992)

Total		$(301,992)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments

March 31, 2018 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks 97.2%

	Shares	Value
BELGIUM 0.9%
Pharmaceuticals 0.9%
UCB SA	23,175	$1,890,468

CANADA 3.4%
Metals & Mining 1.7%
Goldcorp, Inc.	83,800	1,157,141
Wheaton Precious Metals Corp.	126,700	2,581,499

		3,738,640

Oil, Gas & Consumable Fuels 1.7%
Husky Energy, Inc.	89,700	1,283,865
Suncor Energy, Inc.	66,613	2,300,317

		3,584,182

		7,322,822

CHINA 5.9%
Diversified Telecommunication Services 1.2%
China Telecom Corp. Ltd., Class H	5,934,000	2,631,403

Health Care Providers & Services 0.8%
Sinopharm Group Co. Ltd., Class H	355,200	1,786,823

Insurance 1.1%
China Life Insurance Co. Ltd., Class H	866,000	2,406,060

Internet Software & Services 1.8%
Baidu, Inc., ADR*	11,620	2,593,467
NetEase, Inc., ADR	4,000	1,121,560

		3,715,027

Wireless Telecommunication Services 1.0%
China Mobile Ltd.	234,500	2,145,574

		12,684,887

DENMARK 1.6%
Electric Utilities 1.1%
Orsted A/S Reg. S(a)	36,389	2,369,281

Electrical Equipment 0.5%
Vestas Wind Systems A/S	15,091	1,080,490

		3,449,771

FRANCE 9.6%
Auto Components 1.3%
Cie Generale des Etablissements Michelin SCA	18,890	2,792,205

Banks 1.9%
BNP Paribas SA	55,851	4,141,099

Building Products 1.1%
Cie de Saint-Gobain	44,268	2,338,284

Insurance 1.3%
AXA SA	107,132	2,852,062

Multi-Utilities 0.9%
Veolia Environnement SA	78,986	1,873,120

Oil, Gas & Consumable Fuels 1.6%
TOTAL SA	59,484	3,380,693

Pharmaceuticals 1.5%
Sanofi	39,068	3,139,318

		20,516,781

GERMANY 10.3%
Chemicals 1.1%
LANXESS AG	32,072	2,459,021

Construction Materials 1.0%
HeidelbergCement AG	21,210	2,083,931

Diversified Telecommunication Services 1.0%
Telefonica Deutschland Holding AG	473,202	2,223,429

Health Care Providers & Services 0.5%
Fresenius Medical Care AG & Co. KGaA	10,428	1,064,765

Industrial Conglomerates 1.4%
Siemens AG (Registered)	22,224	2,834,675

Multi-Utilities 1.3%
Innogy SE Reg. S(a)	59,570	2,817,909

Pharmaceuticals 2.9%
Bayer AG (Registered)	28,781	3,254,357
Merck KGaA	28,858	2,768,494

		6,022,851

Semiconductors & Semiconductor Equipment 1.1%
Infineon Technologies AG	91,055	2,439,366

		21,945,947

HONG KONG 2.1%
Industrial Conglomerates 1.5%
CK Hutchison Holdings Ltd.	259,512	3,120,008

Real Estate Management & Development 0.6%
CK Asset Holdings Ltd.	155,512	1,315,959

		4,435,967

IRELAND 2.2%
Banks 1.0%
Bank of Ireland Group plc	243,175	2,130,095

Construction Materials 1.2%
CRH plc	76,825	2,601,633

		4,731,728

ISRAEL 1.1%
Pharmaceuticals 1.1%
Teva Pharmaceutical Industries Ltd., ADR(b)	137,644	2,352,336

ITALY 1.1%
Oil, Gas & Consumable Fuels 1.1%
Eni SpA	132,223	2,330,817

JAPAN 13.7%
Auto Components 0.8%
Sumitomo Rubber Industries Ltd.	87,600	1,607,022

Beverages 2.8%
Kirin Holdings Co. Ltd.	93,600	2,491,631
Suntory Beverage & Food Ltd.	66,100	3,211,663

		5,703,294

Electronic Equipment, Instruments & Components 1.3%
Omron Corp.	46,200	2,718,030

Food & Staples Retailing 0.6%
Seven & i Holdings Co. Ltd.	32,100	1,376,856

Food Products 0.3%
Ezaki Glico Co. Ltd.	14,100	738,095

Household Durables 0.7%
Panasonic Corp.	106,300	1,519,499

Metals & Mining 0.5%
Sumitomo Metal Mining Co. Ltd.	26,500	1,115,737

Multiline Retail 1.2%
Ryohin Keikaku Co. Ltd.	7,800	2,616,982

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Oil, Gas & Consumable Fuels 1.1%
Inpex Corp.	190,900	$2,361,021

Pharmaceuticals 1.6%
Astellas Pharma, Inc.	225,100	3,414,420

Real Estate Management & Development 1.1%
Mitsui Fudosan Co. Ltd.	98,800	2,396,995

Technology Hardware, Storage & Peripherals 0.2%
Konica Minolta, Inc.	38,100	326,556

Wireless Telecommunication Services 1.5%
SoftBank Group Corp.	41,800	3,123,068

		29,017,575

LUXEMBOURG 2.2%
Energy Equipment & Services 0.9%
Tenaris SA	111,286	1,923,974

Media 1.3%
SES SA, FDR	210,276	2,848,802

		4,772,776

NETHERLANDS 6.6%
Banks 0.9%
ING Groep NV	119,978	2,026,396

Chemicals 1.1%
Akzo Nobel NV	25,115	2,374,302

Energy Equipment & Services 0.9%
SBM Offshore NV	121,271	1,944,066

Insurance 1.0%
NN Group NV	46,248	2,053,922

Oil, Gas & Consumable Fuels 2.7%
Royal Dutch Shell plc, Class B	76,567	2,467,365
Royal Dutch Shell plc, Class B, ADR	50,238	3,292,096

		5,759,461

		14,158,147

NORWAY 1.2%
Chemicals 0.7%
Yara International ASA	37,794	1,605,545

Diversified Telecommunication Services 0.5%
Telenor ASA	43,907	998,641

		2,604,186

PORTUGAL 0.9%
Oil, Gas & Consumable Fuels 0.9%
Galp Energia SGPS SA	103,688	1,955,800

SINGAPORE 1.2%
Diversified Telecommunication Services 1.2%
Singapore Telecommunications Ltd.	1,005,400	2,591,768

SOUTH KOREA 5.3%
Banks 2.2%
Hana Financial Group, Inc.	48,027	2,061,390
KB Financial Group, Inc., ADR	44,826	2,597,218

		4,658,608

Technology Hardware, Storage & Peripherals 3.1%
Samsung Electronics Co. Ltd., GDR Reg. S	5,900	6,776,120

		11,434,728

SWEDEN 0.4%
Health Care Equipment & Supplies 0.4%
Getinge AB, Class B*	82,457	938,592

SWITZERLAND 4.6%
Capital Markets 1.2%
UBS Group AG(Registered)*	150,103	2,643,042

Metals & Mining 0.5%
Glencore plc*	220,856	1,098,936

Pharmaceuticals 2.9%
Novartis AG(Registered)	26,201	2,119,714
Roche Holding AG	17,346	3,978,476

		6,098,190

		9,840,168

TAIWAN 2.5%
Semiconductors & Semiconductor Equipment 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	296,214	2,499,182

Technology Hardware, Storage & Peripherals 1.3%
Catcher Technology Co. Ltd.	132,000	1,607,161
Pegatron Corp.	494,000	1,240,210

		2,847,371

		5,346,553

THAILAND 1.3%
Banks 1.3%
Bangkok Bank PCL, NVDR	375,700	2,366,898
Bangkok Bank PCL	45,200	312,223

		2,679,121

UNITED KINGDOM 15.1%
Aerospace & Defense 2.5%
BAE Systems plc	369,554	3,018,685
Rolls-Royce Holdings plc*	196,355	2,405,021

		5,423,706

Banks 5.2%
Barclays plc	1,034,505	3,021,236
HSBC Holdings plc	384,292	3,645,412
Standard Chartered plc	413,429	4,139,808

		10,806,456

Capital Markets 0.7%
London Stock Exchange Group plc	25,120	1,455,549

Chemicals 0.5%
Johnson Matthey plc	24,621	1,052,546

Oil, Gas & Consumable Fuels 2.7%
BP plc	859,804	5,789,484

Pharmaceuticals 0.5%
GlaxoSmithKline plc	58,164	1,130,008

Specialty Retail 1.0%
Kingfisher plc	528,130	2,173,337

Trading Companies & Distributors 0.8%
Travis Perkins plc	100,478	1,741,616

Wireless Telecommunication Services 1.2%
Vodafone Group plc	940,679	2,575,761

		32,148,463

UNITED STATES 4.0%
Biotechnology 1.2%
Shire plc	53,303	2,657,112

Health Care Equipment & Supplies 1.2%
LivaNova plc*	30,010	2,655,885

Life Sciences Tools & Services 1.0%
QIAGEN NV*	65,143	2,104,409

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Pharmaceuticals 0.6%
Perrigo Co. plc	14,200	$1,183,428

		8,600,834

Total Common Stocks (cost $166,998,204)		207,750,235

Repurchase Agreement 0.0%†

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc., 1.81%, dated 3/29/2018, due 4/2/2018, repurchase price $102,239, collateralized by U.S. Government Agency Securities, ranging from 1.92% - 4.00%, maturing 2/25/2031 - 3/1/2059; total market value $104,262.(c)	$102,218	$102,218

Total Repurchase Agreement (cost $102,218)		102,218

Total Investments (cost $167,100,422) — 97.2%		207,852,453
Other assets in excess of liabilities — 2.8%		6,045,565

NET ASSETS — 100.0%		$213,898,018

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2018 was $5,187,190 which represents 2.43% of net assets.
(b)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $99,823, which was collateralized by cash used to purchase a repurchase agreement with a value of $102,218.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2018 was $102,218.

ADR	American Depositary Receipt
CN	China
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

Templeton NVIT International Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1(a)	Level 2(a)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$5,423,706	$—	$5,423,706
Auto Components	1,607,022	2,792,205	—	4,399,227
Banks	4,658,608	21,783,167	—	26,441,775
Beverages	5,703,294	—	—	5,703,294
Biotechnology	—	2,657,112	—	2,657,112
Building Products	—	2,338,284	—	2,338,284
Capital Markets	—	4,098,591	—	4,098,591
Chemicals	—	7,491,414	—	7,491,414
Construction Materials	—	4,685,564	—	4,685,564
Diversified Telecommunication Services	—	8,445,241	—	8,445,241
Electric Utilities	—	2,369,281	—	2,369,281
Electrical Equipment	—	1,080,490	—	1,080,490
Electronic Equipment, Instruments & Components	2,718,030	—	—	2,718,030
Energy Equipment & Services	—	3,868,040	—	3,868,040
Food & Staples Retailing	1,376,856	—	—	1,376,856
Food Products	738,095	—	—	738,095
Health Care Equipment & Supplies	2,655,885	938,592	—	3,594,477
Health Care Providers & Services	—	2,851,588	—	2,851,588

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2018 (Unaudited)

Templeton NVIT International Value Fund

	Level 1(a)	Level 2(a)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Household Durables	$1,519,499	$—	$—	$1,519,499
Industrial Conglomerates	—	5,954,683	—	5,954,683
Insurance	—	7,312,044	—	7,312,044
Internet Software & Services	3,715,027	—	—	3,715,027
Life Sciences Tools & Services	—	2,104,409	—	2,104,409
Media	—	2,848,802	—	2,848,802
Metals & Mining	4,854,377	1,098,936	—	5,953,313
Multiline Retail	2,616,982	—	—	2,616,982
Multi-Utilities	—	4,691,029	—	4,691,029
Oil, Gas & Consumable Fuels	9,237,299	15,924,159	—	25,161,458
Pharmaceuticals	6,950,184	18,280,835	—	25,231,019
Real Estate Management & Development	2,396,995	1,315,959	—	3,712,954
Semiconductors & Semiconductor Equipment	2,499,182	2,439,366	—	4,938,548
Specialty Retail	—	2,173,337	—	2,173,337
Technology Hardware, Storage & Peripherals	3,173,927	6,776,120	—	9,950,047
Trading Companies & Distributors	—	1,741,616	—	1,741,616
Wireless Telecommunication Services	3,123,068	4,721,335	—	7,844,403

Total Common Stocks	$59,544,330	$148,205,905	$—	$207,750,235

Repurchase Agreement	$—	$102,218	$—	$102,218

Total	$59,544,330	$148,308,123	$—	$207,852,453

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the period ended March 31, 2018, there were seventeen transfers of international common stocks from Level 2 to Level 1. The market value at the time of the transfer was $35,548,216. The investments were previously valued using the last quoted sales price from the local exchange on which they traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At March 31, 2018, the Fund valued these securities at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	May 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	May 22, 2018

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	May 22, 2018